UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive

P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments.

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 57.0%

Basic Materials - 1.7%

CF Industries Inc 4.500% due 12/01/26 ~	$850,000	$865,470
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	2,500,000	2,471,180
Tronox Finance LLC 6.375% due 08/15/20	1,500,000	1,513,125
Vale Overseas Ltd (Brazil) 6.250% due 08/10/26	1,000,000	1,088,750

		5,938,525

Communications - 3.8%

Altice US Finance I Corp 5.500% due 05/15/26 ~	1,200,000	1,236,000
AT&T Inc 5.250% due 03/01/37	1,000,000	1,021,579
Charter Communications Operating LLC
5.375% due 05/01/47 # ~	1,150,000	1,159,203
6.384% due 10/23/35	1,500,000	1,710,313
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	2,400,000	2,406,000
Telefonica Emisiones SAU (Spain) 5.213% due 03/08/47	650,000	662,737
Verizon Communications Inc
2.625% due 08/15/26	1,250,000	1,143,633
4.125% due 03/16/27	1,500,000	1,528,841
4.812% due 03/15/39 ~	1,957,000	1,911,975
5.250% due 03/16/37	1,050,000	1,087,899

		13,868,180

Consumer, Cyclical - 14.2%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	2,356,522	2,435,913
Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,171,067	1,184,242
American Airlines Pass-Through Trust ‘A’ 3.650% due 12/15/29	800,000	795,500
American Airlines Pass-Through Trust ‘AA’
3.575% due 07/15/29	1,949,418	1,946,981
3.600% due 03/22/29	1,810,060	1,822,277
American Airlines Pass-Through Trust ‘B’
3.700% due 11/01/24	857,485	839,263
4.375% due 04/01/24	821,364	826,497
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	1,753,563	1,865,353
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	2,277,806	2,371,766
CalAtlantic Group Inc 6.250% due 12/15/21	2,000,000	2,192,500
Cedar Fair LP 5.250% due 03/15/21	1,500,000	1,539,375
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,694,400	1,762,176
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	374,545	382,227
Dollar General Corp 4.150% due 11/01/25	2,000,000	2,069,328
Ford Motor Credit Co LLC
3.810% due 01/09/24	1,500,000	1,502,241
4.250% due 09/20/22	3,500,000	3,651,091
General Motors Co 5.200% due 04/01/45	2,000,000	1,972,940

	Principal Amount	Value
General Motors Financial Co Inc 4.375% due 09/25/21	$2,750,000	$2,894,457
GLP Capital LP 4.375% due 04/15/21	1,550,000	1,596,500
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	1,251,338	1,268,544
Hilton Worldwide Finance LLC 4.625% due 04/01/25 ~	950,000	961,875
Lennar Corp 4.500% due 06/15/19	2,000,000	2,065,000
MGM Resorts International 6.750% due 10/01/20	1,500,000	1,653,750
NCL Corp Ltd 4.625% due 11/15/20 ~	1,250,000	1,282,813
Norwegian Air Shuttle Pass-Through Trust ‘A’ (Norway) 4.875% due 11/10/29 ~	1,250,000	1,269,939
O’Reilly Automotive Inc 3.550% due 03/15/26	1,000,000	999,264
PulteGroup Inc 4.250% due 03/01/21	600,000	618,000
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	2,000,000	2,056,900
Toll Brothers Finance Corp
4.375% due 04/15/23	500,000	507,815
4.875% due 11/15/25	1,100,000	1,111,000
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	2,582,573	2,637,453
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,529,146	1,607,515

		51,690,495

Consumer, Non-Cyclical - 5.7%

Abbott Laboratories 4.900% due 11/30/46	750,000	780,676
Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	4,500,000	4,558,279
Biogen Inc 5.200% due 09/15/45	1,650,000	1,790,103
CHS/Community Health Systems Inc 5.125% due 08/01/21	2,000,000	1,985,000
Imperial Brands Finance PLC (United Kingdom) 3.750% due 07/21/22 ~	2,200,000	2,261,871
Reynolds American Inc 4.450% due 06/12/25	1,250,000	1,317,842
S&P Global Inc 4.400% due 02/15/26	1,000,000	1,063,114
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	1,750,000	1,700,179
The ADT Corp 6.250% due 10/15/21	2,000,000	2,183,800
United Rentals North America Inc 4.625% due 07/15/23	1,500,000	1,550,625
Valeant Pharmaceuticals International Inc
6.500% due 03/15/22 ~	75,000	77,344
6.750% due 08/15/18 ~	364,000	365,365
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	1,000,000	990,424

		20,624,622

Energy - 4.7%

Anadarko Petroleum Corp 4.500% due 07/15/44	1,500,000	1,419,951
Colorado Interstate Gas Co LLC 4.150% due 08/15/26 ~	450,000	440,603
Enbridge Inc (Canada)
4.250% due 12/01/26	1,500,000	1,534,035
5.500% due 12/01/46	600,000	640,121

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Energy Transfer Partners LP 4.050% due 03/15/25	$1,000,000	$992,137
EQT Midstream Partners LP 4.125% due 12/01/26	1,000,000	992,176
Hess Corp 4.300% due 04/01/27	600,000	591,947
Kinder Morgan Energy Partners LP
4.250% due 09/01/24	1,000,000	1,014,034
5.000% due 08/15/42	650,000	615,402
MPLX LP 4.125% due 03/01/27	1,050,000	1,046,082
Nabors Industries Inc 5.500% due 01/15/23 ~	300,000	307,687
Petrobras Global Finance BV (Brazil)
7.375% due 01/17/27	1,000,000	1,059,700
8.375% due 05/23/21	1,250,000	1,417,187
Range Resources Corp 5.000% due 03/15/23 ~	1,000,000	988,750
Sabine Pass Liquefaction LLC
4.200% due 03/15/28 ~	800,000	789,577
5.000% due 03/15/27 ~	900,000	941,761
Summit Midstream Holdings LLC 5.500% due 08/15/22	1,250,000	1,256,250
Western Gas Partners LP 4.650% due 07/01/26	1,000,000	1,031,699

		17,079,099

Financial - 18.5%

AerCap Ireland Capital DAC (Netherlands)
3.500% due 05/26/22	1,500,000	1,513,000
3.950% due 02/01/22	900,000	925,183
Air Lease Corp
3.875% due 04/01/21	3,500,000	3,631,225
4.250% due 09/15/24	1,000,000	1,036,727
American Tower Corp REIT
3.300% due 02/15/21	1,000,000	1,014,843
3.500% due 01/31/23	1,500,000	1,510,646
5.000% due 02/15/24	1,000,000	1,081,281
Bank of America Corp
3.500% due 04/19/26	900,000	889,543
4.183% due 11/25/27	1,000,000	1,005,549
4.200% due 08/26/24	2,500,000	2,549,600
4.250% due 10/22/26	1,500,000	1,525,945
Capital One Financial Corp 4.200% due 10/29/25	1,500,000	1,508,507
CC Holdings GS V LLC REIT 3.849% due 04/15/23	2,000,000	2,050,880
Citigroup Inc
2.900% due 12/08/21	1,500,000	1,507,169
3.400% due 05/01/26	1,000,000	974,605
4.400% due 06/10/25	1,500,000	1,530,847
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	1,250,000	1,268,883
Credit Suisse Group AG (Switzerland) 3.574% due 01/09/23 ~	1,600,000	1,598,848
Discover Bank 3.450% due 07/27/26	500,000	480,861
Duke Realty LP REIT 3.625% due 04/15/23	3,250,000	3,296,745
JPMorgan Chase & Co
2.972% due 01/15/23	2,000,000	1,999,558
3.875% due 09/10/24	3,000,000	3,045,366
Kilroy Realty LP REIT 3.800% due 01/15/23	2,750,000	2,823,326
Mid-America Apartments LP REIT 4.000% due 11/15/25	1,200,000	1,233,320
Morgan Stanley
2.443% due 10/24/23 §	2,000,000	2,044,028
2.500% due 04/21/21	1,750,000	1,742,046
5.000% due 11/24/25	2,000,000	2,151,144

	Principal Amount	Value
Neuberger Berman Group LLC 4.500% due 03/15/27 ~	$1,300,000	$1,323,314
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	2,000,000	2,041,298
SunTrust Bank 3.300% due 05/15/26	800,000	778,206
The Goldman Sachs Group Inc
2.350% due 11/15/21	3,250,000	3,188,481
2.875% due 02/25/21	1,000,000	1,008,183
3.500% due 11/16/26	2,500,000	2,452,425
4.250% due 10/21/25	2,000,000	2,042,058
TIAA Asset Management Finance Co LLC 4.125% due 11/01/24 ~	1,000,000	1,020,575
Trinity Acquisition PLC 4.400% due 03/15/26	1,000,000	1,026,765
Ventas Realty LP REIT 3.500% due 02/01/25	1,500,000	1,470,560
Wells Fargo & Co
4.400% due 06/14/46	1,500,000	1,452,833
4.750% due 12/07/46	1,450,000	1,485,790
Welltower Inc REIT 4.000% due 06/01/25	2,000,000	2,030,422

		67,260,585

Industrial - 3.9%

Johnson Controls International PLC 4.500% due 02/15/47	900,000	918,625
Louisiana-Pacific Corp 4.875% due 09/15/24	750,000	755,625
Masco Corp
3.500% due 04/01/21	1,750,000	1,789,567
4.375% due 04/01/26	1,050,000	1,096,421
Owens Corning
4.200% due 12/15/22	2,000,000	2,094,260
4.200% due 12/01/24	1,000,000	1,031,860
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	1,500,000	1,548,750
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	1,250,000	1,304,688
Penske Truck Leasing Co LP 3.400% due 11/15/26 ~	2,650,000	2,552,313
SMBC Aviation Capital Finance DAC (Ireland) 2.650% due 07/15/21 ~	1,200,000	1,169,252

		14,261,361

Technology - 1.2%

Broadcom Corp 3.875% due 01/15/27 ~	1,650,000	1,663,690
Diamond 1 Finance Corp 6.020% due 06/15/26 ~	950,000	1,039,424
Hewlett Packard Enterprise Co 4.900% due 10/15/25	1,500,000	1,560,170

		4,263,284

Utilities - 3.3%

Duke Energy Corp 3.750% due 09/01/46	700,000	633,508
Emera US Finance LP (Canada) 4.750% due 06/15/46	1,000,000	1,012,723
Exelon Corp 5.100% due 06/15/45	2,000,000	2,170,064
Great Plains Energy Inc
3.900% due 04/01/27	1,500,000	1,515,378
4.850% due 04/01/47	1,050,000	1,080,371
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	2,250,000	2,405,698
NRG Energy Inc 6.625% due 03/15/23	1,000,000	1,028,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Talen Energy Supply LLC 6.500% due 06/01/25	$1,000,000	$852,500
The Southern Co 3.250% due 07/01/26	1,200,000	1,146,921

		11,845,288

Total Corporate Bonds & Notes (Cost $205,213,325)		206,831,439

SENIOR LOAN NOTES - 15.5%

Basic Materials - 0.3%

PQ Corp 5.289% due 11/04/22 §	995,000	1,006,727

Communications - 1.6%

Altice US Finance I Corp Term B (Luxembourg) 3.982% due 01/15/25 §	1,969,583	1,976,969
Charter Communications Operating LLC Term H 2.990% due 01/15/22 §	792,000	795,190
Level 3 Financing Inc Term B 3.227% due 02/22/24 §	2,000,000	2,004,500
Sprint Communications Inc Term B (1st Lien) 3.500% due 02/02/24 §	1,000,000	1,001,458

		5,778,117

Consumer, Cyclical - 5.5%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	1,449,713	1,463,153
ClubCorp Club Operations Inc 4.000% due 12/15/22 §	2,167,228	2,183,482
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	1,469,831	1,467,075
HD Supply Inc Term B1 3.732% due 08/13/21 §	1,128,440	1,138,137
Hilton Worldwide Finance LLC Term B2 2.982% due 10/25/23 §	1,731,305	1,747,716
Las Vegas Sands LLC Term B 2.982% due 12/19/20 §	2,939,468	2,946,817
New Red Finance Term B3 (Canada) 3.309% due 02/16/24 §	2,257,806	2,265,569
Nexeo Solutions LLC 5.294% due 06/09/23 §	995,000	1,003,457
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	2,375,000	2,387,766
Seminole Tribe of Florida 3.397% due 04/29/20 §	1,674,419	1,679,651
Univar Inc Term B 3.732% due 07/01/22 §	1,649,969	1,654,094

		19,936,917

Consumer, Non-Cyclical - 1.6%

Albertsons LLC Term B4 3.982% due 08/22/21 §	1,702,958	1,713,247
Community Health Systems Inc Term H 4.048% due 01/27/21 §	1,410,415	1,392,051
Jaguar Holding Co II Term B 4.328% due 08/18/22 §	245,625	246,730
US Foods Inc Term B 3.732% due 06/27/23 §	2,481,250	2,506,283

		5,858,311

Energy - 0.2%

Fieldwood Energy LLC (1st Lien) 8.000% due 08/31/20 §	1,000,000	945,833

	Principal Amount	Value
Financial - 1.2%

DTZ US Borrower LLC (1st Lien) 4.304% due 11/04/21 §	$992,424	$999,868
Hub International Ltd Term B 4.035% due 10/02/20 §	1,960,429	1,970,998
Lightstone Generation LLC
Term B
5.539% due 01/30/24 §	704,755	710,217
Term C
5.539% due 01/30/24 §	43,478	43,815
Realogy Corp Term B 3.232% due 07/20/22 §	580,176	585,108

		4,310,006

Industrial - 2.2%

BWAY Holding Co Term B
due 03/22/24 µ	750,000	749,531
4.750% due 08/14/23 §	1,556,206	1,556,623
Reynolds Group Holdings Inc 3.982% due 02/05/23 §	2,604,113	2,617,949
TransDigm Inc
Term D
4.136% due 06/04/21 §	1,959,698	1,958,269
Term E
4.037% due 05/14/22 §	980,962	979,224

		7,861,596

Technology - 2.1%

First Data Corp 3.984% due 07/10/22 §	1,865,907	1,883,141
ON Semiconductor Corp 4.232% due 03/31/23 §	1,276,529	1,284,963
Sensata Technologies BV Term B (Netherlands) 3.131% due 10/14/21 §	937,051	944,445
Solera LLC Term B 4.250% due 03/03/23 §	3,465,000	3,486,656

		7,599,205

Utilities - 0.8%

Calpine Corp (1st Lien) 2.740% due 11/30/17 §	545,455	546,648
Talen Energy Supply LLC Term B 6.060% due 12/06/23 §	997,500	1,014,333
TEX Operations Co LLC
Term B
3.732% due 08/04/23 §	1,218,375	1,216,852
Term C
3.732% due 08/04/23 §	278,571	278,223

		3,056,056

Total Senior Loan Notes (Cost $56,084,250)		56,352,768

ASSET-BACKED SECURITIES - 7.7%

AmeriCredit Automobile Receivables Trust
2.300% due 02/18/22	1,250,000	1,249,745
2.710% due 08/18/22	750,000	753,480
Apidos CLO XV (Cayman) 1.968% due 10/20/25 § ~	750,000	751,718
Atrium XI (Cayman) 0.000% due 10/23/25 § # ~	750,000	750,009
Babson CLO Ltd (Cayman) 2.574% due 01/18/25 § ~	1,000,000	1,002,620
Birchwood Park CLO Ltd (Cayman) 2.203% due 07/15/26 § ~	850,000	851,233
Capital Auto Receivables Asset Trust
1.630% due 01/20/21	350,000	348,838
2.060% due 10/22/18	553,936	554,302
2.110% due 03/22/21	400,000	400,194

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Chase Issuance Trust 1.370% due 06/15/21	$2,850,000	$2,831,370
Dryden XXXI Senior Loan Fund (Cayman) 2.373% due 04/18/26 § ~	750,000	750,000
Ford Credit Auto Owner Trust 1.730% due 03/15/22	400,000	395,090
Navient Student Loan Trust 1.582% due 06/25/65 § ~	701,083	702,897
Oak Hill Credit Partners X Ltd (Cayman) 2.077% due 07/20/26 § ~	1,500,000	1,500,941
Santander Drive Auto Receivables Trust
2.080% due 02/16/21	650,000	650,876
2.100% due 06/15/21	1,000,000	999,161
2.660% due 11/15/21	500,000	502,977
SLM Private Credit Student Loan Trust 1.421% due 06/15/39 §	1,000,000	940,849
SLM Student Loan Trust 2.538% due 04/25/23 §	345,644	352,875
SMB Private Education Loan Trust
1.680% due 09/15/34 § ~	2,500,000	2,508,784
2.340% due 09/15/34 ~	1,000,000	978,017
2.362% due 02/17/32 § ~	950,000	979,209
2.700% due 05/15/31 ~	1,500,000	1,500,434
2.880% due 09/15/34 ~	2,500,000	2,495,710
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	500,000	498,398
Verizon Owner Trust
1.420% due 01/20/21 ~	400,000	398,042
2.060% due 09/20/21 ~	1,000,000	1,003,655
Volvo Financial Equipment LLC 2.210% due 11/15/21 ~	750,000	748,691
Washington Mill CLO Ltd (Cayman) 2.530% due 04/20/26 § ~	500,000	502,500

Total Asset-Backed Securities (Cost $27,869,146)		27,902,615

U.S. GOVERNMENT AGENCY ISSUES - 1.9%

Fannie Mae 1.875% due 09/18/18	3,500,000	3,533,418
Freddie Mac 1.250% due 10/02/19	3,250,000	3,232,739

Total U.S. Government Agency Issues (Cost $6,785,793)		6,766,157

U.S. TREASURY OBLIGATIONS - 10.8%

U.S. Treasury Bonds - 1.5%

2.250% due 08/15/46	3,000,000	2,538,165
2.500% due 05/15/46	1,500,000	1,342,911
2.875% due 08/15/45	1,500,000	1,454,532

		5,335,608

U.S. Treasury Notes - 9.3%

1.125% due 03/31/20	2,000,000	1,977,032
1.125% due 04/30/20	2,000,000	1,974,844
1.125% due 02/28/21	2,000,000	1,951,446
1.250% due 01/31/19	2,500,000	2,500,880
1.250% due 07/31/23	1,000,000	946,426
1.375% due 07/31/18	2,300,000	2,306,872
1.375% due 09/30/18	3,000,000	3,008,964
1.375% due 08/31/23	2,000,000	1,905,548
1.500% due 10/31/19	2,500,000	2,504,980
1.500% due 08/15/26	1,000,000	925,157
1.750% due 09/30/22	1,000,000	984,844
1.875% due 10/31/22	1,500,000	1,485,821
2.000% due 10/31/21	3,000,000	3,013,827

	Principal Amount	Value
2.000% due 08/15/25	$2,000,000	$1,947,460
2.125% due 12/31/21	3,000,000	3,028,359
2.125% due 12/31/22	2,500,000	2,505,958
2.125% due 03/31/24	1,000,000	993,906

		33,962,324

Total U.S. Treasury Obligations (Cost $39,933,075)		39,297,932

FOREIGN GOVERNMENT BONDS & NOTES - 3.0%

Chile Government (Chile) 2.250% due 10/30/22	3,000,000	2,946,450
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	1,500,000	1,500,489
Mexico Government (Mexico)
3.500% due 01/21/21	1,000,000	1,039,500
3.625% due 03/15/22	1,000,000	1,031,000
4.350% due 01/15/47	1,000,000	922,500
Province of British Columbia (Canada) 2.000% due 10/23/22	1,500,000	1,472,916
Province of Ontario (Canada) 1.875% due 05/21/20	2,000,000	1,994,482

Total Foreign Government Bonds & Notes (Cost $11,049,132)		10,907,337

SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $7,064,576; collateralized by U.S. Treasury Notes: 1.125% due 02/28/21 and value $7,206,994)	7,064,523	7,064,523

Total Short-Term Investment (Cost $7,064,523)		7,064,523

TOTAL INVESTMENTS - 97.8% (Cost $353,999,244)		355,122,771

OTHER ASSETS & LIABILITIES, NET - 2.2%		8,040,282

NET ASSETS - 100.0%		$363,163,053

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$206,831,439	$-	$206,831,439	$-
	Senior Loan Notes	56,352,768	-	56,352,768	-
	Asset-Backed Securities	27,902,615	-	27,902,615	-
	U.S. Government Agency Issues	6,766,157	-	6,766,157	-
	U.S. Treasury Obligations	39,297,932	-	39,297,932	-
	Foreign Government Bonds & Notes	10,907,337	-	10,907,337	-
	Short-Term Investment	7,064,523	-	7,064,523	-

	Total	$355,122,771	$-	$355,122,771	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financial - 0.1%

Citigroup Capital XIII	61,350	$1,634,978
GMAC Capital Trust I	149,256	3,795,580

		5,430,558

Total Preferred Stocks (Cost $5,277,308)		5,430,558

	Principal Amount

CORPORATE BONDS & NOTES - 32.0%

Basic Materials - 1.6%

ArcelorMittal (Luxembourg)
7.000% due 02/25/22	$740,000	845,361
7.750% due 10/15/39	740,000	843,600
Barrick Gold Corp (Canada)
4.100% due 05/01/23	3,217,000	3,453,533
5.250% due 04/01/42	340,000	369,959
6.950% due 04/01/19	1,068,000	1,172,249
Barrick North America Finance LLC (Canada)
4.400% due 05/30/21	1,077,000	1,155,455
5.700% due 05/30/41	730,000	828,548
BHP Billiton Finance USA Ltd (Australia)
2.875% due 02/24/22	344,000	350,134
5.000% due 09/30/43	2,320,000	2,609,970
6.750% due 10/19/75 § ~	7,250,000	8,217,875
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	2,625,000	2,755,306
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	2,440,000	2,446,149
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	160,000	184,200
Freeport-McMoRan Inc
6.125% due 06/15/19 ~	3,738,000	3,810,424
6.500% due 11/15/20 ~	527,000	541,493
Glencore Finance Canada Ltd (Switzerland) 2.700% due 10/25/17 ~	5,480,000	5,502,731
Glencore Funding LLC (Switzerland)
4.000% due 03/27/27 ~	4,490,000	4,438,239
4.125% due 05/30/23 ~	380,000	387,604
LyondellBasell Industries NV
5.000% due 04/15/19	431,000	454,098
6.000% due 11/15/21	490,000	555,229
OCP SA (Morocco) 4.500% due 10/22/25 ~	2,800,000	2,768,850
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	678,570
Rio Tinto Finance USA Ltd (United Kingdom) 3.750% due 09/20/21	10,000	10,495
Southern Copper Corp (Peru)
5.250% due 11/08/42	8,130,000	8,011,796
6.750% due 04/16/40	600,000	679,831
Steel Dynamics Inc 6.375% due 08/15/22	540,000	564,975
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	6,485,000	7,004,448
Westlake Chemical Corp
4.625% due 02/15/21 ~	550,000	571,280
4.875% due 05/15/23 ~	840,000	874,652

		62,087,054

	Principal Amount	Value
Communications - 3.0%

21st Century Fox America Inc 6.200% due 12/15/34	$1,000,000	$1,182,122
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	1,420,000	1,480,350
Amazon.com Inc 4.950% due 12/05/44	2,190,000	2,485,284
America Movil SAB de CV (Mexico)
5.000% due 03/30/20	3,300,000	3,541,709
5.625% due 11/15/17	1,500,000	1,534,639
AT&T Inc
3.000% due 02/15/22	260,000	259,662
3.000% due 06/30/22	260,000	258,792
3.400% due 05/15/25	8,110,000	7,861,145
3.875% due 08/15/21	110,000	114,549
4.250% due 03/01/27	1,530,000	1,555,322
4.350% due 06/15/45	3,235,000	2,853,716
4.450% due 05/15/21	390,000	415,747
5.450% due 03/01/47	1,460,000	1,492,009
5.500% due 02/01/18	3,625,000	3,738,423
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	5,830,000	5,835,204
CCO Holdings LLC 5.125% due 05/01/27 ~	1,120,000	1,130,500
CenturyLink Inc
5.625% due 04/01/20	370,000	389,296
5.625% due 04/01/25	370,000	355,663
6.150% due 09/15/19	1,000,000	1,072,500
Charter Communications Operating LLC
6.384% due 10/23/35	530,000	604,311
6.484% due 10/23/45	560,000	648,332
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	2,840,000	3,789,037
Comcast Corp
5.150% due 03/01/20	1,658,000	1,806,597
5.650% due 06/15/35	290,000	342,960
5.700% due 05/15/18	5,000,000	5,233,335
6.500% due 11/15/35	1,630,000	2,082,516
CommScope Technologies LLC 5.000% due 03/15/27 ~	650,000	650,618
Deutsche Telekom International Finance BV (Germany) 6.750% due 08/20/18	1,545,000	1,647,597
DISH DBS Corp
5.875% due 07/15/22	1,110,000	1,168,963
5.875% due 11/15/24	3,946,000	4,158,097
6.750% due 06/01/21	470,000	508,481
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	4,080,000	4,090,102
NBCUniversal Media LLC 4.375% due 04/01/21	680,000	730,652
Netflix Inc 5.875% due 02/15/25	670,000	721,925
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	811,385
SFR Group SA (France)
6.000% due 05/15/22 ~	370,000	384,800
7.375% due 05/01/26 ~	2,390,000	2,470,663
Sprint Capital Corp 8.750% due 03/15/32	2,080,000	2,506,400
Sprint Communications Inc 9.000% due 11/15/18 ~	230,000	250,988
Sprint Corp
7.625% due 02/15/25	2,530,000	2,770,350
7.875% due 09/15/23	130,000	144,300
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	2,020,000	2,177,120
5.877% due 07/15/19	350,000	378,234
6.221% due 07/03/17	150,000	151,659

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Time Warner Cable LLC
5.500% due 09/01/41	$250,000	$256,370
5.875% due 11/15/40	1,470,000	1,565,159
6.750% due 06/15/39	1,050,000	1,236,765
7.300% due 07/01/38	1,620,000	2,012,950
8.250% due 04/01/19	5,445,000	6,072,781
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,324,006
Time Warner Inc
4.700% due 01/15/21	410,000	439,887
6.250% due 03/29/41	450,000	518,337
Verizon Communications Inc
2.625% due 08/15/26	2,400,000	2,195,774
3.850% due 11/01/42	730,000	613,355
4.125% due 03/16/27	14,550,000	14,829,753
5.150% due 09/15/23	2,950,000	3,242,141
5.250% due 03/16/37	400,000	414,438
5.500% due 03/16/47	160,000	168,366
Viacom Inc
3.875% due 04/01/24	610,000	612,239
4.250% due 09/01/23	620,000	636,854
West Corp
4.750% due 07/15/21 ~	320,000	326,400
5.375% due 07/15/22 ~	2,340,000	2,307,825

		116,559,454

Consumer, Cyclical - 1.8%

American Axle & Manufacturing Inc 6.625% due 10/15/22	1,330,000	1,376,550
Cintas Corp No 2
2.900% due 04/01/22	1,610,000	1,630,445
3.700% due 04/01/27	1,750,000	1,791,632
CVS Health Corp
2.750% due 12/01/22	4,660,000	4,615,674
3.875% due 07/20/25	1,278,000	1,318,930
5.125% due 07/20/45	2,680,000	2,963,335
CVS Pass-Through Trust
5.298% due 01/11/27 ~	607,144	656,474
6.036% due 12/10/28	2,862,125	3,221,153
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	3,016,867	3,488,253
Dollar Tree Inc 5.750% due 03/01/23	1,170,000	1,251,900
Ford Motor Co 4.750% due 01/15/43	800,000	754,094
Ford Motor Credit Co LLC
2.459% due 03/27/20	200,000	199,443
3.200% due 01/15/21	1,250,000	1,264,394
3.664% due 09/08/24	2,770,000	2,728,334
5.750% due 02/01/21	1,070,000	1,179,492
8.125% due 01/15/20	1,570,000	1,805,213
General Motors Co 6.250% due 10/02/43	570,000	630,113
General Motors Financial Co Inc
3.250% due 05/15/18	280,000	283,911
3.450% due 04/10/22	720,000	724,329
4.250% due 05/15/23	1,250,000	1,292,840
4.350% due 01/17/27	1,510,000	1,525,319
4.375% due 09/25/21	930,000	978,853
GLP Capital LP 5.375% due 04/15/26	3,725,000	3,855,375
Hilton Worldwide Finance LLC 4.875% due 04/01/27 ~	1,940,000	1,964,250
Hyundai Capital America 2.125% due 10/02/17 ~	800,000	801,301
McDonald’s Corp
3.500% due 03/01/27	740,000	743,029
3.700% due 01/30/26	2,560,000	2,622,894
MGM Resorts International 6.625% due 12/15/21	800,000	888,000

	Principal Amount	Value
NCL Corp Ltd
4.625% due 11/15/20 ~	$630,000	$646,537
4.750% due 12/15/21 ~	2,880,000	2,930,400
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	1,840,000	1,913,600
Newell Brands Inc
3.150% due 04/01/21	1,040,000	1,064,875
3.850% due 04/01/23	2,040,000	2,114,248
4.200% due 04/01/26	1,590,000	1,656,432
QVC Inc 5.950% due 03/15/43	100,000	92,070
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	2,150,000	2,225,250
The Goodyear Tire & Rubber Co
5.000% due 05/31/26	820,000	842,550
5.125% due 11/15/23	990,000	1,032,694
Toyota Motor Credit Corp 1.250% due 10/05/17	5,450,000	5,448,474
Wal-Mart Stores Inc
5.250% due 09/01/35	930,000	1,098,648
5.375% due 04/05/17	915,000	915,000
Walgreens Boots Alliance Inc 3.450% due 06/01/26	2,840,000	2,773,882

		71,310,190

Consumer, Non-Cyclical - 4.9%

Abbott Laboratories
3.750% due 11/30/26	2,550,000	2,551,637
4.750% due 11/30/36	1,300,000	1,344,164
4.900% due 11/30/46	2,180,000	2,269,164
AbbVie Inc 3.600% due 05/14/25	1,600,000	1,602,947
Actavis Funding SCS
3.450% due 03/15/22	1,420,000	1,448,536
3.800% due 03/15/25	2,730,000	2,754,073
4.550% due 03/15/35	120,000	120,660
4.750% due 03/15/45	840,000	848,824
Aetna Inc 2.800% due 06/15/23	540,000	536,243
Altria Group Inc
2.850% due 08/09/22	4,200,000	4,213,196
4.750% due 05/05/21	4,000,000	4,336,720
9.250% due 08/06/19	3,330,000	3,870,069
Amgen Inc
3.625% due 05/22/24	590,000	605,511
4.663% due 06/15/51	289,000	289,573
Anheuser-Busch InBev Finance Inc (Belgium)
2.650% due 02/01/21	2,520,000	2,540,971
3.300% due 02/01/23	2,880,000	2,934,596
3.650% due 02/01/26	8,930,000	9,045,652
4.900% due 02/01/46	9,250,000	10,027,009
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	6,320,000	6,253,141
5.000% due 04/15/20	1,360,000	1,471,028
5.375% due 01/15/20	2,300,000	2,500,284
Anthem Inc
3.125% due 05/15/22	3,300,000	3,320,420
3.700% due 08/15/21	220,000	228,101
7.000% due 02/15/19	1,290,000	1,403,801
Becton Dickinson & Co
3.734% due 12/15/24	993,000	1,023,735
4.685% due 12/15/44	740,000	775,241
Catholic Health Initiatives 4.350% due 11/01/42	420,000	359,254
Celgene Corp
3.550% due 08/15/22	910,000	936,839
3.875% due 08/15/25	2,740,000	2,805,157
5.000% due 08/15/45	1,330,000	1,397,061
5.250% due 08/15/43	320,000	337,431

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Centene Corp
4.750% due 05/15/22	$1,240,000	$1,280,300
4.750% due 01/15/25	970,000	977,886
6.125% due 02/15/24	680,000	731,850
Constellation Brands Inc
4.250% due 05/01/23	820,000	865,300
6.000% due 05/01/22	3,850,000	4,380,619
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	1,530,000	1,561,059
Danone SA (France)
2.077% due 11/02/21 ~	2,540,000	2,474,244
2.589% due 11/02/23 ~	4,030,000	3,904,985
2.947% due 11/02/26 ~	4,540,000	4,348,512
DaVita Inc 5.000% due 05/01/25	360,000	359,777
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	4,738,407
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	3,620,000	3,687,698
Ecolab Inc 4.350% due 12/08/21	940,000	1,015,986
Fresenius Medical Care US Finance II Inc (Germany)
4.125% due 10/15/20 ~	1,080,000	1,097,280
5.875% due 01/31/22 ~	1,160,000	1,261,500
Gilead Sciences Inc
3.650% due 03/01/26	1,660,000	1,674,723
3.700% due 04/01/24	2,210,000	2,272,002
4.750% due 03/01/46	1,900,000	1,941,979
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	3,020,000	3,048,134
HCA Inc
5.250% due 04/15/25	70,000	74,550
5.250% due 06/15/26	230,000	241,523
5.875% due 05/01/23	2,090,000	2,262,425
6.500% due 02/15/20	2,120,000	2,325,386
7.500% due 02/15/22	980,000	1,123,325
Humana Inc
3.150% due 12/01/22	970,000	975,348
3.950% due 03/15/27	860,000	880,885
4.625% due 12/01/42	1,090,000	1,108,821
4.800% due 03/15/47	130,000	136,405
4.950% due 10/01/44	610,000	645,263
Imperial Brands Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	1,540,000	1,541,994
Johnson & Johnson 3.625% due 03/03/37	1,810,000	1,801,772
Kraft Heinz Foods Co
3.500% due 06/06/22	4,250,000	4,352,059
3.950% due 07/15/25	700,000	711,078
5.000% due 07/15/35	1,120,000	1,169,721
5.000% due 06/04/42	560,000	568,649
5.200% due 07/15/45	340,000	353,700
5.375% due 02/10/20	1,219,000	1,325,124
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	1,410,000	1,441,725
Medtronic Global Holdings SCA 3.350% due 04/01/27	2,110,000	2,127,452
Medtronic Inc
3.125% due 03/15/22	430,000	440,085
3.500% due 03/15/25	5,680,000	5,814,485
Merck & Co Inc 2.750% due 02/10/25	1,510,000	1,492,079
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	517,191
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	3,840,000	4,091,700

	Principal Amount	Value
Philip Morris International Inc
2.500% due 08/22/22	$2,560,000	$2,530,934
2.900% due 11/15/21	1,460,000	1,478,399
Reynolds American Inc
3.250% due 06/12/20	974,000	1,000,015
5.850% due 08/15/45	3,440,000	4,057,800
6.150% due 09/15/43	330,000	399,048
8.125% due 06/23/19	1,220,000	1,376,031
Spectrum Brands Inc 5.750% due 07/15/25	800,000	850,000
Tenet Healthcare Corp 8.125% due 04/01/22	430,000	450,425
The Kroger Co 6.400% due 08/15/17	2,610,000	2,656,492
Thermo Fisher Scientific Inc 3.600% due 08/15/21	1,590,000	1,651,678
Tyson Foods Inc 5.150% due 08/15/44	540,000	567,950
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	2,029,663
United Rentals North America Inc
5.500% due 07/15/25	1,770,000	1,829,737
5.500% due 05/15/27	2,000,000	2,025,000
UnitedHealth Group Inc
3.750% due 07/15/25	820,000	857,171
3.875% due 10/15/20	2,610,000	2,754,025
5.700% due 10/15/40	10,000	12,203
5.800% due 03/15/36	860,000	1,062,468
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	330,000	296,588
5.875% due 05/15/23 ~	450,000	351,563
6.125% due 04/15/25 ~	780,000	603,525
6.500% due 03/15/22 ~	760,000	783,750
7.000% due 03/15/24 ~	1,040,000	1,069,900
7.500% due 07/15/21 ~	3,540,000	3,115,200
Wm Wrigley Jr Co
2.400% due 10/21/18 ~	680,000	685,722
2.900% due 10/21/19 ~	2,380,000	2,423,630

		190,214,941

Energy - 5.4%

Anadarko Petroleum Corp
4.850% due 03/15/21	1,160,000	1,241,898
5.550% due 03/15/26	1,580,000	1,756,350
6.600% due 03/15/46	4,870,000	5,897,619
8.700% due 03/15/19	5,485,000	6,155,102
Apache Corp
3.250% due 04/15/22	492,000	495,014
4.250% due 01/15/44	3,240,000	3,050,061
4.750% due 04/15/43	1,000,000	1,004,822
6.000% due 01/15/37	1,010,000	1,145,793
6.900% due 09/15/18	5,000,000	5,343,890
Baker Hughes Inc 3.200% due 08/15/21	58,000	59,466
BP Capital Markets PLC (United Kingdom)
3.119% due 05/04/26	3,490,000	3,418,978
3.216% due 11/28/23	3,640,000	3,661,312
3.506% due 03/17/25	870,000	876,204
3.561% due 11/01/21	220,000	229,180
Chesapeake Energy Corp
5.750% due 03/15/23	910,000	832,650
6.125% due 02/15/21	210,000	204,750
Chevron Corp 2.954% due 05/16/26	4,380,000	4,332,276
CNOOC Finance LLC (China) 3.500% due 05/05/25	9,220,000	9,140,791
Concho Resources Inc 4.375% due 01/15/25	1,050,000	1,061,813
ConocoPhillips 6.500% due 02/01/39	860,000	1,098,583

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Devon Energy Corp
3.250% due 05/15/22	$2,510,000	$2,489,102
5.000% due 06/15/45	3,330,000	3,352,684
5.600% due 07/15/41	170,000	179,583
5.850% due 12/15/25	3,650,000	4,193,313
7.950% due 04/15/32	2,810,000	3,653,157
Ecopetrol SA (Colombia) 5.875% due 05/28/45	8,710,000	7,999,699
Ensco PLC 8.000% due 01/31/24	1,315,000	1,338,013
Enterprise Products Operating LLC
4.742% due 08/01/66 §	3,000,000	2,996,250
6.300% due 09/15/17	2,430,000	2,480,228
EOG Resources Inc 4.150% due 01/15/26	1,370,000	1,433,656
Exxon Mobil Corp
3.043% due 03/01/26	3,090,000	3,092,920
4.114% due 03/01/46	1,250,000	1,293,649
Halliburton Co 3.800% due 11/15/25	3,250,000	3,307,626
Kerr-McGee Corp 7.875% due 09/15/31	2,297,000	2,950,485
Kinder Morgan Energy Partners LP
3.500% due 09/01/23	1,410,000	1,391,492
6.850% due 02/15/20	2,180,000	2,427,417
Kinder Morgan Inc
5.000% due 02/15/21 ~	1,720,000	1,838,345
5.300% due 12/01/34	1,029,000	1,038,572
MPLX LP
4.875% due 12/01/24	1,670,000	1,759,317
4.875% due 06/01/25	1,190,000	1,248,434
Noble Energy Inc
5.250% due 11/15/43	1,270,000	1,325,416
6.000% due 03/01/41	200,000	222,827
8.250% due 03/01/19	3,290,000	3,661,135
Oasis Petroleum Inc
6.500% due 11/01/21	320,000	322,400
6.875% due 01/15/23	340,000	347,650
Occidental Petroleum Corp
3.000% due 02/15/27	1,510,000	1,458,523
3.125% due 02/15/22	1,350,000	1,378,667
3.400% due 04/15/26	1,890,000	1,888,339
4.100% due 02/15/47	2,110,000	2,040,868
4.400% due 04/15/46	600,000	611,171
4.625% due 06/15/45	1,280,000	1,340,847
Petrobras Global Finance BV (Brazil)
5.375% due 01/27/21	17,460,000	18,024,504
6.250% due 03/17/24	8,580,000	8,826,675
7.375% due 01/17/27	1,440,000	1,525,968
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,666,163
6.000% due 03/05/20	2,000,000	2,160,000
6.375% due 01/23/45	520,000	509,652
6.625% due 06/15/35	160,000	166,240
6.875% due 08/04/26	3,110,000	3,459,875
QEP Resources Inc 6.875% due 03/01/21	1,830,000	1,953,525
Range Resources Corp
4.875% due 05/15/25	270,000	259,875
5.000% due 03/15/23 ~	4,040,000	3,994,550
Regency Energy Partners LP
4.500% due 11/01/23	520,000	534,240
5.875% due 03/01/22	1,770,000	1,948,090
6.500% due 07/15/21	680,000	702,556
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	1,124,283
Schlumberger Holdings Corp
3.000% due 12/21/20 ~	2,570,000	2,628,874
4.000% due 12/21/25 ~	1,960,000	2,044,666

	Principal Amount	Value
Schlumberger Norge AS 4.200% due 01/15/21 ~	$50,000	$53,082
SESI LLC 7.125% due 12/15/21	280,000	284,900
Shelf Drilling Holdings Ltd (United Arab Emirates) 9.500% due 11/02/20 ~	190,249	179,310
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	5,090,000	4,954,575
4.000% due 05/10/46	900,000	867,380
4.375% due 03/25/20	4,150,000	4,423,385
4.375% due 05/11/45	2,750,000	2,797,440
4.550% due 08/12/43	1,200,000	1,248,367
Sinopec Group Overseas Development Ltd (China)
2.750% due 05/17/17 ~	2,400,000	2,403,530
4.375% due 04/10/24 ~	7,560,000	7,996,129
SM Energy Co 5.000% due 01/15/24	240,000	228,000
The Williams Cos Inc 7.500% due 01/15/31	5,935,000	6,943,950
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	4,690,000	6,031,514
Western Gas Partners LP 4.650% due 07/01/26	990,000	1,021,382
Williams Partners LP
4.875% due 05/15/23	800,000	824,204
4.875% due 03/15/24	1,010,000	1,039,908
WPX Energy Inc
6.000% due 01/15/22	60,000	61,500
8.250% due 08/01/23	290,000	324,075

		209,280,704

Financial - 11.2%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	2,220,000	2,290,827
AerCap Ireland Capital DAC (Netherlands)
3.750% due 05/15/19	2,590,000	2,660,544
4.500% due 05/15/21	1,010,000	1,059,629
5.000% due 10/01/21	190,000	203,567
Ally Financial Inc 7.500% due 09/15/20	32,000	36,020
American International Group Inc 3.750% due 07/10/25	4,630,000	4,611,860
Bank of America Corp
2.600% due 01/15/19	7,240,000	7,318,025
3.300% due 01/11/23	3,190,000	3,213,565
3.500% due 04/19/26	5,410,000	5,347,141
3.875% due 08/01/25	3,510,000	3,578,210
4.000% due 04/01/24	10,280,000	10,673,621
4.125% due 01/22/24	9,345,000	9,774,870
4.200% due 08/26/24	4,930,000	5,027,811
4.450% due 03/03/26	660,000	678,034
5.000% due 05/13/21	5,590,000	6,074,564
5.000% due 01/21/44	3,310,000	3,619,991
5.625% due 07/01/20	600,000	658,456
5.650% due 05/01/18	2,070,000	2,154,135
5.700% due 05/02/17	1,520,000	1,525,030
5.750% due 12/01/17	560,000	574,870
6.250% due 09/05/24 §	4,360,000	4,594,350
7.625% due 06/01/19	1,400,000	1,561,361
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	174,500
BNP Paribas SA (France)
2.375% due 09/14/17	2,600,000	2,607,878
4.625% due 03/13/27 ~	1,110,000	1,110,753
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,409,081

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Chubb INA Holdings Inc
2.300% due 11/03/20	$950,000	$953,761
3.350% due 05/03/26	1,270,000	1,286,020
CIT Group Inc
4.250% due 08/15/17	1,840,000	1,858,400
5.000% due 08/15/22	770,000	808,015
5.375% due 05/15/20	290,000	309,758
Citigroup Inc
3.500% due 05/15/23	2,380,000	2,400,235
4.400% due 06/10/25	4,900,000	5,000,768
4.450% due 09/29/27	7,030,000	7,148,399
4.650% due 07/30/45	6,761,000	7,081,181
4.750% due 05/18/46	440,000	435,771
5.300% due 05/06/44	240,000	257,889
5.500% due 09/13/25	4,580,000	5,015,201
5.900% due 02/15/23 §	670,000	700,987
5.950% due 01/30/23 §	1,820,000	1,901,900
5.950% due 05/15/25 §	7,040,000	7,339,270
6.300% due 05/15/24 §	3,900,000	4,070,625
6.625% due 06/15/32	480,000	586,150
6.675% due 09/13/43	580,000	740,830
8.125% due 07/15/39	200,000	294,685
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	1,060,000	1,135,525
Cooperatieve Rabobank UA (Netherlands)
4.375% due 08/04/25	4,980,000	5,116,407
4.625% due 12/01/23	5,690,000	5,996,691
5.250% due 08/04/45	870,000	942,012
11.000% due 06/30/19 § ~	4,830,000	5,657,137
Credit Agricole SA (France) 8.375% due 10/13/19 § ~	5,180,000	5,782,175
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
4.550% due 04/17/26	440,000	455,559
4.875% due 05/15/45	5,980,000	6,106,513
GE Capital International Funding Co
2.342% due 11/15/20	13,485,000	13,544,037
3.373% due 11/15/25	3,577,000	3,674,659
Goldman Sachs Capital II 4.000% due 05/26/17 §	398,000	333,942
HSBC Bank USA NA 7.000% due 01/15/39	3,840,000	5,180,022
HSBC Finance Corp 6.676% due 01/15/21	570,000	644,822
HSBC Holdings PLC (United Kingdom)
3.400% due 03/08/21	8,230,000	8,420,845
4.250% due 03/14/24	3,300,000	3,345,652
4.250% due 08/18/25	4,560,000	4,599,221
6.375% due 09/17/24 §	3,840,000	3,873,600
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	5,370,000	5,981,933
International Lease Finance Corp
5.875% due 08/15/22	910,000	1,014,571
8.625% due 01/15/22	1,940,000	2,380,846
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	10,270,000	9,674,864
JPMorgan Chase & Co
3.875% due 09/10/24	4,840,000	4,913,190
4.250% due 10/15/20	3,230,000	3,426,610
4.250% due 10/01/27	870,000	894,711
4.350% due 08/15/21	690,000	738,968
4.500% due 01/24/22	2,310,000	2,490,824
4.950% due 06/01/45	3,380,000	3,567,509
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	8,168,280
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	365,212
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	3,000,000	3,083,259

	Principal Amount	Value
MetLife Inc 4.750% due 02/08/21	$2,370,000	$2,568,755
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	1,590,000	1,605,517
Navient Corp 8.000% due 03/25/20	3,380,000	3,679,975
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	7,870,000	8,406,734
Quicken Loans Inc 5.750% due 05/01/25 ~	1,250,000	1,234,375
Royal Bank of Scotland Group PLC (United Kingdom)
5.125% due 05/28/24	6,260,000	6,339,039
6.000% due 12/19/23	4,240,000	4,487,264
6.100% due 06/10/23	3,870,000	4,117,382
6.125% due 12/15/22	1,910,000	2,024,730
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	610,000	626,248
Standard Chartered PLC (United Kingdom)
2.549% due 01/30/27 § ~	3,900,000	3,266,250
5.700% due 03/26/44 ~	3,460,000	3,579,218
State Street Corp 4.956% due 03/15/18	8,180,000	8,413,122
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	2,320,000	2,259,525
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	2,090,000	2,767,342
The Goldman Sachs Group Inc
3.500% due 11/16/26	2,430,000	2,383,757
3.850% due 07/08/24	1,690,000	1,733,626
4.250% due 10/21/25	4,270,000	4,359,794
4.750% due 10/21/45	3,400,000	3,600,369
5.150% due 05/22/45	3,480,000	3,663,152
5.250% due 07/27/21	2,570,000	2,821,536
5.750% due 01/24/22	400,000	450,926
5.950% due 01/15/27	3,270,000	3,742,551
6.000% due 06/15/20	6,360,000	7,039,305
6.250% due 02/01/41	6,880,000	8,667,383
6.450% due 05/01/36	220,000	263,542
6.750% due 10/01/37	2,145,000	2,654,178
The Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	1,310,000	1,341,044
UBS Group Funding Jersey Ltd (Switzerland) 4.125% due 09/24/25 ~	2,340,000	2,383,597
UBS Group Funding Switzerland AG (Switzerland)
3.491% due 05/23/23 ~	5,620,000	5,662,212
4.253% due 03/23/28 ~	6,190,000	6,274,933
Visa Inc
3.150% due 12/14/25	6,440,000	6,468,761
4.300% due 12/14/45	4,620,000	4,861,376
Voya Financial Inc 2.900% due 02/15/18	534,000	538,956
Wachovia Capital Trust III 5.570% due 05/26/17 §	6,220,000	6,231,507
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	4,730,000	4,791,651
Wells Fargo & Co
1.500% due 01/16/18	1,730,000	1,727,101
3.000% due 10/23/26	4,090,000	3,920,367
3.450% due 02/13/23	2,330,000	2,352,818
4.300% due 07/22/27	11,210,000	11,662,032
4.400% due 06/14/46	3,650,000	3,535,226
4.600% due 04/01/21	6,240,000	6,711,507
4.650% due 11/04/44	1,600,000	1,610,758

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
4.750% due 12/07/46	$2,550,000	$2,612,942
4.900% due 11/17/45	3,920,000	4,113,593
5.375% due 11/02/43	2,030,000	2,265,023
5.606% due 01/15/44	1,567,000	1,798,074
Wells Fargo Bank NA 6.000% due 11/15/17	2,800,000	2,875,289

		432,732,496

Industrial - 1.6%

ABB Finance USA Inc (Switzerland) 4.375% due 05/08/42	390,000	410,190
Air 2 US 8.027% due 10/01/20 ~	462,655	480,005
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,464,044
Caterpillar Financial Services Corp 1.931% due 10/01/21	2,315,000	2,253,787
Eaton Corp
1.500% due 11/02/17	300,000	300,005
2.750% due 11/02/22	6,649,000	6,610,296
4.150% due 11/02/42	2,040,000	2,013,590
General Electric Co
3.150% due 09/07/22	1,369,000	1,414,644
4.375% due 09/16/20	396,000	425,777
4.500% due 03/11/44	2,610,000	2,808,958
4.650% due 10/17/21	98,000	107,627
5.250% due 12/06/17	3,535,000	3,624,909
5.300% due 02/11/21	1,378,000	1,526,428
5.875% due 01/14/38	450,000	568,715
6.000% due 08/07/19	2,786,000	3,060,964
6.150% due 08/07/37	317,000	411,684
6.875% due 01/10/39	3,306,000	4,696,104
Harris Corp
4.854% due 04/27/35	530,000	567,737
5.054% due 04/27/45	1,470,000	1,614,132
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,614,752
Lockheed Martin Corp
3.100% due 01/15/23	300,000	304,455
3.550% due 01/15/26	3,240,000	3,294,899
4.500% due 05/15/36	580,000	617,799
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	550,000	574,062
5.500% due 02/15/24 ~	1,000,000	1,042,500
Raytheon Co 3.125% due 10/15/20	1,680,000	1,736,742
Reynolds Group Issuer Inc (New Zealand)
5.125% due 07/15/23 ~	270,000	277,762
5.750% due 10/15/20	990,000	1,019,710
6.875% due 02/15/21	894,427	920,142
The Boeing Co 4.875% due 02/15/20	5,560,000	6,048,340
United Technologies Corp
4.500% due 04/15/20	2,630,000	2,832,781
4.500% due 06/01/42	540,000	572,298
Waste Management Inc
3.500% due 05/15/24	1,750,000	1,810,968
7.375% due 05/15/29	1,910,000	2,494,645
WestRock RKT Co
3.500% due 03/01/20	990,000	1,016,654
4.000% due 03/01/23	1,150,000	1,188,325

		63,726,430

Technology - 1.3%

Apple Inc 2.450% due 08/04/26	4,090,000	3,873,275
Diamond 1 Finance Corp
3.480% due 06/01/19 ~	5,650,000	5,795,165
4.420% due 06/15/21 ~	5,730,000	5,997,173

	Principal Amount	Value
First Data Corp
5.750% due 01/15/24 ~	$2,790,000	$2,888,347
7.000% due 12/01/23 ~	2,270,000	2,440,250
Intel Corp
3.700% due 07/29/25	890,000	931,363
4.900% due 07/29/45	670,000	751,562
Microsoft Corp
2.400% due 08/08/26	7,310,000	6,920,260
2.700% due 02/12/25	1,080,000	1,062,309
2.875% due 02/06/24	4,410,000	4,441,201
3.300% due 02/06/27	7,330,000	7,457,329
3.450% due 08/08/36	150,000	142,452
3.950% due 08/08/56	1,100,000	1,027,057
4.100% due 02/06/37	260,000	267,878
4.500% due 02/06/57	1,850,000	1,909,230
National Semiconductor Corp 6.600% due 06/15/17	380,000	384,056
Oracle Corp 1.200% due 10/15/17	4,990,000	4,989,117

		51,278,024

Utilities - 1.2%

AES Corp
4.875% due 05/15/23	1,170,000	1,170,000
5.500% due 03/15/24	30,000	30,600
5.500% due 04/15/25	330,000	335,775
7.375% due 07/01/21	1,130,000	1,282,550
Berkshire Hathaway Energy Co
6.125% due 04/01/36	601,000	752,405
6.500% due 09/15/37	1,200,000	1,565,560
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,400,909
FirstEnergy Corp
2.750% due 03/15/18	1,070,000	1,074,144
4.250% due 03/15/23	4,980,000	5,151,934
7.375% due 11/15/31	12,550,000	16,394,504
Majapahit Holding BV (Indonesia) 7.750% due 01/20/20 ~	640,000	723,648
Pacific Gas & Electric Co
6.050% due 03/01/34	7,602,000	9,541,985
8.250% due 10/15/18	930,000	1,018,491
PacifiCorp 5.650% due 07/15/18	1,860,000	1,954,362
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	2,746,117

		45,142,984

Total Corporate Bonds & Notes (Cost $1,204,425,803)		1,242,332,277

SENIOR LOAN NOTES - 3.8%

Communications - 0.9%

Ancestry.com Operations Inc (1st Lien) 4.250% due 10/19/23 §	990,000	1,000,313
CBS Radio Inc Term B 4.500% due 10/17/23 § µ	1,947,440	1,968,375
Charter Communications Operating LLC Term I 3.232% due 01/15/24 §	4,090,943	4,116,229
CSC Holdings LLC 3.943% due 10/11/24 §	821,957	821,614
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.887% due 06/30/19 §	2,898,513	2,858,659
Level 3 Financing Inc Term B 3.227% due 02/22/24 §	4,040,000	4,049,090
Sprint Communications Inc Term B (1st Lien) 3.500% due 02/02/24 §	4,095,000	4,100,971

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Univision Communications Inc Term C5 3.750% due 03/15/24 §	$5,126,775	$5,097,137
UPC Financing Partnership Term AP 3.662% due 04/15/25 §	3,840,000	3,856,800
Virgin Media Bristol LLC Term I 3.662% due 01/31/25 §	3,609,388	3,622,923
Ziggo Secured Finance Partnership Term E 3.412% due 04/15/25 §	1,920,000	1,922,056

		33,414,167

Consumer, Cyclical - 1.2%

Academy Ltd Term B 5.055% due 07/01/22 §	2,781,314	2,078,454
American Airlines Inc Term B 2.982% due 06/26/20 §	3,241,872	3,245,924
American Builders & Contractors Supply Co Inc Term B 3.732% due 10/31/23 §	4,011,299	4,033,863
Aramark Services Inc Term B due 03/06/24 µ	1,650,000	1,661,601
Aristocrat Leisure Ltd Term B (Australia) 3.143% due 10/20/21 §	1,801,788	1,815,161
Boyd Gaming Corp Term B2 due 09/15/23 µ	3,828,953	3,850,491
CCM Merger Inc Term B 4.232% due 08/08/21 §	1,112,797	1,121,143
CWGS Group LLC 4.606% due 11/08/23 §	1,496,250	1,507,472
Hilton Worldwide Finance LLC Term B2 2.982% due 10/25/23 §	3,685,779	3,720,716
Landry’s Inc Term B 4.041% due 10/04/23 §	493,846	498,741
Lions Gate Entertainment Corp (1st Lien) (Canada) 3.982% due 12/08/23 §	2,356,000	2,371,891
Michaels Stores Inc Term B1 3.750% due 01/30/23 §	3,502,681	3,495,385
Neiman Marcus Group Ltd LLC 4.250% due 10/25/20 §	83,853	67,685
New Red Finance Term B3 (Canada) 3.309% due 02/16/24 §	3,633,183	3,645,674
Party City Holdings Inc 3.871% due 08/19/22 §	3,176,528	3,173,409
Petco Animal Supplies Inc Term B 4.287% due 01/26/23 §	3,364,340	3,181,404
PetSmart Inc Term B2 4.020% due 03/11/22 §	4,633,258	4,443,294
Station Casinos LLC Term B 3.450% due 06/08/23 §	496,250	498,669

		44,410,977

Consumer, Non-Cyclical - 0.7%

Air Medical Group Holdings Inc Term B 4.250% due 04/28/22 §	2,734,625	2,736,903
Albertsons LLC Term B6 4.302% due 06/22/23 §	3,353,435	3,377,540
Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	1,107,171	1,112,534
DPx Holdings BV (Netherlands) 4.397% due 03/11/21 §	3,076,725	3,085,242
HCA Inc Term B8 due 02/15/24 µ	2,950,000	2,977,656
Jaguar Holding Co II Term B 4.327% due 08/18/22 §	4,513,693	4,534,005
MPH Acquisition Holdings LLC Term B 4.897% due 06/07/23 §	3,741,988	3,793,830
Prime Security Services Borrower LLC (1st Lien) 4.250% due 05/02/22 §	3,850,350	3,890,228

	Principal Amount	Value
Trans Union LLC Term B2 3.482% due 04/09/23 §	$776,006	$782,990
Valeant Pharmaceuticals International Inc Series F1 Term B (Canada) 5.570% due 04/01/22 §	2,547,271	2,557,177

		28,848,105

Energy - 0.1%

Murray Energy Corp Term B2 8.397% due 04/16/20 §	3,203,451	3,110,016

Financial - 0.1%

Flying Fortress Inc 3.397% due 04/30/20 §	1,232,000	1,243,422
MGM Growth Properties Operating Partnership LP Term B 3.482% due 04/25/23 §	477,588	480,692

		1,724,114

Industrial - 0.4%

Avolon SARL Term B (Luxembourg) due 03/20/22 µ	3,850,000	3,908,285
BE Aerospace Inc Term B 4.033% due 12/16/21 §	1,493,021	1,499,311
Berry Plastics Group Inc Term I 3.501% due 10/01/22 §	3,658,124	3,690,418
Reynolds Group Holdings Inc 3.982% due 02/05/23 § µ	4,856,265	4,882,067
XPO Logistics Inc Term B 3.250% due 11/01/21 § µ	2,191,292	2,201,074

		16,181,155

Technology - 0.1%

Dell Inc Term A2 3.240% due 09/07/21 §	1,050,000	1,052,062
First Data Corp
3.984% due 03/24/21 §	3,091,472	3,118,523
3.984% due 07/10/22 §	932,953	941,570

		5,112,155

Utilities - 0.3%

Energy Future Intermediate Holding Co LLC 4.304% due 06/30/17 §	10,700,000	10,708,913
NRG Energy Inc Term B 3.232% due 06/30/23 §	2,038,801	2,049,505

		12,758,418

Total Senior Loan Notes (Cost $146,582,078)		145,559,107

MORTGAGE-BACKED SECURITIES - 36.5%

Collateralized Mortgage Obligations - Commercial - 6.0%

Banc of America Commercial Mortgage Trust 5.708% due 04/10/49 §	3,030,000	2,902,521
Bank of America Merrill Lynch Large Commercial Mortgage Securities Trust 3.218% due 04/14/33 ~	150,000	151,206
Bayview Commercial Asset Trust 1.252% due 12/25/36 § ~	2,820,826	2,529,667
BBCCRE Trust 4.563% due 08/10/33 § ~	9,930,000	8,345,976
CD Commercial Mortgage Trust 5.398% due 12/11/49 §	846,143	717,529
CD Mortgage Trust
5.688% due 10/15/48	840,000	464,508
5.704% due 01/15/46 §	1,013,672	954,738

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 ~	$160,000	$164,426
Citigroup Commercial Mortgage Trust
2.110% due 01/12/30 ~	1,309,709	1,313,060
4.017% due 10/10/47	2,610,000	2,729,094
5.482% due 10/15/49	1,103,441	1,046,406
6.127% due 12/10/49 §	680,000	459,717
Commercial Mortgage Pass-Through Certificates 2.822% due 10/15/45	290,000	292,170
Commercial Mortgage Pass-Through Certificates (IO) 2.072% due 10/15/45 §	31,850,042	2,345,724
Commercial Mortgage Trust
2.987% due 04/12/35 § ~	880,000	888,948
4.300% due 10/10/46	510,000	543,056
4.762% due 10/10/46 §	450,000	481,778
4.855% due 08/15/45 § ~	2,390,000	2,276,975
5.083% due 10/10/46 §	220,000	222,944
5.083% due 10/10/46 § ~	510,000	371,607
Credit Suisse Commercial Mortgage Trust
5.373% due 12/15/39	4,933,389	4,714,538
5.869% due 09/15/40 §	1,710,000	1,630,283
6.228% due 06/15/38 §	1,796,970	988,333
Credit Suisse European Mortgage Capital (Ireland)
2.843% due 03/12/20 ~	GBP 6,512,048	7,995,769
4.110% due 03/12/20 ~	2,144,451	2,633,048
Credit Suisse Mortgage Trust
3.881% due 11/15/37 ~	$780,000	819,630
3.953% due 09/15/37 ~	2,230,000	2,290,069
4.373% due 09/15/37 ~	3,800,000	3,287,321
4.735% due 09/15/38 § ~	6,800,000	6,761,249
5.412% due 03/15/28 § ~	3,810,000	3,810,128
6.648% due 08/15/22 § ~	4,000,000	4,046,820
CSAIL Commercial Mortgage Trust 3.500% due 11/15/48 ~	3,400,000	2,013,714
EQTY Mortgage Trust 3.197% due 05/08/31 § ~	2,800,000	2,794,679
Fannie Mae - Aces 2.711% due 06/25/25 §	1,050,000	1,043,146
Fannie Mae - Aces (IO) 0.379% due 10/25/24 §	116,029,757	2,722,383
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
1.093% due 04/25/20 §	14,860,772	401,104
1.315% due 06/25/21 §	10,107,223	426,952
1.537% due 10/25/21 §	1,367,066	78,716
1.610% due 07/25/21 §	6,313,126	365,940
1.618% due 06/25/20 §	637,639	23,830
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 ~	59,419,207	475,449
GE Commercial Mortgage Corp Trust 5.677% due 12/10/49 §	7,220,000	4,782,718
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 §	495,121	394,174
Government National Mortgage Association (IO)
0.477% due 01/16/53 §	91,232,525	3,462,229
0.788% due 06/16/55 §	7,357,351	289,386
0.888% due 11/16/55 §	36,940,305	1,848,072
GS Mortgage Securities Corp II
3.777% due 05/10/50 §	4,590,000	4,676,727
4.014% due 05/10/50 §	4,100,000	4,008,088
GS Mortgage Securities Corp Trust 3.721% due 02/10/37 ~	3,740,000	3,867,783
GS Mortgage Securities Trust
1.527% due 11/10/48 § ~	1,300,000	744,860
4.328% due 02/10/48 §	2,680,000	2,518,475

	Principal Amount	Value
4.423% due 11/10/48 § ~	$2,100,000	$1,363,589
4.765% due 08/10/46 § ~	730,000	546,598
5.161% due 11/10/46 §	1,070,000	1,169,971
5.622% due 11/10/39	2,121,346	2,004,757
5.949% due 08/10/45 §	11,780,000	11,848,022
GS Mortgage Securities Trust (IO) 1.364% due 08/10/44 § ~	3,505,828	168,084
Hyatt Hotel Portfolio Trust 7.137% due 11/15/19 § ~	6,720,000	6,819,116
JP Morgan Chase Commercial Mortgage Securities Trust
4.212% due 08/15/27 § ~	720,000	720,422
5.411% due 05/15/47	7,530,000	5,230,489
5.438% due 01/15/49 ~	10,060,000	3,571,401
5.502% due 06/12/47 §	7,425,000	6,457,181
5.503% due 01/15/49 §	6,940,000	2,463,700
5.829% due 02/12/49 §	1,560,000	1,269,395
6.066% due 02/15/51 §	270,000	257,354
7.137% due 10/15/19 § ~	1,900,000	1,917,196
JPMBB Commercial Mortgage Securities Trust
3.914% due 11/15/47 §	2,960,000	3,059,823
4.425% due 11/15/47 §	4,295,000	4,282,851
4.618% due 08/15/48 §	3,370,000	3,380,822
4.887% due 01/15/47 §	510,000	548,938
5.047% due 11/15/45 §	950,000	995,182
LSTAR Commercial Mortgage Trust 2.729% due 04/20/48 § ~	10,340,977	10,387,350
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 §	2,480,844	1,962,348
5.450% due 08/12/48 § ~	285,812	226,077
6.182% due 09/12/49 §	3,530,000	2,535,821
Morgan Stanley Bank of America Merrill Lynch Trust
3.214% due 02/15/46	404,000	406,453
3.720% due 12/15/49	3,710,000	3,850,683
Morgan Stanley Capital I Trust 5.438% due 03/15/44	4,392,984	4,114,337
Motel 6 Trust 5.000% due 02/05/30 ~	8,250,000	8,141,297
One Market Plaza Trust 3.614% due 02/10/32 ~	9,330,000	9,672,648
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	9,226,031	9,214,586
Wells Fargo Commercial Mortgage Trust
3.250% due 02/15/48 ~	5,670,000	3,408,192
3.500% due 07/15/46 ~	620,000	414,523
3.848% due 05/15/48 §	3,700,000	3,610,578
4.104% due 05/15/48 §	4,325,000	3,609,520
WFRBS Commercial Mortgage Trust
3.997% due 06/15/46 § ~	1,750,000	1,566,190
4.204% due 11/15/47 §	3,830,000	3,878,330
4.723% due 03/15/47 §	340,000	360,191
WFRBS Commercial Mortgage Trust (IO)
1.223% due 03/15/47 §	10,772,771	597,522
1.484% due 06/15/45 § ~	2,915,204	166,439

		231,315,639

Collateralized Mortgage Obligations - Residential - 9.8%

Adjustable Rate Mortgage Trust
1.482% due 03/25/36 §	623,368	353,809
3.082% due 10/25/35 §	6,709,852	6,009,094
Alternative Loan Trust
6.000% due 03/25/27	170,364	164,651
6.000% due 05/25/36	4,506,197	3,522,522
6.500% due 09/25/34	314,727	310,265
6.500% due 09/25/36	2,150,583	1,792,133
14.780% due 06/25/35 §	5,990,108	7,101,495
24.673% due 07/25/36 §	1,648,645	2,348,824

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
BCAP LLC Trust 1.178% due 03/28/37 § ~	$7,873,581	$7,609,737
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.958% due 08/25/47 § ~	624,019	491,108
0.978% due 01/25/36 § ~	9,033	7,799
1.008% due 07/25/36 § ~	93,423	84,869
1.068% due 10/25/35 § ~	27,228	25,547
1.282% due 08/25/35 § ~	11,001	10,319
Citigroup Mortgage Loan Trust
2.910% due 02/25/36 § ~	381,619	380,637
3.314% due 04/25/37 §	1,438,989	1,254,748
6.500% due 10/25/36 ~	2,421,219	1,807,267
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35	1,826,793	1,752,041
5.750% due 02/25/37	7,422,336	6,412,863
Credit Suisse Mortgage Trust
0.978% due 06/27/46 § ~	20,627,036	11,384,783
3.113% due 01/27/36 § ~	12,799,850	8,715,134
Fannie Mae
1.332% due 05/25/34 §	672,007	670,297
4.000% due 04/25/40 - 07/25/40	37,500,000	39,399,339
5.500% due 04/25/42	4,908,300	5,443,494
6.000% due 05/25/42	1,802,019	2,039,679
6.500% due 06/25/39 - 07/25/42	4,037,429	4,586,206
7.000% due 05/25/42	766,200	879,443
Fannie Mae (IO)
1.614% due 10/25/35	673,472	33,030
1.701% due 08/25/55 §	2,363,818	131,834
1.718% due 04/25/36	477,387	33,481
1.980% due 08/25/44 §	12,941,974	818,436
3.000% due 11/25/26 - 09/25/32	18,609,150	1,776,164
3.500% due 07/25/28 - 11/25/41	5,121,566	742,985
4.000% due 11/25/41	4,374,722	862,899
4.500% due 11/25/39	600,826	123,624
5.000% due 01/25/38 - 01/25/39	1,332,196	259,181
5.000% due 01/25/39 §	338,537	70,201
5.168% due 09/25/41 - 08/25/45 §	15,519,967	2,672,903
5.498% due 04/25/40 §	967,195	192,536
5.500% due 01/25/39 §	334,056	60,604
5.618% due 07/25/42 §	810,663	156,347
5.668% due 02/25/41 - 03/25/42 §	3,117,625	505,579
6.000% due 01/25/38 - 07/25/38	1,532,853	352,767
13.620% due 12/25/36	1,933,285	155,237
13.672% due 07/25/36	587,250	49,309
15.946% due 12/25/36	1,264,961	68,070
Fannie Mae (PO) 0.321% due 03/25/42	316,710	292,357
Fannie Mae Connecticut Avenue Securities
3.982% due 07/25/24 §	23,450,000	24,211,337
5.982% due 11/25/24 §	5,657,559	6,255,478
6.232% due 10/25/23 §	2,610,000	2,985,321
Freddie Mac
1.912% due 02/15/32 §	96,753	99,179
3.500% due 10/15/37	2,700,000	2,768,807
4.000% due 12/15/39	9,805,020	10,296,943
5.000% due 02/15/30 - 03/15/35	16,295,938	17,757,856
5.500% due 07/15/34	9,136,438	10,204,181
6.000% due 05/15/36	3,156,677	3,551,035
Freddie Mac (IO)
0.250% due 01/15/38 §	235,875	2,212
1.908% due 04/15/41 §	3,487,083	196,479
3.000% due 09/15/31 - 12/15/31	4,277,566	437,646
3.500% due 06/15/27 - 04/15/43	7,981,456	942,830
4.000% due 04/15/43	1,196,515	162,685
5.038% due 10/15/41 §	2,583,086	445,501
5.088% due 05/15/44 §	9,401,660	1,662,924
5.118% due 09/15/37 §	1,824,516	320,817
5.138% due 08/15/39 §	1,809,189	241,531

	Principal Amount	Value
5.288% due 05/15/39 §	$1,531,362	$199,761
5.318% due 01/15/40 §	389,622	66,486
5.338% due 09/15/42 §	1,603,791	266,635
5.378% due 11/15/36 §	699,681	100,994
Freddie Mac Structured Agency Credit Risk Debt Notes
4.232% due 07/25/29 §	9,740,000	9,735,118
5.482% due 02/25/24 §	3,590,000	4,042,650
5.732% due 10/25/24 §	9,520,000	10,514,576
5.932% due 07/25/29 §	4,410,000	4,420,068
10.332% due 04/25/28 §	5,878,398	6,847,093
Government National Mortgage Association
1.130% due 08/20/58 §	17,760,396	17,591,283
1.280% due 03/20/61 §	2,588,606	2,580,200
1.781% due 05/20/60 §	632,833	639,740
4.500% due 10/20/39	11,290,047	11,922,556
5.000% due 07/20/39	3,000,000	3,293,351
Government National Mortgage Association (IO)
1.258% due 11/20/42 §	503,087	19,719
3.500% due 04/20/27 - 05/20/43	6,782,387	748,962
4.000% due 04/16/45	2,220,658	470,566
4.622% due 08/20/44 §	2,836,447	434,434
5.000% due 10/20/44	12,584,325	2,599,353
5.172% due 08/16/42 §	1,545,187	245,436
5.222% due 06/16/43 §	3,193,797	418,568
5.272% due 10/16/42 §	2,018,865	374,781
5.502% due 04/20/40 §	259,824	45,672
5.522% due 03/20/39 §	386,386	32,744
5.572% due 06/20/40 §	3,754,962	883,214
5.672% due 01/20/40 - 04/16/42 §	4,151,706	925,770
GSMPS Mortgage Loan Trust 1.332% due 03/25/35 § ~	1,161,805	1,034,742
GSMSC Resecuritization Trust 1.388% due 11/26/37 § ~	13,880,000	8,757,046
GSR Mortgage Loan Trust 3.107% due 07/25/35 §	529,517	497,386
Impac CMB Trust 1.502% due 11/25/35 §	3,387,937	2,774,414
IndyMac IMSC Mortgage Loan Trust 1.162% due 07/25/47 §	8,174,672	5,234,313
IndyMac INDX Mortgage Loan Trust 1.242% due 06/25/35 §	2,349,167	2,003,160
JP Morgan Mortgage Trust 3.252% due 08/25/35 §	1,426,311	1,422,929
Lehman Mortgage Trust
1.732% due 12/25/35 §	6,681,972	5,035,280
6.000% due 05/25/37	548,488	529,547
MASTR Adjustable Rate Mortgages Trust 3.064% due 04/21/34 §	1,662,783	1,712,646
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	1,721,681	1,725,385
Merrill Lynch Mortgage Investors Trust 2.841% due 06/25/35 §	2,687,804	2,688,043
Morgan Stanley Mortgage Loan Trust
3.067% due 07/25/35 §	1,767,519	1,588,019
3.163% due 07/25/34 §	679,176	669,108
Morgan Stanley Resecuritization Trust
1.324% due 12/26/46 § ~	27,109,390	17,119,903
1.384% due 04/26/47 § ~	4,379,000	3,917,785
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	2,344,329	2,296,479
Nomura Resecuritization Trust 1.614% due 08/26/46 § ~	5,855,041	4,525,042
RAAC Trust 6.000% due 09/25/34	32,916	32,983
RBSSP Resecuritization Trust 3.628% due 12/26/35 § ~	327,616	328,701

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Residential Asset Securitization Trust
1.482% due 07/25/36 §	$671,243	$529,891
6.000% due 08/25/36	1,485,382	1,310,065
Structured Adjustable Rate Mortgage Loan Trust
3.291% due 08/25/36 §	8,042,467	6,452,930
3.736% due 05/25/36 §	2,951,361	2,422,794
WaMu Mortgage Pass-Through Certificates Trust
1.382% due 12/25/45 §	6,833,207	4,035,108
2.318% due 10/25/36 §	1,572,412	1,345,252
2.785% due 09/25/33 §	248,425	252,034
4.324% due 07/25/37 §	4,244,205	3,890,634
Washington Mutual Mortgage Pass-Through Certificates Trust
1.338% due 01/25/47 §	8,016,912	5,889,641
6.000% due 07/25/36	837,545	692,515
Wells Fargo Mortgage Loan Trust 3.148% due 08/27/35 § ~	1,212,338	1,218,061
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 08/25/37	1,235,501	1,221,860

		379,031,835

Fannie Mae - 10.6%

2.500% due 01/01/28 - 04/01/32	10,910,137	10,947,763
2.810% due 04/01/25	120,000	120,065
3.000% due 04/01/32 - 04/01/47	123,907,649	123,403,089
3.500% due 09/01/42 - 04/01/47	80,359,952	82,302,404
4.000% due 10/01/42 - 02/01/56	99,124,179	104,237,369
4.500% due 04/01/23 - 01/01/45	52,364,916	56,565,900
5.000% due 07/01/33 - 04/01/47	21,812,480	23,937,921
5.500% due 04/01/37 - 11/01/38	2,539,111	2,829,037
6.000% due 04/01/33 - 08/01/37	671,818	768,570
6.500% due 05/01/40	3,226,721	3,638,550
7.000% due 02/01/39	1,648,782	1,898,897

		410,649,565

Freddie Mac - 5.4%

3.000% due 01/01/47 - 04/01/47	26,424,433	26,243,757
3.500% due 04/01/32 - 04/01/47	72,372,220	74,102,323
4.000% due 10/01/25 - 04/01/47	65,502,266	68,812,218
4.500% due 12/01/43 - 11/01/44	20,909,125	22,829,267
5.000% due 12/01/35 - 11/01/41	7,793,808	8,506,007
5.500% due 08/01/37 - 12/01/38	2,184,093	2,427,830
6.000% due 10/01/36 - 11/01/39	5,655,482	6,422,783
6.500% due 09/01/39	1,031,875	1,157,506
7.000% due 03/01/39	459,225	519,318

		211,021,009

Government National Mortgage Association - 4.7%

1.383% due 08/20/60 §	846,262	850,449
3.000% due 04/01/47	67,000,000	67,591,485
3.500% due 03/20/47 - 04/01/47	68,100,000	70,616,205
4.500% due 01/20/40 - 07/20/41	16,666,352	18,002,123
5.000% due 01/15/40 - 11/20/40	14,002,805	15,391,162
5.500% due 06/15/36	547,873	618,914
6.000% due 06/20/35 - 03/20/42	7,872,455	8,943,324
6.500% due 10/20/37	853,436	998,107

		183,011,769

Total Mortgage-Backed Securities (Cost $1,414,297,447)		1,415,029,817

ASSET-BACKED SECURITIES - 3.0%

ACE Securities Corp Home Equity Loan Trust 1.762% due 04/25/34 §	1,694,526	1,597,485
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Certificates 2.077% due 09/25/34 §	14,391,866	9,738,398

	Principal Amount	Value
Asset-Backed Pass-Through Certificates 1.672% due 04/25/34 §	$887,140	$879,874
Bear Stearns Asset-Backed Securities Trust 1.552% due 09/25/34 §	290,616	288,858
CIT Mortgage Loan Trust 2.482% due 10/25/37 § ~	28,620,000	25,360,777
Citigroup Mortgage Loan Trust 1.052% due 05/25/37 §	324,795	243,407
Citigroup Mortgage Loan Trust Inc 1.132% due 08/25/36 §	187,661	186,618
Community Funding Ltd CLO (Cayman) 5.750% due 11/01/27 § ~	9,180,000	8,578,407
Countrywide Home Equity Loan Trust 1.062% due 11/15/36 §	151,697	125,709
Credit-Based Asset Servicing & Securitization LLC 1.762% due 07/25/33 §	995,934	928,363
Greenpoint Manufactured Housing
4.412% due 03/18/29 §	1,250,000	1,150,119
4.412% due 02/20/30 §	350,000	321,171
4.890% due 06/19/29 §	325,000	302,487
7.270% due 06/15/29	4,025,193	4,147,570
JGWPT XXXIII LLC 3.500% due 06/15/77 ~	6,950,871	6,816,985
KeyCorp Student Loan Trust ‘A’ 1.277% due 10/27/42 §	8,536,954	8,130,043
Manufactured Housing Contract Trust Pass-Through Certificates
4.358% due 02/20/32 §	550,000	503,595
4.391% due 03/13/32 §	1,375,000	1,253,625
National Collegiate Student Loan Trust 1.832% due 03/25/38 §	19,863,202	11,283,904
Origen Manufactured Housing Contract Trust
2.562% due 10/15/37 §	11,112,601	9,562,468
2.575% due 04/15/37 §	6,574,165	5,431,727
RAMP Trust
1.252% due 10/25/36 §	4,182,000	3,773,752
1.392% due 11/25/35 §	609,944	608,076
Saxon Asset Securities Trust 1.672% due 05/25/35 §	1,838,475	1,782,533
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 ~	3,488,149	3,434,145

	Shares

SoFi Professional Loan Program LLC 0.000% due 08/25/36 ~	13	6,093,750

	Principal Amount

Structured Asset Investment Loan Trust 1.982% due 10/25/33 §	$2,255,045	2,207,442
United States Small Business Administration 2.980% due 06/01/35	468,481	475,369

Total Asset-Backed Securities (Cost $116,303,716)		115,206,657

U.S. GOVERNMENT AGENCY ISSUES - 1.6%

Fannie Mae
1.867% due 10/09/19	22,680,000	21,644,885
6.625% due 11/15/30	15,850,000	22,381,088
Financing Corp
1.312% due 12/06/18	5,350,000	5,233,803
1.405% due 11/02/18	12,210,000	11,941,832

Total U.S. Government Agency Issues (Cost $59,230,545)		61,201,608

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 16.8%

U.S. Treasury Bonds - 11.2%

2.500% due 02/15/45	$10,740,000	$9,650,062
2.500% due 02/15/46	14,560,000	13,047,129
2.875% due 05/15/43	34,320,000	33,415,737
2.875% due 11/15/46	48,920,000	47,459,102
3.000% due 11/15/44	14,080,000	14,015,373
3.000% due 05/15/45	37,435,000	37,214,208
3.125% due 02/15/43	11,160,000	11,381,671
3.375% due 05/15/44	173,540,000	185,182,798
3.625% due 02/15/44	4,610,000	5,136,457
3.750% due 11/15/43	70,270,000	79,956,860

		436,459,397

U.S. Treasury Inflation Protected Securities - 4.0%

0.125% due 04/15/21 ^	75,571,463	76,397,308
0.125% due 07/15/26 ^	41,032,579	40,065,277
0.625% due 02/15/43 ^	2,809,040	2,617,483
0.750% due 02/15/42 ^	12,765,060	12,298,982
2.125% due 02/15/40 ^	4,931,375	6,232,099
2.125% due 02/15/41 ^	2,871,507	3,647,231
2.375% due 01/15/25 ^	12,455,444	14,375,774

		155,634,154

U.S. Treasury Notes - 1.6%

0.625% due 11/30/17	2,000,000	1,995,352
1.125% due 06/30/21	450,000	437,001
1.125% due 09/30/21	2,880,000	2,786,175
1.250% due 07/31/23	17,230,000	16,306,920
1.375% due 09/30/20	490,000	485,129
1.375% due 05/31/21	2,250,000	2,210,053
1.375% due 09/30/23	6,330,000	6,023,888
1.500% due 02/28/23	60,000	58,001
1.500% due 08/15/26	2,410,000	2,229,628
1.625% due 05/15/26	14,070,000	13,197,491
1.875% due 01/31/22	1,540,000	1,536,692
2.125% due 03/31/24	11,040,000	10,972,722
2.250% due 11/15/25	3,240,000	3,212,347
2.625% due 11/15/20	100,000	103,262

		61,554,661

Total U.S. Treasury Obligations (Cost $665,246,411)		653,648,212

FOREIGN GOVERNMENT BONDS & NOTES - 7.3%

Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21	ARS 136,860,000	9,561,300
Argentine Republic Government (Argentina)
5.625% due 01/26/22 ~	$8,910,000	9,134,978
6.875% due 04/22/21 ~	2,540,000	2,730,500
7.125% due 07/06/36 ~	1,240,000	1,200,940
7.500% due 04/22/26 ~	1,680,000	1,786,680
7.625% due 04/22/46 ~	1,850,000	1,884,225
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/21	BRL 72,399,000	23,300,632
10.000% due 01/01/23	54,999,000	17,646,253
Brazilian Government (Brazil)
2.625% due 01/05/23	$660,000	613,800
5.000% due 01/27/45	3,450,000	3,087,750
5.625% due 01/07/41	7,690,000	7,516,975
China Government (China)
3.310% due 11/30/25 ~	CNY 77,500,000	10,332,752
3.380% due 11/21/24 ~	17,000,000	2,305,057
3.390% due 05/21/25 ~	20,500,000	2,756,649
Colombia Government (Colombia) 5.625% due 02/26/44	$5,130,000	5,604,525

	Principal Amount	Value
Indonesia Government (Indonesia)
3.750% due 04/25/22 ~	$1,490,000	$1,522,735
4.875% due 05/05/21 ~	6,730,000	7,208,395
5.375% due 10/17/23 ~	400,000	443,202
5.875% due 03/13/20 ~	260,000	284,685
5.875% due 01/15/24 ~	973,000	1,105,825
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,873,404,050	17,761,412
Kuwait International Government (Kuwait) 3.500% due 03/20/27 ~	$5,350,000	5,414,066
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 734,481,300	38,544,257
7.750% due 11/23/34	171,270,000	9,477,448
7.750% due 11/13/42	799,027,500	44,193,458
10.000% due 12/05/24	109,240,000	6,869,652
Mexico Government (Mexico) 5.550% due 01/21/45	$1,120,000	1,213,800
Peruvian Government (Peru)
5.625% due 11/18/50	3,870,000	4,619,813
6.550% due 03/14/37	580,000	751,825
Portugal Government (Portugal) 5.125% due 10/15/24 ~	5,320,000	5,167,678
Provincia de Buenos Aires (Argentina)
6.500% due 02/15/23 ~	2,060,000	2,069,682
7.875% due 06/15/27 ~	1,770,000	1,796,904
Republic of Poland Government (Poland) 4.000% due 01/22/24	11,420,000	12,008,849
Russian Federal (Russia)
7.050% due 01/19/28	RUB 1,179,570,000	19,764,984
8.150% due 02/03/27	245,510,000	4,490,127

Total Foreign Government Bonds & Notes (Cost $312,110,595)		284,171,813

MUNICIPAL BONDS - 0.1%

Northstar Education Finance Inc DE 2.038% due 01/29/46 §	$2,500,000	2,302,322

Total Municipal Bonds (Cost $2,106,075)		2,302,322

PURCHASED OPTIONS - 0.2%
(See Note (d) in Notes to Schedule of Investments) (Cost $1,837,860)		7,948,960

SHORT-TERM INVESTMENTS - 9.1%

Repurchase Agreements - 9.1%

Bank of America Corp 0.820% due 04/03/17 (Dated 03/31/17, repurchase price of $54,903,752; collateralized by U.S. Treasury Notes: 1.125% due 09/30/21 and value $56,038,570)	54,900,000	54,900,000
Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $300,188,489; collateralized by U.S. Treasury Notes: 1.375% due 01/31/21 and value $306,191,871)	300,186,237	300,186,237

		355,086,237

Total Short-Term Investments (Cost $355,086,237)		355,086,237

TOTAL INVESTMENTS - 110.5% (Cost $4,282,504,075)		4,287,917,568

OTHER ASSETS & LIABILITIES, NET - (10.5%)		(405,986,684)

NET ASSETS - 100.0%		$3,881,930,884

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2017, $12,547,164 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
CAD FX (06/17)	526	$480,101
Euro FX (06/17)	177	(220,288)
Euro-Bobl (06/17)	35	(13,130)
Euro-BTP (06/17)	1,042	527,672
Euro-Bund (05/17)	1,500	(2,640)
Eurodollar (06/17)	317	(125,243)
Eurodollar (03/18)	1,105	(909,804)
Eurodollar (12/18)	1,985	(34,226)
GBP FX (06/17)	23	46,932
MXN FX (06/17)	1,678	1,743,654
U.S. Treasury 2-Year Notes (06/17)	1,121	55,644
U.S. Treasury 5-Year Notes (06/17)	12,971	583,462
U.S. Treasury 10-Year Notes (06/17)	1,192	178,454
U.S. Treasury Ultra Long Bonds (06/17)	377	561,886

		2,872,474

Short Futures Outstanding
AUD FX (06/17)	121	(105,114)
Euribor (04/17)	267	(3,924)
Euro-Bund (05/17)	197	(92,817)
Euro-Bund (06/17)	2,011	(1,370,121)
Euro-Bund (06/17)	589	261,119
Euro-Buxl (06/17)	30	(28,856)
Eurodollar (04/17)	38	(5,586)
Eurodollar (12/19)	1,430	(383,110)
Japanese Government 10-Year Bonds (06/17)	78	(561)
JPY FX (06/17)	935	(2,149,102)
U.S. Treasury Ultra 10-Year Notes (06/17)	665	(366,467)
U.S. Treasury Long Bonds (06/17)	1,280	(2,790,019)

		(7,034,558)

Total Futures Contracts		($4,162,084)

(c)	Forward foreign currency contracts outstanding as of March 31, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	15,625,560	USD	11,750,308	04/17	BRC	($442)
CAD	51,408,000	USD	38,493,992	04/17	BRC	172,759
CNY	216,850,000	USD	31,412,647	04/17	BRC	51,031
EUR	3,250,000	USD	3,471,683	04/17	BOA	(2,120)
EUR	1,910,000	USD	2,026,038	04/17	BOA	12,997
GBP	15,617,000	USD	19,101,621	04/17	CIT	472,203
IDR	237,072,000,000	USD	17,577,816	04/17	CIT	217,420
INR	348,690,000	USD	5,045,435	04/17	CIT	329,129
JPY	4,534,870,205	USD	39,403,159	04/17	CIT	1,353,064
USD	13,799,574	BRL	45,338,500	04/17	GSC	(628,541)
USD	49,559,533	CAD	65,351,120	04/17	BRC	408,370
USD	4,658,808	CNH	32,096,861	04/17	BOA	(5,871)
USD	19,613,933	CNH	137,680,000	04/17	CIT	(362,638)
USD	33,120,216	CNY	231,410,949	04/17	BRC	(456,172)
USD	2,140,440	EUR	2,005,081	04/17	BOA	(100)
USD	31,834,311	EUR	29,851,492	04/17	CIT	(33,882)
USD	1,074	EUR	1,000	04/17	JPM	6
USD	10,960,507	GBP	8,733,750	04/17	BOA	13,918
USD	35	IDR	470,000	04/17	CIT	-
USD	12,649,682	JPY	1,429,920,000	04/17	BRC	(201,433)
USD	42,376,388	MXN	820,469,842	04/17	BOA	(1,347,922)
USD	23,614,140	MXN	456,383,923	04/17	BRC	(709,535)
USD	42,277,839	MXN	924,447,235	04/17	CIT	(6,976,302)
USD	9,203,000	MXN	199,128,781	04/17	GSC	(1,429,576)

Total Forward Foreign Currency Contracts						($9,123,637)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(d)	Purchased options outstanding as of March 31, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - MXN versus USD	MXN 20.58	04/04/17	GSC	$36,810,000	$412,861	$3,398,484
Put - MXN versus USD	20.51	04/06/17	BOA	22,430,000	281,497	1,972,763
Put - MXN versus USD	20.52	04/06/17	BRC	17,120,000	197,222	1,515,805

					$891,580	$6,887,052

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - EUR FX (04/17)	$1.07	04/07/17	CME	68	$52,496	$45,900
Call - U.S. Treasury 10-Year Notes (05/17)	123.00	04/21/17	CME	63	43,517	103,359
Call - U.S. Treasury 10-Year Notes (05/17)	123.50	04/21/17	CME	42	21,137	50,531
Call - U.S. Treasury 10-Year Notes (05/17)	124.75	04/21/17	CME	286	103,726	111,719
Call - U.S. Treasury 10-Year Notes (05/17)	130.50	04/21/17	CME	1,100	20,763	1,100
Call - U.S. Treasury 30-Year Bonds (05/17)	147.00	04/21/17	CME	63	97,002	252,000
Call - U.S. Treasury 30-Year Bonds (05/17)	148.00	04/21/17	CME	63	80,814	195,891
Call - U.S. Treasury 30-Year Bonds (05/17)	150.50	04/21/17	CME	20	22,878	26,563
Call - U.S. Treasury 30-Year Bonds (05/17)	151.00	04/21/17	CME	1	1,144	1,078
Call - U.S. Treasury 30-Year Bonds (05/17)	151.50	04/21/17	CME	27	27,510	23,203
Call - EUR FX (05/17)	1.08	05/05/17	CME	170	237,589	172,900
Call - EUR FX (05/17)	1.09	05/05/17	CME	26	30,959	19,175
Call - CAD FX (05/17)	75.50	05/05/17	CME	33	16,937	16,500

					756,472	1,019,919

Put - EUR FX (04/17)	1.05	04/07/17	CME	34	33,685	850
Put - CAD FX (04/17)	74.00	04/07/17	CME	28	11,571	280
Put - AUD FX (04/17)	75.00	04/07/17	CME	68	42,161	2,040
Put - JPY FX (04/17)	89.50	04/07/17	CME	66	39,402	14,850
Put - U.S. Treasury 5-Year Notes (05/17)	114.75	04/21/17	CME	1,500	28,313	11,719
Put - JPY FX (05/17)	88.00	05/05/17	CME	35	34,676	12,250

					189,808	41,989

					$946,280	$1,061,908

Total Purchased Options					$1,837,860	$7,948,960

(e)	Transactions in written options for the three-month period ended March 31, 2017 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2016	9,259	25,730,000	$5,141,196
Call Options Written	13,304	31,600,000	5,944,945
Put Options Written	5,396	36,160,000	2,943,179
Call Options Exercised	(4,477)	-	(2,194,037)
Put Options Exercised	(513)	(36,160,000)	(492,773)
Call Options Expired	(9,969)	-	(4,424,853)
Put Options Expired	(3,207)	(25,730,000)	(2,306,816)
Call Options Closed	(3,250)	-	(1,690,797)
Put Options Closed	(317)	-	(248,523)

Outstanding, March 31, 2017	6,226	31,600,000	$2,671,521

(f)	Premiums received and value of written options outstanding as of March 31, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - TWD versus USD	TWD 31.30	04/06/17	GSC	$19,800,000	$56,925	($99)
Call - CAD versus USD	CAD 1.36	04/07/17	BRC	11,800,000	34,928	(909)

					$91,853	($1,008)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury Long Bonds (04/17)	$152.50	04/07/17	CME	21	$6,494	($2,953)
Call - U.S. Treasury 5-Year Notes (05/17)	117.50	04/21/17	CME	219	47,187	(94,102)
Call - U.S. Treasury 5-Year Notes (05/17)	117.75	04/21/17	CME	128	40,584	(37,000)
Call - U.S. Treasury 5-Year Notes (05/17)	118.00	04/21/17	CME	44	6,732	(7,906)
Call - U.S. Treasury 5-Year Notes (05/17)	119.25	04/21/17	CME	651	98,541	(10,171)
Call - U.S. Treasury 10-Year Notes (05/17)	124.00	04/21/17	CME	194	64,698	(157,625)
Call - U.S. Treasury 10-Year Notes (05/17)	124.50	04/21/17	CME	414	142,170	(213,469)
Call - U.S. Treasury 10-Year Notes (05/17)	125.00	04/21/17	CME	97	41,404	(28,797)
Call - U.S. Treasury 10-Year Notes (05/17)	127.00	04/21/17	CME	312	75,361	(9,750)
Call - U.S. Treasury 30-Year Bonds (05/17)	149.00	04/21/17	CME	14	9,798	(32,375)
Call - U.S. Treasury 30-Year Bonds (05/17)	150.00	04/21/17	CME	62	53,080	(100,750)
Call - U.S. Treasury 30-Year Bonds (05/17)	152.00	04/21/17	CME	36	11,227	(24,188)
Call - U.S. Treasury 30-Year Bonds (05/17)	153.00	04/21/17	CME	184	125,277	(74,750)
Call - U.S. Treasury 30-Year Bonds (05/17)	154.00	04/21/17	CME	21	13,056	(5,250)
Call - U.S. Treasury 5-Year Notes (06/17)	117.50	05/26/17	CME	129	56,018	(85,664)
Call - U.S. Treasury 10-Year Notes (06/17)	125.00	05/26/17	CME	212	114,811	(149,063)
Call - U.S. Treasury 10-Year Notes (06/17)	127.00	05/26/17	CME	519	217,032	(113,531)
Call - U.S. Treasury 10-Year Notes (06/17)	127.50	05/26/17	CME	170	48,431	(26,562)
Call - U.S. Treasury 10-Year Notes (06/17)	128.00	05/26/17	CME	82	27,921	(10,250)
Call - U.S. Treasury 30-Year Bonds (06/17)	151.00	05/26/17	CME	41	74,164	(83,922)
Call - U.S. Treasury 30-Year Bonds (06/17)	152.00	05/26/17	CME	242	230,823	(389,469)
Call - U.S. Treasury 30-Year Bonds (06/17)	153.00	05/26/17	CME	82	130,327	(102,500)

					1,635,136	(1,760,047)

Put - EUR FX (04/17)	1.07	04/07/17	CME	41	22,254	(16,400)
Put - EUR FX (04/17)	1.08	04/07/17	CME	60	46,305	(69,750)
Put - AUD FX (04/17)	76.00	04/07/17	CME	20	6,735	(3,800)
Put - JPY FX (04/17)	86.00	04/07/17	CME	307	207,302	(1,919)
Put - JPY FX (04/17)	87.00	04/07/17	CME	343	247,198	(2,144)
Put - JPY FX (04/17)	89.00	04/07/17	CME	33	8,955	(3,300)
Put - U.S. Treasury 5-Year Notes (05/17)	116.00	04/21/17	CME	539	96,163	(8,422)
Put - U.S. Treasury 5-Year Notes (05/17)	117.00	04/21/17	CME	86	12,822	(6,719)
Put - U.S. Treasury 10-Year Notes (05/17)	121.00	04/21/17	CME	312	76,986	(4,875)
Put - U.S. Treasury 10-Year Notes (05/17)	123.50	04/21/17	CME	178	49,703	(25,031)
Put - U.S. Treasury 10-Year Notes (05/17)	124.00	04/21/17	CME	87	28,264	(21,750)
Put - U.S. Treasury 10-Year Notes (05/17)	124.50	04/21/17	CME	87	40,499	(39,421)
Put - U.S. Treasury 30-Year Bonds (05/17)	149.00	04/21/17	CME	90	57,083	(42,188)
Put - U.S. Treasury 10-Year Notes (06/17)	119.50	05/26/17	CME	87	21,467	(2,719)
Put - U.S. Treasury 10-Year Notes (06/17)	121.00	05/26/17	CME	82	22,796	(6,406)

					944,532	(254,844)

					$2,579,668	($2,014,891)

Total Written Options					$2,671,521	($2,015,899)

(g)	Swap agreements outstanding as of March 31, 2017 were as follows:

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY27 5Y	5.000%	12/20/21	CME	$54,997,848	($4,414,088)	($3,899,866)	($514,222)
CDX HY28 5Y	5.000%	06/20/22	CME	6,580,000	(489,333)	(476,538)	(12,795)

					($4,903,421)	($4,376,404)	($527,017)

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG27 5Y	1.000%	12/20/21	CME	$68,560,000	$1,292,342	$1,106,921	$185,421
CDX IG28 5Y	1.000%	06/20/22	CME	34,280,000	578,409	544,024	34,385

					$1,870,751	$1,650,945	$219,806

					($3,032,670)	($2,725,459)	($307,211)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	1.597%	03/29/19	$63,130,000	($26,656)	$-	($26,656)
3-Month USD-LIBOR	CME	1.138%	10/17/19	81,360,000	(949,658)	-	(949,658)
3-Month USD-LIBOR	CME	1.185%	06/13/21	57,590,000	(1,680,568)	-	(1,680,568)
3-Month USD-LIBOR	CME	2.054%	03/31/22	10,700,000	(6,163)	-	(6,163)

					($2,663,045)	$-	($2,663,045)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	1.897%	08/31/22	$138,800,000	$1,361,502	$-	$1,361,502
3-Month USD-LIBOR	CME	1.900%	11/30/22	277,388,000	1,878,983	-	1,878,983
3-Month USD-LIBOR	CME	1.267%	05/15/23	136,320,000	6,635,945	53,146	6,582,799
3-Month USD-LIBOR	CME	1.580%	06/13/26	57,440,000	3,597,996	8,108	3,589,888
6-Month JPY-LIBOR	CME	0.641%	05/09/46	JPY 2,649,800,000	1,352,250	-	1,352,250

					$14,826,676	$61,254	$14,765,422

					$12,163,631	$61,254	$12,102,377

Total Swap Agreements					$9,130,961	($2,664,205)	$11,795,166

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$5,430,558	$5,430,558	$-	$-
	Corporate Bonds & Notes	1,242,332,277	-	1,242,332,277	-
	Senior Loan Notes	145,559,107	-	145,559,107	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	231,315,639	-	220,686,822	10,628,817
	Collateralized Mortgage Obligations - Residential	379,031,835	-	379,031,835	-
	Fannie Mae	410,649,565	-	410,649,565	-
	Freddie Mac	211,021,009	-	211,021,009	-
	Government National Mortgage Association	183,011,769	-	183,011,769	-

	Total Mortgage-Backed Securities	1,415,029,817	-	1,404,401,000	10,628,817

	Asset-Backed Securities	115,206,657	-	100,534,500	14,672,157
	U.S. Government Agency Issues	61,201,608	-	61,201,608	-
	U.S. Treasury Obligations	653,648,212	-	653,648,212	-
	Foreign Government Bonds & Notes	284,171,813	-	284,171,813	-
	Municipal Bonds	2,302,322	-	2,302,322	-
	Short-Term Investments	355,086,237	-	355,086,237	-
	Derivatives:
	Credit Contracts
	Swaps	1,870,751	-	1,870,751	-
	Foreign Currency Contracts
	Futures	2,270,687	2,270,687	-	-
	Forward Foreign Currency Contracts	3,030,897	-	3,030,897	-
	Purchased Options	7,171,797	-	7,171,797	-

	Total Foreign Currency Contracts	12,473,381	2,270,687	10,202,694	-

	Interest Rate Contracts
	Futures	2,168,237	2,168,237	-	-
	Purchased Options	777,163	-	777,163	-
	Swaps	14,826,676	-	14,826,676	-

	Total Interest Rate Contracts	17,772,076	2,168,237	15,603,839	-

	Total Asset - Derivatives	32,116,208	4,438,924	27,677,284	-

	Total Assets	4,312,084,816	9,869,482	4,276,914,360	25,300,974

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(4,903,421)	-	(4,903,421)	-
	Foreign Currency Contracts
	Futures	(2,474,504)	(2,474,504)	-	-
	Forward Foreign Currency Contracts	(12,154,534)	-	(12,154,534)	-
	Written Options	(98,321)	-	(98,321)	-

	Total Foreign Currency Contracts	(14,727,359)	(2,474,504)	(12,252,855)	-

	Interest Rate Contracts
	Futures	(6,126,504)	(6,126,504)	-	-
	Written Options	(1,917,578)	-	(1,917,578)	-
	Swaps	(2,663,045)	-	(2,663,045)	-

	Total Interest Rate Contracts	(10,707,127)	(6,126,504)	(4,580,623)	-

	Total Liabilities - Derivatives	(30,337,907)	(8,601,008)	(21,736,899)	-

	Total Liabilities	(30,337,907)	(8,601,008)	(21,736,899)	-

	Total	$4,281,746,909	$1,268,474	$4,255,177,461	$25,300,974

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 6.0%

Communications - 1.8%

CSC Holdings LLC 6.625% due 10/15/25 ~	$1,950,000	$2,125,500
Intelsat Jackson Holdings SA (Luxembourg) 9.500% due 09/30/22 ~	1,750,000	2,062,812
Sprint Corp
7.250% due 09/15/21	1,750,000	1,893,833
7.875% due 09/15/23	350,000	388,500

		6,470,645

Consumer, Cyclical - 1.2%

Caesars Entertainment Resort Properties LLC 11.000% due 10/01/21	968,000	1,057,540
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	2,127,000	2,323,747
NPC International Inc 10.500% due 01/15/20	1,000,000	1,032,250

		4,413,537

Consumer, Non-Cyclical - 0.9%

CHS/Community Health Systems Inc 5.125% due 08/01/21	1,500,000	1,488,750
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	1,750,000	1,922,813

		3,411,563

Energy - 1.3%

EP Energy LLC
8.000% due 11/29/24 ~	3,750,000	3,956,250
9.375% due 05/01/20	750,000	710,625

		4,666,875

Industrial - 0.8%

Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	3,000,000	3,090,030

Total Corporate Bonds & Notes (Cost $21,635,459)		22,052,650

SENIOR LOAN NOTES - 97.2%

Basic Materials - 2.2%

Allnex USA Inc Term B3 4.288% due 09/13/23 §	213,764	215,234
Expera Specialty Solutions LLC Term B 5.750% due 11/03/23 §	995,000	1,003,706
Huntsman International LLC Term B2 3.982% due 04/01/23 §	990,025	1,001,163
MacDermid Inc
4.982% due 06/07/23 §	2,114,375	2,134,859
Term B5
4.500% due 06/07/20 §	585,941	592,167
PQ Corp 5.289% due 11/04/22 §	3,226,288	3,264,312

		8,211,441

Communications - 9.2%

Avaya Inc 8.500% due 01/24/18 § µ	8,540,000	8,814,886
CSC Holdings LLC 3.943% due 10/11/24 §	3,606,086	3,604,582
Cumulus Media Holdings Inc 4.250% due 12/23/20 § µ	2,270,000	1,703,068
iHeartCommunications Inc Term D 7.732% due 01/30/19 §	3,800,000	3,280,665

	Principal Amount	Value
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.887% due 06/30/19 §	$2,375,000	$2,342,344
Level 3 Financing Inc Term B 3.227% due 02/22/24 §	2,000,000	2,004,500
Sprint Communications Inc Term B (1st Lien) 3.500% due 02/02/24 §	5,500,000	5,508,019
Telesat Canada Term B3 (Canada) 4.780% due 11/17/23 §	1,496,250	1,510,464
Uber Technologies Term B 5.000% due 07/13/23 §	4,975,000	4,978,109

		33,746,637

Consumer, Cyclical - 23.3%

24 Hour Fitness Worldwide Inc Term B 4.897% due 05/28/21 §	2,431,250	2,432,709
Bass Pro Group LLC
4.104% due 06/05/20 §	2,659,881	2,623,308
Term B
6.147% due 12/16/23 §	2,666,667	2,575,555
BJ’s Wholesale Club Inc
(1st Lien)
4.750% due 02/03/24 §	1,750,000	1,715,000
(2nd Lien)
8.500% due 02/03/25 §	3,000,000	2,936,250
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 § µ	7,271,076	7,338,486
Caesars Growth Properties Holdings LLC 6.250% due 05/08/21 §	4,174,583	4,200,674
CEC Entertainment Inc Term B 4.000% due 02/14/21 §	5,456,250	5,428,969
CityCenter Holdings LLC Term B 3.732% due 10/16/20 §	861,926	872,916
ClubCorp Club Operations Inc 4.000% due 12/15/22 §	3,665,886	3,693,380
Dollar Tree Inc Term B2 4.250% due 07/06/22 §	1,000,000	1,013,425
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	5,362,500	5,352,445
Focus Brands Inc (1st Lien) 5.000% due 10/03/23 §	453,750	457,720
Gateway Casinos & Entertainment Ltd Term B1 (Canada) 4.800% due 02/22/23 §	1,000,000	1,011,875
Morsco Inc Term B 8.000% due 10/31/23 §	1,987,500	2,009,859
New Red Finance Term B3 (Canada) 3.309% due 02/16/24 §	997,919	1,001,350
Nexeo Solutions LLC Term B 5.156% due 06/09/23 §	4,626,750	4,603,616
NPC International Inc
(1st Lien) due 03/17/24 µ	2,000,000	2,022,500
(2nd Lien) due 03/17/25 µ	1,250,000	1,264,062
Term B
4.750% due 12/28/18 §	6,566,854	6,620,210
Petco Animal Supplies Inc Term B 4.287% due 01/26/23 §	3,366,000	3,182,974
Rite Aid Corp
(2nd Lien)
4.875% due 06/21/21 §	1,000,000	1,004,167
5.750% due 08/21/20 §	9,276,000	9,325,858
SRS Distribution Inc
(2nd Lien)
9.789% due 02/24/23 §	4,044,973	4,199,187
Term B
5.289% due 08/25/22 §	3,675,853	3,731,755
Univar Inc Term B 3.732% due 07/01/22 §	4,987,500	4,999,969

		85,618,219

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 9.9%

Air Medical Group Holdings Inc
Term B
4.250% due 04/28/22 §	$992,424	$993,251
Term B1
5.000% due 04/28/22 §	1,487,506	1,499,220
Brickman Group Ltd LLC (2nd Lien) 7.503% due 12/17/21 §	3,678,083	3,705,669
Camelot UK Holding Co Ltd Term B (United Kingdom) 4.750% due 10/03/23 §	1,483,772	1,490,449
Jaguar Holding Co II Term B 4.328% due 08/18/22 §	1,200,745	1,206,149
KAR Auction Services Inc Term B3 4.500% due 03/09/23 §	1,485,000	1,504,722
Prime Security Services Borrower LLC (1st Lien) 4.250% due 05/02/22 §	3,725,675	3,764,262
Reddy Ice Corp (1st Lien) 6.755% due 05/01/19 §	3,640,623	3,592,811
US Foods Inc Term B 3.732% due 06/27/23 §	2,100,143	2,121,332
USAGM HoldCo LLC
4.763% due 07/28/22 §	2,962,500	2,983,794
5.500% due 07/28/22 §	3,258,940	3,285,827
(2nd Lien)
9.539% due 07/28/23 §	1,710,000	1,735,650
Valeant Pharmaceuticals International Inc Term B due 04/01/22 µ	6,990,625	7,017,811
WEX Inc Term B 4.482% due 07/01/23 §	1,488,750	1,508,556

		36,409,503

Diversified - 0.1%

Allnex & CY SCA Term B2 (Luxembourg) 4.288% due 09/13/23 §	283,736	285,687

Energy - 5.2%

Drillships Ocean Ventures Inc Term B 5.563% due 07/25/21 § Y	2,020,000	1,829,363
EP Energy LLC Term B3 3.804% due 05/24/18 §	115,921	114,472
Fieldwood Energy LLC
(1st Lien)
3.875% due 10/01/18 §	3,495,000	3,377,044
8.000% due 08/31/20 § µ	3,550,000	3,357,707
Floatel International Ltd Term B (Bermuda) 6.147% due 06/27/20 §	1,346,445	1,120,916
Peabody Energy Corp due 01/30/22 µ	2,250,000	2,250,000
Term B
4.250% due 09/24/20 § Y	5,500,000	5,562,562
PowerTeam Services LLC (2nd Lien) 8.397% due 11/06/20 §	1,500,000	1,500,000

		19,112,064

Financial - 14.3%

Acrisure LLC Term B 5.882% due 11/22/23 §	3,853,968	3,917,802
AlixPartners LLP
Term B due 04/29/24 µ	2,750,000	2,767,188
4.000% due 07/28/22 §	6,895,200	6,949,376
Alliant Holdings I Inc Term B 4.387% due 08/12/22 § µ	4,987,332	5,028,373

	Principal Amount	Value
AmWINS Group Inc
(2nd Lien)
7.750% due 01/25/25 §	$250,000	$253,281
Term B
4.323% due 01/25/24 §	498,750	500,672
Capital Automotive LP (2nd Lien) 7.000% due 03/24/25 §	750,000	760,080
DTZ US Borrower LLC
(1st lien)
4.304% due 11/04/21 §	5,670,467	5,712,996
(2nd Lien)
9.289% due 11/04/22 §	127,660	128,098
Hub International Ltd Term B 4.035% due 10/02/20 §	9,010,771	9,059,348
Lightstone Generation LLC
Term B
5.539% due 01/30/24 §	2,818,797	2,840,643
Term C
5.539% due 01/30/24 §	173,913	175,261
NFP Corp Term B 4.647% due 01/08/24 §	997,500	1,008,847
UFC Holdings LLC (2nd Lien) 8.500% due 08/18/24 §	500,000	511,250
USI Inc Term B 4.250% due 12/27/19 §	4,763,285	4,776,184
VF Holding Corp 4.250% due 06/30/23 §	3,233,750	3,255,694
WaveDivision Holdings LLC Term B 3.790% due 10/15/19 § µ	4,979,374	5,009,250

		52,654,343

Industrial - 21.9%

Allflex Holdings III Inc (1st Lien) 4.583% due 07/20/20 §	5,867,743	5,911,751
Anchor Glass Container Corp (2nd Lien) 8.750% due 12/07/24 § µ	3,100,000	3,175,562
Avolon TLB Borrower 1 SARL Term B2 (Luxembourg) 3.728% due 03/20/22 §	500,000	507,570
BWAY Holding Co Inc
Term B due 03/22/24 µ	2,500,000	2,498,437
4.750% due 08/14/23 §	4,689,741	4,690,998
Columbus McKinnon Corp Term B 4.147% due 01/31/24 §	1,700,843	1,717,851
Crosby US Acquisition Corp
(1st Lien)
4.052% due 11/23/20 §	3,881,098	3,611,847
(2nd Lien)
7.052% due 11/22/21 § µ	1,750,000	1,439,739
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	1,218,513	1,233,745
EWT Holdings III Corp
(1st Lien)
4.897% due 01/15/21 §	2,432,429	2,450,673
5.647% due 01/15/21 §	495,000	499,331
Flex Acquisition Co Inc (1st Lien) 4.250% due 12/29/23 §	2,750,000	2,773,204
Forterra Finance LLC Term B 4.500% due 10/25/23 §	995,000	1,004,328
Gates Global LLC Term B 4.397% due 07/06/21 §	5,258,886	5,275,320
GYP Holdings III Corp (1st Lien) 4.539% due 04/01/21 §	1,096,956	1,103,812
Headwaters Inc Term B 4.000% due 03/24/22 §	2,672,421	2,682,777
HGIM Corp Term B 5.637% due 06/18/20 § µ	4,407,302	3,162,239
Jeld-Wen Inc Term B 4.147% due 07/01/22 §	4,550,298	4,598,645

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Manitowoc Foodservice Inc Term B 4.000% due 03/03/23 §	$1,000,000	$1,011,250
Pregis Corp 4.500% due 05/14/21 §	5,891	5,928
Proampac PG Borrower LLC
(1st Lien)
5.057% due 11/18/23 §	3,990,000	4,031,895
(2nd Lien)
9.557% due 11/18/24 §	1,000,000	1,013,750
Quikrete Holdings Inc (1st Lien) 4.232% due 11/15/23 §	3,990,000	4,036,551
Reynolds Group Holdings Inc 3.982% due 02/05/23 §	6,497,345	6,531,866
Safway Group Holding LLC Term B 5.750% due 08/19/23 § µ	6,471,241	6,542,696
Silver II US Holdings LLC 4.147% due 12/13/19 §	4,575,755	4,326,377
TricorBraun Holdings Inc (1st Lien) 4.897% due 11/30/23 §	1,360,227	1,377,230
USIC Holdings Inc (1st Lien) 5.170% due 12/08/23 §	498,750	503,894
Zekelman Industries Inc Term B 4.906% due 06/14/21 §	992,513	1,007,400
Zodiac Pool Solutions LLC (1st Lien) 5.647% due 12/20/23 §	1,496,250	1,507,940

		80,234,606

Technology - 8.0%

Applied Systems Inc (2nd Lien) 7.647% due 01/24/22 §	2,908,725	2,932,964
CCC Information Services Inc
(1st Lien)
due 03/29/24 µ	500,000	502,395
(2nd Lien)
due 03/29/25 µ	2,125,000	2,151,562
Change Healthcare Holdings Inc Term B 3.750% due 03/01/24 §	2,250,000	2,256,563
Cypress Semiconductor Corp Term B 4.580% due 07/05/21 §	487,500	492,832
First Data Corp 3.984% due 07/10/22 §	466,477	470,785
Information Resources Inc
(1st Lien)
5.250% due 01/18/24 §	2,000,000	2,027,812
(2nd Lien)
9.250% due 12/16/24 §	1,250,000	1,247,396
Kronos Inc
(1st Lien)
5.034% due 11/01/23 §	2,867,813	2,887,529
(2nd Lien)
9.284% due 11/01/24 §	4,575,000	4,730,120
Solera LLC Term B 4.250% due 03/03/23 §	6,188,750	6,227,430
Sophia LP Term B 4.397% due 09/30/22 § µ	3,470,832	3,478,270

		29,405,658

Utilities - 3.1%

Energy Future Intermediate Holding Co LLC 4.304% due 06/30/17 §	500,000	500,417
Helix Gen Funding LLC due 02/23/24 µ	500,000	507,656
Pike Corp
(1st Lien)
4.750% due 03/01/24 §	1,000,000	1,011,875
(2nd Lien)
9.000% due 09/02/24 § µ	1,500,000	1,500,000
Talen Energy Supply LLC Term B 6.060% due 12/06/23 §	1,496,250	1,521,499

	Principal Amount	Value
TEX Operations Co LLC
Term B
3.732% due 08/04/23 §	$3,505,500	$3,501,118
Term C
3.732% due 08/04/23 §	801,504	800,502
Vistra Operations Co LLC Term B2 4.193% due 12/14/23 §	1,990,013	1,996,854

		11,339,921

Total Senior Loan Notes (Cost $354,150,534)		357,018,079

SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $10,160,001; collateralized by U.S. Treasury Notes: 1.125% due 02/28/21 and value $10,366,759)	10,159,925	10,159,925

Total Short-Term Investment (Cost $10,159,925)		10,159,925

TOTAL INVESTMENTS - 106.0% (Cost $385,945,918)		389,230,654

OTHER ASSETS & LIABILITIES, NET - (6.0%)		(22,003,103)

NET ASSETS - 100.0%		$367,227,551

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $7,391,925 or 2.0% of the Fund’s net assets were in default as of March 31, 2017.

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments of $280,228 or 0.1% of the net assets as of March 31, 2017, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Acrisure LLC Term B	$145,170	$148,451	$3,280
TricorBraun Holdings Inc (1st Lien)	135,058	138,068	3,011

	$280,228	$286,519	$6,291

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$22,052,650	$-	$22,052,650	$-
	Senior Loan Notes	357,018,079	-	355,897,163	1,120,916
	Short-Term Investment	10,159,925	-	10,159,925	-
	Unfunded Loan Commitments (1)	286,519	-	286,519	-

	Total	$389,517,173	$-	$388,396,257	$1,120,916

(1)	See note (b) in Notes to Schedule of Investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Seventy Seven Energy Inc Exercise @ $23.82 Exp 08/01/21 *	474	$7,584

Total Warrants (Cost $30,230)		7,584

COMMON STOCKS - 0.4%

Basic Materials - 0.0%

LyondellBasell Industries NV ‘A’	132	12,037

Communications - 0.0%

Nelson Education Ltd +	270,923	-

Consumer, Non-Cyclical - 0.2%

IAP Worldwide Services Inc +	121	1,150,865
Millennium Health LLC	46,636	58,295

		1,209,160

Energy - 0.1%

Samson Resources II LLC ‘A’	22,647	373,675
Seventy Seven Energy Inc *	87	3,718

		377,393

Financial - 0.1%

RCS Capital Corp	33,878	525,109

Utilities - 0.0%

Southcross Holdings Borrower LP	52	-
Southcross Holdings Borrower LP ‘A’	52	22,750

		22,750

Total Common Stocks (Cost $1,031,803)		2,146,449

	Principal Amount

CORPORATE BONDS & NOTES - 5.4%

Basic Materials - 0.3%

Allegheny Technologies Inc
5.950% due 01/15/21	$15,000	14,850
7.875% due 08/15/23	40,000	41,136
ArcelorMittal (Luxembourg) 7.000% due 02/25/22	40,000	45,695
CF Industries Inc 4.950% due 06/01/43	40,000	34,000
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	215,000	221,450
First Quantum Minerals Ltd (Canada)
7.000% due 02/15/21 ~	25,000	25,875
7.500% due 04/01/25 ~	200,000	202,500
Freeport-McMoRan Inc 4.550% due 11/14/24	20,000	18,700
Hudbay Minerals Inc (Canada)
7.250% due 01/15/23 ~	40,000	42,600
7.625% due 01/15/25 ~	70,000	76,300
Imperial Metals Corp (Canada) 7.000% due 03/15/19 ~	105,000	100,012
New Gold Inc (Canada) 6.250% due 11/15/22 ~	110,000	110,825

	Principal Amount	Value
Platform Specialty Products Corp
6.500% due 02/01/22 ~	$95,000	$99,037
10.375% due 05/01/21 ~	30,000	33,450
PQ Corp 6.750% due 11/15/22 ~	160,000	170,800
Teck Resources Ltd (Canada)
5.200% due 03/01/42	100,000	94,500
5.400% due 02/01/43	25,000	23,938
6.000% due 08/15/40	15,000	15,188
The Chemours Co 7.000% due 05/15/25	20,000	21,630
Tronox Finance LLC
6.375% due 08/15/20	190,000	191,662
7.500% due 03/15/22 ~	40,000	41,400
Valvoline Inc 5.500% due 07/15/24 ~	15,000	15,788
Versum Materials Inc 5.500% due 09/30/24 ~	75,000	77,719
WR Grace & Co 5.125% due 10/01/21 ~	55,000	57,888

		1,776,943

Communications - 1.1%

Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	200,000	208,500
Altice US Finance I Corp 5.500% due 05/15/26 ~	200,000	206,000
Anixter Inc 5.500% due 03/01/23	85,000	88,506
Avaya Inc 9.000% due 04/01/19 Y ~	80,000	63,400
Cablevision Systems Corp
5.875% due 09/15/22	20,000	20,225
8.000% due 04/15/20	20,000	22,200
CBS Radio Inc 7.250% due 11/01/24 ~	65,000	68,413
CCO Holdings LLC
5.250% due 09/30/22	200,000	208,000
5.375% due 05/01/25 ~	155,000	159,456
5.750% due 02/15/26 ~	85,000	89,463
CenturyLink Inc
6.750% due 12/01/23	60,000	62,775
7.500% due 04/01/24	60,000	63,581
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	15,000	15,469
Cincinnati Bell Inc 7.000% due 07/15/24 ~	125,000	131,406
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	235,000	243,630
CommScope Technologies LLC
5.000% due 03/15/27 ~	50,000	50,048
6.000% due 06/15/25 ~	80,000	84,200
CSC Holdings LLC
5.250% due 06/01/24	100,000	99,875
6.750% due 11/15/21	100,000	108,688
8.625% due 02/15/19	35,000	38,500
10.125% due 01/15/23 ~	200,000	232,500
DISH DBS Corp
5.875% due 07/15/22	100,000	105,312
5.875% due 11/15/24	25,000	26,344
Frontier Communications Corp
6.250% due 09/15/21	65,000	60,775
6.875% due 01/15/25	80,000	66,600
8.875% due 09/15/20	10,000	10,588
10.500% due 09/15/22	60,000	61,050
11.000% due 09/15/25	50,000	48,719
Hughes Satellite Systems Corp
5.250% due 08/01/26 ~	40,000	40,000
6.625% due 08/01/26 ~	175,000	179,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
iHeartCommunications Inc 11.250% due 03/01/21	$60,000	$47,550
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	55,000	45,444
7.250% due 10/15/20	25,000	22,906
7.500% due 04/01/21	10,000	9,063
8.000% due 02/15/24 ~	60,000	63,750
Level 3 Financing Inc
5.250% due 03/15/26	60,000	60,525
5.375% due 01/15/24	45,000	46,181
MDC Partners Inc 6.500% due 05/01/24 ~	165,000	158,194
MHGE Parent LLC 8.500% due 08/01/19 ~	30,000	30,150
Netflix Inc 5.875% due 02/15/25	90,000	96,975
SFR Group SA (France)
6.000% due 05/15/22 ~	205,000	213,200
7.375% due 05/01/26 ~	200,000	206,750
Sirius XM Radio Inc 6.000% due 07/15/24 ~	150,000	161,250
Sprint Capital Corp 6.875% due 11/15/28	20,000	21,175
Sprint Communications Inc 7.000% due 08/15/20	110,000	118,387
Sprint Corp
7.250% due 09/15/21	80,000	86,575
7.625% due 02/15/25	65,000	71,175
7.875% due 09/15/23	515,000	571,650
Symantec Corp 5.000% due 04/15/25 ~	35,000	35,856
T-Mobile USA Inc
6.250% due 04/01/21	65,000	67,031
6.500% due 01/15/26	245,000	268,887
6.625% due 04/01/23	55,000	58,832
6.633% due 04/28/21	70,000	72,520
6.731% due 04/28/22	25,000	25,970
Tribune Media Co 5.875% due 07/15/22	70,000	73,325
Virgin Media Secured Finance PLC (United Kingdom) 5.250% due 01/15/26 ~	200,000	202,000
Zayo Group LLC
5.750% due 01/15/27 ~	20,000	21,146
6.375% due 05/15/25	45,000	48,740

		5,768,805

Consumer, Cyclical - 0.7%

AdvancePierre Foods Holdings Inc 5.500% due 12/15/24 ~	40,000	40,550
AMC Entertainment Holdings Inc
5.875% due 11/15/26 ~	30,000	30,413
6.125% due 05/15/27 ~	100,000	101,125
American Axle & Manufacturing Inc
6.250% due 04/01/25 ~	40,000	40,150
6.500% due 04/01/27 ~	25,000	24,984
American Tire Distributors Inc 10.250% due 03/01/22 ~	80,000	81,800
Dollar Tree Inc
5.250% due 03/01/20	80,000	82,516
5.750% due 03/01/23	190,000	203,300
Eagle II Acquisition Co LLC 6.000% due 04/01/25 ~	20,000	20,675
GLP Capital LP 5.375% due 04/15/26	75,000	77,625
HD Supply Inc
5.250% due 12/15/21 ~	65,000	68,575
5.750% due 04/15/24 ~	60,000	63,258
Hilton Domestic Operating Co Inc 4.250% due 09/01/24 ~	55,000	54,587

	Principal Amount	Value
Hot Topic Inc 9.250% due 06/15/21 ~	$150,000	$146,250
L Brands Inc 6.875% due 11/01/35	95,000	92,150
Landry’s Inc 6.750% due 10/15/24 ~	30,000	31,200
Mattamy Group Corp (Canada) 6.875% due 12/15/23 ~	85,000	88,612
MGM Resorts International
6.000% due 03/15/23	105,000	113,269
7.750% due 03/15/22	365,000	421,803
Michaels Stores Inc 5.875% due 12/15/20 ~	55,000	56,616
National CineMedia LLC 6.000% due 04/15/22	60,000	61,950
Navistar International Corp 8.250% due 11/01/21	80,000	80,399
NCL Corp Ltd
4.625% due 11/15/20 ~	85,000	87,231
4.750% due 12/15/21 ~	50,000	50,875
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	105,000	107,756
Party City Holdings Inc 6.125% due 08/15/23 ~	135,000	137,362
Penn National Gaming Inc 5.625% due 01/15/27 ~	20,000	19,900
PetSmart Inc 7.125% due 03/15/23 ~	35,000	33,338
Reliance Intermediate Holdings LP (Canada) 6.500% due 04/01/23 ~	200,000	214,000
Sabre GLBL Inc
5.250% due 11/15/23 ~	80,000	82,200
5.375% due 04/15/23 ~	35,000	35,963
Sally Holdings LLC 5.625% due 12/01/25	80,000	80,300
Scientific Games International Inc 7.000% due 01/01/22 ~	35,000	37,494
Sugarhouse HSP Gaming Prop Mezz LP 6.375% due 06/01/21 ~	5,000	5,063
Tempur Sealy International Inc 5.625% due 10/15/23	70,000	70,700
The Scotts Miracle-Gro Co 6.000% due 10/15/23	280,000	298,900
TRI Pointe Group Inc 5.875% due 06/15/24	100,000	103,500
Viking Cruises Ltd
6.250% due 05/15/25 ~	70,000	67,200
8.500% due 10/15/22 ~	85,000	88,506
Vista Outdoor Inc 5.875% due 10/01/23	70,000	68,425
William Lyon Homes Inc 5.875% due 01/31/25 ~	20,000	20,250
Yum! Brands Inc 3.750% due 11/01/21	30,000	30,413
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	155,000	161,975

		3,783,158

Consumer, Non-Cyclical - 1.2%

Acadia Healthcare Co Inc 6.500% due 03/01/24	35,000	36,925
Albertsons Cos LLC 5.750% due 03/15/25 ~	55,000	53,488
Alere Inc
6.375% due 07/01/23 ~	225,000	229,781
6.500% due 06/15/20	80,000	81,000
CEB Inc 5.625% due 06/15/23 ~	150,000	163,312

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Centene Corp
4.750% due 05/15/22	$35,000	$36,138
4.750% due 01/15/25	90,000	90,732
5.625% due 02/15/21	70,000	73,437
6.125% due 02/15/24	70,000	75,337
Central Garden & Pet Co 6.125% due 11/15/23	110,000	116,600
Chobani LLC 7.500% due 04/15/25 # ~	15,000	15,431
CHS/Community Health Systems Inc
6.250% due 03/31/23	115,000	117,731
7.125% due 07/15/20	160,000	147,200
Dean Foods Co 6.500% due 03/15/23 ~	225,000	235,125
Dole Food Co Inc 7.250% due 06/15/25 # ~	65,000	65,163
Envision Healthcare Corp
5.625% due 07/15/22	75,000	77,156
6.250% due 12/01/24 ~	65,000	68,412
FTI Consulting Inc 6.000% due 11/15/22	325,000	337,594
Gartner Inc 5.125% due 04/01/25 ~	50,000	51,063
HCA Inc
4.500% due 02/15/27	10,000	10,025
5.875% due 02/15/26	100,000	105,839
6.500% due 02/15/20	25,000	27,422
7.500% due 02/15/22	390,000	447,037
Hologic Inc 5.250% due 07/15/22 ~	120,000	126,300
IHS Markit Ltd 5.000% due 11/01/22 ~	95,000	99,987
inVentiv Group Holdings Inc 7.500% due 10/01/24 ~	90,000	93,037
Jaguar Holding Co II 6.375% due 08/01/23 ~	200,000	209,500
Kinetic Concepts Inc
7.875% due 02/15/21 ~	230,000	244,375
12.500% due 11/01/21 ~	30,000	33,375
Laureate Education Inc 9.250% due 09/01/19 ~	145,000	151,162
Mallinckrodt International Finance SA
4.875% due 04/15/20 ~	50,000	50,313
5.625% due 10/15/23 ~	15,000	14,325
MEDNAX Inc 5.250% due 12/01/23 ~	55,000	56,238
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	65,000	70,046
Opal Acquisition Inc 8.875% due 12/15/21 ~	20,000	17,500
Pinnacle Foods Finance LLC 5.875% due 01/15/24	35,000	36,663
Post Holdings Inc
5.000% due 08/15/26 ~	75,000	72,000
5.500% due 03/01/25 ~	75,000	75,187
7.750% due 03/15/24 ~	70,000	77,540
8.000% due 07/15/25 ~	35,000	39,463
PRA Holdings Inc 9.500% due 10/01/23 ~	55,000	61,325
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	80,000	87,900
Ritchie Bros Auctioneers Inc (Canada) 5.375% due 01/15/25 ~	25,000	25,625
Spectrum Brands Inc
5.750% due 07/15/25	130,000	138,125
6.625% due 11/15/22	45,000	47,644
Surgical Care Affiliates Inc 6.000% due 04/01/23 ~	75,000	80,812
Team Health Holdings Inc 6.375% due 02/01/25 ~	75,000	73,687

	Principal Amount	Value
Teleflex Inc 5.250% due 06/15/24	$35,000	$35,875
Tenet Healthcare Corp
6.000% due 10/01/20	70,000	74,200
6.750% due 06/15/23	30,000	29,550
7.500% due 01/01/22 ~	25,000	27,063
8.125% due 04/01/22	130,000	136,175
The Hertz Corp 5.500% due 10/15/24 ~	30,000	26,213
The Nature’s Bounty Co 7.625% due 05/15/21 ~	130,000	137,150
The Nielsen Co Luxembourg SARL 5.500% due 10/01/21 ~	50,000	52,063
The ServiceMaster Co LLC 7.450% due 08/15/27	80,000	87,800
The WhiteWave Foods Co 5.375% due 10/01/22	35,000	38,150
TMS International Corp 7.625% due 10/15/21 ~	80,000	81,000
TreeHouse Foods Inc 6.000% due 02/15/24 ~	140,000	147,350
United Rentals North America Inc
5.500% due 05/15/27	10,000	10,125
6.125% due 06/15/23	15,000	15,731
7.625% due 04/15/22	56,000	58,415
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	190,000	172,900
Valeant Pharmaceuticals International Inc
5.625% due 12/01/21 ~	50,000	40,500
6.125% due 04/15/25 ~	15,000	11,606
6.500% due 03/15/22 ~	65,000	67,031
6.750% due 08/15/18 ~	2,000	2,008
7.000% due 03/15/24 ~	90,000	92,587
7.500% due 07/15/21 ~	75,000	66,000
Vizient Inc 10.375% due 03/01/24 ~	55,000	62,906
WellCare Health Plans Inc
5.250% due 04/01/25	125,000	129,219
5.750% due 11/15/20	170,000	174,947

		6,420,641

Diversified - 0.0%

HRG Group Inc 7.875% due 07/15/19	140,000	144,935

Energy - 0.9%

Antero Midstream Partners LP 5.375% due 09/15/24 ~	40,000	40,800
Antero Resources Corp
5.375% due 11/01/21	145,000	149,472
5.625% due 06/01/23	55,000	56,512
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	35,000	35,613
Canbriam Energy Inc (Canada) 9.750% due 11/15/19 ~	100,000	105,250
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/25 ~	75,000	78,469
Chesapeake Energy Corp 8.000% due 12/15/22 ~	10,000	10,513
Concho Resources Inc 5.500% due 04/01/23	365,000	378,468
CrownRock LP 7.750% due 02/15/23 ~	160,000	170,400
CVR Refining LLC 6.500% due 11/01/22	240,000	243,000
Denbury Resources Inc 9.000% due 05/15/21 ~	35,000	37,100
Diamondback Energy Inc
4.750% due 11/01/24 ~	20,000	20,218
5.375% due 05/31/25 ~	50,000	51,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Endeavor Energy Resources LP
7.000% due 08/15/21 ~	$160,000	$168,000
8.125% due 09/15/23 ~	40,000	42,700
Energy Transfer Equity LP 5.875% due 01/15/24	105,000	112,087
EP Energy LLC
8.000% due 11/29/24 ~	35,000	36,925
8.000% due 02/15/25 ~	35,000	32,725
Extraction Oil & Gas Holdings LLC 7.875% due 07/15/21 ~	65,000	68,900
Great Western Petroleum LLC 9.000% due 09/30/21 ~	75,000	78,187
Gulfport Energy Corp
6.000% due 10/15/24 ~	105,000	102,375
6.625% due 05/01/23	105,000	106,706
Halcon Resources Corp 6.750% due 02/15/25 ~	75,000	74,025
Holly Energy Partners LP 6.000% due 08/01/24 ~	20,000	21,050
Matador Resources Co 6.875% due 04/15/23	70,000	73,500
Murphy Oil Corp 6.875% due 08/15/24	20,000	21,250
Murphy Oil USA Inc 6.000% due 08/15/23	190,000	199,975
Newfield Exploration Co
5.375% due 01/01/26	15,000	15,741
5.625% due 07/01/24	205,000	217,044
Noble Holding International Ltd (United Kingdom) 7.750% due 01/15/24	55,000	53,075
Oasis Petroleum Inc 6.875% due 01/15/23	35,000	35,787
Parsley Energy LLC
5.250% due 08/15/25 ~	25,000	25,375
5.375% due 01/15/25 ~	45,000	45,787
6.250% due 06/01/24 ~	60,000	63,900
Pattern Energy Group Inc 5.875% due 02/01/24 ~	35,000	35,613
PBF Holding Co LLC 7.000% due 11/15/23	15,000	15,113
PBF Logistics LP 6.875% due 05/15/23	75,000	76,312
PDC Energy Inc 6.125% due 09/15/24 ~	15,000	15,450
Peabody Energy Corp
6.000% due 03/31/22 ~	20,000	19,975
6.375% due 03/31/25 ~	25,000	24,844
Precision Drilling Corp (Canada)
6.500% due 12/15/21	10,000	10,027
7.750% due 12/15/23 ~	5,000	5,288
Rice Energy Inc 7.250% due 05/01/23	55,000	58,850
RSP Permian Inc 6.625% due 10/01/22	130,000	137,475
Seven Generations Energy Ltd (Canada)
6.750% due 05/01/23 ~	90,000	94,500
6.875% due 06/30/23 ~	55,000	57,750
8.250% due 05/15/20 ~	210,000	220,500
SM Energy Co
6.125% due 11/15/22	35,000	35,438
6.500% due 01/01/23	95,000	96,900
6.750% due 09/15/26	25,000	25,250
SunCoke Energy Partners LP 7.375% due 02/01/20	75,000	76,125
Sunoco LP 6.375% due 04/01/23	105,000	107,100
Tesoro Corp 5.375% due 10/01/22	115,000	119,600

	Principal Amount	Value
Tesoro Logistics LP
5.250% due 01/15/25	$25,000	$26,188
5.500% due 10/15/19	25,000	26,500
6.250% due 10/15/22	65,000	68,981
The Williams Cos Inc
3.700% due 01/15/23	100,000	98,750
4.550% due 06/24/24	10,000	10,125
5.750% due 06/24/44	15,000	15,150
Triangle USA Petroleum Corp 6.750% due 07/15/22 * Y ~	60,000	17,700
Trinidad Drilling Ltd (Canada) 6.625% due 02/15/25 ~	30,000	30,038
Weatherford International Ltd
8.250% due 06/15/23	15,000	16,350
9.875% due 02/15/24 ~	35,000	40,687
Whiting Petroleum Corp 5.000% due 03/15/19	15,000	15,038
WildHorse Resource Development Corp 6.875% due 02/01/25 ~	85,000	81,387
Williams Partners LP 4.875% due 03/15/24	15,000	15,444

		4,666,877

Financial - 0.3%

Aircastle Ltd 5.000% due 04/01/23	35,000	36,925
Alliance Data Systems Corp
5.875% due 11/01/21 ~	65,000	67,437
6.375% due 04/01/20 ~	55,000	56,169
Alliant Holdings Intermediate LLC 8.250% due 08/01/23 ~	75,000	78,890
Ally Financial Inc 8.000% due 12/31/18	250,000	270,625
Equinix Inc REIT
5.375% due 05/15/27	40,000	41,400
5.875% due 01/15/26	125,000	133,281
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	165,000	166,752
FBM Finance Inc 8.250% due 08/15/21 ~	55,000	58,575
Greystar Real Estate Partners LLC 8.250% due 12/01/22 ~	105,000	113,794
Hub Holdings LLC 8.125% Cash or 8.875% PIK due 07/15/19 ~	75,000	75,375
HUB International Ltd 7.875% due 10/01/21 ~	100,000	104,500
Icahn Enterprises LP 6.250% due 02/01/22 ~	90,000	91,575
JPMorgan Chase & Co 6.750% due 02/01/24 §	25,000	27,594
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26	40,000	39,000
5.625% due 05/01/24	65,000	68,900
Navient Corp
5.000% due 10/26/20	45,000	45,000
5.500% due 01/15/19	140,000	145,390
6.500% due 06/15/22	50,000	50,500
RHP Hotel Properties LP REIT 5.000% due 04/15/23	55,000	56,100
Uniti Group Inc REIT 8.250% due 10/15/23	20,000	21,200
USI Inc 7.750% due 01/15/21 ~	15,000	15,272

		1,764,254

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Industrial - 0.5%

Advanced Disposal Services Inc 5.625% due 11/15/24 ~	$50,000	$50,625
Berry Plastics Corp 6.000% due 10/15/22	45,000	47,756
BlueLine Rental Finance Corp 9.250% due 03/15/24 ~	50,000	51,313
Builders FirstSource Inc
5.625% due 09/01/24 ~	35,000	35,656
10.750% due 08/15/23 ~	34,000	39,695
BWAY Holding Co
5.500% due 04/15/24 # ~	70,000	70,700
7.250% due 04/15/25 # ~	50,000	50,125
9.125% due 08/15/21 ~	93,000	101,830
CBC Ammo LLC (Brazil) 7.250% due 11/15/21 ~	105,000	105,000
Clean Harbors Inc 5.125% due 06/01/21	45,000	45,956
Covanta Holding Corp
5.875% due 03/01/24	40,000	40,700
5.875% due 07/01/25	30,000	30,131
6.375% due 10/01/22	65,000	67,275
Erickson Air-Crane Inc 6.000% due 11/02/20 Y +	67,270	-
GFL Environmental Inc (Canada) 9.875% due 02/01/21 ~	25,000	27,188
Huntington Ingalls Industries Inc 5.000% due 11/15/25 ~	55,000	57,613
Novelis Corp
5.875% due 09/30/26 ~	55,000	56,238
6.250% due 08/15/24 ~	40,000	41,800
Orbital ATK Inc 5.250% due 10/01/21	60,000	62,175
Owens-Brockway Glass Container Inc
5.875% due 08/15/23 ~	120,000	127,200
6.375% due 08/15/25 ~	130,000	139,181
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	150,000	156,562
5.500% due 02/15/24 ~	85,000	88,613
Standard Industries Inc
5.500% due 02/15/23 ~	90,000	92,250
6.000% due 10/15/25 ~	110,000	114,125
Tervita Escrow Corp (Canada) 7.625% due 12/01/21 ~	50,000	51,875
The Hillman Group Inc 6.375% due 07/15/22 ~	115,000	110,274
TransDigm Inc
6.000% due 07/15/22	125,000	126,950
6.500% due 07/15/24	120,000	121,800
Watco Cos LLC 6.375% due 04/01/23 ~	70,000	71,400
Welbilt Inc 9.500% due 02/15/24	95,000	109,962
XPO Logistics Inc 6.125% due 09/01/23 ~	25,000	26,094
Zebra Technologies Corp 7.250% due 10/15/22	170,000	184,237
Zekelman Industries Inc 9.875% due 06/15/23 ~	5,000	5,600

		2,507,899

Technology - 0.3%

Camelot Finance SA 7.875% due 10/15/24 ~	40,000	42,500
Diamond 1 Finance Corp 7.125% due 06/15/24 ~	150,000	165,902
First Data Corp 5.000% due 01/15/24 ~	30,000	30,638

	Principal Amount	Value
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	$95,000	$97,612
Infor US Inc
5.750% due 08/15/20 ~	45,000	46,955
6.500% due 05/15/22	75,000	77,445
Micron Technology Inc
5.250% due 08/01/23 ~	25,000	25,750
5.625% due 01/15/26 ~	45,000	47,475
7.500% due 09/15/23 ~	85,000	95,094
Microsemi Corp 9.125% due 04/15/23 ~	105,000	121,144
Rackspace Hosting Inc 8.625% due 11/15/24 ~	95,000	100,339
Riverbed Technology Inc 8.875% due 03/01/23 ~	200,000	205,500
Sensata Technologies UK Financing Co PLC 6.250% due 02/15/26 ~	200,000	213,000
Solera LLC 10.500% due 03/01/24 ~	65,000	74,567
SS&C Technologies Holdings Inc 5.875% due 07/15/23	105,000	111,562
Western Digital Corp
7.375% due 04/01/23 ~	175,000	192,281
10.500% due 04/01/24	175,000	206,500

		1,854,264

Utilities - 0.1%

AES Corp
5.500% due 03/15/24	10,000	10,200
5.500% due 04/15/25	5,000	5,088
6.000% due 05/15/26	5,000	5,200
AmeriGas Partners LP
5.500% due 05/20/25	55,000	54,862
5.750% due 05/20/27	30,000	29,768
Calpine Corp 5.375% due 01/15/23	170,000	172,975
Dynegy Inc
6.750% due 11/01/19	90,000	92,925
7.375% due 11/01/22	55,000	54,725
7.625% due 11/01/24	60,000	57,525
NRG Yield Operating LLC
5.000% due 09/15/26 ~	55,000	53,762
5.375% due 08/15/24	50,000	51,000

		588,030

Total Corporate Bonds & Notes (Cost $28,316,558)		29,275,806

SENIOR LOAN NOTES - 88.8%

Basic Materials - 4.3%

Alpha 3 BV Term B1 (Netherlands) 4.147% due 01/31/24 §	325,000	327,031
Aruba Investments Inc Term B 4.647% due 02/02/22 §	238,659	239,602
Axalta Coating Systems US Holdings Inc Term B1 3.647% due 02/01/23 §	2,820,497	2,848,482
Emerald Performance Materials LLC (1st Lien) 4.500% due 08/01/21 §	408,512	411,780
Expera Specialty Solutions LLC Term B 5.750% due 11/03/23 §	646,750	652,409
Fairmount Santrol Inc Term B2 4.647% due 09/05/19 §	1,544,000	1,517,624
Ferro Corp Term B 3.536% due 02/14/24 §	250,000	252,031

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Flint Group GmbH Term C (Germany) 4.000% due 09/07/21 §	$131,398	$131,891
Flint Group US LLC Term B2 (1st Lien) 4.000% due 09/07/21 §	794,852	797,832
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	830,772	836,276
GCP Applied Technologies Inc Term B 4.397% due 02/03/22 §	470,250	475,834
Huntsman International LLC
Term B1
3.732% due 10/01/21 §	522,375	527,596
Term B2
3.982% due 04/01/23 §	1,169,125	1,182,278
Ineos US Finance LLC
3.732% due 03/31/22 §	539,019	542,304
3.732% due 04/01/24 §	399,000	401,244
Kraton Polymers LLC Term B 5.000% due 01/06/22 §	1,455,869	1,472,081
Kronos Worldwide Inc 4.150% due 02/18/20 §	1,192,704	1,195,188
MacDermid Inc 4.982% due 06/07/23 §	1,316,460	1,329,214
Minerals Technologies Inc Term B 3.294% due 02/14/24 §	787,692	799,015
New Day Aluminum LLC 5.000% due 10/28/20 § Y +	36,567	-
Noranda Aluminum Acquisition Corp Term B 0.000% due 02/28/19 § Y +	629,073	102,791
Orion Engineered Carbons GmbH (Germany) 4.147% due 07/25/21 §	386,183	389,965
PolyOne Corp Term B 3.131% due 11/12/22 §	915,921	925,081
PQ Corp 5.289% due 11/04/22 §	1,513,582	1,531,421
Signode Industrial Group US Inc Term B 4.064% due 05/01/21 §	783,368	789,733
Solenis International LP (1st Lien) 4.304% due 07/31/21 §	241,592	242,706
Tata Chemicals North American Inc Term B 3.938% due 08/07/20 §	721,701	722,134
Tronox Pigments BV (Netherlands) 4.647% due 03/19/20 §	1,161,037	1,169,634
Unifrax Corp
4.250% due 11/28/18 §	337,702	337,596
Term B due 03/29/24 µ	350,000	349,125
Versum Materials Inc 3.647% due 09/29/23 §	373,125	378,022
Zep Inc 5.000% due 06/26/22 §	294,750	299,171

		23,177,091

Communications - 13.3%

ALM Media Holdings Inc (1st Lien) 5.647% due 07/31/20 §	351,563	333,984
Altice US Finance I Corp Term B (Luxembourg) 3.982% due 01/15/25 §	748,125	750,930
Ancestry.com Operations Inc (1st Lien) 4.250% due 10/19/23 §	1,336,500	1,350,422
Answers Corp (1st Lien) 0.000% due 10/03/21 § Y	1,824,472	866,624
AP NMT Acquisition BV (1st Lien) (Netherlands) 6.750% due 08/13/21 §	365,625	329,794
Atlantic Broadband Finance LLC Term B 3.482% due 11/30/19 §	824,943	828,655

	Principal Amount	Value
Auction.com LLC Term B 6.000% due 05/12/19 §	$882,000	$890,820
Campaign Monitor Finance Property Ltd (1st Lien) (Australia) 6.397% due 03/18/21 §	568,886	554,663
CBS Radio Inc Term B due 03/02/24 µ	300,000	302,312
4.500% due 10/17/23 §	745,107	753,117
Charter Communications Operating LLC Term I 3.232% due 01/15/24 §	1,782,000	1,793,015
Colorado Buyer Inc Term B due 03/28/24 µ	500,000	503,873
CommScope Inc Term B5 3.482% due 12/29/22 §	723,525	728,946
Consolidated Communications Inc Term B
4.000% due 10/04/23 §	223,875	225,498
Term B2 due 10/05/23 µ	400,000	402,450
CSC Holdings LLC 3.943% due 10/11/24 §	2,214,844	2,213,920
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	2,337,657	1,753,827
EIG Investors Corp 6.532% due 11/09/19 §	3,892,013	3,923,149
Entercom Radio LLC 4.563% due 11/01/23 §	596,354	600,454
Entravision Communications Corp 3.647% due 05/31/20 §	447,542	447,542
Extreme Reach Inc (1st Lien) 7.280% due 02/07/20 §	462,238	468,113
Getty Images Inc Term B 4.750% due 10/18/19 §	2,457,988	2,158,420
Global Eagle Entertainment Inc (1st Lien) 7.322% due 01/06/23 §	725,000	684,219
Global Healthcare Exchange LLC Term B 5.250% due 08/15/22 §	911,188	924,856
Go Daddy Operating Co LLC Term B 3.412% due 02/15/24 §	1,438,589	1,441,825
Gray Television Inc Term B 3.334% due 02/07/24 §	199,500	201,246
Hubbard Radio LLC Term B 4.250% due 05/27/22 §	508,681	508,681
iHeartCommunications Inc Term D
7.732% due 01/30/19 §	1,102,586	951,899
Term E
8.482% due 07/30/19 §	354,610	304,079
Infoblox Inc 6.000% due 11/01/23 §	1,050,000	1,063,125
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.887% due 06/30/19 §	4,525,000	4,462,781
ION Trading Finance Ltd Term B1 (Ireland) 4.147% due 08/11/23 §	1,178,580	1,178,212
IPC Corp Term B 5.500% due 08/06/21 §	1,347,500	1,259,912
JD Power & Associates (1st Lien) 5.250% due 09/07/23 §	447,750	451,108
Level 3 Financing Inc Term B 3.227% due 02/22/24 §	1,875,000	1,879,219
Match Group Inc Term B1 4.097% due 11/16/22 §	426,563	440,426
MCC Iowa LLC Term J 3.700% due 06/30/21 §	753,688	760,636
Mediacom Illinois LLC Term K 3.200% due 02/15/24 §	415,437	417,688
MH Sub I LLC (1st Lien) 4.750% due 07/08/21 §	1,281,986	1,292,396

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Mission Broadcasting Inc Term B2 3.943% due 01/17/24 §	$187,709	$188,961
Nexstar Broadcasting Inc Term B 3.943% due 01/17/24 §	1,936,155	1,949,063
Numericable US LLC Term B7 5.289% due 01/15/24 §	744,375	749,120
Onvoy LLC Term B (1st Lien) 5.647% due 02/10/24 §	450,000	450,844
ProQuest LLC Term B 5.250% due 10/24/21 §	960,976	971,037
Radiate Holdco LLC (1st Lien) 3.982% due 02/01/24 §	450,000	452,853
Raycom TV Broadcasting LLC Term B 3.982% due 08/04/21 §	1,063,969	1,062,639
SBA Senior Finance II LLC Term B1 3.240% due 03/24/21 §	1,434,438	1,440,585
Sinclair Television Group Inc Term B2 3.240% due 01/03/24 §	1,673,306	1,681,499
Springer Science+Business Media Deutschland GmbH Term B9 (Germany) 4.500% due 08/14/20 §	627,937	629,376
Sprint Communications Inc Term B (1st Lien) 3.500% due 02/02/24 §	2,150,000	2,153,135
SurveyMonkey Inc Term B 6.250% due 02/05/19 §	612,054	612,422
Telenet International Finance SARL Term AF (Luxembourg) 3.912% due 01/31/25 §	1,225,000	1,232,177
Telesat Canada Term B4 (Canada) 4.150% due 11/17/23 §	3,034,769	3,063,599
Uber Technologies Term B 5.000% due 07/13/23 §	2,089,500	2,090,806
Univision Communications Inc Term C5 3.750% due 03/15/24 § µ	3,839,675	3,817,478
UPC Financing Partnership Term AP 3.662% due 04/15/25 §	1,625,000	1,632,109
Vestcom Parent Holdings Inc (1st Lien) 5.250% due 12/19/23 §	324,188	327,024
Virgin Media Bristol LLC Term I 3.662% due 01/31/25 §	4,150,000	4,165,562
Ziggo Secured Finance Partnership Term E 3.412% due 04/15/25 §	2,150,000	2,152,303

		71,225,428

Consumer, Cyclical - 11.9%

Amaya Holdings BV Term B (Netherlands) 4.647% due 08/01/21 §	2,350,338	2,358,731
AMC Entertainment Inc
3.662% due 12/15/22 §	1,826,875	1,845,144
Term B
3.733% due 12/15/23 §	325,000	328,088
American Axle & Manufacturing Inc Term B due 04/26/24 µ	1,925,000	1,930,615
American Builders & Contractors Supply Co Inc Term B 3.732% due 10/31/23 §	1,600,000	1,609,000
Ascena Retail Group Inc Term B 5.500% due 08/21/22 §	1,295,963	1,174,467
Bass Pro Group LLC
4.104% due 06/05/20 §	1,931,129	1,904,575
Term B
6.147% due 12/16/23 §	800,000	772,666
BJ’s Wholesale Club Inc (1st Lien) 4.750% due 02/03/24 §	600,000	588,000
Bombardier Recreational Products Inc Term B (Canada) 4.040% due 06/30/23 §	2,761,125	2,779,533
Boyd Gaming Corp Term B2 due 09/15/23 µ	625,000	628,516

	Principal Amount	Value
Caesars Entertainment Operating Co Term B6 0.000% due 03/01/22 § Y	$1,059,209	$1,231,331
CDS US Intermediate Holdings Inc (1st Lien) 5.147% due 07/08/22 §	863,109	871,309
CityCenter Holdings LLC Term B 3.732% due 10/16/20 §	511,309	517,828
ClubCorp Club Operations Inc 4.000% due 12/15/22 §	1,567,222	1,578,976
CS Intermediate Holdco 2 LLC Term B 3.897% due 10/26/23 §	262,343	265,294
David’s Bridal Inc Term B 5.250% due 10/11/19 §	1,207,730	990,339
Delta 2 SARL Term B2 (Luxembourg) due 02/01/24 µ	425,000	425,342
Eldorado Resorts Inc Term B due 03/13/24 µ	750,000	752,813
Evergreen Acquisition Co 1 LP 5.000% due 07/09/19 §	2,018,935	1,795,170
FCA US LLC Term B 3.390% due 12/31/18 §	992,984	997,248
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 § µ	3,199,424	3,193,425
Focus Brands Inc (1st Lien) 5.000% due 10/03/23 §	226,875	228,860
Four Seasons Holdings Inc (1st Lien) (Canada) 4.147% due 11/30/23 §	573,563	580,783
Gateway Casinos & Entertainment Ltd Term B1 (Canada) 4.800% due 02/22/23 §	250,000	252,969
Golden Nugget Inc
4.500% due 11/21/19 §	98,719	100,261
Term B
4.540% due 11/21/19 §	230,344	233,943
Harbor Freight Tools USA Inc Term B 4.232% due 08/19/23 §	1,016,875	1,017,722
Horizon Global Corp Term B 7.000% due 06/30/21 §	319,792	324,189
J. Crew Group Inc Term B 4.078% due 03/05/21 §	2,383,924	1,462,139
Kasima LLC Term B 3.632% due 05/17/21 §	364,706	367,745
La Quinta Intermediate Holdings LLC Term B 3.772% due 04/14/21 §	778,444	784,516
Landry’s Inc Term B 4.041% due 10/04/23 §	1,382,769	1,396,474
Libbey Glass Inc Term B 3.854% due 04/09/21 §	297,597	299,581
MPG Holdco I Inc Term B 3.750% due 10/20/21 §	1,744,830	1,750,283
Neiman Marcus Group Ltd LLC 4.250% due 10/25/20 §	1,061,603	856,913
Nelson Education (Canada) 6.000% due 10/01/20 §	1,693,009	876,132
New Red Finance Term B3 (Canada) 3.299% due 02/16/24 §	4,515,585	4,531,110
NPC International Inc Term B 4.750% due 12/28/18 §	807,500	814,061
Party City Holdings Inc 3.872% due 08/19/22 §	2,140,252	2,138,150
PetSmart Inc Term B2 4.020% due 03/11/22 §	2,275,676	2,182,373
Pier 1 Imports US Inc Term B 4.500% due 04/30/21 §	413,313	400,913
Pilot Travel Centers LLC Term B 2.982% due 05/25/23 §	1,220,873	1,230,156

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Playa Resorts Holding BV Term B (Netherlands) 4.040% due 08/09/19 §	$1,460,490	$1,465,967
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	525,000	527,822
Sabre GLBL Inc Term B 3.732% due 02/22/24 §	1,097,942	1,107,138
Sage Automotive Holdings Inc (1st Lien) 6.000% due 10/27/22 §	448,875	451,119
Seminole Hard Rock Entertainment Inc Term B 3.897% due 05/14/20 §	216,563	218,142
Serta Simmons Bedding LLC (1st Lien) 4.538% due 11/08/23 §	3,775,000	3,797,246
Sesac Holdco II LLC (1st Lien) 4.259% due 02/23/24 §	350,000	350,985
SRAM LLC 4.553% due 03/15/24 §	1,721,252	1,729,858
The Men’s Wearhouse Inc Term B 4.528% due 06/18/21 §	674,369	647,956
TI Group Automotive Systems LLC 3.732% due 06/30/22 §	1,034,250	1,041,360
Tropicana Entertainment Inc 4.000% due 11/27/20 §	289,500	292,033
Visteon Corp Term B 3.350% due 04/09/21 §	495,833	498,622
Vivid Seats Ltd Term B 6.750% due 10/07/22 §	575,000	578,594
Yum! Brands Inc Term B (1st Lien) 2.978% due 06/16/23 §	621,875	625,684

		63,700,209

Consumer, Non-Cyclical - 20.9%

ADMI Corp Term B 4.802% due 04/30/22 §	982,500	994,781
AdvancePierre Foods Inc 4.000% due 06/02/23 §	1,571,616	1,591,425
Akorn Inc Term B 5.250% due 04/16/21 §	696,598	705,306
Albany Molecular Research Inc Term B 6.006% due 07/16/21 §	1,186,466	1,198,331
Albertsons LLC Term B4
3.982% due 08/22/21 §	3,529,217	3,550,540
Term B6
4.302% due 06/22/23 §	1,481,480	1,492,128
Alere Inc Term B 4.250% due 06/18/22 §	1,396,315	1,399,378
Alkermes Inc Term B 3.580% due 09/25/21 §	406,892	410,961
Alliance HealthCare Services Inc Term B 4.305% due 06/03/19 §	634,770	633,183
AMAG Pharmaceuticals Inc (1st lien) 4.750% due 08/13/21 §	855,625	857,764
Amneal Pharmaceuticals LLC 4.653% due 11/01/19 §	2,582,077	2,590,146
Arbor Pharmaceuticals Inc Term B 6.147% due 07/05/23 §	1,012,188	1,031,166
Ardent Legacy Acquisitions Inc Term B 6.647% due 08/04/21 §	443,250	444,635
Auris Luxembourg III SARL Term B7 (Luxembourg) 4.147% due 01/17/22 §	612,527	619,227
BioClinica Inc (1st Lien) 5.250% due 10/20/23 §	423,938	428,707
Bright Horizons Family Solutions Inc Term B 3.732% due 11/07/23 §	349,125	353,227
BSN Medical Inc Term B1B 4.000% due 08/28/19 §	667,812	669,482

	Principal Amount	Value
Camelot UK Holding Co Ltd Term B (United Kingdom) 4.750% due 10/03/23 §	$721,375	$724,621
CareCore National LLC Term B 5.500% due 03/05/21 §	1,869,718	1,879,067
Cast & Crew Payroll LLC (1st Lien) 4.650% due 08/12/22 §	249,375	250,934
CHG Healthcare Services Inc Term B 4.750% due 06/07/23 §	1,337,122	1,351,956
Clearwater Seafoods Ltd Partnership Term B (Canada) 4.750% due 06/26/19 §	400,498	401,917
Coinamatic Canada Inc (1st Lien) (Canada) 4.250% due 05/14/22 §	112,669	112,739
Community Health Systems Inc Term H 4.048% due 01/27/21 §	4,452,760	4,394,781
Concentra Inc (1st Lien) 4.061% due 06/01/22 §	429,010	431,959
Convatec Inc Term B 3.482% due 10/31/23 §	375,000	378,750
CPI Holdco LLC (1st Lien) 5.150% due 03/15/24 §	425,000	428,719
Crossmark Holdings Inc (1st Lien) 4.647% due 12/20/19 §	360,867	276,063
Del Monte Foods Inc (1st Lien) 4.312% due 02/18/21 §	1,045,187	869,248
DJO Finance LLC 4.250% due 06/08/20 §	1,723,750	1,674,551
DPx Holdings BV (Netherlands) 4.397% due 03/11/21 §	705,063	707,014
Electro Rent Corp (1st Lien) 6.000% due 01/19/24 §	773,063	782,082
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 4.000% due 09/26/22 §	1,775,019	1,778,100
Envision Healthcare Corp Term B 4.150% due 12/01/23 §	3,815,438	3,858,361
Flavors Holdings Inc (1st Lien) 6.897% due 04/03/20 §	590,625	513,844
Garda World Security Corp (Canada)
4.000% due 11/06/20 §	286,265	287,553
Term B
4.000% due 11/06/20 §	1,610,152	1,617,397
Genoa a QoL Healthcare Co LLC (1st Lien) 4.897% due 10/28/23 §	373,125	375,550
Global Payments Inc Term B 3.482% due 04/22/23 §	296,951	299,549
Greatbatch Ltd Term B 4.500% due 10/27/22 §	1,228,158	1,231,074
Grifols Worldwide Operations USA Inc 3.194% due 01/31/25 §	2,100,000	2,107,692
HLF Financing SARL Term B 6.482% due 02/13/23 §	950,000	948,615
Horizon Pharma Inc Term B 5.269% due 03/15/24 §	2,192,375	2,208,818
IAP Worldwide Services Inc
1.375% due 07/18/18 § +	67,948	67,187
(2nd Lien)
8.000% due 07/18/19 § +	914,243	731,395
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	1,999,080	1,999,258
Indivior Finance SARL Term B (Luxembourg) 7.040% due 12/19/19 §	721,875	727,289
inVentiv Health Inc Term B 4.804% due 11/09/23 § µ	1,771,813	1,780,514
Jaguar Holding Co II Term B 4.328% due 08/18/22 §	4,120,864	4,139,408
JBS USA LLC Term B 3.289% due 10/30/22 §	2,600,000	2,609,480

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
KAR Auction Services Inc Term B2 4.188% due 03/11/21 §	$2,371,352	$2,389,630
KIK Custom Products Inc Term B 5.653% due 08/26/22 §	959,890	970,989
Kindred Healthcare Inc 4.563% due 04/09/21 §	3,112,027	3,115,917
Kinetic Concepts Inc Term B due 02/02/24 µ	1,650,000	1,650,860
KUEHG Corp (1st Lien) 5.397% due 08/12/22 §	1,209,797	1,220,131
Live Nation Entertainment Inc Term B2 3.500% due 10/31/23 §	1,974,203	1,991,157
LSC Communications Inc Term B 7.000% due 09/30/22 §	625,000	634,375
Mallinckrodt International Finance SA Term B (Luxembourg) 3.897% due 09/24/24 §	3,019,250	3,023,024
Medical Depot Holdings Inc (1st Lien) 6.500% due 01/03/23 §	447,188	434,040
MMM Holdings Inc 10.250% due 06/30/19 §	478,763	469,188
Monitronics International Inc Term B2 6.647% due 09/30/22 §	865,524	876,614
MPH Acquisition Holdings LLC Term B 4.897% due 06/07/23 §	2,582,600	2,618,379
MSO of Puerto Rico Inc 10.250% due 12/12/17 §	348,058	341,097
New Millennium HoldCo Inc 7.500% due 12/21/20 §	382,341	198,499
Nord Anglia Education Finance LLC 4.554% due 03/31/21 §	1,898,831	1,919,600
Oak Tea Inc Term B1 3.500% due 07/02/22 §	963,027	969,848
Onex Carestream Finance LP (1st Lien) 5.147% due 06/07/19 §	983,852	951,877
Opal Acquisition Inc Term B 5.088% due 11/27/20 §	1,587,550	1,489,651
Ortho-Clinical Diagnostics Inc Term B 4.750% due 06/30/21 §	2,103,279	2,090,660
Pinnacle Foods Finance LLC Term B 2.811% due 02/02/24 §	498,750	501,645
Prime Security Services Borrower LLC (1st Lien) 4.250% due 05/02/22 §	1,319,256	1,332,920
RadNet Inc 4.280% due 06/30/23 §	877,500	884,630
Rent-A-Center Inc Term B 3.790% due 03/19/21 §	94,917	93,434
Select Medical Corp Term B 4.500% due 03/06/24 §	1,025,000	1,035,891
ServiceMaster Co Term B 3.482% due 11/08/23 §	1,895,250	1,908,864
SGS Cayman LP Term B (Cayman) 6.000% due 04/23/21 §	165,693	160,722
Spectrum Brands Inc 3.399% due 06/23/22 §	1,328,154	1,339,361
Supervalu Inc Term B 5.500% due 03/21/19 §	1,229,932	1,241,292
Sutherland Global Services Inc Term B 6.147% due 04/23/21 §	711,807	690,453
Syniverse Holdings Inc 4.039% due 04/23/19 §	2,107,838	1,949,750
Team Health Inc (1st Lien) 3.750% due 02/06/24 §	1,275,000	1,271,653
The Hertz Corp Term B 3.732% due 06/30/23 §	645,125	647,091
The Nature’s Bounty Co Term B 4.647% due 05/05/23 §	3,250,478	3,269,780
TNS Inc (1st Lien) 5.000% due 02/14/20 §	595,197	600,870

	Principal Amount	Value
Valeant Pharmaceuticals International Inc Series F1 Term B (Canada) 5.570% due 04/01/22 §	$3,919,418	$3,934,661
WASH Multifamily Laundry Systems LLC (1st Lien) 4.250% due 05/14/22 §	652,479	652,887
Weight Watchers International Inc Term B2 4.204% due 04/02/20 §	2,483,152	2,325,072

		112,112,384

Diversified - 0.2%

Stena International SARL Term B (Luxembourg) 4.150% due 03/03/21 §	1,236,750	1,150,951

Energy - 3.0%

CITGO Holding Inc Term B 9.647% due 05/12/18 §	645,179	654,991
Citgo Petroleum Corp Term B 4.647% due 07/29/21 §	1,989,796	2,007,207
Crestwood Holdings LLC Term B1 9.042% due 06/19/19 §	450,275	449,994
Energy Transfer Equity LP Term B 3.539% due 02/02/24 §	302,059	301,735
Fieldwood Energy LLC (1st Lien)
3.875% due 10/01/18 §	2,744,795	2,652,158
8.000% due 08/31/20 §	175,000	165,521
8.375% due 09/30/20 §	231,288	201,220
(2nd Lien)
8.375% due 09/30/20 §	318,712	232,660
Granite Acquisition Inc Term B
5.147% due 12/19/21 §	2,059,866	2,081,323
Term C
5.147% due 12/19/21 §	92,720	93,686
MEG Energy Corp Term B (Canada) 4.540% due 12/31/23 §	2,423,439	2,427,983
Murray Energy Corp Term B2 8.397% due 04/16/20 §	1,535,200	1,490,423
Paragon Offshore Finance Co Term B (Cayman) 5.750% due 07/18/21 § Y	715,938	281,453
Seadrill Partners Finco LLC Term B 4.147% due 02/21/21 §	1,936,936	1,321,959
Sheridan Production Partners I LLC Term B2
4.600% due 10/01/19 §	1,246,719	1,086,204
Term B2 I-A
4.600% due 10/01/19 §	165,201	143,931
Term B2 I-M
4.600% due 10/01/19 §	100,905	87,914
Sonneborn LLC 4.750% due 12/10/20 §	293,888	295,235
Sonneborn Refined Products BV (Netherlands) 4.750% due 12/10/20 §	51,863	52,100

		16,027,697

Financial - 11.2%

AerCap Holdings NV (Netherlands) 3.397% due 10/06/23 §	2,000,000	2,021,042
AlixPartners LLP Term B due 04/29/24 µ	1,200,000	1,197,000
Alliant Holdings I Inc Term B 4.387% due 08/12/22 §	322,556	325,210
Americold Realty Operating Partnership LP REIT Term B 4.750% due 12/01/22 §	265,841	270,271

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
AmWINS Group Inc Term B 4.323% due 01/25/24 §	$1,346,625	$1,351,815
Aretec Group Inc
8.000% due 11/23/20 §	1,072,922	1,083,652
(2nd Lien)
3.250% due 05/23/21 §	2,841,796	2,706,810
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	517,898	519,409
AssuredPartners Inc Term B 5.250% due 10/21/22 § µ	1,139,961	1,150,470
Asurion LLC
(2nd Lien)
8.500% due 03/03/21 §	1,425,000	1,441,922
Term B4
4.232% due 08/04/22 §	2,951,230	2,971,212
Term B5
4.750% due 11/03/23 §	1,127,043	1,138,313
Bronco Midstream Funding LLC Term B 5.057% due 08/15/20 §	1,070,730	1,076,084
Citco Funding LLC 4.250% due 06/29/18 §	2,481,119	2,490,423
Corporate Capital Trust Inc Term B 4.438% due 05/20/19 §	824,500	827,056
Cunningham Lindsey US Inc (1st Lien) 5.028% due 12/10/19 §	891,477	797,872
DTZ US Borrower LLC (1st Lien) 4.304% due 11/04/21 §	2,680,048	2,700,148
ESH Hospitality Inc REIT Term B 3.482% due 08/30/23 §	2,810,893	2,827,457
Flying Fortress Inc 3.397% due 04/30/20 §	2,513,333	2,536,634
Freedom Mortgage Corp (1st Lien) 6.862% due 02/26/22 §	325,000	330,281
Guggenheim Partners LLC 3.727% due 07/21/23 § µ	2,491,497	2,511,222
Harbourvest Partners LLC 3.381% due 02/04/21 §	1,460,359	1,467,661
Henry Co LLC Term B 5.500% due 10/05/23 §	174,563	177,072
Hub International Ltd Term B 4.035% due 10/02/20 §	299,356	300,970
IG Investment Holdings LLC Term B 6.147% due 10/29/21 §	2,349,683	2,372,200
Lightstone Generation LLC Term B
5.539% due 01/30/24 §	887,921	894,803
Term C
5.539% due 01/30/24 §	84,783	85,440
LPL Holdings Inc Term B due 03/10/24 µ	850,000	855,136
MCS AMS Sub-Holdings LLC Term B 7.500% due 10/15/19 §	368,125	358,002
MIP Delaware LLC Term B1 4.147% due 03/09/20 §	243,351	244,416
NFP Corp Term B 4.647% due 01/08/24 §	274,313	277,433
NXT Capital Inc 5.500% due 11/22/22 § µ	1,621,563	1,637,778
Ocwen Financial Corp Term B 6.000% due 12/05/20 §	246,875	250,012
PGX Holdings Inc (1st Lien) 6.250% due 09/29/20 §	426,991	428,726
Quality Care Properties Inc REIT (1st Lien) 6.250% due 10/31/22 §	1,496,250	1,529,449
RE/MAX International Inc Term B 3.897% due 12/15/23 §	1,765,679	1,773,404
RHP Hotel Properties LP REIT Term B 3.740% due 01/15/21 §	559,188	565,013
Salient Partners LP 9.522% due 05/19/21 §	637,875	612,360

	Principal Amount	Value
Sheridan Investment Partners II LP Term A
4.560% due 12/16/20 §	$76,277	$63,596
Term B
4.560% due 12/16/20 §	548,337	457,176
Term M
4.560% due 12/16/20 §	28,447	23,718
TKC Holdings Inc 4.750% due 02/01/23 §	625,000	631,347
Toys ‘R’ Us Property Co I LLC Term B 6.000% due 08/21/19 §	2,100,000	2,026,500
UFC Holdings LLC (1st Lien) 4.250% due 08/18/23 §	1,268,625	1,277,574
USI Inc Term B 4.250% due 12/27/19 §	2,139,014	2,144,807
VF Holding Corp 4.250% due 06/30/23 §	1,442,750	1,452,540
Virtus Investment Partners Inc due 02/28/24 µ	325,000	329,875
Walker & Dunlop Inc Term B 5.250% due 12/11/20 §	2,968,544	2,998,230
Walter Investment Management Corp 4.750% due 12/18/20 §	2,658,674	2,299,277

		59,808,818

Industrial - 13.3%

Advanced Disposal Services Inc Term B3 3.698% due 11/10/23 §	1,304,021	1,315,105
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	1,451,173	1,090,194
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	2,716,475	2,699,497
Avolon SARL (Luxembourg) Term B1
3.228% due 09/20/20 §	175,000	177,141
Term B2
3.728% due 03/20/22 §	2,550,000	2,588,604
BE Aerospace Inc Term B 4.033% due 12/16/21 §	797,455	800,814
Berry Plastics Group Inc Term I 3.501% due 10/01/22 §	791,503	798,491
BWAY Holding Co Inc Term B due 04/03/24 µ	600,000	599,625
Coinstar LLC (1st Lien) 5.250% due 09/27/23 §	273,625	276,575
CPG International Inc 4.897% due 09/30/20 §	1,456,112	1,467,033
CPM Holdings Inc Term B 5.250% due 04/11/22 §	221,595	225,127
Dayco Products LLC Term B 5.304% due 12/12/19 §	1,284,967	1,297,816
Delachaux SA Term B2 (France) 4.647% due 10/28/21 §	344,551	343,259
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	1,730,744	1,752,378
Dynacast International LLC Term B 4.500% due 01/28/22 § µ	888,604	883,028
Electrical Components International Inc Term B 5.897% due 05/28/21 §	515,193	519,379
EnergySolutions LLC 6.750% due 05/29/20 §	596,250	604,448
EWT Holdings III Corp (1st Lien)
4.897% due 01/15/21 §	637,767	642,550
5.647% due 01/15/21 §	495,000	499,331
Excelitas Technologies Corp (1st Lien) 6.150% due 10/31/20 §	644,467	644,668
Filtration Group Corp (1st Lien) 4.304% due 11/21/20 §	587,679	593,556

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Flex Acquisition Co Inc (1st Lien) 4.250% due 12/29/23 §	$2,050,000	$2,067,298
Gardner Denver Inc 4.559% due 07/30/20 §	2,395,032	2,393,161
Gates Global LLC Term B 4.397% due 07/06/21 §	3,180,335	3,190,273
Gemini HDPE LLC Term B 4.039% due 08/07/21 §	365,634	369,976
Generac Power Systems Inc Term B 3.748% due 05/31/23 §	1,083,833	1,097,212
GFL Environmental Inc Term B (Canada) 3.897% due 09/29/23 §	1,492,500	1,499,030
Global Brass & Copper Inc Term B 5.250% due 07/18/23 §	522,375	529,884
Husky Injection Molding Systems Ltd Term B (Canada) due 06/30/21 µ	1,700,000	1,711,582
Kenan Advantage Group Inc
4.000% due 07/31/22 §	325,281	325,850
Term B
4.000% due 07/31/22 §	98,919	99,092
Manitowoc Foodservice Inc Term B 4.000% due 03/03/23 §	761,538	770,106
Milacron LLC Term B 3.982% due 09/28/23 §	1,745,625	1,756,535
Neenah Foundry Co 7.750% due 04/26/19 §	366,996	365,161
Paladin Brands Holding Inc Term B 7.250% due 08/16/19 §	1,137,763	1,086,564
Pelican Products Inc 5.397% due 04/10/20 §	449,385	449,806
PODS LLC Term B2 4.250% due 02/02/22 §	224,426	226,015
Quikrete Holdings Inc (1st Lien) 4.232% due 11/15/23 §	1,645,875	1,665,077
Rexnord LLC Term B 3.837% due 08/21/23 §	3,455,638	3,472,678
Reynolds Group Holdings Inc 3.982% due 02/05/23 § µ	6,058,400	6,090,589
SIG Combibloc US Acquisition Inc 4.000% due 03/13/22 §	1,807,714	1,820,267
Silver II US Holdings LLC 4.147% due 12/13/19 §	2,012,109	1,902,449
Southwire Co 3.381% due 02/10/21 §	313,364	316,171
STS Operating Inc 4.772% due 02/12/21 §	238,285	235,754
Summit Materials Cos I LLC Term B 3.851% due 07/17/22 §	1,313,662	1,328,031
Tecomet Inc (1st Lien) 5.750% due 12/05/21 §	1,327,605	1,327,605
TransDigm Inc Term C
4.117% due 02/28/20 §	1,833,161	1,835,223
Term D
4.136% due 06/04/21 §	1,580,313	1,579,160
Term F
3.982% due 06/09/23 §	2,346,857	2,338,791
Trinseo Materials Operating SCA Term B (Luxembourg) 4.250% due 11/05/21 §	1,719,375	1,739,256
Wesco Aircraft Hardware Corp Term A 3.990% due 10/04/21 §	999,375	995,211
WireCo WorldGroup Inc (1st Lien) 6.500% due 09/30/23 §	373,125	377,167
Zebra Technologies Corp Term B 3.600% due 10/27/21 §	884,698	893,269
Zekelman Industries Inc Term B 4.906% due 06/14/21 §	5,276,985	5,356,140

		71,029,002

	Principal Amount	Value
Technology - 8.7%

Aptean Inc (1st Lien) 6.147% due 12/20/22 §	$500,000	$506,719
Ascend Learning LLC Term B 5.505% due 07/31/19 §	992,910	999,116
Avast Software BV Term B (Netherlands) 4.250% due 09/30/23 §	1,209,688	1,221,784
CCC Information Services Inc 4.000% due 12/20/19 §	1,471,338	1,475,016
Change Healthcare Holdings Inc Term B 3.750% due 03/01/24 § µ	4,875,000	4,889,220
Cypress Semiconductor Corp Term B 4.580% due 07/05/21 §	658,125	665,324
Donnelley Financial Solutions Inc Term B 5.000% due 09/30/23 §	278,571	281,413
Entegris Inc Term B 3.031% due 04/30/21 § µ	181,609	182,971
First Data Corp 3.984% due 07/10/22 §	1,959,202	1,977,297
Hyland Software Inc 4.232% due 07/01/22 §	2,711,272	2,739,063
Infor US Inc Term B6 3.897% due 02/01/22 § µ	3,432,485	3,435,245
Informatica Corp 4.647% due 08/05/22 §	1,945,353	1,938,406
Information Resources Inc (1st Lien) 5.250% due 01/18/24 §	525,000	532,301
Kronos Inc (1st Lien) 5.034% due 11/01/23 §	3,658,625	3,683,778
Lattice Semiconductor Corp 5.260% due 03/10/21 §	426,138	426,138
Lumileds Holding BV Term B (Netherlands) due 02/27/24 µ	675,000	683,438
M/A-COM Technology Solutions Holdings Inc 3.858% due 05/07/21 §	661,399	672,560
MA FinanceCo LLC Term B
4.789% due 11/19/21 §	2,154,637	2,174,451
Term C
4.789% due 11/20/19 §	783,750	790,328
Magic Newco LLC (1st Lien) 5.000% due 12/12/18 §	1,696,164	1,705,352
MTS Systems Corp Term B 5.080% due 07/05/23 §	820,875	829,576
Press Ganey Holdings Inc (1st Lien) 4.250% due 10/21/23 §	472,625	474,545
Quintiles IMS Inc Term B 3.051% due 03/01/24 §	2,388,891	2,407,704
Renaissance Learning Inc (1st Lien) 4.897% due 04/09/21 §	2,497,750	2,508,288
Rocket Software Inc (1st Lien) 5.397% due 10/14/23 §	721,375	729,941
SkillSoft Corp (1st Lien) 5.750% due 04/28/21 §	2,783,649	2,566,177
SS&C Technologies Inc Term B1
3.232% due 07/08/22 §	1,489,238	1,500,008
Term B2
3.232% due 07/08/22 §	127,307	128,227
Synchronoss Technologies Inc 4.082% due 01/19/24 §	475,000	474,169
Syncsort Inc (1st Lien) 6.397% due 12/09/22 §	448,875	450,138
Veritas US Inc Term B1 6.772% due 01/27/23 §	1,337,741	1,331,749
Wall Street Systems Delaware Inc Term B 4.500% due 08/26/23 §	573,563	576,251
Western Digital Corp Term B 3.732% due 04/29/23 §	1,945,325	1,961,434

		46,918,127

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Utilities - 2.0%

Calpine Construction Finance Co LP Term B2 3.480% due 01/31/22 §	$459,531	$459,243
Calpine Corp
(1st Lien)
2.740% due 11/30/17 §	381,818	382,654
Term B5
3.900% due 01/15/24 §	2,751,000	2,766,045
Term B8
2.600% due 12/26/19 §	300,000	300,536
Energy Future Intermediate Holding Co LLC 4.304% due 06/30/17 §	1,500,000	1,501,250
Helix Gen Funding LLC due 02/23/24 µ	600,000	609,188
Invenergy Thermal Operating I LLC Term B 6.647% due 10/19/22 §	410,900	398,573
Lonestar Generation LLC Term B 5.304% due 02/22/21 §	1,697,655	1,621,261
Longview Power LLC Term B 7.000% due 04/13/21 §	1,203,563	1,017,010
Southcross Holdings Borrower LP Term B 4.500% due 04/13/23 §	48,169	43,352
The Dayton Power & Light Co Term B 4.240% due 08/24/22 §	349,125	351,522
TPF II Power LLC Term B 5.000% due 10/02/23 §	1,072,090	1,081,359

		10,531,993

Total Senior Loan Notes (Cost $480,741,568)		475,681,700

	Principal Amount	Value
SHORT-TERM INVESTMENT - 7.7%

Repurchase Agreement - 7.7%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $41,094,492; collateralized by U.S. Treasury Notes: 1.375% due 01/31/21 and value $41,918,068)	$41,094,183	$41,094,183

Total Short-Term Investment (Cost $41,094,183)		41,094,183

TOTAL INVESTMENTS - 102.3% (Cost $551,214,342)		548,205,722

OTHER ASSETS & LIABILITIES, NET - (2.3%)		(12,576,135)

NET ASSETS - 100.0%		$535,629,587

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $2,656,924 or 0.5% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Investments with a total aggregate value of $2,563,299 or 0.5% of the Fund’s net assets were in default as of March 31, 2017.

(c)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments of $2,659,067 or 0.5% of the net assets as of March 31, 2017, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Go Daddy Operating Co LLC	$1,906,705	$1,915,712	$9,007
IAP Worldwide Services Inc +	611,535	604,686	(6,849)
MH Sub I LLC	140,827	142,390	1,563

	$2,659,067	$2,662,788	$3,721

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$7,584	$-	$7,584	$-
	Common Stocks
	Basic Materials	12,037	12,037	-	-
	Consumer, Non-Cyclical	1,209,160	-	-	1,209,160
	Energy	377,393	3,718	-	373,675
	Financial	525,109	-	-	525,109
	Utilities	22,750	22,750	-	-

	Total Common Stocks	2,146,449	38,505	-	2,107,944

	Corporate Bonds & Notes	29,275,806	-	29,275,806	-
	Senior Loan Notes	475,681,700	-	471,874,126	3,807,574
	Short-Term Investment	41,094,183	-	41,094,183	-
	Unfunded Loan Commitments (1)	2,662,788	-	2,058,102	604,686

	Total	$550,868,510	$38,505	$544,309,801	$6,520,204

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the three-month period ended March 31, 2017:

	Common Stocks	Corporate Bonds & Notes	Senior Loan Notes and Unfunded Loan Commitments	Total
Value, Beginning of Period	$1,635,457	$-	$7,659,962	$9,295,419
Purchases	226,470	-	49,728	276,198
Sales (Includes Paydowns)	-	-	(441,001)	(441,001)
Accrued Discounts (Premiums)	-	-	49,650	49,650
Net Realized Gains (Losses)	-	(100)	(736,288)	(736,388)
Change in Net Unrealized Appreciation (Depreciation)	187,722	100	875,580	1,063,402
Transfers In	58,295	-	2,159,698	2,217,993
Transfers Out	-	-	(5,205,069)	(5,205,069)

Value, End of Period	$2,107,944	$-	$4,412,260	$6,520,204

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$187,722	$-	$37,869	$225,591

(1)	See note (c) in Notes to Schedule of Investments.

Additional information about Level 3 fair value measurements as of March 31, 2017 was as follows:

	Value at 03/31/17	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Common Stocks	$1,150,865	Discounted Cash Flow	Projected revenue growth	1.0%	NA
			Projected EBITDA Multiple	6.5x	NA
			Discount for lack of marketability	40.0%	NA
			Discount rate	7.9%	NA
			Projected EBITDA growth	4.6%	NA
Senior Loan Notes and Unfunded Loan Commitment	1,506,058	Discounted Cash Flow	Discount for lack of marketability	20.0%	NA
			Projected revenue growth	1.0%	NA
			Projected EBITDA growth	4.6%	NA
			Discount rate	7.9%	NA
			EBITDA Multiple	6.5x	NA
		Liquidation-Sales Analysis	Estimated amount of liquidation proceeds	54.2	NA
			Estimated recovery percentage	72.9%	NA
		Demand Yield Model	Spread to LIBOR	0.9%	NA

A significant increase in the discount for lack of marketability, probability of default, or spread to LIBOR and discount rate could result in a decrease to the fair value measurement. A significant increase in estimated liquidation value, projected revenue growth, projected EBITDA growth/margin, or EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan underlying such senior loan note relative to yields on other senior loan notes issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

All other significant unobservable inputs with a total aggregate value of $957,079 in common stocks and $2,906,202 in senior loan notes were provided by a single broker quote.

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$7,584	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
58,295	1	3	Unadjusted Exchange-Traded Price	Vendor Price (Observable inputs)
2,159,698	2	3	Vendor Price (Observable inputs)	Unobservable Single Broker Quote
5,205,069	3	2	Methodology Approved by the Trustee Valuation Committee (unobservable inputs)	Vendor Price (Observable inputs)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.6%

Consumer, Cyclical - 1.6%

CalAtlantic Group Inc	28,512	$1,067,775
Cedar Fair LP	45,330	3,073,827
Las Vegas Sands Corp	23,700	1,352,559
Lennar Corp ‘A’	14,440	739,184
Modular Space Corp*	391,484	5,187,163
Six Flags Entertainment Corp	44,476	2,645,877

		14,066,385

Energy - 0.1%

Sunoco LP	50,630	1,223,727

Financial - 0.5%

Bank of America Corp	82,670	1,950,185
The PNC Financial Services Group Inc	7,500	901,800
Wells Fargo & Co	23,850	1,327,491

		4,179,476

Industrial - 0.3%

Allegion PLC	27,340	2,069,638
Xylem Inc	18,926	950,464

		3,020,102

Utilities - 0.1%

NRG Energy Inc	20,410	381,667

Total Common Stocks (Cost $22,313,011)		22,871,357

CLOSED-END MUTUAL FUNDS - 1.2%

First Trust Senior Floating Rate Income Fund II	117,483	1,624,790
Invesco Senior Income Trust	1,043,103	4,829,567
Voya Prime Rate Trust	714,112	3,863,346

Total Closed-End Mutual Funds (Cost $10,728,733)		10,317,703

	Principal Amount

CORPORATE BONDS & NOTES - 88.5%

Basic Materials - 3.7%

ArcelorMittal (Luxembourg) 7.750% due 10/15/39	$4,900,000	5,586,000
Blue Cube Spinco Inc 9.750% due 10/15/23	3,600,000	4,329,000
Constellium NV (Netherlands)
6.625% due 03/01/25 ~	3,250,000	3,144,375
8.000% due 01/15/23 ~	3,500,000	3,605,000
Freeport-McMoRan Inc
3.550% due 03/01/22	6,400,000	5,968,000
6.875% due 02/15/23 ~	3,175,000	3,294,063
Hexion Inc
6.625% due 04/15/20	850,000	784,125
10.375% due 02/01/22 ~	350,000	350,000
Kraton Polymers LLC 7.000% due 04/15/25 ~	725,000	737,688
Teck Resources Ltd (Canada) 3.750% due 02/01/23	1,475,000	1,438,125
Tronox Finance LLC 6.375% due 08/15/20	3,350,000	3,379,312

		32,615,688

	Principal Amount	Value
Communications - 14.5%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	$2,475,000	$2,635,875
Altice US Finance I Corp 5.500% due 05/15/26 ~	3,350,000	3,450,500
CCO Holdings LLC
5.375% due 05/01/25 ~	3,575,000	3,677,781
5.500% due 05/01/26 ~	900,000	933,750
5.750% due 09/01/23	3,050,000	3,179,625
5.875% due 04/01/24 ~	4,450,000	4,705,875
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	2,600,000	2,652,000
6.375% due 09/15/20 ~	2,813,000	2,900,906
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	2,468,000	2,574,420
7.625% due 03/15/20	2,625,000	2,657,813
CommScope Technologies LLC
5.000% due 03/15/27 ~	350,000	350,333
6.000% due 06/15/25 ~	3,050,000	3,210,125
CSC Holdings LLC
6.625% due 10/15/25 ~	4,100,000	4,469,000
10.875% due 10/15/25 ~	2,600,000	3,133,000
DISH DBS Corp
5.125% due 05/01/20	2,850,000	2,978,250
5.875% due 11/15/24	875,000	922,031
Frontier Communications Corp
8.875% due 09/15/20	1,675,000	1,773,406
10.500% due 09/15/22	2,250,000	2,289,375
iHeartCommunications Inc
11.250% due 03/01/21 ~	1,950,000	1,540,500
11.250% due 03/01/21	3,000,000	2,377,500
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 10/15/20	3,850,000	3,527,563
8.000% due 02/15/24 ~	1,700,000	1,806,250
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	839,000	507,595
Lamar Media Corp 5.750% due 02/01/26	4,025,000	4,321,844
Level 3 Communications Inc 5.750% due 12/01/22	2,500,000	2,593,750
Level 3 Financing Inc 5.250% due 03/15/26	4,425,000	4,463,719
Outfront Media Capital LLC
5.250% due 02/15/22	2,375,000	2,467,031
5.875% due 03/15/25	5,774,000	6,069,917
SFR Group SA (France) 7.375% due 05/01/26 ~	4,075,000	4,212,531
Sprint Corp
7.250% due 09/15/21	12,200,000	13,202,718
7.625% due 02/15/25	7,450,000	8,157,750
T-Mobile USA Inc
5.125% due 04/15/25	1,900,000	1,971,250
6.000% due 04/15/24	900,000	961,875
6.250% due 04/01/21	1,400,000	1,443,750
6.375% due 03/01/25	900,000	972,000
6.500% due 01/15/26	1,000,000	1,097,500
6.625% due 04/01/23	7,000,000	7,487,760
6.633% due 04/28/21	4,000,000	4,144,000
6.836% due 04/28/23	250,000	268,125
Townsquare Media Inc 6.500% due 04/01/23 ~	1,400,000	1,403,500
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	5,050,000	5,138,375

		128,630,868

Consumer, Cyclical - 17.3%

99 Cents Only Stores LLC 11.000% due 12/15/19	3,326,000	2,178,530
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	2,039,238	2,102,964

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
American Airlines Pass-Through Trust ‘B’
5.250% due 07/15/25	$4,716,364	$4,875,541
5.625% due 01/15/21 ~	1,452,544	1,508,830
American Axle & Manufacturing Inc
6.250% due 04/01/25 ~	2,175,000	2,183,156
6.500% due 04/01/27 ~	1,400,000	1,399,118
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	3,150,000	3,283,875
Beazer Homes USA Inc
5.750% due 06/15/19	2,540,000	2,667,000
6.750% due 03/15/25 ~	725,000	730,438
7.250% due 02/01/23	4,940,000	5,125,250
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20 Y	1,450,747	1,691,933
11.250% due 06/01/17 Y	2,459,834	2,798,061
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	5,775,000	6,042,094
11.000% due 10/01/21	2,225,000	2,430,813
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	2,000,000	2,155,000
CalAtlantic Group Inc
5.375% due 10/01/22	6,770,000	7,100,037
6.250% due 12/15/21	4,000,000	4,385,000
Carrols Restaurant Group Inc 8.000% due 05/01/22	4,075,000	4,370,438
CCM Merger Inc 6.000% due 03/15/22 ~	625,000	639,063
CEC Entertainment Inc 8.000% due 02/15/22	8,450,000	8,840,812
Cedar Fair LP 5.375% due 06/01/24	7,675,000	7,905,250
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	4,650,000	5,080,125
Dollar Tree Inc 5.750% due 03/01/23	3,750,000	4,012,500
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	3,575,000	3,628,625
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24 ~	4,100,000	4,325,500
IHO Verwaltungs GmbH (Germany)
4.125% Cash or 4.875% PIK due 09/15/21 ~	800,000	806,000
4.500% Cash or 5.250% PIK due 09/15/23 ~	800,000	793,000
4.750% Cash or 5.500% PIK due 09/15/26 ~	2,100,000	2,052,750
Jack Ohio Finance LLC
6.750% due 11/15/21 ~	3,875,000	4,020,313
10.250% due 11/15/22 ~	2,325,000	2,498,654
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,450,000	4,644,687
Landry’s Inc 6.750% due 10/15/24 ~	3,550,000	3,692,000
Lennar Corp
4.750% due 05/30/25	3,650,000	3,677,375
4.875% due 12/15/23	1,800,000	1,849,500
Norwegian Air Shuttle Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	1,400,000	1,501,500
NPC International Inc 10.500% due 01/15/20	5,550,000	5,728,987
Party City Holdings Inc 6.125% due 08/15/23 ~	5,000,000	5,087,500
PetSmart Inc 7.125% due 03/15/23 ~	5,455,000	5,195,887

	Principal Amount	Value
Scientific Games International Inc
7.000% due 01/01/22 ~	$2,395,000	$2,565,644
10.000% due 12/01/22	1,700,000	1,819,000
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	4,500,000	4,452,188
The Men’s Wearhouse Inc 7.000% due 07/01/22	3,650,000	3,257,625
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	1,629,490	1,668,191
4.750% due 10/11/23	1,269,765	1,296,748
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	4,110,869	4,295,858
Virgin Australia Pass-Through Trust (Australia) 6.000% due 04/23/22 ~	446,356	455,283

		152,818,643

Consumer, Non-Cyclical - 13.8%

Ahern Rentals Inc 7.375% due 05/15/23 ~	4,850,000	4,195,250
Albertsons Cos LLC
5.750% due 03/15/25 ~	750,000	729,375
6.625% due 06/15/24 ~	1,450,000	1,486,250
CHS/Community Health Systems Inc
6.250% due 03/31/23	350,000	358,313
6.875% due 02/01/22	6,800,000	5,848,000
8.000% due 11/15/19	925,000	909,969
DPx Holdings BV 7.500% due 02/01/22 ~	5,280,000	5,577,000
HCA Inc
5.250% due 04/15/25	15,950,000	16,986,750
5.250% due 06/15/26	2,450,000	2,572,745
Herc Rentals Inc 7.500% due 06/01/22 ~	3,150,000	3,362,625
IHS Markit Ltd 5.000% due 11/01/22 ~	5,350,000	5,630,875
inVentiv Group Holdings Inc 7.500% due 10/01/24 ~	375,000	387,656
Jaguar Holding Co II 6.375% due 08/01/23 ~	4,325,000	4,530,437
JBS Investments GmbH (Brazil)
7.250% due 04/03/24 ~	2,500,000	2,600,000
7.750% due 10/28/20 ~	5,300,000	5,578,250
JBS USA LUX SA (Brazil) 7.250% due 06/01/21 ~	1,050,000	1,084,125
Live Nation Entertainment Inc
4.875% due 11/01/24 ~	750,000	751,875
5.375% due 06/15/22 ~	6,600,000	6,897,000
MEDNAX Inc 5.250% due 12/01/23 ~	4,775,000	4,882,437
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	1,950,000	2,142,563
Team Health Holdings Inc 6.375% due 02/01/25 ~	3,700,000	3,635,250
Tenet Healthcare Corp
5.000% due 03/01/19	675,000	679,408
6.750% due 02/01/20	2,750,000	2,798,125
6.750% due 06/15/23	3,500,000	3,447,500
7.500% due 01/01/22 ~	400,000	433,000
8.000% due 08/01/20	2,050,000	2,075,625
The ADT Corp 6.250% due 10/15/21	5,625,000	6,141,937
TMS International Corp 7.625% due 10/15/21 ~	5,775,000	5,847,187
United Rentals North America Inc 5.500% due 05/15/27	3,475,000	3,518,438
Universal Health Services Inc
4.750% due 08/01/22 ~	1,500,000	1,548,750
5.000% due 06/01/26 ~	1,500,000	1,548,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	$9,350,000	$8,508,500
Valeant Pharmaceuticals International Inc
6.500% due 03/15/22 ~	1,525,000	1,572,656
7.000% due 03/15/24 ~	1,825,000	1,877,469
7.500% due 07/15/21 ~	2,500,000	2,200,000

		122,344,090

Energy - 12.2%

Callon Petroleum Co 6.125% due 10/01/24 ~	3,700,000	3,866,500
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25 ~	1,475,000	1,543,219
7.000% due 06/30/24 ~	1,100,000	1,216,875
Chesapeake Energy Corp
6.125% due 02/15/21	1,900,000	1,852,500
8.000% due 12/15/22 ~	2,260,000	2,375,825
Continental Resources Inc 3.800% due 06/01/24	2,500,000	2,343,750
Energy Transfer Equity LP 5.875% due 01/15/24	3,650,000	3,896,375
Ensco PLC
5.750% due 10/01/44	1,450,000	1,094,750
8.000% due 01/31/24	1,787,000	1,818,273
EP Energy LLC
6.375% due 06/15/23	3,500,000	2,703,750
7.750% due 09/01/22	2,025,000	1,706,063
8.000% due 11/29/24 ~	350,000	369,250
8.000% due 02/15/25 ~	2,500,000	2,337,500
Halcon Resources Corp
6.750% due 02/15/25 ~	1,450,000	1,431,150
12.000% due 02/15/22 ~	2,920,000	3,423,700
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	2,900,000	2,602,750
6.500% due 01/15/25 ~	700,000	702,625
Noble Holding International Ltd (United Kingdom) 7.750% due 01/15/24	1,900,000	1,833,500
Parsley Energy LLC 5.375% due 01/15/25 ~	3,750,000	3,815,625
PDC Energy Inc 6.125% due 09/15/24 ~	1,850,000	1,905,500
Precision Drilling Corp (Canada)
6.625% due 11/15/20	1,076,238	1,087,000
7.750% due 12/15/23 ~	1,800,000	1,903,500
QEP Resources Inc
5.375% due 10/01/22	2,600,000	2,574,000
6.875% due 03/01/21	2,400,000	2,562,000
Range Resources Corp 5.875% due 07/01/22 ~	1,825,000	1,888,875
Rice Energy Inc 7.250% due 05/01/23	2,725,000	2,915,750
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	7,775,000	8,441,691
Sanchez Energy Corp 7.750% due 06/15/21	3,225,000	3,200,812
SemGroup Corp
5.625% due 11/15/23	4,650,000	4,580,250
6.375% due 03/15/25 ~	1,375,000	1,357,813
SESI LLC 7.125% due 12/15/21	2,750,000	2,798,125
Summit Midstream Holdings LLC
5.500% due 08/15/22	3,100,000	3,115,500
5.750% due 04/15/25	725,000	725,000
Sunoco LP
5.500% due 08/01/20	3,700,000	3,741,625
6.250% due 04/15/21	1,500,000	1,537,500
Targa Resources Partners LP
5.125% due 02/01/25 ~	1,850,000	1,912,437
5.375% due 02/01/27 ~	750,000	780,000
6.750% due 03/15/24	1,950,000	2,125,500

	Principal Amount	Value
Tesoro Logistics LP 5.250% due 01/15/25	$3,675,000	$3,849,562
Transocean Inc
6.500% due 11/15/20	1,450,000	1,471,750
7.500% due 04/15/31	1,935,000	1,751,175
Weatherford International Ltd 8.250% due 06/15/23	2,650,000	2,888,500
Whiting Petroleum Corp 6.250% due 04/01/23	3,775,000	3,775,000
WPX Energy Inc 6.000% due 01/15/22	3,700,000	3,792,500

		107,615,345

Financial - 6.9%

AAF Holdings LLC 12.000% Cash or 12.750% PIK due 07/01/19 ~	2,497,372	2,609,754
AerCap Ireland Capital DAC (Netherlands)
4.250% due 07/01/20	1,500,000	1,564,210
5.000% due 10/01/21	2,350,000	2,517,797
Ally Financial Inc
4.250% due 04/15/21	2,650,000	2,709,625
5.750% due 11/20/25	8,525,000	8,759,437
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	4,700,000	4,770,500
CyrusOne LP REIT
5.000% due 03/15/24 ~	1,450,000	1,493,500
5.375% due 03/15/27 ~	725,000	734,063
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	5,100,000	5,154,162
Intelsat Connect Finance SA (Luxembourg) 12.500% due 04/01/22 ~	1,133,000	1,016,868
International Lease Finance Corp
4.625% due 04/15/21	4,575,000	4,832,307
5.875% due 08/15/22	1,000,000	1,114,913
6.250% due 05/15/19	1,550,000	1,670,804
Iron Mountain Inc REIT 4.375% due 06/01/21 ~	2,600,000	2,678,000
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	2,600,000	2,606,500
Jefferies Finance LLC
7.375% due 04/01/20 ~	4,950,000	5,024,250
7.500% due 04/15/21 ~	5,500,000	5,568,750
MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	1,550,000	1,643,000
Springleaf Finance Corp 8.250% due 12/15/20	1,325,000	1,450,875
Starwood Property Trust Inc REIT 5.000% due 12/15/21 ~	1,450,000	1,508,000
The Howard Hughes Corp 5.375% due 03/15/25 ~	1,775,000	1,761,687

		61,189,002

Industrial - 13.0%

Allegion PLC 5.875% due 09/15/23	500,000	536,250
Allegion US Holding Co Inc 5.750% due 10/01/21	3,200,000	3,348,000
Apex Tool Group LLC 7.000% due 02/01/21 ~	2,660,000	2,420,600
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23 ~	2,700,000	2,787,750
Ardagh Packaging Finance PLC (Ireland)
6.000% due 06/30/21 ~	500,000	516,875
6.000% due 02/15/25 ~	3,050,000	3,091,938
7.250% due 05/15/24 ~	1,400,000	1,503,250
Berry Plastics Corp
5.125% due 07/15/23	7,000,000	7,201,250
6.000% due 10/15/22	1,225,000	1,300,031

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
BWAY Holding Co
5.500% due 04/15/24 # ~	$4,000,000	$4,040,000
9.125% due 08/15/21 ~	6,300,000	6,898,185
Cloud Crane LLC 10.125% due 08/01/24 ~	3,700,000	3,959,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	7,000,000	6,930,000
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,473,000
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	3,700,000	3,783,250
Louisiana-Pacific Corp 4.875% due 09/15/24	4,075,000	4,105,562
Masco Corp 7.750% due 08/01/29	4,925,000	6,345,079
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	1,375,000	1,460,938
Novelis Corp 5.875% due 09/30/26 ~	5,650,000	5,777,125
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	5,000,000	5,300,000
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	2,100,000	2,191,875
5.500% due 02/15/24 ~	1,500,000	1,563,750
Reynolds Group Issuer Inc (New Zealand)
5.125% due 07/15/23 ~	5,025,000	5,169,469
7.000% due 07/15/24 ~	200,000	214,500
Sealed Air Corp
4.875% due 12/01/22 ~	1,750,000	1,829,835
5.125% due 12/01/24 ~	875,000	913,281
5.500% due 09/15/25 ~	5,600,000	5,950,000
Summit Materials LLC 6.125% due 07/15/23	3,140,000	3,218,500
TransDigm Inc
5.500% due 10/15/20	1,700,000	1,710,625
6.500% due 07/15/24	4,300,000	4,364,500
US Concrete Inc
6.375% due 06/01/24	2,800,000	2,912,000
6.375% due 06/01/24 ~	1,500,000	1,560,000
Welbilt Inc 9.500% due 02/15/24	3,810,000	4,410,075
Zekelman Industries Inc 9.875% due 06/15/23 ~	1,850,000	2,072,000

		114,858,493

Technology - 5.2%

Dell Inc 5.650% due 04/15/18	50,000	51,812
Diamond 1 Finance Corp
5.450% due 06/15/23 ~	2,650,000	2,862,525
5.875% due 06/15/21 ~	925,000	972,734
7.125% due 06/15/24 ~	875,000	967,760
First Data Corp
5.375% due 08/15/23 ~	5,400,000	5,636,250
5.750% due 01/15/24 ~	750,000	776,437
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	6,500,000	6,678,750
Infor US Inc 6.500% due 05/15/22	2,625,000	2,710,575
Microsemi Corp 9.125% due 04/15/23 ~	3,875,000	4,470,781
Nuance Communications Inc 5.625% due 12/15/26 ~	2,200,000	2,255,000
NXP BV (Netherlands)
3.875% due 09/01/22 ~	2,950,000	3,023,750
4.125% due 06/01/21 ~	2,150,000	2,236,000
4.625% due 06/01/23 ~	2,400,000	2,547,000
Quintiles IMS Inc 4.875% due 05/15/23 ~	5,500,000	5,603,125
Sensata Technologies BV 5.625% due 11/01/24 ~	4,900,000	5,126,625

		45,919,124

	Principal Amount	Value
Utilities - 1.9%

Calpine Corp
5.375% due 01/15/23	$1,750,000	$1,780,625
5.875% due 01/15/24 ~	3,000,000	3,176,250
6.000% due 01/15/22 ~	1,150,000	1,203,188
Dynegy Inc 7.625% due 11/01/24	3,775,000	3,619,281
NRG Energy Inc 7.250% due 05/15/26	1,875,000	1,940,625
Talen Energy Supply LLC 6.500% due 06/01/25	6,000,000	5,115,000

		16,834,969

Total Corporate Bonds & Notes (Cost $761,027,342)		782,826,222

CONVERTIBLE CORPORATE BONDS & NOTES - 0.4%

Communications - 0.4%

Clearwire Communications LLC 8.250% due 12/01/40 ~	3,500,000	3,635,625

Total Convertible Corporate Bonds & Notes (Cost $3,463,087)		3,635,625

SENIOR LOAN NOTES - 2.2%

Consumer, Cyclical - 1.1%

Greektown Holdings LLC Term B due 03/21/24 µ	1,500,000	1,500,625
Petco Animal Supplies Inc Term B 4.287% due 01/26/23 §	3,937,368	3,723,274
Yonkers Racing Corp (2nd Lien) 8.750% due 08/20/20 §	4,285,714	4,293,716

		9,517,615

Consumer, Non-Cyclical - 0.9%

Brickman Group Ltd LLC (2nd Lien) 7.503% due 12/17/21 §	5,100,000	5,138,250
Reddy Ice Corp (1st Lien) 6.755% due 05/01/19 §	2,894,472	2,856,459

		7,994,709

Industrial - 0.2%

Silver II US Holdings LLC 4.147% due 12/13/19 §	2,000,000	1,891,000

Total Senior Loan Notes (Cost $19,600,751)		19,403,324

SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $42,568,013; collateralized by U.S. Treasury Notes: 1.375% due 01/31/21 and value $43,423,072)	42,567,694	42,567,694

Total Short-Term Investment (Cost $42,567,694)		42,567,694

TOTAL INVESTMENTS - 99.7% (Cost $859,700,618)		881,621,925

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,706,629

NET ASSETS - 100.0%		$884,328,554

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $4,489,994 or 0.5% of the Fund’s net assets were in default as of March 31, 2017.

(b)	Swap agreements outstanding as of March 31, 2017 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	MSC	12/20/17	$10,000,000	$96,532	$-	$96,532

Total Swap Agreements					$96,532	$-	$96,532

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer, Cyclical	$14,066,385	$8,879,222	$-	$5,187,163
	Energy	1,223,727	1,223,727	-	-
	Financial	4,179,476	4,179,476	-	-
	Industrial	3,020,102	3,020,102	-	-
	Utilities	381,667	381,667	-	-

	Total Common Stocks	22,871,357	17,684,194	-	5,187,163

	Closed-End Mutual Funds	10,317,703	10,317,703	-	-
	Corporate Bonds & Notes	782,826,222	-	782,826,222	-
	Convertible Corporate Bonds & Notes	3,635,625	-	3,635,625	-
	Senior Loan Notes	19,403,324	-	19,403,324	-
	Short-Term Investment	42,567,694	-	42,567,694	-
	Derivatives:
	Interest Rate Contracts
	Swaps	96,532	-	96,532	-

	Total	$881,718,457	$28,001,897	$848,529,397	$5,187,163

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 10.8%

Communications - 0.7%

AT&T Inc 1.617% due 01/15/20 §	$2,100,000	$2,114,727
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	100,000	107,778
5.877% due 07/15/19	1,600,000	1,729,069
Verizon Communications Inc 3.500% due 11/01/21	2,000,000	2,053,954

		6,005,528

Consumer, Cyclical - 0.4%

General Motors Financial Co Inc 2.350% due 10/04/19	100,000	100,177
Hyundai Capital America 2.000% due 07/01/19 ~	1,500,000	1,486,692
Volkswagen Bank GmbH (Germany) 0.081% due 11/27/17 § ~	EUR 1,600,000	1,706,182

		3,293,051

Energy - 0.3%

BG Energy Capital PLC (United Kingdom) 6.500% due 11/30/72 § ~	GBP 700,000	909,327
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	$100,000	111,349
Kinder Morgan Inc 7.250% due 06/01/18	100,000	105,830
Petrobras Global Finance BV (Brazil)
4.375% due 05/20/23	200,000	190,000
5.375% due 01/27/21	600,000	619,399
6.125% due 01/17/22	400,000	420,400
6.625% due 01/16/34	GBP 100,000	122,452
TransCanada PipeLines Ltd (Canada) 3.800% due 10/01/20	$100,000	104,737

		2,583,494

Financial - 9.1%

AerCap Ireland Capital DAC (Netherlands) 2.750% due 05/15/17	150,000	150,201
Ally Financial Inc
3.250% due 09/29/17	500,000	502,813
3.250% due 02/13/18	200,000	201,810
3.500% due 01/27/19	200,000	202,000
3.600% due 05/21/18	200,000	203,000
3.750% due 11/18/19	100,000	101,000
4.125% due 03/30/20	200,000	204,500
4.750% due 09/10/18	200,000	206,000
6.250% due 12/01/17	200,000	205,502
American Tower Corp REIT 2.800% due 06/01/20	100,000	100,782
Bank of America NA 1.458% due 05/08/17 §	14,500,000	14,506,496
Barclays PLC (United Kingdom) 8.250% due 12/15/18 §	400,000	421,388
BRFkredit AS (Denmark)
2.000% due 10/01/17	DKK 4,300,000	624,299
2.500% due 10/01/47	771,832	112,561
4.000% due 01/01/18	2,300,000	341,098
CIT Group Inc
4.250% due 08/15/17	$100,000	101,000
5.000% due 05/15/17	100,000	100,330
5.000% due 05/15/18 ~	100,000	100,800
Cooperatieve Rabobank UA (Netherlands) 1.369% due 04/28/17 §	13,300,000	13,303,431
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	1,600,000	1,624,768

	Principal Amount	Value
Deutsche Bank AG (Germany) 4.250% due 10/14/21 ~	$3,900,000	$4,000,686
ING Bank NV (Netherlands) 2.625% due 12/05/22 ~	1,100,000	1,099,055
International Lease Finance Corp
6.250% due 05/15/19	100,000	107,794
7.125% due 09/01/18 ~	1,000,000	1,069,049
JPMorgan Chase & Co 7.900% due 04/30/18 §	1,710,000	1,774,125
MetLife Inc 6.817% due 08/15/18	100,000	106,625
Mitsubishi UFJ Financial Group Inc (Japan) 2.935% due 03/01/21 §	1,200,000	1,241,576
Nordea Kredit Realkreditaktieselskab (Denmark)
1.000% due 10/01/17	DKK 3,400,000	492,003
2.000% due 10/01/17	6,700,000	972,620
2.000% due 01/01/18	100,000	14,639
2.500% due 10/01/47	1,337,253	195,067
Nykredit Realkredit AS (Denmark)
1.000% due 04/01/17	8,400,000	1,205,791
1.000% due 07/01/17	9,500,000	1,367,471
2.000% due 04/01/17	20,700,000	2,968,118
2.000% due 07/01/17	18,100,000	2,612,906
2.000% due 10/01/17	10,200,000	1,480,631
2.500% due 10/01/47 ~	6,543,128	954,409
Realkredit Danmark AS (Denmark)
1.000% due 04/01/17	39,700,000	5,693,070
1.000% due 04/01/18	1,300,000	189,206
2.000% due 04/01/17	67,600,000	9,697,124
2.500% due 10/01/47	4,732,486	692,463
Santander Holdings USA Inc 2.504% due 11/24/17 §	$200,000	201,321
Synchrony Financial 2.438% due 11/09/17 §	200,000	201,134
The Goldman Sachs Group Inc 2.331% due 09/15/20 §	2,500,000	2,537,435
Unibail-Rodamco SE REIT (France) 1.793% due 04/16/19 § ~	1,900,000	1,893,595

		76,081,692

Technology - 0.1%

Diamond 1 Finance Corp 3.480% due 06/01/19 ~	100,000	102,569
Hewlett Packard Enterprise Co 2.450% due 10/05/17	850,000	852,594

		955,163

Utilities - 0.2%

SSE PLC (United Kingdom) 5.625% due 10/01/17 § ~	EUR 1,000,000	1,094,089

Total Corporate Bonds & Notes (Cost $91,445,538)		90,013,017

MORTGAGE-BACKED SECURITIES - 5.3%

Collateralized Mortgage Obligations - Commercial - 0.4%

Banc of America Re-REMIC Trust 5.901% due 02/17/51 § ~	$266,611	267,068
BLCP Hotel Trust 1.862% due 08/15/29 § ~	2,016,471	2,018,903
GS Mortgage Securities Trust 5.949% due 08/10/45 §	330,716	330,780
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49	526,191	531,067
Morgan Stanley Re-REMIC Trust 5.949% due 08/12/45 § ~	37,802	37,773

		3,185,591

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 3.0%

ALBA PLC (United Kingdom) 1.510% due 04/24/49 § ~	GBP 267,106	$336,996
Alternative Loan Trust 1.058% due 12/25/35 §	$77,681	69,172
Banc of America Mortgage Trust 3.490% due 11/25/34 §	59,177	57,662
Bear Stearns Adjustable Rate Mortgage Trust 3.653% due 01/25/35 §	291,852	287,279
Chase Mortgage Finance Trust 2.995% due 02/25/37 §	78,558	77,882
ChaseFlex Trust 6.000% due 02/25/37	507,290	377,085
Citigroup Mortgage Loan Trust
1.052% due 01/25/37 § ~	323,076	243,278
3.040% due 05/25/35 §	70,555	69,590
3.067% due 08/25/35 §	654,804	456,188
3.365% due 09/25/37 §	79,233	68,246
Countrywide Home Loan Mortgage Pass-Through Trust
1.622% due 03/25/35 §	75,618	59,768
3.155% due 08/25/34 §	35,483	30,569
Deutsche Alt-B Securities Mortgage Loan Trust 1.082% due 10/25/36 §	44,917	29,637
Dukinfield PLC (United Kingdom) 1.358% due 08/15/45 § ~	GBP 77,536	97,696
Eurosail PLC (United Kingdom) 0.507% due 12/10/44 § ~	168,513	207,548
Eurosail-UK PLC (United Kingdom)
0.644% due 06/13/45 § ~	2,873	3,598
1.294% due 06/13/45 § ~	1,278,901	1,548,279
Fannie Mae
1.042% due 07/25/37 §	$1,345,294	1,318,346
1.132% due 08/25/34 §	254,211	250,049
1.332% due 07/25/37 §	17,883	17,960
2.998% due 05/25/35 §	1,094,876	1,154,241
Freddie Mac
1.142% due 02/15/19 §	498,084	498,046
1.362% due 09/15/42 §	3,506,398	3,503,485
Gemgarto PLC (United Kingdom) 1.308% due 02/16/47 § ~	GBP 43,111	54,215
GreenPoint Mortgage Funding Trust 1.252% due 11/25/45 §	$560,529	487,155
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	275,734	292,204
GSR Mortgage Loan Trust 3.489% due 01/25/35 §	376,545	361,458
HarborView Mortgage Loan Trust 1.258% due 02/19/36 §	181,500	131,903
HomeBanc Mortgage Trust 1.312% due 10/25/35 §	247,614	241,409
Impac CMB Trust 1.982% due 07/25/33 §	167,043	162,053
IndyMac INDX Mortgage Loan Trust 1.222% due 07/25/35 §	351,691	311,041
JP Morgan Mortgage Trust
2.748% due 07/27/37 § ~	893,206	846,996
3.172% due 08/25/35 §	388,359	373,460
3.229% due 07/25/35 §	374,618	372,686
3.257% due 09/25/35 §	117,583	107,869
Marche Mutui SARL (Italy)
0.062% due 02/25/55 § ~	EUR 5,988	6,396
1.922% due 01/27/64 § ~	167,803	180,278
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
1.352% due 12/15/30 §	$280,488	269,469
1.612% due 11/15/31 §	355,444	334,078

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust
1.232% due 11/25/35 §	$372,190	$352,593
3.068% due 12/25/35 §	215,740	199,679
NCUA Guaranteed Notes Trust 1.432% due 10/07/20 §	3,543,166	3,547,824
Residential Accredit Loans Inc Trust 1.282% due 08/25/35 §	368,274	296,273
Ryland Mortgage Securities Corp 5.782% due 10/01/27	6,147	6,135
Sequoia Mortgage Trust
1.618% due 04/19/27 §	618,918	581,642
1.678% due 10/19/26 §	207,068	202,642
Structured Adjustable Rate Mortgage Loan Trust
2.038% due 01/25/35 §	368,508	314,874
3.255% due 08/25/35 §	639,130	616,745
3.379% due 02/25/34 §	92,194	92,117
Structured Asset Mortgage Investments II Trust
1.112% due 03/25/37 §	124,326	89,915
1.228% due 07/19/35 §	769,252	694,604
1.638% due 10/19/34 §	353,672	339,803
Structured Asset Securities Mortgage Pass-Through Certificates 3.084% due 01/25/32 §	7,243	7,161
SWAN Trust (Australia) 2.925% due 04/25/41 §	AUD 304,588	233,976
WaMu Mortgage Pass-Through Certificates Trust
1.638% due 02/25/46 §	$521,965	504,887
2.116% due 11/25/46 §	316,202	287,012
2.990% due 08/25/35 §	165,349	154,956
Wells Fargo Mortgage-Backed Securities Trust
3.029% due 12/25/34 §	428,648	422,076
3.044% due 09/25/34 §	161,857	165,052
3.338% due 04/25/36 §	252,401	232,279

		24,637,515

Fannie Mae - 1.9%

1.814% due 11/01/42 - 10/01/44 §	306,093	312,074
2.176% due 08/01/17 §	9,957	9,941
2.368% due 02/01/36 §	84,990	85,137
2.615% due 01/01/25 §	33,806	34,779
2.696% due 12/01/22 §	9,394	9,689
2.769% due 03/01/35 §	367,341	384,876
2.770% due 05/01/35 §	35,064	36,963
2.771% due 11/01/35 §	44,496	46,497
2.797% due 01/01/36 §	90,863	95,628
2.801% due 10/01/35 §	34,974	36,953
2.887% due 12/01/34 §	96,156	100,759
3.000% due 05/01/47	11,280,000	11,166,319
3.096% due 03/01/18 §	11,204	11,242
3.125% due 04/01/35 §	390,364	415,661
3.187% due 09/01/35 §	111,961	118,151
3.405% due 11/01/35 §	102,398	107,763
3.500% due 06/01/47	2,560,000	2,607,800
3.662% due 03/01/36 §	53,090	55,813
5.000% due 08/01/24 §	7,042	7,052

		15,643,097

Freddie Mac - 0.0%

2.859% due 01/01/34 §	247,573	261,444
2.969% due 08/01/35 §	10,124	10,681
3.124% due 03/01/36 §	80,669	81,936
3.196% due 10/01/35 §	26,080	26,826

		380,887

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association - 0.0%

2.000% due 01/20/27 §	$12,519	$12,923
2.125% due 09/20/22 - 05/20/26 §	75,621	77,757
2.250% due 10/20/24 - 12/20/26 §	28,210	29,039
2.500% due 02/20/25 §	12,456	12,819

		132,538

Total Mortgage-Backed Securities (Cost $44,132,969)		43,979,628

ASSET-BACKED SECURITIES - 3.7%

Amortizing Residential Collateral Trust 1.562% due 07/25/32 §	125,612	120,374
Ares Euro CLO I BV (Netherlands) 0.104% due 05/15/24 § ~	EUR 353,624	376,216
Ares XXXI CLO Ltd (Cayman) 2.234% due 08/28/25 § ~	$400,000	400,923
Asset-Backed Securities Corp Home Equity Loan Trust 1.062% due 05/25/37 §	28,422	20,232
Bear Stearns Asset-Backed Securities I Trust 1.092% due 04/25/31 §	397,813	422,207
Carlyle High Yield Partners X Ltd 1.250% due 04/19/22 § ~	327,468	327,887
Cavalry CLO II (Cayman) 2.373% due 01/17/24 § ~	700,000	700,875
CIFC Funding Ltd CLO (Cayman) 2.239% due 01/29/25 § ~	1,600,000	1,600,947
Cordatus Loan Fund II PLC (Ireland)
0.042% due 07/25/24 § ~	EUR 190,070	202,241
0.759% due 07/25/24 § ~	GBP 181,227	224,445
Credit Suisse Mortgage Trust 4.500% due 03/25/21	$500,000	501,528
Credit-Based Asset Servicing & Securitization Trust 1.052% due 01/25/37 §	245,564	95,355
Equity One Mortgage Pass-Through Trust 1.582% due 04/25/34 §	461,798	395,404
Finn Square CLO Ltd (Cayman) 2.367% due 12/24/23 § ~	388,960	389,768
Flagship VII Ltd (Cayman) 0.000% due 01/20/26 § # ~	1,700,000	1,700,035
Fortress Credit BSL II Ltd (Cayman) 0.000% due 10/19/25 § # ~	1,100,000	1,100,000
Freddie Mac Structured Pass-Through Certificates 1.242% due 08/25/31 §	133,882	131,346
Highlander Euro CDO III BV 0.000% due 05/01/23 § ~	EUR 96,155	102,436
Hildene CLO I Ltd (Cayman) 0.000% due 01/17/26 § # ~	$4,200,000	4,200,000
HSI Asset Securitization Corp Trust 1.032% due 10/25/36 §	15,029	8,498
Jamestown CLO V Ltd (Cayman) 2.373% due 01/17/27 § # ~	2,200,000	2,200,000
Jubilee CDO BV (Netherlands) 0.023% due 07/30/24 § ~	EUR 786,347	837,778
Madison Park Funding V Ltd (Cayman) 1.275% due 02/26/21 § ~	$259,690	259,601
Morgan Stanley IXIS Real Estate Capital Trust 1.032% due 11/25/36 §	1,788	862
Navient Student Loan Trust 2.132% due 03/25/66 § ~	1,465,002	1,481,349
New Century Home Equity Loan Trust 1.162% due 05/25/36 §	638,029	544,053
OFSI Fund V Ltd (Cayman) 2.020% due 04/17/25 § ~	2,100,000	2,103,974

	Principal Amount	Value
OHA Credit Partners IX Ltd 1.000% due 10/20/25	$1,900,000	$1,900,000
Palmer Square CLO Ltd (Cayman)
0.000% due 10/17/27 § # ~	2,000,000	2,008,244
2.423% due 10/17/25 § ~	1,700,000	1,700,000
Penta CLO BV (Netherlands) 1.300% due 08/04/28 § ~	EUR 1,050,000	1,126,828
Penta CLO SA (Luxembourg) 0.067% due 06/04/24 § ~	212,063	226,090
Renaissance Home Equity Loan Trust 1.742% due 12/25/32 §	$213,722	204,700
SHACKLETON CLO Ltd (Cayman) 0.000% due 01/13/25 § # ~	300,000	300,000
Structured Asset Securities Corp Mortgage Loan Trust 2.284% due 04/25/35 §	845,248	803,884
Symphony CLO XV Ltd (Cayman) 2.203% due 10/17/26 § ~	300,000	300,496
United States Small Business Administration 5.290% due 12/01/27	1,765,605	1,898,935
VOLT LV LLC 3.500% due 03/25/47 § ~	300,000	300,877
VOLT XLIII LLC 4.250% due 03/26/46 § ~	72,221	72,745

Total Asset-Backed Securities (Cost $31,587,387)		31,291,133

U.S. TREASURY OBLIGATIONS - 113.0%

U.S. Treasury Inflation Protected Securities - 105.2%

0.125% due 04/15/18 ^	34,943,387	35,251,564
0.125% due 04/15/19 ^ ‡	18,070,762	18,344,181
0.125% due 04/15/20 ^ ‡	30,160,658	30,627,580
0.125% due 04/15/21 ^	28,806,434	29,128,120
0.125% due 01/15/22 ^ ‡	1,523,262	1,535,750
0.125% due 07/15/22 ^	70,668,668	71,283,020
0.125% due 01/15/23 ^ ‡	2,734,836	2,735,416
0.125% due 07/15/24 ^ ‡	15,757,680	15,628,203
0.250% due 01/15/25 ^	19,490,390	19,343,542
0.375% due 07/15/23 ^ ‡	48,247,664	49,056,050
0.375% due 07/15/25 ^ ‡	2,590,290	2,598,418
0.375% due 01/15/27 ^	15,579,205	15,524,273
0.625% due 07/15/21 ^	56,425,821	58,568,223
0.625% due 01/15/24 ^	13,359,879	13,691,049
0.625% due 01/15/26 ^	28,723,149	29,276,382
0.625% due 02/15/43 ^	3,664,424	3,414,536
0.750% due 02/15/42 ^	6,376,292	6,145,384
0.750% due 02/15/45 ^ ‡	7,320,455	6,982,733
0.875% due 02/15/47 ^	6,638,280	6,545,630
1.000% due 02/15/46 ^	29,941,972	30,447,206
1.250% due 07/15/20 ^ ‡	44,078,996	46,669,845
1.375% due 07/15/18 ^ ‡	450,368	465,969
1.375% due 01/15/20 ^	13,784,732	14,528,682
1.375% due 02/15/44 ^ ‡	25,708,295	28,406,795
1.625% due 01/15/18 ^ ‡	1,135,761	1,159,601
1.750% due 01/15/28 ^	10,378,778	11,752,954
1.875% due 07/15/19 ^ ‡	7,406,229	7,872,002
2.000% due 01/15/26 ^	33,552,483	38,110,731
2.125% due 01/15/19 ^	14,144,250	14,887,522
2.125% due 02/15/40 ^	20,007,200	25,289,489
2.125% due 02/15/41 ^ ‡	2,860,420	3,633,148
2.375% due 01/15/25 ^	74,399,405	85,864,252
2.375% due 01/15/27 ^	22,734,576	26,910,679
2.500% due 01/15/29 ^ ‡	34,772,197	42,579,577
3.625% due 04/15/28 ^ ‡	45,203,607	60,147,488
3.875% due 04/15/29 ^ ‡	17,565,920	24,325,858

		878,731,852

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 7.8%

1.750% due 11/30/21 ‡	$12,930,000	$12,846,771
1.875% due 02/28/22	51,300,000	51,195,557
2.000% due 11/15/26	400,000	386,383
2.125% due 12/31/21 ‡	300,000	302,836

		64,731,547

Total U.S. Treasury Obligations (Cost $949,351,198)		943,463,399

FOREIGN GOVERNMENT BONDS & NOTES - 8.0%

Argentine Republic Government (Argentina) 6.875% due 01/26/27 ~	2,400,000	2,431,800
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	2,517,114
Brazil Letras do Tesouro Nacional (Brazil)
9.643% due 01/01/18	BRL 28,200,000	8,402,125
10.182% due 10/01/17	83,800,000	25,491,063
French Government OAT (France)
0.100% due 03/01/21 ^ ~	EUR 2,005,160	2,253,893
0.250% due 07/25/24 ^ ~	71,268	81,697
0.700% due 07/25/30 ^ ~	50,252	59,575
2.250% due 07/25/20 ^ ~	868,323	1,044,761
Hellenic Republic Government (Greece)
3.800% due 08/08/17	JPY 120,000,000	1,037,445
4.500% due 07/03/17	120,000,000	1,053,614
Japanese Government CPI Linked (Japan) 0.100% due 03/10/24 ^	122,640,000	1,150,060
Mexican Bonos (Mexico)
4.750% due 06/14/18	MXN 25,710,000	1,345,850
7.750% due 05/29/31	38,725,000	2,151,751
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 12,414,080	8,766,751
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 03/22/24 ^ ~	GBP 832,519	1,237,349
0.125% due 03/22/26 ^ ~	77,123	117,328
0.125% due 03/22/44 ^ ~	350,531	710,241
0.125% due 03/22/46 ^ ~	1,133,121	2,367,329
0.125% due 03/22/58 ^ ~	93,399	242,128
0.125% due 11/22/65 ^ ~	1,484,610	4,465,282

Total Foreign Government Bonds & Notes (Cost $67,475,657)		66,927,156

PURCHASED OPTIONS - 0.2%
(See Note (f) in Notes to Schedule of Investments) (Cost $1,586,896)		1,929,206

SHORT-TERM INVESTMENTS - 11.7%

Certificates of Deposit - 0.7%

Credit Suisse AG (Switzerland) 1.920% due 09/12/17 §	$5,300,000	5,312,588

Foreign Government Issues - 10.1%

Argentina Treasury Bills (Argentina)
2.651% due 06/16/17	300,000	297,506
2.752% due 05/26/17	500,000	497,186
2.850% due 05/26/17	300,000	298,311
2.950% due 09/29/17	800,000	788,592
3.000% due 09/15/17	400,000	391,983
3.177% due 12/15/17	600,000	586,830
3.200% due 12/15/17	400,000	391,220
3.351% due 09/15/17	300,000	293,987

	Principal Amount	Value
Japan Treasury Bills (Japan)
(0.362%) due 04/10/17	JPY 4,350,000,000	$39,074,198
(0.359%) due 04/10/17	3,670,000,000	32,966,048
(0.271%) due 05/08/17	840,000,000	7,546,456
Mexico Cetes (Mexico)
6.458% due 05/25/17	MXN 6,944,000	367,517
6.752% due 08/17/17	8,400,000	437,452
6.783% due 08/17/17	8,448,000	439,952
6.996% due 01/04/18	4,262,000	216,497

		84,593,735

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $7,420,811; collateralized by U.S. Treasury Notes: 1.125% due 02/28/21 and value $7,572,708)	7,420,755	7,420,755

Total Short-Term Investments (Cost $94,512,274)		97,327,078

TOTAL INVESTMENTS - 152.7% (Cost $1,280,091,919)		1,274,930,617

TOTAL SECURITIES SOLD SHORT - (8.3%)
(See Note (b) in Notes to Schedule of Investments)
(Proceeds $69,652,681)		(69,575,166)

OTHER ASSETS & LIABILITIES, NET - (44.4%)		(370,360,411)

NET ASSETS - 100.0%		$834,995,040

Notes to Schedule of Investments

(a)	As of March 31, 2017, $3,397,000 in cash, and investments with a total aggregate value of $13,255,291 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(b)	Securities sold short outstanding as of March 31, 2017 were as follows:

Description	Principal Amount	Value
U.S. Treasury Obligations - (8.3%)

U.S. Treasury Inflation Protected Securities
0.125% due 04/15/18 ^	$20,334,971	($20,512,475)
0.625% due 07/15/21 ^	28,913,886	(30,007,525)
2.000% due 01/15/26 ^	16,777,887	(19,055,166)

Total Securities Sold Short (Proceeds $69,652,681)		($69,575,166)

(c)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedule of Investments) outstanding during the three-month period ended March 31, 2017 was $322,014,345 at a weighted average interest rate of 0.771%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(d)	Open futures contracts outstanding as of March 31, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bund (06/17)	74	$70,235
U.S. Treasury 10-Year Notes (06/17)	377	112,193
United Kingdom 90-Day LIBOR (06/17)	210	(11,277)

		171,151

Short Futures Outstanding
Euro-Bobl (06/17)	57	20,623
Euro-OAT (06/17)	85	6,228
Japanese Government 10-Year Bonds (06/17)	12	(1,655)
U.S. Treasury 2-Year Notes (06/17)	339	(69,178)
U.S. Treasury 5-Year Notes (06/17)	245	(119,570)
U.S. Treasury Long Bonds (06/17)	253	(13,071)
United Kingdom 90-Day LIBOR (06/17)	210	3,091
United Kingdom Gilt (06/17)	40	(130,841)

		(304,373)

Total Futures Contracts		($133,222)

(e)	Forward foreign currency contracts outstanding as of March 31, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	76,918,864	USD	23,657,247	04/17	BNP	$912,760
BRL	11,093,464	USD	3,501,283	04/17	DUB	42,276
BRL	7,094,929	USD	2,291,237	04/17	HSB	(24,921)
BRL	73,500,000	USD	23,014,636	04/17	JPM	463,291
BRL	11,093,464	USD	3,468,843	05/17	DUB	51,373
CNH	31,447,043	USD	4,509,830	05/17	DUB	49,949
CNH	25,580,632	USD	3,668,000	05/17	SGN	41,157
DKK	15,156,191	USD	2,212,260	04/17	BOA	(38,893)
EUR	13,138,628	USD	14,170,010	04/17	BNP	(153,724)
EUR	1,366,000	USD	1,440,185	04/17	GSC	17,063
EUR	1,876,000	USD	2,015,387	04/17	UBS	(14,071)
GBP	15,163,000	USD	18,813,550	04/17	GSC	184,180
GBP	8,956,000	USD	10,975,245	04/17	JPM	245,732
INR	161,045,067	USD	2,340,091	04/17	UBS	142,191
JPY	374,762,224	USD	3,370,164	04/17	BOA	(3,935)
MXN	38,697,000	USD	1,956,754	04/17	GSC	105,955
MXN	43,754,000	USD	2,207,883	04/17	HSB	124,385
MXN	48,720,000	USD	2,455,843	03/18	BNP	22,127
RUB	123,584,240	USD	2,051,344	05/17	CSF	119,072
USD	2,387,140	AUD	3,120,000	04/17	CIT	3,461
USD	23,550,086	BRL	76,918,864	04/17	BNP	(1,019,921)
USD	3,490,706	BRL	11,093,464	04/17	DUB	(52,852)
USD	2,239,278	BRL	7,094,929	04/17	HSB	(27,038)
USD	21,184,967	BRL	73,500,000	04/17	JPM	(2,292,960)
USD	16,778,294	BRL	56,900,000	10/17	BNP	(695,608)
USD	7,911,765	BRL	26,900,000	10/17	JPM	(349,184)
USD	526,243	BRL	1,900,000	01/18	BNP	(47,892)
USD	6,310,733	BRL	22,500,000	01/18	DUB	(488,238)
USD	1,050,449	BRL	3,800,000	01/18	JPM	(97,821)
USD	8,243,152	CNH	57,236,323	05/17	UBS	(56,038)
USD	386,136	COP	1,173,545,000	06/17	HSB	(18,407)
USD	2,667,998	DKK	17,465,000	04/17	BNP	163,552
USD	14,270,341	DKK	94,140,000	04/17	BOA	770,857
USD	2,204,125	DKK	15,265,000	04/17	HSB	15,155
USD	4,109,886	DKK	27,042,000	04/17	UBS	232,119
USD	2,222,152	DKK	15,156,191	07/17	BOA	38,831
USD	4,279,983	DKK	28,057,000	07/17	BRC	238,239
USD	3,664,666	DKK	23,953,000	10/17	HSB	197,043
USD	416,117	DKK	2,715,000	10/17	JPM	23,077
USD	13,163,339	EUR	12,409,628	04/17	BOA	(75,250)
USD	420,479	EUR	389,000	04/17	CIT	5,494
USD	1,798,028	EUR	1,706,000	04/17	GSC	(21,933)
USD	14,188,102	EUR	13,138,628	05/17	BNP	154,178
USD	30,248,603	GBP	24,119,000	04/17	MSC	29,896

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	15,534,141	GBP	12,493,000	05/17	GSC	($128,599)
USD	105,000	INR	6,885,900	04/17	CSF	(1,136)
USD	313,000	INR	20,520,280	04/17	JPM	(3,291)
USD	41,093,330	JPY	4,770,000,000	04/17	CIT	(1,760,512)
USD	3,337,301	JPY	374,762,224	04/17	HSB	(28,927)
USD	27,978,313	JPY	3,250,000,000	04/17	UBS	(1,219,798)
USD	887,430	JPY	100,000,000	05/17	BOA	(11,895)
USD	3,373,698	JPY	374,762,224	05/17	BOA	4,112
USD	6,569,019	JPY	740,000,000	05/17	JPM	(85,986)
USD	2,921,783	MXN	60,041,185	04/17	BOA	(278,658)
USD	2,299,092	MXN	47,851,000	04/17	GSC	(251,563)
USD	341,514	MXN	6,944,000	05/17	BOA	(26,472)
USD	422,916	MXN	8,448,000	08/17	BNP	(19,209)
USD	420,510	MXN	8,400,000	08/17	CSF	(19,103)
USD	208,131	MXN	4,262,000	01/18	GSC	(10,375)
USD	2,329,796	MXN	48,720,000	03/18	BNP	(148,174)
USD	9,188,896	NZD	12,799,000	04/17	SGN	216,800
USD	8,939,820	NZD	12,799,000	05/17	BNP	(25,821)
USD	257,671	ZAR	3,516,000	05/17	UBS	(3,000)

Total Forward Foreign Currency Contracts						($4,886,880)

(f)	Purchased options outstanding as of March 31, 2017 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.150%	06/15/18	DUB	$5,300,000	$531,255	$111,889

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.150%	06/15/18	DUB	5,300,000	531,255	804,407
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.720%	07/16/18	MSC	16,600,000	189,240	446,377
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.765%	07/16/18	MSC	21,900,000	254,040	551,804

							974,535	1,802,588

							$1,505,790	$1,914,477

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 2-Year Notes (06/17)	$110.00	05/26/17	CME	318	$2,725	$318
Call - U.S. Treasury 5-Year Notes (06/17)	125.00	05/26/17	CME	118	1,011	118
Call - U.S. Treasury 30-Year Bonds (06/17)	180.00	05/26/17	CME	13	112	13

					3,848	449

Put - Eurodollar (04/17)	98.50	04/13/17	CME	727	10,192	4,544
Put - Eurodollar (04/17)	98.63	04/13/17	CME	1,442	60,961	9,012
Put - U.S. Treasury 10-Year Notes (06/17)	111.00	05/26/17	CME	664	5,591	664
Put - U.S. Treasury 10-Year Notes (06/17)	111.50	05/26/17	CME	60	514	60

					77,258	14,280

					$81,106	$14,729

Total Purchased Options					$1,586,896	$1,929,206

(g)	Transactions in written options for the three-month period ended March 31, 2017 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP	Premium
Outstanding, December 31, 2016	41	299,500,000	14,200,000	6,550,000	$3,607,193
Call Options Written	329	8,400,000	4,300,000	20,679,000	405,524
Put Options Written	356	29,500,000	4,300,000	-	691,772
Call Options Exercised	-	(9,200,000)	-	-	(25,300)
Put Options Exercised	-	(29,500,000)	-	-	(236,000)
Call Options Expired	-	(33,700,000)	-	(20,336,000)	(357,545)
Put Options Expired	-	-	(12,000,000)	-	(23,447)
Call Options Closed	(73)	(4,200,000)	-	-	(68,246)
Put Options Closed	(114)	(78,600,000)	-	-	(1,560,713)

Outstanding, March 31, 2017	539	182,200,000	10,800,000	6,893,000	$2,433,238

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(h)	Premiums received and value of written options outstanding as of March 31, 2017 were as follows:

Credit Default Swaptions on Credit Indices - Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - iTraxx Europe 26 5Y	0.675%	06/21/17	CIT	EUR 4,300,000	$5,645	($9,122)

Credit Default Swaptions on Credit Indices - Sell Protection

Put - iTraxx Europe 26 5Y	1.000%	06/21/17	CIT	EUR 4,300,000	6,220	(2,409)

					$11,865	($11,531)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - GBP versus USD	$1.27	05/18/17	BNP	GBP 6,893,000	$48,553	($63,882)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	01/22/18	DUB	$2,000,000	$19,400	($2)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/01/18	BNP	1,500,000	12,900	(154)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	12,700,000	143,510	(52,253)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(155)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(46)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/02/20	JPM	3,800,000	70,137	(20,270)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	13,800,000	100,395	(4,998)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	1,300,000	9,035	(500)
Cap - France CPI Excluding Tobacco	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	06/22/35	GSC	EUR 2,200,000	100,087	(24,899)

						$1,377,854	($103,277)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.800%	11/07/17	RBS	$9,000,000	$78,300	($6,764)

Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.455%	05/18/17	GSC	29,500,000	426,275	(248,337)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.600%	11/07/17	RBS	9,000,000	78,300	(152,099)

							504,575	(400,436)

							$582,875	($407,200)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 10-Year Notes (06/17)	$124.50	05/26/17	CME	167	$140,514	($153,953)
Call - U.S. Treasury 10-Year Notes (06/17)	125.00	05/26/17	CME	89	48,210	(62,578)

					188,724	(216,531)

Put - U.S. Treasury 10-Year Notes (06/17)	122.50	05/26/17	CME	214	160,702	(46,812)
Put - U.S. Treasury 10-Year Notes (06/17)	123.00	05/26/17	CME	69	62,665	(21,563)

					223,367	(68,375)

					$412,091	($284,906)

Total Written Options					$2,433,238	($870,796)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(i)	Swap agreements outstanding as of March 31, 2017 were as follows:

Credit Default Swaps on Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	1.000%	06/20/21	BNP	0.989%	$4,000,000	$3,133	($101,148)	$104,281
Mexico Government	1.000%	06/20/21	BOA	0.989%	3,500,000	2,743	(84,236)	86,979
Brazilian Government	1.000%	06/20/21	CIT	1.800%	200,000	(6,296)	(17,301)	11,005
Mexico Government	1.000%	06/20/21	CIT	0.989%	200,000	157	(4,874)	5,031
Mexico Government	1.000%	06/20/21	CSF	0.989%	100,000	78	(2,460)	2,538
Brazilian Government	1.000%	06/20/21	DUB	1.800%	400,000	(12,592)	(34,437)	21,845
Mexico Government	1.000%	06/20/21	HSB	0.989%	1,000,000	783	(24,142)	24,925
Russian Government	1.000%	06/20/21	JPM	1.292%	600,000	(6,847)	(36,804)	29,957
Brazilian Government	1.000%	12/20/21	BOA	2.050%	900,000	(41,171)	(66,820)	25,649

						($60,012)	($372,222)	$312,210

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 8	0.500%	10/17/57	GSC	$1,000,000	($13,509)	($52,061)	$38,552

			Exchange
CDX HY 28 5Y	5.000%	06/20/22	ICE	3,370,000	(247,879)	(232,398)	(15,481)

					($261,388)	($284,459)	$23,071

					($321,400)	($656,681)	$335,281

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	CIT	2.250%	07/15/17	$10,600,000	($538,434)	$2,544	($540,978)
U.S. CPI Urban Consumers NSA	RBS	2.250%	07/15/17	27,800,000	(1,412,121)	20,533	(1,432,654)
U.S. CPI Urban Consumers NSA	BOA	1.010%	10/16/17	3,300,000	44,984	-	44,984
U.S. CPI Urban Consumers NSA	BOA	1.580%	05/23/18	600,000	3,455	-	3,455
U.S. CPI Urban Consumers NSA	BOA	1.565%	06/07/18	1,400,000	9,205	-	9,205
U.S. CPI Urban Consumers NSA	GSC	2.175%	10/01/18	3,600,000	(123,551)	(2,243)	(121,308)
U.S. CPI Urban Consumers NSA	GSC	2.205%	10/11/18	900,000	(32,240)	-	(32,240)
U.S. CPI Urban Consumers NSA	DUB	2.173%	11/01/18	6,600,000	(223,538)	-	(223,538)
GBP Retail Price	GSC	3.120%	06/15/46	GBP 130,000	31,569	-	31,569

					(2,240,671)	20,834	(2,261,505)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	LCH	2.250%	07/15/17	$28,100,000	($1,436,207)	($1,454,126)	$17,919
3-Month USD-LIBOR	CME	1.250%	06/15/18	5,600,000	5,295	26,157	(20,862)
France CPI Excluding Tobacco	LCH	0.890%	11/15/18	EUR 800,000	2,337	771	1,566
U.S. CPI Urban Consumers NSA	LCH	2.027%	11/23/20	$3,500,000	15,433	-	15,433
U.S. CPI Urban Consumers NSA	LCH	2.021%	11/25/20	3,300,000	15,144	-	15,144
Eurostat Eurozone HICP Ex Tobacco	LCH	0.806%	04/15/21	EUR 11,100,000	238,287	74,356	163,931
Eurostat Eurozone HICP Ex Tobacco	LCH	0.875%	05/15/21	6,800,000	135,764	44,577	91,187
U.S. CPI Urban Consumers NSA	LCH	1.550%	07/26/21	$2,400,000	68,019	81,231	(13,212)
U.S. CPI Urban Consumers NSA	LCH	1.603%	09/12/21	1,850,000	44,724	55,721	(10,997)
3-Month USD-LIBOR	CME	2.655%	10/19/23	12,000,000	126,733	-	126,733
3-Month USD-LIBOR	CME	2.678%	10/25/23	9,000,000	103,267	-	103,267
3-Month USD-LIBOR	CME	2.670%	11/19/23	4,000,000	42,296	-	42,296
3-Month USD-LIBOR	CME	2.681%	12/12/23	4,000,000	42,356	-	42,356
3-Month USD-LIBOR	CME	2.500%	12/19/23	23,100,000	47,809	(185,972)	233,781
28-Day MXN-TIIE	CME	8.035%	12/17/26	MXN 39,500,000	97,993	(4,574)	102,567
GBP Retail Price	LCH	3.585%	10/15/46	GBP 1,600,000	(134,327)	(116,434)	(17,893)
3-Month USD-LIBOR	CME	2.250%	12/21/46	$30,000	(2,695)	(2,285)	(410)
GBP Retail Price	LCH	3.428%	03/15/47	GBP 800,000	26,155	-	26,155

					(561,617)	(1,480,578)	918,961

					($2,802,288)	($1,459,744)	($1,342,544)

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	GSC	2.060%	05/12/25	$2,500,000	($17,798)	$-	($17,798)
U.S. CPI Urban Consumers NSA	UBS	2.063%	05/12/25	8,200,000	(56,281)	-	(56,281)
Eurostat Eurozone HICP Ex Tobacco	CIT	1.178%	05/15/26	EUR 1,600,000	(32,651)	(267)	(32,384)
U.S. CPI Urban Consumers NSA	MSC	1.788%	07/18/26	$2,800,000	(134,698)	-	(134,698)
U.S. CPI Urban Consumers NSA	MSC	1.810%	07/19/26	4,100,000	(187,921)	-	(187,921)
U.S. CPI Urban Consumers NSA	MSC	1.800%	07/20/26	2,600,000	(121,466)	-	(121,466)
U.S. CPI Urban Consumers NSA	MSC	1.805%	09/20/26	800,000	(36,982)	-	(36,982)
Eurostat Eurozone HICP Ex Tobacco	RBS	1.385%	12/15/26	EUR 4,300,000	14,470	(6,465)	20,935
GBP Retail Price	GSC	3.400%	06/15/30	GBP 1,500,000	15,768	4,671	11,097
GBP Retail Price	JPM	3.400%	06/15/30	500,000	5,256	(254)	5,510
GBP Retail Price	GSC	3.325%	08/15/30	5,130,000	(74,739)	(11,992)	(62,747)
GBP Retail Price	BOA	3.350%	08/15/30	3,200,000	(26,025)	(36,472)	10,447
GBP Retail Price	RBS	3.140%	07/15/31	400,000	(40,052)	-	(40,052)
GBP Retail Price	GSC	3.358%	04/15/35	1,100,000	(13,669)	-	(13,669)

					(706,788)	(50,779)	(656,009)

	Exchange
3-Month USD-LIBOR	CME	1.250%	02/23/18	$48,600,000	34,736	23,205	11,531
Eurostat Eurozone HICP Ex Tobacco	LCH	0.830%	05/15/18	EUR 8,900,000	(103,719)	(38,531)	(65,188)
3-Month USD-LIBOR	CME	2.000%	12/16/20	$4,400,000	(36,687)	(80,468)	43,781
3-Month USD-LIBOR	CME	1.250%	06/21/22	14,200,000	596,415	696,110	(99,695)
3-Month USD-LIBOR	CME	2.400%	03/16/26	8,750,000	122,197	-	122,197
3-Month USD-LIBOR	CME	2.300%	04/21/26	8,800,000	164,490	(36,575)	201,065
3-Month USD-LIBOR	CME	2.300%	04/27/26	45,600,000	854,781	(458,890)	1,313,671
U.S. CPI Urban Consumers NSA	LCH	1.730%	07/26/26	2,400,000	(115,838)	(128,648)	12,810
3-Month USD-LIBOR	CME	1.850%	07/27/26	4,300,000	168,377	(6,773)	175,150
3-Month USD-LIBOR	CME	2.000%	07/27/26	8,000,000	260,963	(24,000)	284,963
Eurostat Eurozone HICP Ex Tobacco	LCH	1.100%	08/15/26	EUR 100,000	(2,758)	(4,620)	1,862
U.S. CPI Urban Consumers NSA	LCH	1.800%	09/12/26	$4,300,000	(174,415)	(43,387)	(131,028)
U.S. CPI Urban Consumers NSA	LCH	1.801%	09/12/26	1,850,000	(74,851)	(85,451)	10,600
U.S. CPI Urban Consumers NSA	LCH	1.805%	09/12/26	1,600,000	(64,124)	(73,280)	9,156
U.S. CPI Urban Consumers NSA	LCH	1.780%	09/15/26	1,600,000	(68,457)	(77,664)	9,207
Eurostat Eurozone HICP Ex Tobacco	LCH	1.385%	12/15/26	EUR 1,600,000	4,965	(3,960)	8,925
3-Month USD-LIBOR	LCH	1.750%	12/21/26	$14,410,000	735,114	(384,792)	1,119,906
6-Month GBP-LIBOR	LCH	1.500%	09/20/27	GBP 21,500,000	(627,490)	(223,409)	(404,081)
GBP Retail Price	LCH	3.190%	04/15/30	4,400,000	(158,705)	(248,581)	89,876
GBP Retail Price	LCH	3.400%	06/15/30	1,800,000	14,004	(11,331)	25,335
GBP Retail Price	LCH	3.325%	08/15/30	4,100,000	(59,051)	(54,626)	(4,425)
GBP Retail Price	LCH	3.275%	09/15/30	3,500,000	(99,046)	(165,396)	66,350
GBP Retail Price	LCH	3.300%	12/15/30	2,200,000	(77,347)	(104,447)	27,100

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
GBP Retail Price	LCH	3.140%	04/15/31	GBP 200,000	($18,061)	($21,183)	$3,122
GBP Retail Price	LCH	3.530%	10/15/31	1,100,000	2,911	17,911	(15,000)
GBP Retail Price	LCH	3.358%	04/15/35	100,000	(1,729)	(5,153)	3,424
6-Month JPY-LIBOR	CME	1.500%	12/21/45	JPY 37,200,000	(60,081)	(113,079)	52,998
6-Month GBP-LIBOR	CME	1.750%	03/21/48	GBP 2,800,000	(285,233)	(162,413)	(122,820)
6-Month GBP-LIBOR	LCH	1.750%	03/21/48	3,330,000	(317,971)	(202,680)	(115,291)
3-Month USD-LIBOR	CME	2.948%	10/19/48	$2,000,000	(71,331)	-	(71,331)
3-Month USD-LIBOR	CME	2.969%	10/25/48	1,000,000	(39,988)	-	(39,988)
3-Month USD-LIBOR	CME	2.951%	11/19/48	1,000,000	(35,672)	-	(35,672)
3-Month USD-LIBOR	CME	2.953%	12/12/48	1,000,000	(35,546)	-	(35,546)
3-Month USD-LIBOR	CME	2.750%	12/19/48	5,200,000	36,904	130,223	(93,319)

					467,757	(1,891,888)	2,359,645

					($239,031)	($1,942,667)	$1,703,636

					($3,041,319)	($3,402,411)	$361,092

Total Swap Agreements					($3,362,719)	($4,059,092)	$696,373

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$90,013,017	$-	$90,013,017	$-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	3,185,591	-	3,185,591	-
	Collateralized Mortgage Obligations - Residential	24,637,515	-	24,631,380	6,135
	Fannie Mae	15,643,097	-	15,643,097	-
	Freddie Mac	380,887	-	380,887	-
	Government National Mortgage Association	132,538	-	132,538	-

	Total Mortgage-Backed Securities	43,979,628	-	43,973,493	6,135

	Asset-Backed Securities	31,291,133	-	31,291,133	-
	U.S. Treasury Obligations	943,463,399	-	943,463,399	-
	Foreign Government Bonds & Notes	66,927,156	-	66,927,156	-
	Short-Term Investments	97,327,078	-	97,327,078	-
	Derivatives:
	Credit Contracts
	Swaps	6,894	-	6,894	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,614,325	-	4,614,325	-
	Interest Rate Contracts
	Futures	212,370	212,370	-	-
	Purchased Options	1,929,206	-	1,929,206	-
	Swaps	4,132,176	-	4,132,176	-

	Total Interest Rate Contracts	6,273,752	212,370	6,061,382	-

	Total Asset - Derivatives	10,894,971	212,370	10,682,601	-

	Total Assets	1,283,896,382	212,370	1,283,677,877	6,135

Liabilities	Securities Sold Short
	U.S. Treasury Obligations	(69,575,166)	-	(69,575,166)	-
	Derivatives:
	Credit Contracts
	Written Options	(11,531)	-	(11,531)	-
	Swaps	(328,294)	-	(328,294)	-

	Total Credit Contracts	(339,825)	-	(339,825)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(9,501,205)	-	(9,501,205)	-
	Written Options	(63,882)	-	(63,882)	-

	Total Foreign Currency Contracts	(9,565,087)	-	(9,565,087)	-

	Interest Rate Contracts
	Futures	(345,592)	(345,592)	-	-
	Written Options	(795,383)	-	(795,383)	-
	Swaps	(7,173,495)	-	(7,173,495)	-

	Total Interest Rate Contracts	(8,314,470)	(345,592)	(7,968,878)	-

	Total Liabilities - Derivatives	(18,219,382)	(345,592)	(17,873,790)	-

	Total Liabilities	(87,794,548)	(345,592)	(87,448,956)	-

	Total	$1,196,101,834	($133,222)	$1,196,228,921	$6,135

Certain liabilities of the Fund are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2017, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-buyback Financing Transactions	($837,221,205)	$-	($837,221,205)	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 4.1%

Basic Materials - 0.8%

ArcelorMittal (Luxembourg) 7.750% due 10/15/39	$310,000	$353,400
Barrick Gold Corp (Canada) 4.100% due 05/01/23	1,200,000	1,288,231
Teck Resources Ltd (Canada) 3.750% due 02/01/23	230,000	224,250

		1,865,881

Energy - 3.3%

Anadarko Petroleum Corp 6.600% due 03/15/46	910,000	1,102,019
Apache Corp
4.750% due 04/15/43	1,120,000	1,125,401
5.100% due 09/01/40	160,000	165,155
BP Capital Markets PLC (United Kingdom) 3.588% due 04/14/27	1,160,000	1,169,120
Devon Energy Corp 5.850% due 12/15/25	1,120,000	1,286,715
Noble Energy Inc 5.250% due 11/15/43	1,100,000	1,147,999
Occidental Petroleum Corp 3.000% due 02/15/27	270,000	260,795
Targa Resources Partners LP 5.375% due 02/01/27 ~	440,000	457,600
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	540,000	694,460
WPX Energy Inc 7.500% due 08/01/20	310,000	330,150

		7,739,414

Total Corporate Bonds & Notes (Cost $9,510,392)		9,605,295

U.S. TREASURY OBLIGATIONS - 91.4%

U.S. Treasury Inflation Protected Securities - 91.4%

0.125% due 04/15/19 ^	10,366,800	10,525,529
0.125% due 04/15/20 ^	9,771,366	9,923,887
0.125% due 04/15/21 ^	7,703,638	7,787,824
0.125% due 07/15/22 ^	34,552,227	34,855,539
0.125% due 01/15/23 ^	10,965,904	10,972,294
0.125% due 07/15/24 ^	12,583,269	12,481,637
0.375% due 07/15/23 ^	9,066,277	9,218,028
0.625% due 01/15/24 ^	11,306,129	11,587,881
0.625% due 01/15/26 ^	11,239,910	11,453,243
0.750% due 02/15/42 ^	4,147,570	3,996,134
0.750% due 02/15/45 ^	103,105	98,348
1.375% due 02/15/44 ^	11,886,596	13,130,255
1.750% due 01/15/28 ^	7,722,403	8,746,888
2.000% due 01/15/26 ^	2,935,872	3,334,361
2.125% due 02/15/40 ^	4,866,400	6,152,489
2.125% due 02/15/41 ^	3,237,375	4,111,935
2.375% due 01/15/25 ^	13,505,576	15,595,216
2.500% due 01/15/29 ^	8,711,934	10,670,413
3.625% due 04/15/28 ^	15,529,543	20,677,805
3.875% due 04/15/29 ^	4,580,715	6,346,745

		211,666,451

Total U.S. Treasury Obligations (Cost $213,204,118)		211,666,451

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 1.7%

Italy Buoni Poliennali Del Tesoro (Italy) 3.100% due 09/15/26 ^ ~	EUR 3,188,640	$4,005,704

Total Foreign Government Bonds & Notes (Cost $3,994,856)		4,005,704

SHORT-TERM INVESTMENTS - 69.1%

Certificates of Deposit - 4.3%

Sumitomo Trust & Banking Co (Japan) 0.910% due 04/04/17	$10,000,000	10,000,060

Commercial Paper - 43.2%

Bank Nederlandse Gemeenten NV (Netherlands) 0.913% due 04/03/17	10,000,000	9,999,317
Canadian Imperial Bank of Commerce (Canada) 0.852% due 04/04/17	10,000,000	9,999,013
DBS Bank Ltd (Singapore) 0.892% due 04/04/17	10,000,000	9,999,079
Nestle Finance International Ltd (Switzerland) 0.781% due 04/04/17	10,000,000	9,999,192
Novartis Finance Corp 0.821% due 04/05/17	10,000,000	9,998,888
Sumitomo Mistsui Banking Corp (Japan) 0.933% due 04/04/17	10,000,000	9,999,049
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 0.923% due 04/04/17	10,000,000	9,998,998
United Overseas Bank Ltd (Singapore) 0.953% due 04/04/17	10,000,000	9,999,079
United Parcel Services Inc 0.750% due 04/04/17	10,000,000	9,999,121
Wal-Mart Stores Inc 0.771% due 04/04/17	10,000,000	9,999,154

		99,990,890

U.S. Government Agency Issue - 21.6%

Federal Home Loan Bank 0.608% due 04/04/17	50,000,000	49,999,050

Total Short-Term Investments (Cost $159,990,467)		159,990,000

TOTAL INVESTMENTS - 166.3% (Cost $386,699,833)		385,267,450

OTHER ASSETS & LIABILITIES, NET - (66.3%)		(153,633,573)

NET ASSETS - 100.0%		$231,633,877

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds (06/17)	38	$5,174
U.S. Treasury Ultra Long Bonds (06/17)	16	14,536

		19,710

Short Futures Outstanding
U.S. Treasury 5-Year Notes (06/17)	437	61,736
U.S. Treasury 10-Year Notes (06/17)	57	(23,905)

		37,831

Total Futures Contracts		$57,541

(b)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedule of Investments) outstanding during the three-month period ended March 31, 2017 was $15,785,908 at a weighted average interest rate of 0.110%.

(c)	Forward foreign currency contracts outstanding as of March 31, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	20,000	USD	15,253	04/17	BRC	($210)
USD	4,075,438	EUR	3,800,793	04/17	CIT	17,872

Total Forward Foreign Currency Contracts						$17,662

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$9,605,295	$-	$9,605,295	$-
	U.S. Treasury Obligations	211,666,451	-	211,666,451	-
	Foreign Government Bonds & Notes	4,005,704	-	4,005,704	-
	Short-Term Investments	159,990,000	-	159,990,000	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	17,872	-	17,872	-
	Interest Rate Contracts
	Futures	81,446	81,446	-	-

	Total Asset - Derivatives	99,318	81,446	17,872	-

	Total Assets	385,366,768	81,446	385,285,322	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(210)	-	(210)	-
	Interest Rate Contracts
	Futures	(23,905)	(23,905)	-	-

	Total Liabilities - Derivatives	(24,115)	(23,905)	(210)	-

	Total Liabilities	(24,115)	(23,905)	(210)	-

	Total	$385,342,653	$57,541	$385,285,112	$-

Certain liabilities of the Fund are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2017, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Line of Credit Outstanding	($5,560,536)	$-	($5,560,536)	$-
	Sale-buyback Financing Transactions	(158,940,807)	-	(158,940,807)	-

	Totals	($164,501,343)	$-	($164,501,343)	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 34.5%

Basic Materials - 0.0%

Rohm & Haas Co 6.000% due 09/15/17	$368,000	$375,287

Communications - 2.0%

Altice Luxembourg SA (Luxembourg) 7.250% due 05/15/22 ~	EUR 5,012,000	5,666,416
AT&T Inc
1.617% due 01/15/20 §	$9,500,000	9,566,623
4.450% due 05/15/21	5,000,000	5,330,095
CBS Radio Inc 7.250% due 11/01/24 ~	5,300,000	5,578,250
Qwest Corp 6.875% due 09/15/33	1,178,000	1,175,741
Sprint Capital Corp 6.900% due 05/01/19	3,500,000	3,745,000
Verizon Communications Inc
1.506% due 06/09/17 §	17,900,000	17,910,579
3.000% due 11/01/21	2,800,000	2,813,899
3.500% due 11/01/24	11,200,000	11,123,213

		62,909,816

Consumer, Cyclical - 1.4%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	2,146,957	2,171,110
American Airlines Pass-Through Trust ‘A’ 3.250% due 04/15/30	3,000,000	2,902,500
American Airlines Pass-Through Trust ‘AA’ 3.000% due 04/15/30	3,400,000	3,259,750
Continental Airlines Pass-Through Trust ‘A’ 7.250% due 05/10/21	3,358,105	3,731,694
CVS Health Corp
2.800% due 07/20/20	3,300,000	3,357,450
3.875% due 07/20/25	1,534,000	1,583,129
Daimler Finance North America LLC (Germany) 2.000% due 08/03/18 ~	8,000,000	8,020,040
Ford Motor Credit Co LLC
1.626% due 09/08/17 §	2,300,000	2,301,702
2.240% due 06/15/18	1,900,000	1,906,956
General Motors Financial Co Inc
3.150% due 01/15/20	5,200,000	5,291,905
3.200% due 07/13/20	4,600,000	4,682,170
Newell Brands Inc 3.850% due 04/01/23	1,700,000	1,761,873
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	2,900,000	2,883,212

		43,853,491

Consumer, Non-Cyclical - 1.4%

AbbVie Inc 2.300% due 05/14/21	4,500,000	4,447,391
Actavis Funding SCS 3.000% due 03/12/20	3,000,000	3,051,342
Aetna Inc 1.700% due 06/07/18	7,000,000	7,001,813
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	1,000,000	1,018,957
Baxalta Inc 1.936% due 06/22/18 §	8,300,000	8,309,669
Reynolds American Inc 4.450% due 06/12/25	4,200,000	4,427,951

	Principal Amount	Value
Valeant Pharmaceuticals International Inc
4.500% due 05/15/23 ~	EUR 9,000,000	$7,094,469
5.375% due 03/15/20 ~	$5,000,000	4,493,750
Whole Foods Market Inc 5.200% due 12/03/25	200,000	212,702
Zimmer Biomet Holdings Inc 2.700% due 04/01/20	6,000,000	6,045,948

		46,103,992

Energy - 0.9%

CNPC General Capital Ltd (China) 1.936% due 05/14/17 § ~	6,700,000	6,702,177
Energy Transfer Partners LP
4.050% due 03/15/25	3,600,000	3,571,693
4.900% due 03/15/35	1,800,000	1,727,240
Genesis Energy LP 6.750% due 08/01/22	3,000,000	3,108,000
Kinder Morgan Energy Partners LP 9.000% due 02/01/19	2,259,000	2,527,853
Odebrecht Drilling Norbe VIII/IX Ltd (Brazil) 6.350% due 06/30/22 ~	3,146,000	1,738,165
Petrobras Global Finance BV (Brazil)
5.375% due 01/27/21	1,300,000	1,342,031
8.375% due 05/23/21	500,000	566,875
Plains All American Pipeline LP 2.600% due 12/15/19	2,250,000	2,249,896
Regency Energy Partners LP 5.000% due 10/01/22	4,100,000	4,364,352
Sabine Pass Liquefaction LLC 5.625% due 04/15/23	1,750,000	1,900,693
Williams Partners LP 4.875% due 05/15/23	500,000	515,128

		30,314,103

Financial - 27.9%

AerCap Ireland Capital DAC (Netherlands)
4.500% due 05/15/21	6,900,000	7,239,052
5.000% due 10/01/21	1,200,000	1,285,684
Ally Financial Inc 3.250% due 02/13/18	1,500,000	1,513,575
alstria office REIT-AG (Germany) 2.125% due 04/12/23 ~	EUR 2,300,000	2,585,881
Banco Espirito Santo SA (Portugal)
2.625% due 05/08/17 * Y ~	1,000,000	317,373
4.750% due 01/15/18 * Y ~	5,600,000	1,777,288
Banco Santander Mexico SA (Mexico) 4.125% due 11/09/22 ~	$6,300,000	6,381,900
Banco Santander SA (Spain) 6.250% due 09/11/21 § ~	EUR 1,100,000	1,162,478
Bank of America Corp
2.151% due 11/09/20	$5,200,000	5,156,788
2.625% due 04/19/21	4,000,000	3,993,592
2.650% due 04/01/19	4,000,000	4,048,004
3.300% due 01/11/23	1,480,000	1,490,933
4.000% due 04/01/24	5,800,000	6,022,082
5.650% due 05/01/18	5,000,000	5,203,225
6.000% due 09/01/17	2,900,000	2,952,412
6.875% due 04/25/18	10,100,000	10,630,391
Bank of America NA
1.431% due 06/15/17 §	9,600,000	9,601,805
1.458% due 05/08/17 §	4,400,000	4,401,971
1.550% due 06/05/17 §	7,500,000	7,505,558
Barclays Bank PLC (United Kingdom)
7.750% due 04/10/23 §	1,300,000	1,368,900
10.179% due 06/12/21 ~	19,400,000	24,347,698
Barclays PLC (United Kingdom)
2.635% due 01/10/23 §	7,600,000	7,686,176
6.500% due 09/15/19 §	EUR 5,900,000	6,412,259
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$1,200,000	1,320,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Blackstone CQP Holdco LP 6.500% due 03/20/21 ~	$11,200,000	$11,249,022
BRFkredit AS (Denmark)
1.000% due 01/01/18 ~	DKK 110,800,000	16,058,548
1.000% due 10/01/18	153,500,000	22,499,099
4.000% due 01/01/18	79,100,000	11,730,804
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	$8,200,000	8,932,965
CIT Group Inc
4.250% due 08/15/17	5,580,000	5,635,800
5.250% due 03/15/18	2,500,000	2,570,313
6.625% due 04/01/18 ~	400,000	417,500
Citigroup Inc
1.700% due 04/27/18	3,900,000	3,902,504
1.800% due 01/10/20 §	9,600,000	9,635,971
2.032% due 06/07/19 §	3,900,000	3,937,401
2.050% due 06/07/19	2,000,000	1,999,166
2.350% due 08/02/21	4,000,000	3,941,572
2.485% due 09/01/23 §	7,600,000	7,821,000
2.650% due 10/26/20	4,000,000	4,028,752
Cooperatieve Rabobank UA (Netherlands) 11.000% due 06/30/19 § ~	8,500,000	9,955,625
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.314% due 04/16/21 §	5,500,000	5,773,075
3.800% due 09/15/22	11,000,000	11,170,280
3.800% due 06/09/23	6,200,000	6,231,453
Deutsche Bank AG (Germany)
2.944% due 05/10/19 §	13,700,000	13,940,435
4.250% due 10/14/21 ~	3,500,000	3,590,360
6.000% due 09/01/17	2,400,000	2,442,031
Discover Bank 2.600% due 11/13/18	3,200,000	3,230,829
Essex Portfolio LP REIT 3.375% due 04/15/26	5,200,000	5,061,696
HCP Inc REIT 4.000% due 12/01/22	3,900,000	4,027,347
Hospitality Properties Trust REIT 4.250% due 02/15/21	2,500,000	2,599,533
HSBC Holdings PLC (United Kingdom)
2.650% due 01/05/22 §	9,300,000	9,568,491
3.346% due 03/08/21 §	5,600,000	5,900,838
3.400% due 03/08/21	7,000,000	7,162,323
Huntington Bancshares Inc 3.150% due 03/14/21	9,000,000	9,163,089
International Lease Finance Corp 6.250% due 05/15/19	5,400,000	5,820,865
JPMorgan Chase & Co
0.817% due 05/30/17 §	GBP 2,500,000	3,132,765
2.400% due 06/07/21	$6,000,000	5,968,812
2.550% due 03/01/21	7,200,000	7,205,998
3.900% due 07/15/25	11,400,000	11,794,987
LeasePlan Corp NV (Netherlands) 2.875% due 01/22/19 ~	8,000,000	8,037,032
Lloyds Bank PLC (United Kingdom) 12.000% due 12/16/24 § ~	5,300,000	7,136,450
Manulife Financial Corp (Canada) 4.150% due 03/04/26	2,000,000	2,108,268
Mizuho Bank Ltd (Japan) 1.603% due 09/25/17 § ~	10,700,000	10,711,770
Morgan Stanley
2.125% due 04/25/18	300,000	301,227
2.210% due 01/20/22 §	9,600,000	9,699,418
2.318% due 04/25/18 §	2,000,000	2,021,062
3.875% due 01/27/26	4,000,000	4,060,324
National Australia Bank Ltd (Australia)
1.432% due 06/30/17 § ~	25,900,000	25,917,897
2.250% due 03/16/21 ~	7,700,000	7,663,456
Navient Corp 5.500% due 01/15/19	700,000	726,950

	Principal Amount	Value
Nordea Kredit Realkreditaktieselskab (Denmark) 1.000% due 04/01/18	DKK 50,000,000	$7,259,393
Nykredit Realkredit AS (Denmark)
1.000% due 04/01/17	12,700,000	1,823,041
1.000% due 01/01/18	41,000,000	5,951,067
1.000% due 04/01/18	276,000,000	40,209,498
1.000% due 07/01/18	55,000,000	8,033,663
2.000% due 04/01/17	38,800,000	5,563,429
2.000% due 10/01/17	30,300,000	4,398,345
2.000% due 04/01/18	29,100,000	4,280,153
OneMain Financial Holdings LLC
6.750% due 12/15/19 ~	$1,400,000	1,468,250
7.250% due 12/15/21 ~	1,300,000	1,368,250
Piper Jaffray Cos 5.060% due 10/09/18 ~	2,000,000	2,045,000
Principal Life Global Funding II 1.200% due 05/19/17 ~	17,500,000	17,496,745
Realkredit Danmark AS (Denmark)
1.000% due 04/01/17	DKK 136,400,000	19,560,068
1.000% due 01/01/18	20,000,000	2,905,615
1.000% due 04/01/18	335,300,000	48,866,322
2.000% due 04/01/17	313,300,000	44,942,439
2.000% due 01/01/18	57,000,000	8,326,965
2.000% due 04/01/18	35,500,000	5,217,847
Regions Financial Corp 3.200% due 02/08/21	$5,800,000	5,902,834
Royal Bank of Canada (Canada) 2.300% due 03/22/21	7,700,000	7,711,750
Royal Bank of Scotland Group PLC (United Kingdom)
2.500% due 03/22/23 ~	EUR 4,900,000	5,417,264
6.990% due 10/05/17 § ~	$8,500,000	9,605,000
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	4,500,000	4,445,487
Simon Property Group LP REIT 2.500% due 09/01/20	6,400,000	6,460,422
Springleaf Finance Corp 8.250% due 12/15/20	4,000,000	4,380,000
Sumitomo Mitsui Banking Corp (Japan) 1.695% due 10/19/18 §	10,000,000	10,029,520
Sumitomo Mitsui Trust Bank Ltd (Japan) 2.050% due 03/06/19 ~	8,000,000	7,989,888
Synchrony Financial 2.438% due 11/09/17 §	6,000,000	6,034,032
The Bank of Nova Scotia (Canada) 1.250% due 04/11/17	26,700,000	26,700,080
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 2.141% due 09/14/18 § ~	7,500,000	7,552,148
The Bear Stearns Cos LLC
6.400% due 10/02/17	17,200,000	17,614,778
7.250% due 02/01/18	10,900,000	11,393,312
The Goldman Sachs Group Inc
1.720% due 05/22/17 §	16,600,000	16,613,977
2.331% due 09/15/20 §	8,400,000	8,525,782
The Toronto-Dominion Bank (Canada) 2.250% due 03/15/21 ~	7,700,000	7,680,865
UBS AG (Switzerland)
1.615% due 06/01/17 §	4,500,000	4,503,389
1.905% due 06/01/20 §	1,700,000	1,706,708
UBS Group Funding Jersey Ltd (Switzerland)
3.000% due 04/15/21 ~	8,000,000	8,020,664
4.125% due 04/15/26 ~	7,100,000	7,230,384
Wells Fargo & Co 7.980% due 03/15/18 §	18,600,000	19,390,500
Wells Fargo Bank NA 1.750% due 12/06/19 §	5,000,000	5,039,440

		890,554,442

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Industrial - 0.1%

Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17 ~	EUR 3,400,000	$3,486,568
Norfolk Southern Corp 2.903% due 02/15/23	$1,000,000	996,108

		4,482,676

Technology - 0.2%

Diamond 1 Finance Corp 5.450% due 06/15/23 ~	6,500,000	7,021,287

Utilities - 0.6%

Dynegy Inc
6.750% due 11/01/19	12,500,000	12,906,250
7.375% due 11/01/22	3,300,000	3,283,500
7.625% due 11/01/24	1,600,000	1,534,000

		17,723,750

Total Corporate Bonds & Notes (Cost $1,101,100,982)		1,103,338,844

SENIOR LOAN NOTES - 0.1%

Communications - 0.1%

CBS Radio Inc Term B 4.500% due 10/17/23 §	1,716,005	1,734,452

Total Senior Loan Notes (Cost $1,707,886)		1,734,452

MORTGAGE-BACKED SECURITIES - 55.3%

Collateralized Mortgage Obligations - Commercial - 2.0%

BAMLL Commercial Mortgage Securities Trust 2.812% due 12/15/33 § ~	7,700,000	7,743,728
Bcrr Trust 5.858% due 07/17/40 § ~	3,078,202	3,077,284
Bear Stearns Commercial Mortgage Securities Trust 5.700% due 06/11/50	4,832,796	4,891,146
Capmark Mortgage Securities Inc (IO) 1.072% due 05/15/35 §	311,248	3,081
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	5,613,000	5,617,228
Citigroup Commercial Mortgage Trust 2.984% due 11/15/49	8,000,000	7,981,396
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.287% due 08/25/22 §	21,774,566	1,235,127
GS Mortgage Securities Trust 3.602% due 10/10/49 § ~	7,000,000	6,791,184
JP Morgan Chase Commercial Mortgage Securities Trust
2.362% due 10/15/33 § ~	6,000,000	6,055,734
5.829% due 02/12/49 §	1,169,462	1,168,397
JPMCC Re-REMIC Trust 2.362% due 01/15/33 § ~	7,661,513	7,676,798
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 §	1,059,339	1,075,358
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49	4,209,530	4,248,539
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	7,000,000	7,183,839
Morgan Stanley Re-REMIC Trust 5.949% due 08/12/45 § ~	44,102	44,068

		64,792,907

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 6.1%

Alternative Loan Trust
1.158% due 02/20/47 §	$6,834,993	$4,986,500
1.172% due 10/25/46 §	633,347	625,333
1.262% due 02/25/37 §	187,256	154,846
1.292% due 10/25/35 §	163,136	143,902
Alternative Loan Trust (IO) 4.018% due 05/25/35 §	2,820,030	247,055
Banc of America Funding Trust
0.990% due 08/25/47 § ~	10,369,036	8,440,596
3.080% due 02/20/36 §	1,669,124	1,654,160
Banc of America Mortgage Trust 6.000% due 05/25/37	5,154,036	4,282,507
BCAP LLC Trust
5.080% due 03/26/37 § ~	595,304	585,324
5.250% due 02/26/36 ~	2,317,228	1,948,465
5.250% due 08/26/37 ~	3,899,322	4,025,479
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/35 §	18,196	18,453
3.074% due 08/25/33 §	1,947,986	1,945,993
Bear Stearns ALT-A Trust
1.822% due 11/25/34 §	320,989	315,226
3.239% due 01/25/36 §	3,278,622	2,863,429
Bear Stearns Structured Products Inc Trust
3.289% due 12/26/46 §	1,083,184	870,144
3.504% due 01/26/36 §	1,477,844	1,268,599
ChaseFlex Trust 4.840% due 09/25/36 §	6,130,503	5,892,247
Citigroup Mortgage Loan Trust 3.067% due 08/25/35 §	569,922	397,053
Countrywide Home Loan Mortgage Pass-Through Trust
1.622% due 03/25/35 §	1,093,477	992,245
3.155% due 08/25/34 §	170,763	147,112
3.252% due 05/20/34 §	1,189,699	1,139,320
6.500% due 10/25/37	1,819,727	1,627,886
Credit Suisse First Boston Mortgage Securities Corp 1.423% due 03/25/32 § ~	209,655	196,052
Downey Savings & Loan Association Mortgage Loan Trust 2.881% due 07/19/44 §	899,445	893,625
Fannie Mae
1.042% due 07/25/37 §	280,270	274,655
1.378% due 04/18/28 §	85,421	86,213
1.428% due 10/18/30 §	562	565
1.582% due 05/25/40 §	2,407,556	2,422,138
5.000% due 03/25/21	21,505	22,330
6.185% due 10/25/42 §	808,374	954,931
Fannie Mae (IO)
5.718% due 10/25/35 §	5,433	865
FHLMC-GNMA 7.500% due 09/20/26	160,766	184,982
First Horizon Alternative Mortgage Securities Trust
3.017% due 06/25/34 §	4,017,773	3,936,064
3.023% due 03/25/35 §	1,170,276	901,198
6.000% due 01/25/35	52,828	52,206
Freddie Mac
1.262% due 12/15/29 §	14,353	14,350
1.312% due 06/15/41 §	8,327,472	8,351,394
7.000% due 09/15/21	14,924	15,898
7.500% due 01/15/23	393,952	432,208
Freddie Mac Structured Pass-Through Certificates
1.814% due 10/25/44 §	1,583,802	1,600,694
2.014% due 07/25/44 §	8,048,744	8,099,094

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association
1.150% due 10/20/66 §	$4,540,872	$4,541,869
1.330% due 05/20/65 §	2,031,711	2,010,499
1.380% due 07/20/65 - 08/20/65 §	13,671,063	13,561,345
1.430% due 07/20/63 §	12,891,587	12,900,180
1.530% due 01/20/66 §	8,864,598	8,857,942
Great Hall Mortgages No 1 PLC (United Kingdom) 1.282% due 06/18/39 § ~	6,662,709	6,439,668
GreenPoint Mortgage Funding Trust 1.252% due 11/25/45 §	63,456	55,150
HarborView Mortgage Loan Trust 0.938% due 05/25/38 §	2,162,696	1,738,898
Impac CMB Trust 1.522% due 05/25/35 §	110,746	106,305
Impac Secured Assets Trust 1.152% due 01/25/37 §	1,140,596	1,054,047
IndyMac ARM Trust 2.203% due 01/25/32 §	25,085	24,391
JP Morgan Alternative Loan Trust 6.000% due 12/27/36 ~	1,914,685	1,559,526
JP Morgan Mortgage Trust 1.282% due 10/25/35 §	3,612,093	2,757,258
Lehman Mortgage Trust 5.750% due 02/25/37	10,949,863	9,524,388
Marche Mutui SARL (Italy) 1.922% due 01/27/64 § ~	EUR 1,994,996	2,143,299
MASTR Adjustable Rate Mortgages Trust 3.064% due 04/21/34 §	$42,169	42,866
MASTR Alternative Loan Trust 1.382% due 03/25/36 §	775,947	165,754
Merrill Lynch Alternative Note Asset Trust 0.958% due 04/25/37 §	2,554,514	2,511,935
Merrill Lynch Mortgage Investors Trust
1.232% due 11/25/35 §	71,430	67,669
2.841% due 06/25/35 §	79,578	78,015
PHH Alternative Mortgage Trust 1.142% due 02/25/37 §	19,826,292	16,793,426
Provident Funding Mortgage Loan Trust 3.207% due 04/25/34 §	4,910	4,903
RALI Trust 6.250% due 01/25/37	1,632,016	1,316,706
RBSSP Resecuritization Trust 6.250% due 12/26/36 § ~	771,498	482,186
Reperforming Loan REMIC Trust 1.322% due 06/25/35 § ~	2,971,774	2,723,896
Residential Asset Securitization Trust (IO) 3.968% due 11/25/35 §	3,606,372	543,765
Residential Funding Mortgage Securities I Trust 3.504% due 09/25/35 §	832,027	658,627
Residential Mortgage Securities PLC (United Kingdom) 1.494% due 06/15/46 § ~	GBP 2,152,561	2,718,086
ResLoC UK PLC (United Kingdom) 0.174% due 12/15/43 § ~	EUR 3,485,011	3,548,645
Sequoia Mortgage Trust 1.328% due 07/20/33 §	$883,959	833,307
Structured Adjustable Rate Mortgage Loan Trust 3.113% due 01/25/35 §	457,632	431,439
Structured Asset Mortgage Investments II Trust
1.192% due 05/25/36 §	1,268,977	975,259
1.212% due 02/25/36 §	1,802,713	1,535,142
1.228% due 07/19/35 §	302,350	284,378
1.262% due 02/25/36 §	1,272,552	1,090,959
1.442% due 05/25/45 §	302,759	267,459

	Principal Amount	Value
Structured Asset Mortgage Investments Trust 1.638% due 09/19/32 §	$88,021	$85,966
Suntrust Alternative Loan Trust (IO) 4.118% due 12/25/35 §	8,399,852	906,421
WaMu Mortgage Pass-Through Certificates Trust
1.252% due 12/25/45 §	72,106	68,974
1.272% due 10/25/45 §	76,901	75,366
2.038% due 08/25/42 §	45,131	43,318
Washington Mutual Mortgage Pass-Through Certificates Trust
1.468% due 11/25/46 §	2,110,367	1,554,555
5.750% due 01/25/36	2,791,841	2,446,271
6.000% due 07/25/36	3,152,630	2,718,224
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
3.868% due 11/25/35 §	18,034,931	2,710,223
3.968% due 11/25/35 §	4,745,890	650,247
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 3.100% due 02/25/33 §	47,721	48,034
Wells Fargo Mortgage-Backed Securities Trust
3.029% due 12/25/34 §	445,458	438,628
3.069% due 10/25/33 §	92,880	94,034
3.096% due 04/25/36 §	1,117,679	1,119,156
3.106% due 07/25/36 §	3,468,651	3,348,784
3.170% due 03/25/36 §	143,757	137,518
3.338% due 04/25/36 §	85,897	6,321

		193,812,563

Fannie Mae - 43.0%

1.814% due 08/01/42 - 10/01/44 §	1,308,518	1,333,600
1.848% due 03/01/33 §	360,170	375,154
2.310% due 08/01/22	1,200,000	1,191,893
2.423% due 02/01/33 §	352,269	369,782
2.555% due 04/01/34 §	57,659	58,333
2.595% due 04/01/27 §	8,988	9,079
2.615% due 01/01/25 §	45,388	46,695
2.618% due 07/01/35 §	1,721,618	1,823,190
2.663% due 07/01/33 §	19,922	20,753
2.675% due 02/01/33 §	5,216	5,476
2.682% due 04/01/35 §	643,033	676,116
2.695% due 01/01/23 §	50,515	52,120
2.696% due 12/01/22 §	14,270	14,718
2.700% due 11/01/23 §	58	58
2.705% due 08/01/35 §	530,115	556,767
2.712% due 01/01/34 §	12,334	12,996
2.724% due 09/01/35 §	265,731	275,683
2.729% due 03/01/34 §	13,774	14,553
2.741% due 07/01/33 §	42,900	45,315
2.797% due 01/01/36 §	79,011	83,155
2.803% due 09/01/33 §	40,188	41,760
2.838% due 12/01/34 §	1,692,880	1,775,073
2.865% due 08/01/34 §	756	798
2.870% due 09/01/27	4,800,000	4,742,341
2.884% due 08/01/36 §	576,430	607,279
2.942% due 11/01/34 §	3,641,498	3,863,882
2.981% due 12/01/34 §	5,575	5,882
3.000% due 04/01/27 - 05/01/47	276,658,636	274,281,193
3.132% due 11/01/34 §	6,862	7,217
3.169% due 05/01/36 §	35,817	37,608
3.215% due 09/01/35 §	112,543	118,679
3.305% due 03/01/33 §	15,607	16,323
3.330% due 11/01/21	361,349	375,308
3.500% due 04/01/32 - 06/01/47	537,000,000	548,702,641
3.500% due 06/01/34 §	4,833	5,109
3.567% due 05/01/36 §	29,254	31,081
3.626% due 05/01/36 §	1,134,357	1,210,539

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
4.000% due 07/01/18 - 05/01/47	$341,423,715	$357,731,881
4.500% due 03/01/18 - 05/01/47	97,417,496	104,253,167
4.742% due 09/01/34 §	271,174	284,746
5.000% due 01/01/23 - 05/01/47	32,171,348	35,137,026
5.500% due 08/01/18 - 09/01/41	22,397,073	24,076,680
6.000% due 07/01/17 - 04/01/47	9,319,288	10,567,581
6.500% due 05/01/17 - 09/01/37	1,110,070	1,247,770
7.500% due 01/01/33	27,376	32,592
8.000% due 05/01/30 - 08/01/30	5,503	5,653
8.500% due 07/01/32	2,988	3,239

		1,376,128,484

Federal Housing Authority - 0.0%

6.896% due 07/01/20	40,412	39,381
7.430% due 10/01/20	9,936	9,683

		49,064

Freddie Mac - 2.8%

2.594% due 09/01/35 §	340,228	357,387
2.750% due 07/01/32 §	9,363	9,756
2.762% due 01/01/28 §	7,021	7,228
2.863% due 05/01/23 §	3,187	3,284
2.875% due 05/01/32 §	3,193	3,283
2.905% due 03/01/32 §	57,323	60,417
2.933% due 03/01/32 §	78,434	82,553
2.941% due 06/01/17 §	55	55
3.500% due 05/01/47	37,000,000	37,768,905
4.000% due 05/01/47	19,000,000	19,889,141
4.500% due 05/01/47	20,000,000	21,398,827
5.500% due 03/01/23 - 05/01/40	7,835,816	8,756,432
6.000% due 11/01/18 - 10/01/22	347,663	392,725
6.500% due 05/01/17	352	352
7.000% due 10/01/37	56,845	64,070

		88,794,415

Government National Mortgage Association - 1.4%

2.000% due 01/20/23 - 03/20/33 §	808,815	832,307
2.125% due 05/20/22 - 09/20/32 §	1,501,765	1,544,419
2.250% due 12/20/22 - 12/20/32 §	664,687	684,468
2.500% due 11/20/24 - 03/20/29 §	62,285	63,470
2.625% due 09/20/22 - 07/20/24 §	48,671	48,928
2.750% due 11/20/24 §	78,112	80,507
3.000% due 08/20/20 §	22,855	22,863
3.500% due 05/01/47	6,000,000	6,209,883
4.000% due 03/15/44 - 05/01/47	25,791,731	27,195,573
5.000% due 05/15/33 - 11/15/41	6,486,828	7,150,058
6.000% due 06/15/38 - 09/15/38	19,676	22,309
7.500% due 07/15/31 - 12/15/31	37,512	45,326
8.000% due 12/15/29 - 08/15/32	284,031	314,863
8.500% due 08/15/22 - 12/15/30	321,976	335,547
9.000% due 02/15/20 - 04/15/20	3,547	3,752
10.000% due 07/15/22 - 02/15/25	1,746	1,853

		44,556,126

Total Mortgage-Backed Securities (Cost $1,749,059,233)		1,768,133,559

ASSET-BACKED SECURITIES - 11.3%

ABFC Trust 1.532% due 07/25/35 §	5,600,000	4,683,715
ACE Securities Corp Home Equity Loan Trust 1.642% due 11/25/35 §	1,956,256	1,943,036
Ares XXIX CLO Ltd (Cayman) 2.220% due 04/17/26 § ~	8,000,000	8,007,586
Argent Securities Inc Asset-Backed Pass-Through Certificates 1.362% due 02/25/36 §	2,746,301	2,095,791
Bear Stearns Asset-Backed Securities I Trust 1.092% due 04/25/31 §	685,885	727,943

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust 3.082% due 03/25/35 §	$3,402,489	$3,403,790
Carlyle Global Market Strategies CLO Ltd (Cayman) 2.298% due 10/16/25 § ~	3,600,000	3,600,000
Catamaran CLO Ltd (Cayman) 2.424% due 10/18/26 § ~	6,000,000	6,007,205
Cent CLO 21 Ltd (Cayman) 0.000% due 07/27/26 § ~	8,000,000	8,006,574
Chase Issuance Trust 1.212% due 01/18/22 §	8,000,000	8,030,003
CIFC Funding Ltd CLO (Cayman) 2.423% due 01/17/27 § ~	9,200,000	9,266,485
CIT Mortgage Loan Trust 2.332% due 10/25/37 § ~	8,156,959	8,118,985
Citigroup Mortgage Loan Trust
1.122% due 12/25/36 §	6,681,922	6,449,595
1.132% due 12/25/36 §	12,870,105	6,855,059
1.142% due 12/25/36 § ~	3,125,521	1,930,995
Countrywide Asset-Backed Certificates
1.112% due 12/25/36 §	7,103,376	7,043,138
1.122% due 06/25/47 §	9,537,324	7,353,075
1.132% due 05/25/37 §	2,860,745	2,727,584
1.432% due 03/25/47 § ~	2,652,666	1,541,104
CWABS Asset-Backed Certificates Trust
1.122% due 03/25/37 §	5,197,084	4,781,177
1.132% due 02/25/37 §	5,839,625	5,777,664
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	42,068	48,309
Dryden XXVIII Senior Loan Fund (Cayman) 2.139% due 08/15/25 § ~	6,000,000	6,006,000
EFS Volunteer No 2 LLC 1.862% due 07/26/27 § ~	1,997,693	2,002,657
FBR Securitization Trust 1.747% due 09/25/35 §	28,530,000	22,978,176
Flagship Credit Auto Trust 1.930% due 12/15/21 ~	10,643,102	10,643,447
Flagship VII Ltd (Cayman) 2.276% due 01/20/26 § # ~	7,000,000	7,000,144
Ford Credit Auto Lease Trust
1.116% due 11/15/19 §	6,200,000	6,201,092
1.560% due 11/15/19	4,600,000	4,601,535
Galaxy XVI CLO Ltd (Cayman) 2.278% due 11/16/25 § ~	5,800,000	5,801,625
Hillmark Funding Ltd (Cayman) 1.302% due 05/21/21 § ~	2,802,064	2,798,316
Home Equity Mortgage Loan Asset-Backed Trust 1.302% due 04/25/37 §	7,151,553	5,626,862
HSI Asset Securitization Corp Trust 1.312% due 02/25/36 §	1,100,000	896,893
Imc Home Equity Loan Trust 6.720% due 08/20/29 §	3,013	2,990
IXIS Real Estate Capital Trust 1.082% due 01/25/37 §	11,785,347	5,716,817
JMP Credit Advisors CLO III Ltd (Cayman) 2.263% due 10/17/25 § ~	8,100,000	8,100,982
Jubilee CDO BV (Netherlands) 0.023% due 07/30/24 § ~	EUR 967,812	1,031,111
Lehman ABS Mortgage Loan Trust 1.072% due 06/25/37 § ~	$1,476,591	936,620
Lehman XS Trust 1.152% due 02/25/37 §	7,376,163	4,430,629
Lockwood Grove CLO Ltd (Cayman) 2.508% due 04/25/25 § ~	7,700,000	7,696,236
Long Beach Mortgage Loan Trust 1.132% due 09/25/36 §	4,034,591	2,736,619
Malin CLO BV (Netherlands) 0.015% due 05/07/23 § ~	EUR 864,568	922,622

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Mastr Asset-Backed Securities Trust 1.232% due 04/25/36 §	$10,092,374	$4,605,741
Mid-State Trust VIII 7.791% due 03/15/38	384,290	415,360
Morgan Stanley ABS Capital I Inc Trust
1.162% due 03/25/37 §	3,357,760	1,790,543
1.202% due 11/25/36 §	8,382,802	5,269,657
1.232% due 03/25/37 §	5,622,296	3,023,999
Mountain Hawk II CLO Ltd (Cayman) 2.190% due 07/22/24 § ~	9,900,000	9,865,134
MP CLO III LTD (Cayman) 2.210% due 04/20/25 § ~	2,750,000	2,750,144
Navient Private Education Loan Trust 2.412% due 01/16/35 § ~	4,412,454	4,453,247
Neptuno CLO I BV (Netherlands) 0.010% due 05/24/23 § ~	EUR 1,204,777	1,285,640
Northwoods Capital X Ltd (Cayman) 0.000% due 11/04/25 § # ~	$5,000,000	5,000,000
Option One Mortgage Loan Trust 1.202% due 02/25/37 §	18,133,500	11,137,608
OZLM Funding IV Ltd (Cayman) 2.191% due 07/22/25 § ~	4,200,000	4,201,844
OZLM Funding V Ltd (Cayman) 2.673% due 01/17/26 § ~	8,100,000	8,111,422
Palmer Square CLO Ltd (Cayman) 2.378% due 10/17/27 § # ~	5,000,000	5,020,610
Park Place Securities Inc Asset-Backed Pass-Through Certificates 1.532% due 07/25/35 §	6,700,000	5,617,236
Penta CLO SA (Luxembourg) 0.067% due 06/04/24 § ~	EUR 76,343	81,392
People’s Choice Home Loan Securities Trust 1.502% due 12/25/35 §	$1,576,388	1,510,671
RAAC Trust 1.632% due 06/25/47 §	2,828,640	2,481,165
RASC Trust
1.142% due 11/25/36 §	1,145,701	1,067,672
1.392% due 01/25/36 §	3,500,000	3,408,200
Renaissance Home Equity Loan Trust 1.862% due 08/25/33 §	228,123	214,463
Saratoga Investment Corp CLO Ltd (Cayman) 2.580% due 10/20/25 § ~	7,000,000	7,046,661
Securitized Asset-Backed Receivables LLC Trust 1.642% due 08/25/35 §	11,877,269	7,609,733
SMB Private Education Loan Trust 1.230% due 06/17/24 § ~	4,800,000	4,801,526
Soundview Home Loan Trust 1.092% due 02/25/37 §	1,731,052	685,927
SpringCastle America Funding LLC 3.050% due 04/25/29 ~	6,692,522	6,741,931
Structured Asset Investment Loan Trust 1.292% due 01/25/36 §	10,000,000	8,005,259
Structured Asset Securities Corp Mortgage Loan Trust
1.152% due 12/25/36 §	854,920	763,879
1.252% due 03/25/36 §	2,500,000	1,945,140
Terwin Mortgage Trust 1.192% due 04/25/37 § ~	953,640	908,683
THL Credit Wind River CLO Ltd (Cayman) 2.290% due 04/18/26 § ~	6,600,000	6,604,802
TICP CLO II Ltd (Cayman) 2.316% due 07/20/26 § # ~	5,000,000	5,000,000
VOLT XL LLC 4.375% due 11/27/45 § ~	3,752,142	3,798,211

	Principal Amount	Value
VOLT XXXIX LLC 4.125% due 10/25/45 § ~	$3,468,205	$3,484,338
WhiteHorse VI Ltd (Cayman) 2.235% due 02/03/25 § ~	7,700,000	7,703,697

Total Asset-Backed Securities (Cost $355,453,769)		360,941,721

U.S. GOVERNMENT AGENCY ISSUES - 0.5%

Fannie Mae 5.375% due 06/12/17 ‡	5,300,000	5,346,253
Freddie Mac 1.250% due 10/02/19 ‡	10,950,000	10,891,844
United States Small Business Administration 6.120% due 09/01/21	146,062	154,463

Total U.S. Government Agency Issues (Cost $16,396,192)		16,392,560

U.S. TREASURY OBLIGATIONS - 20.9%

U.S. Treasury Bonds - 13.2%

2.250% due 08/15/46	15,400,000	13,029,247
2.500% due 02/15/45 ‡	1,300,000	1,168,071
2.500% due 02/15/46 ‡	4,800,000	4,301,251
2.750% due 08/15/42	26,200,000	24,977,508
2.750% due 11/15/42	37,700,000	35,899,570
2.875% due 05/15/43 ‡	8,700,000	8,470,772
2.875% due 08/15/45	70,800,000	68,662,280
3.000% due 05/15/42	20,300,000	20,296,833
3.000% due 11/15/44 ‡	51,100,000	50,865,451
3.125% due 02/15/42 ‡	8,000,000	8,185,784
3.125% due 02/15/43 ‡	1,900,000	1,937,740
3.125% due 08/15/44	49,500,000	50,460,052
3.375% due 05/15/44	22,600,000	24,116,234
3.625% due 08/15/43 ‡	5,400,000	6,012,776
3.750% due 11/15/43 ‡	28,300,000	32,201,212
4.250% due 05/15/39 ‡	4,900,000	5,983,934
4.375% due 11/15/39	30,300,000	37,633,424
4.375% due 05/15/40	9,300,000	11,547,438
4.500% due 08/15/39	7,700,000	9,725,008
4.625% due 02/15/40 ‡	5,500,000	7,064,491

		422,539,076

U.S. Treasury Inflation Protected Securities - 5.7%

0.125% due 07/15/26 ^ ‡	2,430,960	2,373,652
0.250% due 01/15/25 ^ ‡	615,048	610,254
0.375% due 07/15/25 ^ ‡	5,426,299	5,443,327
0.750% due 02/15/42 ^	4,083,100	3,934,018
1.000% due 02/15/46 ^	1,889,528	1,920,824
1.750% due 01/15/28 ^	81,020,504	91,735,089
2.500% due 01/15/29 ^	60,839,730	74,483,222
3.625% due 04/15/28 ^	900,684	1,198,698
3.875% due 04/15/29 ^	443,073	613,604

		182,312,688

U.S. Treasury Notes - 2.0%

2.250% due 01/31/24 ‡	6,700,000	6,720,019
2.250% due 02/15/27	30,700,000	30,313,046
2.500% due 05/15/24 ‡	26,900,000	27,378,632

		64,411,697

Total U.S. Treasury Obligations (Cost $678,689,010)		669,263,461

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 10.7%

Argentina Treasury Bills (Argentina) 3.371% due 04/13/18	$2,300,000	$2,222,375
Brazil Letras do Tesouro Nacional (Brazil)
9.468% due 04/01/18	BRL 268,600,000	78,358,340
9.643% due 01/01/18	212,200,000	63,224,497
10.182% due 10/01/17	241,600,000	73,492,133
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/23	112,800,000	36,191,518
Export-Import Bank of Korea (South Korea)
2.625% due 12/30/20	$16,500,000	16,582,269
4.000% due 01/29/21	1,800,000	1,885,279
Hydro-Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,451,260
Kuwait Government (Kuwait) 2.750% due 03/20/22 ~	8,000,000	8,021,600
Province of Ontario (Canada)
1.650% due 09/27/19	17,200,000	17,141,881
3.150% due 06/02/22	CAD 11,300,000	9,085,970
4.000% due 06/02/21	16,300,000	13,473,163
4.400% due 04/14/20	$2,400,000	2,572,073
Province of Quebec (Canada)
2.750% due 08/25/21	3,600,000	3,684,071
3.500% due 07/29/20	2,400,000	2,517,338
3.500% due 12/01/22	CAD 1,900,000	1,557,319
4.250% due 12/01/21	7,500,000	6,305,617
The Korea Development Bank (South Korea) 3.500% due 08/22/17	$3,100,000	3,122,651

Total Foreign Government Bonds & Notes (Cost $340,065,976)		340,889,354

MUNICIPAL BONDS - 1.4%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	4,600,000	7,096,604
California State Public Works Board ‘B2’ 7.804% due 03/01/35	4,700,000	6,455,121
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	6,200,000	7,732,020
Chicago Transit Authority IL ‘B’ 6.200% due 12/01/40	1,900,000	2,230,391
City of Chicago IL ‘B’
5.630% due 01/01/22	3,500,000	3,511,550
6.314% due 01/01/44	1,365,000	1,223,627
7.750% due 01/01/42	5,600,000	5,764,752
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	352,629
New York State Dormitory Authority 5.051% due 09/15/27	2,100,000	2,414,601
State of Iowa 6.750% due 06/01/34	1,000,000	1,096,240
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	8,250,000	7,913,152

Total Municipal Bonds (Cost $38,686,620)		45,790,687

PURCHASED OPTIONS - 0.1%
(See Note (g) in Notes to Schedule of Investments) (Cost $2,928,560)		1,606,317

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 15.8%

Certificates of Deposit - 2.1%

Barclays Bank PLC (United Kingdom)
1.804% due 11/06/17 §	$19,600,000	$19,640,827
1.850% due 12/06/17 §	4,900,000	4,909,756
Mitsubishi UFJ Trust & Banking Corp (Japan) 1.872% due 09/19/17 §	5,000,000	5,013,440
Mizuho Bank Ltd (Japan) 1.820% due 12/12/17 §	19,100,000	19,148,648
Natixis SA (France)
1.846% due 09/25/17 §	900,000	902,140
1.846% due 10/02/17 §	2,300,000	2,306,502
Norinchukin Bank (Japan) 1.733% due 10/10/17 §	15,100,000	15,143,095

		67,064,408

Commercial Paper - 4.5%

Bell Canada Inc (Canada)
1.190% due 05/10/17	5,500,000	5,492,960
1.210% due 04/17/17	3,700,000	3,698,068
1.220% due 04/17/17	9,200,000	9,195,195
Credit Suisse AG (Switzerland) 1.470% due 07/03/17	23,600,000	23,536,406
Ecolab Inc 1.200% due 04/13/17	7,300,000	7,296,987
Enbridge Energy Partners LP 1.700% due 05/02/17	14,400,000	14,382,874
Engie SA (France) 1.590% due 10/04/17	6,600,000	6,553,375
Ford Motor Credit Co LLC
1.500% due 07/10/17	19,200,000	19,123,617
1.700% due 09/12/17	9,100,000	9,030,973
Mondelez International Inc
1.060% due 04/03/17	5,600,000	5,599,488
1.100% due 05/08/17	19,400,000	19,374,444
Syngenta Wilmington Inc (Switzerland) 2.000% due 09/14/17	19,300,000	19,137,950

		142,422,337

Foreign Government Issues - 8.9%

Argentina Treasury Bills (Argentina)
2.651% due 06/30/17	500,000	496,825
2.950% due 09/29/17	1,700,000	1,675,758
3.000% due 09/15/17	9,600,000	9,407,587
3.200% due 12/15/17	2,100,000	2,053,905
Japan Treasury Bills (Japan)
(0.356%) due 06/05/17	JPY 2,100,000,000	18,869,348
(0.347%) due 06/05/17	8,090,000,000	72,691,916
(0.326%) due 06/19/17	680,000,000	6,110,472
(0.322%) due 06/19/17	1,090,000,000	9,794,727
(0.286%) due 04/24/17	960,000,000	8,623,832
(0.286%) due 04/24/17	2,680,000,000	24,074,864
(0.275%) due 05/15/17	310,000,000	2,785,085
(0.271%) due 05/08/17	7,330,000,000	65,851,817
(0.269%) due 05/22/17	2,790,000,000	25,066,770
(0.221%) due 05/15/17	40,000,000	359,366
(0.213%) due 05/15/17	160,000,000	1,437,463
(0.211%) due 05/15/17	350,000,000	3,144,451
Mexico Cetes (Mexico) 6.783% due 08/17/17	MXN 639,300,000	33,293,215

		285,737,401

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Repurchase Agreement - 0.0%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $347,286; collateralized by U.S. Treasury Notes: 1.125% due 02/28/21 and value $355,961)	$347,283	$347,283

U.S. Treasury Bills - 0.3%

0.484% due 04/27/17 ‡	14,000	13,993
0.487% due 04/27/17 ‡	4,303,000	4,300,952
0.614% due 04/27/17 ‡	1,086,000	1,085,483
0.715% due 04/20/17 ‡	1,236,000	1,235,579
0.751% due 04/20/17 ‡	1,436,000	1,435,510

		8,071,517

Total Short-Term Investments (Cost $497,115,888)		503,642,946

TOTAL INVESTMENTS - 150.6%
(Cost $4,781,204,116)		4,811,733,901

TOTAL SECURITIES SOLD SHORT - (0.3%)
(See Note (c) in Notes to Schedule of Investments) (Proceeds $8,842,852)		(8,926,172)

OTHER ASSETS & LIABILITIES, NET - (50.3%)		(1,607,052,413)

NET ASSETS - 100.0%		$3,195,755,316

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $2,094,661 or less than 0.1% of the Fund’s net assets were in default as of March 31, 2017.

(b)	As of March 31, 2017, $4,029,000 in cash, and investments with a total aggregate value of $106,548,980 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(c)	Securities sold short outstanding as of March 31, 2017 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.3%)

Fannie Mae
3.000% due 04/12/47	$9,000,000	($8,926,172)

Total Securities Sold Short (Proceeds $8,842,852)		($8,926,172)

(d)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the three-month period ended March 31, 2017 was $64,809,184 at a weighted average interest rate of 0.732%.

(e)	Open futures contracts outstanding as of March 31, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euribor (09/17)	1,014	$28,682
Euro-Bund (05/17)	1,776	(1,611)
Euro-Bund (06/17)	1,525	561,802
U.S. Treasury 5-Year Notes (06/17)	10,259	1,569,479
U.S. Treasury 10-Year Notes (06/17)	4,094	732,530

		2,890,882

Short Futures Outstanding
Canada 10-Year Bonds (06/17)	396	(337,581)
Euro-BTP (06/17)	57	(30,163)
Euro-OAT (06/17)	2,025	(3,373,196)
Eurodollar (09/17)	758	85,396
Eurodollar (12/17)	818	53,538
U.S. Treasury Long Bonds (06/17)	54	(41,607)
United Kingdom Gilt (06/17)	379	(1,096,206)

		(4,739,819)

Total Futures Contracts		($1,848,937)

(f)	Forward foreign currency contracts outstanding as of March 31, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	26,213,000	USD	20,103,326	04/17	BOA	($76,602)
BRL	3,756,600	USD	1,200,000	04/17	BNP	(38)
BRL	1,393,272	USD	439,740	04/17	BNP	5,310
BRL	4,691,456	USD	1,496,000	04/17	BOA	2,580
BRL	16,842,553	USD	5,315,791	04/17	CSF	64,185
BRL	16,878,900	USD	5,400,000	04/17	DUB	(8,414)
BRL	80,119,300	USD	25,319,732	04/17	DUB	272,582
BRL	57,631,200	USD	18,189,370	04/17	GSC	219,625
BRL	163,346,231	USD	52,710,954	04/17	HSB	(533,662)
BRL	76,800,000	USD	24,419,714	04/17	HSB	112,325
BRL	181,300,000	USD	57,702,101	04/17	JPM	210,121
BRL	107,300,000	USD	33,865,674	04/17	TDB	408,906
BRL	7,330,905	USD	2,300,000	05/17	DUB	26,268
BRL	1,390,702	USD	403,980	01/18	JPM	16,257
CAD	51,338,787	USD	38,537,860	04/17	CIT	67,666
CAD	2,764,000	USD	2,061,430	04/17	JPM	17,031
DKK	40,081,000	USD	5,850,387	04/17	BNP	(102,853)
DKK	483,661,269	USD	69,860,679	04/17	BOA	(504,641)
DKK	30,834,000	USD	4,452,145	04/17	HSB	(30,613)
DKK	101,000,000	USD	14,459,556	04/17	TDB	23,638
DKK	7,520,000	USD	1,084,144	07/17	BOA	(852)
DKK	47,484,000	USD	6,917,530	07/17	GSC	(77,235)
EUR	43,240,000	USD	46,634,340	04/17	BNP	(505,916)
EUR	1,192,000	USD	1,283,530	04/17	BOA	(11,905)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	1,115,000	USD	1,178,774	04/17	GSC	$10,708
GBP	4,123,000	USD	5,085,791	05/17	BNP	84,821
GBP	3,877,000	USD	4,760,964	05/17	GSC	101,142
IDR	50,033,410,000	USD	3,521,000	05/17	HSB	226,768
INR	16,298,370	USD	236,826	04/17	UBS	14,390
SGD	27,164,000	USD	19,288,805	06/17	BRC	141,866
USD	20,003,040	AUD	26,206,000	05/17	CIT	(3,627)
USD	1,638,000	BRL	5,149,872	04/17	BNP	(7,011)
USD	1,480,702	BRL	4,691,456	04/17	BOA	(17,879)
USD	1,496,000	BRL	4,701,928	04/17	CSF	(5,925)
USD	3,885,000	BRL	12,140,625	04/17	CSF	6,949
USD	28,717,123	BRL	96,998,200	04/17	DUB	(2,266,778)
USD	17,040,561	BRL	57,631,200	04/17	GSC	(1,368,434)
USD	75,794,165	BRL	240,146,231	04/17	HSB	(915,166)
USD	48,628,578	BRL	164,734,000	04/17	JPM	(3,992,006)
USD	5,300,000	BRL	16,566,000	04/17	JPM	8,363
USD	31,519,887	BRL	107,300,000	04/17	TDB	(2,754,693)
USD	2,300,000	BRL	7,330,100	05/17	CSF	(26,013)
USD	44,002,164	BRL	160,200,000	10/17	BNP	(5,195,009)
USD	8,484,643	BRL	30,000,000	10/17	JPM	(728,311)
USD	13,968,150	BRL	51,400,000	10/17	SCB	(1,816,711)
USD	406,757	BRL	1,390,702	01/18	BNP	(13,480)
USD	26,472	BRL	100,000	01/18	DUB	(3,746)
USD	48,975,917	BRL	164,300,000	01/18	HSB	(671,677)
USD	13,110,258	BRL	47,800,000	01/18	JPM	(1,333,778)
USD	58,106,909	BRL	196,900,000	04/18	HSB	(554,067)
USD	58,896,797	BRL	198,600,000	04/18	JPM	(270,648)
USD	709,355	CAD	930,000	04/17	BNP	10,017
USD	40,605,412	CAD	53,172,787	04/17	GSC	620,762
USD	31,886,719	CAD	42,428,787	05/17	CIT	(31,914)
USD	57,506,527	DKK	378,853,000	04/17	BOA	3,179,780
USD	6,885,032	DKK	47,484,000	04/17	GSC	75,923
USD	29,946,750	DKK	210,465,000	04/17	MSC	(233,501)
USD	19,892,391	DKK	130,880,000	04/17	UBS	1,124,467
USD	20,238,878	DKK	138,039,269	07/17	BOA	353,668
USD	4,732,925	DKK	30,906,000	10/17	HSB	258,781
USD	31,437,177	DKK	214,831,000	01/18	BOA	160,503
USD	6,027,683	DKK	41,588,000	01/18	GSC	(27,003)
USD	8,629,753	DKK	58,391,000	01/18	JPM	128,763
USD	4,455,133	DKK	30,430,000	04/18	BNP	(1,376)
USD	11,431,768	DKK	76,998,000	04/18	BNP	155,323
USD	52,704,215	DKK	358,777,000	04/18	BOA	160,913
USD	8,434,705	DKK	57,745,000	04/18	GSC	(22,117)
USD	14,988,105	DKK	100,950,000	04/18	GSC	203,862
USD	14,769,321	DKK	101,000,000	04/18	TDB	(22,245)
USD	16,603,915	DKK	111,435,000	07/18	BOA	187,516
USD	43,062,860	EUR	40,523,000	04/17	BNP	(167,068)
USD	1,521,285	EUR	1,438,000	04/17	CIT	(12,774)
USD	1,272,110	EUR	1,207,000	04/17	GSC	(15,518)
USD	916,634	EUR	843,000	04/17	GSC	17,322
USD	966,352	EUR	894,000	04/17	JPM	12,633
USD	693,354	EUR	642,000	04/17	UBS	8,468
USD	46,693,881	EUR	43,240,000	05/17	BNP	507,408
USD	15,300,188	GBP	12,145,850	05/17	BNP	68,203
USD	3,066,648	GBP	2,464,000	05/17	WBC	(23,429)
USD	12,512,031	JPY	1,430,000,000	04/17	BNP	(341,694)
USD	19,345,238	JPY	2,210,000,000	04/17	CIT	(519,610)
USD	665,556	JPY	74,600,000	04/17	GSC	(4,524)
USD	5,920,360	JPY	670,000,000	05/17	BNP	(108,263)
USD	8,075,609	JPY	910,000,000	05/17	BOA	(108,249)
USD	5,334,210	JPY	600,000,000	05/17	CIT	(63,148)
USD	56,990,679	JPY	6,420,000,000	05/17	JPM	(745,990)
USD	21,059,144	JPY	2,380,000,000	05/17	UBS	(355,352)
USD	44,550,827	JPY	5,060,000,000	06/17	BOA	(1,002,543)
USD	55,150,097	JPY	6,270,000,000	06/17	CIT	(1,303,354)
USD	5,510,678	JPY	630,000,000	06/17	UBS	(164,791)
USD	59,048,391	KRW	66,795,540,251	06/17	CIT	(772,618)
USD	5,721,618	KRW	6,588,157,335	06/17	SCB	(178,629)
USD	17,449,502	KRW	20,009,074,018	06/17	UBS	(470,302)
USD	4,795,851	MXN	95,800,000	08/17	BNP	(217,825)
USD	27,089,668	MXN	543,500,000	08/17	TDB	(1,354,311)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	844,904	NZD	1,189,000	04/17	JPM	$11,416
USD	133,788	PHP	6,793,080	06/17	BNP	(846)
USD	1,019,244	RUB	60,922,756	04/17	DUB	(59,008)
USD	54,469,929	SGD	76,684,127	06/17	MSC	(382,966)
USD	181,244	THB	6,359,387	06/17	JPM	(3,718)
USD	151,839	TRY	583,000	08/17	JPM	(2,622)
USD	62,650,588	TWD	1,914,288,721	06/17	CSF	(626,803)
USD	34,089,262	TWD	1,050,562,884	06/17	SCB	(637,411)
USD	16,944,653	TWD	517,354,147	06/17	UBS	(156,644)

Total Forward Foreign Currency Contracts						($24,648,627)

(g)	Purchased options outstanding as of March 31, 2017 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.905%	08/20/18	MSC	$16,100,000	$1,587,800	$951,407
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.930%	08/20/18	GSC	5,800,000	615,612	329,868
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	08/20/18	GSC	5,100,000	498,780	285,620

							$2,702,192	$1,566,895

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - U.S. Treasury 5-Year Notes (06/17)	$98.00	05/26/17	CME	190	$1,628	$190
Put - U.S. Treasury 5-Year Notes (06/17)	99.50	05/26/17	CME	38	326	38
Put - U.S. Treasury 5-Year Notes (06/17)	101.00	05/26/17	CME	617	5,288	617
Put - U.S. Treasury 10-Year Notes (06/17)	101.00	05/26/17	CME	250	2,143	250
Put - U.S. Treasury 10-Year Notes (06/17)	102.00	05/26/17	CME	111	951	111
Put - U.S. Treasury 10-Year Notes (06/17)	104.00	05/26/17	CME	396	3,394	396
Put - U.S. Treasury 10-Year Notes (06/17)	106.00	05/26/17	CME	295	2,528	295
Put - U.S. Treasury 10-Year Notes (06/17)	106.50	05/26/17	CME	34	291	34
Put - U.S. Treasury 10-Year Notes (06/17)	107.50	05/26/17	CME	106	908	106
Put - U.S. Treasury 5-Year Notes (06/17)	108.00	05/26/17	CME	6,700	57,419	6,700
Put - U.S. Treasury 10-Year Notes (06/17)	110.00	05/26/17	CME	2,534	21,716	2,534
Put - Eurodollar (06/17)	98.50	06/19/17	CME	4,504	126,104	28,150

					$222,696	$39,421

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 3.500% due 04/12/47	$70.00	04/05/17	JPM	$94,000,000	$3,672	$1

Total Purchased Options					$2,928,560	$1,606,317

(h)	Transactions in written options for the three-month period ended March 31, 2017 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2016	-	572,900,000	$6,797,391
Call Options Written	680	224,200,000	1,741,402
Put Options Written	1,091	128,000,000	704,312
Call Options Exercised	(303)	(72,000,000)	(452,978)
Call Options Expired	(377)	(138,200,000)	(1,240,567)
Put Options Expired	(1,091)	(197,100,000)	(1,261,515)
Call Options Closed	-	(168,400,000)	(1,110,125)

Outstanding, March 31, 2017	-	349,400,000	$5,177,920

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(i)	Premiums received and value of written options outstanding as of March 31, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 3.23	04/26/17	JPM	$7,600,000	$40,090	($41,747)
Call - BRL versus USD	3.25	04/26/17	CSF	6,800,000	49,130	(27,676)
Call - BRL versus USD	3.25	04/26/17	DUB	10,700,000	65,270	(43,549)
Call - BRL versus USD	3.31	06/01/17	JPM	12,100,000	95,590	(107,412)
Call - BRL versus USD	3.35	06/01/17	GSC	6,700,000	56,950	(56,950)
Call - BRL versus USD	3.38	06/26/17	CSF	22,200,000	222,000	(207,503)
Call - BRL versus USD	3.38	06/27/17	GSC	12,100,000	134,310	(118,169)
Call - BRL versus USD	3.51	09/27/17	JPM	7,600,000	117,800	(118,727)
Call - BRL versus USD	3.55	10/02/17	CSF	12,400,000	186,000	(186,000)
Call - BRL versus USD	4.25	11/17/17	DUB	6,000,000	175,200	(22,680)
Call - BRL versus USD	6.30	01/11/18	CSF	8,900,000	473,925	(4,468)

					$1,616,265	($934,881)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($5)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(15)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(48)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(65)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(86)

						$659,650	($219)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	$48,100,000	$1,120,191	($458,701)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	70,700,000	1,577,595	(674,224)

							$2,697,786	($1,132,925)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - Fannie Mae 3.500% due 05/11/47	$100.42	05/04/17	JPM	$24,000,000	$100,313	($17,916)
Put - Fannie Mae 3.500% due 05/11/47	100.64	05/04/17	CSF	1,000,000	4,219	(989)
Put - Fannie Mae 3.500% due 05/11/47	100.66	05/04/17	JPM	10,000,000	43,359	(10,091)
Put - Fannie Mae 3.500% due 05/11/47	101.20	05/04/17	CSF	14,000,000	56,328	(27,199)

					$204,219	($56,195)

Total Written Options					$5,177,920	($2,124,220)

(j)	Swap agreements outstanding as of March 31, 2017 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	1.000%	06/20/17	GSC	0.176%	$300,000	$655	($2,793)	$3,448
Petrobras Global Finance BV	1.000%	06/20/18	BNP	0.693%	800,000	3,260	(115,723)	118,983
Petrobras Global Finance BV	1.000%	12/20/19	BNP	1.576%	1,900,000	(28,298)	(189,451)	161,153
Santander Issuances SA	1.000%	12/20/19	BNP	1.589%	EUR 3,200,000	(53,306)	(90,153)	36,847
Petrobras Global Finance BV	1.000%	12/20/19	GSC	1.576%	$700,000	(10,426)	(73,272)	62,846
Petrobras Global Finance BV	1.000%	12/20/19	MSC	1.576%	2,200,000	(32,766)	(203,609)	170,843
Petrobras Global Finance BV	1.000%	03/20/20	HSB	1.730%	1,500,000	(30,890)	(273,727)	242,837
The Goldman Sachs Group Inc	1.000%	09/20/20	CIT	0.589%	7,000,000	99,226	27,399	71,827
Springleaf Finance Corp	5.000%	12/20/21	GSC	3.600%	1,000,000	59,359	(16,608)	75,967

						6,814	(937,937)	944,751

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 03/31/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Volkswagen International Finance NV	1.000%	06/20/17	ICE	0.191%	EUR 6,200,000	$13,771	$4,508	$9,263
Volkswagen International Finance NV	1.000%	12/20/17	ICE	0.223%	7,200,000	46,287	35,852	10,435
Tesco PLC	1.000%	06/20/21	ICE	1.525%	6,700,000	(153,449)	(279,201)	125,752
Ford Motor Credit Co LLC	5.000%	06/20/21	ICE	0.984%	$1,000,000	164,078	143,845	20,233
Volkswagen International Finance NV	1.000%	12/20/21	ICE	0.882%	EUR 3,600,000	24,614	(27,124)	51,738
Tesco PLC	1.000%	06/20/22	ICE	1.916%	5,000,000	(242,760)	(243,339)	579

						(147,459)	(365,459)	218,000

						($140,645)	($1,303,396)	$1,162,751

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG9 10Y	0.548%	12/20/17	GSC	$3,761,546	$15,028	$-	$15,028
CMBX NA AAA 3	0.080%	12/13/49	MSC	51,107	1	(351)	352
CMBX NA AAA 9	0.500%	09/17/58	MER	9,000,000	(192,804)	(364,019)	171,215
CMBX NA BBB - 6	3.000%	05/11/63	MER	8,800,000	(1,120,029)	(722,703)	(397,326)

					(1,297,804)	(1,087,073)	(210,731)

			Exchange
CDX HY26 5Y	5.000%	06/20/21	ICE	990,000	86,075	32,790	53,285
CDX IG27 5Y	1.000%	12/20/21	CME	181,500,000	3,421,239	1,760,090	1,661,149
CDX HY 27 5Y	5.000%	12/20/21	ICE	594,000	47,707	31,629	16,078

					3,555,021	1,824,509	1,730,512

					$2,257,217	$737,436	$1,519,781

					$2,116,572	($565,960)	$2,682,532

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	2.250%	12/16/22	$10,000,000	$123,800	($81,916)	$205,716

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	2.000%	12/16/19	$72,700,000	($848,469)	($350,742)	($497,727)
3-Month USD-LIBOR	CME	1.250%	06/21/20	49,500,000	936,199	1,129,991	(193,792)
3-Month USD-LIBOR	CME	1.250%	06/21/21	106,700,000	3,196,758	3,222,180	(25,422)
3-Month USD-LIBOR	CME	1.450%	06/28/21	102,000,000	1,725,757	(183,600)	1,909,357
3-Month USD-LIBOR	CME	1.250%	06/21/22	48,400,000	2,032,852	2,023,428	9,424
6-Month GBP-LIBOR	LCH	1.000%	09/20/22	GBP 38,600,000	(170,423)	(253,075)	82,652
3-Month USD-LIBOR	LCH	2.250%	12/16/22	$173,100,000	(2,256,404)	32,270	(2,288,674)
3-Month CAD-CDOR	CME	2.700%	12/19/24	CAD 9,700,000	(562,605)	(667,273)	104,668
3-Month USD-LIBOR	CME	2.350%	08/05/25	$3,700,000	(14,959)	(20,720)	5,761
3-Month USD-LIBOR	LCH	2.500%	12/16/25	12,400,000	(259,243)	(274,106)	14,863
6-Month JPY-LIBOR	CME	0.300%	03/18/26	JPY 17,270,000,000	(990,862)	(950,135)	(40,727)
3-Month USD-LIBOR	LCH	2.250%	06/15/26	$57,400,000	134,162	13,036	121,126
3-Month USD-LIBOR	LCH	1.750%	12/21/26	24,220,000	1,235,562	(597,688)	1,833,250
3-Month USD-LIBOR	LCH	1.500%	06/21/27	1,000,000	84,114	87,575	(3,461)
6-Month GBP-LIBOR	LCH	1.500%	09/20/27	GBP 39,900,000	(1,164,504)	(787,139)	(377,365)
3-Month USD-LIBOR	CME	2.750%	12/16/45	$189,400,000	(3,761,091)	10,364,817	(14,125,908)
3-Month USD-LIBOR	CME	2.500%	06/15/46	11,300,000	386,364	(486,643)	873,007
3-Month USD-LIBOR	LCH	2.500%	06/15/46	7,200,000	189,487	(498,853)	688,340
3-Month CAD-CDOR	CME	1.750%	12/16/46	CAD 2,300,000	247,286	(30,225)	277,511
6-Month GBP-LIBOR	LCH	1.750%	03/21/48	GBP 15,000,000	(1,432,304)	(486,543)	(945,761)

					($1,292,323)	$11,286,555	($12,578,878)

					($1,168,523)	$11,204,639	($12,373,162)

Total Swap Agreements					$948,049	$10,638,679	($9,690,630)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,103,338,844	$-	$1,103,338,844	$-
	Senior Loan Notes	1,734,452	-	1,734,452	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	64,792,907	-	64,792,907	-
	Collateralized Mortgage Obligations - Residential	193,812,563	-	193,812,563	-
	Fannie Mae	1,376,128,484	-	1,376,128,484	-
	Federal Housing Authority	49,064	-	-	49,064
	Freddie Mac	88,794,415	-	88,794,415	-
	Government National Mortgage Association	44,556,126	-	44,556,126	-

	Total Mortgage-Backed Securities	1,768,133,559	-	1,768,084,495	49,064

	Asset-Backed Securities	360,941,721	-	360,941,721	-
	U.S. Government Agency Issues	16,392,560	-	16,392,560	-
	U.S. Treasury Obligations	669,263,461	-	669,263,461	-
	Foreign Government Bonds & Notes	340,889,354	-	340,889,354	-
	Municipal Bonds	45,790,687	-	45,790,687	-
	Short-Term Investments	503,642,946	-	503,642,946	-
	Derivatives:
	Credit Contracts
	Swaps	3,981,300	-	3,981,300	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	9,287,229	-	9,287,229	-
	Interest Rate Contracts
	Futures	3,031,427	3,031,427	-	-
	Purchased Options	1,606,317	-	1,606,317	-
	Swaps	10,292,341	-	10,292,341	-

	Total Interest Rate Contracts	14,930,085	3,031,427	11,898,658	-

	Total Asset - Derivatives	28,198,614	3,031,427	25,167,187	-

	Total Assets	4,838,326,198	3,031,427	4,835,245,707	49,064

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(8,926,172)	-	(8,926,172)	-
	Derivatives:
	Credit Contracts
	Swaps	(1,864,728)	-	(1,864,728)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(33,935,856)	-	(33,935,856)	-
	Written Options	(934,881)	-	(934,881)	-

	Total Foreign Currency Contracts	(34,870,737)	-	(34,870,737)	-

	Interest Rate Contracts
	Futures	(4,880,364)	(4,880,364)	-	-
	Written Options	(1,189,339)	-	(1,189,339)	-
	Swaps	(11,460,864)	-	(11,460,864)	-

	Total Interest Rate Contracts	(17,530,567)	(4,880,364)	(12,650,203)	-

	Total Liabilities - Derivatives	(54,266,032)	(4,880,364)	(49,385,668)	-

	Total Liabilities	(63,192,204)	(4,880,364)	(58,311,840)	-

	Total	$4,775,133,994	($1,848,937)	$4,776,933,867	$49,064

Certain liabilities of the Fund are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2017, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-buyback Financing Transactions	($113,044,954)	$-	($113,044,954)	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 52.2%

Basic Materials - 1.1%

Anglo American Capital PLC (United Kingdom) 2.625% due 09/27/17 ~	$5,885,000	$5,892,356
INVISTA Finance LLC 4.250% due 10/15/19 ~	4,185,000	4,321,013
LyondellBasell Industries NV
5.000% due 04/15/19	2,436,000	2,566,550
6.000% due 11/15/21	1,685,000	1,909,309
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	2,930,000	3,016,678

		17,705,906

Communications - 3.5%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	6,910,000	6,947,798
AT&T Inc 2.300% due 03/11/19	6,330,000	6,363,270
Baidu Inc (China)
2.750% due 06/09/19	3,655,000	3,702,785
3.250% due 08/06/18	1,250,000	1,269,282
British Telecommunications PLC (United Kingdom) 2.350% due 02/14/19	1,000,000	1,005,894
Charter Communications Operating LLC 3.579% due 07/23/20	5,580,000	5,746,859
CSC Holdings LLC 10.875% due 10/15/25 ~	2,020,000	2,434,100
JD.com Inc (China) 3.125% due 04/29/21	5,495,000	5,483,076
Omnicom Group Inc 4.450% due 08/15/20	1,933,000	2,061,384
Telefonica Emisiones SAU (Spain) 3.192% due 04/27/18	890,000	901,801
Tencent Holdings Ltd (China)
2.000% due 05/02/17 ~	3,070,000	3,070,562
2.875% due 02/11/20 ~	1,565,000	1,581,644
The Interpublic Group of Cos Inc 2.250% due 11/15/17	4,095,000	4,109,398
Thomson Reuters Corp 1.650% due 09/29/17	3,370,000	3,371,365
Time Warner Cable LLC
5.850% due 05/01/17	3,475,000	3,485,738
6.750% due 07/01/18	3,465,000	3,664,917
8.250% due 04/01/19	3,205,000	3,574,520

		58,774,393

Consumer, Cyclical - 6.5%

AutoZone Inc 1.625% due 04/21/19	265,000	262,472
Brinker International Inc 2.600% due 05/15/18	8,065,000	8,086,292
CVS Health Corp 1.900% due 07/20/18	5,000,000	5,011,060
Daimler Finance North America LLC (Germany)
1.650% due 05/18/18 ~	4,220,000	4,215,653
2.375% due 08/01/18 ~	4,715,000	4,749,618
Delphi Automotive PLC 3.150% due 11/19/20	3,105,000	3,169,873
Delta Air Lines Inc 2.875% due 03/13/20	3,895,000	3,929,532
Dollar General Corp 4.125% due 07/15/17	5,695,000	5,741,431
Dollar Tree Inc 5.250% due 03/01/20	1,775,000	1,830,824

	Principal Amount	Value
Ford Motor Credit Co LLC
1.684% due 09/08/17	$5,170,000	$5,169,281
2.021% due 05/03/19	1,145,000	1,139,992
2.375% due 01/16/18	1,249,000	1,254,655
3.000% due 06/12/17	5,765,000	5,781,586
General Motors Co 3.500% due 10/02/18	1,905,000	1,945,672
General Motors Financial Co Inc
2.350% due 10/04/19	3,685,000	3,691,522
2.625% due 07/10/17	3,000,000	3,008,670
3.000% due 09/25/17	3,175,000	3,194,390
4.750% due 08/15/17	2,000,000	2,021,934
GLP Capital LP 4.375% due 11/01/18	5,025,000	5,182,031
Hilton Domestic Operating Co Inc 4.250% due 09/01/24 ~	3,275,000	3,250,438
Hyundai Capital America
2.000% due 07/01/19 ~	1,285,000	1,273,599
2.400% due 10/30/18 ~	3,000,000	3,013,899
2.500% due 03/18/19 ~	5,935,000	5,957,707
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	2,410,000	2,428,490
International Game Technology 7.500% due 06/15/19	1,860,000	2,027,400
Newell Brands Inc
2.050% due 12/01/17	6,615,000	6,637,286
2.150% due 10/15/18	1,455,000	1,461,597
2.600% due 03/29/19	617,000	624,879
Nissan Motor Acceptance Corp (Japan) 1.550% due 09/13/19 ~	2,380,000	2,347,082
QVC Inc 3.125% due 04/01/19	680,000	690,786
Southwest Airlines Co 2.750% due 11/06/19	4,080,000	4,149,580
Volkswagen Group of America Finance LLC (Germany) 1.250% due 05/23/17 ~	4,730,000	4,727,697

		107,976,928

Consumer, Non-Cyclical - 6.3%

Abbott Laboratories
2.350% due 11/22/19	7,095,000	7,127,949
2.900% due 11/30/21	3,065,000	3,081,355
AbbVie Inc
1.800% due 05/14/18	6,860,000	6,869,288
2.300% due 05/14/21	1,705,000	1,685,067
Actavis Funding SCS 2.350% due 03/12/18	4,505,000	4,525,511
Actavis Inc 1.875% due 10/01/17	4,950,000	4,955,277
Anstock II Ltd (Taiwan) 2.125% due 07/24/17 ~	5,570,000	5,567,521
Anthem Inc 2.300% due 07/15/18	3,225,000	3,240,190
Baxalta Inc
1.936% due 06/22/18 §	975,000	976,136
2.000% due 06/22/18	400,000	400,773
Biogen Inc 2.900% due 09/15/20	1,135,000	1,156,064
Bunge Ltd Finance Corp
3.500% due 11/24/20	2,690,000	2,762,087
8.500% due 06/15/19	270,000	306,400
Cardinal Health Inc 1.950% due 06/15/18	1,595,000	1,600,275
Catholic Health Initiatives
1.600% due 11/01/17	675,000	674,394
2.600% due 08/01/18	3,015,000	3,034,013
Celgene Corp
2.125% due 08/15/18	2,760,000	2,773,877
2.300% due 08/15/18	395,000	398,032

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
ERAC USA Finance LLC
2.800% due 11/01/18 ~	$470,000	$475,836
6.375% due 10/15/17 ~	3,913,000	4,006,305
Experian Finance PLC (United Kingdom) 2.375% due 06/15/17 ~	1,025,000	1,026,462
Express Scripts Holding Co
2.250% due 06/15/19	430,000	430,745
3.300% due 02/25/21	20,000	20,362
HPHT Finance Ltd (Hong Kong) 2.250% due 03/17/18 ~	1,912,000	1,911,231
Humana Inc 7.200% due 06/15/18	689,000	732,215
Imperial Brands Finance PLC (United Kingdom)
2.050% due 02/11/18 ~	6,955,000	6,964,007
2.050% due 07/20/18 ~	1,380,000	1,381,304
McKesson Corp 1.400% due 03/15/18	5,000,000	4,989,265
Mead Johnson Nutrition Co 3.000% due 11/15/20	605,000	617,136
Medco Health Solutions Inc 4.125% due 09/15/20	1,895,000	1,986,079
Perrigo Co PLC 2.300% due 11/08/18	3,065,000	3,081,128
Perrigo Finance Unlimited Co 3.500% due 03/15/21	860,000	877,492
Reynolds American Inc
2.300% due 06/12/18	1,770,000	1,781,061
8.125% due 06/23/19	3,775,000	4,257,800
S&P Global Inc 2.500% due 08/15/18	510,000	514,169
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	8,525,000	8,462,703
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.400% due 07/20/18	3,850,000	3,828,367
1.700% due 07/19/19	2,625,000	2,596,283
2.200% due 07/21/21	3,265,000	3,144,482

		104,218,641

Diversified - 0.4%

Hutchison Whampoa International Ltd (Hong Kong) 1.625% due 10/31/17 ~	6,060,000	6,058,036

Energy - 5.1%

Cameron International Corp 1.400% due 06/15/17	2,875,000	2,876,452
Canadian Natural Resources Ltd (Canada) 5.700% due 05/15/17	4,394,000	4,414,393
China Shenhua Overseas Capital Co Ltd (China)
2.500% due 01/20/18 ~	6,310,000	6,334,666
3.125% due 01/20/20 ~	3,765,000	3,812,262
CNOOC Nexen Finance ULC (China) 1.625% due 04/30/17	2,365,000	2,365,568
Columbia Pipeline Group Inc 2.450% due 06/01/18	1,055,000	1,060,347
ConocoPhillips Co
1.050% due 12/15/17	2,010,000	2,002,808
5.200% due 05/15/18	300,000	311,704
DCP Midstream Operating LP 2.500% due 12/01/17	9,130,000	9,130,000
Encana Corp (Canada) 6.500% due 05/15/19	478,000	516,503
Energy Transfer Equity LP 7.500% due 10/15/20	4,195,000	4,698,400
Energy Transfer Partners LP 6.700% due 07/01/18	2,460,000	2,595,293

	Principal Amount	Value
Enterprise Products Operating LLC
1.650% due 05/07/18	$2,235,000	$2,233,109
2.550% due 10/15/19	1,115,000	1,124,965
6.300% due 09/15/17	2,200,000	2,245,474
EOG Resources Inc 5.875% due 09/15/17	7,250,000	7,385,560
Kinder Morgan Energy Partners LP 5.950% due 02/15/18	1,215,000	1,256,717
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	1,745,000	1,799,873
Marathon Oil Corp 6.000% due 10/01/17	4,360,000	4,455,802
Murphy Oil Corp 3.500% due 12/01/17	10,170,000	10,220,850
ONEOK Partners LP 3.200% due 09/15/18	385,000	390,480
Panhandle Eastern Pipe Line Co LP 6.200% due 11/01/17	220,000	225,223
Petroleos Mexicanos (Mexico)
3.125% due 01/23/19	760,000	764,940
3.500% due 07/23/20	3,300,000	3,337,125
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	5,320,000	5,736,269
Spectra Energy Partners LP 2.950% due 09/25/18	2,310,000	2,341,361

		83,636,144

Financial - 18.8%

ABN AMRO Bank NV (Netherlands) 2.100% due 01/18/19 ~	1,285,000	1,285,969
AerCap Ireland Capital DAC (Netherlands)
3.500% due 05/26/22	520,000	524,507
3.950% due 02/01/22	2,875,000	2,955,445
Air Lease Corp
2.125% due 01/15/18	700,000	701,453
2.125% due 01/15/20	4,055,000	4,026,623
Ally Financial Inc
3.250% due 11/05/18	2,890,000	2,917,108
3.500% due 01/27/19	4,925,000	4,974,250
American Campus Communities Operating Partnership LP 3.350% due 10/01/20	5,510,000	5,602,662
American Express Credit Corp 2.200% due 03/03/20	4,140,000	4,153,410
American International Group Inc 2.300% due 07/16/19	4,000,000	4,016,560
Aon PLC 2.800% due 03/15/21	2,680,000	2,691,985
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	885,000	879,469
Bank of America Corp
2.000% due 01/11/18	5,125,000	5,139,114
2.190% due 01/20/23 §	4,085,000	4,144,514
2.503% due 10/21/22	2,000,000	1,950,456
2.625% due 04/19/21	2,255,000	2,251,388
5.650% due 05/01/18	1,740,000	1,810,722
6.400% due 08/28/17	9,510,000	9,695,702
6.875% due 04/25/18	1,295,000	1,363,006
Banque Federative du Credit Mutuel SA (France) 2.500% due 10/29/18 ~	5,315,000	5,348,628
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	2,775,000	2,848,440
Barclays PLC (United Kingdom) 2.635% due 01/10/23 §	6,620,000	6,695,064
BB&T Corp 2.050% due 06/19/18	4,750,000	4,772,548
BPCE SA (France)
1.625% due 01/26/18	2,915,000	2,914,076
2.500% due 12/10/18	5,700,000	5,739,552

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	$455,000	$466,375
Capital One NA
1.850% due 09/13/19	4,685,000	4,643,875
2.350% due 08/17/18	3,290,000	3,311,592
2.350% due 01/31/20	1,225,000	1,225,951
Citigroup Inc
1.550% due 08/14/17	2,010,000	2,009,839
1.700% due 04/27/18	5,550,000	5,553,563
1.800% due 02/05/18	5,815,000	5,819,233
1.800% due 01/10/20 §	2,495,000	2,504,349
1.850% due 11/24/17	2,275,000	2,279,348
2.050% due 06/07/19	715,000	714,702
2.900% due 12/08/21	4,145,000	4,164,809
Citizens Bank NA
2.250% due 03/02/20	1,670,000	1,668,756
2.300% due 12/03/18	650,000	653,454
2.450% due 12/04/19	615,000	619,981
2.500% due 03/14/19	3,940,000	3,967,537
2.550% due 05/13/21	1,035,000	1,030,022
Citizens Financial Group Inc 2.375% due 07/28/21	325,000	320,773
CNA Financial Corp
6.950% due 01/15/18	915,000	950,854
7.350% due 11/15/19	1,340,000	1,513,060
CNO Financial Group Inc 4.500% due 05/30/20	700,000	726,250
Commonwealth Bank of Australia (Australia) 1.930% due 09/06/21 § ~	2,810,000	2,833,177
Credit Agricole SA (France) 2.440% due 01/10/22 § ~	2,305,000	2,325,457
Credit Suisse AG (Switzerland) 1.375% due 05/26/17	2,200,000	2,200,394
Crown Castle International Corp REIT
2.250% due 09/01/21	5,895,000	5,736,159
3.400% due 02/15/21	1,175,000	1,196,166
DDR Corp REIT 4.750% due 04/15/18	1,385,000	1,416,635
Discover Bank
2.000% due 02/21/18	250,000	250,267
2.600% due 11/13/18	1,960,000	1,978,883
7.000% due 04/15/20	5,550,000	6,194,516
Discover Financial Services 6.450% due 06/12/17	985,000	993,415
Fidelity National Financial Inc 6.600% due 05/15/17	5,735,000	5,765,006
ING Groep NV (Netherlands) 2.302% due 03/29/22 §	1,970,000	1,974,336
JPMorgan Chase & Co
1.656% due 03/09/21 §	3,990,000	3,975,385
2.273% due 10/24/23 §	6,485,000	6,639,596
KeyBank NA 1.600% due 08/22/19	1,470,000	1,454,597
Kimco Realty Corp REIT 6.875% due 10/01/19	400,000	445,704
Mitsubishi UFJ Trust & Banking Corp (Japan) 1.600% due 10/16/17 ~	3,785,000	3,785,307
Mizuho Bank Ltd (Japan) 2.150% due 10/20/18 ~	2,185,000	2,188,800
Morgan Stanley
1.893% due 01/24/19 §	8,065,000	8,129,923
2.125% due 04/25/18	630,000	632,577
2.318% due 04/25/18 §	4,020,000	4,062,335
2.500% due 01/24/19	1,330,000	1,343,708
6.625% due 04/01/18	1,405,000	1,470,701
7.300% due 05/13/19	2,505,000	2,770,207
National Bank of Canada (Canada) 1.450% due 11/07/17	5,365,000	5,363,417

	Principal Amount	Value
Nordea Bank AB (Sweden) 1.875% due 09/17/18 ~	$1,335,000	$1,335,160
PNC Bank NA 1.800% due 11/05/18	7,100,000	7,108,392
Principal Life Global Funding II 1.500% due 04/18/19 ~	1,095,000	1,085,974
Regions Bank
2.250% due 09/14/18	530,000	531,781
7.500% due 05/15/18	1,228,000	1,300,486
Reinsurance Group of America Inc 6.450% due 11/15/19	505,000	557,604
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	1,690,000	1,695,141
Simon Property Group LP REIT 2.350% due 01/30/22	1,860,000	1,829,963
Skandinaviska Enskilda Banken AB (Sweden) 1.500% due 09/13/19	4,880,000	4,806,766
Standard Chartered PLC (United Kingdom)
1.500% due 09/08/17 ~	3,230,000	3,226,838
2.100% due 08/19/19 ~	1,280,000	1,270,090
Sumitomo Mitsui Banking Corp (Japan) 1.762% due 10/19/18	1,375,000	1,370,183
SunTrust Banks Inc
2.350% due 11/01/18	2,605,000	2,622,563
2.500% due 05/01/19	2,340,000	2,365,277
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	7,500,000	7,500,585
The Bank of New York Mellon Corp 2.500% due 04/15/21	1,990,000	1,996,143
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.450% due 09/08/17 ~	1,000,000	999,351
The Goldman Sachs Group Inc
2.000% due 04/25/19	2,155,000	2,151,918
2.142% due 04/26/22 §	3,990,000	4,025,327
2.750% due 09/15/20	780,000	786,987
5.950% due 01/18/18	3,200,000	3,305,216
6.150% due 04/01/18	6,170,000	6,429,078
The Huntington National Bank 2.200% due 11/06/18	2,420,000	2,431,006
Trinity Acquisition PLC 3.500% due 09/15/21	675,000	686,854
UBS Group Funding Jersey Ltd (Switzerland) 2.950% due 09/24/20 ~	3,815,000	3,843,059
UBS Group Funding Switzerland AG (Switzerland) 2.376% due 05/23/23 § ~	3,990,000	4,001,711
Unum Group 3.000% due 05/15/21	3,730,000	3,737,393
Ventas Realty LP REIT
2.000% due 02/15/18	1,945,000	1,948,238
4.000% due 04/30/19	230,000	237,973
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	3,840,000	3,857,088
Voya Financial Inc 2.900% due 02/15/18	6,020,000	6,075,866
WEA Finance LLC REIT (Australia)
2.700% due 09/17/19 ~	6,681,000	6,746,173
3.250% due 10/05/20 ~	515,000	525,264
Wells Fargo & Co 2.153% due 01/24/23 §	5,905,000	5,975,033
XLIT Ltd (Bermuda) 2.300% due 12/15/18	4,223,000	4,251,201

		311,291,324

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Industrial - 5.0%

AerCap Aviation Solutions BV 6.375% due 05/30/17	$1,960,000	$1,974,228
Agilent Technologies Inc 6.500% due 11/01/17	984,000	1,009,547
Arrow Electronics Inc 6.875% due 06/01/18	2,575,000	2,713,404
Eagle Materials Inc 4.500% due 08/01/26	2,175,000	2,175,000
Fortive Corp 1.800% due 06/15/19 ~	385,000	382,735
GATX Corp
2.375% due 07/30/18	2,575,000	2,592,482
2.500% due 07/30/19	275,000	277,765
2.600% due 03/30/20	1,585,000	1,606,260
Harris Corp 1.999% due 04/27/18	4,745,000	4,752,502
JB Hunt Transport Services Inc 2.400% due 03/15/19	1,005,000	1,014,140
Kansas City Southern 2.350% due 05/15/20	3,075,000	3,048,463
Keysight Technologies Inc 3.300% due 10/30/19	7,625,000	7,746,664
Martin Marietta Materials Inc 2.252% due 06/30/17 §	3,025,000	3,030,064
Penske Truck Leasing Co LP
2.500% due 06/15/19 ~	2,645,000	2,661,121
2.875% due 07/17/18 ~	3,775,000	3,823,966
3.200% due 07/15/20 ~	1,670,000	1,700,581
3.375% due 03/15/18 ~	3,202,000	3,252,380
3.750% due 05/11/17 ~	600,000	601,380
Republic Services Inc 3.800% due 05/15/18	1,598,000	1,633,260
Rockwell Collins Inc 1.950% due 07/15/19 #	1,225,000	1,226,472
Roper Technologies Inc
1.850% due 11/15/17	1,100,000	1,101,156
2.050% due 10/01/18	5,985,000	6,005,732
2.800% due 12/15/21	1,255,000	1,257,630
3.000% due 12/15/20	390,000	397,613
SBA Tower Trust
2.240% due 04/15/43 ~	3,520,000	3,521,347
2.933% due 12/09/42 ~	10,900,000	10,907,630
3.598% due 04/15/43 ~	2,775,000	2,776,665
Stanley Black & Decker Inc
1.622% due 11/17/18	1,555,000	1,549,486
2.451% due 11/17/18	5,400,000	5,458,061
United Technologies Corp 1.778% due 05/04/18	3,050,000	3,049,814

		83,247,548

Technology - 1.8%

Broadcom Corp
2.375% due 01/15/20 ~	3,905,000	3,906,711
3.000% due 01/15/22 ~	2,530,000	2,525,173
Everett Spinco Inc 2.875% due 03/27/20 ~	2,630,000	2,653,612
Fidelity National Information Services Inc
1.450% due 06/05/17	3,435,000	3,434,732
2.250% due 08/15/21	3,590,000	3,518,853
Hewlett Packard Enterprise Co
2.450% due 10/05/17	9,255,000	9,283,246
2.850% due 10/05/18	2,450,000	2,479,959
Seagate HDD Cayman 3.750% due 11/15/18	1,725,000	1,769,203
Xerox Corp 5.625% due 12/15/19	920,000	987,816

		30,559,305

	Principal Amount	Value
Utilities - 3.7%

Dominion Resources Inc
1.500% due 09/30/18 ~	$2,605,000	$2,581,255
1.600% due 08/15/19	1,160,000	1,146,032
1.875% due 01/15/19	280,000	279,787
2.125% due 02/15/18 ~	2,960,000	2,960,506
2.962% due 07/01/19	890,000	903,052
Exelon Corp 1.550% due 06/09/17	1,695,000	1,695,127
Exelon Generation Co LLC 2.950% due 01/15/20	2,850,000	2,890,729
FirstEnergy Corp 2.750% due 03/15/18	1,850,000	1,857,165
Great Plains Energy Inc 2.500% due 03/09/20	2,305,000	2,319,494
NextEra Energy Capital Holdings Inc
1.649% due 09/01/18	1,615,000	1,610,669
2.056% due 09/01/17	800,000	802,666
2.300% due 04/01/19	760,000	764,942
NiSource Finance Corp
6.400% due 03/15/18	1,974,000	2,059,279
6.800% due 01/15/19	2,434,000	2,634,075
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	2,745,000	2,782,755
PPL Capital Funding Inc 1.900% due 06/01/18	3,775,000	3,773,894
San Diego Gas & Electric Co 1.914% due 02/01/22	1,410,719	1,394,013
Sempra Energy 2.300% due 04/01/17	1,600,000	1,600,000
Southern Power Co
1.500% due 06/01/18	4,655,000	4,646,081
1.850% due 12/01/17	580,000	580,673
The Cleveland Electric Illuminating Co 7.880% due 11/01/17	2,815,000	2,913,525
The Southern Co
1.550% due 07/01/18	2,600,000	2,590,689
1.850% due 07/01/19	3,490,000	3,472,599
2.350% due 07/01/21	1,950,000	1,916,380
Zhejiang Energy Group Hong Kong Ltd (Hong Kong) 2.300% due 09/30/17 ~	11,075,000	11,075,742

		61,251,129

Total Corporate Bonds & Notes (Cost $863,217,651)		864,719,354

MORTGAGE-BACKED SECURITIES - 13.8%

Collateralized Mortgage Obligations - Commercial - 5.7%

BAMLL Commercial Mortgage Securities Trust 2.717% due 06/15/28 § ~	1,675,000	1,682,284
Banc of America Commercial Mortgage Trust
1.957% due 02/15/50	650,627	648,971
5.961% due 02/10/51 §	210,000	212,050
CD Mortgage Trust
1.443% due 08/10/49	1,944,436	1,913,298
1.965% due 02/10/50	683,950	681,615
Citigroup Commercial Mortgage Trust
1.353% due 02/10/48	1,921,511	1,910,765
1.485% due 10/10/47	370,621	370,262
1.499% due 08/10/49	2,253,606	2,220,662
1.637% due 06/10/48	1,269,860	1,266,510
1.643% due 09/10/58	671,329	667,501
Commercial Mortgage Trust
1.324% due 11/10/47	1,226,790	1,221,381
1.415% due 08/10/47	2,039,654	2,032,519

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
1.442% due 07/15/47	$1,351,632	$1,349,923
1.445% due 12/10/47	1,869,050	1,863,148
1.494% due 12/10/47	545,418	544,175
1.569% due 03/10/48	563,059	561,575
1.604% due 10/10/48	985,167	980,997
1.667% due 07/10/50	785,588	785,681
1.732% due 02/13/32 § ~	1,720,000	1,725,910
3.221% due 10/10/48	2,855,000	2,931,658
CSAIL Commercial Mortgage Trust
1.454% due 06/15/57	3,144,032	3,126,991
1.684% due 04/15/50	596,392	595,033
1.717% due 08/15/48	1,257,847	1,252,608
2.010% due 11/15/48	5,450,179	5,448,779
Freddie Mac Multifamily Structured Pass-Through Certificates
1.369% due 05/25/19	606,044	605,689
1.426% due 08/25/17	2,076,790	2,076,954
GS Mortgage Securities Trust
1.429% due 10/10/49	1,180,932	1,167,187
1.528% due 02/10/48	2,902,326	2,890,895
1.593% due 07/10/48	665,319	663,787
JP Morgan Chase Commercial Mortgage Securities Trust 1.462% due 08/15/49	2,768,084	2,730,244
JPMBB Commercial Mortgage Securities Trust
1.414% due 02/15/48	2,472,766	2,459,614
1.445% due 10/15/48	3,242,554	3,226,115
1.451% due 09/15/47	1,155,990	1,153,230
1.539% due 11/15/47	443,990	442,742
1.596% due 01/15/48	5,032,241	5,021,547
1.626% due 05/15/48	586,453	584,561
1.650% due 09/15/47	858,576	858,364
1.738% due 07/15/48	3,040,334	3,035,739
Morgan Stanley Bank of America Merrill Lynch Trust
1.389% due 09/15/49	1,911,651	1,882,649
1.551% due 08/15/47	2,381,903	2,377,916
1.573% due 12/15/47	3,308,143	3,298,787
1.686% due 10/15/47	1,347,778	1,348,293
1.706% due 05/15/48	1,172,001	1,167,375
Morgan Stanley Capital I Trust 1.638% due 05/15/48	859,379	857,047
Wells Fargo Commercial Mortgage Trust
1.437% due 12/15/47	3,824,911	3,812,054
1.441% due 10/15/49	1,038,932	1,030,138
1.454% due 02/15/48	1,648,015	1,641,863
1.471% due 04/15/50	2,263,058	2,255,210
1.531% due 05/15/48	988,664	985,321
1.568% due 09/15/48	611,928	610,795
1.730% due 02/15/48	4,587,383	4,586,658
3.020% due 07/15/58	2,675,000	2,734,433
WFRBS Commercial Mortgage Trust
1.390% due 11/15/47	408,991	407,420
1.479% due 09/15/57	1,509,914	1,505,356
1.663% due 10/15/57	911,001	910,801

		94,323,080

Collateralized Mortgage Obligations - Residential - 2.8%

Bear Stearns Adjustable Rate Mortgage Trust
3.121% due 04/25/34 §	124,730	124,588
3.549% due 11/25/34 §	536,120	537,395
Bear Stearns ALT-A Trust 1.622% due 04/25/34 §	352,442	339,850
Chase Mortgage Finance Trust
2.995% due 02/25/37 §	157,117	155,763
3.126% due 02/25/37 §	391,940	393,504
3.275% due 02/25/37 §	1,281,226	1,271,205
3.358% due 02/25/37 §	1,026,818	1,023,079
3.409% due 02/25/37 §	492,480	478,034

	Principal Amount	Value
Countrywide Home Loan Mortgage Pass-Through Trust 3.124% due 11/20/34 §	$289,015	$285,135
Fannie Mae
1.482% due 11/25/46 §	9,871,952	9,871,759
5.000% due 08/25/19	608,001	618,654
Fannie Mae Connecticut Avenue Securities
2.332% due 01/25/29 §	1,675,604	1,685,284
3.082% due 08/25/28 §	2,129,996	2,156,467
3.132% due 09/25/28 §	1,225,338	1,242,222
Freddie Mac 7.000% due 09/15/30	427,861	487,162
Freddie Mac Structured Agency Credit Risk Debt Notes
2.082% due 05/25/25 §	242,002	242,610
2.432% due 09/25/24 - 07/25/28 §	2,183,580	2,192,614
2.732% due 09/25/28 §	487,418	490,545
GS Mortgage-Backed Securities Trust 2.478% due 07/25/44 § ~	394,769	391,327
HarborView Mortgage Loan Trust 1.318% due 06/20/35 §	568,076	549,020
JPMorgan Mortgage Trust
3.198% due 07/25/35 §	166,158	166,474
3.420% due 07/25/35 §	770,509	782,543
MASTR Adjustable Rate Mortgages Trust 2.561% due 09/25/34 §	717,936	665,896
Merrill Lynch Mortgage Investors Trust 3.145% due 12/25/35 §	4,633,620	4,456,689
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	890,228	886,459
Sequoia Mortgage Trust 1.921% due 11/20/34 §	407,691	391,854
Structured Adjustable Rate Mortgage Loan Trust
3.163% due 06/25/34 §	1,572,392	1,634,869
3.214% due 05/25/34 §	358,052	362,538
3.468% due 11/25/34 §	799,161	817,713
Structured Asset Securities Corp Mortgage Pass-Through Certificates 3.206% due 07/25/33 §	239,522	235,540
WaMu Mortgage Pass-Through Certificates Trust
1.272% due 07/25/45 §	1,954,596	1,885,035
1.302% due 08/25/45 §	1,289,898	1,249,178
2.784% due 09/25/35 §	6,439,327	6,384,862
2.846% due 06/25/34 §	350,008	354,426
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 7.000% due 03/25/34	246,082	269,458
Wells Fargo Mortgage-Backed Securities Trust 3.158% due 08/25/33 §	671,707	689,131

		45,768,882

Fannie Mae - 4.5%

2.775% due 06/01/33 §	843,384	892,324
2.781% due 01/01/35 §	14,608	15,214
2.859% due 06/01/35 §	476,160	504,725
2.875% due 05/01/33 §	44,662	45,148
2.905% due 04/01/33 §	99,264	102,038
3.000% due 10/01/28	9,279,443	9,524,394
3.063% due 02/01/33 §	146,113	154,471
3.203% due 02/01/33 §	86,293	91,189
3.409% due 04/01/35 §	331,773	345,055
3.500% due 01/01/27 - 01/01/46	10,947,156	11,343,451
4.000% due 07/01/25 - 03/01/41	1,495,978	1,575,342
4.500% due 05/01/25 - 02/01/45	21,086,325	22,440,795
5.000% due 07/01/24 - 07/01/41	11,564,740	12,627,620
5.500% due 01/01/18 - 06/01/39	7,351,872	8,170,295
6.000% due 01/01/18 - 10/01/40	4,549,113	5,150,969

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
6.500% due 05/01/33	$761,511	$872,949
7.000% due 05/01/33 - 06/01/33	321,113	349,856

		74,205,835

Freddie Mac - 0.5%

2.690% due 02/01/35 §	310,624	327,081
2.725% due 09/01/35 §	1,039,950	1,100,557
2.868% due 08/01/35 §	1,065,353	1,126,433
3.077% due 03/01/35 §	504,221	530,048
4.000% due 08/01/26	3,331,623	3,509,551
5.500% due 03/01/18 - 06/01/41	1,086,599	1,195,171

		7,788,841

Government National Mortgage Association - 0.3%

2.000% due 01/20/35 §	1,576,281	1,632,427
2.125% due 09/20/34 §	909,612	945,743
5.000% due 12/20/34 - 02/20/40	736,402	815,482
5.500% due 07/15/20	210,952	218,317
6.000% due 01/15/22 - 07/15/36	1,797,035	1,977,068

		5,589,037

Total Mortgage-Backed Securities (Cost $227,994,437)		227,675,675

ASSET-BACKED SECURITIES - 23.6%

Ally Auto Receivables Trust
1.720% due 04/15/21	5,200,000	5,189,416
2.040% due 12/15/19	425,000	427,312
2.410% due 01/15/21 ~	3,055,000	3,074,897
2.460% due 09/15/22	405,000	404,931
2.480% due 02/15/21	425,000	426,432
2.840% due 09/15/22	1,055,000	1,064,787
2.930% due 11/15/23	565,000	564,999
AmeriCredit Automobile Receivables
1.700% due 07/08/20	1,055,000	1,056,633
1.810% due 10/08/20	360,000	360,760
AmeriCredit Automobile Receivables Trust
1.260% due 11/08/19	3,351,725	3,350,602
1.270% due 01/08/20	2,748,180	2,747,366
1.530% due 07/08/21	2,780,000	2,766,952
1.600% due 07/08/19	2,930,000	2,932,184
1.600% due 11/09/20	1,255,000	1,254,059
2.290% due 11/08/19	2,335,000	2,344,971
2.580% due 09/08/20	6,640,000	6,707,533
2.710% due 08/18/22	665,000	668,085
3.000% due 06/08/21	1,480,000	1,500,741
3.340% due 08/08/21	1,885,000	1,908,759
ARI Fleet Lease Trust 1.820% due 07/15/24 ~	2,321,024	2,319,634
Ascentium Equipment Receivables LLC 1.930% due 03/11/19 ~	3,345,274	3,351,845
Ascentium Equipment Receivables Trust
1.460% due 04/10/19 ~	1,075,000	1,073,501
1.750% due 11/13/18 ~	249,959	250,378
Avis Budget Rental Car Funding AESOP LLC
2.460% due 07/20/20 ~	3,915,000	3,935,466
2.500% due 02/20/21 ~	3,135,000	3,148,808
2.970% due 02/20/20 ~	820,000	833,143
Barclays Dryrock Issuance Trust 2.410% due 07/15/22	2,470,000	2,502,747
BMW Vehicle Lease Trust
1.430% due 09/20/19	1,570,000	1,565,232
1.980% due 05/20/20	2,345,000	2,354,436
California Republic Auto Receivables Trust 2.510% due 02/16/21	805,000	808,257
Capital Auto Receivables Asset Trust
1.480% due 11/20/18	1,215,156	1,215,240
1.540% due 08/20/20	1,050,000	1,048,702
1.620% due 03/20/19	2,940,000	2,943,276
1.630% due 01/20/21	1,030,000	1,026,581

	Principal Amount	Value
1.730% due 09/20/19	$1,265,000	$1,267,249
1.730% due 04/20/20	1,120,000	1,121,891
1.940% due 01/21/20	2,000,000	2,006,959
Capital One Multi-Asset Execution Trust 1.330% due 06/15/22	9,485,000	9,386,881
CarMax Auto Owner Trust
1.610% due 03/15/19	2,500,000	2,500,866
1.610% due 11/16/20	2,340,000	2,340,022
1.690% due 08/15/19	435,000	435,293
1.810% due 07/15/20	1,450,000	1,452,572
1.930% due 11/15/19	620,000	621,099
CCG Receivables Trust
1.060% due 11/15/21 ~	411,111	410,934
1.460% due 11/14/18 ~	710,362	710,317
1.690% due 09/14/22 ~	2,593,900	2,592,421
2.600% due 01/17/23 ~	815,000	816,715
Chase Issuance Trust 1.370% due 06/15/21	4,285,000	4,256,989
CNH Equipment Trust
1.370% due 07/15/20	2,579,711	2,578,323
1.370% due 10/15/20	630,000	630,151
1.440% due 12/15/21	1,960,000	1,942,921
1.480% due 04/15/21	1,650,000	1,644,148
DB Master Finance LLC 3.262% due 02/20/45 ~	9,432,500	9,502,600
Diamond Resorts Owner Trust
2.270% due 05/20/26 ~	656,395	654,788
2.540% due 05/20/27 ~	1,222,289	1,222,627
2.730% due 07/20/27 ~	550,295	551,053
2.990% due 05/22/28 ~	576,785	575,042
Discover Card Execution Note Trust
1.390% due 03/15/22	6,945,000	6,884,114
1.640% due 07/15/21	5,735,000	5,735,318
Domino’s Pizza Master Issuer LLC 5.216% due 01/25/42 ~	3,779,711	3,840,785
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 ~	825,516	820,980
Enterprise Fleet Financing LLC
1.300% due 09/20/20 ~	2,346,290	2,343,843
1.590% due 02/22/21 ~	1,676,146	1,676,435
1.740% due 02/22/22 ~	4,315,000	4,307,021
1.830% due 09/20/21 ~	4,428,138	4,427,372
2.090% due 02/22/21 ~	1,435,000	1,439,223
2.130% due 07/20/22 ~	1,095,000	1,096,544
Ford Credit Auto Owner Trust
1.600% due 06/15/21	2,640,000	2,629,439
2.030% due 12/15/27 ~	7,270,000	7,177,221
Ford Credit Floorplan Master Owner Trust
1.400% due 08/15/19	6,760,000	6,762,918
1.420% due 01/15/20	3,795,000	3,793,995
1.550% due 07/15/21	2,895,000	2,877,054
2.090% due 03/15/22 ~	7,600,000	7,612,037
GM Financial Automobile Leasing Trust
1.620% due 09/20/19	1,875,000	1,875,194
1.690% due 03/20/19	2,765,000	2,770,105
1.760% due 03/20/20	1,755,000	1,752,854
2.260% due 08/20/20	455,000	455,850
GMF Floorplan Owner Revolving Trust
1.650% due 05/15/20 ~	1,610,000	1,611,284
1.960% due 05/17/21 ~	5,755,000	5,766,443
2.220% due 05/15/20 ~	1,660,000	1,661,109
2.410% due 05/17/21 ~	610,000	613,038
2.850% due 05/17/21 ~	235,000	234,938
2.970% due 01/18/22 ~	1,585,000	1,590,774
GreatAmerica Leasing Receivables Funding LLC
1.720% due 04/22/19 ~	200,000	199,794
1.730% due 06/20/19 ~	1,635,000	1,633,352
2.060% due 06/22/20 ~	185,000	184,674

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Hilton Grand Vacations Trust
1.770% due 11/25/26 ~	$1,286,942	$1,271,700
2.660% due 12/26/28 ~	710,000	709,891
2.960% due 12/26/28 § ~	485,000	484,503
Honda Auto Receivables Owner Trust 1.330% due 11/18/22	5,380,000	5,315,972
Hyundai Auto Lease Securitization Trust
1.520% due 10/15/19 ~	3,035,000	3,032,771
1.600% due 07/15/19 ~	810,000	810,616
1.650% due 07/15/20 ~	2,140,000	2,134,567
1.680% due 04/15/20 ~	190,000	189,955
Hyundai Auto Receivables Trust
1.450% due 11/15/22	5,275,000	5,181,664
2.380% due 04/17/23	895,000	895,408
John Deere Owner Trust
1.250% due 06/15/20	1,705,000	1,694,948
1.320% due 06/17/19	1,329,508	1,329,288
1.360% due 04/15/20	1,615,000	1,611,971
1.490% due 05/15/23	1,110,000	1,102,533
Kubota Credit Owner Trust
1.500% due 07/15/20 ~	1,500,000	1,489,808
1.540% due 03/15/19 ~	8,691,146	8,695,460
1.670% due 07/15/20 ~	2,790,000	2,795,361
Mercedes-Benz Auto Lease Trust
1.350% due 08/15/19	1,160,000	1,157,098
1.520% due 03/15/19	1,875,000	1,876,629
Mercedes-Benz Auto Receivables Trust 1.260% due 02/16/21	3,550,000	3,531,416
MMAF Equipment Finance LLC
0.870% due 01/08/19 ~	3,401,047	3,396,805
1.390% due 10/16/19 ~	1,929,874	1,927,979
1.480% due 06/15/20 ~	1,530,000	1,523,261
MVW Owner Trust
2.150% due 04/22/30 ~	378,028	376,829
2.250% due 09/22/31 ~	1,269,871	1,259,977
2.520% due 12/20/32 ~	431,061	429,095
Nationstar HECM Loan Trust
2.013% due 08/25/26 ~	442,274	445,539
2.239% due 06/25/26 ~	652,874	653,060
2.981% due 02/25/26 ~	213,611	213,878
Nissan Auto Lease Trust
1.610% due 01/18/22	2,645,000	2,636,248
1.650% due 10/15/21	9,980,000	9,986,319
Nissan Auto Receivables Owner Trust 1.180% due 01/15/21	3,075,000	3,047,935
Nissan Master Owner Trust Receivables
1.440% due 01/15/20	7,380,000	7,378,321
1.540% due 06/15/21	2,670,000	2,650,745
Santander Drive Auto Receivables Trust
2.100% due 06/15/21	315,000	314,736
2.470% due 12/15/20	1,020,000	1,029,126
2.580% due 05/16/22	380,000	380,181
3.490% due 05/17/21	2,065,000	2,104,081
3.530% due 08/16/21	1,465,000	1,491,186
3.650% due 12/15/21	1,405,000	1,432,703
Sierra Receivables Funding Co LLC 2.910% due 03/20/34 ~	970,000	977,050
Sierra Timeshare Receivables Funding LLC
2.050% due 06/20/31 ~	651,211	650,352
2.300% due 10/20/31 ~	885,522	886,102
2.330% due 07/20/33 ~	919,528	919,711
2.400% due 03/22/32 ~	1,635,745	1,640,427
2.430% due 06/20/32 ~	906,841	906,450
2.430% due 10/20/33 ~	3,689,681	3,651,309
2.580% due 09/20/32 ~	1,059,184	1,063,960
SLM Student Loan Trust
1.382% due 03/25/25 §	3,882,749	3,813,233
2.538% due 04/25/23 §	845,099	862,778
2.688% due 07/25/22 §	104,057	106,021
2.738% due 07/25/23 §	1,118,704	1,144,125

	Principal Amount	Value
SMART ABS Trust (Australia)
1.180% due 02/14/19	$322,852	$322,287
1.450% due 08/14/19	5,380,000	5,348,662
1.660% due 08/14/19	2,645,000	2,637,598
Springleaf Funding Trust 2.900% due 11/15/29 ~	1,115,000	1,121,902
Synchrony Credit Card Master Note Trust
1.600% due 04/15/21	3,315,000	3,317,403
1.690% due 03/15/21	4,340,000	4,336,462
1.910% due 11/15/20	2,250,000	2,250,755
2.370% due 03/15/23	3,894,000	3,935,616
2.640% due 03/15/23	3,545,000	3,561,922
Towd Point Mortgage Trust
2.250% due 04/25/56 § ~	2,188,598	2,172,480
2.250% due 07/25/56 § ~	1,648,968	1,633,610
2.750% due 02/25/55 § ~	851,984	854,574
2.750% due 04/25/55 § ~	1,698,845	1,704,677
2.750% due 05/25/55 § ~	1,529,956	1,534,582
2.750% due 08/25/55 § ~	1,106,229	1,104,309
3.000% due 02/25/55 § ~	1,034,311	1,032,884
Toyota Auto Receivables Owner Trust 1.440% due 04/15/20	1,830,000	1,830,841
USAA Auto Owner Trust 1.960% due 11/15/22	575,000	573,974
Verizon Owner Trust
2.450% due 09/20/21 ~	645,000	649,068
2.650% due 09/20/21 ~	865,000	867,243
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21	5,895,000	5,855,634
Volkswagen Credit Auto Master Trust 1.400% due 07/22/19 ~	4,130,000	4,128,946
Volvo Financial Equipment LLC 1.670% due 02/18/20 ~	815,000	815,565
Wells Fargo Dealer Floorplan Master Note Trust
1.358% due 07/20/19 §	6,760,000	6,770,780
1.428% due 10/20/19 §	6,980,000	6,985,549
Wendys Funding LLC 3.371% due 06/15/45 ~	5,146,625	5,184,085
Wheels SPV LLC
0.840% due 03/20/23 ~	24,904	24,898
1.270% due 04/22/24 ~	535,228	535,743
1.590% due 05/20/25 ~	1,115,000	1,115,296
World Omni Auto Receivables Trust 1.300% due 02/15/22	4,885,000	4,837,192
World Omni Automobile Lease Securitization Trust
1.450% due 08/15/19	2,855,000	2,840,481
1.940% due 12/15/20	6,855,000	6,863,690

Total Asset-Backed Securities (Cost $392,603,738)		391,484,023

U.S. TREASURY OBLIGATIONS - 5.5%

U.S. Treasury Notes - 5.5%

0.750% due 07/15/19	5,000,000	4,934,275
1.000% due 11/15/19	63,645,000	62,943,886
1.250% due 03/31/19	8,220,000	8,218,233
1.625% due 11/30/20	3,920,000	3,908,593
1.750% due 09/30/19 ‡	10,055,000	10,144,158

		90,149,145

Total U.S. Treasury Obligations (Cost $90,384,830)		90,149,145

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 0.3%

State Board of Administration Finance Corp FL ‘A’ 2.163% due 07/01/19	$2,230,000	$2,250,114
University of California 1.284% due 07/01/41 §	1,915,000	1,915,000

Total Municipal Bonds (Cost $4,145,000)		4,165,114

SHORT-TERM INVESTMENTS - 4.3%

Commercial Paper - 3.1%

AXA Financial Inc 1.596% due 07/24/17	10,000,000	9,958,057
Enbridge Energy Partners LP 1.996% due 05/09/17	8,510,000	8,497,554
Ford Motor Credit Co LLC 1.806% due 09/01/17	9,240,000	9,175,730
Manhattan Asset Funding Co LLC 1.565% due 09/06/17	9,155,000	9,098,836
Vodafone Group PLC (United Kingdom) 1.648% due 09/01/17	9,945,000	9,881,229
VW Credit Inc (Germany) 1.806% due 09/18/17	4,840,000	4,804,710

		51,416,116

	Principal Amount	Value
Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $20,671,604; collateralized by U.S. Treasury Notes: 1.125% due 02/28/21 and value $21,089,479)	$20,671,449	$20,671,449

Total Short-Term Investments (Cost $72,057,429)		72,087,565

TOTAL INVESTMENTS - 99.7% (Cost $1,650,403,085)		1,650,280,876

OTHER ASSETS & LIABILITIES, NET - 0.3%		5,636,381

NET ASSETS - 100.0%		$1,655,917,257

Notes to Schedule of Investments

(a)	As of March 31, 2017, an investment with a value of $893,856 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes (06/17)	1,501	$319,812

Short Futures Outstanding
U.S. Treasury 10-Year Notes (06/17)	433	(98,767)

Total Futures Contracts		$221,045

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$864,719,354	$-	$864,719,354	$-
	Mortgage-Backed Securities	227,675,675	-	227,675,675	-
	Asset-Backed Securities	391,484,023	-	391,484,023	-
	U.S. Treasury Obligations	90,149,145	-	90,149,145	-
	Municipal Bonds	4,165,114	-	4,165,114	-
	Short-Term Investments	72,087,565	-	72,087,565	-
	Derivatives:
	Interest Rate Contracts
	Futures	319,812	319,812	-	-

	Total Assets	1,650,600,688	319,812	1,650,280,876	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(98,767)	(98,767)	-	-

	Total Liabilities	(98,767)	(98,767)	-	-

	Total	$1,650,501,921	$221,045	$1,650,280,876	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 22.6%

Azerbaijan - 0.9%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	$2,210,000	$2,428,459
State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	1,647,000	1,602,539
6.950% due 03/18/30 ~	1,250,000	1,321,825

		5,352,823

Barbados - 0.1%

Columbus Cable Barbados Ltd 7.375% due 03/30/21 ~	625,000	671,875

Brazil - 1.7%

Braskem America Finance Co 7.125% due 07/22/41 ~	425,000	452,837
GTL Trade Finance Inc 5.893% due 04/29/24 ~	215,000	216,613
Marfrig Holdings Europe BV
6.875% due 06/24/19 ~	950,000	978,500
8.000% due 06/08/23 ~	625,000	654,562
Minerva Luxembourg SA 6.500% due 09/20/26 ~	445,000	436,492
Petrobras Global Finance BV
5.375% due 01/27/21	2,865,000	2,957,629
6.250% due 03/17/24	468,000	481,455
6.850% due 06/05/15	518,000	464,257
6.875% due 01/20/40	850,000	813,450
8.750% due 05/23/26	235,000	272,600
QGOG Atlantic 5.250% due 07/30/19 ~	1,058,313	1,039,792
Vale Overseas Ltd
6.875% due 11/21/36	658,000	710,706
6.875% due 11/10/39	670,000	719,848

		10,198,741

Chile - 1.0%

Banco del Estado de Chile
3.875% due 02/08/22 ~	400,000	415,494
4.125% due 10/07/20 ~	475,000	501,876
Corp Nacional del Cobre de Chile
3.750% due 11/04/20 ~	820,000	858,542
3.875% due 11/03/21 ~	870,000	913,342
4.875% due 11/04/44 ~	1,705,000	1,748,327
5.625% due 10/18/43 ~	465,000	520,763
Empresa Nacional del Petroleo 3.750% due 08/05/26 ~	600,000	581,601
VTR Finance BV 6.875% due 01/15/24 ~	750,000	781,875

		6,321,820

China - 1.1%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	1,440,000	1,457,928
Central China Real Estate Ltd 8.750% due 01/23/21 ~	250,000	274,687
China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	700,000	721,093
China SCE Property Holdings Ltd 10.000% due 07/02/20 ~	330,000	367,328
Franshion Development Ltd 6.750% due 04/15/21 ~	960,000	1,076,097
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	1,310,000	1,382,826
6.300% due 11/12/40 ~	485,000	608,686
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	680,000	743,326

		6,631,971

	Principal Amount	Value
Colombia - 0.2%

Banco de Bogota SA 6.250% due 05/12/26 ~	$327,000	$342,124
Ecopetrol SA 7.625% due 07/23/19	575,000	639,687

		981,811

Costa Rica - 0.4%

Banco de Costa Rica 5.250% due 08/12/18 ~	690,000	702,634
Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	950,000	983,250
Instituto Costarricense de Electricidad
6.375% due 05/15/43 ~	430,000	368,187
6.950% due 11/10/21 ~	200,000	211,484

		2,265,555

Ecuador - 1.3%

EP PetroEcuador 6.787% due 09/24/19 § ~	7,863,158	7,885,175

Georgia - 0.1%

Georgian Railway JSC 7.750% due 07/11/22 ~	870,000	960,001

Hong Kong - 0.1%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	850,000	911,979

Indonesia - 0.5%

Majapahit Holding BV
7.750% due 01/20/20 ~	650,000	734,955
8.000% due 08/07/19 ~	620,000	697,500
P.T. Pertamina Persero 6.000% due 05/03/42 ~	682,000	724,761
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	679,000	739,295

		2,896,511

Jamaica - 0.9%

Digicel Group Ltd
7.125% due 04/01/22 ~	598,000	467,935
8.250% due 09/30/20 ~	5,425,000	4,683,782
Digicel Ltd 6.000% due 04/15/21 ~	581,000	530,889

		5,682,606

Kazakhstan - 1.7%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	1,837,000	1,827,367
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	1,721,000	1,814,597
Kazakhstan Temir Zholy National Co JSC 6.375% due 10/06/20 ~	568,000	615,671
Kazkommertsbank JSC
5.500% due 12/21/22 ~	652,145	613,016
8.500% due 05/11/18 ~	1,850,000	1,916,867
KazMunayGas National Co JSC
5.750% due 04/30/43 ~	1,002,000	988,849
6.375% due 04/09/21 ~	720,000	792,572
7.000% due 05/05/20 ~	813,000	898,477
9.125% due 07/02/18 ~	920,000	992,321

		10,459,737

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Luxembourg - 0.3%

Altice Financing SA
6.625% due 02/15/23 ~	$510,000	$531,675
7.500% due 05/15/26 ~	545,000	580,425
Millicom International Cellular SA 6.000% due 03/15/25 ~	639,000	657,371

		1,769,471

Malaysia - 0.4%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	530,000	573,004
Petronas Capital Ltd
5.250% due 08/12/19 ~	825,000	880,243
7.875% due 05/22/22 ~	290,000	356,211
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	875,000	948,421

		2,757,879

Mexico - 1.7%

Cemex SAB de CV 7.750% due 04/16/26 ~	665,000	749,927
Comision Federal de Electricidad
4.875% due 01/15/24 ~	900,000	930,150
5.750% due 02/14/42 ~	1,105,000	1,098,094
Petroleos Mexicanos
5.500% due 06/27/44	329,000	292,004
5.625% due 01/23/46	1,287,000	1,150,900
6.000% due 03/05/20	390,000	421,200
6.500% due 06/02/41	931,000	926,345
6.750% due 09/21/47	1,953,000	1,987,392
6.875% due 08/04/26	1,540,000	1,713,250
7.190% due 09/12/24 ~	MXN 24,000,000	1,137,043

		10,406,305

Netherlands - 1.0%

GTH Finance BV
6.250% due 04/26/20 ~	$1,810,000	1,929,288
7.250% due 04/26/23 ~	383,000	422,491
New World Resources NV 9.000% PIK due 04/07/20 * Y ~ +	EUR 1,128,033	-
VimpelCom Holdings BV 7.504% due 03/01/22 ~	$411,000	466,485
Zhaikmunai LLP
6.375% due 02/14/19 ~	1,466,000	1,428,793
7.125% due 11/13/19 ~	1,831,000	1,791,890

		6,038,947

Philippines - 0.5%

Development Bank of the Philippines 5.500% due 03/25/21 ~	950,000	1,054,272
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	1,405,000	1,797,474

		2,851,746

Russia - 2.3%

Credit Bank of Moscow
5.875% due 11/07/21 ~	1,500,000	1,554,499
8.700% due 11/13/18 ~	1,497,000	1,608,753
Gazprom Neft OAO 4.375% due 09/19/22 ~	1,933,000	1,956,683
Gazprom OAO
8.625% due 04/28/34 ~	495,000	648,234
9.250% due 04/23/19 ~	361,000	405,519
Sberbank of Russia 5.250% due 05/23/23 ~	1,790,000	1,846,711
SCF Capital Ltd 5.375% due 06/16/23 ~	1,114,000	1,153,146

	Principal Amount	Value
Vimpel Communications 7.748% due 02/02/21 ~	$280,000	$317,616
Vnesheconombank
5.450% due 11/22/17 ~	470,000	479,894
5.942% due 11/21/23 ~	1,660,000	1,781,567
6.025% due 07/05/22 ~	846,000	909,348
6.800% due 11/22/25 ~	914,000	1,022,730
6.902% due 07/09/20 ~	376,000	413,447

		14,098,147

Singapore - 0.1%

Puma International Financing SA 6.750% due 02/01/21 ~	530,000	549,488

South Africa - 1.0%

Eskom Holdings SOC Ltd
5.750% due 01/26/21 ~	3,611,000	3,638,592
6.750% due 08/06/23 ~	1,573,000	1,590,649
7.125% due 02/11/25 ~	980,000	991,756

		6,220,997

Ukraine - 0.6%

MHP SA 8.250% due 04/02/20 ~	1,870,000	1,891,965
Oschadbank 9.625% due 03/20/25 § ~	480,000	469,161
Ukraine Railways 9.875% due 09/15/21 ~	245,000	237,650
Ukreximbank 9.750% due 01/22/25 ~	901,000	881,890

		3,480,666

United Arab Emirates - 0.1%

Emirates Airline 4.500% due 02/06/25 ~	373,331	380,424
Emirates NBD Ltd 6.375% due 09/17/20 § ~	200,000	209,484

		589,908

Venezuela - 4.6%

Petroleos de Venezuela SA
5.250% due 04/12/17 ~	6,740,900	6,447,671
5.375% due 04/12/27 ~	792,000	274,428
8.500% due 11/02/17 ~	583,166	486,944
8.500% due 10/27/20 ~	25,294,000	18,970,500
9.000% due 11/17/21 ~	1,760,581	851,945
9.750% due 05/17/35 ~	1,903,498	830,401
12.750% due 02/17/22 ~	852,000	489,900

		28,351,789

Vietnam - 0.0%

Vietnam Joint Stock Commercial Bank for Industry & Trade 8.000% due 05/17/17 ~	250,000	251,563

Total Corporate Bonds & Notes (Cost $133,559,353)		138,587,511

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Netherlands - 0.0%

New World Resources NV 4.000% Cash or 8.000% PIK due 10/07/20 * Y ~ +	EUR 1,169,991	-

Total Convertible Corporate Bonds & Notes (Cost $897,377)		-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 1.1%

United Arab Emirates - 1.1%

Dubai Drydocks LLC
0.100% due 10/18/27 §	$2,380,503	$467,769
5.152% due 10/18/17 §	1,290,363	1,050,033
Term B
4.000% due 10/18/17 §	EUR 184,397	150,053
Tranche B
0.100% due 10/18/27 §	$906,759	178,178
Dubai World Term B1 2.000% Cash or 1.750% PIK due 09/30/18 §	5,343,561	4,725,739

		6,571,772

Total Senior Loan Notes (Cost $6,953,757)		6,571,772

FOREIGN GOVERNMENT BONDS & NOTES - 68.1%

Angola - 0.2%

Angolan Government 9.500% due 11/12/25 ~	1,140,000	1,178,703

Argentina - 2.1%

Argentina Bonar
21.822% due 03/11/19 §	ARS 6,145,000	424,310
23.306% due 03/01/20 §	5,944,000	425,058
Argentine Bonos del Tesoro
21.200% due 09/19/18	4,890,000	333,818
22.750% due 03/05/18	43,347,220	2,953,863
Argentine Republic Government
2.500% due 12/31/38 §	$3,486,197	2,203,277
6.875% due 04/22/21 ~	1,580,000	1,698,500
7.500% due 04/22/26 ~	2,075,000	2,206,762
8.280% due 12/31/33	1,384,713	1,479,236
20.916% due 04/03/22 § #	ARS 21,952,700	1,467,674

		13,192,498

Azerbaijan - 0.1%

Republic of Azerbaijan 4.750% due 03/18/24 ~	$604,000	609,358

Bahrain - 0.1%

Bahrain Government 7.000% due 10/12/28 ~	510,000	533,355

Belarus - 1.1%

Republic of Belarus 8.950% due 01/26/18 ~	6,439,000	6,648,049

Brazil - 10.4%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	808,000	867,792
Brazil Letras do Tesouro Nacional 9.619% due 01/01/20	BRL 75,544,000	18,734,651
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/21	69,831,000	22,474,156
10.000% due 01/01/23	24,965,000	8,009,940
10.000% due 01/01/25	13,789,000	4,410,260
Brazilian Government
2.625% due 01/05/23	$930,000	864,900
4.250% due 01/07/25	1,554,000	1,532,632
4.875% due 01/22/21	705,000	743,775

	Principal Amount	Value
5.000% due 01/27/45	$1,636,000	$1,464,220
5.625% due 01/07/41	481,000	470,178
5.625% due 02/21/47	904,000	879,140
6.000% due 04/07/26	937,000	1,020,862
7.125% due 01/20/37	834,000	950,760
8.250% due 01/20/34	469,000	585,898
8.875% due 04/15/24	450,000	564,750

		63,573,914

Cameroon - 0.0%

Republic of Cameroon 9.500% due 11/19/25 ~	200,000	227,142

Chile - 0.1%

Chile Government 3.125% due 01/21/26	346,000	352,228

Colombia - 4.6%

Colombia Government
3.875% due 04/25/27	1,149,000	1,145,840
4.000% due 02/26/24	970,000	1,000,555
5.000% due 06/15/45	1,060,000	1,068,480
5.625% due 02/26/44	1,169,000	1,277,133
6.125% due 01/18/41	2,075,000	2,375,875
7.375% due 09/18/37	800,000	1,024,800
8.125% due 05/21/24	1,345,000	1,717,901
11.750% due 02/25/20	1,200,000	1,520,400
Colombian TES
5.000% due 11/21/18	COP 19,398,900,000	6,664,908
7.000% due 05/04/22	13,894,700,000	5,018,003
7.000% due 06/30/32	4,321,700,000	1,514,300
7.750% due 09/18/30	2,228,300,000	841,506
10.000% due 07/24/24	1,979,400,000	827,502
11.000% due 07/24/20	3,516,000,000	1,406,829
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	2,668,000,000	693,870

		28,097,902

Costa Rica - 0.2%

Costa Rica Government
4.250% due 01/26/23 ~	$761,000	739,121
4.375% due 04/30/25 ~	400,000	378,000
5.625% due 04/30/43 ~	400,000	352,000

		1,469,121

Croatia - 1.2%

Croatia Government
6.000% due 01/26/24 ~	2,150,000	2,386,472
6.375% due 03/24/21 ~	1,594,000	1,764,717
6.625% due 07/14/20 ~	1,745,000	1,918,956
6.750% due 11/05/19 ~	950,000	1,035,653

		7,105,798

Dominican Republic - 1.9%

Dominican Republic
5.500% due 01/27/25 ~	1,690,000	1,725,913
5.875% due 04/18/24 ~	1,629,000	1,708,414
6.600% due 01/28/24 ~	895,000	974,431
6.850% due 01/27/45 ~	1,740,000	1,809,600
6.875% due 01/29/26 ~	2,190,000	2,409,000
7.450% due 04/30/44 ~	930,000	1,032,300
7.500% due 05/06/21 ~	1,605,000	1,777,537

		11,437,195

Ecuador - 3.4%

Ecuador Government
7.950% due 06/20/24 ~	4,264,000	4,029,480
9.650% due 12/13/26 ~	1,852,000	1,921,450

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
10.500% due 03/24/20 ~	$10,463,000	$11,143,095
10.750% due 03/28/22 ~	3,636,000	3,854,160

		20,948,185

Egypt - 0.3%

Egypt Government
6.125% due 01/31/22 ~	730,000	760,569
6.875% due 04/30/40 ~	170,000	160,256
8.500% due 01/31/47 ~	850,000	915,875

		1,836,700

El Salvador - 0.4%

El Salvador Government
5.875% due 01/30/25 ~	370,000	332,408
6.375% due 01/18/27 ~	295,000	265,500
7.375% due 12/01/19 ~	470,000	484,687
7.625% due 02/01/41 ~	278,000	256,783
7.650% due 06/15/35 ~	420,000	392,087
8.250% due 04/10/32 ~	395,000	393,531
8.625% due 02/28/29 ~	430,000	445,050

		2,570,046

Ethiopia - 0.5%

Ethiopia International 6.625% due 12/11/24 ~	3,009,000	2,898,540

Gabon - 0.4%

Gabon Government
6.375% due 12/12/24 ~	2,347,300	2,278,348
6.950% due 06/16/25 ~	200,000	196,058

		2,474,406

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	930,000	1,031,463

Ghana - 0.1%

Ghana Government 9.250% due 09/15/22 ~	580,000	605,230

Guatemala - 0.3%

Guatemala Government 4.875% due 02/13/28 ~	1,590,000	1,624,980

Hungary - 1.9%

Hungary Government
5.375% due 02/21/23	2,574,000	2,839,032
5.375% due 03/25/24	1,328,000	1,480,301
5.500% due 06/24/25	HUF 288,350,000	1,171,973
5.750% due 11/22/23	$2,316,000	2,621,703
6.250% due 01/29/20	1,475,000	1,618,180
7.625% due 03/29/41	1,144,000	1,664,457

		11,395,646

India - 0.3%

Export-Import Bank of India
3.375% due 08/05/26 ~	410,000	392,685
4.000% due 08/07/17 ~	370,000	372,732
4.000% due 01/14/23 ~	910,000	941,495

		1,706,912

Indonesia - 3.1%

Indonesia Government
4.125% due 01/15/25 ~	750,000	771,743
4.875% due 05/05/21 ~	776,000	831,161
5.125% due 01/15/45 ~	950,000	1,009,109

	Principal Amount	Value
5.875% due 03/13/20 ~	$751,000	$822,301
5.950% due 01/08/46 ~	456,000	536,479
6.875% due 01/17/18 ~	1,430,000	1,488,875
7.750% due 01/17/38 ~	330,000	456,946
11.625% due 03/04/19 ~	1,009,000	1,194,464
Indonesia Treasury
5.625% due 05/15/23	IDR 3,184,000,000	224,163
7.000% due 05/15/22	6,368,000,000	481,943
7.000% due 05/15/27	6,300,000,000	472,777
7.500% due 08/15/32	2,700,000,000	205,981
8.250% due 07/15/21	37,220,000,000	2,939,652
8.375% due 09/15/26	36,027,000,000	2,942,883
8.750% due 05/15/31	24,907,000,000	2,077,063
Perusahaan Penerbit SBSN Indonesia III
4.325% due 05/28/25 ~	$620,000	637,825
4.550% due 03/29/26 ~	950,000	986,813
6.125% due 03/15/19 ~	754,000	809,645

		18,889,823

Ivory Coast - 1.4%

Ivory Coast Government
5.375% due 07/23/24 ~	1,825,000	1,743,012
5.750% due 12/31/32 § ~	7,231,420	6,735,995

		8,479,007

Jamaica - 0.2%

Jamaica Government 7.875% due 07/28/45	850,000	973,717

Jordan - 0.1%

Jordan Government 5.750% due 01/31/27 ~	700,000	687,455

Kazakhstan - 0.9%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	1,280,000	1,256,896
Kazakhstan Government
4.875% due 10/14/44 ~	790,000	778,379
5.125% due 07/21/25 ~	1,530,000	1,665,941
6.500% due 07/21/45 ~	1,400,000	1,663,235

		5,364,451

Kenya - 0.1%

Kenya Government 6.875% due 06/24/24 ~	810,000	808,971

Kuwait - 0.1%

Kuwait Government 2.750% due 03/20/22 ~	740,000	741,998

Lebanon - 1.5%

Lebanon Government
5.150% due 11/12/18 ~	272,000	276,377
5.450% due 11/28/19 ~	803,000	823,236
6.000% due 01/27/23 ~	464,000	471,906
6.100% due 10/04/22 ~	1,616,000	1,658,168
6.200% due 02/26/25 ~	710,000	707,373
6.375% due 03/09/20	1,120,000	1,167,286
6.600% due 11/27/26 ~	1,597,000	1,622,359
6.750% due 11/29/27 ~	710,000	720,332
8.250% due 04/12/21 ~	1,409,000	1,563,128

		9,010,165

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Malaysia - 0.5%

Malaysia Government
3.418% due 08/15/22	MYR 886,000	$195,296
3.480% due 03/15/23	263,000	57,840
3.844% due 04/15/33	203,000	42,077
3.882% due 03/10/22	1,638,000	371,226
3.900% due 11/30/26	180,000	39,869
3.955% due 09/15/25	80,000	17,778
4.181% due 07/15/24	2,539,000	576,043
4.240% due 02/07/18	6,438,000	1,465,835
4.254% due 05/31/35	493,000	106,155
4.392% due 04/15/26	198,000	45,250
4.498% due 04/15/30	2,194,000	496,356

		3,413,725

Mexico - 6.6%

Mexican Bonos
5.000% due 12/11/19	MXN 228,180,000	11,684,654
5.750% due 03/05/26	63,340,000	3,100,005
6.500% due 06/10/21	229,440,000	12,113,393
7.750% due 11/23/34	56,410,000	3,121,521
Mexican Udibonos 4.000% due 06/13/19 ^	113,947,618	6,290,272
Mexico Government
4.350% due 01/15/47	$655,000	604,237
4.600% due 01/23/46	1,145,000	1,100,631
4.750% due 03/08/44	604,000	588,900
5.550% due 01/21/45	708,000	767,295
5.750% due 10/12/10	786,000	786,000
6.050% due 01/11/40	470,000	538,738

		40,695,646

Morocco - 0.6%

Morocco Government
4.250% due 12/11/22 ~	2,481,000	2,574,038
5.500% due 12/11/42 ~	1,107,000	1,184,285

		3,758,323

Namibia - 0.1%

Namibia Government 5.250% due 10/29/25 ~	640,000	647,328

Oman - 0.3%

Oman Government
4.750% due 06/15/26 ~	1,127,000	1,137,706
6.500% due 03/08/47 ~	560,000	592,200

		1,729,906

Pakistan - 1.5%

Pakistan Government
6.875% due 06/01/17 ~	1,414,000	1,421,777
7.250% due 04/15/19 ~	1,626,000	1,723,492
8.250% due 04/15/24 ~	1,614,000	1,792,082
8.250% due 09/30/25 ~	1,358,000	1,522,731
The Second Pakistan International Sukuk Co Ltd 6.750% due 12/03/19 ~	1,440,000	1,528,217
The Third Pakistan International Sukuk Co Ltd 5.500% due 10/13/21 ~	1,157,000	1,190,271

		9,178,570

Panama - 0.8%

Panama Government
4.000% due 09/22/24	570,000	597,788
4.300% due 04/29/53	1,240,000	1,181,100
6.700% due 01/26/36	984,000	1,244,760
7.125% due 01/29/26	185,000	234,256

	Principal Amount	Value
8.875% due 09/30/27	$560,000	$791,700
9.375% due 04/01/29	443,000	651,210

		4,700,814

Paraguay - 0.2%

Paraguay Government
4.625% due 01/25/23 ~	890,000	930,050
4.700% due 03/27/27 ~	387,000	392,805

		1,322,855

Peru - 2.0%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 3,780,000	1,176,763
Peruvian Government
5.625% due 11/18/50	$1,900,000	2,268,125
5.700% due 08/12/24 ~	PEN 2,805,000	882,903
6.350% due 08/12/28 ~	3,536,000	1,108,690
6.950% due 08/12/31 ~	1,459,000	482,797
7.350% due 07/21/25	$2,027,000	2,630,032
8.200% due 08/12/26 ~	PEN 2,565,000	932,288
8.750% due 11/21/33	$1,952,000	2,957,280

		12,438,878

Philippines - 1.1%

Philippine Government
4.950% due 01/15/21	PHP 14,000,000	284,604
6.250% due 01/14/36	18,000,000	400,000
6.375% due 10/23/34	$949,000	1,265,080
7.750% due 01/14/31	1,260,000	1,801,700
9.500% due 02/02/30	1,425,000	2,256,950
10.625% due 03/16/25	670,000	1,020,494

		7,028,828

Poland - 1.3%

Republic of Poland Government
2.500% due 07/25/26	PLN 10,565,000	2,482,537
3.000% due 03/17/23	$354,000	353,885
3.250% due 07/25/25	PLN 10,189,000	2,564,528
4.000% due 10/25/23	6,393,000	1,701,463
5.000% due 03/23/22	$785,000	863,005

		7,965,418

Romania - 1.1%

Romanian Government
4.375% due 08/22/23 ~	2,946,000	3,113,940
6.125% due 01/22/44 ~	240,000	295,932
6.750% due 02/07/22 ~	3,052,000	3,544,712

		6,954,584

Russia - 2.0%

Russian Federal
7.400% due 12/07/22	RUB 45,981,000	803,151
7.500% due 08/18/21	297,628,000	5,230,034
7.750% due 09/16/26	238,431,000	4,217,637
8.500% due 09/17/31	95,804,000	1,780,832

		12,031,654

Saudi Arabia - 0.1%

Saudi Government 4.500% due 10/26/46 ~	$840,000	829,777

Senegal - 0.1%

Senegal Government 8.750% due 05/13/21 ~	528,000	599,906

Serbia - 0.5%

Serbia Government
4.875% due 02/25/20 ~	940,000	976,105
5.875% due 12/03/18 ~	1,390,000	1,464,018
7.250% due 09/28/21 ~	450,000	513,977

		2,954,100

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
South Africa - 3.2%

Republic of South Africa Government
4.300% due 10/12/28	$2,180,000	$2,051,437
4.875% due 04/14/26	650,000	654,712
7.000% due 02/28/31	ZAR 60,314,890	3,705,336
7.750% due 02/28/23	31,318,000	2,276,547
8.000% due 01/31/30	30,270,000	2,049,349
8.250% due 03/31/32	19,200,000	1,299,800
8.500% due 01/31/37	22,346,000	1,494,780
8.750% due 01/31/44	31,960,000	2,159,735
8.750% due 02/28/48	47,760,000	3,224,345
10.500% due 12/21/26	7,390,180	609,612

		19,525,653

Sri Lanka - 0.1%

Sri Lanka Government 6.825% due 07/18/26 ~	$446,000	462,106

Suriname - 0.1%

Republic of Suriname 9.250% due 10/26/26 ~	941,000	938,647

Thailand - 0.3%

Thailand Government
1.250% due 03/12/28 ^ ~	THB 25,323,015	692,414
3.400% due 06/17/36	20,419,000	607,073
4.675% due 06/29/44	9,850,000	349,242

		1,648,729

Turkey - 3.1%

Turkey Government
3.000% due 02/23/22 ^	TRY 3,750,760	1,065,749
3.250% due 03/23/23	$640,000	588,224
4.875% due 04/16/43	555,000	477,397
5.625% due 03/30/21	312,000	326,408
5.750% due 03/22/24	700,000	727,986
6.000% due 03/25/27	650,000	676,120
6.000% due 01/14/41	665,000	658,744
6.250% due 09/26/22	520,000	556,478
6.625% due 02/17/45	230,000	245,594
6.750% due 04/03/18	1,406,000	1,462,366
6.750% due 05/30/40	515,000	552,250
6.875% due 03/17/36	266,000	288,871
7.000% due 03/11/19	418,000	447,363
7.000% due 06/05/20	411,000	449,418
7.375% due 02/05/25	955,000	1,085,238
7.500% due 07/14/17	852,000	866,316
7.500% due 11/07/19	345,000	378,322
9.400% due 07/08/20	TRY 5,016,000	1,322,851
10.600% due 02/11/26	5,850,000	1,601,549
10.700% due 02/17/21	19,280,000	5,262,353

		19,039,597

Ukraine - 0.5%

Ukraine Government
4.327% due 05/31/40 § ~	$548,000	205,226
7.750% due 09/01/20 ~	110,000	110,004
7.750% due 09/01/22 ~	343,000	330,180
7.750% due 09/01/23 ~	773,000	732,356
7.750% due 09/01/24 ~	507,000	475,693
7.750% due 09/01/25 ~	737,000	683,562
7.750% due 09/01/27 ~	937,000	861,581

		3,398,602

	Principal Amount	Value
United Arab Emirates - 0.2%

Abu Dhabi Government 3.125% due 05/03/26 ~	$440,000	$440,194
Emirate of Dubai Government 5.250% due 01/30/43 ~	807,000	785,119

		1,225,313

Uruguay - 0.9%

Uruguay Government
4.125% due 11/20/45	773,086	685,727
4.500% due 08/14/24	1,386,120	1,474,485
5.100% due 06/18/50	705,000	680,325
7.625% due 03/21/36	923,000	1,202,946
7.875% due 01/15/33	1,097,000	1,442,007

		5,485,490

Venezuela - 2.6%

Venezuela Government
6.000% due 12/09/20 ~	765,000	379,823
7.650% due 04/21/25 ~	626,000	262,920
7.750% due 10/13/19 ~	1,448,000	818,120
8.250% due 10/13/24 ~	3,018,000	1,365,645
9.000% due 05/07/23 ~	1,263,000	568,350
9.250% due 09/15/27	1,348,000	631,538
9.250% due 05/07/28 ~	1,970,000	842,077
11.750% due 10/21/26 ~	8,183,300	4,214,399
11.950% due 08/05/31 ~	10,970,700	5,979,031
12.750% due 08/23/22 ~	1,354,000	788,705

		15,850,608

Vietnam - 0.5%

Vietnam Government
4.800% due 11/19/24 ~	1,386,000	1,414,130
6.750% due 01/29/20 ~	1,545,000	1,692,949

		3,107,079

Zambia - 0.6%

Zambia Government
8.500% due 04/14/24 ~	670,000	692,304
8.970% due 07/30/27 ~	3,080,000	3,227,840

		3,920,144

Total Foreign Government Bonds & Notes (Cost $404,808,380)		417,325,238

SHORT-TERM INVESTMENTS - 6.0%

Foreign Government Issue - 0.2%

Egypt Treasury Bills 18.820% due 10/10/17	EGP 14,900,000	749,709

Repurchase Agreement - 5.8%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $35,748,674; collateralized by U.S. Treasury Notes: 1.250% due 03/31/21 and value $36,463,574)	$35,748,406	35,748,406

Total Short-Term Investments (Cost $36,500,061)		36,498,115

TOTAL INVESTMENTS - 97.8% (Cost $582,718,928)		598,982,636

OTHER ASSETS & LIABILITIES, NET - 2.2%		13,726,064

NET ASSETS - 100.0%		$612,708,700

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2017, $6,160,000 in cash was segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts and swap agreements.

(b)	Forward foreign currency contracts outstanding as of March 31, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	42,520,150	USD	2,610,000	04/17	BNP	$126,262
ARS	14,080,817	USD	854,937	04/17	DUB	51,193
ARS	19,249,742	USD	1,175,000	04/17	JPM	63,762
BRL	8,425,544	USD	2,704,786	04/17	CIT	(13,435)
BRL	8,168,532	USD	2,616,442	04/17	HSB	(7,188)
BRL	31,863,189	USD	10,056,555	04/17	MER	121,427
BRL	15,269,112	USD	4,892,221	04/17	MSC	(14,846)
BRL	8,390,678	USD	2,670,000	05/17	DUB	(7,441)
BRL	31,863,189	USD	10,120,278	05/17	MER	(9,341)
BRL	6,022,575	USD	1,885,000	05/17	MER	26,104
CLP	521,265,501	USD	808,728	04/17	CIT	(19,743)
CLP	2,379,086,100	USD	3,558,000	04/17	CSF	42,971
CLP	1,479,816,000	USD	2,232,000	04/17	DUB	7,841
CLP	1,210,198,520	USD	1,821,628	04/17	HSB	10,121
CNH	59,590,020	USD	8,898,375	05/17	HSB	(270,951)
CNY	8,030,680	USD	1,160,000	06/17	ANZ	(2,118)
CNY	98,585,061	USD	14,144,198	06/17	ANZ	70,017
COP	2,296,517,500	USD	785,000	04/17	BNP	11,125
COP	1,209,090,000	USD	410,000	04/17	DUB	9,151
CZK	12,851,090	EUR	479,751	09/17	JPM	26
CZK	176,820,600	EUR	6,600,000	09/17	MER	1,420
CZK	126,906,042	USD	5,094,582	04/17	CIT	(60,529)
CZK	65,283,285	USD	2,641,265	01/18	BNP	3,565
CZK	43,523,398	USD	1,763,437	01/18	CIT	(169)
CZK	31,432,023	USD	1,273,041	01/18	SCB	368
EGP	7,620,480	USD	463,674	04/17	GSC	(43,477)
EGP	19,715,449	USD	1,174,333	05/17	DUB	(90,847)
EGP	2,745,000	USD	164,371	05/17	HSB	(13,565)
EUR	782,754	CZK	21,021,649	09/17	JPM	(2,211)
EUR	7,711,555	USD	8,323,605	05/17	BNP	(75,473)
HUF	172,919,000	USD	596,507	04/17	BNP	1,713
HUF	119,886,665	USD	410,000	04/17	HSB	4,752
HUF	1,156,826,733	USD	4,023,745	04/17	JPM	(21,661)
HUF	184,366,000	USD	650,000	04/17	SCB	(12,179)
HUF	1,204,044,151	USD	4,241,832	06/17	JPM	(66,993)
IDR	18,637,262,702	USD	1,389,700	04/17	ANZ	8,495
IDR	9,458,240,000	USD	704,000	04/17	BNP	5,571
IDR	18,166,950,000	USD	1,350,000	07/17	ANZ	(559)
ILS	8,077,025	USD	2,133,731	04/17	BNP	97,535
INR	37,845,000	USD	580,000	04/17	BNP	2,905
INR	483,887,176	USD	7,169,761	04/17	GSC	283,282
INR	912,500,000	USD	13,484,557	05/17	MSC	526,152
KRW	1,712,326,000	USD	1,540,000	05/17	BNP	(6,843)
KRW	16,242,009,721	USD	14,471,291	05/17	BNP	71,243
MXN	270,843,352	USD	12,932,927	04/17	DUB	1,479,792
MXN	7,572,723	USD	385,000	04/17	HSB	17,977
MXN	41,405,750	USD	2,185,000	04/17	JPM	18,375
MXN	97,063,419	USD	5,021,387	07/17	SCB	71,395
PEN	1,481,480	USD	455,000	04/17	BNP	4
PEN	22,330,458	USD	6,609,577	04/17	CSF	248,726
PHP	91,355,991	USD	1,801,893	05/17	ANZ	11,732
PLN	5,134,944	USD	1,315,000	04/17	BNP	(20,480)
PLN	794,645	USD	195,000	04/17	BNP	5,330
PLN	4,344,715	USD	1,068,226	04/17	HSB	27,078
PLN	24,567,780	USD	6,039,418	05/17	MER	152,188
PLN	35,380,578	USD	9,041,573	06/17	BNP	(126,032)
RON	1,777,945	USD	425,000	04/17	BNP	(8,260)
RON	9,247,603	USD	2,182,050	04/17	UBS	(14,464)
RON	13,918,237	USD	3,273,878	05/17	SCB	(9,261)
RUB	17,223,750	USD	300,000	04/17	BNP	4,341
RUB	30,023,700	USD	510,000	04/17	MER	20,514
RUB	95,589,845	USD	1,583,020	04/17	SCB	106,037
RUB	191,460,036	USD	3,237,907	05/17	CIT	119,037
RUB	545,582,552	USD	9,454,275	05/17	HSB	111,638
SGD	3,696,604	USD	2,632,065	05/17	ANZ	11,725

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
SGD	1,225,884	USD	880,000	05/17	BNP	($3,255)
SGD	1,016,856	USD	720,000	05/17	BRC	7,250
THB	41,611,900	USD	1,210,000	04/17	HSB	711
THB	74,925,380	USD	2,122,532	05/17	BRC	56,829
THB	247,970,000	USD	7,016,695	05/17	SCB	196,030
THB	225,917,000	USD	6,399,462	05/17	UBS	171,806
TRY	1,396,422	USD	368,430	04/17	BNP	13,051
TRY	4,666,880	USD	1,280,000	04/17	MER	(5,082)
TRY	4,527,701	USD	1,216,675	04/17	MER	20,221
TWD	15,618,200	USD	520,000	05/17	ANZ	(4,246)
TWD	269,925,690	USD	8,834,092	05/17	HSB	79,571
USD	2,729,522	ARS	44,145,663	04/17	BNP	(111,345)
USD	2,659,243	BRL	8,425,544	04/17	CIT	(32,109)
USD	2,578,125	BRL	8,168,532	04/17	HSB	(31,129)
USD	10,179,933	BRL	31,863,189	04/17	MER	1,951
USD	4,819,187	BRL	15,269,112	04/17	MSC	(58,189)
USD	8,005,000	BRL	28,497,284	10/17	DUB	(746,472)
USD	8,005,000	BRL	28,441,765	10/17	GSC	(729,422)
USD	15,470,000	BRL	55,235,635	01/18	ABN	(1,220,909)
USD	1,195,000	CLP	779,319,250	04/17	ABN	15,427
USD	3,374,766	CLP	2,195,083,100	04/17	CSF	52,302
USD	8,904,000	CNH	59,590,020	05/17	HSB	276,576
USD	5,774,399	COP	17,239,056,004	04/17	CSF	(201,799)
USD	8,136,716	EUR	7,711,555	05/17	MER	(111,417)
USD	5,253,370	EUR	4,882,088	01/18	BNP	(31,306)
USD	1,605,000	IDR	21,523,050,000	04/17	BNP	(9,690)
USD	3,462,492	INR	226,758,190	04/17	BNP	(30,137)
USD	18,015,809	MXN	400,725,645	04/17	ABN	(3,308,496)
USD	1,183,783	MXN	22,651,584	04/17	BNP	(21,603)
USD	5,249,890	MXN	98,706,856	04/17	BRC	(2,719)
USD	1,160,000	MXN	21,821,920	04/17	CIT	(1,237)
USD	380,334	MXN	7,497,449	04/17	HSB	(18,637)
USD	1,137,698	PEN	3,780,000	04/17	BNP	(23,245)
USD	477,962	PEN	1,587,265	04/17	DUB	(9,531)
USD	423,471	PLN	1,720,011	04/17	BNP	(10,144)
USD	1,464,585	PLN	5,805,616	04/17	HSB	988
USD	300,000	RON	1,283,062	04/17	MER	(743)
USD	2,864,160	RUB	166,654,014	04/17	DUB	(80,589)
USD	1,761,060	RUB	103,898,137	04/17	GSC	(74,803)
USD	230,366	RUB	13,358,942	04/17	HSB	(5,684)
USD	4,512,000	SGD	6,379,968	05/17	HSB	(50,916)
USD	469,493	TRY	1,710,093	04/17	UBS	2,322
USD	8,719,118	ZAR	118,716,246	04/17	BRC	(93,036)
USD	1,258,000	ZAR	16,556,664	04/17	SCB	29,020
ZAR	45,069,113	USD	3,370,593	04/17	BNP	(25,171)
ZAR	19,247,219	USD	1,462,833	04/17	HSB	(34,136)
ZAR	4,050,220	USD	299,404	04/17	HSB	1,238
ZAR	71,857,138	USD	5,395,655	04/17	JPM	(61,792)

Total Forward Foreign Currency Contracts						($3,188,872)

(c)	Swap agreements outstanding as of March 31, 2017 were as follows:

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	HSB	3.555%	03/18/18	MYR 29,778,000	($776)	$-	($776)
Brazil CETIP Interbank	BNP	10.495%	01/02/20	BRL 35,093,684	223,360	-	223,360
Brazil CETIP Interbank	HSB	10.518%	01/04/21	6,396,862	53,854	-	53,854
Brazil CETIP Interbank	HSB	12.340%	01/04/21	2,183,886	66,773	-	66,773
Brazil CETIP Interbank	HSB	15.715%	01/04/21	13,969,284	1,328,111	-	1,328,111

					1,671,322	-	1,671,322

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN TIIE	CME	7.130%	02/07/19	MXN 196,400,000	$2,631	$-	$2,631
28-Day MXN TIIE	CME	8.100%	01/01/27	43,700,000	119,935	-	119,935

					122,566	-	122,566

					$1,793,888	$-	$1,793,888

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	2.130%	11/16/26	$3,400,000	$48,314	$-	$48,314
3-Month USD-LIBOR	LCH	2.217%	11/28/26	3,270,000	21,955	-	21,955
28-Day MXN TIIE	CME	7.969%	02/10/27	MXN 40,600,000	(86,698)	-	(86,698)

					($16,429)	$-	($16,429)

					$1,777,459	$-	$1,777,459

Total Return Swaps
Receive Total Return		Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21		SCB	06/15/21	IDR 8,500,000,000	$797,115	$1,075,510	($278,395)
Indonesia Treasury 8.375% due 03/15/24		SCB	03/15/24	6,621,000,000	532,037	576,461	(44,424)
Indonesia Treasury 11.000% due 09/15/25		SCB	09/15/25	8,000,000,000	751,531	966,375	(214,844)
Indonesia Treasury 7.000% due 05/15/27		SCB	05/15/27	18,000,000,000	1,386,576	1,618,076	(231,500)
Indonesia Treasury 7.000% due 05/15/27		SCB	05/15/27	16,179,000,000	1,246,300	1,170,641	75,659
Indonesia Treasury 9.000% due 03/15/29		SCB	03/15/29	7,000,000,000	585,903	617,752	(31,849)
Indonesia Treasury 10.500% due 08/15/30		SCB	08/15/30	11,500,000,000	1,090,030	1,372,401	(282,371)
Indonesia Treasury 6.625% due 05/15/33		SCB	05/15/33	13,600,000,000	951,620	1,147,409	(195,789)
Indonesia Treasury 8.375% due 03/15/34		HSB	03/15/34	4,361,000,000	348,824	372,001	(23,177)
Indonesia Treasury 8.375% due 03/15/34		SCB	03/15/34	14,894,000,000	1,191,329	1,228,768	(37,439)
Indonesia Treasury 8.250% due 05/15/36		SCB	05/15/36	10,824,000,000	885,969	805,182	80,787

					$9,767,234	$10,950,576	($1,183,342)

Total Swap Agreements					$11,544,693	$10,950,576	$594,117

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$138,587,511	$-	$138,587,511	$-
	Senior Loan Notes	6,571,772	-	6,571,772	-
	Foreign Government Bonds & Notes	417,325,238	-	417,325,238	-
	Short-Term Investments	36,498,115	-	36,498,115	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,878,183	-	4,878,183	-
	Interest Rate Contracts
	Swaps	11,632,167	-	11,632,167	-

	Total Asset - Derivatives	16,510,350	-	16,510,350	-

	Total Assets	615,492,986	-	615,492,986	-

Liabilities
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(8,067,055)	-	(8,067,055)	-
	Interest Rate Contracts
	Swaps	(87,474)	-	(87,474)	-

	Total Liabilities - Derivatives	(8,154,529)	-	(8,154,529)	-

	Total Liabilities	(8,154,529)	-	(8,154,529)	-

	Total	$607,338,457	$-	$607,338,457	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%

Basic Materials - 1.8%

Alcoa Corp	105,158	$3,617,435
CF Industries Holdings Inc	229,385	6,732,450
International Paper Co	170,137	8,639,557

		18,989,442

Communications - 8.5%

CBS Corp ‘B’	99,633	6,910,545
Charter Communications Inc ‘A’ *	16,333	5,346,118
Cisco Systems Inc	793,978	26,836,456
Comcast Corp ‘A’	213,107	8,010,692
eBay Inc *	472,479	15,861,120
Symantec Corp	84,024	2,577,856
Twenty-First Century Fox Inc ‘B’	402,188	12,781,535
Vodafone Group PLC (United Kingdom)	2,527,930	6,587,745
Yahoo! Inc *	77,676	3,604,943

		88,517,010

Consumer, Cyclical - 7.9%

Advance Auto Parts Inc	73,832	10,946,332
Carnival Corp	536,212	31,588,249
CVS Health Corp	110,442	8,669,697
General Motors Co	582,216	20,587,158
Wal-Mart Stores Inc	148,244	10,685,427

		82,476,863

Consumer, Non-Cyclical - 14.0%

AbbVie Inc	110,483	7,199,072
Anthem Inc	76,363	12,628,913
Biogen Inc *	35,091	9,594,581
Cardinal Health Inc	58,489	4,769,778
Gilead Sciences Inc	109,005	7,403,620
McKesson Corp	42,564	6,310,539
Medtronic PLC	98,047	7,898,666
Merck & Co Inc	198,096	12,587,020
Mondelez International Inc ‘A’	66,021	2,844,185
Mylan NV *	246,799	9,622,693
Novartis AG (Switzerland)	155,019	11,511,325
PayPal Holdings Inc *	224,168	9,643,707
Pfizer Inc	595,800	20,382,318
Sanofi ADR (France)	364,555	16,496,114
Unilever NV ‘NY’ (United Kingdom)	128,054	6,361,723

		145,254,254

Energy - 15.3%

BP PLC ADR (United Kingdom)	501,794	17,321,929
Canadian Natural Resources Ltd (TSE) (Canada)	282,948	9,263,869
Chevron Corp	168,896	18,134,363
Devon Energy Corp	387,428	16,163,496
Halliburton Co	219,698	10,811,338
Hess Corp	256,441	12,363,021
Marathon Oil Corp	781,282	12,344,256
Occidental Petroleum Corp	138,990	8,806,406
QEP Resources Inc *	521,377	6,626,702
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	381,868	20,135,900
Suncor Energy Inc (NYSE) (Canada)	798,339	24,548,924
Weatherford International PLC *	301,955	2,008,001

		158,528,205

Financial - 34.7%

Aflac Inc	73,234	5,303,606
Ally Financial Inc	710,203	14,438,427
American International Group Inc	251,895	15,725,805
Bank of America Corp	1,978,692	46,677,344

	Shares	Value
Citigroup Inc	994,295	$59,478,727
Citizens Financial Group Inc	339,409	11,726,581
Fifth Third Bancorp	721,463	18,325,160
JPMorgan Chase & Co	461,316	40,521,997
KeyCorp	240,882	4,282,882
MetLife Inc	382,997	20,229,902
Morgan Stanley	479,286	20,532,612
State Street Corp	193,408	15,397,211
The Allstate Corp	170,099	13,861,368
The Bank of New York Mellon Corp	349,592	16,511,230
The Goldman Sachs Group Inc	50,947	11,703,545
The PNC Financial Services Group Inc	177,920	21,393,101
US Bancorp	80,158	4,128,137
Wells Fargo & Co	367,982	20,481,878

		360,719,513

Industrial - 9.4%

Arconic Inc	287,421	7,570,669
Caterpillar Inc	206,384	19,144,180
Eaton Corp PLC	225,999	16,757,826
Emerson Electric Co	122,394	7,326,505
General Electric Co	409,192	12,193,922
Ingersoll-Rand PLC	76,382	6,211,384
Johnson Controls International PLC	346,605	14,599,002
Textron Inc	294,444	14,012,590

		97,816,078

Technology - 4.4%

Cognizant Technology Solutions Corp ‘A’ *	8,799	523,717
HP Inc	147,066	2,629,540
Intel Corp	341,616	12,322,089
Microsoft Corp	236,121	15,550,929
NetApp Inc	338,386	14,161,454

		45,187,729

Utilities - 0.7%

FirstEnergy Corp	217,306	6,914,677

Total Common Stocks (Cost $797,908,733)		1,004,403,771

	Principal Amount

SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $32,219,150; collateralized by U.S. Treasury Notes: 1.250% due 03/31/21 and value $32,864,648)	$32,218,908	32,218,908

Total Short-Term Investment (Cost $32,218,908)		32,218,908

TOTAL INVESTMENTS - 99.8% (Cost $830,127,641)		1,036,622,679

OTHER ASSETS & LIABILITIES, NET - 0.2%		2,503,082

NET ASSETS - 100.0%		$1,039,125,761

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of March 31, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	7,000,755	CAD	9,438,159	04/17	BRC	($98,302)
USD	7,002,641	CAD	9,438,159	04/17	CIB	(96,416)
USD	7,002,345	CAD	9,438,110	04/17	GSC	(96,676)
USD	7,000,875	CAD	9,438,159	04/17	RBC	(98,182)
USD	2,480,226	CHF	2,495,313	04/17	BRC	(13,398)
USD	2,479,199	CHF	2,495,313	04/17	CIB	(14,426)
USD	2,479,602	CHF	2,495,347	04/17	GSC	(14,056)
USD	2,480,899	CHF	2,495,313	04/17	RBC	(12,725)
USD	8,944,745	EUR	8,396,496	04/17	BRC	(19,408)
USD	8,938,070	EUR	8,396,496	04/17	CIB	(26,083)
USD	8,941,481	EUR	8,396,584	04/17	GSC	(22,767)
USD	8,945,291	EUR	8,396,496	04/17	RBC	(18,862)
USD	4,966,578	GBP	4,085,852	04/17	BRC	(154,613)
USD	4,968,028	GBP	4,085,852	04/17	CIB	(153,162)
USD	4,967,421	GBP	4,085,958	04/17	GSC	(153,902)
USD	4,968,212	GBP	4,085,852	04/17	RBC	(152,979)

Total Forward Foreign Currency Contracts						($1,145,957)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$18,989,442	$18,989,442	$-	$-
	Communications	88,517,010	81,929,265	6,587,745	-
	Consumer, Cyclical	82,476,863	82,476,863	-	-
	Consumer, Non-Cyclical	145,254,254	133,742,929	11,511,325	-
	Energy	158,528,205	158,528,205	-	-
	Financial	360,719,513	360,719,513	-	-
	Industrial	97,816,078	97,816,078	-	-
	Technology	45,187,729	45,187,729	-	-
	Utilities	6,914,677	6,914,677	-	-

	Total Common Stocks	1,004,403,771	986,304,701	18,099,070	-

	Short-Term Investment	32,218,908	-	32,218,908	-

	Total Assets	1,036,622,679	986,304,701	50,317,978	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,145,957)	-	(1,145,957)	-

	Total Liabilities	(1,145,957)	-	(1,145,957)	-

	Total	$1,035,476,722	$986,304,701	$49,172,021	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	148,650	$286

Total Warrants (Cost $0)		286

COMMON STOCKS - 99.4%

Basic Materials - 7.5%

AK Steel Holding Corp *	356,170	2,560,862
Cliffs Natural Resources Inc *	247,230	2,029,758
Huntsman Corp	133,898	3,285,857
Minerals Technologies Inc	38,738	2,967,331
Smart Sand Inc *	114,863	1,866,524
United States Steel Corp	82,847	2,801,057
US Silica Holdings Inc	53,193	2,552,732

		18,064,121

Communications - 8.7%

8x8 Inc *	115,417	1,760,109
Acacia Communications Inc *	18,237	1,069,053
Oclaro Inc *	166,502	1,635,050
Proofpoint Inc *	23,648	1,758,465
Shopify Inc ‘A’ * (Canada)	73,192	4,983,643
Stamps.com Inc *	19,228	2,275,634
The Trade Desk Inc ‘A’ *	57,836	2,154,391
Wix.com Ltd * (Israel)	79,755	5,415,365

		21,051,710

Consumer, Cyclical - 14.8%

Allison Transmission Holdings Inc	83,543	3,012,560
Beacon Roofing Supply Inc *	78,493	3,858,716
Burlington Stores Inc *	31,680	3,082,147
Canada Goose Holdings Inc * (Canada)	116,057	1,852,270
Dave & Buster’s Entertainment Inc *	77,752	4,749,870
Extended Stay America Inc	139,671	2,226,356
IMAX Corp *	56,215	1,911,310
iRobot Corp *	39,067	2,583,891
MSC Industrial Direct Co Inc ‘A’	23,668	2,432,124
Ollie’s Bargain Outlet Holdings Inc *	36,556	1,224,626
Planet Fitness Inc ‘A’	169,665	3,269,444
Pool Corp	19,315	2,304,859
Tenneco Inc	35,357	2,206,984
Universal Electronics Inc *	17,470	1,196,695

		35,911,852

Consumer, Non-Cyclical - 19.9%

ABIOMED Inc *	5,056	633,011
ACADIA Pharmaceuticals Inc *	21,555	741,061
Agios Pharmaceuticals Inc *	12,323	719,663
Blueprint Medicines Corp *	68,784	2,750,672
Cardtronics PLC ‘A’ *	40,642	1,900,013
Clovis Oncology Inc *	25,981	1,654,210
Exact Sciences Corp *	123,117	2,908,024
Exelixis Inc *	140,246	3,039,131
Glaukos Corp *	59,248	3,039,422
Global Blood Therapeutics Inc *	32,827	1,209,675
HealthEquity Inc *	56,237	2,387,261
Insulet Corp *	53,711	2,314,407
Kite Pharma Inc *	21,763	1,708,178
Live Nation Entertainment Inc *	126,575	3,844,083
Nevro Corp *	38,659	3,622,348
Penumbra Inc *	45,347	3,784,207
Quanta Services Inc *	98,945	3,671,849
Sage Therapeutics Inc *	40,145	2,853,105
Spark Therapeutics Inc *	34,024	1,814,840
TESARO Inc *	23,180	3,566,707

		48,161,867

	Shares	Value
Energy - 1.6%

Forum Energy Technologies Inc *	56,915	$1,178,141
MRC Global Inc *	143,301	2,626,707

		3,804,848

Financial - 16.3%

Air Lease Corp	97,752	3,787,890
CenterState Banks Inc	62,463	1,617,792
Chemical Financial Corp	32,749	1,675,111
Columbia Banking System Inc	33,289	1,297,938
Evercore Partners Inc ‘A’	45,624	3,554,110
Glacier Bancorp Inc	33,654	1,141,880
Hamilton Lane Inc ‘A’ *	7,203	134,480
MB Financial Inc	26,877	1,150,873
Moelis & Co ‘A’	59,179	2,278,392
Pinnacle Financial Partners Inc	43,909	2,917,753
South State Corp	13,667	1,221,146
Sterling Bancorp	72,211	1,711,401
Texas Capital Bancshares Inc *	29,704	2,478,799
WageWorks Inc *	62,127	4,491,782
Webster Financial Corp	48,783	2,441,101
Western Alliance Bancorp *	79,119	3,883,952
Wintrust Financial Corp	34,860	2,409,523
WSFS Financial Corp	25,760	1,183,672

		39,377,595

Industrial - 13.8%

Apogee Enterprises Inc	34,422	2,051,896
Belden Inc	24,708	1,709,547
Builders FirstSource Inc *	195,188	2,908,301
Cognex Corp	60,397	5,070,328
Coherent Inc *	18,949	3,896,672
Eagle Materials Inc	24,605	2,390,130
GasLog Ltd (Monaco)	219,809	3,374,068
MasTec Inc *	77,274	3,094,824
Nordson Corp	29,282	3,597,001
Universal Display Corp	35,722	3,075,664
XPO Logistics Inc *	48,607	2,327,789

		33,496,220

Technology - 16.8%

2U Inc *	70,333	2,789,407
Blackline Inc *	18,561	552,375
BroadSoft Inc *	26,824	1,078,325
Cavium Inc *	51,339	3,678,953
CEVA Inc *	34,489	1,224,360
Cirrus Logic Inc *	19,672	1,193,894
Cotiviti Holdings Inc *	63,469	2,642,215
Electronics For Imaging Inc *	24,844	1,213,133
Five9 Inc *	153,181	2,521,359
HubSpot Inc *	22,728	1,376,180
Inphi Corp *	69,904	3,412,713
IPG Photonics Corp *	26,008	3,139,166
Kornit Digital Ltd * (Israel)	96,392	1,841,087
MACOM Technology Solutions Holdings Inc *	66,403	3,207,265
Materialise NV ADR * (Belgium)	67,980	618,618
Monolithic Power Systems Inc	37,994	3,499,247
MuleSoft Inc ‘A’ *	64,716	1,574,540
Paycom Software Inc *	32,726	1,882,072
Twilio Inc ‘A’ *	39,045	1,127,229
Veeva Systems Inc ‘A’ *	39,898	2,045,969

		40,618,107

Total Common Stocks (Cost $211,766,975)		240,486,320

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $1,948,999; collateralized by U.S. Treasury Notes: 1.125% due 02/28/21 and value $1,989,481)	$1,948,984	$1,948,984

Total Short-Term Investment (Cost $1,948,984)		1,948,984

TOTAL INVESTMENTS - 100.2% (Cost $213,715,959)		242,435,590

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(429,440)

NET ASSETS - 100.0%		$242,006,150

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$286	$-	$286	$-
	Common Stocks	240,486,320	240,486,320	-	-
	Short-Term Investment	1,948,984	-	1,948,984	-

	Total	$242,435,590	$240,486,320	$1,949,270	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%

Basic Materials - 2.4%

Air Products & Chemicals Inc	55,000	$7,440,950
Praxair Inc	34,400	4,079,840
RPM International Inc	151,400	8,331,542
The Sherwin-Williams Co	1,600	496,304

		20,348,636

Communications - 5.1%

Cisco Systems Inc	130,900	4,424,420
Comcast Corp ‘A’	495,700	18,633,363
Omnicom Group Inc	99,000	8,534,790
The Walt Disney Co	64,300	7,290,977
Time Warner Inc	39,700	3,879,087

		42,762,637

Consumer, Cyclical - 9.2%

Carnival Corp	44,400	2,615,604
Costco Wholesale Corp	19,600	3,286,724
Dollar General Corp	111,000	7,740,030
Hilton Worldwide Holdings Inc	65,900	3,852,514
L Brands Inc	56,600	2,665,860
Marriott International Inc ‘A’	70,000	6,592,600
Mattel Inc	124,100	3,178,201
McDonald’s Corp	11,600	1,503,476
MGM Resorts International	153,500	4,205,900
NIKE Inc ‘B’	28,900	1,610,597
PACCAR Inc	29,000	1,948,800
Ross Stores Inc	116,200	7,654,094
The Home Depot Inc	76,400	11,217,812
Tractor Supply Co	39,000	2,689,830
Walgreens Boots Alliance Inc	139,400	11,577,170
Yum! Brands Inc	66,400	4,242,960

		76,582,172

Consumer, Non-Cyclical - 27.2%

Automatic Data Processing Inc	71,300	7,300,407
Becton Dickinson & Co	85,328	15,652,568
Cigna Corp	28,900	4,233,561
Colgate-Palmolive Co	61,400	4,493,866
Danaher Corp	177,800	15,207,234
DENTSPLY SIRONA Inc	125,900	7,861,196
Diageo PLC (United Kingdom)	137,067	3,924,939
Dr Pepper Snapple Group Inc	76,900	7,530,048
Ecolab Inc	15,000	1,880,100
Equifax Inc	55,300	7,561,722
General Mills Inc	45,600	2,690,856
Johnson & Johnson	64,000	7,971,200
McCormick & Co Inc	26,700	2,604,585
McKesson Corp	16,400	2,431,464
Medtronic PLC	117,893	9,497,460
Merck & Co Inc	133,200	8,463,528
Mondelez International Inc ‘A’	199,916	8,612,381
Nestle SA (Switzerland)	70,974	5,447,377
PepsiCo Inc	145,400	16,264,444
Pfizer Inc	496,800	16,995,528
Philip Morris International Inc	120,600	13,615,740
S&P Global Inc	21,100	2,758,614
Stryker Corp	70,300	9,254,995
The Coca-Cola Co	45,900	1,947,996
The Procter & Gamble Co	26,841	2,411,664
Thermo Fisher Scientific Inc	89,000	13,670,400
UnitedHealth Group Inc	115,900	19,008,759
Zoetis Inc	156,300	8,341,731

		227,634,363

Energy - 3.8%

Canadian Natural Resources Ltd (NYSE) (Canada)	147,000	4,820,130
Enbridge Inc (NYSE) (Canada)	124,267	5,199,331

	Shares	Value
Exxon Mobil Corp	90,200	$7,397,302
Occidental Petroleum Corp	150,400	9,529,344
Schlumberger Ltd	20,900	1,632,290
TransCanada Corp (NYSE) (Canada)	64,200	2,962,830

		31,541,227

Financial - 21.4%

American Express Co	55,900	4,422,249
American Tower Corp REIT	73,000	8,872,420
Aon PLC	66,300	7,869,147
Chubb Ltd	68,075	9,275,219
Crown Castle International Corp REIT	110,700	10,455,615
GGP Inc REIT	109,000	2,526,620
Iron Mountain Inc REIT	36,826	1,313,583
JPMorgan Chase & Co	261,400	22,961,376
Marsh & McLennan Cos Inc	165,800	12,250,962
Morgan Stanley	168,200	7,205,688
Northern Trust Corp	28,500	2,467,530
State Street Corp	118,900	9,465,629
TD Ameritrade Holding Corp	139,602	5,424,934
The Bank of New York Mellon Corp	273,800	12,931,574
The Progressive Corp	130,100	5,097,318
US Bancorp	244,500	12,591,750
Visa Inc ‘A’	199,100	17,694,017
Wells Fargo & Co	280,500	15,612,630
Willis Towers Watson PLC	32,500	4,253,925
XL Group Ltd (Bermuda)	146,799	5,851,408

		178,543,594

Industrial - 13.9%

Agilent Technologies Inc	148,300	7,840,621
Ball Corp	149,200	11,079,592
CH Robinson Worldwide Inc	25,000	1,932,250
Flowserve Corp	57,900	2,803,518
Fortive Corp	99,700	6,003,934
General Electric Co	329,100	9,807,180
Honeywell International Inc	76,000	9,490,120
Illinois Tool Works Inc	72,200	9,564,334
Johnson Controls International PLC	297,958	12,549,991
Rockwell Collins Inc	61,900	6,014,204
Roper Technologies Inc	53,700	11,088,513
Stanley Black & Decker Inc	15,500	2,059,485
TE Connectivity Ltd	71,900	5,360,145
Union Pacific Corp	54,200	5,740,864
United Parcel Service Inc ‘B’	41,500	4,452,950
United Technologies Corp	43,100	4,836,251
Waste Connections Inc (Canada)	62,980	5,556,096

		116,180,048

Technology - 8.2%

Accenture PLC ‘A’	81,400	9,758,232
Apple Inc	97,700	14,035,582
Fidelity National Information Services Inc	75,000	5,971,500
Microchip Technology Inc	52,000	3,836,560
Microsoft Corp	332,200	21,878,692
Texas Instruments Inc	122,800	9,892,768
Xilinx Inc	51,800	2,998,702

		68,372,036

Utilities - 4.2%

Atmos Energy Corp	91,900	7,259,181
DTE Energy Co	52,600	5,370,986
Edison International	156,200	12,435,082
NextEra Energy Inc	67,200	8,626,464
WEC Energy Group Inc	18,900	1,145,907

		34,837,620

Total Common Stocks (Cost $622,792,329)		796,802,333

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.7%

Repurchase Agreement - 4.7%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $39,385,403; collateralized by U.S. Treasury Notes:1.125% due 02/28/21 and value $40,174,847)	$39,385,108	$39,385,108

Total Short-Term Investment (Cost $39,385,108)		39,385,108

TOTAL INVESTMENTS - 100.1% (Cost $662,177,437)		836,187,441

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(954,743)

NET ASSETS - 100.0%		$835,232,698

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$20,348,636	$20,348,636	$-	$-
	Communications	42,762,637	42,762,637	-	-
	Consumer, Cyclical	76,582,172	76,582,172	-	-
	Consumer, Non-Cyclical	227,634,363	218,262,047	9,372,316	-
	Energy	31,541,227	31,541,227	-	-
	Financial	178,543,594	178,543,594	-	-
	Industrial	116,180,048	116,180,048	-	-
	Technology	68,372,036	68,372,036	-	-
	Utilities	34,837,620	34,837,620	-	-

	Total Common Stocks	796,802,333	787,430,017	9,372,316	-

	Short-Term Investment	39,385,108	-	39,385,108	-

	Total	$836,187,441	$787,430,017	$48,757,424	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Basic Materials - 2.3%

Air Products & Chemicals Inc	27,272	$3,689,629
Albemarle Corp	14,091	1,488,573
CF Industries Holdings Inc	28,721	842,961
Eastman Chemical Co	18,866	1,524,373
EI du Pont de Nemours & Co	109,366	8,785,371
FMC Corp	16,738	1,164,797
Freeport-McMoRan Inc *	167,532	2,238,228
International Flavors & Fragrances Inc	10,028	1,329,011
International Paper Co	51,808	2,630,810
LyondellBasell Industries NV ‘A’	41,997	3,829,707
Monsanto Co	55,523	6,285,204
Newmont Mining Corp	66,649	2,196,751
Nucor Corp	40,006	2,389,158
PPG Industries Inc	32,420	3,406,694
Praxair Inc	35,796	4,245,406
The Dow Chemical Co	140,997	8,958,949
The Mosaic Co	44,013	1,284,299
The Sherwin-Williams Co	10,312	3,198,679

		59,488,600

Communications - 13.5%

Alphabet Inc ‘A’ *	37,512	31,802,674
Alphabet Inc ‘C’ *	37,293	30,936,781
Amazon.com Inc *	49,994	44,321,681
AT&T Inc	774,644	32,186,458
CBS Corp ‘B’	47,073	3,264,983
CenturyLink Inc	65,510	1,544,071
Charter Communications Inc ‘A’ *	27,237	8,915,215
Cisco Systems Inc	631,527	21,345,613
Comcast Corp ‘A’	597,698	22,467,468
Discovery Communications Inc ‘A’ *	17,875	519,984
Discovery Communications Inc ‘C’ *	28,127	796,275
DISH Network Corp ‘A’ *	28,507	1,809,909
eBay Inc *	127,897	4,293,502
Expedia Inc	15,215	1,919,677
F5 Networks Inc *	8,129	1,158,951
Facebook Inc ‘A’ *	297,316	42,233,738
Juniper Networks Inc	48,162	1,340,348
Level 3 Communications Inc *	35,845	2,051,051
Motorola Solutions Inc	20,864	1,798,894
Netflix Inc *	54,362	8,035,247
News Corp ‘A’	48,602	631,826
News Corp ‘B’	12,829	173,191
Omnicom Group Inc	29,648	2,555,954
Scripps Networks Interactive Inc ‘A’	11,964	937,619
Symantec Corp	78,408	2,405,557
TEGNA Inc	26,733	684,899
The Interpublic Group of Cos Inc	50,157	1,232,357
The Priceline Group Inc *	6,213	11,058,954
The Walt Disney Co	183,617	20,820,332
Time Warner Inc	97,836	9,559,556
TripAdvisor Inc *	13,557	585,120
Twenty-First Century Fox Inc ‘A’	129,099	4,181,517
Twenty-First Century Fox Inc ‘B’	64,831	2,060,329
VeriSign Inc *	10,963	954,987
Verizon Communications Inc	514,071	25,060,961
Viacom Inc ‘B’	43,680	2,036,362
Yahoo! Inc *	110,583	5,132,157

		352,814,198

Consumer, Cyclical - 8.8%

Advance Auto Parts Inc	9,332	1,383,562
Alaska Air Group Inc	15,485	1,428,027
American Airlines Group Inc	63,386	2,681,228
AutoNation Inc *	7,945	335,994
AutoZone Inc *	3,627	2,622,502
Bed Bath & Beyond Inc	19,274	760,552
Best Buy Co Inc	34,568	1,699,017

	Shares	Value
BorgWarner Inc	24,760	$1,034,720
CarMax Inc *	23,962	1,419,030
Carnival Corp	52,916	3,117,282
Chipotle Mexican Grill Inc *	3,650	1,626,148
Coach Inc	35,961	1,486,268
Costco Wholesale Corp	55,382	9,287,008
CVS Health Corp	129,181	10,140,708
Darden Restaurants Inc	16,134	1,349,932
Delphi Automotive PLC	33,948	2,732,475
Delta Air Lines Inc	92,612	4,256,448
Dollar General Corp	31,951	2,227,943
Dollar Tree Inc *	29,715	2,331,439
DR Horton Inc	43,170	1,437,993
Fastenal Co	36,290	1,868,935
Foot Locker Inc	16,998	1,271,620
Ford Motor Co	490,123	5,705,032
General Motors Co	172,391	6,095,746
Genuine Parts Co	18,537	1,713,004
Hanesbrands Inc	48,359	1,003,933
Harley-Davidson Inc	21,848	1,321,804
Hasbro Inc	14,075	1,404,966
Kohl’s Corp	21,388	851,456
L Brands Inc	30,263	1,425,387
Leggett & Platt Inc	17,352	873,153
Lennar Corp ‘A’	25,690	1,315,071
LKQ Corp *	39,545	1,157,482
Lowe’s Cos Inc	109,431	8,996,323
Macy’s Inc	38,879	1,152,374
Marriott International Inc ‘A’	39,442	3,714,648
Mattel Inc	41,700	1,067,937
McDonald’s Corp	103,287	13,387,028
Michael Kors Holdings Ltd *	20,968	799,090
Mohawk Industries Inc *	8,111	1,861,393
Newell Brands Inc	60,581	2,857,606
NIKE Inc ‘B’	167,144	9,314,935
Nordstrom Inc	13,584	632,607
O’Reilly Automotive Inc *	11,568	3,121,509
PACCAR Inc	43,915	2,951,088
PulteGroup Inc	35,645	839,440
PVH Corp	9,799	1,013,903
Ralph Lauren Corp	6,847	558,852
Ross Stores Inc	49,858	3,284,146
Royal Caribbean Cruises Ltd	21,041	2,064,333
Signet Jewelers Ltd (NYSE)	8,946	619,689
Southwest Airlines Co	77,401	4,161,078
Staples Inc	82,756	725,770
Starbucks Corp	183,987	10,743,001
Target Corp	69,726	3,848,178
The Gap Inc	27,127	658,915
The Goodyear Tire & Rubber Co	32,023	1,152,828
The Home Depot Inc	153,699	22,567,624
The TJX Cos Inc	82,601	6,532,087
Tiffany & Co	13,267	1,264,345
Tractor Supply Co	16,773	1,156,834
Ulta Beauty Inc *	7,539	2,150,349
Under Armour Inc ‘A’ *	21,617	427,584
Under Armour Inc ‘C’ *	24,678	451,607
United Continental Holdings Inc *	36,335	2,566,704
VF Corp	41,656	2,289,830
Wal-Mart Stores Inc	190,190	13,708,895
Walgreens Boots Alliance Inc	107,694	8,943,987
Whirlpool Corp	9,422	1,614,271
WW Grainger Inc	6,786	1,579,509
Wyndham Worldwide Corp	13,445	1,133,279
Wynn Resorts Ltd	9,851	1,129,023
Yum! Brands Inc	42,444	2,712,172

		229,120,636

Consumer, Non-Cyclical - 22.3%

Abbott Laboratories	217,773	9,671,299
AbbVie Inc	201,135	13,105,957

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Aetna Inc	44,101	$5,625,083
Alexion Pharmaceuticals Inc *	28,237	3,423,454
Allergan PLC	42,202	10,082,902
Altria Group Inc	245,302	17,519,469
AmerisourceBergen Corp	21,047	1,862,659
Amgen Inc	92,955	15,251,127
Anthem Inc	33,089	5,472,259
Archer-Daniels-Midland Co	72,244	3,326,114
Automatic Data Processing Inc	56,774	5,813,090
Avery Dennison Corp	11,341	914,085
Baxter International Inc	61,403	3,184,360
Becton Dickinson & Co	26,989	4,950,862
Biogen Inc *	27,206	7,438,665
Boston Scientific Corp *	171,261	4,259,261
Bristol-Myers Squibb Co	211,282	11,489,515
Brown-Forman Corp ‘B’	22,406	1,034,709
Campbell Soup Co	24,405	1,396,942
Cardinal Health Inc	39,681	3,235,986
Celgene Corp *	98,156	12,213,551
Centene Corp *	21,462	1,529,382
Church & Dwight Co Inc	32,395	1,615,539
Cigna Corp	32,597	4,775,135
Cintas Corp	10,873	1,375,869
Colgate-Palmolive Co	111,164	8,136,093
Conagra Brands Inc	52,212	2,106,232
Constellation Brands Inc ‘A’	21,880	3,546,092
Coty Inc ‘A’	57,573	1,043,798
CR Bard Inc	9,225	2,292,781
Danaher Corp	77,158	6,599,324
DaVita Inc *	19,665	1,336,630
DENTSPLY SIRONA Inc	29,060	1,814,506
Dr Pepper Snapple Group Inc	23,078	2,259,798
Ecolab Inc	33,361	4,181,468
Edwards Lifesciences Corp *	26,903	2,530,765
Eli Lilly & Co	122,919	10,338,717
Envision Healthcare Corp *	14,413	883,805
Equifax Inc	15,043	2,056,980
Express Scripts Holding Co *	76,314	5,029,856
General Mills Inc	73,112	4,314,339
Gilead Sciences Inc	164,936	11,202,453
Global Payments Inc	19,287	1,556,075
H&R Block Inc	26,126	607,430
HCA Holdings Inc *	36,746	3,270,027
Henry Schein Inc *	9,854	1,674,884
Hologic Inc *	35,104	1,493,675
Hormel Foods Corp	33,924	1,174,788
Humana Inc	18,748	3,864,713
IDEXX Laboratories Inc *	11,007	1,701,792
Illumina Inc *	18,499	3,156,669
Incyte Corp *	22,358	2,988,594
Intuitive Surgical Inc *	4,640	3,556,421
Johnson & Johnson	342,712	42,684,780
Kellogg Co	31,756	2,305,803
Kimberly-Clark Corp	44,731	5,887,942
Laboratory Corp of America Holdings *	12,939	1,856,358
Mallinckrodt PLC *	12,619	562,429
McCormick & Co Inc	14,440	1,408,622
McKesson Corp	26,683	3,956,022
Mead Johnson Nutrition Co	23,263	2,072,268
Medtronic PLC	172,788	13,919,801
Merck & Co Inc	347,033	22,050,477
Molson Coors Brewing Co ‘B’	23,102	2,211,092
Mondelez International Inc ‘A’	192,425	8,289,669
Monster Beverage Corp *	51,058	2,357,348
Moody’s Corp	20,958	2,348,134
Mylan NV *	58,046	2,263,214
Nielsen Holdings PLC	42,294	1,747,165
Patterson Cos Inc	9,940	449,586
PayPal Holdings Inc *	141,217	6,075,155
PepsiCo Inc	180,469	20,187,262
Perrigo Co PLC	18,118	1,202,854

	Shares	Value
Pfizer Inc	751,033	$25,692,839
Philip Morris International Inc	195,663	22,090,353
Quanta Services Inc *	18,638	691,656
Quest Diagnostics Inc	17,545	1,722,744
Regeneron Pharmaceuticals Inc *	9,651	3,739,859
Reynolds American Inc	104,836	6,606,765
Robert Half International Inc	15,609	762,187
S&P Global Inc	32,627	4,265,654
Stryker Corp	39,072	5,143,829
Sysco Corp	63,254	3,284,148
The Clorox Co	16,156	2,178,313
The Coca-Cola Co	487,068	20,671,166
The Cooper Cos Inc	6,253	1,249,912
The Estee Lauder Cos Inc ‘A’	27,931	2,368,269
The Hershey Co	17,510	1,912,967
The JM Smucker Co	14,615	1,915,734
The Kraft Heinz Co	75,110	6,820,739
The Kroger Co	116,286	3,429,274
The Procter & Gamble Co	322,712	28,995,673
The Western Union Co	61,575	1,253,051
Thermo Fisher Scientific Inc	49,292	7,571,251
Total System Services Inc	21,030	1,124,264
Tyson Foods Inc ‘A’	36,519	2,253,587
United Rentals Inc *	10,681	1,335,659
UnitedHealth Group Inc	120,154	19,706,458
Universal Health Services Inc ‘B’	11,350	1,412,508
Varian Medical Systems Inc *	12,019	1,095,291
Verisk Analytics Inc *	19,631	1,592,859
Vertex Pharmaceuticals Inc *	31,249	3,417,078
Whole Foods Market Inc	40,550	1,205,146
Zimmer Biomet Holdings Inc	25,202	3,077,416
Zoetis Inc	62,242	3,321,856

		581,030,465

Diversified - 0.0%

Leucadia National Corp	39,692	1,031,992

Energy - 6.5%

Anadarko Petroleum Corp	70,330	4,360,460
Apache Corp	47,705	2,451,560
Baker Hughes Inc	53,935	3,226,392
Cabot Oil & Gas Corp	58,830	1,406,625
Chesapeake Energy Corp *	93,843	557,427
Chevron Corp	239,304	25,694,071
Cimarex Energy Co	11,966	1,429,817
Concho Resources Inc *	18,814	2,414,589
ConocoPhillips	155,819	7,770,694
Devon Energy Corp	65,886	2,748,764
EOG Resources Inc	73,147	7,135,490
EQT Corp	21,774	1,330,391
Exxon Mobil Corp	523,562	42,937,320
Halliburton Co	109,613	5,394,056
Helmerich & Payne Inc	13,318	886,579
Hess Corp	33,535	1,616,722
Kinder Morgan Inc	241,650	5,253,471
Marathon Oil Corp	106,524	1,683,079
Marathon Petroleum Corp	66,470	3,359,394
Murphy Oil Corp	19,245	550,215
National Oilwell Varco Inc	47,282	1,895,535
Newfield Exploration Co *	24,431	901,748
Noble Energy Inc	55,362	1,901,131
Occidental Petroleum Corp	96,099	6,088,833
ONEOK Inc	26,721	1,481,412
Phillips 66	55,736	4,415,406
Pioneer Natural Resources Co	21,605	4,023,499
Range Resources Corp	22,992	669,067
Schlumberger Ltd	176,209	13,761,923
Southwestern Energy Co *	64,638	528,092
TechnipFMC PLC * (United Kingdom)	59,130	1,921,725
Tesoro Corp	14,858	1,204,390
The Williams Cos Inc	104,454	3,090,794

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Transocean Ltd *	48,763	$607,099
Valero Energy Corp	56,988	3,777,735

		168,475,505

Financial - 18.0%

Affiliated Managers Group Inc	7,097	1,163,482
Aflac Inc	50,489	3,656,413
Alexandria Real Estate Equities Inc REIT	11,298	1,248,655
Alliance Data Systems Corp	7,036	1,751,964
American Express Co	95,608	7,563,549
American International Group Inc	117,346	7,325,911
American Tower Corp REIT	54,086	6,573,612
Ameriprise Financial Inc	19,484	2,526,685
Aon PLC	33,473	3,972,910
Apartment Investment & Management Co ‘A’ REIT	20,103	891,568
Arthur J Gallagher & Co	22,920	1,295,897
Assurant Inc	7,211	689,876
AvalonBay Communities Inc REIT	17,263	3,169,487
Bank of America Corp	1,265,166	29,845,266
BB&T Corp	102,098	4,563,781
Berkshire Hathaway Inc ‘B’ *	239,844	39,977,198
BlackRock Inc	15,271	5,856,581
Boston Properties Inc REIT	19,361	2,563,590
Capital One Financial Corp	60,689	5,259,309
CBOE Holdings Inc	11,484	931,008
CBRE Group Inc ‘A’ *	37,918	1,319,167
Chubb Ltd	58,967	8,034,254
Cincinnati Financial Corp	18,935	1,368,432
Citigroup Inc	349,459	20,904,637
Citizens Financial Group Inc	64,495	2,228,302
CME Group Inc ‘A’	43,089	5,118,973
Comerica Inc	22,317	1,530,500
Crown Castle International Corp REIT	45,368	4,285,008
Digital Realty Trust Inc REIT	20,440	2,174,612
Discover Financial Services	48,746	3,333,739
E*TRADE Financial Corp *	34,512	1,204,124
Equinix Inc REIT	9,804	3,925,227
Equity Residential REIT	46,829	2,913,700
Essex Property Trust Inc REIT	8,225	1,904,334
Extra Space Storage Inc REIT	15,809	1,176,032
Federal Realty Investment Trust REIT	9,027	1,205,105
Fifth Third Bancorp	94,965	2,412,111
Franklin Resources Inc	43,681	1,840,717
GGP Inc REIT	73,633	1,706,813
HCP Inc REIT	58,816	1,839,764
Host Hotels & Resorts Inc REIT	92,887	1,733,271
Huntington Bancshares Inc	135,423	1,813,314
Intercontinental Exchange Inc	74,917	4,485,281
Invesco Ltd	51,361	1,573,187
Iron Mountain Inc REIT	30,311	1,081,193
JPMorgan Chase & Co	450,927	39,609,428
KeyCorp	135,389	2,407,216
Kimco Realty Corp REIT	53,471	1,181,174
Lincoln National Corp	28,266	1,850,010
Loews Corp	34,519	1,614,454
M&T Bank Corp	19,472	3,012,903
Marsh & McLennan Cos Inc	64,783	4,786,816
Mastercard Inc ‘A’	118,893	13,371,896
MetLife Inc	137,316	7,253,031
Mid-America Apartment Communities Inc REIT	14,317	1,456,612
Morgan Stanley	181,553	7,777,731
Nasdaq Inc	14,529	1,009,039
Navient Corp	37,222	549,397
Northern Trust Corp	27,348	2,367,790
People’s United Financial Inc	36,944	672,381
Principal Financial Group Inc	33,587	2,119,676
Prologis Inc REIT	66,508	3,450,435
Prudential Financial Inc	54,105	5,771,921
Public Storage REIT	18,754	4,105,438

	Shares	Value
Raymond James Financial Inc	16,156	$1,232,057
Realty Income Corp REIT	34,029	2,025,746
Regency Centers Corp REIT	18,367	1,219,385
Regions Financial Corp	151,196	2,196,878
Simon Property Group Inc REIT	40,408	6,951,388
SL Green Realty Corp REIT	12,840	1,369,001
State Street Corp	45,607	3,630,773
SunTrust Banks Inc	61,710	3,412,563
Synchrony Financial	97,174	3,333,068
T Rowe Price Group Inc	30,588	2,084,572
The Allstate Corp	46,189	3,763,942
The Bank of New York Mellon Corp	130,987	6,186,516
The Charles Schwab Corp	153,219	6,252,867
The Goldman Sachs Group Inc	46,764	10,742,626
The Hartford Financial Services Group Inc	47,415	2,279,239
The Macerich Co REIT	14,646	943,202
The PNC Financial Services Group Inc	61,171	7,355,201
The Progressive Corp	73,957	2,897,635
The Travelers Cos Inc	35,251	4,249,156
Torchmark Corp	14,082	1,084,877
UDR Inc REIT	33,623	1,219,170
Unum Group	29,427	1,379,832
US Bancorp	200,975	10,350,213
Ventas Inc REIT	44,469	2,892,264
Visa Inc ‘A’	234,425	20,833,350
Vornado Realty Trust REIT	21,669	2,173,617
Wells Fargo & Co	568,076	31,619,110
Welltower Inc REIT	45,583	3,228,188
Weyerhaeuser Co REIT	94,266	3,203,159
Willis Towers Watson PLC	16,165	2,115,837
XL Group Ltd (Bermuda)	33,245	1,325,146
Zions Bancorp	26,616	1,117,872

		470,974,337

Industrial - 9.7%

3M Co	75,312	14,409,445
Acuity Brands Inc	5,622	1,146,888
Agilent Technologies Inc	40,753	2,154,611
Allegion PLC	12,125	917,862
AMETEK Inc	29,138	1,575,783
Amphenol Corp ‘A’	38,728	2,756,272
Arconic Inc	55,443	1,460,369
Ball Corp	21,950	1,630,007
Caterpillar Inc	74,143	6,877,505
CH Robinson Worldwide Inc	17,836	1,378,544
Corning Inc	117,263	3,166,101
CSX Corp	116,685	5,431,687
Cummins Inc	19,686	2,976,523
Deere & Co	37,116	4,040,448
Dover Corp	19,721	1,584,582
Eaton Corp PLC	56,731	4,206,604
Emerson Electric Co	80,780	4,835,491
Expeditors International of Washington Inc	22,701	1,282,379
FedEx Corp	31,063	6,061,944
FLIR Systems Inc	16,370	593,904
Flowserve Corp	16,605	804,014
Fluor Corp	17,439	917,640
Fortive Corp	37,763	2,274,088
Fortune Brands Home & Security Inc	19,255	1,171,667
Garmin Ltd	14,102	720,753
General Dynamics Corp	36,003	6,739,762
General Electric Co	1,100,451	32,793,440
Harris Corp	15,597	1,735,478
Honeywell International Inc	96,258	12,019,736
Illinois Tool Works Inc	39,634	5,250,316
Ingersoll-Rand PLC	32,990	2,682,747
Jacobs Engineering Group Inc	15,505	857,116
JB Hunt Transport Services Inc	11,083	1,016,754
Johnson Controls International PLC	117,874	4,964,853
Kansas City Southern	13,614	1,167,537
L3 Technologies Inc	9,713	1,605,462

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Lockheed Martin Corp	31,519	$8,434,484
Martin Marietta Materials Inc	7,951	1,735,306
Masco Corp	39,899	1,356,167
Mettler-Toledo International Inc *	3,343	1,600,996
Norfolk Southern Corp	36,670	4,105,940
Northrop Grumman Corp	22,181	5,275,529
Parker-Hannifin Corp	16,708	2,678,626
Pentair PLC (United Kingdom)	21,193	1,330,496
PerkinElmer Inc	13,984	811,911
Raytheon Co	36,946	5,634,265
Republic Services Inc	29,249	1,837,130
Rockwell Automation Inc	16,429	2,558,160
Rockwell Collins Inc	16,390	1,592,452
Roper Technologies Inc	12,732	2,629,031
Ryder System Inc	6,366	480,251
Sealed Air Corp	24,450	1,065,531
Snap-on Inc	7,485	1,262,495
Stanley Black & Decker Inc	19,355	2,571,699
Stericycle Inc *	10,328	856,088
TE Connectivity Ltd	44,634	3,327,465
Textron Inc	34,017	1,618,869
The Boeing Co	71,963	12,727,376
TransDigm Group Inc	6,323	1,392,072
Union Pacific Corp	102,843	10,893,130
United Parcel Service Inc ‘B’	86,666	9,299,262
United Technologies Corp	94,715	10,627,970
Vulcan Materials Co	16,581	1,997,679
Waste Management Inc	50,925	3,713,451
Waters Corp *	10,131	1,583,577
WestRock Co	31,669	1,647,738
Xylem Inc	22,167	1,113,227

		252,966,685

Technology - 13.8%

Accenture PLC ‘A’	78,609	9,423,647
Activision Blizzard Inc	87,234	4,349,487
Adobe Systems Inc *	62,534	8,137,549
Advanced Micro Devices Inc *	96,827	1,408,833
Akamai Technologies Inc *	21,832	1,303,370
Analog Devices Inc	45,829	3,755,687
Apple Inc	661,847	95,080,940
Applied Materials Inc	136,022	5,291,256
Autodesk Inc *	24,669	2,133,128
Broadcom Ltd	50,504	11,058,356
CA Inc	39,737	1,260,458
Cerner Corp *	36,926	2,173,095
Citrix Systems Inc *	19,608	1,635,111
Cognizant Technology Solutions Corp ‘A’ *	76,353	4,544,531
CSRA Inc	17,514	512,985
Electronic Arts Inc *	38,982	3,489,669
Fidelity National Information Services Inc	41,277	3,286,475
Fiserv Inc *	27,320	3,150,269
Hewlett Packard Enterprise Co	209,456	4,964,107
HP Inc	214,939	3,843,109
Intel Corp	596,416	21,512,725
International Business Machines Corp	108,447	18,884,961
Intuit Inc	30,642	3,554,166
KLA-Tencor Corp	19,676	1,870,597
Lam Research Corp	20,499	2,631,252
Microchip Technology Inc	27,203	2,007,037
Micron Technology Inc *	129,948	3,755,497
Microsoft Corp	975,321	64,234,641
NetApp Inc	34,146	1,429,010
NVIDIA Corp	74,293	8,092,736
Oracle Corp	378,270	16,874,625
Paychex Inc	40,470	2,383,683
Qorvo Inc *	16,103	1,104,022
QUALCOMM Inc	185,874	10,658,015
Red Hat Inc *	22,607	1,955,505
salesforce.com Inc *	82,548	6,809,385
Seagate Technology PLC	36,745	1,687,698

	Shares	Value
Skyworks Solutions Inc	23,443	$2,296,945
Synopsys Inc *	19,040	1,373,355
Teradata Corp *	15,828	492,567
Texas Instruments Inc	125,826	10,136,543
The Dun & Bradstreet Corp	4,783	516,277
Western Digital Corp	36,536	3,015,316
Xerox Corp	106,486	781,607
Xilinx Inc	30,821	1,784,228

		360,644,455

Utilities - 3.1%

AES Corp	83,170	929,841
Alliant Energy Corp	28,809	1,141,125
Ameren Corp	30,534	1,666,851
American Electric Power Co Inc	61,932	4,157,495
American Water Works Co Inc	22,457	1,746,481
CenterPoint Energy Inc	54,176	1,493,632
CMS Energy Corp	35,432	1,585,228
Consolidated Edison Inc	38,310	2,975,155
Dominion Resources Inc	79,685	6,181,166
DTE Energy Co	23,197	2,368,646
Duke Energy Corp	88,533	7,260,591
Edison International	41,741	3,323,001
Entergy Corp	22,622	1,718,367
Eversource Energy	39,990	2,350,612
Exelon Corp	116,294	4,184,258
FirstEnergy Corp	53,762	1,710,707
NextEra Energy Inc	59,398	7,624,921
NiSource Inc	38,051	905,233
NRG Energy Inc	37,473	700,745
PG&E Corp	63,689	4,226,402
Pinnacle West Capital Corp	14,479	1,207,259
PPL Corp	85,506	3,197,069
Public Service Enterprise Group Inc	63,683	2,824,341
SCANA Corp	18,032	1,178,391
Sempra Energy	31,442	3,474,341
The Southern Co	125,501	6,247,440
WEC Energy Group Inc	39,728	2,408,709
Xcel Energy Inc	63,903	2,840,488

		81,628,495

Total Common Stocks (Cost $1,791,315,074)		2,558,175,368

	Principal Amount

SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $47,831,745; collateralized by U.S. Treasury Notes: 1.125% due 02/28/21 and value $48,791,057)	$47,831,386	47,831,386

Total Short-Term Investment (Cost $47,831,386)		47,831,386

TOTAL INVESTMENTS - 99.8% (Cost $1,839,146,460)		2,606,006,754

OTHER ASSETS & LIABILITIES, NET - 0.2%		5,221,341

NET ASSETS - 100.0%		$2,611,228,095

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2017, $2,242,400 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (06/17)	444	($57,010)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,558,175,368	$2,558,175,368	$-	$-
	Short-Term Investment	47,831,386	-	47,831,386	-

	Total Assets	2,606,006,754	2,558,175,368	47,831,386	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(57,010)	(57,010)	-	-

	Total Liabilities	(57,010)	(57,010)	-	-

	Total	$2,605,949,744	$2,558,118,358	$47,831,386	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Communications - 16.0%

Alphabet Inc ‘C’ *	9,566	$7,935,571
Amazon.com Inc *	6,040	5,354,701
Ctrip.com International Ltd ADR * (China)	39,383	1,935,674
Facebook Inc ‘A’ *	35,173	4,996,325
MakeMyTrip Ltd * (India)	33,288	1,151,765
The Trade Desk Inc ‘A’ *	55,132	2,053,667

		23,427,703

Consumer, Cyclical - 10.2%

Costco Wholesale Corp	21,712	3,640,885
NIKE Inc ‘B’	70,906	3,951,591
Royal Caribbean Cruises Ltd	21,882	2,146,843
Starbucks Corp	36,756	2,146,183
Tesla Inc *	4,582	1,275,171
Tractor Supply Co	26,733	1,843,775

		15,004,448

Consumer, Non-Cyclical - 27.4%

Allergan PLC	23,416	5,594,551
Biogen Inc *	7,027	1,921,322
Boston Scientific Corp *	179,864	4,473,218
Celgene Corp *	19,282	2,399,259
CoStar Group Inc *	12,422	2,574,087
DBV Technologies SA ADR * (France)	25,811	909,063
DexCom Inc *	19,656	1,665,453
Humana Inc	10,522	2,169,005
ICU Medical Inc *	14,587	2,227,435
Quintiles IMS Holdings Inc *	31,396	2,528,320
Regeneron Pharmaceuticals Inc *	9,862	3,821,624
Teleflex Inc	12,471	2,416,007
WEX Inc *	18,705	1,935,967
Zoetis Inc	102,927	5,493,214

		40,128,525

Financial - 13.7%

Crown Castle International Corp REIT	25,947	2,450,694
Intercontinental Exchange Inc	49,910	2,988,112
Mastercard Inc ‘A’	56,135	6,313,504
SVB Financial Group *	18,225	3,391,490
TD Ameritrade Holding Corp	125,478	4,876,075

		20,019,875

	Shares	Value
Industrial - 9.3%

CSX Corp	97,146	$4,522,146
General Electric Co	146,802	4,374,700
Sealed Air Corp	62,367	2,717,954
Vulcan Materials Co	16,696	2,011,534

		13,626,334

Technology - 21.1%

Activision Blizzard Inc	129,900	6,476,814
Adobe Systems Inc *	39,978	5,202,337
ASML Holding NV ‘NY’ (Netherlands)	11,869	1,576,203
athenahealth Inc *	18,281	2,060,086
Microsoft Corp	114,924	7,568,895
salesforce.com Inc *	54,048	4,458,419
The Ultimate Software Group Inc *	11,212	2,188,695
Tyler Technologies Inc *	9,479	1,465,074

		30,996,523

Total Common Stocks (Cost $119,560,887)		143,203,408

	Principal Amount

SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

State Street Bank & Trust Co 0.050% due 04/03/17 (Dated 03/31/17, repurchase price of $3,771,803; collateralized by U.S. Treasury Notes: 2.000% due 08/31/21 and value $3,847,789)	$3,771,787	3,771,787

Total Short-Term Investment (Cost $3,771,787)		3,771,787

TOTAL INVESTMENTS - 100.3% (Cost $123,332,674)		146,975,195

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(374,622)

NET ASSETS - 100.0%		$146,600,573

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$143,203,408	$143,203,408	$-	$-
	Short-Term Investment	3,771,787	-	3,771,787	-

	Total	$146,975,195	$143,203,408	$3,771,787	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Basic Materials - 2.3%

Monsanto Co	65,209	$7,381,659
The Sherwin-Williams Co	48,776	15,129,827
Univar Inc *	56,766	1,740,446

		24,251,932

Communications - 20.8%

Alphabet Inc ‘A’ *	46,919	39,777,928
Alphabet Inc ‘C’ *	33,002	27,377,139
Amazon.com Inc *	53,531	47,457,373
Comcast Corp ‘A’	447,852	16,834,757
Facebook Inc ‘A’ *	363,254	51,600,231
Netflix Inc *	98,594	14,573,179
The Priceline Group Inc *	10,500	18,689,685

		216,310,292

Consumer, Cyclical - 9.6%

Aramark	276,174	10,182,535
AutoZone Inc *	2,885	2,085,999
Costco Wholesale Corp	70,057	11,747,858
Dollar Tree Inc *	141,118	11,072,118
LKQ Corp *	52,783	1,544,958
Lululemon Athletica Inc *	35,925	1,863,430
Marriott International Inc ‘A’	92,650	8,725,777
NIKE Inc ‘B’	204,605	11,402,637
Panera Bread Co ‘A’ *	18,377	4,812,385
Ross Stores Inc	241,073	15,879,479
Starbucks Corp	193,337	11,288,948
The TJX Cos Inc	45,701	3,614,035
Tractor Supply Co	77,191	5,323,863

		99,544,022

Consumer, Non-Cyclical - 23.8%

Abbott Laboratories	112,992	5,017,975
Alexion Pharmaceuticals Inc *	15,217	1,844,909
Allergan PLC	31,737	7,582,604
Biogen Inc *	21,068	5,760,412
BioMarin Pharmaceutical Inc *	33,830	2,969,597
Bristol-Myers Squibb Co	124,218	6,754,975
Celgene Corp *	144,081	17,927,999
Colgate-Palmolive Co	137,642	10,074,018
Constellation Brands Inc ‘A’	84,535	13,700,587
CR Bard Inc	27,096	6,734,440
Danaher Corp	234,560	20,061,917
Danone SA (France)	55,320	3,763,139
Ecolab Inc	32,137	4,028,052
Edwards Lifesciences Corp *	45,651	4,294,389
Eli Lilly & Co	92,407	7,772,353
Equifax Inc	66,826	9,137,787
FleetCor Technologies Inc *	71,732	10,862,377
Global Payments Inc	31,956	2,578,210
McKesson Corp	13,169	1,952,436
Mead Johnson Nutrition Co	41,903	3,732,719
Medtronic PLC	183,372	14,772,448
Mondelez International Inc ‘A’	108,141	4,658,714
Monster Beverage Corp *	133,981	6,185,903
PayPal Holdings Inc *	60,280	2,593,246
Pernod Ricard SA (France)	20,990	2,481,452
Philip Morris International Inc	68,903	7,779,149
Regeneron Pharmaceuticals Inc *	12,676	4,912,077
Sabre Corp	48,356	1,024,664
Stryker Corp	52,309	6,886,480
The Cooper Cos Inc	5,812	1,161,761
The Estee Lauder Cos Inc ‘A’	67,672	5,737,909
Thermo Fisher Scientific Inc	146,335	22,477,056
UnitedHealth Group Inc	25,252	4,141,580

	Shares	Value
Verisk Analytics Inc *	93,008	$7,546,669
Zoetis Inc	151,284	8,074,027

		246,984,030

Energy - 0.9%

Concho Resources Inc *	32,222	4,135,372
Pioneer Natural Resources Co	27,406	5,103,819

		9,239,191

Financial - 13.2%

American Tower Corp REIT	204,659	24,874,255
Aon PLC	66,175	7,854,311
Intercontinental Exchange Inc	219,731	13,155,295
Mastercard Inc ‘A’	248,114	27,905,381
Morgan Stanley	114,612	4,909,978
The Blackstone Group LP	45,914	1,363,646
The Charles Schwab Corp	303,813	12,398,608
The Goldman Sachs Group Inc	20,055	4,607,035
Visa Inc ‘A’	453,969	40,344,225

		137,412,734

Industrial - 7.4%

AMETEK Inc	127,969	6,920,564
Amphenol Corp ‘A’	107,172	7,627,431
Canadian Pacific Railway Ltd (NYSE) (Canada)	60,027	8,819,167
Flowserve Corp	33,325	1,613,596
Fortive Corp	96,777	5,827,911
Honeywell International Inc	50,410	6,294,697
Roper Technologies Inc	56,053	11,574,384
Union Pacific Corp	99,907	10,582,149
Vulcan Materials Co	112,306	13,530,627
Xylem Inc	80,546	4,045,020

		76,835,546

Technology - 20.7%

Activision Blizzard Inc	272,903	13,606,944
Adobe Systems Inc *	236,845	30,820,640
Analog Devices Inc	38,014	3,115,247
Apple Inc	139,787	20,081,801
Broadcom Ltd	89,590	19,616,626
Cognizant Technology Solutions Corp ‘A’ *	163,850	9,752,352
Electronic Arts Inc *	163,503	14,636,789
Fidelity National Information Services Inc	89,078	7,092,390
Fiserv Inc *	142,993	16,488,523
Intuit Inc	97,243	11,279,216
Microsoft Corp	588,776	38,776,787
NVIDIA Corp	101,609	11,068,268
PTC Inc *	22,389	1,176,542
salesforce.com Inc *	206,859	17,063,799

		214,575,924

Total Common Stocks (Cost $773,464,552)		1,025,153,671

	Principal Amount

SHORT-TERM INVESTMENTS - 1.2%

Repurchase Agreement - 0.5%

State Street Bank & Trust Co 0.050% due 04/03/17 (Dated 03/31/17, repurchase price of $5,352,439; collateralized by U.S. Treasury Notes: 2.000% due 08/31/21 and value $5,462,352)	$5,352,416	5,352,416

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
U.S. Government Agency Issues - 0.7%

Federal Home Loan Bank
0.304% due 04/03/17	$5,681,000	$5,681,000
0.456% due 04/03/17	1,893,000	1,893,000

		7,574,000

Total Short-Term Investments (Cost $12,926,274)		12,926,416

TOTAL INVESTMENTS - 99.9% (Cost $786,390,826)		1,038,080,087

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,323,806

NET ASSETS - 100.0%		$1,039,403,893

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$24,251,932	$24,251,932	$-	$-
	Communications	216,310,292	216,310,292	-	-
	Consumer, Cyclical	99,544,022	99,544,022	-	-
	Consumer, Non-Cyclical	246,984,030	240,739,439	6,244,591	-
	Energy	9,239,191	9,239,191	-	-
	Financial	137,412,734	137,412,734	-	-
	Industrial	76,835,546	76,835,546	-	-
	Technology	214,575,924	214,575,924	-	-

	Total Common Stocks	1,025,153,671	1,018,909,080	6,244,591	-

	Short-Term Investments	12,926,416	-	12,926,416	-

	Total	$1,038,080,087	$1,018,909,080	$19,171,007	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Basic Materials - 2.0%

Monsanto Co	52,899	$5,988,167
The Sherwin-Williams Co	45,030	13,967,856

		19,956,023

Communications - 29.4%

Alibaba Group Holding Ltd ADR * (China)	92,020	9,922,516
Alphabet Inc ‘A’ *	85,856	72,788,717
Amazon.com Inc *	86,581	76,757,520
Facebook Inc ‘A’ *	220,575	31,332,679
Netflix Inc *	220,678	32,618,415
Snap Inc ‘A’ *	221,206	4,983,771
Tencent Holdings Ltd (China)	938,600	27,040,600
The Priceline Group Inc *	17,872	31,811,624
Zayo Group Holdings Inc *	138,209	4,547,076

		291,802,918

Consumer, Cyclical - 7.8%

Chipotle Mexican Grill Inc *	8,348	3,719,201
Dollar Tree Inc *	51,038	4,004,441
Domino’s Pizza Inc	60,883	11,220,737
NIKE Inc ‘B’	527,287	29,385,705
The Home Depot Inc	143,545	21,076,712
Ulta Beauty Inc *	29,596	8,441,667

		77,848,463

Consumer, Non-Cyclical - 24.1%

Alexion Pharmaceuticals Inc *	260,588	31,593,689
Becton Dickinson & Co	74,804	13,722,046
Biogen Inc *	66,703	18,237,934
Boston Scientific Corp *	518,342	12,891,166
Celgene Corp *	85,382	10,624,082
Constellation Brands Inc ‘A’	152,237	24,673,051
Equifax Inc	108,883	14,888,661
FleetCor Technologies Inc *	75,362	11,412,068
Global Payments Inc	217,152	17,519,823
Humana Inc	62,573	12,898,798
Regeneron Pharmaceuticals Inc *	19,367	7,504,906
UnitedHealth Group Inc	266,579	43,721,622
Vantiv Inc ‘A’ *	184,295	11,816,995
Zoetis Inc	152,716	8,150,453

		239,655,294

Energy - 1.3%

EOG Resources Inc	40,794	3,979,455
Pioneer Natural Resources Co	49,433	9,205,907

		13,185,362

Financial - 12.3%

Bank of America Corp	919,298	21,686,240
Berkshire Hathaway Inc ‘B’ *	88,575	14,763,681
Citigroup Inc	140,338	8,395,019
Equinix Inc REIT	30,529	12,222,896
First Republic Bank	69,124	6,484,522
SBA Communications Corp REIT *	108,661	13,079,524
SunTrust Banks Inc	67,512	3,733,414
Visa Inc ‘A’	366,125	32,537,529
Wells Fargo & Co	166,283	9,255,312

		122,158,137

Industrial - 3.7%

Acuity Brands Inc	83,685	17,071,740
Roper Technologies Inc	51,597	10,654,265
TransDigm Group Inc	40,370	8,887,859

		36,613,864

	Shares	Value
Technology - 19.2%

Activision Blizzard Inc	388,649	$19,378,039
Adobe Systems Inc *	107,959	14,048,705
Apple Inc	186,590	26,805,519
ASML Holding NV ‘NY’ (Netherlands)	169,187	22,468,034
Autodesk Inc *	173,828	15,030,907
Broadcom Ltd	78,704	17,233,028
Cognizant Technology Solutions Corp ‘A’ *	169,801	10,106,556
Microsoft Corp	779,341	51,327,398
NVIDIA Corp	40,427	4,403,713
salesforce.com Inc *	117,514	9,693,730

		190,495,629

Total Common Stocks (Cost $800,984,764)		991,715,690

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $2,768,418; collateralized by U.S. Treasury Notes: 1.250% due 03/31/21 and value $2,826,330)	$2,768,397	2,768,397

Total Short-Term Investment (Cost $2,768,397)		2,768,397

TOTAL INVESTMENTS - 100.1% (Cost $803,753,161)		994,484,087

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,120,933)

NET ASSETS - 100.0%		$993,363,154

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$19,956,023	$19,956,023	$-	$-
	Communications	291,802,918	264,762,318	27,040,600	-
	Consumer, Cyclical	77,848,463	77,848,463	-	-
	Consumer, Non-Cyclical	239,655,294	239,655,294	-	-
	Energy	13,185,362	13,185,362	-	-
	Financial	122,158,137	122,158,137	-	-
	Industrial	36,613,864	36,613,864	-	-
	Technology	190,495,629	190,495,629	-	-

	Total Common Stocks	991,715,690	964,675,090	27,040,600	-

	Short-Term Investment	2,768,397	-	2,768,397	-

	Total	$994,484,087	$964,675,090	$29,808,997	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Basic Materials - 2.2%

Air Products & Chemicals Inc	145,238	$19,649,249
Freeport-McMoRan Inc *	1,872,965	25,022,812

		44,672,061

Communications - 14.1%

Charter Communications Inc ‘A’ *	130,829	42,822,948
DISH Network Corp ‘A’ *	998,479	63,393,432
Motorola Solutions Inc	506,927	43,707,246
SES SA ‘A’ FDR (Luxembourg)	945,434	21,980,358
Time Warner Inc	669,277	65,395,056
Twenty-First Century Fox Inc ‘B’	1,383,682	43,973,414

		281,272,454

Consumer, Cyclical - 4.1%

CVS Health Corp	648,325	50,893,512
The Home Depot Inc	205,954	30,240,226

		81,133,738

Consumer, Non-Cyclical - 18.5%

AmerisourceBergen Corp	282,574	25,007,799
Amgen Inc	218,589	35,863,897
Anheuser-Busch InBev SA/NV ADR (Belgium)	189,401	20,788,654
Anthem Inc	263,660	43,604,091
Johnson & Johnson	297,141	37,008,912
Kimberly-Clark Corp	164,116	21,602,589
Merck & Co Inc	777,333	49,391,739
Novartis AG ADR (Switzerland)	210,556	15,637,994
Philip Morris International Inc	401,247	45,300,786
Reynolds American Inc	544,975	34,344,324
Teva Pharmaceutical Industries Ltd ADR (Israel)	553,484	17,761,302
UnitedHealth Group Inc	141,489	23,205,611

		369,517,698

Energy - 12.0%

Chevron Corp	348,938	37,465,473
Exxon Mobil Corp	454,807	37,298,722
Halliburton Co	971,677	47,816,225
National Oilwell Varco Inc	614,461	24,633,742
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	437,925	23,091,785
Schlumberger Ltd	400,731	31,297,091
Suncor Energy Inc (NYSE) (Canada)	1,257,032	38,653,734

		240,256,772

Financial - 27.4%

American Express Co	523,323	41,400,083
American Tower Corp REIT	238,680	29,009,167
Bank of America Corp	1,188,930	28,046,859
Capital One Financial Corp	267,544	23,185,363
Citigroup Inc	683,631	40,894,806
JPMorgan Chase & Co	914,876	80,362,708
Marsh & McLennan Cos Inc	475,198	35,112,380
MetLife Inc	413,036	21,816,562
State Street Corp	424,267	33,775,896
Synchrony Financial	656,667	22,523,678
The Bank of New York Mellon Corp	513,389	24,247,362
The Progressive Corp	563,018	22,059,045
The Travelers Cos Inc	222,132	26,775,791
US Bancorp	1,053,746	54,267,919
Wells Fargo & Co	1,176,798	65,500,577

		548,978,196

	Shares	Value
Industrial - 14.0%

Crown Holdings Inc *	604,822	$32,025,325
General Electric Co	1,453,312	43,308,698
Honeywell International Inc	436,114	54,457,555
Illinois Tool Works Inc	365,941	48,476,204
Martin Marietta Materials Inc	151,899	33,151,957
TE Connectivity Ltd	492,800	36,738,240
United Technologies Corp	286,557	32,154,561

		280,312,540

Technology - 4.7%

International Business Machines Corp	88,961	15,491,668
Microsoft Corp	571,365	37,630,099
Nuance Communications Inc *	1,392,061	24,096,576
Xerox Corp	2,372,567	17,414,642

		94,632,985

Utilities - 1.5%

Sempra Energy	273,224	30,191,252

Total Common Stocks (Cost $1,401,307,713)		1,970,967,696

	Principal Amount

SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $16,941,575; collateralized by U.S. Treasury Notes: 1.125% - 1.375% due 01/31/21 - 02/28/21 and value $17,284,144)	$16,941,448	16,941,448

Total Short-Term Investment (Cost $16,941,448)		16,941,448

TOTAL INVESTMENTS - 99.3% (Cost $1,418,249,161)		1,987,909,144

OTHER ASSETS & LIABILITIES, NET - 0.7%		13,070,923

NET ASSETS - 100.0%		$2,000,980,067

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$44,672,061	$44,672,061	$-	$-
	Communications	281,272,454	259,292,096	21,980,358	-
	Consumer, Cyclical	81,133,738	81,133,738	-	-
	Consumer, Non-Cyclical	369,517,698	369,517,698	-	-
	Energy	240,256,772	240,256,772	-	-
	Financial	548,978,196	548,978,196	-	-
	Industrial	280,312,540	280,312,540	-	-
	Technology	94,632,985	94,632,985	-	-
	Utilities	30,191,252	30,191,252	-	-

	Total Common Stocks	1,970,967,696	1,948,987,338	21,980,358	-

	Short-Term Investment	16,941,448	-	16,941,448	-

	Total	$1,987,909,144	$1,948,987,338	$38,921,806	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 127.4%

Basic Materials - 3.9%

Alcoa Corp †	77,622	$2,670,197
Celanese Corp ‘A’	48,918	4,395,282
Eastman Chemical Co	51,220	4,138,576
EI du Pont de Nemours & Co †	147,379	11,838,955
Nucor Corp	4,081	243,717
Olin Corp †	7,851	258,062
The Dow Chemical Co	63,797	4,053,661
The Mosaic Co †	54,880	1,601,399
United States Steel Corp	37,322	1,261,857
Westlake Chemical Corp †	6,970	460,369

		30,922,075

Communications - 16.9%

Alphabet Inc ‘A’ *	18,561	15,736,016
Alphabet Inc ‘C’ *	25,055	20,784,626
Amazon.com Inc *	16,663	14,772,416
AT&T Inc †	202,899	8,430,454
Charter Communications Inc ‘A’ *	30,001	9,819,927
Comcast Corp ‘A’	307,337	11,552,798
DISH Network Corp ‘A’ * †	106,531	6,763,653
Facebook Inc ‘A’ *	69,102	9,815,939
Snap Inc ‘A’ * †	29,838	672,250
T-Mobile US Inc *	5,930	383,019
The Walt Disney Co †	207,675	23,548,268
Time Inc †	16,417	317,669
Time Warner Inc †	12,738	1,244,630
Twenty-First Century Fox Inc ‘A’ †	134,823	4,366,917
Twenty-First Century Fox Inc ‘B’	99,170	3,151,623
Viacom Inc ‘B’ †	51,570	2,404,193

		133,764,398

Consumer, Cyclical - 13.4%

AutoZone Inc *	1,428	1,032,515
Best Buy Co Inc †	6,265	307,925
Costco Wholesale Corp †	15,198	2,548,553
Delphi Automotive PLC †	59,735	4,808,070
Delta Air Lines Inc †	213,330	9,804,647
General Motors Co †	238,966	8,449,838
Lowe’s Cos Inc †	117,628	9,670,198
Macy’s Inc †	144,904	4,294,954
Mohawk Industries Inc *	4,632	1,062,998
NIKE Inc ‘B’ †	108,025	6,020,233
O’Reilly Automotive Inc * †	17,810	4,805,850
PACCAR Inc †	36,928	2,481,562
PulteGroup Inc	26,100	614,655
Royal Caribbean Cruises Ltd †	43,830	4,300,161
Starbucks Corp †	135,824	7,930,763
The Home Depot Inc	62,749	9,213,436
The TJX Cos Inc	108,525	8,582,157
Toll Brothers Inc * †	34,480	1,245,073
United Continental Holdings Inc * †	133,066	9,399,782
Walgreens Boots Alliance Inc †	112,403	9,335,069

		105,908,439

Consumer, Non-Cyclical - 23.4%

Abbott Laboratories	49,301	2,189,457
AerCap Holdings NV * (Ireland)	5,300	243,641
Aetna Inc	4,400	561,220
Alexion Pharmaceuticals Inc * †	22,577	2,737,236
Allergan PLC †	49,231	11,762,271
Becton Dickinson & Co	8,757	1,606,384
Biogen Inc *	30,271	8,276,697
BioMarin Pharmaceutical Inc * †	10,941	960,401
Boston Scientific Corp * †	451,666	11,232,933
Bristol-Myers Squibb Co †	144,122	7,837,354
Brown-Forman Corp ‘B’	16,196	747,931
Celgene Corp *	48,235	6,001,881

	Shares	Value
Colgate-Palmolive Co	10,687	$782,182
Constellation Brands Inc ‘A’	11,576	1,876,122
Eli Lilly & Co †	123,158	10,358,819
Gilead Sciences Inc	6,120	415,670
Global Payments Inc †	3,340	269,471
Humana Inc	20,827	4,293,278
Illumina Inc * †	14,774	2,521,035
Incyte Corp * †	7,941	1,061,474
McKesson Corp	9,288	1,377,039
Merck & Co Inc †	87,521	5,561,084
Molson Coors Brewing Co ‘B’ †	56,337	5,392,014
Mondelez International Inc ‘A’	219,795	9,468,769
PayPal Holdings Inc * †	17,820	766,616
PepsiCo Inc †	134,808	15,079,623
Pfizer Inc	592,870	20,282,083
Philip Morris International Inc †	91,934	10,379,349
The Estee Lauder Cos Inc ‘A’	8,200	695,278
The Kraft Heinz Co †	32,532	2,954,231
The Kroger Co	13,857	408,643
UnitedHealth Group Inc	161,343	26,461,866
Vertex Pharmaceuticals Inc * †	45,684	4,995,545
WEX Inc * †	39,440	4,082,040
Zimmer Biomet Holdings Inc	16,210	1,979,403

		185,619,040

Energy - 10.4%

Anadarko Petroleum Corp †	119,923	7,435,226
Cabot Oil & Gas Corp †	114,231	2,731,263
Chevron Corp	14,500	1,556,865
Concho Resources Inc * †	41,853	5,371,414
Continental Resources Inc * †	10,860	493,261
Diamondback Energy Inc * †	48,674	5,048,224
Energen Corp * †	3,500	190,540
EOG Resources Inc †	181,379	17,693,521
EQT Corp †	86,706	5,297,737
Kinder Morgan Inc	17,160	373,058
Occidental Petroleum Corp †	221,418	14,029,045
Pioneer Natural Resources Co	74,153	13,809,513
Plains GP Holdings LP ‘A’	12,380	386,999
TransCanada Corp (NYSE) (Canada)	173,205	7,993,411

		82,410,077

Financial - 26.4%

American International Group Inc	100,241	6,258,046
Ameriprise Financial Inc	50,932	6,604,862
Arthur J Gallagher & Co †	108,504	6,134,816
AvalonBay Communities Inc REIT †	22,703	4,168,271
Bank of America Corp	625,042	14,744,741
BlackRock Inc †	5,317	2,039,123
Boston Properties Inc REIT †	2,650	350,886
Capital One Financial Corp †	52,743	4,570,708
Chubb Ltd †	135,200	18,421,000
Citigroup Inc	329,988	19,739,882
Discover Financial Services †	66,288	4,533,436
Everest Re Group Ltd	3,633	849,432
First Republic Bank †	23,292	2,185,023
HCP Inc REIT †	69,926	2,187,285
Huntington Bancshares Inc	18,550	248,384
Intercontinental Exchange Inc	238,116	14,256,005
KeyCorp †	521,122	9,265,549
Kimco Realty Corp REIT †	120,132	2,653,716
Lincoln National Corp	18,581	1,216,126
Marsh & McLennan Cos Inc †	10,780	796,534
Mastercard Inc ‘A’	39,635	4,457,748
MetLife Inc	63,938	3,377,205
Morgan Stanley	369,478	15,828,437
Omega Healthcare Investors Inc REIT	31,910	1,052,711
Public Storage REIT	6,900	1,510,479
Quality Care Properties Inc REIT *	8,939	168,590
Regions Financial Corp	16,660	242,070
SBA Communications Corp REIT *	12,329	1,484,042

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
SL Green Realty Corp REIT †	6,958	$741,862
Spirit Realty Capital Inc REIT †	24,720	250,414
STORE Capital Corp REIT	19,170	457,780
SunTrust Banks Inc	55,129	3,048,634
SVB Financial Group * †	14,766	2,747,805
Synchrony Financial	91,742	3,146,751
The Bank of New York Mellon Corp	56,590	2,672,746
The Charles Schwab Corp †	135,146	5,515,308
The Goldman Sachs Group Inc	27,246	6,258,951
The Hartford Financial Services Group Inc	130,473	6,271,837
The PNC Financial Services Group Inc	11,520	1,385,165
Visa Inc ‘A’	122,869	10,919,368
Voya Financial Inc	44,956	1,706,530
Wells Fargo & Co	234,928	13,076,092
Zions Bancorp	35,260	1,480,920

		209,025,270

Industrial - 13.1%

Agilent Technologies Inc	111,958	5,919,219
Allegion PLC †	52,507	3,974,780
Ball Corp †	3,580	265,851
Canadian Pacific Railway Ltd (NYSE) (Canada)	22,367	3,286,160
Crown Holdings Inc *	9,070	480,257
General Dynamics Corp †	35,125	6,575,400
General Electric Co †	491,200	14,637,760
Honeywell International Inc †	163,889	20,464,819
Ingersoll-Rand PLC	18,476	1,502,468
Johnson Controls International PLC †	29,414	1,238,918
L3 Technologies Inc	25,464	4,208,945
Martin Marietta Materials Inc	5,053	1,102,817
Masco Corp †	128,378	4,363,568
Norfolk Southern Corp	15,486	1,733,967
Northrop Grumman Corp	26,995	6,420,491
Parker-Hannifin Corp	10,266	1,645,845
Rockwell Automation Inc	1,588	247,268
Snap-on Inc †	6,300	1,062,621
Stanley Black & Decker Inc	87,566	11,634,894
TE Connectivity Ltd †	5,414	403,614
Union Pacific Corp †	31,132	3,297,501
Vulcan Materials Co	20,923	2,520,803
Waste Connections Inc † (Canada)	23,441	2,067,965
WestRock Co	85,752	4,461,677

		103,517,608

Technology - 17.1%

Accenture PLC ‘A’ †	43,695	5,238,157
Adobe Systems Inc *	60,030	7,811,704
Advanced Micro Devices Inc * †	9,910	144,190
Analog Devices Inc †	105,973	8,684,487
Apple Inc †	219,662	31,556,643
Broadcom Ltd †	102,422	22,426,321
Fidelity National Information Services Inc	73,944	5,887,421
HP Inc	166,718	2,980,918
KLA-Tencor Corp †	11,614	1,104,143
Microchip Technology Inc †	22,329	1,647,434
Micron Technology Inc * †	88,804	2,566,436
Microsoft Corp †	394,722	25,996,391
NVIDIA Corp †	21,008	2,288,401
ON Semiconductor Corp * †	40,427	626,214
Paychex Inc	25,430	1,497,827
QUALCOMM Inc	18,214	1,044,391
Texas Instruments Inc †	144,109	11,609,421
Workday Inc ‘A’ * †	31,624	2,633,647

		135,744,146

Utilities - 2.8%

Ameren Corp	11,382	621,343
American Water Works Co Inc †	12,120	942,572
CMS Energy Corp	22,547	1,008,753
Edison International	7,862	625,894

	Shares	Value
NextEra Energy Inc †	30,612	$3,929,662
NiSource Inc	163,312	3,885,193
PG&E Corp	114,542	7,601,007
Pinnacle West Capital Corp	38,897	3,243,232

		21,857,656

Total Common Stocks (Cost $891,222,765)		1,008,768,709

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $8,435,055; collateralized by U.S. Treasury Notes:1.250% due 03/31/21 and value $8,611,017)	$8,434,991	8,434,991

Total Short-Term Investment (Cost $8,434,991)		8,434,991

TOTAL INVESTMENTS - 128.5% (Cost $899,657,756)		1,017,203,700

TOTAL SECURITIES SOLD SHORT - (28.0%)
(See Securities Sold Short)
(Proceeds $207,012,839)		(221,362,532)

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(4,217,393)

NET ASSETS - 100.0%		$791,623,775

SECURITIES SOLD SHORT

	Shares	Value

COMMON STOCKS - (28.0%)

Basic Materials - (0.9%)

Air Products & Chemicals Inc	7,287	($985,858)
Domtar Corp	20,780	(758,886)
International Paper Co	5,009	(254,357)
LyondellBasell Industries NV ‘A’	43,692	(3,984,273)
Praxair Inc	9,715	(1,152,199)

		(7,135,573)

Communications - (2.1%)

CBS Corp ‘B’	17,510	(1,214,494)
Cisco Systems Inc	40,357	(1,364,067)
Discovery Communications Inc ‘A’	48,622	(1,414,414)
Juniper Networks Inc	65,606	(1,825,815)
Omnicom Group Inc	39,572	(3,411,502)
Scripps Networks Interactive Inc ‘A’	35,141	(2,754,000)
The Interpublic Group of Cos Inc	86,150	(2,116,705)
Twitter Inc	48,299	(722,070)
Verizon Communications Inc	32,488	(1,583,790)

		(16,406,857)

Consumer, Cyclical - (2.7%)

American Airlines Group Inc	54,887	(2,321,720)
Autoliv Inc (Sweden)	3,880	(396,769)
Bed Bath & Beyond Inc	58,330	(2,301,702)
Carter’s Inc	15,300	(1,373,940)
Chipotle Mexican Grill Inc	2,420	(1,078,158)
Darden Restaurants Inc	20,500	(1,715,235)
Fastenal Co	19,116	(984,474)
Hasbro Inc	19,894	(1,985,819)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Kohl’s Corp	40,451	($1,610,354)
Marriott International Inc ‘A’	5,982	(563,385)
Nordstrom Inc	28,243	(1,315,277)
Target Corp	24,265	(1,339,185)
Under Armour Inc ‘A’	25,136	(497,190)
Wal-Mart Stores Inc	20,874	(1,504,598)
WW Grainger Inc	11,476	(2,671,154)

		(21,658,960)

Consumer, Non-Cyclical - (6.3%)

AbbVie Inc	36,504	(2,378,601)
Altria Group Inc	17,600	(1,256,992)
AmerisourceBergen Corp	30,025	(2,657,213)
Amgen Inc	4,834	(793,114)
Baxter International Inc	75,409	(3,910,711)
Campbell Soup Co	12,560	(718,934)
Cardinal Health Inc	13,188	(1,075,481)
Church & Dwight Co Inc	50,240	(2,505,469)
Coty Inc ‘A’	27,400	(496,762)
CR Bard Inc	18,750	(4,660,125)
DaVita Inc	3,910	(265,763)
Equifax Inc	14,604	(1,996,951)
General Mills Inc	25,420	(1,500,034)
Johnson & Johnson	31,880	(3,970,654)
Kellogg Co	15,685	(1,138,888)
Medtronic PLC	19,937	(1,606,125)
Moody’s Corp	12,598	(1,411,480)
Stryker Corp	16,990	(2,236,734)
Sysco Corp	73,527	(3,817,522)
The Clorox Co	40,833	(5,505,513)
The Hershey Co	3,920	(428,260)
Varex Imaging Corp l	1	(20)
Varian Medical Systems Inc	26,579	(2,422,144)
Whole Foods Market Inc	103,002	(3,061,219)

		(49,814,709)

Energy - (3.6%)

ConocoPhillips	16,020	(798,917)
Enbridge Inc (NYSE) (Canada)	163,985	(6,861,127)
Exxon Mobil Corp	93,347	(7,655,387)
Halliburton Co	38,530	(1,896,061)
Helmerich & Payne Inc	32,552	(2,166,987)
Hess Corp	30,224	(1,457,099)
Marathon Oil Corp	56,911	(899,194)
Murphy Oil Corp	25,401	(726,215)
National Oilwell Varco Inc	22,997	(921,950)
Noble Energy Inc	46,059	(1,581,666)
ONEOK Inc	22,793	(1,263,644)
Schlumberger Ltd	28,270	(2,207,887)

		(28,436,134)

Financial - (5.6%)

Aflac Inc	1,790	(129,632)
Air Lease Corp	6,730	(260,787)
Alliance Data Systems Corp	8,595	(2,140,155)
Aon PLC	7,391	(877,238)
Associated Banc-Corp	34,220	(834,968)
Axis Capital Holdings Ltd	8,230	(551,657)
CME Group Inc	10,670	(1,267,596)
Crown Castle International Corp REIT	14,525	(1,371,886)
Equity Residential REIT	17,340	(1,078,895)
Essex Property Trust Inc REIT	1,000	(231,530)
Federal Realty Investment Trust REIT	10,638	(1,420,173)
Fifth Third Bancorp	114,112	(2,898,445)
First Horizon National Corp	110,554	(2,045,249)
Franklin Resources Inc	25,098	(1,057,630)
Fulton Financial Corp	40,760	(727,566)
Healthcare Realty Trust Inc REIT	21,962	(713,765)
Healthcare Trust of America Inc ‘A’ REIT	22,673	(713,293)
Host Hotels & Resorts Inc REIT	98,468	(1,837,413)
M&T Bank Corp	12,780	(1,977,449)

	Shares	Value
Mid-America Apartment Communities Inc REIT	5,840	($594,162)
Nasdaq Inc	19,988	(1,388,167)
People’s United Financial Inc	117,819	(2,144,306)
Principal Financial Group Inc	4,230	(266,955)
Prudential Financial Inc	2,361	(251,871)
Realty Income Corp REIT	9,846	(586,132)
RenaissanceRe Holdings Ltd (Bermuda)	3,667	(530,431)
The Travelers Cos Inc	22,776	(2,745,419)
Torchmark Corp	8,391	(646,443)
UDR Inc REIT	29,066	(1,053,933)
US Bancorp	61,162	(3,149,843)
Ventas Inc REIT	37,628	(2,447,325)
Webster Financial Corp	27,167	(1,359,437)
Welltower Inc REIT	46,323	(3,280,595)
Willis Towers Watson PLC	5,979	(782,591)
WR Berkley Corp	17,170	(1,212,717)

		(44,575,654)

Industrial - (3.2%)

AGCO Corp	11,872	(714,457)
Amphenol Corp ‘A’	13,610	(968,624)
Canadian National Railway Co (Canada)	10,610	(784,397)
CH Robinson Worldwide Inc	33,048	(2,554,280)
Deere & Co	3,540	(385,365)
Donaldson Co Inc	22,670	(1,031,938)
Emerson Electric Co	38,898	(2,328,434)
Greif Inc ‘A’	9,050	(498,565)
Lennox International Inc	2,600	(434,980)
Lockheed Martin Corp	26,139	(6,994,796)
Packaging Corp of America	8,459	(775,014)
Sonoco Products Co	14,200	(751,464)
The Boeing Co	22,506	(3,980,411)
United Technologies Corp	18,435	(2,068,591)
Waters Corp	6,671	(1,042,744)

		(25,314,060)

Technology - (1.8%)

Applied Materials Inc	11,298	(439,492)
Intel Corp	45,707	(1,648,652)
International Business Machines Corp	5,810	(1,011,753)
Intuit Inc	19,681	(2,282,799)
Lam Research Corp	3,488	(447,720)
salesforce.com Inc	38,023	(3,136,517)
Seagate Technology PLC	81,345	(3,736,176)
Xilinx Inc	22,191	(1,284,637)

		(13,987,746)

Utilities - (1.8%)

Aqua America Inc	24,700	(794,105)
Consolidated Edison Inc	36,196	(2,810,981)
Dominion Resources Inc	34,935	(2,709,908)
Duke Energy Corp	6,435	(527,734)
Eversource Energy	9,150	(537,837)
National Fuel Gas Co	4,418	(263,401)
SCANA Corp	23,407	(1,529,648)
The Southern Co	97,614	(4,859,225)

		(14,032,839)

Total Common Stocks (Proceeds $207,012,839)		(221,362,532)

TOTAL SECURITIES SOLD SHORT - (28.0%) (Proceeds $207,012,839)		($221,362,532)

Notes to Schedule of Investments

(a)	As of March 31, 2017, $460,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(b)	The Fund engages in securities lending to help achieve its stated investment objective. The Trust, on behalf of the Fund, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the Fund, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the Fund’s assets and (ii) borrowing securities sold short. As of March 31, 2017, the total value of securities out on loan was $203,716,396, and the cash collateral was $208,460,957 (See Note 6 in Supplemental Notes to Schedule of Investments).

(c)	Open futures contracts outstanding as of March 31, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (06/17)	13	$204

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long	$1,008,768,709	$1,008,768,709	$-	$-
	Short-Term Investment	8,434,991	-	8,434,991	-
	Derivatives:
	Equity Contracts
	Futures	204	204	-	-

	Total Assets	1,017,203,904	1,008,768,913	8,434,991	-

Liabilities	Common Stocks - Short	(221,362,532)	(221,362,532)	-	-

	Total Liabilities	(221,362,532)	(221,362,532)	-	-

	Total	$795,841,372	$787,406,381	$8,434,991	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Basic Materials - 2.4%

EI du Pont de Nemours & Co	123,020	$9,882,197
PPG Industries Inc	207,890	21,845,081

		31,727,278

Communications - 13.0%

Alphabet Inc ‘C’ *	64,793	53,749,681
Cisco Systems Inc	716,360	24,212,968
Comcast Corp ‘A’	1,056,600	39,717,594
Facebook Inc ‘A’ *	208,407	29,604,214
Verizon Communications Inc	481,002	23,448,848

		170,733,305

Consumer, Cyclical - 8.4%

Adient PLC	26,364	1,915,872
AutoZone Inc *	38,991	28,192,443
Delphi Automotive PLC	180,730	14,546,958
Lowe’s Cos Inc	376,520	30,953,709
McDonald’s Corp	165,030	21,389,538
Whirlpool Corp	82,140	14,073,046

		111,071,566

Consumer, Non-Cyclical - 23.8%

Boston Scientific Corp *	518,230	12,888,380
Celgene Corp *	209,800	26,105,414
Express Scripts Holding Co *	269,476	17,761,163
Johnson & Johnson	136,350	16,982,392
Merck & Co Inc	477,820	30,360,683
Mondelez International Inc ‘A’	518,190	22,323,625
Mylan NV *	282,200	11,002,978
Nielsen Holdings PLC	365,670	15,105,828
PayPal Holdings Inc *	340,280	14,638,846
PepsiCo Inc	332,600	37,204,636
Philip Morris International Inc	234,693	26,496,840
S&P Global Inc	118,921	15,547,732
Stryker Corp	109,500	14,415,675
The Kraft Heinz Co	253,550	23,024,875
UnitedHealth Group Inc	164,130	26,918,961
Valeant Pharmaceuticals International Inc (NYSE) *	265,810	2,931,884

		313,709,912

Energy - 6.2%

Magellan Midstream Partners LP	343,250	26,399,357
Phillips 66	361,757	28,658,390
Suncor Energy Inc (NYSE) (Canada)	874,580	26,893,335

		81,951,082

Financial - 19.2%

American Express Co	302,690	23,945,806
Berkshire Hathaway Inc ‘B’ *	179,970	29,997,399
Citigroup Inc	671,081	40,144,065
CME Group Inc ‘A’	152,960	18,171,648
Discover Financial Services	232,246	15,883,304
Intercontinental Exchange Inc	256,120	15,333,904
Marsh & McLennan Cos Inc	175,585	12,973,976
MetLife Inc	325,230	17,178,649
Mid-America Apartment Communities Inc REIT	91,660	9,325,488
Simon Property Group Inc REIT	29,630	5,097,249
SunTrust Banks Inc	237,670	13,143,151
The Bank of New York Mellon Corp	403,330	19,049,276
The Progressive Corp	366,970	14,377,885
US Bancorp	348,460	17,945,690

		252,567,490

	Shares	Value
Industrial - 11.9%

Agilent Technologies Inc	156,440	$8,270,983
Canadian National Railway Co (NYSE) (Canada)	184,685	13,653,762
Canadian Pacific Railway Ltd (NYSE) (Canada)	135,820	19,954,674
Deere & Co	79,630	8,668,522
General Electric Co	1,182,450	35,237,010
Johnson Controls International PLC	314,353	13,240,548
Lockheed Martin Corp	89,670	23,995,692
Republic Services Inc	56,580	3,553,790
United Technologies Corp	108,070	12,126,535
Vulcan Materials Co	77,685	9,359,489
Waste Connections Inc (Canada)	92,873	8,193,256

		156,254,261

Technology - 11.4%

Amdocs Ltd	344,855	21,032,706
Apple Inc	585,464	84,107,758
Applied Materials Inc	376,590	14,649,351
Cerner Corp *	207,160	12,191,366
Maxim Integrated Products Inc	146,060	6,566,858
Western Digital Corp	140,428	11,589,523

		150,137,562

Utilities - 3.5%

National Grid PLC (United Kingdom)	1,325,950	16,822,727
PG&E Corp	432,280	28,686,101

		45,508,828

Total Common Stocks (Cost $1,092,808,351)		1,313,661,284

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $5,427,625; collateralized by U.S. Treasury Notes: 1.125% due 02/28/21 and value $5,539,340)	$5,427,584	5,427,584

Total Short-Term Investment (Cost $5,427,584)		5,427,584

TOTAL INVESTMENTS - 100.2% (Cost $1,098,235,935)		1,319,088,868

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(3,282,056)

NET ASSETS - 100.0%		$1,315,806,812

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$31,727,278	$31,727,278	$-	$-
	Communications	170,733,305	170,733,305	-	-
	Consumer, Cyclical	111,071,566	111,071,566	-	-
	Consumer, Non-Cyclical	313,709,912	313,709,912	-	-
	Energy	81,951,082	81,951,082	-	-
	Financial	252,567,490	252,567,490	-	-
	Industrial	156,254,261	156,254,261	-	-
	Technology	150,137,562	150,137,562	-	-
	Utilities	45,508,828	28,686,101	16,822,727	-

	Total Common Stocks	1,313,661,284	1,296,838,557	16,822,727	-

	Short-Term Investment	5,427,584	-	5,427,584	-

	Total	$1,319,088,868	$1,296,838,557	$22,250,311	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Basic Materials - 5.5%

Albemarle Corp	67,289	$7,108,410
Celanese Corp ‘A’	95,850	8,612,123
CF Industries Holdings Inc	267,221	7,842,936
Newmont Mining Corp	353,000	11,634,880
Silver Wheaton Corp (NYSE) (Canada)	108,122	2,253,262
Steel Dynamics Inc	207,146	7,200,395
US Silica Holdings Inc	90,965	4,365,410
Westlake Chemical Corp	140,955	9,310,078

		58,327,494

Communications - 5.7%

Arista Networks Inc *	72,990	9,654,387
DISH Network Corp ‘A’ *	259,867	16,498,956
eBay Inc *	397,876	13,356,697
Expedia Inc	52,540	6,628,972
IAC/InterActiveCorp *	64,528	4,757,004
Match Group Inc *	312,138	5,097,214
Palo Alto Networks Inc *	44,718	5,038,824

		61,032,054

Consumer, Cyclical - 13.6%

Alaska Air Group Inc	79,564	7,337,392
American Eagle Outfitters Inc	414,312	5,812,797
Big Lots Inc	133,877	6,517,132
Brunswick Corp	103,336	6,324,163
Casey’s General Stores Inc	12,043	1,351,827
Darden Restaurants Inc	91,219	7,632,294
DR Horton Inc	158,776	5,288,829
Foot Locker Inc	31,217	2,335,344
Lear Corp	41,087	5,817,097
Mohawk Industries Inc *	28,990	6,652,915
NVR Inc *	1,050	2,212,224
Panera Bread Co ‘A’ *	18,980	4,970,293
Polaris Industries Inc	54,798	4,592,072
PulteGroup Inc	170,852	4,023,565
PVH Corp	53,049	5,488,980
Royal Caribbean Cruises Ltd	78,978	7,748,532
Skechers U.S.A. Inc ‘A’ *	221,287	6,074,328
Southwest Airlines Co	172,577	9,277,739
Tenneco Inc	68,753	4,291,562
Texas Roadhouse Inc	108,727	4,841,613
The Cheesecake Factory Inc	127,859	8,101,146
Thor Industries Inc	154,974	14,897,651
Ulta Beauty Inc *	20,461	5,836,091
Vail Resorts Inc	43,264	8,302,362

		145,727,948

Consumer, Non-Cyclical - 16.6%

ABIOMED Inc *	207,193	25,940,564
Alkermes PLC *	94,617	5,535,095
AMERCO	17,117	6,524,829
BioMarin Pharmaceutical Inc *	57,754	5,069,646
Conagra Brands Inc	185,334	7,476,374
DaVita Inc *	59,193	4,023,348
Edwards Lifesciences Corp *	61,556	5,790,573
Hologic Inc *	176,124	7,494,076
Hormel Foods Corp	232,416	8,048,566
Humana Inc	25,894	5,337,789
Incyte Corp *	51,431	6,874,782
Ionis Pharmaceuticals Inc *	120,014	4,824,563
ManpowerGroup Inc	68,007	6,975,478
MarketAxess Holdings Inc	28,676	5,376,463
Molina Healthcare Inc *	145,485	6,634,116
Monster Beverage Corp *	136,823	6,317,118
NuVasive Inc *	103,369	7,719,597
Robert Half International Inc	143,304	6,997,534
S&P Global Inc	82,584	10,797,032

	Shares	Value
The Clorox Co	46,669	$6,292,381
The Cooper Cos Inc	33,336	6,663,533
The JM Smucker Co	20,391	2,672,852
The Kroger Co	133,741	3,944,022
Tyson Foods Inc ‘A’	80,298	4,955,190
United Rentals Inc *	63,352	7,922,168
Universal Health Services Inc ‘B’	7,192	895,044

		177,102,733

Energy - 4.3%

Oceaneering International Inc	317,037	8,585,362
Parsley Energy Inc ‘A’ *	214,323	6,967,641
Patterson-UTI Energy Inc	194,650	4,724,155
Pioneer Natural Resources Co	58,503	10,895,014
RPC Inc	244,635	4,479,267
TechnipFMC PLC * (United Kingdom)	312,300	10,149,750

		45,801,189

Financial - 20.6%

Affiliated Managers Group Inc	27,407	4,493,104
Arch Capital Group Ltd *	108,287	10,262,359
Axis Capital Holdings Ltd	144,771	9,704,000
CBOE Holdings Inc	84,612	6,859,495
Citizens Financial Group Inc	815,101	28,161,740
Comerica Inc	167,437	11,482,829
Cousins Properties Inc REIT	653,213	5,402,071
Ellie Mae Inc *	51,117	5,125,502
EPR Properties REIT	200,464	14,760,164
Host Hotels & Resorts Inc REIT	558,800	10,427,208
KeyCorp	585,248	10,405,709
Lamar Advertising Co ‘A’ REIT	189,144	14,136,623
Lincoln National Corp	96,810	6,336,214
National Retail Properties Inc REIT	184,535	8,049,417
Omega Healthcare Investors Inc REIT	161,916	5,341,609
Outfront Media Inc REIT	476,646	12,654,951
Public Storage REIT	32,956	7,214,398
Senior Housing Properties Trust REIT	364,615	7,383,454
SunTrust Banks Inc	258,757	14,309,262
T Rowe Price Group Inc	66,871	4,557,259
Unum Group	142,580	6,685,576
White Mountains Insurance Group Ltd	9,408	8,277,911
XL Group Ltd (Bermuda)	215,779	8,600,951

		220,631,806

Industrial - 11.2%

Acuity Brands Inc	17,116	3,491,664
AGCO Corp	68,046	4,095,008
BWX Technologies Inc	225,609	10,738,988
FLIR Systems Inc	71,421	2,591,154
Harris Corp	89,687	9,979,473
Hexcel Corp	141,679	7,728,590
Huntington Ingalls Industries Inc	50,149	10,041,836
Martin Marietta Materials Inc	41,988	9,163,881
Masco Corp	163,874	5,570,077
Norfolk Southern Corp	76,044	8,514,647
Old Dominion Freight Line Inc	48,485	4,148,861
Orbital ATK Inc	64,594	6,330,212
Parker-Hannifin Corp	44,512	7,136,164
Rockwell Automation Inc	42,912	6,681,828
Textron Inc	166,331	7,915,692
Vulcan Materials Co	59,755	7,199,282
Xylem Inc	172,161	8,645,925

		119,973,282

Technology - 16.5%

Activision Blizzard Inc	147,315	7,345,126
Ambarella Inc *	98,419	5,384,503
Analog Devices Inc	52,066	4,266,809
Applied Materials Inc	184,808	7,189,031
Aspen Technology Inc *	115,842	6,825,411
athenahealth Inc *	26,911	3,032,600

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Computer Sciences Corp	407,781	$28,140,967
CSRA Inc	347,752	10,185,656
Electronic Arts Inc *	78,835	7,057,309
Fiserv Inc *	114,451	13,197,345
IPG Photonics Corp *	73,458	8,866,381
Jack Henry & Associates Inc	100,086	9,318,007
Lam Research Corp	69,291	8,894,193
Micron Technology Inc *	316,410	9,144,249
NVIDIA Corp	17,230	1,876,864
ON Semiconductor Corp *	351,402	5,443,217
Science Applications International Corp	70,878	5,273,323
ServiceNow Inc *	70,916	6,203,022
Skyworks Solutions Inc	112,548	11,027,453
Take-Two Interactive Software Inc *	114,132	6,764,604
Western Digital Corp	65,113	5,373,776
Xilinx Inc	107,689	6,234,116

		177,043,962

Utilities - 5.3%

American Water Works Co Inc	185,360	14,415,447
Atmos Energy Corp	305,599	24,139,265
ONE Gas Inc	106,986	7,232,254
Xcel Energy Inc	255,811	11,370,799

		57,157,765

Total Common Stocks (Cost $921,557,333)		1,062,798,233

	Principal Amount
SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $7,012,998; collateralized by U.S. Treasury Notes: 1.125% due 02/28/21 and value $7,153,356)	$7,012,945	7,012,945

Total Short-Term Investment (Cost $7,012,945)		7,012,945

TOTAL INVESTMENTS - 100.0% (Cost $928,570,278)		1,069,811,178

OTHER ASSETS & LIABILITIES, NET - 0.0%		209,310

NET ASSETS - 100.0%		$1,070,020,488

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,062,798,233	$1,062,798,233	$-	$-
	Short-Term Investment	7,012,945	-	7,012,945	-

	Total	$1,069,811,178	$1,062,798,233	$7,012,945	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Basic Materials - 0.7%

Axalta Coating Systems Ltd *	94,083	$3,029,473

Communications - 6.2%

Arista Networks Inc *	23,191	3,067,473
GrubHub Inc *	232,391	7,643,340
MercadoLibre Inc (Argentina)	42,725	9,035,056
Pandora Media Inc *	685,559	8,096,452

		27,842,321

Consumer, Cyclical - 22.5%

BorgWarner Inc	218,268	9,121,420
Burberry Group PLC (United Kingdom)	278,325	6,006,446
Duluth Holdings Inc ‘B’ *	84,234	1,793,342
Dunkin’ Brands Group Inc	178,105	9,738,781
Fastenal Co	335,319	17,268,929
Kate Spade & Co *	263,827	6,128,701
Lululemon Athletica Inc *	117,540	6,096,800
Polaris Industries Inc	107,385	8,998,863
The Scotts Miracle-Gro Co	49,272	4,601,512
Tiffany & Co	121,877	11,614,878
Tractor Supply Co	141,151	9,735,185
WABCO Holdings Inc *	29,867	3,506,983
Williams-Sonoma Inc	118,289	6,342,656

		100,954,496

Consumer, Non-Cyclical - 28.7%

Acadia Healthcare Co Inc *	70,435	3,070,966
ACADIA Pharmaceuticals Inc *	200,287	6,885,867
Align Technology Inc *	64,568	7,406,595
Alkermes PLC *	151,419	8,858,012
BioMarin Pharmaceutical Inc *	75,590	6,635,290
Blue Buffalo Pet Products Inc *	207,145	4,764,335
CoStar Group Inc *	56,260	11,658,197
Edwards Lifesciences Corp *	93,202	8,767,512
Intuitive Surgical Inc *	19,216	14,728,488
Jazz Pharmaceuticals PLC *	7,720	1,120,404
Laboratory Corp of America Holdings *	50,769	7,283,828
MarketAxess Holdings Inc	16,865	3,162,019
Pacira Pharmaceuticals Inc *	59,904	2,731,622
Snyder’s-Lance Inc	143,445	5,782,268
The Hain Celestial Group Inc *	177,090	6,587,748
Verisk Analytics Inc *	81,668	6,626,542
Whole Foods Market Inc	294,500	8,752,540
Zoetis Inc	263,190	14,046,450

		128,868,683

Energy - 4.0%

Cabot Oil & Gas Corp	189,761	4,537,186
Cimarex Energy Co	30,915	3,694,033
Continental Resources Inc *	111,263	5,053,565
Noble Energy Inc	140,411	4,821,714

		18,106,498

Financial - 10.1%

CME Group Inc ‘A’	96,537	11,468,596
Ellie Mae Inc *	46,124	4,624,853
First Republic Bank	91,131	8,548,999
Northern Trust Corp	104,008	9,005,013
Oaktree Capital Group LLC	87,581	3,967,419
Signature Bank *	50,237	7,454,668

		45,069,548

Industrial - 12.8%

Allegion PLC	26,840	2,031,788
AO Smith Corp	99,108	5,070,365
Expeditors International of Washington Inc	168,269	9,505,516

	Shares	Value
Fortune Brands Home & Security Inc	115,739	$7,042,718
Generac Holdings Inc *	109,215	4,071,535
Harris Corp	62,200	6,920,994
IDEX Corp	73,422	6,865,691
Trimble Inc *	325,965	10,434,140
Wabtec Corp	70,811	5,523,258

		57,466,005

Technology - 12.5%

Electronic Arts Inc *	134,008	11,996,396
Guidewire Software Inc *	81,482	4,589,881
Maxim Integrated Products Inc	139,669	6,279,518
Microchip Technology Inc	165,663	12,222,616
Red Hat Inc *	98,740	8,541,010
ServiceNow Inc *	110,935	9,703,485
Tyler Technologies Inc *	18,230	2,817,629

		56,150,535

Total Common Stocks (Cost $389,500,872)		437,487,559

	Principal Amount

SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $12,623,158; collateralized by U.S. Treasury Notes: 1.125% due 02/28/21 and value $12,877,991)	$12,623,064	12,623,064

Total Short-Term Investment (Cost $12,623,064)		12,623,064

TOTAL INVESTMENTS - 100.3% (Cost $402,123,936)		450,110,623

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,146,779)

NET ASSETS - 100.0%		$448,963,844

Notes to Schedule of Investments

(a)	Transactions in written options for the three-month period ended March 31, 2017 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2016	-	$-
Call Options Written	127	10,027
Put Options Written	119	34,742
Call Options Exercised	(127)	(10,027)
Put Options Expired	(97)	(28,319)
Put Options Closed	(22)	(6,423)

Outstanding, March 31, 2017	-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$3,029,473	$3,029,473	$-	$-
	Communications	27,842,321	27,842,321	-	-
	Consumer, Cyclical	100,954,496	94,948,050	6,006,446	-
	Consumer, Non-Cyclical	128,868,683	128,868,683	-	-
	Energy	18,106,498	18,106,498	-	-
	Financial	45,069,548	45,069,548	-	-
	Industrial	57,466,005	57,466,005	-	-
	Technology	56,150,535	56,150,535	-	-

	Total Common Stocks	437,487,559	431,481,113	6,006,446	-

	Short-Term Investment	12,623,064	-	12,623,064	-

	Total	$450,110,623	$431,481,113	$18,629,510	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Basic Materials - 1.6%

PPG Industries Inc	78,315	$8,229,340
Steel Dynamics Inc	427,937	14,875,090
Valvoline Inc	42,230	1,036,747

		24,141,177

Communications - 4.3%

CommScope Holding Co Inc *	245,569	10,242,683
eBay Inc *	417,991	14,031,958
Expedia Inc	75,022	9,465,526
IAC/InterActiveCorp *	142,484	10,503,920
Omnicom Group Inc	115,975	9,998,205
The Interpublic Group of Cos Inc	469,871	11,544,730

		65,787,022

Consumer, Cyclical - 7.4%

Advance Auto Parts Inc	50,093	7,426,788
Best Buy Co Inc	92,582	4,550,406
BorgWarner Inc	193,120	8,070,485
Brunswick Corp	370,531	22,676,497
Delta Air Lines Inc	100,476	4,617,877
Hasbro Inc	41,993	4,191,741
HD Supply Holdings Inc *	209,106	8,599,484
Newell Brands Inc	305,864	14,427,605
PulteGroup Inc	201,656	4,748,999
Tenneco Inc	136,971	8,549,730
United Continental Holdings Inc *	69,128	4,883,202
WABCO Holdings Inc *	88,398	10,379,693
WESCO International Inc *	143,162	9,956,917

		113,079,424

Consumer, Non-Cyclical - 9.7%

Avery Dennison Corp	51,951	4,187,251
Becton Dickinson & Co	70,451	12,923,532
Boston Scientific Corp *	568,918	14,148,991
Bruker Corp	187,834	4,382,167
Cardinal Health Inc	98,846	8,060,891
Coca-Cola European Partners PLC (United Kingdom)	212,940	8,025,709
DaVita Inc *	152,596	10,371,950
ICON PLC *	48,481	3,864,905
Laboratory Corp of America Holdings *	101,649	14,583,582
ManpowerGroup Inc	195,388	20,040,947
Moody’s Corp	44,922	5,033,061
Nielsen Holdings PLC	107,145	4,426,160
Robert Half International Inc	397,982	19,433,461
Universal Health Services Inc ‘B’	74,932	9,325,287
Zimmer Biomet Holdings Inc	75,017	9,160,326

		147,968,220

Energy - 8.2%

Cimarex Energy Co	38,252	4,570,731
Diamondback Energy Inc *	192,361	19,950,721
Energen Corp *	289,472	15,758,856
EQT Corp	129,409	7,906,890
Gulfport Energy Corp *	234,363	4,028,700
Marathon Oil Corp	606,146	9,577,107
Marathon Petroleum Corp	271,636	13,728,483
Newfield Exploration Co *	247,492	9,134,930
Parsley Energy Inc ‘A’ *	442,765	14,394,290
QEP Resources Inc *	364,924	4,638,184
Rice Energy Inc *	167,883	3,978,827
RSP Permian Inc *	291,376	12,071,708
Tesoro Corp	57,818	4,686,727

		124,426,154

	Shares	Value
Financial - 33.0%

Alleghany Corp *	35,767	$21,984,544
Alliance Data Systems Corp	17,039	4,242,711
American Assets Trust Inc REIT	151,585	6,342,316
American Homes 4 Rent ‘A’ REIT	230,319	5,288,124
Aon PLC	141,587	16,804,961
BB&T Corp	154,494	6,905,882
Boston Properties Inc REIT	174,240	23,071,118
Discover Financial Services	313,997	21,474,255
Douglas Emmett Inc REIT	273,561	10,504,742
East West Bancorp Inc	341,359	17,617,538
Equity Residential REIT	130,123	8,096,253
Essex Property Trust Inc REIT	24,770	5,734,998
Fifth Third Bancorp	830,436	21,093,074
GGP Inc REIT	376,156	8,719,296
Huntington Bancshares Inc	1,733,794	23,215,502
Kilroy Realty Corp REIT	64,658	4,660,549
Kimco Realty Corp REIT	445,569	9,842,619
Loews Corp	291,112	13,615,308
Marsh & McLennan Cos Inc	196,054	14,486,430
Navient Corp	704,538	10,398,981
Raymond James Financial Inc	295,385	22,526,060
Regency Centers Corp REIT	285,183	18,933,299
Regions Financial Corp	382,615	5,559,396
Reinsurance Group of America Inc	163,369	20,744,596
SEI Investments Co	213,041	10,745,788
SL Green Realty Corp REIT	213,546	22,768,275
SLM Corp *	918,052	11,108,429
State Street Corp	208,458	16,595,341
SunTrust Banks Inc	389,643	21,547,258
Synchrony Financial	109,316	3,749,539
TD Ameritrade Holding Corp	405,781	15,768,650
The Allstate Corp	209,481	17,070,607
The Macerich Co REIT	80,088	5,157,667
Torchmark Corp	126,514	9,746,639
Unum Group	581,850	27,282,947
WR Berkley Corp	214,621	15,158,681
XL Group Ltd (Bermuda)	115,722	4,612,679

		503,175,052

Industrial - 17.6%

AMETEK Inc	127,684	6,905,151
Arrow Electronics Inc *	265,822	19,513,993
Berry Plastics Group Inc *	311,080	15,109,155
Crown Holdings Inc *	272,218	14,413,943
Curtiss-Wright Corp	96,909	8,843,915
Eaton Corp PLC	120,752	8,953,761
EnerSys	53,303	4,207,739
Flex Ltd *	985,610	16,558,248
Fluor Corp	115,522	6,078,768
Graphic Packaging Holding Co	365,592	4,705,169
Harris Corp	266,711	29,676,933
Hubbell Inc	76,668	9,203,993
Huntington Ingalls Industries Inc	36,374	7,283,530
Ingersoll-Rand PLC	233,863	19,017,739
Jabil Circuit Inc	318,159	9,201,158
Masco Corp	475,337	16,156,705
Sealed Air Corp	264,939	11,546,042
Stanley Black & Decker Inc	189,651	25,198,928
TE Connectivity Ltd	172,559	12,864,273
Textron Inc	179,212	8,528,699
The Timken Co	201,433	9,104,772
WestRock Co	120,794	6,284,912

		269,357,526

Technology - 9.5%

Activision Blizzard Inc	582,462	29,041,555
Amdocs Ltd	407,082	24,827,931

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Broadcom Ltd	22,278	$4,877,991
Cognizant Technology Solutions Corp ‘A’ *	75,464	4,491,617
Computer Sciences Corp	127,344	8,788,010
Fidelity National Information Services Inc	307,568	24,488,564
Leidos Holdings Inc	139,541	7,136,127
Microsemi Corp *	174,055	8,969,054
NetEase Inc ADR (China)	40,764	11,576,976
ON Semiconductor Corp *	629,331	9,748,337
Skyworks Solutions Inc	60,385	5,916,522
Western Digital Corp	70,786	5,841,969

		145,704,653

Utilities - 6.2%

Alliant Energy Corp	239,138	9,472,256
Ameren Corp	172,202	9,400,507
American Electric Power Co Inc	248,971	16,713,423
Edison International	256,687	20,434,852
Great Plains Energy Inc	483,087	14,115,802
PG&E Corp	248,933	16,519,194
Portland General Electric Co	191,570	8,509,540

		95,165,574

Total Common Stocks (Cost $1,286,547,279)		1,488,804,802

	Principal Amount
SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $35,204,557; collateralized by U.S. Treasury Notes: 1.250% due 03/31/21 and value $35,911,022)	$35,204,293	35,204,293

Total Short-Term Investment (Cost $35,204,293)		35,204,293

TOTAL INVESTMENTS - 99.8% (Cost $1,321,751,572)		1,524,009,095

OTHER ASSETS & LIABILITIES, NET - 0.2%		3,274,682

NET ASSETS - 100.0%		$1,527,283,777

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,488,804,802	$1,488,804,802	$-	$-
	Short-Term Investment	35,204,293	-	35,204,293	-

	Total	$1,524,009,095	$1,488,804,802	$35,204,293	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Basic Materials - 5.7%

A Schulman Inc	14,435	$453,981
Aceto Corp	891	14,087
AgroFresh Solutions Inc *	6,841	29,895
AK Steel Holding Corp *	88,508	636,373
Allegheny Technologies Inc	30,886	554,713
American Vanguard Corp	8,226	136,552
Calgon Carbon Corp	13,898	202,911
Carpenter Technology Corp	13,054	486,914
Century Aluminum Co *	13,409	170,160
Chemtura Corp *	8,911	297,627
Cliffs Natural Resources Inc *	80,074	657,408
Coeur Mining Inc *	13,886	112,199
Commercial Metals Co	32,849	628,401
CSW Industrials Inc *	3,821	140,231
Detour Gold Corp * (Canada)	142,100	1,628,457
Fairmount Santrol Holdings Inc *	26,140	191,606
Ferroglobe PLC	17,798	183,853
Ferroglobe Representation & Warranty Insurance Trust * +	20,210	-
GCP Applied Technologies Inc *	3,318	108,333
Gold Resource Corp	3,108	14,048
Hawkins Inc	2,176	106,624
HB Fuller Co	14,600	752,776
Hecla Mining Co	107,685	569,654
Ingevity Corp *	37,659	2,291,550
Innophos Holdings Inc	612	33,030
Innospec Inc	6,771	438,422
Kaiser Aluminum Corp	3,216	256,958
KMG Chemicals Inc	1,328	61,181
Koppers Holdings Inc *	1,160	49,126
Kraton Corp *	8,370	258,800
Kronos Worldwide Inc	5,968	98,054
Landec Corp *	188,526	2,262,312
Materion Corp	5,710	191,570
Minerals Technologies Inc	16,263	1,245,746
OceanaGold Corp (Australia)	619,000	1,833,936
Oil-Dri Corp of America	1,515	56,464
Olin Corp	47,160	1,550,149
OMNOVA Solutions Inc *	4,788	47,401
PH Glatfelter Co	12,178	264,750
Quaker Chemical Corp	945	124,419
Rayonier Advanced Materials Inc	5,080	68,326
Ryerson Holding Corp *	3,672	46,267
Schnitzer Steel Industries Inc ‘A’	7,202	148,721
Schweitzer-Mauduit International Inc	6,837	283,189
Sensient Technologies Corp	76,510	6,064,183
Smart Sand Inc *	3,200	52,000
Stepan Co	10,778	849,414
Stillwater Mining Co *	34,833	601,566
The Chemours Co	8,708	335,258
Tronox Ltd ‘A’	18,135	334,591
United States Lime & Minerals Inc	529	41,780
Valhi Inc	7,390	24,239
Versum Materials Inc *	116,500	3,564,900

		31,555,105

Communications - 2.7%

1-800-Flowers.com Inc ‘A’ *	4,933	50,317
ADTRAN Inc	4,917	102,028
ATN International Inc	3,016	212,387
Autobytel Inc *	2,137	26,777
Bankrate Inc *	13,681	132,022
Black Box Corp	4,117	36,847
Blucora Inc *	8,968	155,146
Boingo Wireless Inc *	4,357	56,597
Calix Inc *	12,354	89,567

	Shares	Value
ChannelAdvisor Corp *	483	$5,385
Chegg Inc *	13,644	115,155
Cincinnati Bell Inc *	12,048	213,250
Comtech Telecommunications Corp	6,183	91,137
Consolidated Communications Holdings Inc	4,448	104,172
Daily Journal Corp *	101	21,643
DigitalGlobe Inc *	18,025	590,319
Entercom Communications Corp ‘A’	7,584	108,451
ePlus Inc *	527	71,171
FairPoint Communications Inc *	1,441	23,921
Finisar Corp *	30,575	835,921
FTD Cos Inc *	5,113	102,976
Gannett Co Inc	33,099	277,370
Global Eagle Entertainment Inc *	12,677	40,440
Global Sources Ltd * (Hong Kong)	2,533	20,897
Globalstar Inc *	39,470	63,152
Gray Television Inc *	7,106	103,037
Harmonic Inc *	21,454	127,651
Hawaiian Telcom Holdco Inc *	1,769	40,528
HC2 Holdings Inc *	9,142	56,680
Hemisphere Media Group Inc *	462	5,429
Houghton Mifflin Harcourt Co *	12,121	123,028
IDT Corp ‘B’	1,993	25,351
Infinera Corp *	12,057	123,343
Intelsat SA *	9,205	38,201
Iridium Communications Inc *	23,855	230,201
Ixia *	18,059	354,859
KVH Industries Inc *	4,691	39,404
Lands’ End Inc *	4,350	93,308
Liberty Media Corp-Liberty Braves ‘A’ *	2,202	52,716
Liberty Media Corp-Liberty Braves ‘C’ *	8,546	202,113
Liberty Media Corp-Liberty Formula One ‘A’ *	5,457	178,444
Liberty Media Corp-Liberty Formula One ‘C’ *	10,916	372,781
Limelight Networks Inc *	19,191	49,513
Liquidity Services Inc *	7,522	60,176
Lumos Networks Corp *	4,847	85,792
Marchex Inc ‘B’ *	10,046	27,325
MDC Partners Inc ‘A’	11,068	104,039
MeetMe Inc *	1,735	10,219
Meredith Corp	10,537	680,690
MSG Networks Inc ‘A’ *	11,224	262,080
NeoPhotonics Corp *	7,745	69,782
NETGEAR Inc *	3,153	156,231
New Media Investment Group Inc	11,161	158,598
Nexstar Media Group Inc	3,912	274,427
NII Holdings Inc *	14,147	18,391
Numerex Corp ‘A’ *	3,388	16,161
Oclaro Inc *	4,612	45,290
ORBCOMM Inc *	220,726	2,107,933
Perficient Inc *	3,210	55,726
Preformed Line Products Co	709	36,974
Quantenna Communications Inc *	1,183	24,642
QuinStreet Inc *	11,305	44,090
RealNetworks Inc *	6,918	33,483
Reis Inc	1,027	18,383
RetailMeNot Inc *	10,353	83,859
Rightside Group Ltd *	3,524	34,958
RigNet Inc *	3,424	73,445
Saga Communications Inc ‘A’	1,121	57,227
Salem Media Group Inc	3,378	25,166
Scholastic Corp	7,629	324,767
ShoreTel Inc *	15,189	93,412
Silicom Ltd (Israel)	950	47,187
Sonus Networks Inc *	12,268	80,846
Spok Holdings Inc	5,589	106,191
TechTarget Inc *	3,016	27,234
Telenav Inc *	9,606	83,092
The EW Scripps Co ‘A’ *	16,710	391,682

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
The New York Times Co ‘A’	35,612	$512,813
The Rubicon Project Inc *	6,151	36,229
The Trade Desk Inc ‘A’ *	1,753	65,299
Time Inc	29,060	562,311
TiVo Corp	22,892	429,225
Townsquare Media Inc ‘A’ *	2,375	28,928
tronc Inc *	3,194	44,460
VASCO Data Security International Inc *	925	12,488
ViaSat Inc *	1,952	124,577
Viavi Solutions Inc *	66,485	712,719
Vonage Holdings Corp *	48,360	305,635
West Corp	10,907	266,349
Windstream Holdings Inc	24,430	133,144

		14,717,310

Consumer, Cyclical - 8.5%

Abercrombie & Fitch Co ‘A’	19,179	228,805
Acushnet Holdings Corp *	3,002	51,875
AdvancePierre Foods Holdings Inc	2,228	69,447
AMC Entertainment Holdings Inc ‘A’	11,718	368,531
America’s Car-Mart Inc *	2,223	81,028
American Eagle Outfitters Inc	5,059	70,978
Anixter International Inc *	8,266	655,494
Ascena Retail Group Inc *	31,758	135,289
At Home Group Inc *	1,626	24,650
AV Homes Inc *	2,370	38,986
Barnes & Noble Education Inc *	11,605	111,292
Barnes & Noble Inc	17,619	162,976
Bassett Furniture Industries Inc	1,401	37,687
Beazer Homes USA Inc *	9,037	109,619
Belmond Ltd ‘A’ * (United Kingdom)	23,532	284,737
Big 5 Sporting Goods Corp	5,306	80,121
Biglari Holdings Inc *	263	113,611
Blue Bird Corp *	1,490	25,553
BMC Stock Holdings Inc *	2,241	50,647
Boot Barn Holdings Inc *	3,444	34,061
Brinker International Inc	24,300	1,068,228
BRP Inc * (Canada)	163,467	3,847,439
Build-A-Bear Workshop Inc *	3,820	33,807
Caesars Acquisition Co ‘A’ *	13,327	205,236
Caesars Entertainment Corp *	15,876	151,616
Caleres Inc	86,584	2,287,549
Callaway Golf Co	17,262	191,090
Camping World Holdings Inc ‘A’	383	12,348
Carrols Restaurant Group Inc *	1,118	15,820
Century Casinos Inc *	3,453	26,105
Century Communities Inc *	4,096	104,038
Chico’s FAS Inc	3,782	53,704
Citi Trends Inc	4,079	69,343
CompX International Inc	655	10,054
Conn’s Inc *	6,108	53,445
Cooper Tire & Rubber Co	15,732	697,714
Cooper-Standard Holdings Inc *	307	34,056
Cracker Barrel Old Country Store Inc	307	48,890
Daktronics Inc	10,704	101,153
Dana Inc	42,367	818,107
Deckers Outdoor Corp *	8,664	517,501
Del Frisco’s Restaurant Group Inc *	6,467	116,729
Del Taco Restaurants Inc *	6,822	90,460
Delta Apparel Inc *	1,851	32,633
Denny’s Corp *	4,432	54,824
Destination XL Group Inc *	3,566	10,163
DineEquity Inc	2,260	122,989
Douglas Dynamics Inc	909	27,861
DSW Inc ‘A’	19,224	397,552
El Pollo Loco Holdings Inc *	5,927	70,828
Eldorado Resorts Inc *	879	16,635
Empire Resorts Inc *	911	22,092
Eros International PLC * (India)	8,684	89,445
Escalade Inc	3,292	42,467

	Shares	Value
Essendant Inc	10,514	$159,287
Express Inc *	21,160	192,768
EZCORP Inc ‘A’ *	14,744	120,164
Fiesta Restaurant Group Inc *	1,487	35,985
FirstCash Inc	5,520	271,308
Flexsteel Industries Inc	1,741	87,746
Fogo De Chao Inc *	1,513	24,586
Fossil Group Inc *	11,832	206,468
Fred’s Inc ‘A’	9,248	121,149
G-III Apparel Group Ltd *	2,556	55,951
Gaia Inc *	1,144	11,383
Genesco Inc *	5,124	284,126
Golden Entertainment Inc	2,563	33,908
Green Brick Partners Inc *	7,027	69,919
Group 1 Automotive Inc	4,505	333,730
Guess? Inc	17,696	197,310
Haverty Furniture Cos Inc	5,368	130,711
Hibbett Sports Inc *	1,346	39,707
Hooker Furniture Corp	3,031	94,113
Hovnanian Enterprises Inc ‘A’ *	35,627	80,873
Iconix Brand Group Inc *	12,982	97,625
ILG Inc	29,232	612,703
Interface Inc	2,298	43,777
International Speedway Corp ‘A’	7,259	268,220
Intrawest Resorts Holdings Inc *	4,766	119,198
J Alexander’s Holdings Inc *	4,270	42,913
Jack in the Box Inc	2,016	205,068
JAKKS Pacific Inc *	4,603	25,316
Johnson Outdoors Inc ‘A’	1,372	50,078
KB Home	18,790	373,545
Kimball International Inc ‘B’	1,532	25,278
Kirkland’s Inc *	2,536	31,446
Kona Grill Inc *	949	5,979
La Quinta Holdings Inc *	18,886	255,339
La-Z-Boy Inc	54,392	1,468,584
LCI Industries	33,500	3,343,300
LGI Homes Inc *	333	11,292
Libbey Inc	5,956	86,838
Lifetime Brands Inc	3,314	66,611
Luby’s Inc *	6,003	18,669
Lumber Liquidators Holdings Inc *	7,738	162,421
M/I Homes Inc *	105,747	2,590,801
MarineMax Inc *	3,018	65,340
Marriott Vacations Worldwide Corp	5,949	594,484
MDC Holdings Inc	7,063	212,243
Meritage Homes Corp *	10,064	370,355
Meritor Inc *	23,510	402,726
Metaldyne Performance Group Inc	1,631	37,268
Miller Industries Inc	2,974	78,365
Mobile Mini Inc	3,317	101,168
Modine Manufacturing Co *	13,047	159,173
Monarch Casino & Resort Inc *	3,078	90,924
Motorcar Parts of America Inc *	264	8,113
Movado Group Inc	4,470	111,526
NACCO Industries Inc ‘A’	1,114	77,757
National CineMedia Inc	18,094	228,527
Navistar International Corp *	13,318	327,889
Noodles & Co *	1,341	7,711
Office Depot Inc	145,319	677,913
Party City Holdco Inc *	4,316	60,640
PC Connection Inc	2,911	86,719
Penn National Gaming Inc *	2,978	54,885
Perry Ellis International Inc *	3,723	79,970
PICO Holdings Inc *	5,848	81,872
Pier 1 Imports Inc	19,922	142,642
Pinnacle Entertainment Inc *	14,053	274,315
Reading International Inc ‘A’ *	3,379	52,510
Red Lion Hotels Corp *	4,218	29,737
Red Robin Gourmet Burgers Inc *	2,873	167,927
Regis Corp *	10,051	117,798

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
REV Group Inc *	2,507	$69,118
RH *	10,971	507,518
Ruby Tuesday Inc *	17,367	48,801
Rush Enterprises Inc ‘A’ *	8,425	278,699
Rush Enterprises Inc ‘B’ *	1,829	57,028
ScanSource Inc *	6,952	272,866
Sears Holdings Corp *	2,812	32,310
Sears Hometown & Outlet Stores Inc *	3,418	13,330
Sequential Brands Group Inc *	12,373	48,131
Shoe Carnival Inc	3,685	90,540
SkyWest Inc	14,147	484,535
Sonic Automotive Inc ‘A’	7,773	155,849
Spartan Motors Inc	9,543	76,344
Speedway Motorsports Inc	3,203	60,345
Spirit Airlines Inc *	72,400	3,842,268
Sportsman’s Warehouse Holdings Inc *	577	2,758
Stage Stores Inc	8,357	21,645
Standard Motor Products Inc	2,363	116,118
Strattec Security Corp	1,056	29,357
Superior Industries International Inc	7,275	184,421
Supreme Industries Inc ‘A’	1,722	34,888
Systemax Inc	3,223	35,743
Tailored Brands Inc	9,821	146,726
The Buckle Inc	5,474	101,816
The Cato Corp ‘A’	5,656	124,206
The Container Store Group Inc *	3,510	14,847
The Finish Line Inc ‘A’	43,395	617,511
The Marcus Corp	5,392	173,083
The New Home Co Inc *	3,054	31,945
Thor Industries Inc	31,989	3,075,103
Tilly’s Inc ‘A’	3,289	29,667
Titan International Inc	113,145	1,169,919
Titan Machinery Inc *	4,610	70,717
Tower International Inc	5,929	160,676
TRI Pointe Group Inc *	40,129	503,218
Triton International Ltd (Bermuda)	9,167	236,417
Tuesday Morning Corp *	13,015	48,806
UCP Inc ‘A’ *	2,293	23,274
Unifi Inc *	3,993	113,361
UniFirst Corp	3,894	550,806
Vera Bradley Inc *	1,976	18,397
Veritiv Corp *	2,155	111,629
Vince Holding Corp *	5,968	9,250
Vitamin Shoppe Inc *	6,207	125,071
Wabash National Corp	12,168	251,756
Wesco Aircraft Holdings Inc *	12,593	143,560
West Marine Inc *	5,555	52,995
Weyco Group Inc	1,660	46,613
William Lyon Homes ‘A’ *	6,848	141,206
Winnebago Industries Inc	18,600	544,050
Wolverine World Wide Inc	23,346	582,950
Zumiez Inc *	5,205	95,251

		47,111,436

Consumer, Non-Cyclical - 10.1%

Aaron’s Inc	18,792	558,874
ABM Industries Inc	15,882	692,455
Accelerate Diagnostics Inc *	491	11,882
ACCO Brands Corp *	30,272	398,077
Acorda Therapeutics Inc *	10,351	217,371
Adamas Pharmaceuticals Inc *	2,300	40,250
Addus HomeCare Corp *	1,973	63,136
Adverum Biotechnologies Inc *	6,968	18,814
Agenus Inc *	3,971	14,971
AGT Food & Ingredients Inc (Canada)	34,600	811,240
Akebia Therapeutics Inc *	7,276	66,939
Albany Molecular Research Inc *	3,691	51,785
Alico Inc	851	22,466
Alliance One International Inc *	2,596	33,359
Almost Family Inc *	2,329	113,189

	Shares	Value
AMAG Pharmaceuticals Inc *	7,097	$160,037
American Public Education Inc *	4,496	102,958
American Renal Associates Holdings Inc *	343	5,790
Analogic Corp	3,254	246,979
AnaptysBio Inc *	248	6,882
AngioDynamics Inc *	7,567	131,287
Anika Therapeutics Inc *	816	35,447
Aratana Therapeutics Inc *	987	5,231
ARC Document Solutions Inc *	12,991	44,819
Ardelyx Inc *	7,702	97,430
Array BioPharma Inc *	43,149	385,752
Arrowhead Pharmaceuticals Inc *	1,293	2,392
Ascent Capital Group Inc ‘A’ *	2,906	41,062
Atara Biotherapeutics Inc *	5,968	122,642
AtriCure Inc *	2,010	38,492
Audentes Therapeutics Inc *	345	5,879
Avon Products Inc *	99,068	435,899
B. Riley Financial Inc	2,812	42,180
Bellicum Pharmaceuticals Inc *	2,143	26,445
BioCryst Pharmaceuticals Inc *	3,624	30,442
BioScrip Inc *	24,400	41,480
Bluebird Bio Inc *	7,203	654,753
Bridgepoint Education Inc *	5,464	58,301
CAI International Inc *	4,386	69,036
Cal-Maine Foods Inc	2,076	76,397
Cambium Learning Group Inc *	4,437	21,741
Capella Education Co	262	22,277
Cara Therapeutics Inc *	4,958	91,178
Career Education Corp *	18,436	160,393
Carriage Services Inc	431	11,689
CBIZ Inc *	14,637	198,331
Celldex Therapeutics Inc *	26,904	97,123
Cellular Biomedicine Group Inc *	1,099	12,968
Central Garden & Pet Co *	2,562	94,973
Central Garden & Pet Co ‘A’ *	8,118	281,857
Cerus Corp *	4,163	18,525
Chimerix Inc *	12,237	78,072
Cidara Therapeutics Inc *	3,420	26,676
Clearside Biomedical Inc *	706	5,606
Community Health Systems Inc *	30,885	273,950
Concert Pharmaceuticals Inc *	2,985	50,924
CONMED Corp	7,618	338,315
Corvus Pharmaceuticals Inc *	807	16,761
CPI Card Group Inc	4,112	17,270
CRA International Inc	2,448	86,488
Craft Brew Alliance Inc *	2,364	31,559
CryoLife Inc *	2,949	49,101
CSS Industries Inc	2,597	67,314
Dairy Crest Group PLC (United Kingdom)	261,900	1,816,225
Darling Ingredients Inc *	33,489	486,260
Dean Foods Co	13,004	255,659
DeVry Education Group Inc	17,848	632,712
Dimension Therapeutics Inc *	2,214	3,875
Edge Therapeutics Inc *	3,032	27,622
Egalet Corp *	4,917	25,077
elf Beauty Inc *	1,782	51,322
Enanta Pharmaceuticals Inc *	4,248	130,838
Endocyte Inc *	11,419	29,347
Ennis Inc	7,530	128,010
Enzo Biochem Inc *	413	3,457
Epizyme Inc *	3,042	52,170
Esperion Therapeutics Inc *	4,004	141,381
EVERTEC Inc	3,376	53,678
Exactech Inc *	2,882	72,626
Exelixis Inc *	24,535	531,673
Five Prime Therapeutics Inc *	5,937	214,623
Flex Pharma Inc *	684	3,010
Franklin Covey Co *	779	15,736
Fresh Del Monte Produce Inc	8,726	516,841
FTI Consulting Inc *	10,787	444,101

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Genesis Healthcare Inc *	5,042	$13,311
GrainCorp Ltd ‘A’ (Australia)	127,620	886,629
Great Lakes Dredge & Dock Corp *	15,583	62,332
Green Dot Corp ‘A’ *	9,868	329,196
Haemonetics Corp *	14,484	587,616
Halyard Health Inc *	13,140	500,503
Heidrick & Struggles International Inc	5,195	136,888
Hill-Rom Holdings Inc	87,900	6,205,740
Huron Consulting Group Inc *	45,033	1,895,889
ICF International Inc *	5,117	211,332
ICU Medical Inc *	1,352	206,450
Idera Pharmaceuticals Inc *	2,289	5,654
Ignyta Inc *	2,851	24,519
Immunomedics Inc *	1,509	9,763
Ingles Markets Inc ‘A’	3,794	163,711
Innoviva Inc *	2,707	37,438
Integer Holdings Corp *	8,690	349,338
Inter Parfums Inc	2,755	100,695
Invacare Corp	9,044	107,624
iRhythm Technologies Inc *	327	12,295
John B Sanfilippo & Son Inc	1,659	121,422
Jounce Therapeutics Inc *	274	6,025
K12 Inc *	9,396	179,933
K2M Group Holdings Inc *	5,224	107,144
Karyopharm Therapeutics Inc *	5,790	74,344
Kelly Services Inc ‘A’	8,012	175,142
Kindred Healthcare Inc	23,186	193,603
Korn/Ferry International	6,830	215,077
Lannett Co Inc *	8,131	181,728
Laureate Education Inc ‘A’ *	4,347	62,032
LHC Group Inc *	4,051	218,349
Liberty Tax Inc	588	8,379
Limoneira Co	143	2,990
Luminex Corp	6,155	113,067
Magellan Health Inc *	1,881	129,883
Maple Leaf Foods Inc (Canada)	348,600	8,461,712
McGrath RentCorp	87,401	2,934,052
Medpace Holdings Inc *	747	22,298
Meridian Bioscience Inc	1,713	23,639
Merit Medical Systems Inc *	7,584	219,178
Merrimack Pharmaceuticals Inc *	11,459	35,294
Molina Healthcare Inc *	4,231	192,934
Momenta Pharmaceuticals Inc *	14,136	188,716
MoneyGram International Inc *	8,564	143,961
Myovant Sciences Ltd * (Bermuda)	678	7,960
NantKwest Inc *	4,489	15,936
National HealthCare Corp	3,226	230,014
National Research Corp ‘A’	570	11,229
Natural Grocers by Vitamin Cottage Inc *	2,842	29,528
Nature’s Sunshine Products Inc	2,599	25,990
Navigant Consulting Inc *	13,524	309,159
Neff Corp ‘A’ *	1,721	33,473
Neos Therapeutics Inc *	343	2,470
NewLink Genetics Corp *	1,571	37,861
Nobilis Health Corp *	16,239	27,606
Novan Inc *	297	1,895
Nutraceutical International Corp	2,420	75,383
Omega Protein Corp	6,069	121,683
Omeros Corp *	3,897	58,923
Otonomy Inc *	6,606	80,923
OvaScience Inc *	8,459	15,818
Owens & Minor Inc	15,806	546,888
PDL BioPharma Inc	48,834	110,853
PFSweb Inc *	268	1,750
PharMerica Corp *	8,198	191,833
Phibro Animal Health Corp ‘A’	374	10,509
Portola Pharmaceuticals Inc *	1,277	50,046
Protagonist Therapeutics Inc *	465	5,957
PTC Therapeutics Inc *	9,599	94,454
Quad/Graphics Inc	3,859	97,401

	Shares	Value
Quidel Corp *	527	$11,931
Ra Pharmaceuticals Inc *	506	10,773
REGENXBIO Inc *	5,523	106,594
Rent-A-Center Inc	14,153	125,537
Resources Connection Inc	8,495	142,291
Retrophin Inc *	10,206	188,403
Revlon Inc ‘A’ *	2,408	67,063
Rigel Pharmaceuticals Inc *	7,106	23,521
Rockwell Medical Inc *	1,009	6,316
RPX Corp *	14,674	176,088
RTI Surgical Inc *	13,913	55,652
Sanderson Farms Inc	5,583	579,739
Seaboard Corp	72	300,201
Select Medical Holdings Corp *	28,361	378,619
Selecta Biosciences Inc *	309	4,425
Seneca Foods Corp ‘A’ *	1,956	70,612
ServiceSource International Inc *	6,053	23,486
Smart & Final Stores Inc *	1,810	21,901
Snyder’s-Lance Inc	22,813	919,592
Sotheby’s *	6,026	274,062
SP Plus Corp *	387	13,061
SpartanNash Co	10,456	365,855
Spectrum Pharmaceuticals Inc *	15,978	103,857
Stemline Therapeutics Inc *	4,914	42,015
STERIS PLC	75,800	5,265,068
Strayer Education Inc	1,699	136,753
SUPERVALU Inc *	75,645	291,990
Surgery Partners Inc *	1,948	37,986
Syndax Pharmaceuticals Inc *	676	9,275
Synutra International Inc *	4,643	27,626
Syros Pharmaceuticals Inc *	408	6,499
Team Inc *	637	17,231
Tejon Ranch Co *	4,101	89,771
TerraVia Holdings Inc *	24,367	17,654
Tetraphase Pharmaceuticals Inc *	9,670	88,867
Textainer Group Holdings Ltd	6,172	94,432
The Andersons Inc	7,732	293,043
The Chefs’ Warehouse Inc *	499	6,936
The Medicines Co *	1,714	83,815
TherapeuticsMD Inc *	2,945	21,204
Tivity Health Inc *	8,953	260,532
TransEnterix Inc *	18,917	22,890
Travelport Worldwide Ltd	8,963	105,495
Triple-S Management Corp ‘B’ *	6,747	118,545
TrueBlue Inc *	11,098	303,530
Turning Point Brands Inc *	829	12,932
United Natural Foods Inc *	14,071	608,289
Universal American Corp *	11,869	118,334
Universal Corp	6,935	490,651
Vector Group Ltd	15,002	312,042
Vectrus Inc *	2,573	57,507
Versartis Inc *	8,263	176,415
Viad Corp	2,657	120,096
Village Super Market Inc ‘A’	2,188	57,982
Voyager Therapeutics Inc *	1,939	25,672
WaVe Life Sciences Ltd *	391	10,753
Weight Watchers International Inc *	771	12,004
Weis Markets Inc	2,784	166,066
Wright Medical Group NV *	29,344	913,185
Zafgen Inc *	7,090	33,039
Zogenix Inc *	6,766	73,411

		56,224,635

Diversified - 0.0%

Wins Finance Holdings Inc *	378	54,806

Energy - 5.4%

Abraxas Petroleum Corp *	22,439	45,327
Adams Resources & Energy Inc	638	23,829

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Alon USA Energy Inc	9,161	$111,673
Archrock Inc	19,653	243,697
Atwood Oceanics Inc *	22,081	210,432
Bill Barrett Corp *	17,759	80,803
Bristow Group Inc	9,328	141,879
California Resources Corp *	8,934	134,367
CARBO Ceramics Inc *	6,354	82,856
Clayton Williams Energy Inc *	1,707	225,461
Clean Energy Fuels Corp *	27,720	70,686
Cobalt International Energy Inc *	117,841	62,856
Contango Oil & Gas Co *	6,144	44,974
CVR Energy Inc	3,965	79,617
Dawson Geophysical Co *	5,633	31,319
Delek US Holdings Inc	17,516	425,113
Denbury Resources Inc *	98,824	254,966
Earthstone Energy Inc *	428	5,461
Eclipse Resources Corp *	17,063	43,340
Energen Corp *	55,300	3,010,532
EP Energy Corp ‘A’ *	11,376	54,036
Era Group Inc *	5,635	74,720
Erin Energy Corp *	4,195	10,068
EXCO Resources Inc *	42,969	26,636
Exterran Corp *	8,927	280,754
Forum Energy Technologies Inc *	17,601	364,341
FuelCell Energy Inc *	9,465	13,014
FutureFuel Corp	6,603	93,631
Geospace Technologies Corp *	3,895	63,216
Green Plains Inc	10,459	258,860
Helix Energy Solutions Group Inc *	191,159	1,485,305
Hunting PLC (United Kingdom)	454,262	3,229,095
Independence Contract Drilling Inc *	8,607	47,425
Jagged Peak Energy Inc *	6,674	87,029
Jones Energy Inc ‘A’ *	18,305	46,677
Keane Group Inc *	7,969	113,957
Mammoth Energy Services Inc *	2,276	48,957
Matrix Service Co *	7,486	123,519
McDermott International Inc *	68,941	465,352
MRC Global Inc *	26,619	487,926
Natural Gas Services Group Inc *	33,246	866,058
Newpark Resources Inc *	23,983	194,262
Northern Oil & Gas Inc *	13,394	34,824
NOW Inc *	30,345	514,651
Oasis Petroleum Inc *	66,232	944,468
Oil States International Inc *	117,925	3,909,214
Pacific Ethanol Inc *	8,476	58,061
Panhandle Oil & Gas Inc ‘A’	2,254	43,277
Par Pacific Holdings Inc *	5,770	95,147
Parker Drilling Co *	35,326	61,821
Pattern Energy Group Inc	3,873	77,963
PDC Energy Inc *	15,873	989,682
PHI Inc *	3,296	39,486
Pioneer Energy Services Corp *	21,733	86,932
Plug Power Inc *	21,082	29,093
Ramaco Resources Inc *	788	7,620
Renewable Energy Group Inc *	10,146	106,026
REX American Resources Corp *	1,675	151,571
Ring Energy Inc *	12,041	130,284
Rowan Cos PLC ‘A’ *	67,100	1,045,418
RSP Permian Inc *	27,898	1,155,814
Sanchez Energy Corp *	10,863	103,633
SEACOR Holdings Inc *	4,585	317,236
Seadrill Ltd (NYSE) * (United Kingdom)	106,726	176,098
SemGroup Corp ‘A’	18,826	677,736
SRC Energy Inc *	46,997	396,655
SunCoke Energy Inc *	17,768	159,201
Sunrun Inc *	18,687	100,910
TerraForm Global Inc ‘A’ *	24,377	117,010
TerraForm Power Inc ‘A’ *	24,697	305,502
Tesco Corp *	13,438	108,176
TETRA Technologies Inc *	10,583	43,073

	Shares	Value
Thermon Group Holdings Inc *	9,212	$191,978
TPI Composites Inc *	1,783	33,895
Trecora Resources *	1,282	14,230
Unit Corp *	117,044	2,827,783
Vivint Solar Inc *	7,243	20,280
W&T Offshore Inc *	9,869	27,337
Western Refining Inc	22,826	800,508
Westmoreland Coal Co *	5,459	79,265
WildHorse Resource Development Corp *	4,015	49,947
Willbros Group Inc *	13,416	36,760

		29,832,591

Financial - 33.1%

1st Source Corp	4,336	203,575
Acacia Research Corp *	15,188	87,331
Acadia Realty Trust REIT	17,869	537,142
Access National Corp	22,750	682,955
ACNB Corp	1,824	52,622
AG Mortgage Investment Trust Inc REIT	8,097	146,151
Agree Realty Corp REIT	7,229	346,703
Aircastle Ltd	13,510	325,996
Alexander & Baldwin Inc	6,184	275,312
Alexander’s Inc REIT	21	9,069
Allegiance Bancshares Inc *	2,948	109,666
Altisource Residential Corp REIT	14,624	223,016
Ambac Financial Group Inc *	12,530	236,316
American Assets Trust Inc REIT	7,282	304,679
American Equity Investment Life Holding Co	24,263	573,335
American National Bankshares Inc	2,178	81,131
Ameris Bancorp	2,640	121,704
AMERISAFE Inc	1,344	87,226
Ames National Corp	2,523	77,204
Anworth Mortgage Asset Corp REIT	27,959	155,172
Apollo Commercial Real Estate Finance Inc REIT	23,154	435,527
Ares Commercial Real Estate Corp REIT	7,896	105,648
Argo Group International Holdings Ltd	8,227	557,791
Arlington Asset Investment Corp ‘A’	6,670	94,247
Armada Hoffler Properties Inc REIT	1,377	19,127
ARMOUR Residential REIT Inc	10,133	230,120
Arrow Financial Corp	3,179	107,768
Arthur J Gallagher & Co	50,900	2,877,886
Ashford Hospitality Prime Inc REIT	6,978	74,037
Ashford Hospitality Trust Inc REIT	22,661	144,351
Aspen Insurance Holdings Ltd (Bermuda)	87,280	4,542,924
Associated Capital Group Inc ‘A’	1,245	45,007
Astoria Financial Corp	25,823	529,630
Atlantic Capital Bancshares Inc *	4,141	78,472
Atlas Financial Holdings Inc *	1,691	23,082
Baldwin & Lyons Inc ‘B’	2,418	59,120
Banc of California Inc	4,179	86,505
BancFirst Corp	2,263	203,444
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	8,721	241,921
BancorpSouth Inc	24,656	745,844
Bank Mutual Corp	11,187	105,158
Bank of Marin Bancorp	1,749	112,548
BankFinancial Corp	4,551	66,081
Bankwell Financial Group Inc	1,497	51,482
Banner Corp	8,558	476,167
Bar Harbor Bankshares	3,891	128,714
Bear State Financial Inc	5,580	52,452
Beneficial Bancorp Inc	19,772	316,352
Berkshire Hills Bancorp Inc	9,361	337,464
Blue Capital Reinsurance Holdings Ltd (Bermuda)	1,690	32,617
Blue Hills Bancorp Inc	6,564	117,167
Bluerock Residential Growth REIT Inc	6,415	78,969
BNC Bancorp	150,700	5,282,035
BofI Holding Inc *	1,173	30,650

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Boston Private Financial Holdings Inc	23,229	$380,956
Brandywine Realty Trust REIT	249,000	4,041,270
Bridge Bancorp Inc	5,178	181,230
Brookline Bancorp Inc	19,445	304,314
Bryn Mawr Bank Corp	15,504	612,408
BSB Bancorp Inc *	2,308	65,201
C&F Financial Corp	993	45,976
California First National Bancorp	582	9,428
Camden National Corp	4,349	191,530
Capital Bank Financial Corp ‘A’	4,035	175,119
Capital City Bank Group Inc	3,292	70,416
Capitol Federal Financial Inc	36,175	529,240
Capstar Financial Holdings Inc *	766	14,608
Capstead Mortgage Corp REIT	27,673	291,673
Cardinal Financial Corp	8,148	243,951
Carolina Financial Corp	3,358	100,740
Cascade Bancorp *	9,517	73,376
Cass Information Systems Inc	1,299	85,864
CatchMark Timber Trust Inc ‘A’ REIT	10,338	119,094
Cathay General Bancorp	20,792	783,443
CBL & Associates Properties Inc REIT	48,564	463,301
Cedar Realty Trust Inc REIT	23,556	118,251
CenterState Banks Inc	13,784	357,006
Central Pacific Financial Corp	8,570	261,728
Central Valley Community Bancorp	2,674	54,817
Century Bancorp Inc ‘A’	814	49,512
Charter Financial Corp	3,978	78,247
Chatham Lodging Trust REIT	10,774	212,786
Chemical Financial Corp	120,220	6,149,253
Chemung Financial Corp	951	37,565
Chesapeake Lodging Trust REIT	12,370	296,385
Citizens & Northern Corp	3,506	81,620
Citizens Inc *	13,616	101,167
City Holding Co	4,211	271,525
City Office REIT Inc	1,214	14,750
Clifton Bancorp Inc	6,429	104,086
Clipper Realty Inc REIT	535	6,859
CNB Financial Corp	3,868	92,407
CNO Financial Group Inc	50,644	1,038,202
CoBiz Financial Inc	9,597	161,230
Codorus Valley Bancorp Inc	2,493	64,594
Colony Starwood Homes REIT	20,393	692,342
Columbia Banking System Inc	140,041	5,460,199
Community Bank System Inc	12,244	673,175
Community Healthcare Trust Inc REIT	3,700	88,430
Community Trust Bancorp Inc	4,364	199,653
ConnectOne Bancorp Inc	8,516	206,513
Consolidated-Tomoka Land Co	173	9,262
CorEnergy Infrastructure Trust Inc REIT	3,200	108,096
County Bancorp Inc	463	13,455
Cousins Properties Inc REIT	102,027	843,763
Cowen Group Inc ‘A’ *	6,745	100,838
CU Bancorp *	4,052	160,662
Customers Bancorp Inc *	4,447	140,214
CVB Financial Corp	28,192	622,761
CYS Investments Inc REIT	43,337	344,529
DiamondRock Hospitality Co REIT	57,236	638,181
Dime Community Bancshares Inc	8,983	182,355
Donegal Group Inc ‘A’	2,073	36,526
Dynex Capital Inc REIT	12,292	87,150
Eagle Bancorp Inc *	1,812	108,176
Easterly Government Properties Inc REIT	8,609	170,372
Education Realty Trust Inc REIT	18,326	748,617
EMC Insurance Group Inc	2,448	68,691
Employers Holdings Inc	9,086	344,814
Encore Capital Group Inc *	6,913	212,920
Enova International Inc *	7,274	108,019
Enstar Group Ltd * (Bermuda)	3,231	618,090
Enterprise Bancorp Inc	2,566	89,194
Enterprise Financial Services Corp	5,883	249,439

	Shares	Value
Equity Bancshares Inc ‘A’ *	1,799	$57,154
ESSA Bancorp Inc	2,513	36,640
EverBank Financial Corp	36,416	709,384
Farmers Capital Bank Corp	2,177	87,951
Farmers National Banc Corp	6,418	92,098
Farmland Partners Inc REIT	6,883	76,883
FB Financial Corp *	1,870	66,123
FBL Financial Group Inc ‘A’	2,841	185,943
FBR & Co	1,684	30,396
FCB Financial Holdings Inc ‘A’ *	8,473	419,837
Federal Agricultural Mortgage Corp ‘C’	2,457	141,449
Federated National Holding Co	3,709	64,648
FelCor Lodging Trust Inc REIT	4,758	35,733
Fidelity & Guaranty Life	3,554	98,801
Fidelity Southern Corp	5,943	133,004
Financial Institutions Inc	3,851	126,890
First BanCorp *	34,407	194,400
First Bancorp Inc	2,598	70,796
First Bancorp NC	5,608	164,258
First Busey Corp	8,660	254,604
First Business Financial Services Inc	2,449	63,576
First Citizens BancShares Inc ‘A’	2,163	725,405
First Commonwealth Financial Corp	25,061	332,309
First Community Bancshares Inc	4,162	103,925
First Community Financial Partners Inc *	4,111	52,415
First Connecticut Bancorp Inc	2,913	72,242
First Defiance Financial Corp	2,367	117,190
First Financial Bancorp	17,459	479,250
First Financial Bankshares Inc	6,843	274,404
First Financial Corp	2,939	139,603
First Financial Northwest Inc	2,195	38,786
First Foundation Inc *	5,206	80,745
First Horizon National Corp	308,500	5,707,250
First Industrial Realty Trust Inc REIT	25,684	683,965
First Internet Bancorp	1,830	53,985
First Interstate BancSystem Inc ‘A’	5,677	225,093
First Merchants Corp	11,594	455,876
First Mid-Illinois Bancshares Inc	2,306	78,035
First Midwest Bancorp Inc	24,824	587,832
First NBC Bank Holding Co *	5,209	20,836
First Northwest Bancorp *	2,193	33,992
First Potomac Realty Trust REIT	16,404	168,633
Flagstar Bancorp Inc *	5,904	166,434
Flushing Financial Corp	7,725	207,571
FNB Corp	90,309	1,342,895
FNFV Group *	19,005	251,816
Forestar Group Inc *	9,248	126,235
Four Corners Property Trust Inc REIT	5,895	134,583
Franklin Financial Network Inc *	2,283	88,466
Franklin Street Properties Corp REIT	29,500	358,130
FRP Holdings Inc *	1,888	75,520
Fulton Financial Corp	48,244	861,155
GAIN Capital Holdings Inc	8,747	72,863
GAMCO Investors Inc ‘A’	1,159	34,295
Genworth Financial Inc ‘A’ *	142,207	585,893
German American Bancorp Inc	20,395	965,499
Getty Realty Corp REIT	7,517	189,955
Glacier Bancorp Inc	25,725	872,849
Gladstone Commercial Corp REIT	6,592	136,257
Global Indemnity Ltd * (Cayman)	2,372	91,298
Global Medical REIT Inc	2,430	22,064
Global Net Lease Inc REIT	19,124	460,506
Government Properties Income Trust REIT	19,316	404,284
Gramercy Property Trust REIT	34,204	899,565
Great Ajax Corp REIT	4,620	60,291
Great Southern Bancorp Inc	3,053	154,177
Great Western Bancorp Inc	16,856	714,863
Green Bancorp Inc *	5,892	104,878
Greene County Bancorp Inc	707	16,508
Greenhill & Co Inc	2,182	63,933

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Greenlight Capital Re Ltd ‘A’ *	8,372	$185,021
Guaranty Bancorp	4,934	120,143
Hallmark Financial Services Inc *	3,691	40,786
Hancock Holding Co	23,655	1,077,485
Hanmi Financial Corp	8,857	272,353
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	13,089	264,398
HarborOne Bancorp Inc *	3,961	75,219
HCI Group Inc	2,407	109,711
Healthcare Realty Trust Inc REIT	32,548	1,057,810
Heartland Financial USA Inc	6,608	330,070
Heritage Commerce Corp	7,024	99,038
Heritage Financial Corp	8,450	209,138
Heritage Insurance Holdings Inc	7,737	98,801
Heritage Oaks Bancorp	6,383	85,213
Hersha Hospitality Trust REIT	9,900	186,021
Hilltop Holdings Inc	21,397	587,776
Hingham Institution for Savings	223	39,438
Home Bancorp Inc	1,523	51,401
HomeStreet Inc *	7,062	197,383
HomeTrust Bancshares Inc *	4,890	114,915
Hope Bancorp Inc	36,370	697,213
Horace Mann Educators Corp	66,749	2,740,046
Horizon Bancorp	5,714	149,821
Hudson Pacific Properties Inc REIT	34,616	1,199,098
IBERIABANK Corp	14,235	1,125,988
Impac Mortgage Holdings Inc *	3,111	38,763
Independence Holding Co	1,710	31,806
Independence Realty Trust Inc REIT	17,285	161,960
Independent Bank Corp MA	7,360	478,400
Independent Bank Corp MI	5,510	114,057
Independent Bank Group Inc	3,203	205,953
Infinity Property & Casualty Corp	2,933	280,101
InfraREIT Inc *	11,097	199,746
International Bancshares Corp	15,223	538,894
INTL. FCStone Inc *	4,377	166,151
Invesco Mortgage Capital Inc REIT	32,141	495,614
Investment Technology Group Inc	7,996	161,919
Investors Bancorp Inc	83,974	1,207,546
Investors Real Estate Trust REIT	34,812	206,435
Investors Title Co	365	57,725
James River Group Holdings Ltd	4,081	174,912
Janus Capital Group Inc	41,410	546,612
KCG Holdings Inc ‘A’ *	11,166	199,090
Kearny Financial Corp	25,010	376,400
Kemper Corp	11,298	450,790
Kennedy-Wilson Holdings Inc	11,945	265,179
Kinsale Capital Group Inc	1,588	50,880
Kite Realty Group Trust REIT	23,401	503,121
Ladder Capital Corp REIT	12,182	175,908
Ladenburg Thalmann Financial Services Inc *	26,635	66,055
Lakeland Bancorp Inc	11,617	227,693
Lakeland Financial Corp	111,468	4,806,500
LaSalle Hotel Properties REIT	30,447	881,441
LCNB Corp	2,630	62,726
LegacyTexas Financial Group Inc	12,641	504,376
LendingClub Corp *	52,543	288,461
Lexington Realty Trust REIT	65,669	655,377
LTC Properties Inc REIT	133,726	6,405,475
Macatawa Bank Corp	6,736	66,552
Mack-Cali Realty Corp REIT	25,228	679,642
Maiden Holdings Ltd	16,670	233,380
MainSource Financial Group Inc	6,631	218,359
Manning & Napier Inc	4,687	26,716
Marlin Business Services Corp	2,387	61,465
MB Financial Inc	21,526	921,743
MBIA Inc *	37,503	317,650
MBT Financial Corp	5,488	62,289
MedEquities Realty Trust Inc REIT	3,202	35,894

	Shares	Value
Medical Properties Trust Inc REIT	55,894	$720,474
Medley Management Inc ‘A’	1,158	9,611
Mercantile Bank Corp	4,526	155,694
Merchants Bancshares Inc	1,687	82,157
Meridian Bancorp Inc	11,353	207,760
Meta Financial Group Inc	2,354	208,329
MGIC Investment Corp *	97,247	985,112
Middleburg Financial Corp	17,107	684,964
Midland States Bancorp Inc	1,165	40,064
MidWestOne Financial Group Inc	2,218	76,055
Monmouth Real Estate Investment Corp REIT	16,036	228,834
Monogram Residential Trust Inc REIT	47,824	476,805
MTGE Investment Corp REIT	13,279	222,423
MutualFirst Financial Inc	1,636	51,616
National Bankshares Inc	1,972	74,049
National Commerce Corp *	2,490	91,134
National General Holdings Corp	5,787	137,499
National Storage Affiliates Trust REIT	10,709	255,945
National Western Life Group Inc ‘A’	641	194,967
Nationstar Mortgage Holdings Inc *	5,046	79,525
NBT Bancorp Inc	12,078	447,731
Nelnet Inc ‘A’	5,737	251,625
New Residential Investment Corp REIT	84,844	1,440,651
New Senior Investment Group Inc REIT	21,879	223,166
New York Mortgage Trust Inc REIT	30,785	189,943
NewStar Financial Inc	5,765	60,994
NexPoint Residential Trust Inc REIT	5,248	126,792
Nicolet Bankshares Inc *	1,959	92,739
NMI Holdings Inc ‘A’ *	14,385	163,989
Northfield Bancorp Inc	11,006	198,328
Northrim BanCorp Inc	1,580	47,479
NorthStar Realty Europe Corp REIT	15,853	183,736
Northwest Bancshares Inc	26,693	449,510
OceanFirst Financial Corp	7,209	203,114
Ocwen Financial Corp *	28,865	157,892
OFG Bancorp	12,051	142,202
Old Line Bancshares Inc	2,056	58,555
Old National Bancorp	37,880	657,218
Old Republic International Corp	154,600	3,166,208
Old Second Bancorp Inc	8,334	93,758
OM Asset Management PLC	3,890	58,817
On Deck Capital Inc *	13,628	68,685
One Liberty Properties Inc REIT	3,422	79,938
OneBeacon Insurance Group Ltd ‘A’	5,780	92,480
Oppenheimer Holdings Inc ‘A’	2,525	43,178
Opus Bank	1,776	35,786
Orchid Island Capital Inc REIT	6,864	68,571
Oritani Financial Corp	11,022	187,374
Orrstown Financial Services Inc	2,187	48,879
Owens Realty Mortgage Inc REIT	3,099	55,162
Pacific Continental Corp	5,974	146,363
Pacific Mercantile Bancorp *	4,666	35,228
Pacific Premier Bancorp Inc *	5,239	201,963
Paragon Commercial Corp *	208	11,126
Park National Corp	3,785	398,182
Park Sterling Corp	9,894	121,795
Parkway Inc REIT	12,207	242,797
Peapack Gladstone Financial Corp	4,550	134,635
Pebblebrook Hotel Trust REIT	20,567	600,762
Penns Woods Bancorp Inc	1,356	58,918
Pennsylvania REIT	14,002	211,990
PennyMac Financial Services Inc ‘A’ *	1,725	29,411
PennyMac Mortgage Investment Trust REIT	18,767	333,114
People’s Utah Bancorp	3,828	101,251
Peoples Bancorp Inc	47,897	1,516,419
Peoples Financial Services Corp	1,994	83,349
PHH Corp *	14,514	184,763
Physicians Realty Trust REIT	20,895	415,184
Pinnacle Financial Partners Inc	11,521	765,570

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Piper Jaffray Cos	4,115	$262,743
PJT Partners Inc ‘A’	5,253	184,328
PRA Group Inc *	13,073	433,370
Preferred Apartment Communities Inc ‘A’ REIT	6,544	86,446
Preferred Bank	3,361	180,351
Premier Financial Bancorp Inc	2,855	60,041
PrivateBancorp Inc	22,191	1,317,480
Prosperity Bancshares Inc	18,879	1,316,055
Provident Bancorp Inc *	1,208	25,308
Provident Financial Holdings Inc	2,035	37,953
Provident Financial Services Inc	17,549	453,642
Pzena Investment Management Inc ‘A’	1,239	12,192
QCR Holdings Inc	3,391	143,609
Radian Group Inc	61,108	1,097,500
RAIT Financial Trust REIT	25,662	82,118
Ramco-Gershenson Properties Trust REIT	22,544	316,067
RE/MAX Holdings Inc ‘A’	5,069	301,352
Redwood Trust Inc REIT	21,843	362,812
Regional Management Corp *	2,873	55,822
Renasant Corp	12,251	486,242
Republic Bancorp Inc ‘A’	2,521	86,697
Republic First Bancorp Inc *	14,486	120,234
Resource Capital Corp REIT	9,076	88,673
Retail Opportunity Investments Corp REIT	9,157	192,572
Rexford Industrial Realty Inc REIT	11,003	247,788
RLI Corp	1,956	117,399
RLJ Lodging Trust REIT	34,831	818,877
S&T Bancorp Inc	9,629	333,163
Sabra Health Care REIT Inc	15,473	432,161
Safeguard Scientifics Inc *	5,922	75,209
Safety Insurance Group Inc	3,912	274,231
Sandy Spring Bancorp Inc	6,786	278,158
Saul Centers Inc REIT	289	17,808
Seacoast Banking Corp of Florida *	8,810	211,264
Select Income REIT	18,027	464,916
Selective Insurance Group Inc	15,977	753,316
Seritage Growth Properties ‘A’ REIT	6,889	297,260
Shore Bancshares Inc	3,368	56,279
SI Financial Group Inc	3,352	47,096
Sierra Bancorp	3,412	93,591
Silver Bay Realty Trust Corp REIT	9,097	195,313
Simmons First National Corp ‘A’	8,328	459,289
South State Corp	7,395	660,743
Southern First Bancshares Inc *	1,685	55,015
Southern Missouri Bancorp Inc	1,728	61,379
Southern National Bancorp of Virginia Inc	3,401	57,579
Southside Bancshares Inc	7,345	246,572
Southwest Bancorp Inc	5,122	133,940
State Auto Financial Corp	4,362	119,737
State Bank Financial Corp	10,092	263,603
State National Cos Inc	8,126	117,014
Sterling Bancorp	36,042	854,195
Stewart Information Services Corp	6,436	284,342
Stifel Financial Corp *	18,254	916,168
Stock Yards Bancorp Inc	5,957	242,152
Stonegate Bank	3,329	156,763
Stratus Properties Inc	1,888	51,731
Summit Financial Group Inc	2,539	54,690
Summit Hotel Properties Inc REIT	24,696	394,642
Sun Bancorp Inc	3,077	75,079
Sunstone Hotel Investors Inc REIT	167,609	2,569,446
Terreno Realty Corp REIT	9,692	271,376
Territorial Bancorp Inc	2,206	68,761
Texas Capital Bancshares Inc *	13,116	1,094,530
The Bancorp Inc *	14,356	73,216
The Bank of NT Butterfield & Son Ltd (Bermuda)	3,467	110,632
The First of Long Island Corp	51,507	1,393,264
The GEO Group Inc REIT	18,075	838,138

	Shares	Value
The Hanover Insurance Group Inc	41,600	$3,746,496
The Navigators Group Inc	6,358	345,239
The St Joe Co *	14,504	247,293
Third Point Reinsurance Ltd * (Bermuda)	17,681	213,940
Tier REIT Inc	13,616	236,374
Tiptree Inc	5,749	41,968
Tompkins Financial Corp	4,116	331,544
Towne Bank	15,808	512,179
TriCo Bancshares	5,853	207,957
Trinity Place Holdings Inc *	4,390	32,091
TriState Capital Holdings Inc *	5,880	137,298
Triumph Bancorp Inc *	4,582	118,216
TrustCo Bank Corp	180,329	1,415,583
Trustmark Corp	18,781	597,048
UMB Financial Corp	12,786	962,914
UMH Properties Inc REIT	5,487	83,457
Umpqua Holdings Corp	62,889	1,115,651
Union Bankshares Corp	12,313	433,171
Union Bankshares Inc	136	5,841
United Bankshares Inc	19,833	837,944
United Community Banks Inc	20,102	556,624
United Community Financial Corp	13,542	112,940
United Financial Bancorp Inc	13,928	236,915
United Fire Group Inc	5,927	253,498
United Insurance Holdings Corp	1,542	24,595
Universal Insurance Holdings Inc	2,589	63,431
Univest Corp of Pennsylvania	7,100	183,890
Validus Holdings Ltd	80,290	4,527,553
Valley National Bancorp	70,449	831,298
Veritex Holdings Inc *	2,174	61,133
Virtu Financial Inc ‘A’	526	8,942
Virtus Investment Partners Inc	1,413	149,637
Waddell & Reed Financial Inc ‘A’	20,444	347,548
Walker & Dunlop Inc *	7,742	322,764
Walter Investment Management Corp *	5,693	6,148
Washington Federal Inc	25,831	855,006
Washington Prime Group Inc REIT	41,384	359,627
Washington REIT	13,719	429,130
Washington Trust Bancorp Inc	26,996	1,330,903
WashingtonFirst Bankshares Inc	2,544	71,232
Waterstone Financial Inc	7,453	136,017
Webster Financial Corp	25,925	1,297,287
WesBanco Inc	11,417	435,102
West Bancorporation Inc	4,634	106,350
Westamerica Bancorporation	7,009	391,312
Western Asset Mortgage Capital Corp REIT	12,184	119,038
Western New England Bancorp Inc	6,095	63,998
Whitestone REIT	8,271	114,471
Wintrust Financial Corp	14,669	1,013,921
World Acceptance Corp *	1,801	93,256
WSFS Financial Corp	8,104	372,379
Xenia Hotels & Resorts Inc REIT	29,496	503,497
Xenith Bankshares Inc *	1,802	45,717

		183,176,472

Industrial - 20.5%

AAR Corp	240,072	8,073,621
Actuant Corp ‘A’	8,875	233,856
Advanced Disposal Services Inc *	2,196	49,630
Advanced Energy Industries Inc *	548	37,571
Aegion Corp *	10,067	230,635
Aerojet Rocketdyne Holdings Inc *	8,124	176,291
Aerovironment Inc *	5,042	141,327
Air Transport Services Group Inc *	12,065	193,643
Alamo Group Inc	2,024	154,209
Albany International Corp ‘A’	6,824	314,245
Altra Industrial Motion Corp	1,279	49,817
American Railcar Industries Inc	2,114	86,885
American Superconductor Corp *	3,617	24,813
Ampco-Pittsburgh Corp	2,646	37,176

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Applied Industrial Technologies Inc	5,828	$360,462
Applied Optoelectronics Inc *	5,098	286,253
AptarGroup Inc	14,730	1,134,063
AquaVenture Holdings Ltd *	1,137	19,409
ArcBest Corp	6,703	174,278
Ardmore Shipping Corp (Ireland)	8,195	65,970
Argan Inc	4,000	264,600
Armstrong Flooring Inc *	95,871	1,765,944
Astec Industries Inc	45,477	2,796,608
Atkore International Group Inc *	1,575	41,391
Atlas Air Worldwide Holdings Inc *	7,017	389,093
AVX Corp	12,411	203,292
Babcock & Wilcox Enterprises Inc *	13,297	124,194
Barnes Group Inc	14,231	730,620
Bel Fuse Inc ‘B’	2,773	70,850
Benchmark Electronics Inc *	14,216	452,069
Boise Cascade Co *	1,699	45,363
Brady Corp ‘A’	3,196	123,525
Briggs & Stratton Corp	11,972	268,771
Carlisle Cos Inc	31,100	3,309,351
Casella Waste Systems Inc ‘A’ *	11,269	159,006
CECO Environmental Corp	8,578	90,155
Celadon Group Inc	7,771	50,900
Chart Industries Inc *	8,581	299,820
CIRCOR International Inc	4,604	273,662
Columbus McKinnon Corp	5,645	140,109
Control4 Corp *	5,965	94,187
Costamare Inc (Monaco)	8,299	55,271
Covenant Transportation Group Inc ‘A’ *	3,475	65,330
CTS Corp	8,784	187,099
Cubic Corp	58,863	3,107,966
Curtiss-Wright Corp	3,450	314,847
DHT Holdings Inc	24,850	111,080
Dorian LPG Ltd *	7,124	75,016
Ducommun Inc *	2,789	80,295
DXP Enterprises Inc *	4,296	162,690
Echo Global Logistics Inc *	1,240	26,474
Electro Scientific Industries Inc *	8,361	58,276
EMCOR Group Inc	62,528	3,936,138
Encore Wire Corp	8,950	411,700
EnerSys	52,879	4,174,268
ESCO Technologies Inc	7,276	422,736
Esterline Technologies Corp *	37,985	3,268,609
FARO Technologies Inc *	3,552	126,984
Federal Signal Corp	58,495	807,816
Forterra Inc *	728	14,196
Franklin Electric Co Inc	20,659	889,370
FreightCar America Inc	3,352	42,001
Frontline Ltd (Norway)	20,128	135,663
GasLog Ltd (Monaco)	11,835	181,667
GATX Corp	11,662	710,916
Gencor Industries Inc *	2,337	34,938
Gener8 Maritime Inc *	11,009	62,421
General Cable Corp	1,178	21,145
Gentex Corp	92,500	1,973,025
Gerresheimer AG (Germany)	75,000	5,937,458
Gibraltar Industries Inc *	76,105	3,135,526
Global Brass & Copper Holdings Inc	626	21,534
Golar LNG Ltd (NOTC) (Bermuda)	27,397	765,198
GoPro Inc ‘A’ *	28,100	244,470
Graham Corp	2,878	66,194
Granite Construction Inc	45,729	2,295,139
Greif Inc ‘A’	7,282	401,165
Greif Inc ‘B’	1,684	109,965
Griffon Corp	66,269	1,633,531
Handy & Harman Ltd *	917	24,942
Hardinge Inc	3,599	40,453
Harsco Corp *	22,642	288,685
Haynes International Inc	3,291	125,453
Heritage-Crystal Clean Inc *	1,564	21,427

	Shares	Value
Hill International Inc *	4,807	$19,949
Hillenbrand Inc	15,900	570,015
Hornbeck Offshore Services Inc *	10,008	44,335
Hub Group Inc ‘A’ *	777	36,053
Hurco Cos Inc	1,821	56,633
Hyster-Yale Materials Handling Inc	1,610	90,788
Ichor Holdings Ltd *	1,333	26,433
IES Holdings Inc *	298	5,394
II-VI Inc *	12,143	437,755
Insteel Industries Inc	28,600	1,033,604
International Seaways Inc *	4,645	88,812
JELD-WEN Holding Inc *	834	27,397
Joy Global Inc	28,174	795,915
Kadant Inc	2,555	151,639
Kaman Corp	6,937	333,878
KapStone Paper & Packaging Corp	23,043	532,293
Kennametal Inc	95,718	3,755,017
Kimball Electronics Inc *	7,590	128,651
KLX Inc *	15,031	671,886
Knight Transportation Inc	1,513	47,433
Knowles Corp *	25,323	479,871
Kratos Defense & Security Solutions Inc *	18,311	142,460
Lawson Products Inc *	519	11,652
Layne Christensen Co *	4,801	42,441
Lindsay Corp	12,594	1,109,783
Louisiana-Pacific Corp *	2,805	69,620
LSB Industries Inc *	5,415	50,793
LSI Industries Inc	6,018	60,722
Marten Transport Ltd	6,203	145,460
Matson Inc	6,940	220,414
Methode Electronics Inc	982	44,779
Milacron Holdings Corp *	695	12,934
Moog Inc ‘A’ *	8,250	555,637
MSA Safety Inc	26,847	1,897,814
Mueller Industries Inc	101,168	3,462,981
Mueller Water Products Inc ‘A’	384,700	4,547,154
MYR Group Inc *	4,357	178,637
National Presto Industries Inc	1,262	128,976
Navios Maritime Acquisition Corp	21,517	37,009
NL Industries Inc *	2,221	14,325
NN Inc	7,614	191,873
Nordic American Tankers Ltd	28,653	234,382
Novanta Inc *	6,600	175,230
NV5 Global Inc *	617	23,199
NVE Corp	703	58,201
Olympic Steel Inc	2,696	50,038
Orion Group Holdings Inc *	7,212	53,874
OSI Systems Inc *	4,945	360,936
Overseas Shipholding Group Inc ‘A’	10,622	41,001
PAM Transportation Services Inc *	736	11,989
Park Electrochemical Corp	5,659	101,070
Park-Ohio Holdings Corp	2,519	90,558
Plexus Corp *	9,267	535,633
Powell Industries Inc	2,497	85,997
Power Solutions International Inc *	450	4,541
Quanex Building Products Corp	8,816	178,524
Radiant Logistics Inc *	4,700	23,500
Raven Industries Inc	3,875	112,569
Regal Beloit Corp	14,100	1,066,665
Rexnord Corp *	5,526	127,540
Roadrunner Transportation Systems Inc *	9,081	62,386
Rogers Corp *	15,922	1,367,222
Saia Inc *	82,027	3,633,796
Sanmina Corp *	20,835	845,901
Scorpio Bulkers Inc *	15,877	146,068
Scorpio Tankers Inc (Monaco)	44,287	196,634
Ship Finance International Ltd (Norway)	16,638	244,579
Simpson Manufacturing Co Inc	112,102	4,830,475
Sparton Corp *	2,514	52,769
SPX Corp *	11,722	284,259

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
SPX FLOW Inc *	10,026	$348,002
Standex International Corp	891	89,234
Sun Hydraulics Corp	749	27,046
SYNNEX Corp	8,212	919,251
Tech Data Corp *	9,941	933,460
Teekay Corp (Bermuda)	14,147	129,445
Teekay Tankers Ltd ‘A’ (Bermuda)	34,456	70,635
Teledyne Technologies Inc *	6,977	882,311
Tennant Co	274	19,906
Tetra Tech Inc	13,820	564,547
The Gorman-Rupp Co	625	19,625
The Greenbrier Cos Inc	7,747	333,896
The Manitowoc Co Inc *	205,180	1,169,526
Tidewater Inc *	13,615	15,657
TimkenSteel Corp *	10,926	206,611
TopBuild Corp *	9,418	442,646
TRC Cos Inc *	4,818	84,074
Tredegar Corp	6,806	119,445
TriMas Corp *	12,547	260,350
Triumph Group Inc	14,123	363,667
TTM Technologies Inc *	20,412	329,246
Tutor Perini Corp *	8,952	284,674
UFP Technologies Inc *	2,008	52,007
Universal Forest Products Inc	29,358	2,892,937
Universal Logistics Holdings Inc	991	14,221
USA Truck Inc *	2,030	14,921
Vicor Corp *	370	5,957
Vishay Intertechnology Inc	38,905	639,987
Vishay Precision Group Inc *	3,565	56,327
VSE Corp	2,491	101,633
Watts Water Technologies Inc ‘A’	12,672	790,099
Werner Enterprises Inc	12,512	327,814
Willis Lease Finance Corp *	1,171	26,172
XPO Logistics Inc *	27,866	1,334,503
YRC Worldwide Inc *	7,325	80,648
ZAGG Inc *	5,565	40,068
Zebra Technologies Corp ‘A’ *	22,200	2,025,750

		113,381,790

Technology - 6.0%

Actua Corp *	10,211	143,465
Acxiom Corp *	11,540	328,544
Advanced Micro Devices Inc *	111,121	1,616,811
Agilysys Inc *	4,144	39,161
Alpha & Omega Semiconductor Ltd *	5,364	92,207
Ambarella Inc *	5,461	298,771
Amkor Technology Inc *	26,793	310,531
Apptio Inc ‘A’ *	576	6,756
Avid Technology Inc *	3,124	14,558
Axcelis Technologies Inc *	7,868	147,918
Bazaarvoice Inc *	22,142	95,211
Blackline Inc *	817	24,314
Bottomline Technologies de Inc *	1,643	38,857
Brooks Automation Inc	19,434	435,322
Cabot Microelectronics Corp	5,771	442,116
CACI International Inc ‘A’ *	6,938	813,827
Cavium Inc *	2,416	173,131
Cogint Inc *	4,837	22,492
Cohu Inc	163,489	3,018,007
Convergys Corp	12,691	268,415
Cotiviti Holdings Inc *	990	41,214
Coupa Software Inc *	703	17,856
Diebold Nixdorf Inc	13,069	401,218
Digi International Inc *	7,323	87,144
Digimarc Corp *	196	5,292
Diodes Inc *	10,581	254,473
DMC Global Inc	3,941	48,868
DSP Group Inc *	6,392	76,704
Eastman Kodak Co *	875	10,062
EMCORE Corp	7,185	64,665

	Shares	Value
Engility Holdings Inc *	5,222	$151,125
Entegris Inc *	14,900	348,660
Everbridge Inc *	713	14,638
Evolent Health Inc ‘A’ *	4,482	99,949
Exar Corp *	9,906	128,877
FormFactor Inc *	8,330	98,710
GigPeak Inc *	14,589	44,934
Glu Mobile Inc *	28,960	65,739
Immersion Corp *	5,040	43,646
Impinj Inc *	691	20,917
InnerWorkings Inc *	1,130	11,255
Insight Enterprises Inc *	10,361	425,733
InvenSense Inc *	23,241	293,534
IXYS Corp	6,974	101,472
Kopin Corp *	17,829	73,099
Kulicke & Soffa Industries Inc * (Singapore)	125,400	2,548,128
ManTech International Corp ‘A’	7,154	247,743
Maxwell Technologies Inc *	6,632	38,532
Mercury Systems Inc *	12,113	473,013
MicroStrategy Inc ‘A’ *	1,297	243,577
MKS Instruments Inc	102,510	7,047,562
MTS Systems Corp	437	24,057
Nanometrics Inc *	1,441	43,893
NantHealth Inc *	522	2,589
NCI Inc ‘A’ *	1,977	29,754
NetScout Systems Inc *	133,397	5,062,416
NeuStar Inc ‘A’ *	1,570	52,045
Park City Group Inc *	256	3,162
PDF Solutions Inc *	446	10,089
pdvWireless Inc *	2,835	61,945
Photronics Inc *	218,875	2,341,962
Progress Software Corp	12,021	349,210
QAD Inc ‘A’	2,772	77,200
Radisys Corp *	243	972
Rambus Inc *	22,719	298,528
Rosetta Stone Inc *	1,295	12,626
Rudolph Technologies Inc *	8,669	194,186
SecureWorks Corp ‘A’ *	1,278	12,141
Sigma Designs Inc *	10,156	63,475
Silver Spring Networks Inc *	662	7,474
Stratasys Ltd *	7,103	145,540
Super Micro Computer Inc *	8,429	213,675
Sykes Enterprises Inc *	10,989	323,077
Tabula Rasa HealthCare Inc *	444	5,985
The ExOne Co *	2,471	25,179
The KeyW Holding Corp *	11,943	112,742
Ultra Clean Holdings Inc *	9,267	156,334
Ultratech Inc *	5,615	166,316
Unisys Corp *	4,790	66,820
USA Technologies Inc *	1,856	7,888
Veeco Instruments Inc *	11,440	341,484
Verint Systems Inc *	17,623	764,398
Vocera Communications Inc *	2,345	58,226
Xcerra Corp *	14,292	127,056
Xperi Corp	4,567	155,050

		33,176,247

Utilities - 5.5%

ALLETE Inc	14,115	955,727
Ameresco Inc ‘A’ *	6,711	43,957
American States Water Co	3,577	158,461
Artesian Resources Corp ‘A’	2,177	70,883
Atlantic Power Corp *	31,229	82,757
Atlantica Yield PLC (Spain)	16,803	352,191
Avista Corp	18,037	704,345
Black Hills Corp	14,687	976,245
California Water Service Group	5,425	194,486
Chesapeake Utilities Corp	3,743	259,016
Connecticut Water Service Inc	17,635	937,300
Consolidated Water Co Ltd (Cayman)	2,973	34,635

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Delta Natural Gas Co Inc	1,910	$57,969
Dynegy Inc *	33,611	264,182
El Paso Electric Co	11,404	575,902
EnerNOC Inc *	1,161	6,966
Genie Energy Ltd ‘B’	3,873	28,041
IDACORP Inc	91,414	7,583,705
MGE Energy Inc	5,355	348,075
Middlesex Water Co	744	27,491
New Jersey Resources Corp	22,413	887,555
Northwest Natural Gas Co	7,723	456,429
NorthWestern Corp	13,835	812,115
NRG Yield Inc ‘A’	10,206	177,482
NRG Yield Inc ‘C’	17,882	316,511
ONE Gas Inc	14,833	1,002,711
Ormat Technologies Inc	5,962	340,311
Otter Tail Corp	10,658	403,938
PNM Resources Inc	22,728	840,936
Portland General Electric Co	25,539	1,134,442
SJW Group	4,488	216,411
South Jersey Industries Inc	22,600	805,690
Southwest Gas Holdings Inc	11,997	994,671
Spire Inc	108,701	7,337,318
The York Water Co	462	16,193
Unitil Corp	3,861	173,861
WGL Holdings Inc	13,649	1,126,452

		30,705,360

Total Common Stocks (Cost $433,718,807)		539,935,752

	Principal Amount
CORPORATE BONDS & NOTES - 0.5%

Energy - 0.4%

Unit Corp 6.625% due 05/15/21	$2,268,000	2,245,320

Industrial - 0.1%

Mueller Industries Inc 6.000% due 03/01/27	482,000	480,795

Total Corporate Bonds & Notes (Cost $2,615,456)		2,726,115

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.1%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $5,600,123; collateralized by U.S. Treasury Notes: 1.125% - 1.250% due 02/28/21 - 03/31/21 and value $5,714,259)	$5,600,081	$5,600,081

U.S. Government Agency Issues - 1.1%

Federal Home Loan Bank
0.304% due 04/03/17	3,910,000	3,910,000
0.456% due 04/03/17	2,085,000	2,085,000

		5,995,000

Total Short-Term Investments (Cost $11,594,964)		11,595,081

TOTAL INVESTMENTS - 100.1% (Cost $447,929,227)		554,256,948

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(984,021)

NET ASSETS - 100.0%		$553,272,927

Notes to Schedule of Investments

(a)	As of March 31, 2017, $176,800 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (06/17)	56	$25,944

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$31,555,105	$31,555,105	$-	$-
	Communications	14,717,310	14,717,310	-	-
	Consumer, Cyclical	47,111,436	47,111,436	-	-
	Consumer, Non-Cyclical	56,224,635	55,338,006	886,629	-
	Diversified	54,806	54,806	-	-
	Energy	29,832,591	26,603,496	3,229,095	-
	Financial	183,176,472	183,176,472	-	-
	Industrial	113,381,790	107,444,332	5,937,458	-
	Technology	33,176,247	33,176,247	-	-
	Utilities	30,705,360	30,705,360	-	-

	Total Common Stocks	539,935,752	529,882,570	10,053,182	-

	Corporate Bonds & Notes	2,726,115	-	2,726,115	-
	Short-Term Investments	11,595,081	-	11,595,081	-
	Derivatives:
	Equity Contracts
	Futures	25,944	25,944	-	-

	Total	$554,282,892	$529,908,514	$24,374,378	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Basic Materials - 4.1%

Kaiser Aluminum Corp	17,996	$1,437,880
PolyOne Corp	57,928	1,974,766
The Chemours Co	68,759	2,647,221
US Silica Holdings Inc	27,182	1,304,464

		7,364,331

Communications - 8.9%

Ciena Corp *	95,513	2,255,062
LogMeIn Inc	38,030	3,707,925
NETGEAR Inc *	36,156	1,791,530
Shutterfly Inc *	44,482	2,148,036
Sinclair Broadcast Group Inc ‘A’	62,317	2,523,838
TiVo Corp	107,955	2,024,156
Web.com Group Inc *	69,519	1,341,717

		15,792,264

Consumer, Cyclical - 16.6%

AMC Entertainment Holdings Inc ‘A’	62,387	1,962,071
American Eagle Outfitters Inc	111,468	1,563,896
American Woodmark Corp *	25,451	2,336,402
Beacon Roofing Supply Inc *	40,515	1,991,717
Bloomin’ Brands Inc	111,511	2,200,112
Chico’s FAS Inc	105,307	1,495,359
iRobot Corp *	19,226	1,271,608
Lithia Motors Inc ‘A’	23,906	2,047,549
Sonic Corp	83,902	2,127,755
Steven Madden Ltd *	40,293	1,553,295
Texas Roadhouse Inc	40,667	1,810,902
The Cheesecake Factory Inc	28,765	1,822,550
The Children’s Place Inc	16,566	1,988,748
Universal Electronics Inc *	26,528	1,817,168
Wabash National Corp	99,050	2,049,345
Wolverine World Wide Inc	61,330	1,531,410

		29,569,887

Consumer, Non-Cyclical - 29.0%

Aclaris Therapeutics Inc *	43,879	1,308,472
Acorda Therapeutics Inc *	41,814	878,094
AMAG Pharmaceuticals Inc *	34,550	779,103
Amedisys Inc *	38,411	1,962,418
Amphastar Pharmaceuticals Inc *	60,246	873,567
Cardtronics PLC ‘A’ *	54,314	2,539,179
Deluxe Corp	48,797	3,521,679
Endologix Inc *	127,081	920,066
FibroGen Inc *	40,652	1,002,072
HealthSouth Corp	39,310	1,682,861
Horizon Pharma PLC *	130,346	1,926,514
ICU Medical Inc *	11,064	1,689,473
Insperity Inc	30,522	2,705,775
Ironwood Pharmaceuticals Inc *	98,353	1,677,902
J&J Snack Foods Corp	13,753	1,864,357
LHC Group Inc *	29,574	1,594,039
Masimo Corp *	26,487	2,470,178
Merit Medical Systems Inc *	43,088	1,245,243
Molina Healthcare Inc *	42,402	1,933,531
Nektar Therapeutics *	138,918	3,260,405
Neurocrine Biosciences Inc *	32,957	1,427,038
NuVasive Inc *	34,667	2,588,932
Otonomy Inc *	69,142	846,990
PAREXEL International Corp *	30,712	1,938,234
Puma Biotechnology Inc *	19,448	723,466
Revance Therapeutics Inc *	46,514	967,491
Supernus Pharmaceuticals Inc *	87,654	2,743,570
TrueBlue Inc *	57,870	1,582,745
Ultragenyx Pharmaceutical Inc *	23,639	1,602,251
USANA Health Sciences Inc *	23,673	1,363,565

		51,619,210

	Shares	Value
Energy - 0.6%

Sanchez Energy Corp *	100,666	$960,354

Financial - 6.1%

BofI Holding Inc *	52,645	1,375,614
Capital Bank Financial Corp ‘A’	40,150	1,742,510
DuPont Fabros Technology Inc REIT	42,261	2,095,723
Eagle Bancorp Inc *	23,640	1,411,308
Moelis & Co ‘A’	33,669	1,296,257
PS Business Parks Inc REIT	15,219	1,746,532
Texas Capital Bancshares Inc *	14,936	1,246,409

		10,914,353

Industrial - 11.2%

Aerojet Rocketdyne Holdings Inc *	88,258	1,915,199
Forward Air Corp	28,923	1,375,867
Generac Holdings Inc *	55,176	2,056,961
Littelfuse Inc	14,506	2,319,654
Lydall Inc *	28,117	1,507,071
Masonite International Corp *	29,138	2,309,187
MasTec Inc *	38,755	1,552,138
Saia Inc *	44,322	1,963,465
Tennant Co	20,952	1,522,163
Tetra Tech Inc	31,166	1,273,131
US Concrete Inc *	32,237	2,080,898

		19,875,734

Technology - 21.7%

Acxiom Corp *	82,158	2,339,038
Aspen Technology Inc *	47,661	2,808,186
Barracuda Networks Inc *	76,896	1,777,067
CommVault Systems Inc *	44,035	2,236,978
Diebold Nixdorf Inc	64,195	1,970,787
Integrated Device Technology Inc *	84,972	2,011,287
j2 Global Inc	40,843	3,427,136
Microsemi Corp *	59,707	3,076,702
MicroStrategy Inc ‘A’ *	10,152	1,906,546
Power Integrations Inc	26,952	1,772,094
RealPage Inc *	84,482	2,948,422
Silicon Laboratories Inc *	30,350	2,232,242
Silver Spring Networks Inc *	140,197	1,582,824
Synchronoss Technologies Inc *	70,081	1,709,976
Take-Two Interactive Software Inc *	75,904	4,498,830
Xperi Corp	66,890	2,270,915

		38,569,030

Total Common Stocks (Cost $152,738,798)		174,665,163

	Principal Amount

SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

State Street Bank & Trust Co 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $3,524,227; collateralized by U.S. Treasury Notes: 2.000% due 08/31/21 and value $3,596,300)	$3,524,201	3,524,201

Total Short-Term Investment (Cost $3,524,201)		3,524,201

TOTAL INVESTMENTS - 100.2% (Cost $156,262,999)		178,189,364

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(275,653)

NET ASSETS - 100.0%		$177,913,711

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$174,665,163	$174,665,163	$-	$-
	Short-Term Investment	3,524,201	-	3,524,201	-

	Total	$178,189,364	$174,665,163	$3,524,201	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * +	66,197	$151,591

Total Rights (Cost $73,479)		151,591

COMMON STOCKS - 97.3%

Basic Materials - 4.2%

A Schulman Inc	16,935	532,606
Aceto Corp	18,003	284,627
AgroFresh Solutions Inc *	13,026	56,924
AK Steel Holding Corp *	183,912	1,322,327
Allegheny Technologies Inc	65,017	1,167,705
American Vanguard Corp	17,988	298,601
Balchem Corp	18,515	1,526,006
Calgon Carbon Corp	31,101	454,075
Carpenter Technology Corp	27,721	1,033,993
Century Aluminum Co *	31,236	396,385
Chemtura Corp *	38,358	1,281,157
Clearwater Paper Corp *	10,152	568,512
Cliffs Natural Resources Inc *	166,868	1,369,986
Codexis Inc *	20,325	97,560
Coeur Mining Inc *	105,009	848,473
Commercial Metals Co	67,893	1,298,793
CSW Industrials Inc *	9,022	331,107
Deltic Timber Corp	6,320	493,718
Fairmount Santrol Holdings Inc *	54,401	398,759
Ferro Corp *	49,897	757,935
Ferroglobe PLC	36,637	378,460
Ferroglobe Representation & Warranty Insurance Trust * +	42,979	-
GCP Applied Technologies Inc *	41,602	1,358,305
Gold Resource Corp	31,430	142,064
Hawkins Inc	5,591	273,959
HB Fuller Co	29,316	1,511,533
Hecla Mining Co	223,938	1,184,632
Ingevity Corp *	25,154	1,530,621
Innophos Holdings Inc	11,437	617,255
Innospec Inc	13,694	886,687
Kaiser Aluminum Corp	10,506	839,429
KMG Chemicals Inc	3,160	145,581
Koppers Holdings Inc *	11,800	499,730
Kraton Corp *	18,137	560,796
Kronos Worldwide Inc	13,358	219,472
Landec Corp *	16,700	200,400
Materion Corp	11,545	387,335
Minerals Technologies Inc	20,568	1,575,509
Neenah Paper Inc	9,948	743,116
Oil-Dri Corp of America	3,006	112,034
Olin Corp	98,894	3,250,646
OMNOVA Solutions Inc *	25,097	248,460
Orchids Paper Products Co	5,653	135,672
PH Glatfelter Co	25,931	563,740
PolyOne Corp	49,556	1,689,364
Quaker Chemical Corp	7,585	998,641
Rayonier Advanced Materials Inc	27,199	365,827
Ryerson Holding Corp *	7,501	94,513
Schnitzer Steel Industries Inc ‘A’	16,482	340,353
Schweitzer-Mauduit International Inc	18,096	749,536
Sensient Technologies Corp	26,494	2,099,915
Smart Sand Inc *	6,006	97,598
Stepan Co	11,359	895,203
Stillwater Mining Co *	74,146	1,280,501
The Chemours Co	108,169	4,164,507
Tronox Ltd ‘A’	39,683	732,151

	Shares	Value
United States Lime & Minerals Inc	1,397	$110,335
Univar Inc *	25,848	792,500
US Silica Holdings Inc	44,500	2,135,555
Valhi Inc	15,586	51,122

		48,482,306

Communications - 6.1%

1-800-Flowers.com Inc ‘A’ *	15,443	157,519
8x8 Inc *	53,399	814,335
A10 Networks Inc *	27,817	254,526
Acacia Communications Inc *	3,320	194,618
ADTRAN Inc	29,161	605,091
Aerohive Networks Inc *	15,161	63,828
Angie’s List Inc *	27,080	154,356
ATN International Inc	6,395	450,336
Autobytel Inc *	5,178	64,880
Bankrate Inc *	26,121	252,068
Black Box Corp	9,430	84,398
Blucora Inc *	22,488	389,042
Boingo Wireless Inc *	22,489	292,132
CalAmp Corp *	22,490	377,607
Calix Inc *	25,773	186,854
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	45,565	141,251
ChannelAdvisor Corp *	14,594	162,723
Chegg Inc *	50,286	424,414
Ciena Corp *	81,595	1,926,458
Cincinnati Bell Inc *	26,334	466,112
Clearfield Inc *	6,864	112,913
Cogent Communications Holdings Inc	22,946	987,825
Comtech Telecommunications Corp	12,992	191,502
Consolidated Communications Holdings Inc	29,921	700,750
Corindus Vascular Robotics Inc *	29,855	39,110
Daily Journal Corp *	771	165,218
DHI Group Inc *	31,399	124,026
DigitalGlobe Inc *	37,191	1,218,005
Endurance International Group Holdings Inc *	36,464	286,242
Entercom Communications Corp ‘A’	15,657	223,895
Entravision Communications Corp ‘A’	39,140	242,668
ePlus Inc *	3,633	490,637
Etsy Inc *	60,235	640,298
Extreme Networks Inc *	61,624	462,796
FairPoint Communications Inc *	13,267	220,232
Finisar Corp *	63,959	1,748,639
FTD Cos Inc *	8,414	169,458
Gannett Co Inc	65,749	550,977
General Communication Inc ‘A’ *	13,928	289,702
Gigamon Inc *	19,673	699,375
Global Eagle Entertainment Inc *	28,684	91,502
Global Sources Ltd * (Hong Kong)	4,591	37,876
Globalstar Inc *	236,179	377,886
Gogo Inc *	34,913	384,043
Gray Television Inc *	39,107	567,051
GrubHub Inc *	47,847	1,573,688
GTT Communications Inc *	14,869	362,060
Harmonic Inc *	47,372	281,863
Hawaiian Telcom Holdco Inc *	4,259	97,574
HC2 Holdings Inc *	20,970	130,014
HealthStream Inc *	13,964	338,348
Hemisphere Media Group Inc *	4,858	57,082
Houghton Mifflin Harcourt Co *	73,219	743,173
IDT Corp ‘B’	10,364	131,830
Imperva Inc *	16,698	685,453
Infinera Corp *	83,183	850,962
Intelsat SA *	19,697	81,743
InterDigital Inc	20,688	1,785,374
Iridium Communications Inc *	51,430	496,299
Ixia *	37,449	735,873
KVH Industries Inc *	10,609	89,116

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Lands’ End Inc *	7,293	$156,435
Liberty Media Corp-Liberty Braves ‘A’ *	5,671	135,764
Liberty Media Corp-Liberty Braves ‘C’ *	19,784	467,892
Liberty Media Corp-Liberty Formula One ‘A’ *	13,262	433,667
Liberty Media Corp-Liberty Formula One ‘C’ *	27,966	955,039
Limelight Networks Inc *	44,537	114,905
Liquidity Services Inc *	14,937	119,496
LogMeIn Inc	30,998	3,022,305
Loral Space & Communications Inc *	8,115	319,731
Lumos Networks Corp *	12,524	221,675
Marchex Inc ‘B’ *	21,072	57,316
MDC Partners Inc ‘A’	32,585	306,299
MeetMe Inc *	25,718	151,479
Meredith Corp	21,204	1,369,778
MSG Networks Inc ‘A’ *	35,257	823,251
NeoPhotonics Corp *	19,521	175,884
NETGEAR Inc *	18,976	940,261
New Media Investment Group Inc	25,118	356,927
Nexstar Media Group Inc	25,783	1,808,677
NIC Inc	37,464	756,773
NII Holdings Inc *	34,073	44,295
Numerex Corp ‘A’ *	7,751	36,972
Oclaro Inc *	62,932	617,992
ORBCOMM Inc *	40,873	390,337
Overstock.com Inc *	7,382	126,970
Perficient Inc *	21,896	380,115
Plantronics Inc	20,088	1,086,962
Preformed Line Products Co	1,811	94,444
Proofpoint Inc *	24,199	1,799,438
Q2 Holdings Inc *	14,761	514,421
Quantenna Communications Inc *	1,576	32,828
QuinStreet Inc *	23,923	93,300
Quotient Technology Inc *	36,568	349,224
Radio One Inc ‘D’ *	14,015	46,250
Rapid7 Inc *	12,361	185,168
RealNetworks Inc *	14,896	72,097
Reis Inc	5,547	99,291
RetailMeNot Inc *	24,147	195,591
Rightside Group Ltd *	6,545	64,926
RigNet Inc *	7,607	163,170
RingCentral Inc ‘A’ *	35,225	996,867
Saga Communications Inc ‘A’	2,200	112,310
Salem Media Group Inc	6,332	47,173
Scholastic Corp	16,298	693,806
Shenandoah Telecommunications Co	26,149	733,479
ShoreTel Inc *	40,028	246,172
Shutterfly Inc *	20,731	1,001,100
Shutterstock Inc *	11,816	488,592
Silicom Ltd (Israel)	3,453	171,511
Sinclair Broadcast Group Inc ‘A’	42,387	1,716,673
Sonus Networks Inc *	30,555	201,357
Spok Holdings Inc	12,961	246,259
Stamps.com Inc *	9,802	1,160,067
Straight Path Communications Inc ‘B’ *	5,768	207,475
TechTarget Inc *	12,272	110,816
Telenav Inc *	17,847	154,377
The EW Scripps Co ‘A’ *	34,522	809,196
The New York Times Co ‘A’	73,101	1,052,654
The Rubicon Project Inc *	23,654	139,322
The Trade Desk Inc ‘A’ *	3,859	143,748
Time Inc	61,712	1,194,127
TiVo Corp	68,421	1,282,894
Townsquare Media Inc ‘A’ *	5,858	71,350
tronc Inc *	16,375	227,940
TrueCar Inc *	31,363	485,186
Ubiquiti Networks Inc *	15,837	795,968
VASCO Data Security International Inc *	19,387	261,724
ViaSat Inc *	30,813	1,966,486

	Shares	Value
Viavi Solutions Inc *	141,720	$1,519,238
VirnetX Holding Corp *	30,274	69,630
Vonage Holdings Corp *	113,252	715,753
Wayfair Inc ‘A’ *	18,763	759,714
Web.com Group Inc *	24,964	481,805
WebMD Health Corp *	21,956	1,156,642
West Corp	26,507	647,301
Windstream Holdings Inc	107,835	587,701
World Wrestling Entertainment Inc ‘A’	19,362	430,224
XO Group Inc *	16,305	280,609
Zendesk Inc *	49,045	1,375,222
Zix Corp *	35,970	173,016

		70,928,455

Consumer, Cyclical - 11.0%

Abercrombie & Fitch Co ‘A’	38,272	456,585
Acushnet Holdings Corp *	10,426	180,161
AdvancePierre Foods Holdings Inc	13,585	423,444
Allegiant Travel Co	7,678	1,230,399
AMC Entertainment Holdings Inc ‘A’	32,596	1,025,144
America’s Car-Mart Inc *	3,210	117,005
American Axle & Manufacturing Holdings Inc *	46,646	876,012
American Eagle Outfitters Inc	100,702	1,412,849
American Woodmark Corp *	8,289	760,930
Anixter International Inc *	17,021	1,349,765
Asbury Automotive Group Inc *	12,026	722,763
Ascena Retail Group Inc *	101,264	431,385
At Home Group Inc *	2,189	33,185
AV Homes Inc *	7,882	129,659
Barnes & Noble Education Inc *	25,046	240,191
Barnes & Noble Inc	39,671	366,957
Bassett Furniture Industries Inc	6,605	177,674
Beacon Roofing Supply Inc *	35,206	1,730,727
Beazer Homes USA Inc *	20,869	253,141
Belmond Ltd ‘A’ * (United Kingdom)	49,962	604,540
Big 5 Sporting Goods Corp	11,257	169,981
Big Lots Inc	26,619	1,295,813
Biglari Holdings Inc *	588	254,004
BJ’s Restaurants Inc *	10,508	424,523
Bloomin’ Brands Inc	62,449	1,232,119
Blue Bird Corp *	4,271	73,248
BMC Stock Holdings Inc *	32,785	740,941
Bob Evans Farms Inc	11,497	745,810
Bojangles’ Inc *	5,195	106,498
Boot Barn Holdings Inc *	8,911	88,130
Boyd Gaming Corp *	49,746	1,094,909
Buffalo Wild Wings Inc *	10,021	1,530,708
Build-A-Bear Workshop Inc *	8,417	74,490
Caesars Acquisition Co ‘A’ *	28,184	434,034
Caesars Entertainment Corp *	34,691	331,299
Caleres Inc	25,660	677,937
Callaway Golf Co	54,151	599,452
Camping World Holdings Inc ‘A’	6,125	197,470
Carrols Restaurant Group Inc *	21,790	308,328
Cavco Industries Inc *	4,865	566,286
Century Casinos Inc *	12,410	93,820
Century Communities Inc *	9,670	245,618
Chico’s FAS Inc	77,466	1,100,017
Churchill Downs Inc	8,124	1,290,497
Chuy’s Holdings Inc *	10,162	302,828
Citi Trends Inc	9,609	163,353
ClubCorp Holdings Inc	37,497	601,827
Columbia Sportswear Co	15,675	920,906
Conn’s Inc *	12,901	112,884
Cooper Tire & Rubber Co	33,117	1,468,739
Cooper-Standard Holdings Inc *	8,678	962,651
Core-Mark Holding Co Inc	27,322	852,173
Cracker Barrel Old Country Store Inc	11,453	1,823,890
Crocs Inc *	45,259	319,981

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Culp Inc	6,291	$196,279
Daktronics Inc	24,286	229,503
Dana Inc	88,603	1,710,924
Dave & Buster’s Entertainment Inc *	22,384	1,367,439
Deckers Outdoor Corp *	19,639	1,173,037
Del Frisco’s Restaurant Group Inc *	14,592	263,386
Del Taco Restaurants Inc *	14,108	187,072
Delta Apparel Inc *	4,411	77,766
Denny’s Corp *	36,172	447,448
Destination XL Group Inc *	21,826	62,204
DineEquity Inc	10,725	583,654
Dorman Products Inc *	15,503	1,273,261
Douglas Dynamics Inc	13,890	425,728
DSW Inc ‘A’	40,407	835,617
Duluth Holdings Inc ‘B’ *	5,991	127,548
El Pollo Loco Holdings Inc *	12,610	150,689
Eldorado Resorts Inc *	17,340	328,159
Empire Resorts Inc *	1,539	37,321
Eros International PLC * (India)	18,875	194,412
Escalade Inc	6,900	89,010
Essendant Inc	22,426	339,754
Ethan Allen Interiors Inc	14,678	449,881
Express Inc *	43,043	392,122
EZCORP Inc ‘A’ *	32,198	262,414
Fiesta Restaurant Group Inc *	16,612	402,010
FirstCash Inc	27,782	1,365,485
Five Below Inc *	31,546	1,366,257
Flexsteel Industries Inc	4,020	202,608
Fogo De Chao Inc *	3,389	55,071
Fossil Group Inc *	23,677	413,164
Foundation Building Materials Inc *	3,483	55,624
Fox Factory Holding Corp *	14,019	402,345
Francesca’s Holdings Corp *	23,682	363,519
Fred’s Inc ‘A’	18,159	237,883
Freshpet Inc *	15,052	165,572
G-III Apparel Group Ltd *	25,828	565,375
Gaia Inc *	5,086	50,606
Genesco Inc *	12,230	678,153
Gentherm Inc *	21,780	854,865
GMS Inc *	4,544	159,222
GNC Holdings Inc ‘A’	43,339	318,975
Golden Entertainment Inc	6,523	86,299
Green Brick Partners Inc *	13,259	131,927
Group 1 Automotive Inc	12,119	897,776
Guess? Inc	34,571	385,467
H&E Equipment Services Inc	19,341	474,241
Haverty Furniture Cos Inc	11,533	280,829
Hawaiian Holdings Inc *	31,352	1,456,300
Herman Miller Inc	34,406	1,085,509
Hibbett Sports Inc *	13,605	401,347
HNI Corp	26,582	1,225,164
Hooker Furniture Corp	7,432	230,764
Horizon Global Corp *	11,269	156,414
Hovnanian Enterprises Inc ‘A’ *	75,674	171,780
HSN Inc	17,839	661,827
Iconix Brand Group Inc *	27,266	205,040
ILG Inc	68,330	1,432,197
IMAX Corp *	34,304	1,166,336
Installed Building Products Inc *	12,379	652,992
Interface Inc	38,904	741,121
International Speedway Corp ‘A’	15,217	562,268
Intrawest Resorts Holdings Inc *	9,262	231,643
iRobot Corp *	16,308	1,078,611
Isle of Capri Casinos Inc *	15,813	416,831
J Alexander’s Holdings Inc *	8,984	90,289
Jack in the Box Inc	19,494	1,982,930
JAKKS Pacific Inc *	12,125	66,688
Jamba Inc *	8,466	76,617
Johnson Outdoors Inc ‘A’	3,262	119,063
KB Home	50,367	1,001,296

	Shares	Value
Kimball International Inc ‘B’	22,808	$376,332
Kirkland’s Inc *	9,783	121,309
Knoll Inc	28,856	687,061
Kona Grill Inc *	5,835	36,761
La Quinta Holdings Inc *	48,945	661,736
La-Z-Boy Inc	29,801	804,627
LCI Industries	14,128	1,409,974
LGI Homes Inc *	9,888	335,302
Libbey Inc	13,618	198,550
Liberty TripAdvisor Holdings Inc ‘A’ *	44,593	628,761
Lifetime Brands Inc	6,593	132,519
Lindblad Expeditions Holdings Inc *	9,216	82,575
Lithia Motors Inc ‘A’	14,303	1,225,052
Luby’s Inc *	11,381	35,395
Lumber Liquidators Holdings Inc *	16,925	355,256
M/I Homes Inc *	13,604	333,298
Malibu Boats Inc ‘A’ *	11,040	247,848
Marine Products Corp	2,766	30,066
MarineMax Inc *	15,746	340,901
Marriott Vacations Worldwide Corp	13,195	1,318,576
MCBC Holdings Inc	4,357	70,453
MDC Holdings Inc	24,300	730,215
Meritage Homes Corp *	22,071	812,213
Meritor Inc *	48,180	825,323
Metaldyne Performance Group Inc	9,440	215,704
Miller Industries Inc	6,869	180,998
Mobile Mini Inc	26,360	803,980
Modine Manufacturing Co *	29,584	360,925
Monarch Casino & Resort Inc *	6,547	193,398
Motorcar Parts of America Inc *	9,998	307,239
Movado Group Inc	9,885	246,631
NACCO Industries Inc ‘A’	2,174	151,745
Nathan’s Famous Inc *	1,843	115,464
National CineMedia Inc	35,626	449,956
Nautilus Inc *	19,377	353,630
Navistar International Corp *	29,694	731,066
Noodles & Co *	7,157	41,153
Office Depot Inc	297,813	1,389,298
Ollie’s Bargain Outlet Holdings Inc *	11,644	390,074
Oxford Industries Inc	8,559	490,088
Papa John’s International Inc	16,056	1,285,122
Party City Holdco Inc *	15,663	220,065
PC Connection Inc	6,569	195,691
Penn National Gaming Inc *	43,153	795,310
Perry Ellis International Inc *	7,587	162,969
PetMed Express Inc	12,446	250,662
PICO Holdings Inc *	14,496	202,944
Pier 1 Imports Inc	46,632	333,885
Pinnacle Entertainment Inc *	31,497	614,821
Planet Fitness Inc ‘A’	13,935	268,527
Potbelly Corp *	14,710	204,469
PriceSmart Inc	11,906	1,097,733
Reading International Inc ‘A’ *	10,215	158,741
Red Lion Hotels Corp *	7,614	53,679
Red Robin Gourmet Burgers Inc *	7,959	465,204
Red Rock Resorts Inc ‘A’	18,999	421,398
Regis Corp *	23,843	279,440
REV Group Inc *	5,583	153,923
RH *	23,223	1,074,296
Ruby Tuesday Inc *	38,559	108,351
Rush Enterprises Inc ‘A’ *	17,073	564,775
Rush Enterprises Inc ‘B’ *	3,115	97,126
Ruth’s Hospitality Group Inc	16,069	322,183
ScanSource Inc *	14,661	575,444
Scientific Games Corp ‘A’ *	30,242	715,223
Sears Holdings Corp *	6,780	77,902
Sears Hometown & Outlet Stores Inc *	5,935	23,147
SeaWorld Entertainment Inc	40,451	739,040
Select Comfort Corp *	24,891	617,048
Sequential Brands Group Inc *	24,676	95,990

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Shake Shack Inc ‘A’ *	9,896	$330,526
Shoe Carnival Inc	8,129	199,730
SiteOne Landscape Supply Inc *	7,346	355,620
SkyWest Inc	30,069	1,029,863
Sonic Automotive Inc ‘A’	17,251	345,883
Sonic Corp	25,686	651,397
Spartan Motors Inc	19,734	157,872
Speedway Motorsports Inc	7,057	132,954
Sportsman’s Warehouse Holdings Inc *	16,429	78,531
Stage Stores Inc	18,447	47,778
Standard Motor Products Inc	12,758	626,928
Steelcase Inc ‘A’	52,041	871,687
Stein Mart Inc	18,009	54,207
Steven Madden Ltd *	36,081	1,390,923
Strattec Security Corp	2,187	60,799
Superior Industries International Inc	13,621	345,292
Superior Uniform Group Inc	4,879	90,749
Supreme Industries Inc ‘A’	7,929	160,642
Systemax Inc	7,630	84,617
Tailored Brands Inc	28,456	425,133
Taylor Morrison Home Corp ‘A’ *	21,534	459,105
Tenneco Inc	30,676	1,914,796
Texas Roadhouse Inc	39,141	1,742,949
The Buckle Inc	17,552	326,467
The Cato Corp ‘A’	14,639	321,472
The Cheesecake Factory Inc	26,889	1,703,687
The Children’s Place Inc	11,054	1,327,033
The Container Store Group Inc *	11,575	48,962
The Finish Line Inc ‘A’	23,448	333,665
The Habit Restaurants Inc ‘A’ *	8,398	148,645
The Marcus Corp	11,364	364,784
The New Home Co Inc *	7,269	76,034
Tile Shop Holdings Inc	20,593	396,415
Tilly’s Inc ‘A’	5,482	49,448
Titan International Inc	26,971	278,880
Titan Machinery Inc *	10,859	166,577
Tower International Inc	11,486	311,271
TRI Pointe Group Inc *	86,898	1,089,701
Triton International Ltd (Bermuda)	23,317	601,345
Tuesday Morning Corp *	27,404	102,765
UCP Inc ‘A’ *	4,634	47,035
Unifi Inc *	9,907	281,260
UniFirst Corp	9,075	1,283,659
Unique Fabricating Inc	3,869	46,544
Universal Electronics Inc *	8,370	573,345
Vera Bradley Inc *	12,392	115,370
Veritiv Corp *	5,186	268,635
Vince Holding Corp *	13,856	21,477
Vitamin Shoppe Inc *	15,207	306,421
Wabash National Corp	34,112	705,777
Wesco Aircraft Holdings Inc *	31,314	356,980
West Marine Inc *	11,037	105,293
Weyco Group Inc	3,905	109,652
William Lyon Homes ‘A’ *	15,193	313,280
Wingstop Inc	9,829	277,964
Winmark Corp	1,402	158,426
Winnebago Industries Inc	15,404	450,567
Wolverine World Wide Inc	56,929	1,421,517
Workhorse Group Inc *	6,758	17,774
Zoe’s Kitchen Inc *	11,962	221,297
Zumiez Inc *	11,222	205,363

		126,947,936

Consumer, Non-Cyclical - 18.8%

AAC Holdings Inc *	6,373	54,362
Aaron’s Inc	38,706	1,151,116
Abaxis Inc	12,962	628,657
ABM Industries Inc	32,525	1,418,090
Accelerate Diagnostics Inc *	14,443	349,521
Acceleron Pharma Inc *	15,460	409,226

	Shares	Value
ACCO Brands Corp *	61,952	$814,669
Accuray Inc *	49,355	234,436
AcelRx Pharmaceuticals Inc *	21,385	67,363
Achillion Pharmaceuticals Inc *	72,886	306,850
Aclaris Therapeutics Inc *	6,393	190,639
Acorda Therapeutics Inc *	24,875	522,375
Adamas Pharmaceuticals Inc *	10,500	183,750
Addus HomeCare Corp *	4,285	137,120
Adeptus Health Inc ‘A’ *	9,043	16,277
Aduro Biotech Inc *	22,152	238,134
Advaxis Inc *	23,063	188,425
Adverum Biotechnologies Inc *	19,641	53,031
Aerie Pharmaceuticals Inc *	16,925	767,549
Aevi Genomic Medicine Inc *	14,293	26,585
Agenus Inc *	47,448	178,879
Agile Therapeutics Inc *	8,558	27,428
Aimmune Therapeutics Inc *	16,326	354,764
Air Methods Corp *	19,723	848,089
Akebia Therapeutics Inc *	22,400	206,080
Alarm.com Holdings Inc *	6,526	200,609
Albany Molecular Research Inc *	16,936	237,612
Alder Biopharmaceuticals Inc *	27,102	563,722
Alico Inc	2,630	69,432
Alliance One International Inc *	5,008	64,353
Almost Family Inc *	5,276	256,414
AMAG Pharmaceuticals Inc *	21,550	485,952
Amedisys Inc *	16,094	822,242
American Public Education Inc *	10,100	231,290
American Renal Associates Holdings Inc *	5,729	96,706
Amicus Therapeutics Inc *	80,344	572,853
AMN Healthcare Services Inc *	28,534	1,158,480
Amphastar Pharmaceuticals Inc *	22,505	326,323
Ampio Pharmaceuticals Inc *	26,459	21,167
Amplify Snack Brands Inc *	18,572	156,005
Analogic Corp	6,892	523,103
AnaptysBio Inc *	1,968	54,612
Anavex Life Sciences Corp *	20,600	118,244
AngioDynamics Inc *	15,884	275,587
ANI Pharmaceuticals Inc *	4,948	244,975
Anika Therapeutics Inc *	7,001	304,123
Anthera Pharmaceuticals Inc *	25,617	10,900
Applied Genetic Technologies Corp *	7,955	54,890
Aptevo Therapeutics Inc *	10,329	21,278
Aratana Therapeutics Inc *	21,087	111,761
ARC Document Solutions Inc *	25,730	88,769
Ardelyx Inc *	19,278	243,867
Arena Pharmaceuticals Inc *	150,655	219,956
Argos Therapeutics Inc *	11,256	5,087
Array BioPharma Inc *	99,166	886,544
Arrowhead Pharmaceuticals Inc *	36,834	68,143
Ascent Capital Group Inc ‘A’ *	6,618	93,512
Asterias Biotherapeutics Inc *	13,047	44,360
Atara Biotherapeutics Inc *	14,574	299,496
Athersys Inc *	45,932	78,544
AtriCure Inc *	19,761	378,423
Atrion Corp	804	376,433
Audentes Therapeutics Inc *	2,016	34,353
Avexis Inc *	3,351	254,777
Avinger Inc *	11,488	21,827
Avon Products Inc *	259,171	1,140,352
AxoGen Inc *	14,616	152,737
Axovant Sciences Ltd *	15,336	229,120
Axsome Therapeutics Inc *	6,123	23,880
B&G Foods Inc	39,295	1,581,624
B. Riley Financial Inc	5,287	79,305
Barrett Business Services Inc	4,443	242,677
Bellicum Pharmaceuticals Inc *	13,018	160,642
Bio-Path Holdings Inc *	50,064	41,408
BioCryst Pharmaceuticals Inc *	44,914	377,278
BioScrip Inc *	75,641	128,590

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
BioSpecifics Technologies Corp *	3,570	$195,636
BioTelemetry Inc *	16,748	484,855
BioTime Inc *	45,652	157,499
Bluebird Bio Inc *	24,139	2,194,235
Blueprint Medicines Corp *	13,496	539,705
Bridgepoint Education Inc *	10,643	113,561
Bright Horizons Family Solutions Inc *	25,971	1,882,638
CAI International Inc *	10,474	164,861
Cal-Maine Foods Inc	18,491	680,469
Calavo Growers Inc	8,812	534,007
Cambium Learning Group Inc *	5,350	26,215
Cambrex Corp *	19,289	1,061,859
Cantel Medical Corp	21,224	1,700,042
Capella Education Co	6,488	551,642
Capital Senior Living Corp *	18,729	263,330
Cara Therapeutics Inc *	12,990	238,886
Cardiovascular Systems Inc *	19,743	558,233
Cardtronics PLC ‘A’ *	26,651	1,245,934
Care.com Inc *	8,214	102,757
Career Education Corp *	41,939	364,869
Carriage Services Inc	9,769	264,935
Catalent Inc *	58,790	1,664,933
CBIZ Inc *	31,532	427,259
CEB Inc	19,182	1,507,705
Celldex Therapeutics Inc *	61,400	221,654
Cellular Biomedicine Group Inc *	7,539	88,960
Cempra Inc *	28,434	106,628
Central Garden & Pet Co *	5,848	216,785
Central Garden & Pet Co ‘A’ *	20,619	715,892
Cerus Corp *	63,808	283,946
Chemed Corp	9,650	1,762,958
ChemoCentryx Inc *	13,741	100,034
Chimerix Inc *	28,737	183,342
ChromaDex Corp *	18,415	49,536
Cidara Therapeutics Inc *	6,350	49,530
Cimpress NV * (Netherlands)	14,825	1,277,767
Civitas Solutions Inc *	9,735	178,637
Clearside Biomedical Inc *	5,176	41,097
Clovis Oncology Inc *	21,676	1,380,111
Coca-Cola Bottling Co Consolidated	2,905	598,488
Coherus Biosciences Inc *	20,094	424,988
Collectors Universe Inc	4,945	129,065
Collegium Pharmaceutical Inc *	9,885	99,443
Community Health Systems Inc *	63,139	560,043
Concert Pharmaceuticals Inc *	9,562	163,128
ConforMIS Inc *	22,037	115,033
CONMED Corp	16,402	728,413
Corcept Therapeutics Inc *	41,238	451,968
CorVel Corp *	6,205	269,918
Corvus Pharmaceuticals Inc *	1,893	39,318
CPI Card Group Inc	10,915	45,843
CRA International Inc	4,599	162,483
Craft Brew Alliance Inc *	7,822	104,424
Cross Country Healthcare Inc *	19,926	286,137
CryoLife Inc *	19,735	328,588
CSS Industries Inc	5,790	150,077
Curis Inc *	68,343	189,994
Cutera Inc *	6,078	125,815
Cytokinetics Inc *	21,403	275,029
CytomX Therapeutics Inc *	12,439	214,822
CytRx Corp *	40,726	18,090
Darling Ingredients Inc *	96,822	1,405,855
Dean Foods Co	55,293	1,087,060
Deluxe Corp	29,294	2,114,148
Depomed Inc *	36,788	461,689
Dermira Inc *	16,141	550,570
DeVry Education Group Inc	36,908	1,308,389
Dimension Therapeutics Inc *	7,065	12,364
Diplomat Pharmacy Inc *	25,533	407,251
Durect Corp *	71,305	74,870

	Shares	Value
Dynavax Technologies Corp *	24,471	$145,602
Eagle Pharmaceuticals Inc *	5,363	444,807
Edge Therapeutics Inc *	9,900	90,189
Editas Medicine Inc *	4,234	94,503
Egalet Corp *	12,605	64,286
Eiger BioPharmaceuticals Inc *	1,995	22,843
elf Beauty Inc *	4,241	122,141
Emergent BioSolutions Inc *	18,896	548,740
Enanta Pharmaceuticals Inc *	9,982	307,446
Endocyte Inc *	24,600	63,222
Endologix Inc *	51,229	370,898
Ennis Inc	15,920	270,640
Entellus Medical Inc *	4,152	57,298
Enzo Biochem Inc *	24,487	204,956
Epizyme Inc *	24,913	427,258
Esperion Therapeutics Inc *	8,261	291,696
EVERTEC Inc	37,847	601,767
Exact Sciences Corp *	62,757	1,482,320
Exactech Inc *	6,355	160,146
Exelixis Inc *	135,333	2,932,666
Farmer Brothers Co *	4,750	167,913
FibroGen Inc *	30,287	746,575
Five Prime Therapeutics Inc *	16,035	579,665
Flex Pharma Inc *	6,365	28,006
Flexion Therapeutics Inc *	16,329	439,413
Forrester Research Inc	6,508	258,693
Fortress Biotech Inc *	19,421	71,858
Foundation Medicine Inc *	8,429	271,835
Franklin Covey Co *	7,066	142,733
Fresh Del Monte Produce Inc	18,818	1,114,590
FTI Consulting Inc *	24,316	1,001,090
Galena Biopharma Inc *	5,581	3,404
Genesis Healthcare Inc *	23,231	61,330
GenMark Diagnostics Inc *	26,059	334,076
Genomic Health Inc *	11,838	372,779
Geron Corp *	97,935	222,312
Glaukos Corp *	9,256	474,833
Global Blood Therapeutics Inc *	11,182	412,057
Globus Medical Inc ‘A’ *	42,605	1,261,960
GlycoMimetics Inc *	5,908	32,080
Grand Canyon Education Inc *	26,664	1,909,409
Great Lakes Dredge & Dock Corp *	37,609	150,436
Green Dot Corp ‘A’ *	25,459	849,312
Haemonetics Corp *	29,882	1,212,313
Halozyme Therapeutics Inc *	63,677	825,254
Halyard Health Inc *	26,950	1,026,525
Healthcare Services Group Inc	41,346	1,781,599
HealthEquity Inc *	26,015	1,104,337
HealthSouth Corp	51,401	2,200,477
Heidrick & Struggles International Inc	11,387	300,047
Helen of Troy Ltd *	16,426	1,547,329
Heron Therapeutics Inc *	22,258	333,870
Heska Corp *	3,624	380,448
HMS Holdings Corp *	50,642	1,029,552
Horizon Pharma PLC *	96,977	1,433,320
Huron Consulting Group Inc *	13,012	547,805
ICF International Inc *	11,036	455,787
ICU Medical Inc *	8,711	1,330,170
Idera Pharmaceuticals Inc *	56,210	138,839
Ignyta Inc *	18,130	155,918
Immune Design Corp *	7,198	48,946
ImmunoGen Inc *	53,425	206,755
Immunomedics Inc *	60,001	388,206
Impax Laboratories Inc *	42,458	537,094
INC Research Holdings Inc ‘A’ *	25,129	1,152,165
Infinity Pharmaceuticals Inc *	30,475	98,434
Information Services Group Inc *	19,408	61,135
Ingles Markets Inc ‘A’	7,441	321,079
Innoviva Inc *	45,585	630,441
Inogen Inc *	9,514	737,906

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Inotek Pharmaceuticals Corp *	10,498	$20,996
Inovio Pharmaceuticals Inc *	42,161	279,106
Insmed Inc *	34,638	606,511
Insperity Inc	9,261	820,988
Insulet Corp *	34,867	1,502,419
Insys Therapeutics Inc *	14,684	154,329
Integer Holdings Corp *	17,552	705,590
Integra LifeSciences Holdings Corp *	35,805	1,508,465
Intellia Therapeutics Inc *	4,415	62,207
Inter Parfums Inc	9,960	364,038
Intersect ENT Inc *	16,035	275,000
Intra-Cellular Therapies Inc *	21,731	353,129
Invacare Corp	20,298	241,546
Inventure Foods Inc *	12,558	55,506
Invitae Corp *	16,660	184,260
InVivo Therapeutics Holdings Corp *	19,754	80,004
iRadimed Corp *	2,529	22,508
iRhythm Technologies Inc *	3,052	114,755
IRIDEX Corp *	4,561	54,139
Ironwood Pharmaceuticals Inc *	77,751	1,326,432
J&J Snack Foods Corp	8,831	1,197,130
John B Sanfilippo & Son Inc	4,731	346,262
Jounce Therapeutics Inc *	2,566	56,426
K12 Inc *	20,991	401,978
K2M Group Holdings Inc *	16,082	329,842
Karyopharm Therapeutics Inc *	14,294	183,535
Kelly Services Inc ‘A’	16,232	354,832
Keryx Biopharmaceuticals Inc *	50,334	310,057
Kforce Inc	15,333	364,159
Kindred Healthcare Inc	47,224	394,320
Kite Pharma Inc *	25,466	1,998,826
Korn/Ferry International	34,435	1,084,358
La Jolla Pharmaceutical Co *	8,502	253,785
Lancaster Colony Corp	11,175	1,439,787
Landauer Inc	6,123	298,496
Lannett Co Inc *	17,570	392,690
Laureate Education Inc ‘A’ *	15,984	228,092
LeMaitre Vascular Inc	8,541	210,365
LendingTree Inc *	3,883	486,734
Lexicon Pharmaceuticals Inc *	25,671	368,122
LHC Group Inc *	8,392	452,329
Liberty Tax Inc	2,477	35,297
Lifevantage Corp *	8,539	45,854
Lifeway Foods Inc *	2,310	24,786
Ligand Pharmaceuticals Inc *	11,550	1,222,452
Limoneira Co	7,133	149,151
Lion Biotechnologies Inc *	33,843	252,130
Lipocine Inc *	10,199	39,776
Loxo Oncology Inc *	9,137	384,485
Luminex Corp	23,232	426,772
MacroGenics Inc *	19,537	363,388
Magellan Health Inc *	13,947	963,040
MannKind Corp *	40,516	59,964
Masimo Corp *	24,400	2,275,544
Matthews International Corp ‘A’	18,760	1,269,114
McGrath RentCorp	13,134	440,908
MediciNova Inc *	18,068	108,227
Medifast Inc	5,900	261,783
Medpace Holdings Inc *	5,113	152,623
Meridian Bioscience Inc	22,978	317,096
Merit Medical Systems Inc *	25,863	747,441
Merrimack Pharmaceuticals Inc *	77,130	237,560
MGP Ingredients Inc	7,165	388,558
MiMedx Group Inc *	58,528	557,772
Minerva Neurosciences Inc *	12,209	98,893
Mirati Therapeutics Inc *	7,087	36,852
Molina Healthcare Inc *	26,094	1,189,886
Momenta Pharmaceuticals Inc *	37,434	499,744
MoneyGram International Inc *	18,321	307,976
Monro Muffler Brake Inc	18,920	985,732

	Shares	Value
MyoKardia Inc *	6,913	$90,906
Myovant Sciences Ltd * (Bermuda)	2,945	34,574
Myriad Genetics Inc *	40,129	770,477
NanoString Technologies Inc *	9,679	192,322
NantKwest Inc *	9,816	34,847
Natera Inc *	16,247	144,111
National Beverage Corp	6,800	574,804
National HealthCare Corp	6,785	483,770
National Research Corp ‘A’	6,581	129,646
Natural Grocers by Vitamin Cottage Inc *	6,113	63,514
Natural Health Trends Corp	4,482	129,530
Nature’s Sunshine Products Inc	5,862	58,620
Natus Medical Inc *	18,874	740,804
Navigant Consulting Inc *	28,994	662,803
Neff Corp ‘A’ *	5,503	107,033
Nektar Therapeutics *	85,205	1,999,761
Neogen Corp *	21,351	1,399,558
NeoGenomics Inc *	33,404	263,558
Neos Therapeutics Inc *	8,356	60,163
Nevro Corp *	14,250	1,335,225
NewLink Genetics Corp *	13,019	313,758
Nobilis Health Corp *	35,350	60,095
Novavax Inc *	170,665	218,451
Novocure Ltd *	31,557	255,612
Nutraceutical International Corp	5,468	170,328
Nutrisystem Inc	17,516	972,138
NuVasive Inc *	29,507	2,203,583
NxStage Medical Inc *	38,277	1,026,972
Ocular Therapeutix Inc *	13,228	122,756
Omega Protein Corp	13,458	269,833
Omeros Corp *	22,182	335,392
On Assignment Inc *	30,044	1,458,035
OncoMed Pharmaceuticals Inc *	13,496	124,298
Ophthotech Corp *	19,302	70,645
OraSure Technologies Inc *	30,379	392,800
Organovo Holdings Inc *	56,385	179,304
Orthofix International NV *	9,287	354,299
Otonomy Inc *	15,019	183,983
OvaScience Inc *	19,359	36,201
Owens & Minor Inc	37,404	1,294,178
Oxford Immunotec Global PLC *	14,626	226,557
Pacific Biosciences of California Inc *	50,358	260,351
Pacira Pharmaceuticals Inc *	21,594	984,686
Paratek Pharmaceuticals Inc *	10,483	201,798
PAREXEL International Corp *	31,271	1,973,513
Patriot National Inc *	7,005	19,754
Paylocity Holding Corp *	12,419	479,746
PDL BioPharma Inc	101,729	230,925
Penumbra Inc *	15,842	1,322,015
Performance Food Group Co *	21,953	522,481
Pfenex Inc *	10,924	63,468
PFSweb Inc *	9,493	61,989
PharmAthene Inc	38,209	31,007
PharMerica Corp *	17,060	399,204
Phibro Animal Health Corp ‘A’	11,053	310,589
Portola Pharmaceuticals Inc *	28,845	1,130,436
PRA Health Sciences Inc *	14,355	936,377
Prestige Brands Holdings Inc *	31,490	1,749,584
Primo Water Corp *	12,943	175,766
Progenics Pharmaceuticals Inc *	43,132	407,166
Protagonist Therapeutics Inc *	4,763	61,014
Proteostasis Therapeutics Inc *	5,430	42,463
Prothena Corp PLC * (Ireland)	20,663	1,152,789
PTC Therapeutics Inc *	21,248	209,080
Puma Biotechnology Inc *	16,300	606,360
Quad/Graphics Inc	17,861	450,812
Quidel Corp *	16,822	380,850
Quorum Health Corp *	19,038	103,567
Ra Pharmaceuticals Inc *	3,107	66,148
Radius Health Inc *	18,573	717,846

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
RadNet Inc *	22,350	$131,865
Reata Pharmaceuticals Inc ‘A’ *	3,564	80,725
REGENXBIO Inc *	12,367	238,683
Regulus Therapeutics Inc *	24,052	39,686
Rent-A-Center Inc	32,908	291,894
Repligen Corp *	19,493	686,154
Resources Connection Inc	15,375	257,531
Retrophin Inc *	22,939	423,454
Revance Therapeutics Inc *	12,814	266,531
Revlon Inc ‘A’ *	7,191	200,269
Rigel Pharmaceuticals Inc *	65,257	216,001
Rockwell Medical Inc *	31,209	195,368
RPX Corp *	32,044	384,528
RTI Surgical Inc *	35,711	142,844
Sage Therapeutics Inc *	17,846	1,268,315
Sanderson Farms Inc	12,067	1,253,037
Sangamo Therapeutics Inc *	43,178	224,526
Sarepta Therapeutics Inc *	30,062	889,835
SciClone Pharmaceuticals Inc *	32,065	314,237
Seaboard Corp	153	637,927
Second Sight Medical Products Inc *	6,623	8,014
Select Medical Holdings Corp *	62,770	837,979
Selecta Biosciences Inc *	2,392	34,253
Seneca Foods Corp ‘A’ *	3,323	119,960
Senseonics Holdings Inc *	16,847	30,156
Seres Therapeutics Inc *	11,200	126,224
ServiceSource International Inc *	37,321	144,805
Smart & Final Stores Inc *	15,046	182,057
Snyder’s-Lance Inc	47,772	1,925,689
Sorrento Therapeutics Inc *	17,483	69,058
Sotheby’s *	29,517	1,342,433
SP Plus Corp *	10,403	351,101
Spark Therapeutics Inc *	11,127	593,514
SpartanNash Co	22,034	770,970
Spectrum Pharmaceuticals Inc *	40,181	261,177
STAAR Surgical Co *	24,023	235,425
Stemline Therapeutics Inc *	11,321	96,795
Strayer Education Inc	6,319	508,616
Sucampo Pharmaceuticals Inc ‘A’ *	14,887	163,757
Supernus Pharmaceuticals Inc *	27,383	857,088
SUPERVALU Inc *	159,644	616,226
Surgery Partners Inc *	11,983	233,669
Surmodics Inc *	8,093	194,637
Syndax Pharmaceuticals Inc *	2,803	38,457
Synergy Pharmaceuticals Inc *	114,351	532,876
Synthetic Biologics Inc *	45,578	28,746
Synutra International Inc *	15,962	94,974
Syros Pharmaceuticals Inc *	2,230	35,524
T2 Biosystems Inc *	9,403	49,460
Tactile Systems Technology Inc *	1,858	35,209
Tandem Diabetes Care Inc *	11,608	13,930
Team Inc *	18,007	487,089
Tejon Ranch Co *	8,542	186,984
Teladoc Inc *	12,943	323,575
Teligent Inc *	26,169	204,380
TerraVia Holdings Inc *	49,760	36,051
TESARO Inc *	17,048	2,623,176
Tetraphase Pharmaceuticals Inc *	22,619	207,869
Textainer Group Holdings Ltd	13,733	210,115
TG Therapeutics Inc *	23,271	271,107
The Advisory Board Co *	24,715	1,156,662
The Andersons Inc	15,883	601,966
The Boston Beer Co Inc ‘A’ *	5,224	755,652
The Brink’s Co	26,695	1,426,848
The Chefs’ Warehouse Inc *	11,706	162,713
The Ensign Group Inc	29,440	553,472
The Hackett Group Inc	12,596	245,496
The Medicines Co *	39,172	1,915,511
The Providence Service Corp *	5,342	237,398
The Spectranetics Corp *	26,370	768,026

	Shares	Value
TherapeuticsMD Inc *	85,996	$619,171
Theravance Biopharma Inc * (Cayman)	24,348	896,493
Titan Pharmaceuticals Inc *	11,701	38,613
Tivity Health Inc *	18,494	538,175
Tokai Pharmaceuticals Inc *	4,462	3,728
Tootsie Roll Industries Inc	10,354	386,705
TransEnterix Inc *	47,395	57,348
Travelport Worldwide Ltd	70,921	834,740
Trevena Inc *	28,034	102,885
TriNet Group Inc *	25,010	722,789
Triple-S Management Corp ‘B’ *	14,883	261,494
Trovagene Inc *	21,060	24,219
TrueBlue Inc *	24,056	657,932
Turning Point Brands Inc *	3,754	58,562
Ultragenyx Pharmaceutical Inc *	22,211	1,505,462
United Natural Foods Inc *	28,932	1,250,730
UnitedHealth Group Inc l	-	143
Universal American Corp *	26,858	267,774
Universal Corp	14,117	998,778
US Physical Therapy Inc	7,170	468,201
USANA Health Sciences Inc *	5,853	337,133
Utah Medical Products Inc	2,328	145,034
Vanda Pharmaceuticals Inc *	23,505	329,070
Vector Group Ltd	55,021	1,144,437
Vectrus Inc *	6,841	152,896
Veracyte Inc *	9,162	84,107
Versartis Inc *	18,719	399,651
Viad Corp	11,743	530,784
ViewRay Inc *	3,871	32,942
Village Super Market Inc ‘A’	4,367	115,726
Vital Therapies Inc *	13,083	52,332
Voyager Therapeutics Inc *	7,232	95,752
vTv Therapeutics Inc ‘A’ *	4,823	31,591
WaVe Life Sciences Ltd *	4,483	123,283
WD-40 Co	8,357	910,495
Weight Watchers International Inc *	17,212	267,991
Weis Markets Inc	5,396	321,871
Wright Medical Group NV *	62,017	1,929,969
XBiotech Inc *	10,889	179,560
Xencor Inc *	21,759	520,475
Zafgen Inc *	11,322	52,761
Zeltiq Aesthetics Inc *	21,537	1,197,673
ZIOPHARM Oncology Inc *	67,028	424,958
Zogenix Inc *	15,389	166,971

		218,305,099

Diversified - 0.1%

HRG Group Inc *	70,356	1,359,278

Energy - 3.2%

Abraxas Petroleum Corp *	75,017	151,534
Adams Resources & Energy Inc	1,563	58,378
Alon USA Energy Inc	19,526	238,022
Archrock Inc	43,064	533,994
Atwood Oceanics Inc *	43,991	419,234
Bill Barrett Corp *	31,207	141,992
Bristow Group Inc	19,694	299,546
California Resources Corp *	19,919	299,582
Callon Petroleum Co *	110,056	1,448,337
CARBO Ceramics Inc *	12,366	161,253
Carrizo Oil & Gas Inc *	35,645	1,021,586
Clayton Williams Energy Inc *	3,709	489,885
Clean Energy Fuels Corp *	54,857	139,885
Cobalt International Energy Inc *	255,965	136,532
Contango Oil & Gas Co *	13,388	98,000
CVR Energy Inc	9,880	198,390
Dawson Geophysical Co *	12,282	68,288
Delek US Holdings Inc	36,828	893,816
Denbury Resources Inc *	211,438	545,510
Earthstone Energy Inc *	499	6,367

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Eclipse Resources Corp *	37,851	$96,142
EP Energy Corp ‘A’ *	24,116	114,551
Era Group Inc *	12,798	169,701
Erin Energy Corp *	6,405	15,372
Evolution Petroleum Corp	15,334	122,672
EXCO Resources Inc *	98,633	61,143
Exterran Corp *	17,903	563,049
Flotek Industries Inc *	33,207	424,718
Forum Energy Technologies Inc *	37,909	784,716
FuelCell Energy Inc *	19,202	26,403
FutureFuel Corp	14,997	212,657
Geospace Technologies Corp *	8,111	131,642
Green Plains Inc	22,428	555,093
Helix Energy Solutions Group Inc *	79,616	618,616
Independence Contract Drilling Inc *	17,821	98,194
Isramco Inc *	402	47,094
Jagged Peak Energy Inc *	15,675	204,402
Jones Energy Inc ‘A’ *	37,344	95,228
Keane Group Inc *	17,482	249,993
Mammoth Energy Services Inc *	2,394	51,495
Matador Resources Co *	51,985	1,236,723
Matrix Service Co *	16,652	274,758
McDermott International Inc *	145,745	983,779
MRC Global Inc *	56,619	1,037,826
Natural Gas Services Group Inc *	7,827	203,893
Newpark Resources Inc *	52,356	424,084
Northern Oil & Gas Inc *	30,263	78,684
NOW Inc *	64,474	1,093,479
Oasis Petroleum Inc *	139,224	1,985,334
Oil States International Inc *	31,110	1,031,297
Pacific Ethanol Inc *	16,000	109,600
Panhandle Oil & Gas Inc ‘A’	10,258	196,954
Par Pacific Holdings Inc *	19,311	318,438
Parker Drilling Co *	75,483	132,095
Pattern Energy Group Inc	39,808	801,335
PDC Energy Inc *	33,312	2,077,003
PHI Inc *	7,761	92,977
Pioneer Energy Services Corp *	44,122	176,488
Plug Power Inc *	107,103	147,802
Ramaco Resources Inc *	3,344	32,336
Renewable Energy Group Inc *	24,557	256,621
REX American Resources Corp *	3,627	328,207
Ring Energy Inc *	24,551	265,642
RSP Permian Inc *	58,486	2,423,075
Sanchez Energy Corp *	34,549	329,597
SEACOR Holdings Inc *	9,559	661,387
Seadrill Ltd (NYSE) * (United Kingdom)	226,912	374,405
SemGroup Corp ‘A’	38,032	1,369,152
SRC Energy Inc *	113,194	955,357
SunCoke Energy Inc *	40,754	365,156
Sunrun Inc *	39,584	213,754
TerraForm Global Inc ‘A’ *	57,221	274,661
TerraForm Power Inc ‘A’ *	50,647	626,503
Tesco Corp *	24,443	196,766
TETRA Technologies Inc *	58,633	238,636
Thermon Group Holdings Inc *	19,956	415,883
TPI Composites Inc *	3,774	71,744
Trecora Resources *	12,401	137,651
Unit Corp *	30,502	736,928
Vivint Solar Inc *	16,398	45,914
W&T Offshore Inc *	27,099	75,064
Western Refining Inc	47,518	1,666,456
Westmoreland Coal Co *	11,804	171,394
WildHorse Resource Development Corp *	8,897	110,679
Willbros Group Inc *	25,234	69,141

		36,807,670

Financial - 26.6%

1st Source Corp	8,747	410,672
Acacia Research Corp *	23,460	134,895
Acadia Realty Trust REIT	47,437	1,425,956

	Shares	Value
Access National Corp	4,469	$134,159
ACNB Corp	3,500	100,975
AG Mortgage Investment Trust Inc REIT	18,319	330,658
Agree Realty Corp REIT	14,819	710,719
Aircastle Ltd	28,658	691,518
Alexander & Baldwin Inc	27,324	1,216,464
Alexander’s Inc REIT	1,272	549,326
Allegiance Bancshares Inc *	6,784	252,365
Altisource Portfolio Solutions SA *	7,509	276,331
Altisource Residential Corp REIT	28,092	428,403
Ambac Financial Group Inc *	22,096	416,731
American Assets Trust Inc REIT	23,843	997,591
American Equity Investment Life Holding Co	48,871	1,154,822
American National Bankshares Inc	5,325	198,356
Ameris Bancorp	20,634	951,227
AMERISAFE Inc	11,306	733,759
Ames National Corp	5,645	172,737
Anworth Mortgage Asset Corp REIT	51,460	285,603
Apollo Commercial Real Estate Finance Inc REIT	44,327	833,791
Ares Commercial Real Estate Corp REIT	17,607	235,582
Argo Group International Holdings Ltd	17,298	1,172,804
Arlington Asset Investment Corp ‘A’	7,704	108,858
Armada Hoffler Properties Inc REIT	20,781	288,648
ARMOUR Residential REIT Inc	21,568	489,809
Arrow Financial Corp	7,078	239,944
Ashford Hospitality Prime Inc REIT	15,628	165,813
Ashford Hospitality Trust Inc REIT	44,990	286,586
Associated Capital Group Inc ‘A’	3,137	113,403
Astoria Financial Corp	56,041	1,149,401
Atlantic Capital Bancshares Inc *	10,487	198,729
Atlas Financial Holdings Inc *	6,793	92,724
Baldwin & Lyons Inc ‘B’	677	16,553
Banc of California Inc	29,698	614,749
BancFirst Corp	4,906	441,049
Banco Latinoamericano de Comercio Exterior SA (Panama)	18,729	519,542
BancorpSouth Inc	51,622	1,561,565
Bank Mutual Corp	22,337	209,968
Bank of Marin Bancorp	3,742	240,798
Bank of the Ozarks Inc	53,109	2,762,199
BankFinancial Corp	8,807	127,878
Bankwell Financial Group Inc	3,575	122,944
Banner Corp	18,177	1,011,368
Bar Harbor Bankshares	9,074	300,151
Bear State Financial Inc	10,908	102,535
Beneficial Bancorp Inc	43,044	688,704
Berkshire Hills Bancorp Inc	19,397	699,262
BGC Partners Inc ‘A’	129,565	1,471,858
Blackhawk Network Holdings Inc *	32,439	1,317,023
Blue Capital Reinsurance Holdings Ltd (Bermuda)	4,061	78,377
Blue Hills Bancorp Inc	13,670	244,010
Bluerock Residential Growth REIT Inc	12,501	153,887
BNC Bancorp	23,856	836,153
BofI Holding Inc *	35,441	926,073
Boston Private Financial Holdings Inc	47,937	786,167
Bridge Bancorp Inc	10,549	369,215
Brookline Bancorp Inc	40,165	628,582
Bryn Mawr Bank Corp	10,454	412,933
BSB Bancorp Inc *	5,087	143,708
C&F Financial Corp	1,913	88,572
Camden National Corp	9,565	421,243
Capital Bank Financial Corp ‘A’	14,490	628,866
Capital City Bank Group Inc	6,638	141,987
Capitol Federal Financial Inc	75,080	1,098,420
Capstead Mortgage Corp REIT	56,857	599,273
Cardinal Financial Corp	18,050	540,417
CareTrust REIT Inc	36,791	618,825
Carolina Financial Corp	6,153	184,590

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Cascade Bancorp *	19,209	$148,101
Cass Information Systems Inc	6,659	440,160
CatchMark Timber Trust Inc ‘A’ REIT	25,250	290,880
Cathay General Bancorp	44,068	1,660,482
CBL & Associates Properties Inc REIT	102,974	982,372
Cedar Realty Trust Inc REIT	53,978	270,970
CenterState Banks Inc	29,407	761,641
Central Pacific Financial Corp	18,899	577,175
Central Valley Community Bancorp	5,030	103,115
Century Bancorp Inc ‘A’	2,260	137,465
Charter Financial Corp	9,568	188,203
Chatham Lodging Trust REIT	19,983	394,664
Chemical Financial Corp	39,345	2,012,497
Chemung Financial Corp	1,790	70,705
Chesapeake Lodging Trust REIT	35,691	855,156
Citizens & Northern Corp	7,438	173,157
Citizens Inc *	30,013	222,997
City Holding Co	8,732	563,039
City Office REIT Inc	15,815	192,152
Clifton Bancorp Inc	14,402	233,168
CNB Financial Corp	8,853	211,498
CNO Financial Group Inc	103,504	2,121,832
CoBiz Financial Inc	22,391	376,169
Codorus Valley Bancorp Inc	4,845	125,534
Cohen & Steers Inc	13,246	529,443
Colony Starwood Homes REIT	40,544	1,376,469
Columbia Banking System Inc	34,155	1,331,703
Community Bank System Inc	25,647	1,410,072
Community Healthcare Trust Inc REIT	7,971	190,507
Community Trust Bancorp Inc	9,652	441,579
ConnectOne Bancorp Inc	16,747	406,115
Consolidated-Tomoka Land Co	2,758	147,663
CorEnergy Infrastructure Trust Inc REIT	7,528	254,296
CoreSite Realty Corp REIT	20,360	1,833,418
County Bancorp Inc	2,638	76,660
Cousins Properties Inc REIT	203,612	1,683,871
Cowen Group Inc ‘A’ *	16,539	247,258
Crawford & Co ‘B’	8,306	83,309
CU Bancorp *	10,408	412,677
Customers Bancorp Inc *	14,725	464,279
CVB Financial Corp	60,031	1,326,085
CYS Investments Inc REIT	94,018	747,443
Diamond Hill Investment Group Inc	1,966	382,485
DiamondRock Hospitality Co REIT	119,077	1,327,709
Dime Community Bancshares Inc	19,434	394,510
Donegal Group Inc ‘A’	5,530	97,439
DuPont Fabros Technology Inc REIT	45,577	2,260,163
Dynex Capital Inc REIT	31,671	224,547
Eagle Bancorp Inc *	18,048	1,077,466
Easterly Government Properties Inc REIT	18,002	356,260
EastGroup Properties Inc REIT	19,183	1,410,526
Education Realty Trust Inc REIT	43,968	1,796,093
eHealth Inc *	11,046	132,994
Ellie Mae Inc *	19,510	1,956,268
EMC Insurance Group Inc	5,112	143,443
Employers Holdings Inc	18,735	710,993
Encore Capital Group Inc *	12,704	391,283
Enova International Inc *	16,549	245,753
Enstar Group Ltd * (Bermuda)	6,699	1,281,519
Enterprise Bancorp Inc	4,990	173,452
Enterprise Financial Services Corp	11,030	467,672
Equity Bancshares Inc ‘A’ *	3,119	99,091
ESSA Bancorp Inc	4,712	68,701
Essent Group Ltd *	44,795	1,620,235
EverBank Financial Corp	61,054	1,189,332
Evercore Partners Inc ‘A’	23,323	1,816,862
Farmers Capital Bank Corp	4,595	185,638
Farmers National Banc Corp	14,080	202,048
Farmland Partners Inc REIT	11,031	123,216
FB Financial Corp *	1,018	35,996

	Shares	Value
FBL Financial Group Inc ‘A’	5,775	$377,974
FBR & Co	3,602	65,016
FCB Financial Holdings Inc ‘A’ *	18,228	903,197
Federal Agricultural Mortgage Corp ‘C’	4,851	279,272
Federated National Holding Co	6,072	105,835
FelCor Lodging Trust Inc REIT	82,036	616,090
Fidelity & Guaranty Life	7,107	197,575
Fidelity Southern Corp	11,949	267,419
Fifth Street Asset Management Inc	3,355	15,433
Financial Engines Inc	32,313	1,407,231
Financial Institutions Inc	8,717	287,225
First BanCorp *	72,000	406,800
First Bancorp Inc	6,494	176,962
First Bancorp NC	12,213	357,719
First Busey Corp	17,750	521,850
First Business Financial Services Inc	5,284	137,173
First Citizens BancShares Inc ‘A’	4,528	1,518,555
First Commonwealth Financial Corp	51,442	682,121
First Community Bancshares Inc	9,674	241,560
First Community Financial Partners Inc *	7,439	94,847
First Connecticut Bancorp Inc	6,975	172,980
First Defiance Financial Corp	5,761	285,227
First Financial Bancorp	35,861	984,384
First Financial Bankshares Inc	37,919	1,520,552
First Financial Corp	5,700	270,750
First Financial Northwest Inc	5,150	91,001
First Foundation Inc *	16,618	257,745
First Industrial Realty Trust Inc REIT	70,134	1,867,668
First Internet Bancorp	3,200	94,400
First Interstate BancSystem Inc ‘A’	12,210	484,127
First Merchants Corp	24,745	972,973
First Mid-Illinois Bancshares Inc	3,154	106,731
First Midwest Bancorp Inc	48,930	1,158,662
First NBC Bank Holding Co *	9,540	38,160
First Northwest Bancorp *	6,784	105,152
First Potomac Realty Trust REIT	37,179	382,200
Flagstar Bancorp Inc *	12,231	344,792
Flushing Financial Corp	16,810	451,685
FNB Corp	191,019	2,840,453
FNFV Group *	39,259	520,182
Forestar Group Inc *	21,053	287,373
Four Corners Property Trust Inc REIT	36,850	841,286
Franklin Financial Network Inc *	5,950	230,563
Franklin Street Properties Corp REIT	61,549	747,205
FRP Holdings Inc *	4,342	173,680
Fulton Financial Corp	102,317	1,826,358
GAIN Capital Holdings Inc	22,855	190,382
GAMCO Investors Inc ‘A’	3,136	92,794
Genworth Financial Inc ‘A’ *	292,387	1,204,634
German American Bancorp Inc	7,835	370,909
Getty Realty Corp REIT	16,371	413,695
Glacier Bancorp Inc	45,397	1,540,320
Gladstone Commercial Corp REIT	14,210	293,721
Global Indemnity Ltd * (Cayman)	5,427	208,885
Global Medical REIT Inc	9,531	86,541
Global Net Lease Inc REIT	40,774	981,838
Government Properties Income Trust REIT	31,043	649,730
Gramercy Property Trust REIT	83,440	2,194,472
Great Ajax Corp REIT	8,324	108,628
Great Southern Bancorp Inc	6,979	352,440
Great Western Bancorp Inc	35,112	1,489,100
Green Bancorp Inc *	12,461	221,806
Greene County Bancorp Inc	1,333	31,126
Greenhill & Co Inc	16,614	486,790
Greenlight Capital Re Ltd ‘A’ *	18,334	405,181
Guaranty Bancorp	9,174	223,387
Hallmark Financial Services Inc *	9,278	102,522
Hancock Holding Co	50,125	2,283,194
Hanmi Financial Corp	18,221	560,296
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	23,705	478,841

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
HarborOne Bancorp Inc *	9,180	$174,328
HCI Group Inc	5,468	249,231
Healthcare Realty Trust Inc REIT	68,895	2,239,087
Heartland Financial USA Inc	13,815	690,059
Hennessy Advisors Inc	2,685	45,135
Heritage Commerce Corp	16,682	235,216
Heritage Financial Corp	18,643	461,414
Heritage Insurance Holdings Inc	17,258	220,385
Heritage Oaks Bancorp	14,375	191,906
Hersha Hospitality Trust REIT	19,692	370,013
HFF Inc ‘A’	21,442	593,300
Hilltop Holdings Inc	44,601	1,225,189
Hingham Institution for Savings	842	148,908
Home Bancorp Inc	3,309	111,679
Home BancShares Inc	72,131	1,952,586
HomeStreet Inc *	14,184	396,443
HomeTrust Bancshares Inc *	9,352	219,772
Hope Bancorp Inc	76,256	1,461,828
Horace Mann Educators Corp	23,908	981,423
Horizon Bancorp	10,591	277,696
Houlihan Lokey Inc	7,624	262,647
Hudson Pacific Properties Inc REIT	69,612	2,411,360
IBERIABANK Corp	28,654	2,266,531
Impac Mortgage Holdings Inc *	5,967	74,349
Independence Holding Co	4,828	89,801
Independence Realty Trust Inc REIT	34,836	326,413
Independent Bank Corp MA	15,643	1,016,795
Independent Bank Corp MI	13,237	274,006
Independent Bank Group Inc	6,988	449,328
Infinity Property & Casualty Corp	6,361	607,476
InfraREIT Inc	25,015	450,270
International Bancshares Corp	32,321	1,144,163
INTL. FCStone Inc *	9,481	359,899
Invesco Mortgage Capital Inc REIT	68,771	1,060,449
Investment Technology Group Inc	16,283	329,731
Investors Bancorp Inc	178,305	2,564,026
Investors Real Estate Trust REIT	76,588	454,167
Investors Title Co	915	144,707
iStar Inc REIT *	39,734	468,861
James River Group Holdings Ltd	8,238	353,081
Janus Capital Group Inc	88,125	1,163,250
KCG Holdings Inc ‘A’ *	22,592	402,815
Kearny Financial Corp	52,466	789,613
Kemper Corp	23,696	945,470
Kennedy-Wilson Holdings Inc	48,336	1,073,059
Kinsale Capital Group Inc	4,192	134,312
Kite Realty Group Trust REIT	49,590	1,066,185
Ladder Capital Corp REIT	25,089	362,285
Ladenburg Thalmann Financial Services Inc *	65,029	161,272
Lakeland Bancorp Inc	24,608	482,317
Lakeland Financial Corp	14,570	628,258
LaSalle Hotel Properties REIT	64,036	1,853,842
LCNB Corp	4,829	115,172
LegacyTexas Financial Group Inc	26,310	1,049,769
LendingClub Corp *	197,185	1,082,546
Lexington Realty Trust REIT	137,806	1,375,304
Live Oak Bancshares Inc	11,980	259,367
LTC Properties Inc REIT	22,453	1,075,499
Macatawa Bank Corp	15,291	151,075
Mack-Cali Realty Corp REIT	52,867	1,424,237
Maiden Holdings Ltd	37,759	528,626
MainSource Financial Group Inc	14,492	477,222
Manning & Napier Inc	8,865	50,531
Marcus & Millichap Inc *	9,248	227,316
Marlin Business Services Corp	5,565	143,299
MB Financial Inc	45,115	1,931,824
MBIA Inc *	80,046	677,990
MBT Financial Corp	10,662	121,014
MedEquities Realty Trust Inc REIT	12,951	145,181

	Shares	Value
Medical Properties Trust Inc REIT	178,258	$2,297,746
Medley Management Inc ‘A’	3,578	29,697
Mercantile Bank Corp	10,360	356,384
Merchants Bancshares Inc	3,211	156,376
Meridian Bancorp Inc	29,277	535,769
Meta Financial Group Inc	4,773	422,411
MGIC Investment Corp *	203,696	2,063,440
Middleburg Financial Corp	2,749	110,070
Midland States Bancorp Inc	2,331	80,163
MidWestOne Financial Group Inc	4,848	166,238
Moelis & Co ‘A’	12,597	484,985
Monmouth Real Estate Investment Corp REIT	39,892	569,259
Monogram Residential Trust Inc REIT	102,111	1,018,047
MTGE Investment Corp REIT	26,915	450,826
MutualFirst Financial Inc	2,965	93,546
National Bank Holdings Corp ‘A’	13,723	445,998
National Bankshares Inc	4,204	157,860
National Commerce Corp *	5,294	193,760
National General Holdings Corp	29,469	700,183
National Health Investors Inc REIT	22,706	1,649,137
National Storage Affiliates Trust REIT	22,062	527,282
National Western Life Group Inc ‘A’	1,230	374,117
Nationstar Mortgage Holdings Inc *	19,697	310,425
NBT Bancorp Inc	25,762	954,997
Nelnet Inc ‘A’	12,264	537,899
New Residential Investment Corp REIT	179,052	3,040,303
New Senior Investment Group Inc REIT	49,366	503,533
New York Mortgage Trust Inc REIT	69,484	428,716
NewStar Financial Inc	14,885	157,483
NexPoint Residential Trust Inc REIT	9,753	235,632
Nicolet Bankshares Inc *	4,851	229,646
NMI Holdings Inc ‘A’ *	24,332	277,385
Northfield Bancorp Inc	24,990	450,320
Northrim BanCorp Inc	3,950	118,698
NorthStar Realty Europe Corp REIT	31,176	361,330
Northwest Bancshares Inc	56,615	953,397
OceanFirst Financial Corp	12,800	360,640
Ocwen Financial Corp *	62,136	339,884
OFG Bancorp	27,686	326,695
Old Line Bancshares Inc	4,900	139,552
Old National Bancorp	78,376	1,359,824
Old Second Bancorp Inc	17,860	200,925
OM Asset Management PLC	25,270	382,082
On Deck Capital Inc *	29,447	148,413
One Liberty Properties Inc REIT	8,197	191,482
OneBeacon Insurance Group Ltd ‘A’	9,392	150,272
Oppenheimer Holdings Inc ‘A’	6,588	112,655
Opus Bank	10,861	218,849
Orchid Island Capital Inc REIT	17,015	169,980
Oritani Financial Corp	22,746	386,682
Orrstown Financial Services Inc	3,935	87,947
Owens Realty Mortgage Inc REIT	6,210	110,538
Pacific Continental Corp	11,912	291,844
Pacific Mercantile Bancorp *	8,864	66,923
Pacific Premier Bancorp Inc *	16,984	654,733
Park National Corp	8,087	850,752
Park Sterling Corp	32,452	399,484
Parkway Inc REIT	24,058	478,514
Peapack Gladstone Financial Corp	10,140	300,043
Pebblebrook Hotel Trust REIT	43,458	1,269,408
Penns Woods Bancorp Inc	2,935	127,526
Pennsylvania REIT	40,796	617,651
PennyMac Financial Services Inc ‘A’ *	6,320	107,756
PennyMac Mortgage Investment Trust REIT	42,932	762,043
People’s Utah Bancorp	7,916	209,378
Peoples Bancorp Inc	9,236	292,412
Peoples Financial Services Corp	4,607	192,573
PHH Corp *	33,093	421,274
Physicians Realty Trust REIT	86,493	1,718,616

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Pinnacle Financial Partners Inc	26,415	$1,755,277
Piper Jaffray Cos	9,038	577,076
PJT Partners Inc ‘A’	11,039	387,359
Potlatch Corp REIT	24,756	1,131,349
PRA Group Inc *	27,863	923,658
Preferred Apartment Communities Inc ‘A’ REIT	14,295	188,837
Preferred Bank	7,018	376,586
Premier Financial Bancorp Inc	5,365	112,826
Primerica Inc	27,339	2,247,266
PrivateBancorp Inc	47,149	2,799,236
Prosperity Bancshares Inc	40,129	2,797,393
Provident Bancorp Inc *	2,467	51,684
Provident Financial Holdings Inc	3,806	70,982
Provident Financial Services Inc	36,054	931,996
PS Business Parks Inc REIT	11,900	1,365,644
Pzena Investment Management Inc ‘A’	8,622	84,840
QCR Holdings Inc	6,691	283,364
QTS Realty Trust Inc ‘A’ REIT	28,128	1,371,240
Radian Group Inc	129,298	2,322,192
RAIT Financial Trust REIT	56,362	180,358
Ramco-Gershenson Properties Trust REIT	47,031	659,375
RE/MAX Holdings Inc ‘A’	10,193	605,974
Real Industry Inc *	14,966	42,653
Redwood Trust Inc REIT	45,557	756,702
Regional Management Corp *	6,826	132,629
Renasant Corp	24,756	982,566
Republic Bancorp Inc ‘A’	6,141	211,189
Republic First Bancorp Inc *	25,007	207,558
Resource Capital Corp REIT	20,508	200,363
Retail Opportunity Investments Corp REIT	65,155	1,370,210
Rexford Industrial Realty Inc REIT	38,047	856,818
RLI Corp	22,501	1,350,510
RLJ Lodging Trust REIT	72,659	1,708,213
Ryman Hospitality Properties Inc REIT	26,130	1,615,618
S&T Bancorp Inc	20,432	706,947
Sabra Health Care REIT Inc	39,092	1,091,840
Safeguard Scientifics Inc *	13,000	165,100
Safety Insurance Group Inc	9,357	655,926
Sandy Spring Bancorp Inc	14,063	576,442
Saul Centers Inc REIT	5,864	361,340
Seacoast Banking Corp of Florida *	18,690	448,186
Select Income REIT	37,088	956,500
Selective Insurance Group Inc	33,937	1,600,130
Seritage Growth Properties ‘A’ REIT	13,505	582,741
ServisFirst Bancshares Inc	27,211	989,936
Shore Bancshares Inc	7,305	122,067
SI Financial Group Inc	6,151	86,422
Sierra Bancorp	7,277	199,608
Silver Bay Realty Trust Corp REIT	18,609	399,535
Silvercrest Asset Management Group Inc ‘A’	4,048	53,838
Simmons First National Corp ‘A’	17,719	977,203
South State Corp	14,404	1,286,997
Southern First Bancshares Inc *	3,449	112,610
Southern Missouri Bancorp Inc	3,412	121,194
Southern National Bancorp of Virginia Inc	6,423	108,741
Southside Bancshares Inc	15,785	529,902
Southwest Bancorp Inc	11,919	311,682
STAG Industrial Inc REIT	45,041	1,126,926
State Auto Financial Corp	9,660	265,167
State Bank Financial Corp	19,432	507,564
State National Cos Inc	19,675	283,320
Sterling Bancorp	75,549	1,790,511
Stewart Information Services Corp	13,602	600,936
Stifel Financial Corp *	38,374	1,925,991
Stock Yards Bancorp Inc	12,848	522,271
Stonegate Bank	7,515	353,881
Stratus Properties Inc	3,671	100,585
Summit Financial Group Inc	4,799	103,370

	Shares	Value
Summit Hotel Properties Inc REIT	52,596	$840,484
Sun Bancorp Inc	5,897	143,887
Sunstone Hotel Investors Inc REIT	130,781	2,004,873
Terreno Realty Corp REIT	27,336	765,408
Territorial Bancorp Inc	5,320	165,824
Texas Capital Bancshares Inc *	29,525	2,463,861
The Bancorp Inc *	31,552	160,915
The Bank of NT Butterfield & Son Ltd (Bermuda)	4,152	132,490
The First of Long Island Corp	13,419	362,984
The GEO Group Inc REIT	47,491	2,202,158
The Navigators Group Inc	13,136	713,285
The RMR Group Inc ‘A’	4,567	226,067
The St Joe Co *	28,433	484,783
Third Point Reinsurance Ltd * (Bermuda)	39,341	476,026
Tier REIT Inc	29,740	516,286
Tiptree Inc	17,161	125,275
Tompkins Financial Corp	8,869	714,398
Towne Bank	32,807	1,062,947
TriCo Bancshares	11,214	398,433
Trinity Place Holdings Inc *	11,744	85,849
TriState Capital Holdings Inc *	13,152	307,099
Triumph Bancorp Inc *	9,243	238,469
Trupanion Inc *	10,249	145,741
TrustCo Bank Corp	52,128	409,205
Trustmark Corp	39,623	1,259,615
UMB Financial Corp	26,804	2,018,609
UMH Properties Inc REIT	15,693	238,691
Umpqua Holdings Corp	131,058	2,324,969
Union Bankshares Corp	26,247	923,369
Union Bankshares Inc	2,191	94,103
United Bankshares Inc	40,162	1,696,844
United Community Banks Inc	42,599	1,179,566
United Community Financial Corp	30,480	254,203
United Financial Bancorp Inc	30,743	522,938
United Fire Group Inc	10,435	446,305
United Insurance Holdings Corp	10,778	171,909
Universal Health Realty Income Trust REIT	4,805	309,923
Universal Insurance Holdings Inc	19,859	486,546
Univest Corp of Pennsylvania	15,348	397,513
Urban Edge Properties REIT	53,856	1,416,413
Urstadt Biddle Properties Inc ‘A’ REIT	15,222	312,964
Valley National Bancorp	147,420	1,739,556
Veritex Holdings Inc *	6,069	170,660
Virtu Financial Inc ‘A’	16,058	272,986
Virtus Investment Partners Inc	2,794	295,885
Waddell & Reed Financial Inc ‘A’	47,852	813,484
WageWorks Inc *	21,687	1,567,970
Walker & Dunlop Inc *	16,161	673,752
Walter Investment Management Corp *	12,425	13,419
Washington Federal Inc	53,985	1,786,903
Washington Prime Group Inc REIT	111,964	972,967
Washington REIT	43,922	1,373,880
Washington Trust Bancorp Inc	9,186	452,870
WashingtonFirst Bankshares Inc	5,087	142,436
Waterstone Financial Inc	16,753	305,742
Webster Financial Corp	55,068	2,755,603
WesBanco Inc	24,398	929,808
West Bancorporation Inc	9,736	223,441
Westamerica Bancorporation	14,973	835,943
Western Asset Mortgage Capital Corp REIT	27,353	267,239
Western New England Bancorp Inc	8,749	91,865
Westwood Holdings Group Inc	5,121	273,513
Whitestone REIT	17,074	236,304
Wintrust Financial Corp	30,565	2,112,653
WisdomTree Investments Inc	70,828	643,118
WMIH Corp *	125,253	181,617
World Acceptance Corp *	3,950	204,531
WSFS Financial Corp	17,536	805,779
Xenia Hotels & Resorts Inc REIT	62,197	1,061,703
Xenith Bankshares Inc *	3,895	98,816

		308,327,187

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Industrial - 13.7%

AAON Inc	24,145	$853,526
AAR Corp	19,707	662,746
Actuant Corp ‘A’	35,549	936,716
Advanced Disposal Services Inc *	11,524	260,442
Advanced Drainage Systems Inc	19,743	432,372
Advanced Energy Industries Inc *	23,244	1,593,609
Aegion Corp *	21,606	494,993
Aerojet Rocketdyne Holdings Inc *	34,707	753,142
Aerovironment Inc *	12,951	363,017
Air Transport Services Group Inc *	29,169	468,162
Alamo Group Inc	5,448	415,083
Albany International Corp ‘A’	17,255	794,593
Allied Motion Technologies Inc	4,032	81,043
Altra Industrial Motion Corp	15,153	590,209
American Outdoor Brands Corp *	32,549	644,796
American Railcar Industries Inc	4,714	193,745
American Superconductor Corp *	6,962	47,759
Ampco-Pittsburgh Corp	5,314	74,662
Apogee Enterprises Inc	16,645	992,208
Applied Industrial Technologies Inc	21,502	1,329,899
Applied Optoelectronics Inc *	10,307	578,738
Aqua Metals Inc *	6,349	124,059
AquaVenture Holdings Ltd *	1,957	33,406
ArcBest Corp	14,437	375,362
Ardmore Shipping Corp (Ireland)	16,848	135,626
Argan Inc	7,965	526,885
Armstrong Flooring Inc *	14,643	269,724
Astec Industries Inc	11,628	715,064
Astronics Corp *	10,613	336,750
Atkore International Group Inc *	7,621	200,280
Atlas Air Worldwide Holdings Inc *	14,789	820,050
AVX Corp	25,234	413,333
AZZ Inc	15,712	934,864
Babcock & Wilcox Enterprises Inc *	28,869	269,636
Badger Meter Inc	16,845	619,054
Barnes Group Inc	29,720	1,525,825
Bel Fuse Inc ‘B’	6,412	163,827
Belden Inc	24,817	1,717,088
Benchmark Electronics Inc *	29,796	947,513
Boise Cascade Co *	22,406	598,240
Brady Corp ‘A’	27,380	1,058,237
Briggs & Stratton Corp	23,875	535,994
Builders FirstSource Inc *	48,972	729,683
Caesarstone Ltd * (Israel)	13,661	495,211
Casella Waste Systems Inc ‘A’ *	24,643	347,713
CECO Environmental Corp	18,005	189,233
Celadon Group Inc	17,286	113,223
Chart Industries Inc *	17,703	618,543
Chase Corp	4,245	404,973
CIRCOR International Inc	9,981	593,271
Coherent Inc *	14,398	2,960,805
Columbus McKinnon Corp	10,831	268,825
Comfort Systems USA Inc	21,621	792,410
Continental Building Products Inc *	20,182	494,459
Control4 Corp *	13,147	207,591
Costamare Inc (Monaco)	15,823	105,381
Covenant Transportation Group Inc ‘A’ *	7,299	137,221
CTS Corp	18,366	391,196
Cubic Corp	15,092	796,858
Curtiss-Wright Corp	26,425	2,411,545
DHT Holdings Inc	57,874	258,697
Dorian LPG Ltd *	15,752	165,869
Ducommun Inc *	6,928	199,457
DXP Enterprises Inc *	8,874	336,058
Dycom Industries Inc *	18,234	1,694,850
Echo Global Logistics Inc *	15,803	337,394
Electro Scientific Industries Inc *	15,957	111,220
EMCOR Group Inc	35,921	2,261,227
Encore Wire Corp	11,928	548,688

	Shares	Value
Energous Corp *	9,153	$142,787
Energy Recovery Inc *	21,675	180,336
EnerSys	26,006	2,052,914
EnPro Industries Inc	13,158	936,323
ESCO Technologies Inc	15,411	895,379
Esterline Technologies Corp *	17,415	1,498,561
Exponent Inc	15,678	933,625
Fabrinet * (Thailand)	20,915	879,057
FARO Technologies Inc *	9,636	344,487
Federal Signal Corp	35,793	494,301
Fluidigm Corp *	18,198	103,547
Forterra Inc *	9,841	191,900
Forward Air Corp	17,488	831,904
Franklin Electric Co Inc	27,749	1,194,594
FreightCar America Inc	7,671	96,118
Frontline Ltd (Norway)	40,994	276,300
GasLog Ltd (Monaco)	25,844	396,705
GATX Corp	24,136	1,471,331
Gencor Industries Inc *	4,890	73,106
Gener8 Maritime Inc *	24,429	138,512
Generac Holdings Inc *	34,742	1,295,182
General Cable Corp	27,510	493,804
Gibraltar Industries Inc *	18,922	779,586
Global Brass & Copper Holdings Inc	12,001	412,834
Golar LNG Ltd (NOTC) (Bermuda)	57,195	1,597,456
GoPro Inc ‘A’ *	57,901	503,739
GP Strategies Corp *	8,178	206,903
Graham Corp	6,279	144,417
Granite Construction Inc	23,774	1,193,217
Greif Inc ‘A’	15,007	826,736
Greif Inc ‘B’	3,437	224,436
Griffon Corp	18,728	461,645
Handy & Harman Ltd *	1,220	33,184
Hardinge Inc	6,782	76,230
Harsco Corp *	46,919	598,217
Haynes International Inc	6,339	241,643
Headwaters Inc *	44,181	1,037,370
Heartland Express Inc	27,656	554,503
Heritage-Crystal Clean Inc *	8,464	115,957
Hill International Inc *	23,866	99,044
Hillenbrand Inc	34,640	1,241,844
Hornbeck Offshore Services Inc *	20,254	89,725
Hub Group Inc ‘A’ *	20,170	935,888
Hurco Cos Inc	4,058	126,204
Hyster-Yale Materials Handling Inc	5,071	285,954
Ichor Holdings Ltd *	1,868	37,042
IES Holdings Inc *	4,733	85,667
II-VI Inc *	35,042	1,263,264
Insteel Industries Inc	9,985	360,858
International Seaways Inc *	7,535	144,069
Itron Inc *	19,473	1,182,011
JELD-WEN Holding Inc *	13,770	452,344
John Bean Technologies Corp	17,826	1,567,797
Joy Global Inc	58,502	1,652,681
Kadant Inc	6,018	357,168
Kaman Corp	16,151	777,348
KapStone Paper & Packaging Corp	50,630	1,169,553
Kennametal Inc	47,077	1,846,831
Kimball Electronics Inc *	17,923	303,795
KLX Inc *	31,945	1,427,941
Knight Transportation Inc	39,779	1,247,072
Knowles Corp *	52,837	1,001,261
Kratos Defense & Security Solutions Inc *	35,683	277,614
Lawson Products Inc *	3,860	86,657
Layne Christensen Co *	10,818	95,631
Lindsay Corp	6,515	574,102
Littelfuse Inc	13,076	2,090,983
Louisiana-Pacific Corp *	85,791	2,129,333
LSB Industries Inc *	12,473	116,997
LSI Industries Inc	13,287	134,066

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Lydall Inc *	9,698	$519,813
Marten Transport Ltd	12,622	295,986
Masonite International Corp *	18,182	1,440,923
MasTec Inc *	39,170	1,568,758
Matson Inc	26,210	832,430
Mesa Laboratories Inc	1,938	237,793
Methode Electronics Inc	22,162	1,010,587
Milacron Holdings Corp *	9,216	171,510
Mistras Group Inc *	11,152	238,430
Moog Inc ‘A’ *	19,270	1,297,834
MSA Safety Inc	18,329	1,295,677
Mueller Industries Inc	33,205	1,136,607
Mueller Water Products Inc ‘A’	94,306	1,114,697
Multi Packaging Solutions International Ltd *	13,546	243,151
Multi-Color Corp	8,189	581,419
Myers Industries Inc	12,002	190,232
MYR Group Inc *	8,662	355,142
National Presto Industries Inc	2,968	303,330
Navios Maritime Acquisition Corp	51,908	89,282
NCI Building Systems Inc *	16,940	290,521
NL Industries Inc *	3,396	21,904
NN Inc	16,696	420,739
Nordic American Tankers Ltd	55,181	451,381
Novanta Inc *	19,467	516,849
NV5 Global Inc *	4,683	176,081
NVE Corp	3,001	248,453
Olympic Steel Inc	5,759	106,887
Omega Flex Inc	1,397	66,763
Orion Group Holdings Inc *	17,506	130,770
OSI Systems Inc *	10,514	767,417
Overseas Shipholding Group Inc ‘A’	22,608	87,267
PAM Transportation Services Inc *	1,488	24,240
Park Electrochemical Corp	12,616	225,322
Park-Ohio Holdings Corp	5,468	196,575
Patrick Industries Inc *	9,218	653,556
PGT Innovations Inc *	29,666	318,910
Plexus Corp *	20,143	1,164,265
Ply Gem Holdings Inc *	13,576	267,447
Powell Industries Inc	5,638	194,173
Power Solutions International Inc *	3,220	32,490
Primoris Services Corp	23,227	539,331
Proto Labs Inc *	14,924	762,616
Quanex Building Products Corp	19,483	394,531
Radiant Logistics Inc *	20,948	104,740
Raven Industries Inc	21,590	627,189
RBC Bearings Inc *	13,687	1,328,871
Rexnord Corp *	48,794	1,126,166
Roadrunner Transportation Systems Inc *	17,679	121,455
Rogers Corp *	10,534	904,555
Saia Inc *	15,406	682,486
Sanmina Corp *	43,402	1,762,121
Scorpio Bulkers Inc *	28,525	262,430
Scorpio Tankers Inc (Monaco)	88,581	393,300
Ship Finance International Ltd (Norway)	35,045	515,161
Simpson Manufacturing Co Inc	24,263	1,045,493
Sparton Corp *	6,162	129,340
SPX Corp *	25,386	615,610
SPX FLOW Inc *	21,472	745,293
Standex International Corp	7,376	738,706
Stoneridge Inc *	17,268	313,242
Sturm Ruger & Co Inc	11,564	619,252
Summit Materials Inc ‘A’ *	63,500	1,569,085
Sun Hydraulics Corp	13,046	471,091
Swift Transportation Co *	44,062	905,033
SYNNEX Corp	17,304	1,937,010
TASER International Inc *	31,574	719,571
Tech Data Corp *	20,433	1,918,659
Teekay Corp (Bermuda)	30,374	277,922
Teekay Tankers Ltd ‘A’ (Bermuda)	73,024	149,699
Teledyne Technologies Inc *	20,399	2,579,658

	Shares	Value
Tennant Co	10,150	$737,397
Tetra Tech Inc	34,617	1,414,104
The Gorman-Rupp Co	10,211	320,625
The Greenbrier Cos Inc	16,176	697,186
The Manitowoc Co Inc *	80,292	457,664
Tidewater Inc *	29,434	33,849
TimkenSteel Corp *	22,658	428,463
TopBuild Corp *	22,969	1,079,543
TRC Cos Inc *	11,831	206,451
Tredegar Corp	15,538	272,692
Trex Co Inc *	17,408	1,207,941
TriMas Corp *	25,624	531,698
Trinseo SA	16,523	1,108,693
Triumph Group Inc	29,105	749,454
TTM Technologies Inc *	42,234	681,234
Tutor Perini Corp *	21,943	697,787
UFP Technologies Inc *	3,877	100,414
Universal Display Corp	24,613	2,119,179
Universal Forest Products Inc	11,499	1,133,111
Universal Logistics Holdings Inc	5,429	77,906
US Concrete Inc *	8,380	540,929
US Ecology Inc	13,025	610,221
USA Truck Inc *	5,837	42,902
Vicor Corp *	10,146	163,351
Vishay Intertechnology Inc	81,950	1,348,077
Vishay Precision Group Inc *	7,826	123,651
VSE Corp	5,392	219,994
Watts Water Technologies Inc ‘A’	16,291	1,015,744
Werner Enterprises Inc	25,658	672,240
Willis Lease Finance Corp *	2,747	61,395
Woodward Inc	31,415	2,133,707
Worthington Industries Inc	26,686	1,203,272
XPO Logistics Inc *	58,284	2,791,221
YRC Worldwide Inc *	20,477	225,452
ZAGG Inc *	17,105	123,156

		158,819,398

Technology - 10.2%

2U Inc *	21,943	870,259
3D Systems Corp *	64,789	969,243
ACI Worldwide Inc *	67,528	1,444,424
Actua Corp *	22,964	322,644
Acxiom Corp *	46,990	1,337,805
Advanced Micro Devices Inc *	444,562	6,468,377
Agilysys Inc *	9,287	87,762
ALJ Regional Holdings Inc *	13,410	49,885
Alpha & Omega Semiconductor Ltd *	11,749	201,965
Ambarella Inc *	18,793	1,028,165
Amber Road Inc *	12,577	97,094
American Software Inc ‘A’	17,364	178,502
Amkor Technology Inc *	57,715	668,917
Appfolio Inc ‘A’ *	5,250	142,800
Apptio Inc ‘A’ *	2,842	33,337
Aspen Technology Inc *	46,394	2,733,534
Avid Technology Inc *	20,378	94,961
Axcelis Technologies Inc *	17,390	326,932
Barracuda Networks Inc *	13,793	318,756
Bazaarvoice Inc *	50,887	218,814
Benefitfocus Inc *	8,117	226,870
Blackbaud Inc	27,857	2,135,796
Blackline Inc *	4,354	129,575
Bottomline Technologies de Inc *	22,329	528,081
Box Inc ‘A’ *	30,524	497,846
Brightcove Inc *	19,992	177,929
BroadSoft Inc *	17,731	712,786
Brooks Automation Inc	40,520	907,648
Cabot Microelectronics Corp	14,191	1,087,173
CACI International Inc ‘A’ *	14,424	1,691,935
Callidus Software Inc *	35,317	754,018
Carbonite Inc *	11,131	225,959

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Castlight Health Inc ‘B’ *	23,286	$84,994
Cavium Inc *	38,178	2,735,835
CEVA Inc *	11,346	402,783
Cirrus Logic Inc *	37,445	2,272,537
Cogint Inc *	8,996	41,831
Cohu Inc	15,963	294,677
CommVault Systems Inc *	22,648	1,150,518
Computer Programs & Systems Inc	7,060	197,680
Convergys Corp	52,348	1,107,160
Cornerstone OnDemand Inc *	30,308	1,178,678
Cotiviti Holdings Inc *	7,328	305,065
Coupa Software Inc *	4,097	104,064
Cray Inc *	22,914	501,817
CSG Systems International Inc	19,695	744,668
Diebold Nixdorf Inc	41,214	1,265,270
Digi International Inc *	15,320	182,308
Digimarc Corp *	5,902	159,354
Diodes Inc *	22,498	541,077
DMC Global Inc	8,376	103,862
DSP Group Inc *	13,760	165,120
Eastman Kodak Co *	11,202	128,823
Ebix Inc	14,758	903,927
Electronics For Imaging Inc *	28,271	1,380,473
EMCORE Corp	16,189	145,701
Engility Holdings Inc *	11,120	321,813
Entegris Inc *	83,792	1,960,733
Envestnet Inc *	25,040	808,792
EPAM Systems Inc *	28,647	2,163,421
Everbridge Inc *	1,717	35,250
Evolent Health Inc ‘A’ *	10,396	231,831
Exa Corp *	8,536	108,407
Exar Corp *	24,282	315,909
ExlService Holdings Inc *	19,931	943,932
Fair Isaac Corp	18,441	2,377,967
Five9 Inc *	20,818	342,664
FormFactor Inc *	41,519	492,000
GigPeak Inc *	38,636	118,999
Globant SA *	14,992	545,709
Glu Mobile Inc *	66,087	150,017
Guidance Software Inc *	13,593	80,199
Hortonworks Inc *	25,234	247,546
HubSpot Inc *	17,181	1,040,310
Immersion Corp *	17,334	150,112
Impinj Inc *	3,506	106,127
InnerWorkings Inc *	23,079	229,867
Inphi Corp *	23,632	1,153,714
Insight Enterprises Inc *	22,012	904,473
Instructure Inc *	6,538	152,989
Integrated Device Technology Inc *	80,081	1,895,517
InvenSense Inc *	48,082	607,276
IXYS Corp	15,223	221,495
j2 Global Inc	27,922	2,342,935
Jive Software Inc *	36,090	155,187
Kopin Corp *	28,957	118,724
Lattice Semiconductor Corp *	66,993	463,592
LivePerson Inc *	35,237	241,373
Lumentum Holdings Inc *	29,930	1,596,765
MACOM Technology Solutions Holdings Inc *	18,487	892,922
ManTech International Corp ‘A’	14,496	501,996
MAXIMUS Inc	38,341	2,384,810
MaxLinear Inc ‘A’ *	33,605	942,620
Maxwell Technologies Inc *	19,170	111,378
Medidata Solutions Inc *	32,624	1,882,079
Mercury Systems Inc *	25,519	996,517
Microsemi Corp *	67,772	3,492,291
MicroStrategy Inc ‘A’ *	5,730	1,076,094
MINDBODY Inc ‘A’ *	8,918	244,799
Mitek Systems Inc *	18,672	124,169
MKS Instruments Inc	31,591	2,171,881

	Shares	Value
MobileIron Inc *	25,986	$113,039
Model N Inc *	14,580	152,361
Monolithic Power Systems Inc	23,142	2,131,378
Monotype Imaging Holdings Inc	22,726	456,793
MTS Systems Corp	9,829	541,086
Nanometrics Inc *	14,823	451,509
NCI Inc ‘A’ *	3,758	56,558
NetScout Systems Inc *	53,002	2,011,426
NeuStar Inc ‘A’ *	8,490	281,444
New Relic Inc *	12,635	468,379
Nimble Storage Inc *	39,486	493,575
Omnicell Inc *	21,306	866,089
Park City Group Inc *	7,565	93,428
Paycom Software Inc *	26,189	1,506,129
PDF Solutions Inc *	16,789	379,767
pdvWireless Inc *	6,394	139,709
Pegasystems Inc	21,876	959,263
Photronics Inc *	36,247	387,843
Planet Payment Inc *	26,815	106,724
Power Integrations Inc	16,428	1,080,141
Progress Software Corp	30,212	877,659
PROS Holdings Inc *	15,992	386,846
Pure Storage Inc ‘A’ *	39,920	392,414
QAD Inc ‘A’	6,430	179,076
Quality Systems Inc *	28,443	433,471
Qualys Inc *	15,823	599,692
Radisys Corp *	21,946	87,784
Rambus Inc *	65,676	862,983
RealPage Inc *	32,739	1,142,591
Rosetta Stone Inc *	11,718	114,251
Rudolph Technologies Inc *	17,990	402,976
Sapiens International Corp NV (Israel)	14,754	190,032
Science Applications International Corp	25,207	1,875,401
SecureWorks Corp ‘A’ *	3,525	33,488
Semtech Corp *	38,007	1,284,637
Sigma Designs Inc *	21,903	136,894
Silicon Laboratories Inc *	24,296	1,786,971
Silver Spring Networks Inc *	22,514	254,183
SPS Commerce Inc *	10,228	598,236
Stratasys Ltd *	27,748	568,557
Super Micro Computer Inc *	23,106	585,737
Sykes Enterprises Inc *	24,007	705,806
Synaptics Inc *	21,175	1,048,374
Synchronoss Technologies Inc *	24,942	608,585
Syntel Inc	18,275	307,568
Take-Two Interactive Software Inc *	56,582	3,353,615
TeleTech Holdings Inc	10,519	311,362
The ExOne Co *	7,723	78,697
The KeyW Holding Corp *	22,653	213,844
Ultra Clean Holdings Inc *	19,397	327,227
Ultratech Inc *	12,093	358,195
Unisys Corp *	31,803	443,652
USA Technologies Inc *	22,376	95,098
Varonis Systems Inc *	6,822	216,940
Veeco Instruments Inc *	23,826	711,206
Verint Systems Inc *	36,409	1,579,240
Virtusa Corp *	15,956	482,190
Vocera Communications Inc *	12,079	299,922
Workiva Inc *	13,814	216,189
Xactly Corp *	14,505	172,610
Xcerra Corp *	33,872	301,122
Xperi Corp	28,808	978,032

		118,495,209

Utilities - 3.4%

ALLETE Inc	29,562	2,001,643
Ameresco Inc ‘A’ *	14,564	95,394
American States Water Co	21,953	972,518
Artesian Resources Corp ‘A’	4,770	155,311
Atlantic Power Corp *	76,148	201,792

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Atlantica Yield PLC (Spain)	33,725	$706,876
Avista Corp	36,092	1,409,393
Black Hills Corp	30,664	2,038,236
California Water Service Group	28,151	1,009,213
Chesapeake Utilities Corp	9,439	653,179
Connecticut Water Service Inc	4,338	230,565
Consolidated Water Co Ltd (Cayman)	8,968	104,477
Delta Natural Gas Co Inc	3,827	116,149
Dynegy Inc *	68,355	537,270
El Paso Electric Co	24,316	1,227,958
EnerNOC Inc *	16,774	100,644
Genie Energy Ltd ‘B’	8,921	64,588
Global Water Resources Inc	4,838	42,091
IDACORP Inc	30,107	2,497,677
MGE Energy Inc	20,372	1,324,180
Middlesex Water Co	9,882	365,140
New Jersey Resources Corp	51,278	2,030,609
Northwest Natural Gas Co	16,336	965,458
NorthWestern Corp	28,638	1,681,050
NRG Yield Inc ‘A’	21,722	377,745
NRG Yield Inc ‘C’	38,751	685,893
ONE Gas Inc	31,130	2,104,388
Ormat Technologies Inc	22,651	1,292,919
Otter Tail Corp	22,911	868,327
PNM Resources Inc	47,121	1,743,477
Portland General Electric Co	53,450	2,374,249
SJW Group	9,422	454,329
South Jersey Industries Inc	47,458	1,691,878
Southwest Gas Holdings Inc	26,863	2,227,211
Spark Energy Inc ‘A’	3,153	100,738
Spire Inc	26,580	1,794,150
The York Water Co	7,833	274,547
Unitil Corp	8,628	388,519
WGL Holdings Inc	30,205	2,492,819

		39,402,600

Total Common Stocks (Cost $914,495,902)		1,127,875,138

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $28,682,258; collateralized by U.S. Treasury Notes: 1.125% due 02/28/21 and value $29,257,080)	$28,682,043	$28,682,043

Total Short-Term Investment (Cost $28,682,043)		28,682,043

TOTAL INVESTMENTS - 99.8% (Cost $943,251,424)		1,156,708,772

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,863,047

NET ASSETS - 100.0%		$1,158,571,819

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $151,591 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	As of March 31, 2017, $1,520,600 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (06/17)	452	$539,339

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$151,591	$-	$-	$151,591
	Common Stocks	1,127,875,138	1,127,875,138	-	-
	Short-Term Investment	28,682,043	-	28,682,043	-
	Derivatives:
	Equity Contracts
	Futures	539,339	539,339	-	-

	Total	$1,157,248,111	$1,128,414,477	$28,682,043	$151,591

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Communications - 4.4%

Extreme Networks Inc *	535,280	$4,019,953
FTD Cos Inc *	369,863	7,449,041
Infinera Corp *	362,600	3,709,398
NETGEAR Inc *	85,850	4,253,868
Scholastic Corp	180,650	7,690,270

		27,122,530

Consumer, Cyclical - 15.0%

Anixter International Inc *	86,720	6,876,896
Bloomin’ Brands Inc	432,240	8,528,095
Caleres Inc	213,574	5,642,625
Citi Trends Inc	346,959	5,898,303
Crocs Inc *	530,610	3,751,413
Dana Inc	438,810	8,473,421
Ethan Allen Interiors Inc	218,070	6,683,845
Knoll Inc	139,310	3,316,971
Red Robin Gourmet Burgers Inc *	137,380	8,029,861
Regal Entertainment Group ‘A’	347,270	7,841,357
SkyWest Inc	241,580	8,274,115
Tenneco Inc	118,220	7,379,292
The Children’s Place Inc	45,654	5,480,763
Wesco Aircraft Holdings Inc *	536,860	6,120,204

		92,297,161

Consumer, Non-Cyclical - 10.7%

ABM Industries Inc	114,790	5,004,844
Booz Allen Hamilton Holding Corp	170,840	6,046,027
Cott Corp (Canada)	419,183	5,181,102
Horizon Pharma PLC *	299,110	4,420,846
ICON PLC *	98,410	7,845,245
LifePoint Health Inc *	113,220	7,415,910
Molina Healthcare Inc *	130,370	5,944,872
Sotheby’s *	174,860	7,952,633
TrueBlue Inc *	298,760	8,171,086
Viad Corp	87,454	3,952,921
WellCare Health Plans Inc *	26,570	3,725,380

		65,660,866

Energy - 7.9%

Oasis Petroleum Inc *	502,960	7,172,209
Oil States International Inc *	176,920	5,864,898
Patterson-UTI Energy Inc	250,150	6,071,140
QEP Resources Inc *	498,870	6,340,638
RPC Inc	426,970	7,817,821
SM Energy Co	273,600	6,571,872
SRC Energy Inc *	1,034,320	8,729,661

		48,568,239

Financial - 27.4%

1st Source Corp	127,485	5,985,421
Armada Hoffler Properties Inc REIT	279,580	3,883,366
Associated Banc-Corp	372,170	9,080,948
Customers Bancorp Inc *	250,457	7,896,909
Education Realty Trust Inc REIT	157,640	6,439,594
Essent Group Ltd *	149,457	5,405,860
First American Financial Corp	100,940	3,964,923
First Commonwealth Financial Corp	456,620	6,054,781
Fulton Financial Corp	366,950	6,550,058
Gramercy Property Trust REIT	305,299	8,029,364
HomeStreet Inc *	189,830	5,305,749
Hope Bancorp Inc	393,973	7,552,462
Huntington Bancshares Inc	260,494	3,488,015
Independence Realty Trust Inc REIT	478,720	4,485,606
Independent Bank Group Inc	129,005	8,295,022
National Storage Affiliates Trust REIT	364,390	8,708,921
Ramco-Gershenson Properties Trust REIT	362,312	5,079,614
Selective Insurance Group Inc	139,120	6,559,508

	Shares	Value
State Auto Financial Corp	114,305	$3,137,672
Sterling Bancorp	427,710	10,136,727
Synovus Financial Corp	157,040	6,441,781
Texas Capital Bancshares Inc *	127,210	10,615,674
Validus Holdings Ltd	64,110	3,615,163
Webster Financial Corp	180,960	9,055,238
WSFS Financial Corp	106,632	4,899,740
Zions Bancorp	188,090	7,899,780

		168,567,896

Industrial - 17.0%

AECOM *	195,801	6,968,557
Air Transport Services Group Inc *	211,215	3,390,001
Atlas Air Worldwide Holdings Inc *	98,060	5,437,427
Covenant Transportation Group Inc ‘A’ *	363,080	6,825,904
EnerSys	103,990	8,208,971
Esterline Technologies Corp *	81,120	6,980,376
General Cable Corp	266,080	4,776,136
Graphic Packaging Holding Co	682,370	8,782,102
Oshkosh Corp	114,340	7,842,581
Regal Beloit Corp	83,090	6,285,758
Saia Inc *	129,270	5,726,661
SPX FLOW Inc *	207,490	7,201,978
Terex Corp	198,070	6,219,398
Trinseo SA	92,600	6,213,460
Tutor Perini Corp *	295,070	9,383,226
Vishay Intertechnology Inc	235,442	3,873,021

		104,115,557

Technology - 13.7%

Cabot Microelectronics Corp	56,930	4,361,407
CSG Systems International Inc	170,650	6,452,277
Cypress Semiconductor Corp	551,471	7,588,241
FormFactor Inc *	510,963	6,054,912
Integrated Device Technology Inc *	188,300	4,457,061
Kulicke & Soffa Industries Inc * (Singapore)	365,310	7,423,099
Mellanox Technologies Ltd * (Israel)	77,340	3,940,473
Mitel Networks Corp *	891,789	6,180,098
NCR Corp *	152,370	6,960,262
Photronics Inc *	438,030	4,686,921
Unisys Corp *	470,060	6,557,337
VeriFone Systems Inc *	249,080	4,665,268
Verint Systems Inc *	214,890	9,320,854
Virtusa Corp *	127,570	3,855,165
WNS Holdings Ltd ADR * (India)	66,400	1,899,704

		84,403,079

Utilities - 2.2%

PNM Resources Inc	216,570	8,013,090
Portland General Electric Co	127,860	5,679,541

		13,692,631

Total Common Stocks (Cost $517,345,902)		604,427,959

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $8,533,139; collateralized by U.S. Treasury Notes: 1.250% due 03/31/21 and value $8,703,924)	$8,533,075	$8,533,075

Total Short-Term Investment (Cost $8,533,075)		8,533,075

TOTAL INVESTMENTS - 99.7% (Cost $525,878,977)		612,961,034

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,039,173

NET ASSETS - 100.0%		$615,000,207

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$604,427,959	$604,427,959	$-	$-
	Short-Term Investment	8,533,075	-	8,533,075	-

	Total	$612,961,034	$604,427,959	$8,533,075	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Basic Materials - 0.3%

AdvanSix Inc *	119,414	$3,262,390

Communications - 8.3%

CBS Corp ‘B’	142,285	9,868,888
Charter Communications Inc ‘A’ *	29,866	9,775,739
Cisco Systems Inc	408,174	13,796,281
Clear Channel Outdoor Holdings Inc ‘A’	421,813	2,551,969
DISH Network Corp ‘A’ *	265,062	16,828,786
Entercom Communications Corp ‘A’	303,799	4,344,326
Expedia Inc	72,996	9,209,905
Media General Inc * +	337,364	-
Nexstar Media Group Inc	103,839	7,284,306
Sinclair Broadcast Group Inc ‘A’	119,391	4,835,335
T-Mobile US Inc *	85,306	5,509,915
Time Warner Inc	64,658	6,317,733
Verizon Communications Inc	190,620	9,292,725

		99,615,908

Consumer, Cyclical - 11.4%

AutoZone Inc *	13,199	9,543,537
Bed Bath & Beyond Inc	154,485	6,095,978
Best Buy Co Inc	174,742	8,588,569
Brinker International Inc	128,567	5,651,805
Columbia Sportswear Co	113,152	6,647,680
CVS Health Corp	142,025	11,148,963
Delta Air Lines Inc	417,321	19,180,073
Genuine Parts Co	88,379	8,167,103
Hanesbrands Inc	266,715	5,537,004
Hilton Grand Vacations Inc *	22,565	646,713
Hilton Worldwide Holdings Inc	124,358	7,269,969
Kohl’s Corp	221,164	8,804,539
La Quinta Holdings Inc *	423,029	5,719,352
Newell Brands Inc	124,678	5,881,061
Red Rock Resorts Inc ‘A’	93,628	2,076,669
The Gap Inc	217,593	5,285,334
The Home Depot Inc	65,580	9,629,112
Tiffany & Co	112,814	10,751,174

		136,624,635

Consumer, Non-Cyclical - 14.8%

Aetna Inc	98,615	12,578,343
Allergan PLC	30,086	7,188,147
Cigna Corp	29,266	4,287,176
Coty Inc ‘A’	287,842	5,218,576
Dr Pepper Snapple Group Inc	85,436	8,365,893
HCA Holdings Inc *	113,539	10,103,836
Johnson & Johnson	157,831	19,657,851
Merck & Co Inc	277,082	17,605,790
Molson Coors Brewing Co ‘B’	49,405	4,728,553
PayPal Holdings Inc *	158,028	6,798,365
Pfizer Inc	838,692	28,691,653
Post Holdings Inc *	102,675	8,986,116
The Kroger Co	240,153	7,082,112
The Procter & Gamble Co	137,968	12,396,425
TreeHouse Foods Inc *	98,412	8,331,560
UnitedHealth Group Inc	65,911	10,810,063
VWR Corp *	132,287	3,730,493

		176,560,952

Energy - 7.5%

Apache Corp	174,165	8,950,339
ConocoPhillips	199,508	9,949,464
EQT Corp	135,038	8,250,822
Exxon Mobil Corp	305,206	25,029,944
Kinder Morgan Inc	318,895	6,932,777
Marathon Petroleum Corp	204,334	10,327,040

	Shares	Value
Murphy USA Inc *	50,152	$3,682,160
PBF Energy Inc ‘A’	260,411	5,773,312
Phillips 66	131,277	10,399,764

		89,295,622

Financial - 36.3%

Alleghany Corp *	4,625	2,842,803
Allied World Assurance Co Holdings AG	157,532	8,364,949
Ally Financial Inc	427,015	8,681,215
American Homes 4 Rent ‘A’ REIT	369,298	8,479,082
American International Group Inc	297,819	18,592,840
Athene Holding Ltd ‘A’ *	66,000	3,299,340
Bank of America Corp	1,369,642	32,309,855
Brixmor Property Group Inc REIT	294,439	6,318,661
Capital One Financial Corp	305,745	26,495,862
CBRE Group Inc ‘A’ *	169,565	5,899,166
Chubb Ltd	80,274	10,937,333
Citigroup Inc	235,014	14,058,538
Citizens Financial Group Inc	364,468	12,592,369
CNO Financial Group Inc	211,142	4,328,411
EastGroup Properties Inc REIT	72,399	5,323,498
Fifth Third Bancorp	288,055	7,316,597
First Republic Bank	82,829	7,770,189
Invesco Ltd	179,442	5,496,308
Kimco Realty Corp REIT	302,543	6,683,175
Loews Corp	521,485	24,389,853
M&T Bank Corp	107,822	16,683,298
Marsh & McLennan Cos Inc	47,545	3,513,100
Mid-America Apartment Communities Inc REIT	41,210	4,192,705
Morgan Stanley	190,354	8,154,765
Northern Trust Corp	91,616	7,932,113
Outfront Media Inc REIT	267,786	7,109,718
Park Hotels & Resorts Inc REIT	83,133	2,134,024
Prudential Financial Inc	50,590	5,396,941
Rayonier Inc REIT	349,285	9,898,737
SunTrust Banks Inc	260,589	14,410,572
T Rowe Price Group Inc	185,833	12,664,519
The Charles Schwab Corp	205,680	8,393,801
The Hartford Financial Services Group Inc	258,480	12,425,134
The PNC Financial Services Group Inc	146,185	17,577,284
The Travelers Cos Inc	93,447	11,264,101
Unum Group	141,783	6,648,205
US Bancorp	244,449	12,589,124
Wells Fargo & Co	843,045	46,923,885
Weyerhaeuser Co REIT	150,815	5,124,694

		433,216,764

Industrial - 9.1%

Arrow Electronics Inc *	109,839	8,063,281
Ball Corp	163,466	12,138,985
Carlisle Cos Inc	106,085	11,288,505
Dover Corp	110,378	8,868,872
Energizer Holdings Inc	88,423	4,929,582
Graphic Packaging Holding Co	447,686	5,761,719
Honeywell International Inc	100,537	12,554,055
Illinois Tool Works Inc	65,831	8,720,633
KapStone Paper & Packaging Corp	196,320	4,534,992
Martin Marietta Materials Inc	36,640	7,996,680
United Technologies Corp	118,224	13,265,915
WestRock Co	190,982	9,936,794

		108,060,013

Technology - 4.4%

Hewlett Packard Enterprise Co	335,697	7,956,019
KLA-Tencor Corp	62,176	5,911,072
Microsoft Corp	234,184	15,423,358
QUALCOMM Inc	151,894	8,709,602
Texas Instruments Inc	186,287	15,007,281

		53,007,332

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Utilities - 5.6%

American Electric Power Co Inc	180,700	$12,130,391
Duke Energy Corp	75,452	6,187,819
Edison International	116,128	9,244,950
Eversource Energy	115,300	6,777,334
NextEra Energy Inc	94,241	12,097,717
Sempra Energy	65,332	7,219,186
Xcel Energy Inc	285,353	12,683,941

		66,341,338

Total Common Stocks (Cost $971,362,892)		1,165,984,954

	Principal Amount

SHORT-TERM INVESTMENT - 2.4%

Repurchase Agreement - 2.4%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $28,270,524; collateralized by U.S. Treasury Notes: 1.250% due 03/31/21 and value $28,840,306)	$28,270,312	28,270,312

Total Short-Term Investment (Cost $28,270,312)		28,270,312

TOTAL INVESTMENTS - 100.1% (Cost $999,633,204)		1,194,255,266

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,092,211)

NET ASSETS - 100.0%		$1,193,163,055

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,165,984,954	$1,165,984,954	$-	$-
	Short-Term Investment	28,270,312	-	28,270,312	-

	Total	$1,194,255,266	$1,165,984,954	$28,270,312	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Malaysia - 0.0%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	82,611	$29,307

Total Warrants (Cost $38,924)		29,307

PREFERRED STOCKS - 1.6%

Brazil - 1.5%

Lojas Americanas SA	5,705,770	29,817,414

India - 0.1%

Zee Entertainment Enterprises Ltd	13,018,073	1,896,527

Total Preferred Stocks (Cost $26,971,100)		31,713,941

COMMON STOCKS - 96.6%

Argentina - 0.1%

MercadoLibre Inc	14,000	2,960,580

Brazil - 5.9%

Ambev SA ADR	3,380,220	19,470,067
BM&FBovespa SA	6,367,543	39,235,260
Embraer SA ADR	697,713	15,405,503
Estacio Participacoes SA	2,905,700	14,729,911
Kroton Educacional SA	2,745,290	11,645,515
Sul America SA	2,094,504	11,166,317
Ultrapar Participacoes SA	144,900	3,314,936

		114,967,509

China - 20.0%

3SBio Inc * ~	3,369,500	4,163,305
Alibaba Group Holding Ltd ADR *	1,121,506	120,931,992
Baidu Inc ADR *	121,200	20,909,424
China Lodging Group Ltd ADR *	331,253	20,554,249
Ctrip.com International Ltd ADR *	740,520	36,396,558
New Oriental Education & Technology Group Inc ADR *	483,950	29,220,901
Sinopharm Group Co Ltd ‘H’	5,311,600	24,658,939
SOHO China Ltd	9,608,000	5,142,904
Tencent Holdings Ltd	3,722,118	107,232,371
Tingyi Cayman Islands Holding Corp	5,386,000	6,763,883
Want Want China Holdings Ltd	20,645,000	14,297,420

		390,271,946

Colombia - 1.4%

Grupo Aval Acciones y Valores SA ADR	1,784,520	14,579,529
Grupo de Inversiones Suramericana SA	871,656	11,848,540

		26,428,069

Egypt - 0.5%

Commercial International Bank Egypt SAE	2,444,753	10,230,039

France - 3.0%

Kering	126,604	32,722,680
LVMH Moet Hennessy Louis Vuitton SE	117,941	25,922,515

		58,645,195

	Shares	Value
Hong Kong - 5.7%

AIA Group Ltd	8,110,600	$51,193,745
Hang Lung Group Ltd	1,500,000	6,398,091
Hong Kong Exchanges & Clearing Ltd	529,869	13,370,687
Jardine Strategic Holdings Ltd (XSES)	841,970	35,371,192
Melco Crown Entertainment Ltd ADR	248,290	4,603,296

		110,937,011

India - 15.7%

Apollo Hospitals Enterprise Ltd	786,467	14,112,555
Biocon Ltd	289,540	5,049,189
Cholamandalam Investment & Finance Co Ltd	314,885	4,680,011
Dr Reddy’s Laboratories Ltd	350,143	14,177,230
Glenmark Pharmaceuticals Ltd	731,378	9,597,544
Housing Development Finance Corp Ltd	4,424,248	102,356,718
Infosys Ltd	3,555,629	56,054,843
Kotak Mahindra Bank Ltd	1,814,940	24,378,641
Tata Consultancy Services Ltd	617,870	23,138,550
UltraTech Cement Ltd	260,276	15,973,345
Zee Entertainment Enterprises Ltd	4,306,733	35,515,567

		305,034,193

Indonesia - 2.3%

P.T. Astra International Tbk	29,915,500	19,363,004
P.T. Bank Mandiri Persero Tbk	15,770,500	13,850,210
P.T. Indocement Tunggal Prakarsa Tbk	7,750,600	9,658,278
P.T. Semen Indonesia Persero Tbk	3,621,000	2,445,059

		45,316,551

Italy - 1.7%

PRADA SPA	7,764,000	32,657,273

Japan - 1.3%

Murata Manufacturing Co Ltd	176,900	25,202,147

Jordan - 0.2%

Hikma Pharmaceuticals PLC	168,980	4,197,335

Malaysia - 1.9%

Genting Bhd	11,998,100	26,006,274
Genting Malaysia Bhd	8,784,400	10,816,337

		36,822,611

Mexico - 5.0%

Fomento Economico Mexicano SAB de CV	2,754,115	24,425,123
Fomento Economico Mexicano SAB de CV ADR	144,960	12,831,859
Grupo Aeroportuario del Sureste SAB de CV ‘B’	717,695	12,460,785
Grupo Financiero Banorte SAB de CV ‘O’	3,132,456	18,012,804
Grupo Financiero Inbursa SAB de CV ‘O’	11,660,296	19,325,615
Kimberly-Clark de Mexico SAB de CV ‘A’	5,065,741	10,993,393

		98,049,579

Nigeria - 0.3%

Nigerian Breweries PLC	12,156,285	4,585,847
Zenith Bank PLC	56,466,824	2,356,593

		6,942,440

Peru - 0.3%

Credicorp Ltd	32,260	5,268,058

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Philippines - 3.6%

Ayala Corp	144,960	$2,440,925
Ayala Land Inc	14,837,500	9,769,823
Bank of the Philippine Islands	1,126,610	2,272,306
BDO Unibank Inc	1,104,397	2,588,477
Jollibee Foods Corp	2,797,648	11,008,566
SM Investments Corp	1,734,719	24,090,701
SM Prime Holdings Inc	32,226,275	18,172,600

		70,343,398

Poland - 1.4%

Bank Pekao SA	798,825	26,591,250

Russia - 9.4%

Alrosa PJSC	9,873,347	15,959,199
Magnit PJSC (RTS)	375,480	61,777,277
Moscow Exchange MICEX-RTS PJSC	5,297,511	10,494,306
Novatek PJSC GDR (LI) ~	498,673	62,159,934
Sberbank of Russia PJSC ADR	2,908,443	33,616,124

		184,006,840

South Africa - 0.8%

Mediclinic International PLC	606,310	5,415,376
Shoprite Holdings Ltd	756,758	10,944,841

		16,360,217

South Korea - 3.2%

Celltrion Inc *	30,500	2,457,346
LG Household & Health Care Ltd	29,848	21,653,538
NAVER Corp	37,917	28,993,714
Samsung Biologics Co Ltd *	58,831	9,100,384

		62,204,982

Spain - 0.3%

Prosegur Cash SA * ~	2,743,260	6,262,730

Switzerland - 1.7%

Glencore PLC *	8,288,394	32,519,943

Taiwan - 5.5%

Taiwan Semiconductor Manufacturing Co Ltd	17,035,376	106,822,589

Thailand - 0.5%

CP ALL PCL	5,220,200	8,960,752

Turkey - 1.0%

Anadolu Efes Biracilik Ve Malt Sanayii AS	1,837,476	10,020,749
BIM Birlesik Magazalar AS	636,629	9,788,873

		19,809,622

United Arab Emirates - 2.1%

DP World Ltd (NASDAQ)	1,522,882	32,741,963
Emaar Properties PJSC	3,857,682	7,672,465

		40,414,428

United Kingdom - 1.0%

Old Mutual PLC (XJSE)	7,523,402	18,888,796

United States - 0.8%

NIKE Inc ‘B’	277,440	15,461,731

Total Common Stocks (Cost $1,618,455,292)		1,882,577,814

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $26,486,312; collateralized by U.S. Treasury Notes: 1.125% due 02/28/21 and value $27,018,913)	$26,486,114	$26,486,114

Total Short-Term Investment (Cost $26,486,114)		26,486,114

TOTAL INVESTMENTS - 99.6% (Cost $1,671,951,430)		1,940,807,176

OTHER ASSETS & LIABILITIES, NET - 0.4%		7,174,815

NET ASSETS - 100.0%		$1,947,981,991

Notes to Schedule of Investments

(a)	As of March 31, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	24.9%
Consumer, Non-Cyclical	20.3%
Communications	18.2%
Consumer, Cyclical	13.4%
Technology	9.5%
Industrial	4.2%
Energy	3.4%
Others (each less than 3.0%)	5.7%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$29,307	$29,307	$-	$-
	Preferred Stocks	31,713,941	31,713,941	-	-
	Common Stocks
	Argentina	2,960,580	2,960,580	-	-
	Brazil	114,967,509	114,967,509	-	-
	China	390,271,946	228,013,124	162,258,822	-
	Colombia	26,428,069	26,428,069	-	-
	Egypt	10,230,039	10,230,039	-	-
	France	58,645,195	-	58,645,195	-
	Hong Kong	110,937,011	4,603,296	106,333,715	-
	India	305,034,193	-	305,034,193	-
	Indonesia	45,316,551	-	45,316,551	-
	Italy	32,657,273	-	32,657,273	-
	Japan	25,202,147	-	25,202,147	-
	Jordan	4,197,335	-	4,197,335	-
	Malaysia	36,822,611	-	36,822,611	-
	Mexico	98,049,579	98,049,579	-	-
	Nigeria	6,942,440	6,942,440	-	-
	Peru	5,268,058	5,268,058	-	-
	Philippines	70,343,398	2,272,306	68,071,092	-
	Poland	26,591,250	-	26,591,250	-
	Russia	184,006,840	14,434,032	169,572,808	-
	South Africa	16,360,217	-	16,360,217	-
	South Korea	62,204,982	2,457,346	59,747,636	-
	Spain	6,262,730	6,262,730	-	-
	Switzerland	32,519,943	-	32,519,943	-
	Taiwan	106,822,589	-	106,822,589	-
	Thailand	8,960,752	-	8,960,752	-
	Turkey	19,809,622	-	19,809,622	-
	United Arab Emirates	40,414,428	32,741,963	7,672,465	-
	United Kingdom	18,888,796	-	18,888,796	-
	United States	15,461,731	15,461,731	-	-

	Total Common Stocks	1,882,577,814	571,092,802	1,311,485,012	-

	Short-Term Investment	26,486,114	-	26,486,114	-

	Total	$1,940,807,176	$602,836,050	$1,337,971,126	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$23,801,143	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
149,566,419	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Australia - 0.5%

Orica Ltd	732,657	$9,847,803

Belgium - 1.0%

KBC Group NV	313,682	20,794,898

Brazil - 0.9%

Ambev SA ADR	3,280,202	18,893,963

Canada - 4.9%

Canadian National Railway Co (NYSE)	571,996	42,287,664
Element Fleet Management Corp	1,272,564	11,779,722
Loblaw Cos Ltd	246,710	13,386,919
Suncor Energy Inc (TSE)	963,821	29,591,917

		97,046,222

China - 1.1%

Alibaba Group Holding Ltd ADR *	200,147	21,581,851

Denmark - 2.0%

Carlsberg AS ‘B’	137,431	12,690,730
Novo Nordisk AS ‘B’	776,572	26,666,655

		39,357,385

France - 14.7%

Air Liquide SA	410,521	46,872,722
Danone SA	410,345	27,913,693
Dassault Systemes SE	177,785	15,376,936
Engie SA	1,629,200	23,023,223
Hermes International	10,823	5,123,439
L’Oreal SA	105,355	20,263,721
Legrand SA	296,018	17,819,557
LVMH Moet Hennessy Louis Vuitton SE	194,398	42,727,170
Pernod Ricard SA	386,839	45,732,365
Schneider Electric SE (XPAR)	657,696	48,320,051

		293,172,877

Germany - 11.6%

Bayer AG	608,586	70,117,279
Beiersdorf AG	430,296	40,718,494
Linde AG	102,490	17,076,973
Merck KGaA	217,142	24,744,011
MTU Aero Engines AG	94,107	12,234,531
ProSiebenSat.1 Media SE	330,940	14,654,245
SAP SE	523,702	51,379,333

		230,924,866

Hong Kong - 2.8%

AIA Group Ltd	7,635,751	48,196,520
Global Brands Group Holding Ltd *	39,142,699	4,185,078
Li & Fung Ltd	10,051,980	4,360,954

		56,742,552

Israel - 1.3%

Check Point Software Technologies Ltd *	250,370	25,702,984

Italy - 1.4%

Eni SPA	1,284,760	21,035,736
Luxottica Group SPA	145,143	8,009,929

		29,045,665

Japan - 13.5%

Daikin Industries Ltd	195,000	19,663,450
Denso Corp	672,100	29,654,456

	Shares	Value
FANUC Corp	126,600	$26,063,310
Hoya Corp	1,312,900	63,427,189
Japan Tobacco Inc	765,800	24,924,905
Kao Corp	302,900	16,634,219
Kubota Corp	1,115,800	16,818,985
Kyocera Corp	449,700	25,123,551
Shin-Etsu Chemical Co Ltd	115,100	10,004,408
Terumo Corp	1,058,500	36,796,624

		269,111,097

Netherlands - 5.8%

Akzo Nobel NV	403,675	33,417,745
Heineken NV	77,288	6,577,082
ING Groep NV	3,020,931	45,628,935
Randstad Holding NV	523,766	30,194,041

		115,817,803

Singapore - 2.3%

DBS Group Holdings Ltd	2,641,014	36,583,042
Singapore Telecommunications Ltd	3,399,349	9,526,107

		46,109,149

Spain - 1.7%

Amadeus IT Group SA	657,559	33,317,564

Sweden - 1.1%

Hennes & Mauritz AB ‘B’	850,440	21,703,898

Switzerland - 13.5%

Julius Baer Group Ltd	411,511	20,557,453
Kuehne + Nagel International AG	64,132	9,055,644
Nestle SA	1,019,367	78,238,167
Novartis AG	492,852	36,597,963
Roche Holding AG (XVTX)	236,345	60,441,358
UBS Group AG (XVTX)	2,919,229	46,662,747
Zurich Insurance Group AG	67,476	18,006,677

		269,560,009

Taiwan - 1.8%

Taiwan Semiconductor Manufacturing Co Ltd ADR	1,127,230	37,018,233

United Kingdom - 15.5%

Barclays PLC	6,114,313	17,259,359
Compass Group PLC	2,817,662	53,198,047
Diageo PLC	1,182,464	33,860,078
Experian PLC	783,140	15,977,041
Prudential PLC	661,599	13,975,160
Reckitt Benckiser Group PLC	512,584	46,794,671
RELX NV	1,202,142	22,301,647
Rio Tinto PLC	494,916	19,929,126
Rolls-Royce Holdings PLC *	1,470,292	13,889,933
Smiths Group PLC	773,185	15,709,924
WPP PLC	2,534,792	55,560,296

		308,455,282

United States - 1.7%

Delphi Automotive PLC	131,772	10,606,328
Yum China Holdings Inc *	863,128	23,477,082

		34,083,410

Total Common Stocks (Cost $1,807,763,504)		1,978,287,511

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.4%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $3,234,176; collateralized by U.S. Treasury Notes: 1.250% due 03/31/21 and value $3,300,645)	$3,234,151	$3,234,151

U.S. Government Agency Issues - 0.2%

Federal Home Loan Bank
0.304% due 04/03/17	3,054,000	3,054,000
0.456% due 04/03/17	1,018,000	1,018,000

		4,072,000

Total Short-Term Investments (Cost $7,306,075)		7,306,151

TOTAL INVESTMENTS - 99.5% (Cost $1,815,069,579)		1,985,593,662

OTHER ASSETS & LIABILITIES, NET - 0.5%		9,899,013

NET ASSETS - 100.0%		$1,995,492,675

Notes to Schedule of Investments

(a)	As of March 31, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	36.2%
Industrial	16.0%
Financial	13.4%
Consumer, Cyclical	10.2%
Technology	8.2%
Basic Materials	6.4%
Communications	5.1%
Others (each less than 3.0%)	4.0%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$9,847,803	$-	$9,847,803	$-
	Belgium	20,794,898	-	20,794,898	-
	Brazil	18,893,963	18,893,963	-	-
	Canada	97,046,222	97,046,222	-	-
	China	21,581,851	21,581,851	-	-
	Denmark	39,357,385	-	39,357,385	-
	France	293,172,877	-	293,172,877	-
	Germany	230,924,866	-	230,924,866	-
	Hong Kong	56,742,552	-	56,742,552	-
	Israel	25,702,984	25,702,984	-	-
	Italy	29,045,665	-	29,045,665	-
	Japan	269,111,097	-	269,111,097	-
	Netherlands	115,817,803	-	115,817,803	-
	Singapore	46,109,149	-	46,109,149	-
	Spain	33,317,564	-	33,317,564	-
	Sweden	21,703,898	-	21,703,898	-
	Switzerland	269,560,009	-	269,560,009	-
	Taiwan	37,018,233	37,018,233	-	-
	United Kingdom	308,455,282	-	308,455,282	-
	United States	34,083,410	34,083,410	-	-

	Total Common Stocks	1,978,287,511	234,326,663	1,743,960,848	-

	Short-Term Investments	7,306,151	-	7,306,151	-

	Total	$1,985,593,662	$234,326,663	$1,751,266,999	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.6%

Germany - 0.6%

Draegerwerk AG & Co KGaA	33,293	$3,421,164
Schaeffler AG	176,136	3,094,157

		6,515,321

Total Preferred Stocks (Cost $5,916,126)		6,515,321

COMMON STOCKS - 97.5%

Australia - 5.4%

Abacus Property Group REIT	1,063,770	2,632,281
Ansell Ltd	239,068	4,395,477
Aristocrat Leisure Ltd	581,794	7,986,008
Asaleo Care Ltd	1,587,654	2,135,050
Beach Energy Ltd	1,606,586	981,229
Charter Hall Group	900,821	3,797,759
Charter Hall Retail REIT	626,250	2,076,500
CSR Ltd	1,621,306	5,583,401
Link Administration Holdings Ltd	552,850	3,264,650
Metcash Ltd *	2,439,007	4,600,215
Myer Holdings Ltd	3,182,996	2,954,408
Orora Ltd	3,113,254	7,038,891
Regis Resources Ltd	1,351,540	3,414,540
Resolute Mining Ltd	2,745,266	2,735,433
Shopping Centres Australasia Property Group REIT	1,816,663	3,109,320
Sirtex Medical Ltd	139,889	1,912,511
Southern Cross Media Group Ltd	1,975,604	2,112,002
Vita Group Ltd	1,909,299	4,781,070

		65,510,745

Austria - 0.8%

CA Immobilien Anlagen AG *	116,153	2,549,523
Oesterreichische Post AG	53,183	2,118,508
Vienna Insurance Group AG Wiener Versicherung Gruppe	113,091	2,736,159
Wienerberger AG	134,601	2,851,906

		10,256,096

Belgium - 0.3%

Bekaert SA	66,831	3,263,488

Canada - 9.1%

AGF Management Ltd ‘B’	435,100	2,015,427
Aritzia Inc *	233,100	2,722,144
Artis REIT	282,600	2,811,443
Athabasca Oil Corp *	2,854,200	3,283,773
Avigilon Corp *	216,100	2,508,993
Badger Daylighting Ltd	136,800	3,595,263
Bird Construction Inc	293,993	2,212,934
Bonavista Energy Corp	327,460	851,985
BRP Inc *	112,000	2,636,087
Canadian Apartment Properties REIT	146,400	3,665,917
Capital Power Corp	216,400	4,240,617
Capstone Mining Corp *	2,817,300	2,754,062
Celestica Inc (TSE) *	281,300	4,090,944
Cogeco Communications Inc	54,200	2,895,748
Cominar REIT	212,700	2,303,177
Constellation Software Inc	15,079	7,409,953
Detour Gold Corp *	132,400	1,517,296
Dorel Industries Inc ‘B’	65,300	1,557,556
Dream Global REIT	332,600	2,405,995
Enerplus Corp (TSE)	557,565	4,490,372
Genworth MI Canada Inc	112,300	3,105,065
Gran Tierra Energy Inc *	908,700	2,418,918

	Shares	Value
Granite REIT	73,800	$2,581,626
Great Canadian Gaming Corp *	157,100	2,909,631
Linamar Corp	93,300	4,243,875
Maple Leaf Foods Inc	182,551	4,431,136
Martinrea International Inc	333,800	2,590,379
Paramount Resources Ltd ‘A’ *	263,100	3,359,355
Parex Resources Inc *	269,900	3,440,091
Penn West Petroleum Ltd *	2,078,800	3,548,427
Pure Industrial Real Estate Trust REIT	750,934	3,438,875
Quebecor Inc ‘B’	143,500	4,425,262
Sandvine Corp	1,198,800	2,776,482
Trican Well Service Ltd *	1,602,600	4,880,648
Wi-LAN Inc	635,327	1,165,694
Yamana Gold Inc	483,800	1,335,148

		110,620,298

Cyprus - 0.0%

Ocean Rig UDW Inc *	432,163	123,296

Denmark - 2.7%

Dfds AS	91,206	5,010,947
FLSmidth & Co AS	84,348	4,503,988
Rockwool International AS ‘B’	16,240	2,877,095
Royal Unibrew AS	164,112	6,911,738
Spar Nord Bank AS	153,723	1,701,501
Topdanmark AS *	135,637	3,439,591
Vestas Wind Systems AS	98,681	8,026,734

		32,471,594

Finland - 0.3%

Valmet OYJ	228,012	3,539,431

France - 5.3%

Alstom SA *	170,674	5,095,276
Alten SA	38,829	2,977,469
Arkema SA	45,221	4,451,591
Atos SE	70,795	8,748,883
Eiffage SA	61,924	4,846,132
Euler Hermes Group	20,603	1,891,970
Fonciere Des Regions REIT	50,538	4,213,454
Ipsen SA	70,960	7,094,725
IPSOS	75,005	2,328,446
Lagardere SCA	142,113	4,180,295
Mercialys SA REIT	27,423	511,521
Neopost SA	58,745	2,252,438
Rubis SCA	39,215	3,839,451
SCOR SE	159,546	6,029,730
Valeo SA	95,585	6,358,479

		64,819,860

Germany - 5.7%

AURELIUS Equity Opportunities SE & Co KGaA	39,349	1,708,682
Aurubis AG	84,174	5,644,087
Carl Zeiss Meditec AG	47,140	2,011,915
Covestro AG ~	104,005	8,012,410
Deutz AG	368,553	2,540,532
Evotec AG *	419,437	4,090,007
Grammer AG	48,332	2,970,216
Hamburger Hafen und Logistik AG	122,659	2,295,363
HOCHTIEF AG	39,915	6,596,266
KION Group AG	37,386	2,440,303
Kloeckner & Co SE *	174,969	1,889,270
OSRAM Licht AG	49,908	3,129,795
Rheinmetall AG	36,919	3,095,135
Scout24 AG * ~	49,653	1,657,772
SMA Solar Technology AG	69,703	1,761,097
Software AG	109,429	4,322,840
STADA Arzneimittel AG	84,916	5,200,868

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Talanx AG	123,312	$4,347,616
Uniper SE *	324,522	5,454,115

		69,168,289

Hong Kong - 2.0%

Champion REIT	3,276,000	2,006,997
Chow Tai Fook Jewellery Group Ltd	2,250,600	2,186,126
Dah Sing Financial Holdings Ltd	315,200	2,401,411
HK Electric Investments & HK Electric Investments Ltd ~ >>	3,756,500	3,462,127
Hopewell Holdings Ltd	530,000	1,992,291
Kerry Properties Ltd	758,371	2,630,525
Lifestyle International Holdings Ltd	1,394,500	1,892,372
Luk Fook Holdings International Ltd	913,000	2,902,277
Man Wah Holdings Ltd	4,336,000	3,444,083
Shun Tak Holdings Ltd *	4,622,000	1,636,549

		24,554,758

India - 0.4%

Vedanta Resources PLC	510,788	5,172,874

Ireland - 0.3%

UDG Healthcare PLC	366,690	3,219,846

Israel - 0.5%

Ceragon Networks Ltd *	860,157	2,812,714
Mizrahi Tefahot Bank Ltd	191,993	3,254,218

		6,066,932

Italy - 2.4%

A2A SPA	3,082,096	4,655,614
Autogrill SPA	237,774	2,360,340
Banca IFIS SPA	65,695	2,518,097
De’ Longhi SPA	205,046	5,961,713
Enav SPA * ~	835,418	3,393,302
Maire Tecnimont SPA	681,954	2,543,193
Moncler SPA	233,663	5,118,688
Unipol Gruppo Finanziario SPA	547,560	2,261,001

		28,811,948

Japan - 23.9%

Adastria Co Ltd	112,000	2,792,743
Ahresty Corp	172,600	1,765,645
ArtSpark Holdings Inc	88,700	1,125,597
Asahi Diamond Industrial Co Ltd	363,300	2,672,722
Bando Chemical Industries Ltd	175,500	1,557,741
Clarion Co Ltd	768,000	3,175,185
CROOZ Inc *	78,100	2,396,853
Daikyo Inc	1,882,000	3,744,763
DIC Corp	99,700	3,686,710
Enplas Corp	45,400	1,260,235
EPS Holdings Inc	129,400	1,822,514
F@N Communications Inc	282,000	2,108,895
Ferrotec Corp	213,375	2,630,228
Fudo Tetra Corp	1,145,800	1,977,482
Fujikura Ltd	866,000	6,247,829
Furukawa Electric Co Ltd	93,300	3,356,537
GCA Corp	195,900	1,668,407
Geo Holdings Corp	160,000	1,759,801
Glory Ltd	94,300	3,100,504
Goldcrest Co Ltd	108,100	1,946,797
Hanwa Co Ltd	642,000	4,570,868
Haseko Corp	386,600	4,191,326
Hitachi Transport System Ltd	72,800	1,512,696
Hosiden Corp	262,300	2,468,187
Idemitsu Kosan Co Ltd	142,000	4,942,913
Investors Cloud Co Ltd	50,300	2,129,168
Ishihara Sangyo Kaisha Ltd *	238,600	2,387,809

	Shares	Value
JAC Recruitment Co Ltd	203,400	$3,312,303
Japan Cash Machine Co Ltd	130,800	1,680,771
Jeol Ltd	75,000	398,538
Kenedix Inc	754,900	3,008,296
Kinden Corp	308,200	4,315,712
Kissei Pharmaceutical Co Ltd	108,200	2,842,589
Kobe Bussan Co Ltd	124,400	4,819,993
Kokuyo Co Ltd	277,900	3,593,037
Kyokuto Securities Co Ltd	200,000	2,873,242
LAC Co Ltd	62,119	689,249
Leopalace21 Corp	517,600	2,674,051
Maruwa Co Ltd	55,100	1,969,863
Matsumotokiyoshi Holdings Co Ltd	98,000	4,668,435
Megmilk Snow Brand Co Ltd	117,500	3,239,310
Meidensha Corp	503,000	1,789,286
Meitec Corp	69,500	2,825,674
Melco Holdings Inc	68,731	1,988,249
Miraca Holdings Inc	50,300	2,309,580
Mochida Pharmaceutical Co Ltd	29,300	2,178,884
Morinaga & Co Ltd	117,400	5,212,030
Musashi Seimitsu Industry Co Ltd	146,200	3,741,867
Nagase & Co Ltd	169,600	2,369,734
Nippon Ceramic Co Ltd	99,700	2,170,395
Nippon Chemi-Con Corp	1,141,000	3,740,685
Nippon Suisan Kaisha Ltd	756,000	3,776,314
Nishimatsu Construction Co Ltd	599,000	2,950,096
Nishimatsuya Chain Co Ltd	206,200	2,332,495
Nisshin Steel Co Ltd *	228,500	3,018,072
Nisshinbo Holdings Inc	355,000	3,560,620
Nitto Kogyo Corp	114,600	1,585,253
North Pacific Bank Ltd	733,658	2,782,759
Open House Co Ltd	140,000	3,367,132
Penta-Ocean Construction Co Ltd	737,000	3,566,841
Press Kogyo Co Ltd	399,200	2,002,090
Rengo Co Ltd	284,200	1,646,205
Roland DG Corp	103,100	3,106,275
Round One Corp	442,000	3,514,213
Ryobi Ltd	450,000	1,961,247
SAMTY Co Ltd	201,500	2,007,052
Sanden Holdings Corp *	559,000	1,863,417
Sanken Electric Co Ltd *	762,000	3,344,810
Sanwa Holdings Corp	305,800	2,870,331
Sanyo Special Steel Co Ltd	361,000	1,920,751
Seikitokyu Kogyo Co Ltd	383,400	1,834,317
Seino Holdings Co Ltd	367,400	4,137,247
Shinko Electric Industries Co Ltd	411,300	2,760,608
Shinoken Group Co Ltd	145,900	2,766,767
Ship Healthcare Holdings Inc	95,000	2,537,388
Sojitz Corp	132,413	332,744
Starts Corp Inc	113,000	2,360,600
Sumitomo Forestry Co Ltd	270,700	4,126,001
Sumitomo Real Estate Sales Co Ltd	117,100	3,781,987
Takara Leben Co Ltd	464,200	2,075,063
Tekken Corp	643,000	1,937,387
The Gunma Bank Ltd	696,400	3,633,066
The Musashino Bank Ltd	61,400	1,820,158
The Okinawa Electric Power Co Inc	102,900	2,448,245
Toho Holdings Co Ltd	176,700	3,708,439
Tokai Carbon Co Ltd	1,050,000	4,587,614
TonenGeneral Sekiyu KK *	345,000	4,320,123
Tosei Corp	283,200	1,867,349
Toshiba Machine Co Ltd	670,000	2,721,646
Towa Pharmaceutical Co Ltd	53,100	2,695,257
Toyota Boshoku Corp	116,300	2,704,962
Tsugami Corp	335,000	2,228,657
Tsukui Corp	498,300	2,952,303
Tsumura & Co	99,000	3,111,679
TV Asahi Holdings Corp	178,400	3,380,320
Ube Industries Ltd	950,000	2,145,435
Ulvac Inc	193,064	9,023,915

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Unipres Corp	145,700	$3,048,186
Unitika Ltd *	5,047,000	4,208,832
Valor Holdings Co Ltd	80,300	1,899,893
Wellnet Corp	213,000	2,594,432
Yamato Kogyo Co Ltd	150,000	3,880,648

		290,219,169

Luxembourg - 0.7%

APERAM SA	135,147	6,738,209
Orion Engineered Carbons SA	83,456	1,710,848

		8,449,057

Malta - 0.3%

Kindred Group PLC SDR	370,908	3,842,008

Netherlands - 1.7%

ASR Nederland NV *	175,017	4,988,641
Corbion NV	37,503	1,025,987
Delta Lloyd NV	753,015	4,287,096
NN Group NV	102,562	3,330,919
SBM Offshore NV	224,715	3,684,124
Wereldhave NV REIT	73,616	3,241,366

		20,558,133

New Zealand - 0.2%

Contact Energy Ltd	531,840	1,885,847

Singapore - 1.4%

CapitaLand Commercial Trust REIT	1,968,700	2,173,719
First Resources Ltd	1,342,300	1,862,887
Mapletree Commercial Trust REIT	1,818,400	1,988,885
Mapletree Greater China Commercial Trust REIT	2,600,100	1,894,736
Mapletree Industrial Trust REIT	2,268,100	2,886,109
Mapletree Logistics Trust REIT	3,677,900	2,879,008
Venture Corp Ltd	356,400	2,922,329

		16,607,673

South Korea - 5.5%

Able C&C Co Ltd	90,114	1,983,363
Amotech Co Ltd *	158,030	3,619,591
Bluecom Co Ltd	238,296	2,301,748
CJ O Shopping Co Ltd	11,144	2,086,697
Dae Hyun Co Ltd	515,740	1,441,194
Dongbu Insurance Co Ltd	40,656	2,327,253
Doosan Corp	32,985	2,795,700
DuzonBizon Co Ltd	87,670	1,940,295
Eugene Technology Co Ltd	170,005	2,479,299
Huchems Fine Chemical Corp	129,878	2,753,841
Hyundai Development Co-Engineering & Construction	60,948	2,217,106
Hyundai Mipo Dockyard Co Ltd *	42,980	3,409,188
Interflex Co Ltd *	178,608	4,671,630
Jusung Engineering Co Ltd *	215,201	1,870,690
KB Insurance Co Ltd	119,500	2,884,643
Korea Petrochemical Ind Co Ltd	21,598	4,733,202
LOTTE Fine Chemical Co Ltd	52,587	1,818,894
LOTTE Himart Co Ltd	41,757	2,001,409
LS Corp	46,680	2,680,507
Partron Co Ltd	380,082	3,909,459
Poongsan Corp	92,524	3,237,354
SFA Engineering Corp	45,095	2,921,244
Spigen Korea Co Ltd	42,918	2,044,511
Tongyang Life Insurance Co Ltd	239,709	2,195,606
Vieworks Co Ltd	42,520	2,452,532

		66,776,956

	Shares	Value
Spain - 2.8%

Acciona SA	40,168	$3,212,786
Cia de Distribucion Integral Logista Holdings SA	101,674	2,360,063
Construcciones y Auxiliar de Ferrocarriles SA	65,208	2,492,389
Enagas SA	232,668	6,036,218
Gamesa Corp Tecnologica SA	404,715	9,573,454
Indra Sistemas SA *	273,549	3,487,220
Mediaset Espana Comunicacion SA	256,874	3,307,464
Tecnicas Reunidas SA	77,834	3,073,103

		33,542,697

Sweden - 3.0%

Boliden AB	102,812	3,060,233
Bonava AB ‘B’ *	133,588	1,952,986
Dometic Group AB * ~	271,840	2,020,537
Holmen AB ‘B’	84,431	3,285,002
Intrum Justitia AB	186,656	6,967,846
Loomis AB ‘B’	115,404	3,649,085
Mycronic AB	215,349	2,205,677
NCC AB ‘B’	133,588	3,300,358
Nibe Industrier AB ‘B’	209,009	1,670,649
Peab AB	252,509	2,408,534
SSAB AB ‘A’ *	919,236	3,635,089
Wihlborgs Fastigheter AB	109,113	2,067,497

		36,223,493

Switzerland - 10.8%

Actelion Ltd *	32,310	9,102,862
Adecco Group AG	99,646	7,075,303
Ascom Holding AG	84,761	1,497,798
Autoneum Holding AG	6,687	1,963,619
Barry Callebaut AG	2,832	3,702,887
Cembra Money Bank AG	73,871	6,107,094
Coca-Cola HBC AG	213,511	5,512,028
Emmi AG	5,077	3,457,847
Flughafen Zuerich AG	40,510	8,630,968
Forbo Holding AG	4,929	7,538,535
Geberit AG	7,194	3,099,971
Georg Fischer AG	5,417	4,925,176
IWG PLC	1,204,219	4,810,895
Julius Baer Group Ltd	129,276	6,458,115
Logitech International SA	232,919	7,401,925
Lonza Group AG	52,806	9,981,447
Oriflame Holding AG	212,988	8,518,746
Rieter Holding AG	9,917	2,086,070
Sika AG	1,587	9,518,369
Straumann Holding AG	18,233	8,450,962
Swiss Life Holding AG	24,398	7,867,445
Vontobel Holding AG	68,762	3,933,572

		131,641,634

United Kingdom - 11.1%

3i Group PLC	547,199	5,137,685
Acacia Mining PLC	676,749	3,806,744
Auto Trader Group PLC ~	637,249	3,127,534
Barratt Developments PLC	338,378	2,317,897
Beazley PLC	811,302	4,344,258
Bellway PLC	157,037	5,320,842
Booker Group PLC	2,047,117	5,011,685
BTG PLC *	375,652	2,760,764
Centamin PLC	1,729,672	3,741,761
Chemring Group PLC *	1,091,342	2,625,298
De La Rue PLC	233,362	1,801,057
Dialog Semiconductor PLC *	108,086	5,513,106
Drax Group PLC	754,397	3,075,630
Equiniti Group PLC ~	972,420	2,387,957
Fenner PLC	532,344	1,952,567

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Fevertree Drinks PLC	243,441	$4,590,012
Go-Ahead Group PLC	148,353	3,203,735
Hiscox Ltd	237,011	3,248,737
IG Group Holdings PLC	376,293	2,345,487
Inchcape PLC	443,911	4,680,149
Indivior PLC	973,337	3,929,865
JD Sports Fashion PLC	684,646	3,308,287
JRP Group PLC	1,360,790	2,241,989
Kennedy Wilson Europe Real Estate PLC	132,141	1,563,710
Ladbrokes Coral Group PLC	2,320,967	3,757,059
Melrose Industries PLC	1,047,192	2,925,821
National Express Group PLC	480,354	2,166,609
NewRiver REIT PLC	448,098	1,896,484
Northgate PLC	486,493	3,352,400
Novae Group PLC	45,607	361,417
OneSavings Bank PLC	565,266	2,862,633
Persimmon PLC	244,325	6,410,258
Phoenix Group Holdings	499,910	4,685,053
QinetiQ Group PLC	1,372,317	4,793,558
Rightmove PLC	51,228	2,559,641
St Modwen Properties PLC	377,388	1,536,696
Stagecoach Group PLC	941,382	2,467,171
Taylor Wimpey PLC	2,017,546	4,880,004
The Paragon Group of Cos PLC	580,436	3,038,361
WH Smith PLC	109,373	2,430,175
Workspace Group PLC REIT	199,491	1,962,048

		134,122,144

United States - 0.9%

Argonaut Gold Inc *	1,661,500	2,911,077
ICON PLC *	105,600	8,418,432

		11,329,509

Total Common Stocks (Cost $1,000,787,543)		1,182,797,775

	Principal Amount

SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $11,240,233; collateralized by U.S. Treasury Notes: 1.125% - 1.250% due 02/28/21 - 03/31/21 and value $11,468,336)	$11,240,149	11,240,149

Total Short-Term Investment (Cost $11,240,149)		11,240,149

TOTAL INVESTMENTS - 99.0% (Cost $1,017,943,818)		1,200,553,245

OTHER ASSETS & LIABILITIES, NET - 1.0%		12,195,545

NET ASSETS - 100.0%		$1,212,748,790

Notes to Schedule of Investments

(a)	As of March 31, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	21.7%
Financial	18.9%
Consumer, Non-Cyclical	17.0%
Consumer, Cyclical	13.8%
Basic Materials	8.8%
Technology	6.7%
Energy	4.2%
Communications	4.1%
Others (each less than 3.0%)	3.8%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$6,515,321	$-	$6,515,321	$-
	Common Stocks
	Australia	65,510,745	-	65,510,745	-
	Austria	10,256,096	2,118,508	8,137,588	-
	Belgium	3,263,488	-	3,263,488	-
	Canada	110,620,298	110,620,298	-	-
	Cyprus	123,296	123,296	-	-
	Denmark	32,471,594	6,911,738	25,559,856	-
	Finland	3,539,431	-	3,539,431	-
	France	64,819,860	5,817,436	59,002,424	-
	Germany	69,168,289	-	69,168,289	-
	Hong Kong	24,554,758	-	24,554,758	-
	India	5,172,874	-	5,172,874	-
	Ireland	3,219,846	-	3,219,846	-
	Israel	6,066,932	2,812,714	3,254,218	-
	Italy	28,811,948	2,518,097	26,293,851	-
	Japan	290,219,169	-	290,219,169	-
	Luxembourg	8,449,057	1,710,848	6,738,209	-
	Malta	3,842,008	-	3,842,008	-
	Netherlands	20,558,133	-	20,558,133	-
	New Zealand	1,885,847	-	1,885,847	-
	Singapore	16,607,673	4,867,893	11,739,780	-
	South Korea	66,776,956	12,141,225	54,635,731	-
	Spain	33,542,697	-	33,542,697	-
	Sweden	36,223,493	8,920,832	27,302,661	-
	Switzerland	131,641,634	16,620,302	115,021,332	-
	United Kingdom	134,122,144	47,079,062	87,043,082	-
	United States	11,329,509	11,329,509	-	-

	Total Common Stocks	1,182,797,775	233,591,758	949,206,017	-

	Short-Term Investment	11,240,149	-	11,240,149	-

	Total	$1,200,553,245	$233,591,758	$966,961,487	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$5,738,015	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
65,671,140	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Australia - 4.1%

Australia & New Zealand Banking Group Ltd	1,302,638	$31,628,918
Goodman Group REIT	2,121,523	12,543,242

		44,172,160

Austria - 1.0%

Erste Group Bank AG	341,657	11,124,995

Belgium - 2.2%

Anheuser-Busch InBev SA/NV	105,950	11,609,495
KBC Group NV	173,448	11,498,376

		23,107,871

Canada - 1.1%

TransCanada Corp (TSE)	258,418	11,925,490

Chile - 0.6%

Banco Santander Chile ADR	250,239	6,275,994

China - 0.9%

CNOOC Ltd	7,981,599	9,540,583

Finland - 1.4%

Outokumpu OYJ	1,156,598	11,277,274
UPM-Kymmene OYJ	179,430	4,212,845

		15,490,119

France - 15.6%

Air Liquide SA	116,957	13,353,989
Airbus SE	172,196	13,131,961
AXA SA	913,787	23,608,390
BNP Paribas SA	343,799	22,877,772
Natixis SA	1,680,007	10,342,392
Renault SA	176,686	15,349,102
Sanofi	198,801	17,970,654
Schneider Electric SE (XPAR)	167,167	12,281,537
TOTAL SA	772,175	39,043,789

		167,959,586

Germany - 8.4%

Bayer AG	82,404	9,494,047
Brenntag AG	178,743	10,017,946
Daimler AG (XETR)	244,847	18,069,590
Deutsche Boerse AG *	128,198	11,749,189
HeidelbergCement AG	43,538	4,077,251
Infineon Technologies AG	320,909	6,568,148
Siemens AG	222,115	30,423,572

		90,399,743

Hong Kong - 1.4%

CK Hutchison Holdings Ltd	1,252,036	15,414,972

Ireland - 0.8%

Ryanair Holdings PLC ADR *	102,693	8,521,465

Israel - 1.2%

Teva Pharmaceutical Industries Ltd ADR	393,587	12,630,207

Italy - 3.5%

Enel SPA	4,109,529	19,337,236
Intesa Sanpaolo SPA	3,466,068	9,428,061
Telecom Italia SPA *	9,801,444	8,823,112

		37,588,409

	Shares	Value
Japan - 23.3%

Bridgestone Corp	397,300	$16,127,651
Daikin Industries Ltd	137,411	13,856,279
Dentsu Inc	129,723	7,064,945
DMG Mori Co Ltd	433,032	6,789,649
Honda Motor Co Ltd	601,366	18,154,662
Japan Airlines Co Ltd	370,978	11,778,526
Mabuchi Motor Co Ltd	177,100	9,997,074
Mitsubishi Corp	693,500	15,029,932
Mitsubishi UFJ Financial Group Inc	5,020,813	31,626,938
Mitsui Fudosan Co Ltd	357,947	7,642,820
NGK Spark Plug Co Ltd	466,700	10,702,093
Nippon Telegraph & Telephone Corp	461,552	19,732,879
Otsuka Corp	173,500	9,427,186
Sompo Holdings Inc	211,004	7,751,951
Sony Corp	229,509	7,745,571
Sumitomo Electric Industries Ltd	985,400	16,380,667
Sumitomo Mitsui Financial Group Inc	243,638	8,868,119
Sumitomo Mitsui Trust Holdings Inc	318,700	11,043,560
Suzuki Motor Corp	208,499	8,659,733
Toyota Motor Corp	94,200	5,112,970
Yamato Holdings Co Ltd	367,578	7,702,319

		251,195,524

Luxembourg - 1.1%

ArcelorMittal *	1,418,620	11,868,281

Netherlands - 7.6%

ASR Nederland NV *	289,568	8,253,775
ING Groep NV	1,377,970	20,813,221
NN Group NV	272,874	8,862,164
Royal Dutch Shell PLC ‘A’	1,673,345	44,106,484

		82,035,644

Norway - 1.3%

Norsk Hydro ASA	2,370,209	13,812,937

Singapore - 1.3%

DBS Group Holdings Ltd	1,014,100	14,047,204

South Korea - 1.1%

Samsung Electronics Co Ltd	6,421	11,817,302

Spain - 2.9%

Bankia SA	13,552,972	15,427,318
Iberdrola SA	2,241,824	16,017,583

		31,444,901

Sweden - 1.6%

Nordea Bank AB	1,553,446	17,723,002

Switzerland - 4.6%

LafargeHolcim Ltd (XVTX)	139,242	8,215,195
Roche Holding AG (XVTX)	36,114	9,235,563
Wolseley PLC	179,291	11,288,434
Zurich Insurance Group AG	76,584	20,437,243

		49,176,435

United Kingdom - 10.7%

Barratt Developments PLC	989,933	6,781,065
InterContinental Hotels Group PLC	128,120	6,275,179
ITV PLC	3,413,813	9,371,480
Lloyds Banking Group PLC	5,418,950	4,506,834
National Grid PLC	607,295	7,704,935
Prudential PLC	854,047	18,040,299

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Rio Tinto PLC	506,589	$20,399,171
Standard Chartered PLC *	1,913,587	18,303,319
TechnipFMC PLC *	200,655	6,548,056
Vodafone Group PLC	6,418,962	16,727,713

		114,658,051

United States - 1.2%

Shire PLC	220,078	12,823,310

Total Common Stocks (Cost $976,559,182)		1,064,754,185

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $3,305,801; collateralized by U.S. Treasury Notes: 1.125% due 02/28/21 and value $3,374,317)	$3,305,776	3,305,776

Total Short-Term Investment (Cost $3,305,776)		3,305,776

TOTAL INVESTMENTS - 99.2% (Cost $979,864,958)		1,068,059,961

OTHER ASSETS & LIABILITIES, NET - 0.8%		8,303,653

NET ASSETS - 100.0%		$1,076,363,614

Notes to Schedule of Investments

(a)	As of March 31, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	33.9%
Consumer, Cyclical	16.3%
Energy	10.3%
Industrial	9.9%
Basic Materials	7.9%
Consumer, Non-Cyclical	6.9%
Communications	5.7%
Utilities	4.0%
Others (each less than 3.0%)	4.3%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	Forward foreign currency contracts outstanding as of March 31, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	49,700,059	USD	37,456,947	05/17	ANZ	$494,847
CHF	57,444,807	USD	57,994,772	05/17	HSB	(552,062)
DKK	107,504,984	USD	15,529,195	05/17	MSC	(92,420)
EUR	2,990,810	USD	3,200,510	05/17	ANZ	(5,900)
EUR	6,286,562	USD	6,753,547	05/17	MSC	(38,604)
EUR	8,107,884	USD	8,552,878	05/17	SSB	107,496
GBP	5,640,582	USD	7,079,894	05/17	ANZ	(8,177)
GBP	11,004,423	USD	13,602,136	05/17	SSB	194,344
HKD	60,956,114	USD	7,865,271	05/17	SSB	(16,387)
JPY	565,197,633	USD	4,986,067	05/17	SCB	95,775
SEK	96,247,851	USD	10,949,371	05/17	SGN	(194,179)
USD	9,204,362	CAD	12,060,309	05/17	TDB	131,545
USD	2,158,662	CHF	2,136,676	05/17	CIT	22,064
USD	3,362,438	EUR	3,169,214	05/17	DUB	(22,734)
USD	3,684,468	EUR	3,408,761	05/17	GSC	43,427
USD	2,494,546	EUR	2,336,791	05/17	MER	(1,480)
USD	107,886,453	EUR	100,414,808	05/17	SCB	629,148
USD	10,585,249	EUR	9,987,257	05/17	SSB	(82,563)
USD	3,563,361	GBP	2,856,516	05/17	ANZ	(17,914)
USD	8,848,130	GBP	6,965,561	05/17	SGN	115,258
USD	3,206,073	JPY	358,821,410	05/17	ANZ	(20,186)
USD	3,818,331	JPY	425,486,932	05/17	MER	(7,335)
USD	2,121,430	JPY	237,283,642	05/17	SGN	(12,050)
USD	7,540,332	NOK	62,675,455	05/17	MER	238,634
USD	2,775,406	SGD	3,936,705	05/17	ANZ	(39,495)

Total Forward Foreign Currency Contracts						$961,052

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$44,172,160	$-	$44,172,160	$-
	Austria	11,124,995	-	11,124,995	-
	Belgium	23,107,871	-	23,107,871	-
	Canada	11,925,490	11,925,490	-	-
	Chile	6,275,994	6,275,994	-	-
	China	9,540,583	-	9,540,583	-
	Finland	15,490,119	-	15,490,119	-
	France	167,959,586	-	167,959,586	-
	Germany	90,399,743	11,749,189	78,650,554	-
	Hong Kong	15,414,972	-	15,414,972	-
	Ireland	8,521,465	8,521,465	-	-
	Israel	12,630,207	12,630,207	-	-
	Italy	37,588,409	-	37,588,409	-
	Japan	251,195,524	-	251,195,524	-
	Luxembourg	11,868,281	-	11,868,281	-
	Netherlands	82,035,644	-	82,035,644	-
	Norway	13,812,937	-	13,812,937	-
	Singapore	14,047,204	-	14,047,204	-
	South Korea	11,817,302	-	11,817,302	-
	Spain	31,444,901	-	31,444,901	-
	Sweden	17,723,002	-	17,723,002	-
	Switzerland	49,176,435	-	49,176,435	-
	United Kingdom	114,658,051	6,548,056	108,109,995	-
	United States	12,823,310	-	12,823,310	-

	Total Common Stocks	1,064,754,185	57,650,401	1,007,103,784	-

	Short-Term Investment	3,305,776	-	3,305,776	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,072,538	-	2,072,538	-

	Total Assets	1,070,132,499	57,650,401	1,012,482,098	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,111,486)	-	(1,111,486)	-

	Total Liabilities	(1,111,486)	-	(1,111,486)	-

	Total	$1,069,021,013	$57,650,401	$1,011,370,612	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$11,609,495	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
11,749,189	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

Consumer, Non-Cyclical - 0.1%

Dyax Corp - Contingent Value Rights * +	84,900	$194,421

Total Rights (Cost $94,239)		194,421

COMMON STOCKS - 98.1%

Consumer, Non-Cyclical - 97.4%

Abbott Laboratories	135,100	5,999,791
AbbVie Inc	49,202	3,206,002
Acceleron Pharma Inc *	50,800	1,344,676
Aetna Inc	56,600	7,219,330
Agios Pharmaceuticals Inc *	11,000	642,400
Alder Biopharmaceuticals Inc *	7,387	153,650
Alkermes PLC *	32,000	1,872,000
Allergan PLC	41,272	9,860,706
Alnylam Pharmaceuticals Inc *	16,100	825,125
Amedisys Inc *	65,100	3,325,959
AmerisourceBergen Corp	17,100	1,513,350
Amgen Inc	81,628	13,392,706
Anthem Inc	42,400	7,012,112
Aquinox Pharmaceuticals Inc * (Canada)	25,200	420,588
AstraZeneca PLC (United Kingdom)	60,862	3,742,226
Audentes Therapeutics Inc *	11,135	189,740
Avexis Inc *	26,035	1,979,441
Baxter International Inc	171,500	8,893,990
Becton Dickinson & Co	27,381	5,022,771
Biogen Inc *	27,988	7,652,479
BioMarin Pharmaceutical Inc *	18,400	1,615,152
Bioverativ Inc *	13,994	762,113
Boston Scientific Corp *	397,800	9,893,286
Bristol-Myers Squibb Co	107,648	5,853,898
Cardinal Health Inc	42,100	3,433,255
Celgene Corp *	112,800	14,035,704
Centene Corp *	44,900	3,199,574
Chugai Pharmaceutical Co Ltd (Japan)	8,100	278,829
Cigna Corp	51,200	7,500,288
CR Bard Inc	29,768	7,398,539
DaVita Inc *	74,900	5,090,953
Dermira Inc *	25,600	873,216
Edwards Lifesciences Corp *	18,200	1,712,074
Eli Lilly & Co	86,600	7,283,926
Express Scripts Holding Co *	21,200	1,397,292
Galapagos NV ADR * (Belgium)	4,800	413,712
Genomic Health Inc *	18,700	588,863
Gilead Sciences Inc	76,800	5,216,256
GlaxoSmithKline PLC (United Kingdom)	75,100	1,561,550
Global Blood Therapeutics Inc *	19,750	727,788
Halozyme Therapeutics Inc *	56,200	728,352
HCA Holdings Inc *	51,291	4,564,386
HealthEquity Inc *	14,300	607,035
Hologic Inc *	90,900	3,867,795
Humana Inc	43,500	8,967,090
Incyte Corp *	23,400	3,127,878
Intra-Cellular Therapies Inc *	15,300	248,625
Intuitive Surgical Inc *	6,500	4,982,055
iRhythm Technologies Inc *	5,439	204,506
Jazz Pharmaceuticals PLC *	12,700	1,843,151
Johnson & Johnson	71,000	8,843,050
Karyopharm Therapeutics Inc *	7,400	95,016
Masimo Corp *	25,400	2,368,804
McKesson Corp	34,000	5,040,840
Medtronic PLC	193,858	15,617,200
Merck & Co Inc	124,800	7,929,792
Merck KGaA (Germany)	30,100	3,429,989

	Shares	Value
Mylan NV *	72,500	$2,826,775
Myovant Sciences Ltd * (Bermuda)	33,183	389,568
Neurocrine Biosciences Inc *	22,500	974,250
Novartis AG ADR (Switzerland)	11,000	816,970
Otonomy Inc *	11,200	137,200
Pacira Pharmaceuticals Inc *	5,800	264,480
Pfizer Inc	412,221	14,102,080
Prothena Corp PLC * (Ireland)	2,492	139,029
PTC Therapeutics Inc *	18,000	177,120
Quest Diagnostics Inc	68,800	6,755,472
Regeneron Pharmaceuticals Inc *	10,275	3,981,665
Sage Therapeutics Inc *	17,769	1,262,843
Sarepta Therapeutics Inc *	42,196	1,249,002
Seattle Genetics Inc *	26,000	1,634,360
Service Corp International	50,400	1,556,352
Spark Therapeutics Inc *	5,300	282,702
Stryker Corp	76,700	10,097,555
Syndax Pharmaceuticals Inc *	18,086	248,140
Teladoc Inc *	25,500	637,500
TESARO Inc *	21,157	3,255,428
Thermo Fisher Scientific Inc	28,800	4,423,680
Ultragenyx Pharmaceutical Inc *	9,600	650,688
UnitedHealth Group Inc	149,601	24,536,060
Universal Health Services Inc ‘B’	21,700	2,700,565
Vertex Pharmaceuticals Inc *	69,600	7,610,760
WellCare Health Plans Inc *	7,200	1,009,512
Zoetis Inc	55,200	2,946,024

		330,236,654

Industrial - 0.7%

Agilent Technologies Inc	42,300	2,236,401

Total Common Stocks (Cost $299,992,891)		332,473,055

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $5,435,773; collateralized by U.S. Treasury Notes: 1.250% due 03/31/21 and value $5,545,084)	$5,435,732	5,435,732

Total Short-Term Investment (Cost $5,435,732)		5,435,732

TOTAL INVESTMENTS - 99.8% (Cost $305,522,862)		338,103,208

OTHER ASSETS & LIABILITIES, NET - 0.2%		830,551

NET ASSETS - 100.0%		$338,933,759

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2017, the Fund’s composition by health care sector as a percentage of net assets was as follows:

Medical-Drugs	23.3%
Medical-Biomedical/Gene	19.5%
Medical-HMO	17.5%
Medical Instruments	9.6%
Medical Products	7.1%
Diagnostic Equipment	3.3%
Others (each less than 3.0%)	17.9%

98.2%
Short-Term Investment	1.6%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	An investment with a value of $194,421 or 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$194,421	$-	$-	$194,421
	Common Stocks
	Consumer, Non-Cyclical	330,236,654	321,224,060	9,012,594	-
	Industrial	2,236,401	2,236,401	-	-

	Total Common Stocks	332,473,055	323,460,461	9,012,594	-

	Short-Term Investment	5,435,732	-	5,435,732	-

	Total	$338,103,208	$323,460,461	$14,448,326	$194,421

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Consumer, Cyclical - 1.5%

Hilton Worldwide Holdings Inc	172,027	$10,056,698

Financial - 97.1%

Acadia Realty Trust REIT	21,320	640,879
Alexandria Real Estate Equities Inc REIT	28,510	3,150,925
American Homes 4 Rent ‘A’ REIT	57,990	1,331,450
Apartment Investment & Management Co ‘A’ REIT	70,232	3,114,789
AvalonBay Communities Inc REIT	72,645	13,337,622
Boston Properties Inc REIT	295,481	39,124,639
Brixmor Property Group Inc REIT	145,521	3,122,881
Camden Property Trust REIT	270,108	21,732,890
CBL & Associates Properties Inc REIT	28,464	271,547
Chesapeake Lodging Trust REIT	354,140	8,485,194
Colony Starwood Homes REIT	205,167	6,965,420
Columbia Property Trust Inc REIT	80,458	1,790,190
Corporate Office Properties Trust REIT	64,497	2,134,851
Cousins Properties Inc REIT	431,802	3,571,003
CubeSmart REIT	122,465	3,179,191
DCT Industrial Trust Inc REIT	126,952	6,108,930
Digital Realty Trust Inc REIT	52,540	5,589,731
Douglas Emmett Inc REIT	190,700	7,322,880
Duke Realty Corp REIT	196,784	5,169,516
Equity LifeStyle Properties Inc REIT	44,037	3,393,491
Equity Residential REIT	654,957	40,751,425
Essex Property Trust Inc REIT	81,292	18,821,537
Federal Realty Investment Trust REIT	14,958	1,996,893
Gaming & Leisure Properties Inc REIT	170,749	5,706,432
GGP Inc REIT	1,121,919	26,006,082
Healthcare Realty Trust Inc REIT	352,403	11,453,097
Host Hotels & Resorts Inc REIT	1,382,583	25,798,999
Hudson Pacific Properties Inc REIT	299,161	10,362,937
Invitation Homes Inc REIT *	8,480	185,118
Kilroy Realty Corp REIT	83,368	6,009,165
Kimco Realty Corp REIT	97,847	2,161,440
LaSalle Hotel Properties REIT	496,565	14,375,557
Liberty Property Trust REIT	65,476	2,524,100
Life Storage Inc REIT	105,964	8,701,764
Mack-Cali Realty Corp REIT	69,555	1,873,812
MedEquities Realty Trust Inc REIT	170,040	1,906,148
Mid-America Apartment Communities Inc REIT	1,840	187,202
Monogram Residential Trust Inc REIT	80,670	804,280
National Retail Properties Inc REIT	213,715	9,322,248
Paramount Group Inc REIT	664,665	10,774,220
Park Hotels & Resorts Inc REIT	8,468	217,374
Parkway Inc REIT	32,977	655,913
Pennsylvania REIT	195,950	2,966,683
Prologis Inc REIT	301,488	15,641,197
Public Storage REIT	146,480	32,065,937
QTS Realty Trust Inc ‘A’ REIT	99,053	4,828,834
Regency Centers Corp REIT	449,818	29,863,417
Rexford Industrial Realty Inc REIT	182,071	4,100,239

	Shares	Value
Senior Housing Properties Trust REIT	9,742	$197,275
Simon Property Group Inc REIT	535,830	92,178,835
SL Green Realty Corp REIT	28,370	3,024,809
Spirit Realty Capital Inc REIT	125,580	1,272,125
STORE Capital Corp REIT	208,812	4,986,431
Tanger Factory Outlet Centers Inc REIT	502,255	16,458,896
The Macerich Co REIT	131,024	8,437,946
Ventas Inc REIT	298,983	19,445,854
VEREIT Inc REIT	471,710	4,004,818
Vornado Realty Trust REIT	446,362	44,774,572
Welltower Inc REIT	361,457	25,598,385
Xenia Hotels & Resorts Inc REIT	157,929	2,695,848

		652,675,863

Total Common Stocks (Cost $605,533,256)		662,732,561

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $7,381,219; collateralized by U.S. Treasury Notes: 1.125% due 02/28/21 and value $7,528,822)	$7,381,163	$7,381,163

Total Short-Term Investment (Cost $7,381,163)		7,381,163

TOTAL INVESTMENTS - 99.7% (Cost $612,914,419)		670,113,724

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,101,751

NET ASSETS - 100.0%		$672,215,475

Notes to Schedule of Investments

(a)	As of March 31, 2017, the Fund’s composition by property sector as a percentage of net assets was as follows:

REITS-Regional Malls	21.8%
REITS-Apartments	16.0%
REITS-Office Property	13.4%
REITS-Diversified	10.0%
REITS-Health Care	8.7%
REITS-Hotels	7.7%
REITS-Storage	6.5%
REITS-Shopping Centers	5.6%
REITS-Warehouse/Industrial	4.6%
Others (each less than 3.0%)	4.3%

98.6%
Short-Term Investment	1.1%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$662,732,561	$662,732,561	$-	$-
	Short-Term Investment	7,381,163	-	7,381,163	-

	Total	$670,113,724	$662,732,561	$7,381,163	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Communications - 35.4%

Alibaba Group Holding Ltd ADR * (China)	15,700	$1,692,931
Alphabet Inc ‘A’ *	12,956	10,984,097
Amazon.com Inc *	7,410	6,569,261
Charter Communications Inc ‘A’ *	889	290,987
Cisco Systems Inc	26,330	889,954
Comcast Corp ‘A’	29,591	1,112,326
Facebook Inc ‘A’ *	56,696	8,053,667
GoDaddy Inc ‘A’ *	17,887	677,917
LogMeIn Inc	7,798	760,305
Netflix Inc *	9,550	1,411,585
Nice Ltd ADR (Israel)	6,876	467,430
RingCentral Inc ‘A’ *	19,752	558,982
The Priceline Group Inc *	1,082	1,925,928
Wix.com Ltd * (Israel)	5,281	358,580

		35,753,950

Consumer, Non-Cyclical - 4.8%

Equifax Inc	4,320	590,717
FleetCor Technologies Inc *	6,718	1,017,307
Global Payments Inc	18,995	1,532,516
IHS Markit Ltd *	13,583	569,807
Vantiv Inc ‘A’ *	8,930	572,592
Verisk Analytics Inc *	6,815	552,969

		4,835,908

Financial - 8.7%

American Tower Corp REIT	5,537	672,967
Intercontinental Exchange Inc	10,516	629,593
Mastercard Inc ‘A’	23,610	2,655,417
Nasdaq Inc	17,193	1,194,054
Visa Inc ‘A’	41,284	3,668,909

		8,820,940

Industrial - 3.5%

Amphenol Corp ‘A’	17,161	1,221,348
Coherent Inc *	6,468	1,330,080
Harris Corp	3,716	413,479
Northrop Grumman Corp	2,345	557,735

		3,522,642

Technology - 45.5%

Activision Blizzard Inc	29,775	1,484,582
Adobe Systems Inc *	28,372	3,692,049
Apple Inc	21,348	3,066,854
Applied Materials Inc	41,148	1,600,657
Broadcom Ltd	11,724	2,567,087
Cadence Design Systems Inc *	24,123	757,462
Cognizant Technology Solutions Corp ‘A’ *	33,841	2,014,216
Computer Sciences Corp	31,826	2,196,312
Constellation Software Inc (Canada)	2,740	1,346,460
Electronic Arts Inc *	18,777	1,680,917
EPAM Systems Inc *	6,735	508,627
Fidelity National Information Services Inc	22,640	1,802,597
First Data Corp ‘A’ *	31,988	495,814
Fiserv Inc *	11,513	1,327,564
Hewlett Packard Enterprise Co	107,876	2,556,661
Leidos Holdings Inc	12,916	660,524
Mercury Systems Inc *	13,064	510,149
Microchip Technology Inc	42,886	3,164,129
Microsoft Corp	68,920	4,539,071
MuleSoft Inc ‘A’ *	1,384	33,673
NXP Semiconductors NV * (Netherlands)	24,294	2,514,429
Presidio Inc *	67,387	1,043,488
PTC Inc *	4,476	235,214
salesforce.com Inc *	41,308	3,407,497
ServiceNow Inc *	8,169	714,543

	Shares	Value
Silicon Laboratories Inc *	8,924	$656,360
SS&C Technologies Holdings Inc	24,187	856,220
Verint Systems Inc *	13,838	600,223

		46,033,379

Total Common Stocks (Cost $86,380,580)		98,966,819

	Principal Amount

SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $2,971,356; collateralized by U.S. Treasury Notes: 1.125% due 02/28/21 and value $3,032,984)	$2,971,333	2,971,333

Total Short-Term Investment (Cost $2,971,333)		2,971,333

TOTAL INVESTMENTS - 100.8% (Cost $89,351,913)		101,938,152

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(766,836)

NET ASSETS - 100.0%		$101,171,316

Notes to Schedule of Investments

(a)	As of March 31, 2017, the Fund’s composition by technology sector as a percentage of net assets was as follows:

Web Portals/ISP	10.9%
Applications Software	9.4%
Internet Content-Entertainment	9.4%
Computer Services	8.9%
E-Commerce/Products	8.2%
Electronic Components-Semiconductor	6.3%
Finance-Credit Card	6.3%
Commercial Services-Finance	4.2%
Electronic Forms	3.6%
Data Processing/Management	3.6%
Entertainment Software	3.1%
Computers	3.0%
Others (each less than 3.0%)	21.0%

	97.9%
Short-Term Investment	2.9%
Other Assets & Liabilities, Net	(0.8%	)

	100.0%

(b)	Transactions in written options for the three-month period ended March 31, 2017 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2016	-	$-
Call Options Written	647	44,644
Call Options Exercised	(65)	(2,555)
Call Options Expired	(300)	(25,595)
Call Options Closed	(282)	(16,494)

Outstanding, March 31, 2017	-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$98,966,819	$98,966,819	$-	$-
	Short-Term Investment	2,971,333	-	2,971,333	-

	Total	$101,938,152	$98,966,819	$2,971,333	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.6%

Germany - 6.5%

Kreditanstalt fuer Wiederaufbau
0.875% due 04/19/18	$36,500,000	$36,361,446
4.500% due 07/16/18	35,000,000	36,405,530

		72,766,976

Multi-National - 20.1%

Asian Development Bank
0.750% due 07/28/17	25,000,000	24,978,625
0.875% due 04/26/18	35,000,000	34,875,295
European Investment Bank
1.000% due 08/17/17	35,000,000	34,986,140
1.000% due 06/15/18	30,000,000	29,882,160
Inter-American Development Bank 1.000% due 07/14/17	30,000,000	29,995,410
International Bank for Reconstruction & Development
1.000% due 11/15/17	40,000,000	39,947,840
1.375% due 04/10/18	30,000,000	30,047,220

		224,712,690

Total Corporate Bonds & Notes (Cost $297,683,366)		297,479,666

U.S. TREASURY OBLIGATIONS - 4.0%

U.S. Treasury Notes - 4.0%

1.000% due 09/15/17 ‡	45,000,000	45,022,860

Total U.S. Treasury Obligations (Cost $45,046,249)		45,022,860

FOREIGN GOVERNMENT BONDS & NOTES - 15.8%

Canada - 4.3%

Canadian Government 1.250% due 02/01/18	CAD 64,000,000	48,371,169

France - 3.2%

French Republic Government OAT 3.750% due 04/25/17 ~	EUR 32,690,000	34,963,102

	Principal Amount	Value
Germany - 3.9%

Bundesrepublik Deutschland 4.000% due 01/04/18 ~	EUR 39,500,000	$43,659,374

United Kingdom - 4.4%

United Kingdom Gilt 1.000% due 09/07/17 ~	GBP 39,000,000	49,070,982

Total Foreign Government Bonds & Notes (Cost $180,827,171)		176,064,627

PURCHASED OPTIONS - 0.4%
(See Note (c) in Notes to Schedule of Investments)
(Cost $15,116,811)		4,459,396

SHORT-TERM INVESTMENTS - 52.4%

Repurchase Agreement - 41.3%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $461,247,455; collateralized by U.S. Treasury Notes: 1.125% - 1.375% due 01/31/21 - 02/28/21 and value $470,477,176)	$461,243,995	461,243,995

U.S. Treasury Bills - 11.1%

0.539% due 06/22/17 ‡	40,000,000	39,934,240
0.611% due 09/14/17	40,000,000	39,846,040
0.662% due 10/12/17	45,000,000	44,787,015

		124,567,295

Total Short-Term Investments (Cost $585,927,414)		585,811,290

TOTAL INVESTMENTS - 99.2% (Cost $1,124,601,011)		1,108,837,839

OTHER ASSETS & LIABILITIES, NET - 0.8%		8,767,908

NET ASSETS - 100.0%		$1,117,605,747

Notes to Schedule of Investments

(a)	As of March 31, 2017, investments with a total aggregate value of $15,472,107 were fully or partially segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts and option contracts.

(b)	Forward foreign currency contracts outstanding as of March 31, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	395,442,950	USD	301,495,591	04/17	GSC	$605,764
AUD	144,770,000	USD	111,163,060	04/17	JPM	(558,821)
AUD	5,080,000	USD	3,862,446	04/17	JPM	18,673
AUD	74,925,000	USD	57,124,319	05/17	JPM	83,518
CAD	440,360,000	USD	329,470,556	04/17	CIB	1,664,534
CAD	71,482,762	USD	53,300,000	04/17	CIT	455,734
CHF	61,641,615	USD	62,217,438	04/17	BRC	(667,093)
CHF	60,459,998	USD	59,857,170	04/17	BRC	513,307
CHF	547,338,430	USD	552,425,261	04/17	JPM	(5,975,196)
CHF	8,639,520	USD	8,633,045	04/17	SGN	(6,317)
CHF	65,600,368	USD	64,938,000	04/17	SSB	565,236
CLP	40,139,300,000	USD	60,415,894	04/17	CSF	412,748
COP	168,071,315,332	USD	58,214,532	04/17	CSF	245,462
COP	168,071,315,332	USD	58,353,233	04/17	JPM	106,762

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
COP	168,071,315,332	USD	57,284,020	05/17	JPM	$901,489
CZK	1,449,542,328	USD	58,110,000	12/17	BRC	532,321
DKK	2,765,020,705	USD	392,378,228	06/17	SGN	5,676,042
DKK	2,765,020,705	USD	403,090,685	07/17	GSC	(4,388,490)
EUR	64,396,337	USD	69,624,611	04/17	BRC	(917,782)
EUR	88,985,000	USD	95,525,398	04/17	CSF	(596,217)
EUR	99,854,900	USD	106,051,096	04/17	GSC	487,783
EUR	74,837,128	USD	80,604,451	04/17	JPM	(757,956)
EUR	95,716,146	USD	103,451,638	04/17	SGN	(1,328,548)
EUR	88,985,000	USD	94,047,029	04/17	SSB	882,151
EUR	88,985,000	USD	96,788,985	05/17	CSF	(1,714,003)
EUR	375,661,300	USD	406,089,865	06/17	GSC	(3,855,863)
GBP	86,450,000	USD	108,624,425	04/17	BRC	(311,180)
GBP	152,230,778	USD	189,713,762	04/17	BRC	1,029,297
GBP	43,241,195	USD	53,881,555	04/17	GSC	299,064
GBP	64,676,897	USD	80,338,602	04/17	SCB	700,656
GBP	104,218,553	USD	129,843,796	04/17	SGN	740,610
GBP	79,575,955	USD	97,961,359	04/17	SSB	1,746,212
INR	3,722,280,000	USD	57,325,376	04/17	CSF	(2,207)
INR	3,722,280,000	USD	55,514,989	04/17	MSC	1,808,181
INR	3,722,280,000	USD	56,967,860	05/17	CSF	311,204
JPY	2,636,642,814	USD	23,726,243	04/17	CIT	(40,834)
JPY	6,409,500,000	USD	57,590,188	04/17	GSC	(18,105)
JPY	30,185,027,121	USD	268,411,329	04/17	GSC	2,740,341
JPY	6,300,054,464	USD	56,706,416	04/17	JPM	(111,960)
JPY	12,513,270,907	USD	110,235,000	04/17	JPM	2,173,832
JPY	13,926,751,469	USD	120,814,962	04/17	RBC	4,291,405
JPY	11,853,558,594	USD	105,615,344	04/17	SEB	867,181
JPY	1,914,024,166	USD	16,606,000	04/17	SGN	588,003
JPY	6,409,500,000	USD	58,161,904	05/17	GSC	(519,665)
KRW	4,464,000,000	USD	3,999,642	04/17	GSC	(7,868)
KRW	4,295,000,000	USD	3,848,221	04/17	JPM	(7,570)
MXN	4,467,959,800	USD	239,498,261	04/17	BRC	(853,878)
MXN	5,651,560,000	USD	286,099,749	04/17	CSF	15,763,542
MXN	74,140,000	USD	3,974,163	04/17	GSC	(14,169)
MXN	1,109,460,200	USD	59,470,944	04/17	JPM	(212,030)
MXN	4,467,960,000	USD	234,575,524	05/17	BRC	2,818,249
MYR	249,443,448	USD	56,432,616	04/17	BRC	(67,584)
MYR	249,443,448	USD	56,090,000	04/17	MSC	275,032
MYR	249,444,000	USD	56,339,695	05/17	BRC	(204,445)
NOK	467,570,335	USD	55,100,000	04/17	JPM	(642,071)
NOK	609,603,547	USD	70,768,107	04/17	SSB	232,435
NZD	234,164,991	USD	164,496,114	04/17	ANZ	(359,558)
NZD	58,627,000	USD	41,952,016	04/17	BRC	(857,769)
NZD	507,698,385	USD	361,969,534	04/17	GSC	(6,082,919)
NZD	78,941,700	USD	54,405,830	04/17	JPM	927,884
NZD	331,220,000	USD	232,847,660	04/17	MSC	(662,518)
NZD	16,570,000	USD	11,854,228	04/17	SGN	(239,585)
SEK	345,804,442	USD	38,345,173	04/17	CIT	251,442
SGD	78,780,761	USD	56,542,569	04/17	BRC	(224,335)
TRY	215,020,000	USD	59,044,664	04/17	BRC	116,970
TRY	200,720,000	USD	55,633,471	04/17	JPM	(406,408)
TRY	14,300,000	USD	3,862,892	04/17	JPM	71,679
TRY	215,020,000	USD	59,136,414	05/17	BRC	(563,527)
USD	84,164,998	AUD	109,906,107	04/17	ANZ	201,473
USD	249,237,664	AUD	331,094,771	04/17	CIT	(3,704,457)
USD	122,759,951	AUD	161,007,257	04/17	GSC	(242,648)
USD	57,160,283	AUD	74,925,000	04/17	JPM	(82,397)
USD	57,497,445	AUD	74,925,000	04/17	JPM	254,766
USD	177,436,673	CAD	236,675,000	04/17	CIB	(534,526)
USD	154,939,134	CAD	203,685,000	04/17	CIB	1,775,244
USD	80,300,000	CAD	107,224,590	04/17	JPM	(333,937)
USD	59,409,000	CAD	79,019,911	04/17	RBC	(14,743)
USD	21,019,600	CAD	27,964,266	04/17	SGN	(9,800)
USD	54,508,249	CAD	71,496,834	04/17	SGN	741,932
USD	164,455,798	CAD	220,180,000	05/17	CIB	(1,194,677)
USD	362,424,923	CHF	359,184,723	04/17	BRC	3,772,031
USD	23,730,527	CHF	23,655,064	04/17	CIT	110,488
USD	231,968,505	CHF	233,890,000	04/17	JPM	(1,536,212)
USD	291,510,897	CHF	290,426,297	04/17	JPM	1,553,594

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	7,918,039	CHF	7,883,200	04/17	SCB	$46,512
USD	22,117,664	CHF	22,020,781	04/17	SGN	129,488
USD	237,800,631	CHF	233,890,000	05/17	JPM	3,838,316
USD	60,586,711	CLP	40,139,300,000	04/17	CSF	(241,931)
USD	54,576,580	CLP	35,052,900,000	04/17	SSB	1,456,065
USD	56,480,282	CLP	37,596,100,000	05/17	CSF	(398,026)
USD	58,353,233	COP	168,071,315,332	04/17	CSF	(106,762)
USD	57,578,388	COP	168,071,315,332	04/17	JPM	(881,606)
USD	402,259,138	DKK	2,765,020,705	06/17	GSC	4,204,869
USD	96,637,710	EUR	88,985,000	04/17	CSF	1,708,530
USD	129,087,236	EUR	121,545,118	04/17	GSC	(593,738)
USD	313,270,126	EUR	291,556,442	04/17	GSC	2,197,793
USD	209,642,734	EUR	195,048,465	04/17	SCB	1,538,326
USD	83,712,186	EUR	77,811,000	04/17	SEB	692,757
USD	6,197,477	EUR	5,823,000	04/17	SGN	(15,297)
USD	396,029,656	EUR	375,661,300	06/17	SGN	(6,204,346)
USD	406,841,188	EUR	375,661,300	07/17	GSC	3,974,024
USD	58,110,000	EUR	53,916,734	12/17	BRC	(191,625)
USD	107,997,663	GBP	86,450,000	04/17	BRC	(315,583)
USD	7,246,555	GBP	5,794,972	04/17	SGN	(14,465)
USD	190,881,264	GBP	154,791,800	04/17	SSB	(3,063,312)
USD	108,709,146	GBP	86,450,000	05/17	BRC	310,105
USD	57,160,319	INR	3,722,280,000	04/17	CSF	(162,850)
USD	57,325,376	INR	3,722,280,000	04/17	CSF	2,207
USD	69,624,611	JPY	7,839,522,336	04/17	BRC	(799,146)
USD	115,673,559	JPY	12,819,000,000	04/17	GSC	529,393
USD	161,033,051	JPY	18,357,605,171	04/17	JPM	(3,876,426)
USD	60,059,886	JPY	6,923,307,253	04/17	RBC	(2,133,356)
USD	80,428,600	JPY	9,151,085,679	04/17	SCB	(1,777,153)
USD	103,451,638	JPY	11,651,344,142	04/17	SGN	(1,214,360)
USD	3,890,535	KRW	4,464,000,000	04/17	GSC	(101,238)
USD	3,711,545	KRW	4,295,000,000	04/17	JPM	(129,106)
USD	108,986,749	KRW	123,943,000,000	04/17	SSB	(1,844,871)
USD	119,443,744	KRW	132,702,000,000	05/17	SSB	657,547
USD	235,788,685	MXN	4,467,959,800	04/17	BRC	(2,855,698)
USD	3,930,473	MXN	74,140,000	04/17	CSF	(29,522)
USD	302,943,368	MXN	5,651,560,000	04/17	CSF	1,080,077
USD	56,090,000	MXN	1,109,460,200	04/17	JPM	(3,168,914)
USD	56,499,082	MYR	249,443,448	04/17	BRC	134,050
USD	56,432,616	MYR	249,443,448	04/17	MSC	67,584
USD	93,321,855	NOK	795,244,122	04/17	BRC	699,751
USD	24,819,150	NOK	211,759,470	04/17	JPM	155,519
USD	129,279,195	NOK	1,068,181,370	04/17	SEB	4,868,082
USD	45,156,557	NOK	384,908,170	04/17	SSB	326,292
USD	407,712,931	NZD	571,327,199	04/17	GSC	7,226,077
USD	15,187,533	NZD	21,765,000	04/17	MSC	(69,727)
USD	222,606,454	NZD	309,455,000	04/17	MSC	5,678,572
USD	42,201,366	NZD	61,085,000	04/17	RBC	(615,801)
USD	21,915,524	NZD	31,710,800	04/17	SGN	(311,972)
USD	3,938,217	NZD	5,635,000	05/17	GSC	(8,471)
USD	233,225,251	NZD	331,220,000	05/17	GSC	1,242,672
USD	161,136,014	SEK	1,424,980,611	04/17	BRC	2,088,236
USD	82,362,181	SEK	742,758,619	04/17	CIT	(540,075)
USD	22,549,000	SEK	204,151,881	04/17	GSC	(237,207)
USD	87,668,000	SEK	790,621,800	04/17	JPM	(576,457)
USD	56,514,176	SGD	78,780,761	04/17	BRC	195,942
USD	56,090,000	SGD	78,780,761	04/17	SSB	(228,233)
USD	56,564,895	SGD	78,785,000	05/17	BRC	227,874
USD	59,727,778	TRY	215,020,000	04/17	BRC	566,144
USD	59,044,664	TRY	215,020,000	04/17	JPM	(116,970)

Total Forward Foreign Currency Contracts						$31,502,963

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(c)	Purchased options outstanding as of March 31, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus NZD	NZD 1.78	01/02/18	SCB	EUR 128,860,000	$1,699,086	$587,813
Call - EUR versus JPY	JPY 140.80	01/02/18	BRC	150,020,000	1,720,900	228,699

					3,419,986	816,512

Put - CHF versus AUD	CHF 0.65	01/02/18	GSC	AUD 418,020,000	6,900,135	1,843,068
Put - NOK versus GBP	NOK 9.88	01/02/18	SEB	GBP 105,875,000	2,583,953	914,893
Put - SEK versus GBP	SEK 10.32	01/02/18	SEB	87,500,000	2,212,737	884,923

					11,696,825	3,642,884

Total Purchased Options					$15,116,811	$4,459,396

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$297,479,666	$-	$297,479,666	$-
	U.S. Treasury Obligations	45,022,860	-	45,022,860	-
	Foreign Government Bonds & Notes	176,064,627	-	176,064,627	-
	Short-Term Investments	585,811,290	-	585,811,290	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	105,157,075	-	105,157,075	-
	Purchased Options	4,459,396	-	4,459,396	-

	Total Foreign Currency Contracts	109,616,471	-	109,616,471	-

	Total Asset - Derivatives	109,616,471	-	109,616,471	-

	Total Assets	1,213,994,914	-	1,213,994,914	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(73,654,112)	-	(73,654,112)	-

	Total Liabilities	(73,654,112)	-	(73,654,112)	-

	Total	$1,140,340,802	$-	$1,140,340,802	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

DIVERSIFIED ALTERNATIVES PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.3%

Floating Rate Income Portfolio ‘P’ *	23,618	$270,254
Inflation Managed Portfolio ‘P’ *	14,442	169,149
Emerging Markets Debt Portfolio ‘P’ *	28,889	336,110
Emerging Markets Portfolio ‘P’ *	14,853	235,237
International Small-Cap Portfolio ‘P’ *	12,943	168,792
Real Estate Portfolio ‘P’ *	7,012	169,882
Currency Strategies Portfolio ‘P’ *	69,804	819,841
Equity Long/Short Portfolio ‘P’ *	27,666	370,870
Global Absolute Return Portfolio ‘P’ *	71,892	845,806

Total Affiliated Mutual Funds (Cost $3,115,751)		3,385,941

TOTAL INVESTMENTS - 100.3% (Cost $3,115,751)		3,385,941

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(9,494)

NET ASSETS - 100.0%		$3,376,447

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$3,385,941	$3,385,941	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 83.0%

Money Market Funds - 21.5%

BlackRock Liquidity Funds T-Fund Portfolio	127,639,964	$127,639,964
Dreyfus Treasury Cash Management	127,639,963	127,639,963

		255,279,927

	Principal Amount
Repurchase Agreement - 14.4%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $170,187,894; collateralized by U.S. Treasury Notes: 1.125% due 02/28/21 and value $173,592,008)	$170,186,618	170,186,618

U.S. Treasury Bills - 47.1%

0.478% due 04/20/17 ‡	304,190,000	304,086,271
0.483% due 04/27/17 ‡	253,838,000	253,717,173

		557,803,444

Total Short-Term Investments (Cost $983,332,008)		983,269,989

TOTAL INVESTMENTS - 83.0% (Cost $983,332,008)		983,269,989

OTHER ASSETS & LIABILITIES, NET - 17.0%		201,280,143

NET ASSETS - 100.0%		$1,184,550,132

Notes to Schedule of Investments

(a)	As of March 31, 2017, $22,904,000 in cash, and investments with a total aggregate value of $122,119,103 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts and swap agreements.

(b)	Open futures contracts outstanding as of March 31, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AEX Index (04/17)	114	$130,526
CAC 40 Index (04/17)	355	567,971
DAX Index (06/17)	58	484,911
FTSE 100 Index (06/17)	383	(78,755)
FTSE MIB Index (06/17)	51	247,736
Hang Seng Index (04/17)	49	(75,357)
IBEX 35 Index (04/17)	56	304,345
OMX Index (04/17)	346	109,648
S&P 500 E-Mini Index (06/17)	2,760	(902,593)
S&P/TSE 60 Index (06/17)	126	21,401
SGX MSCI Index (04/17)	89	18,689
SPI 200 Index (06/17)	149	280,055
TOPIX Index (06/17)	338	(941,355)

Total Futures Contracts		$167,222

(c)	Forward foreign currency contracts outstanding as of March 31, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	14,880,068	USD	11,388,042	06/17	CIT	($35,815)
AUD	6,888,932	USD	5,217,099	06/17	CIT	38,571
CAD	12,265,460	USD	9,358,823	06/17	CIT	(125,769)
CAD	17,124,540	USD	12,777,655	06/17	CIT	113,163
CHF	19,371,000	USD	19,276,394	06/17	CIT	152,276
DKK	25,280,000	USD	3,603,649	06/17	CIT	35,677
EUR	208,000	USD	224,260	06/17	CIT	(1,547)
EUR	63,380,000	USD	67,350,219	06/17	CIT	513,016
GBP	4,607,313	USD	5,798,233	06/17	CIT	(14,948)
GBP	27,279,687	USD	33,771,929	06/17	CIT	470,632
HKD	59,489,000	USD	7,673,590	06/17	CIT	(6,292)
ILS	5,550,000	USD	1,515,863	06/17	CIT	20,033
JPY	5,950,992,000	USD	52,936,921	06/17	CIT	678,804
NOK	12,430,000	USD	1,477,879	06/17	CIT	(29,050)
NZD	481,759	USD	342,819	06/17	CIT	(5,773)
NZD	71,241	USD	49,687	06/17	CIT	155
SEK	228,000	USD	25,913	06/17	CIT	(373)
SEK	56,536,000	USD	6,308,203	06/17	CIT	24,943
SGD	4,069,000	USD	2,888,762	06/17	CIT	21,793
USD	133,441	AUD	174,000	06/17	CIT	694
USD	403,666	CAD	536,000	06/17	CIT	182
USD	65,583	CHF	65,000	06/17	CIT	390
USD	35,466	DKK	248,000	06/17	CIT	(236)
USD	15,083	DKK	104,000	06/17	CIT	111
USD	124,354	GBP	100,000	06/17	CIT	(1,171)
USD	37,432	NOK	313,000	06/17	CIT	949
USD	17,623	SGD	25,000	06/17	CIT	(259)

Total Forward Foreign Currency Contracts						$1,850,156

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(d)	Swap agreements outstanding as of March 31, 2017 were as follows:

Total Return Basket Swaps

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.	GSC	12/22/20	$92,086,188

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Bermuda

Aspen Insurance Holdings Ltd	17,186	$780,550	$113,981
Marvell Technology Group Ltd	13,602	115,209	92,358

			206,339

United States

AbbVie Inc	24,726	1,631,641	(20,494)
Accenture PLC ‘A’	20,294	2,095,558	337,286
Activision Blizzard Inc	19,806	866,385	121,142
AdvanSix Inc	13,124	264,167	94,381
Aetna Inc	44,527	5,110,640	568,779
Aflac Inc	110,803	6,956,275	1,068,079
AGCO Corp	17,698	788,977	276,089
Agilent Technologies Inc	70,138	2,860,228	847,968
Akamai Technologies Inc	15,876	952,461	(4,664)
Alexion Pharmaceuticals Inc	10,676	1,367,809	(73,451)
Alleghany Corp	1,513	724,530	205,450
Alphabet Inc ‘A’	2,168	1,685,312	152,719
AMC Networks Inc ‘A’	10,158	508,709	87,363
Amdocs Ltd	61,242	3,359,736	375,413
Ameren Corp	69,892	3,321,858	493,546
American Eagle Outfitters Inc	100,539	1,543,874	(133,312)
American Electric Power Co Inc	107,226	6,541,272	656,809
American Financial Group Inc	10,868	745,961	291,064
American International Group Inc	21,699	1,218,486	136,183
American Water Works Co Inc	7,473	508,383	72,792
Ameriprise Financial Inc	45,415	4,773,116	1,116,301
Amgen Inc	53,520	8,790,275	(9,249)
Anadarko Petroleum Corp	10,219	663,043	(29,465)
Anthem Inc	44,653	6,214,113	1,170,600
AO Smith Corp	54,289	1,925,114	852,311
Apple Inc	5,185	710,343	34,534
Applied Materials Inc	111,155	3,208,586	1,115,343
Archer-Daniels-Midland Co	56,692	1,943,969	666,131
Arrow Electronics Inc	96,138	5,260,671	1,796,819
Assurant Inc	22,955	1,856,830	339,275
Assured Guaranty Ltd	231,998	5,906,110	2,703,336
Avery Dennison Corp	85,046	6,038,134	816,574
Avnet Inc	71,650	3,138,986	139,717
Axis Capital Holdings Ltd	25,813	1,387,180	343,066
BancorpSouth Inc	9,233	217,627	61,672
Baxter International Inc	122,671	5,511,388	850,330
Belden Inc	16,196	901,521	219,080
Bemis Co Inc	27,466	1,222,789	119,200
Best Buy Co Inc	62,429	1,860,384	1,208,001
Big Lots Inc	49,355	1,994,143	408,458
Biogen Inc	30,041	8,438,570	(224,760)
Booz Allen Hamilton Holding Corp	84,410	2,960,037	27,233
Broadridge Financial Solutions Inc	45,455	2,448,661	640,006
Brocade Communications Systems Inc	132,157	1,293,496	355,824

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Bruker Corp	242,561	$6,165,593	($506,645)
Brunswick Corp	89,668	3,828,547	1,659,135
Bunge Ltd	25,115	1,696,481	294,134
Burlington Stores Inc	37,368	2,775,182	860,351
BWX Technologies Inc	110,784	3,463,982	1,809,336
CA Inc	104,731	2,984,833	337,234
Cabot Corp	99,213	5,029,943	913,908
Cadence Design Systems Inc	70,416	1,493,654	717,409
Capital One Financial Corp	56,733	4,219,801	696,681
Carlisle Cos Inc	58,889	5,784,222	482,156
Carter’s Inc	10,098	901,852	4,948
CDK Global Inc	13,070	871,004	(21,323)
CDW Corp	39,557	1,696,204	586,630
Celanese Corp ‘A’	30,143	2,041,976	666,372
Celgene Corp	22,763	2,632,337	200,063
Centene Corp	21,385	1,518,402	5,493
CenterPoint Energy Inc	5,705	129,130	28,157
Charles River Laboratories International Inc	44,168	3,542,165	430,747
Chico’s FAS Inc	121,610	1,314,978	411,884
Cigna Corp	13,088	1,945,324	(28,063)
Cintas Corp	4,568	413,495	164,539
Cirrus Logic Inc	40,761	2,338,850	134,935
Cisco Systems Inc	139,473	3,733,946	980,242
Citigroup Inc	43,923	1,946,722	680,751
Citrix Systems Inc	17,857	1,368,507	120,588
CNO Financial Group Inc	15,560	308,892	10,088
Comcast Corp ‘A’	76,685	2,552,473	330,116
Comerica Inc	17,170	852,178	325,341
Commerce Bancshares Inc	42,725	2,101,801	297,635
Commercial Metals Co	120,776	1,808,119	502,326
CommScope Holding Co Inc	75,025	2,825,212	304,081
Conagra Brands Inc	29,331	1,331,637	(148,425)
ConocoPhillips	30,458	1,209,622	309,318
Consolidated Edison Inc	84,941	5,454,911	1,141,607
Convergys Corp	143,788	3,687,417	(646,301)
CoreLogic Inc	31,420	1,164,946	114,476
Corning Inc	134,929	2,804,747	838,336
Crane Co	60,332	3,059,544	1,455,099
Crown Holdings Inc	10,604	570,934	(9,452)
Cummins Inc	38,674	3,905,975	1,941,534
Curtiss-Wright Corp	39,982	3,767,929	(119,171)
Dana Inc	157,844	2,086,739	961,228
Darden Restaurants Inc	8,846	516,518	223,627
Dean Foods Co	14,216	247,528	31,959
Delphi Automotive PLC	8,603	662,902	29,553
Delta Air Lines Inc	174,896	7,582,835	455,385
Deluxe Corp	21,215	1,201,573	329,514
DeVry Education Group Inc	65,446	1,194,699	1,125,362
Diamond Offshore Drilling Inc	59,245	1,036,732	(46,748)
Dick’s Sporting Goods Inc	32,690	1,222,193	368,502
Dillard’s Inc ‘A’	33,561	2,224,959	(471,733)
Discover Financial Services	54,533	2,938,238	791,274
Dolby Laboratories Inc ‘A’	52,249	2,524,989	213,381
Domtar Corp	27,713	1,027,321	(15,242)
DR Horton Inc	131,393	3,501,671	875,030
Dr Pepper Snapple Group Inc	11,032	1,026,307	53,946

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
DST Systems Inc	31,611	$3,593,124	$279,224
DTE Energy Co	52,178	4,219,662	1,108,233
Duke Energy Corp	12,800	1,048,540	1,188
Eastman Chemical Co	52,043	3,792,548	412,526
Eaton Corp PLC	4,176	262,139	47,511
eBay Inc	215,324	6,039,838	1,188,588
Edison International	52,479	3,398,552	779,302
Edwards Lifesciences Corp	4,644	439,757	(2,896)
Electronic Arts Inc	6,298	447,914	115,883
Eli Lilly & Co	2,865	242,269	(1,294)
EMCOR Group Inc	13,852	881,940	(9,957)
Endo International PLC	233,941	2,660,186	(49,405)
EnerSys	21,123	1,642,196	25,254
Ensco PLC ‘A’	38,033	392,352	(51,957)
Esterline Technologies Corp	59,049	3,603,698	1,477,468
Euronet Worldwide Inc	3,491	243,770	54,780
Everest Re Group Ltd	3,514	672,287	149,321
Exelon Corp	7,249	224,902	35,917
Express Scripts Holding Co	5,345	364,388	(12,099)
F5 Networks Inc	3,719	402,268	127,950
Fair Isaac Corp	6,675	813,109	47,633
Fifth Third Bancorp	45,489	922,744	232,676
First American Financial Corp	5,712	211,327	13,041
Fiserv Inc	2,709	251,693	60,682
Flex Ltd	224,244	2,544,517	1,222,782
FLIR Systems Inc	30,272	1,107,310	(9,042)
Foot Locker Inc	37,243	2,463,838	322,311
Ford Motor Co	137,507	1,729,280	(128,699)
Fortinet Inc	10,065	375,544	10,449
Franklin Resources Inc	72,810	2,581,115	487,099
FTI Consulting Inc	60,959	2,476,384	33,298
GameStop Corp ‘A’	21,287	531,097	(51,075)
General Dynamics Corp	8,051	1,112,326	394,821
General Motors Co	128,298	4,376,245	160,372
Genpact Ltd	100,255	2,563,971	(81,657)
Gilead Sciences Inc	163,364	11,656,258	(560,575)
Graham Holdings Co ‘B’	3,971	1,969,576	411,237
Graphic Packaging Holding Co	295,786	3,782,343	24,423
Greif Inc ‘A’	5,315	247,743	45,060
Hasbro Inc	8,193	648,478	169,347
Hawaiian Electric Industries Inc	17,597	512,541	73,615
HCA Holdings Inc	2,346	210,313	(1,543)
HD Supply Holdings Inc	114,601	2,837,974	1,874,993
Herman Miller Inc	137,240	3,969,301	360,620
Hewlett Packard Enterprise Co	374,652	8,400,476	478,777
Hill-Rom Holdings Inc	2,776	185,571	10,414
HNI Corp	4,051	187,245	(534)
Honeywell International Inc	20,930	2,326,116	287,414
HP Inc	352,181	4,219,173	2,077,823
HSN Inc	18,568	822,070	(133,197)
Hubbell Inc	30,993	3,013,667	707,043
Humana Inc	1,394	290,653	(3,293)
Huntington Ingalls Industries Inc	43,755	5,924,350	2,837,151
Huntsman Corp	229,670	3,390,102	2,245,999
IAC/InterActiveCorp	48,838	3,004,514	595,824
IDACORP Inc	5,403	421,754	26,479
Ingersoll-Rand PLC	99,853	6,618,589	1,501,456
Ingredion Inc	37,071	3,849,022	615,439
Intel Corp	5,713	200,066	6,002
InterDigital Inc	42,248	3,338,473	307,530
International Business Machines Corp	14,448	1,975,764	540,211
International Game Technology PLC	170,018	4,448,038	(418,611)
International Paper Co	45,312	2,047,199	253,744
Intuit Inc	15,368	1,514,470	268,064
Invesco Ltd	73,680	2,298,079	(41,261)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
ITT Inc	46,379	$1,619,480	$282,987
Jabil Circuit Inc	132,205	2,805,970	1,017,398
Jack Henry & Associates Inc	15,475	1,275,534	165,189
Jacobs Engineering Group Inc	35,560	1,573,573	392,184
Jazz Pharmaceuticals PLC	4,889	608,086	101,455
JetBlue Airways Corp	141,036	2,900,330	6,422
John Wiley & Sons Inc ‘A’	43,703	1,923,289	427,933
Johnson & Johnson	27,415	2,841,291	573,248
JPMorgan Chase & Co	57,679	3,902,516	1,164,008
Juniper Networks Inc	56,400	1,427,950	141,662
KB Home	65,933	873,517	437,231
Kennametal Inc	4,203	97,471	67,413
KeyCorp	62,405	1,053,951	55,610
Keysight Technologies Inc	29,983	1,125,650	(42,065)
Kimberly-Clark Corp	1,541	193,919	8,922
Kohl’s Corp	13,325	613,618	(83,149)
L3 Technologies Inc	35,306	4,439,185	1,396,543
Laboratory Corp of America Holdings	11,306	1,593,304	28,767
Lam Research Corp	14,822	1,038,124	864,428
Lancaster Colony Corp	18,865	1,997,308	433,258
Landstar System Inc	6,768	404,899	174,780
Las Vegas Sands Corp	15,154	884,965	(20,126)
Lear Corp	64,394	7,878,816	1,238,087
Leidos Holdings Inc	34,614	1,438,869	331,291
Lennox International Inc	18,731	2,422,583	711,114
Liberty Property Trust REIT	4,640	184,533	(5,661)
Lincoln Electric Holdings Inc	12,632	636,653	460,563
Lincoln National Corp	30,179	1,507,595	467,621
Lockheed Martin Corp	1,710	459,322	(1,726)
Lowe’s Cos Inc	9,260	693,574	67,691
LSC Communications Inc	15,681	428,616	(34,082)
LyondellBasell Industries NV ‘A’	47,526	4,028,646	305,250
Macy’s Inc	8,088	279,036	(39,308)
Mallinckrodt PLC	60,001	2,981,336	(307,091)
ManpowerGroup Inc	43,381	3,650,511	799,078
Marathon Petroleum Corp	28,294	1,206,734	223,245
MarketAxess Holdings Inc	2,189	359,210	51,206
Masco Corp	15,486	475,758	50,612
Maxim Integrated Products Inc	33,710	1,281,150	234,452
McKesson Corp	21,392	3,585,878	(414,300)
Merck & Co Inc	83,398	4,581,075	718,033
Meredith Corp	12,657	640,827	176,815
MetLife Inc	4,403	209,010	23,556
Michael Kors Holdings Ltd	53,649	2,115,380	(70,817)
Micron Technology Inc	63,802	1,164,019	679,858
Microsoft Corp	41,366	2,333,610	390,755
Morgan Stanley	69,968	2,333,747	663,682
Morningstar Inc	2,217	183,026	(8,770)
MSC Industrial Direct Co Inc ‘A’	11,855	897,043	321,177
MSCI Inc	25,926	1,820,100	699,648
Murphy USA Inc	8,215	513,109	90,036
Nasdaq Inc	44,404	2,548,756	535,102
National Retail Properties Inc REIT	49,188	2,188,851	(43,270)
NCR Corp	34,470	1,018,757	555,832
NetApp Inc	3,825	108,248	51,829
NeuStar Inc ‘A’	56,845	1,645,936	238,475
Newmont Mining Corp	11,420	404,692	(28,288)
Norfolk Southern Corp	2,691	248,562	52,749
Northrop Grumman Corp	24,580	4,877,760	968,347
Nu Skin Enterprises Inc ‘A’	95,536	3,387,945	1,918,124
Nuance Communications Inc	9,371	141,266	20,946
Nucor Corp	17,268	1,025,233	6,012
NVR Inc	504	809,081	252,787
Oceaneering International Inc	98,556	3,265,848	(596,951)
Omnicom Group Inc	8,237	619,708	90,404
ONE Gas Inc	17,494	1,090,047	92,548
Oracle Corp	10,405	384,257	79,910
Orbital ATK Inc	15,134	1,238,889	244,243

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Oshkosh Corp	68,436	$4,204,295	$489,730
Owens Corning	73,772	3,458,431	1,068,956
PAREXEL International Corp	21,969	1,455,378	(68,914)
Parker-Hannifin Corp	39,384	3,985,886	2,328,156
Pfizer Inc	115,253	3,959,198	(16,393)
PG&E Corp	66,614	3,587,164	833,341
Pilgrim’s Pride Corp	68,086	1,488,417	43,858
Pinnacle West Capital Corp	73,877	4,697,838	1,462,026
Plantronics Inc	51,751	2,065,473	734,774
PolyOne Corp	30,627	953,484	90,590
Popular Inc	66,973	2,579,968	147,842
Prologis Inc REIT	3,598	185,073	1,591
Prudential Financial Inc	25,285	1,940,596	756,807
Public Service Enterprise Group Inc	192,579	7,339,186	1,201,693
PVH Corp	20,039	1,489,058	584,377
QEP Resources Inc	12,307	207,357	(50,935)
QIAGEN NV	10,888	311,992	3,433
QUALCOMM Inc	54,271	2,652,817	459,082
Quanta Services Inc	4,318	109,139	51,102
Quest Diagnostics Inc	11,063	751,722	334,554
Raymond James Financial Inc	5,783	373,176	67,836
Raytheon Co	38,791	5,007,582	908,045
Regal Beloit Corp	35,659	2,024,480	673,123
Regions Financial Corp	173,622	1,748,489	774,239
Reinsurance Group of America Inc	49,872	4,399,497	1,933,250
Reliance Steel & Aluminum Co	56,076	3,468,391	1,018,811
Rockwell Automation Inc	1,016	101,620	56,581
Ross Stores Inc	26,466	1,483,330	259,985
Rowan Cos PLC ‘A’	45,481	706,640	1,954
RPM International Inc	18,837	936,213	100,387
SCANA Corp	74,615	5,156,943	(280,853)
Science Applications International Corp	17,054	1,137,475	131,342
Scripps Networks Interactive Inc ‘A’	10,627	722,840	109,998
Seagate Technology PLC	5,179	178,371	59,500
Silicon Laboratories Inc	2,439	131,878	47,510
Skechers U.S.A. Inc ‘A’	78,378	2,310,129	(158,653)
Sonoco Products Co	88,239	4,002,900	666,708
Southwest Airlines Co	49,122	2,799,131	(158,332)
Southwest Gas Holdings Inc	3,695	315,475	(9,122)
Southwestern Energy Co	88,201	932,389	(211,786)
Spirit AeroSystems Holdings Inc ‘A’	169,343	8,202,975	1,605,372
Stanley Black & Decker Inc	15,576	1,768,102	301,481
Staples Inc	19,894	169,595	4,875
State Street Corp	20,979	1,613,848	56,291
Steel Dynamics Inc	94,568	2,480,234	806,950
STORE Capital Corp REIT	14,094	338,325	(1,760)
SunTrust Banks Inc	61,442	2,703,390	694,353
Synaptics Inc	36,546	2,051,097	(241,705)
Synchrony Financial	81,816	2,254,964	551,325
SYNNEX Corp	47,949	4,489,814	877,597
Synopsys Inc	61,038	2,813,895	1,588,776
T Rowe Price Group Inc	22,152	1,573,014	(63,355)
TCF Financial Corp	56,817	743,303	223,722
TE Connectivity Ltd	36,724	2,227,201	510,573
Tech Data Corp	66,150	4,475,450	1,736,035
TEGNA Inc	17,754	386,948	67,909
Teleflex Inc	1,502	236,133	54,849
Telephone & Data Systems Inc	15,093	446,248	(46,132)
Teradata Corp	24,419	767,511	(7,591)
Teradyne Inc	77,100	1,588,780	809,030
Texas Instruments Inc	26,874	1,895,790	269,179
Texas Roadhouse Inc	23,078	970,623	57,041
Textron Inc	38,436	1,259,459	569,710

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
The Allstate Corp	77,065	$4,806,544	$1,473,483
The Bank of New York Mellon Corp	25,072	1,182,585	1,566
The Boeing Co	25,817	4,292,624	273,370
The Cheesecake Factory Inc	16,606	817,304	234,852
The Dun & Bradstreet Corp	5,437	565,744	21,126
The Goodyear Tire & Rubber Co	43,483	1,246,643	318,745
The Home Depot Inc	4,981	613,110	118,250
The Interpublic Group of Cos Inc	23,347	525,074	48,562
The New York Times Co ‘A’	111,705	1,340,044	268,508
The PNC Financial Services Group Inc	75,899	7,093,302	2,032,794
The Procter & Gamble Co	30,059	2,413,437	287,364
The Timken Co	105,591	3,500,841	1,271,872
The TJX Cos Inc	27,601	1,975,884	206,803
The Toro Co	16,230	792,696	221,030
The Travelers Cos Inc	40,995	4,643,504	298,034
The Western Union Co	16,355	329,246	3,579
Thor Industries Inc	44,343	2,544,190	1,718,503
Torchmark Corp	17,922	1,211,626	169,085
Trinity Industries Inc	6,749	186,044	(6,858)
Tupperware Brands Corp	8,087	461,768	45,449
Tyson Foods Inc ‘A’	63,868	4,380,674	(439,380)
UGI Corp	72,490	3,279,423	301,583
United Continental Holdings Inc	88,621	4,682,771	1,577,417
United States Steel Corp	53,181	2,025,148	(227,099)
United Technologies Corp	9,606	970,078	107,811
United Therapeutics Corp	36,649	4,961,145	397
UnitedHealth Group Inc	13,934	1,661,211	624,104
Universal Health Services Inc ‘B’	3,614	419,658	30,105
Unum Group	77,092	2,685,522	929,322
Urban Outfitters Inc	119,352	3,162,458	(326,654)
US Bancorp	35,512	1,556,491	272,377
Vail Resorts Inc	4,785	760,047	158,194
Validus Holdings Ltd	42,003	1,936,267	432,282
Vectren Corp	44,797	2,120,099	505,453
Versum Materials Inc	47,056	1,275,531	164,382
Vishay Intertechnology Inc	125,140	1,491,835	566,718
Visteon Corp	15,182	1,079,659	407,418
VWR Corp	6,683	192,154	(3,693)
Wal-Mart Stores Inc	89,272	5,524,960	909,766
Waste Management Inc	36,898	1,965,925	724,677
Waters Corp	20,628	2,799,989	424,374
Watsco Inc	9,381	1,275,519	67,653
WellCare Health Plans Inc	72,097	7,296,274	2,812,446
Wells Fargo & Co	58,540	2,967,014	291,322
Werner Enterprises Inc	7,479	194,639	1,311
WESCO International Inc	32,512	1,889,385	371,825
West Pharmaceutical Services Inc	25,445	1,988,136	88,431
Western Digital Corp	2,481	186,127	18,630
WestRock Co	16,174	854,608	(13,075)
Whirlpool Corp	15,039	2,330,834	245,798
Woodward Inc	20,778	1,358,595	52,646
World Fuel Services Corp	62,907	2,381,528	(101,149)
Worthington Industries Inc	53,642	2,279,159	139,559
Wyndham Worldwide Corp	16,192	1,287,038	77,786
Xcel Energy Inc	41,918	1,525,815	337,440
Xerox Corp	579,898	5,589,760	(1,333,308)
Yum! Brands Inc	4,030	278,142	(20,625)
Zynga Inc ‘A’	364,471	945,959	92,783

			132,425,440

Total Long Positions			132,631,779

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Australia

Atlassian Corp PLC ‘A’	78,409	$2,224,285	($124,064)

Bermuda

RenaissanceRe Holdings Ltd	2,976	360,849	(69,630)
XL Group Ltd	50,308	1,693,677	(311,600)

			(381,230)

Canada

Waste Connections Inc	13,731	790,566	(420,783)

United Kingdom

Liberty Global PLC ‘A’	130,246	4,204,465	(467,459)
Pentair PLC	6,345	279,254	(119,085)

			(586,544)

United States

3D Systems Corp	78,641	1,186,318	9,848
Acadia Healthcare Co Inc	219,550	11,435,298	1,862,918
ACI Worldwide Inc	78,296	1,507,060	(167,691)
Acuity Brands Inc	26,511	6,455,770	1,047,526
Acxiom Corp	11,022	241,051	(72,745)
Adient PLC	9,886	709,895	(8,520)
Advance Auto Parts Inc	19,355	2,797,397	(72,175)
AECOM	15,608	443,507	(111,981)
Agios Pharmaceuticals Inc	46,153	2,136,150	(559,186)
Air Lease Corp	78,891	2,160,000	(897,026)
Akorn Inc	91,020	2,893,027	701,266
Alkermes PLC	56,968	2,907,244	(425,384)
Allegheny Technologies Inc	203,824	2,946,152	(714,527)
Allegion PLC	13,666	897,117	(137,400)
Allergan PLC	4,404	876,716	(175,488)
Alliance Data Systems Corp	18,515	4,203,735	(406,500)
Alliant Energy Corp	7,193	281,691	(3,224)
Allscripts Healthcare Solutions Inc	104,606	1,251,038	(75,366)
Ally Financial Inc	18,467	315,854	(59,580)
Alnylam Pharmaceuticals Inc	43,723	1,589,581	(651,223)
AMERCO	1,899	675,014	(48,866)
American Airlines Group Inc	3,729	171,883	14,146
AMETEK Inc	32,094	1,718,634	(17,010)
Amphenol Corp ‘A’	59,538	3,139,439	(1,097,881)
AmTrust Financial Services Inc	73,084	1,847,574	498,443
Antero Resources Corp	65,666	1,583,350	85,509
Apache Corp	9,574	462,196	(29,812)
AptarGroup Inc	18,098	1,386,773	(6,592)
Aqua America Inc	42,255	1,315,269	(43,229)
Arch Capital Group Ltd	4,474	312,867	(111,134)
Arconic Inc	56,229	1,200,661	(280,410)
Arista Networks Inc	29,684	2,018,025	(1,908,277)
Armstrong World Industries Inc	42,119	1,782,336	(157,244)
ARRIS International PLC	58,865	1,305,880	(251,099)
Arthur J Gallagher & Co	29,523	1,246,705	(422,525)
Artisan Partners Asset Management Inc ‘A’	76,268	2,238,007	133,011
athenahealth Inc	29,411	3,304,846	(9,480)
Autodesk Inc	14,120	763,699	(457,257)
AutoNation Inc	20,708	1,046,029	170,288
AutoZone Inc	1,488	1,092,499	16,600
Avis Budget Group Inc	106,476	3,009,242	(140,319)
Axalta Coating Systems Ltd	73,856	2,032,891	(345,272)
Ball Corp	166,145	11,683,582	(654,345)
Bank of the Ozarks Inc	120,499	5,077,506	(1,189,647)
Bio-Techne Corp	44,388	3,916,238	(595,802)
BioMarin Pharmaceutical Inc	36,757	3,079,631	(146,899)
Black Hills Corp	52,211	2,841,112	(629,353)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Black Knight Financial Services Inc ‘A’	9,980	$293,091	($89,143)
Blue Buffalo Pet Products Inc	111,508	2,704,536	139,852
Brookdale Senior Living Inc	443,261	8,076,215	2,123,220
Brown-Forman Corp ‘B’	122,600	6,187,309	525,641
Cabot Oil & Gas Corp	12,446	298,683	1,099
CalAtlantic Group Inc	24,911	803,984	(128,933)
Calpine Corp	107,641	1,261,126	71,693
CarMax Inc	60,910	3,481,006	(126,084)
Casey’s General Stores Inc	11,137	1,300,272	50,144
Catalent Inc	120,524	3,031,415	(381,824)
CBOE Holdings Inc	9,567	605,939	(169,657)
CBS Corp ‘B’	5,686	306,769	(87,612)
CF Industries Holdings Inc	209,385	5,044,577	(1,100,873)
CH Robinson Worldwide Inc	8,240	555,341	(81,528)
Charter Communications Inc ‘A’	5,213	1,543,069	(163,250)
Cheniere Energy Inc	149,613	5,733,432	(1,338,774)
Chevron Corp	2,190	244,460	9,320
Chipotle Mexican Grill Inc	15,446	6,075,962	(805,540)
Ciena Corp	52,646	1,038,186	(204,786)
Cincinnati Financial Corp	25,886	1,756,309	(114,472)
Clean Harbors Inc	54,574	2,893,874	(141,532)
Cognex Corp	35,120	1,373,055	(1,575,269)
Colfax Corp	7,133	188,265	(91,777)
Compass Minerals International Inc	60,983	4,286,312	148,616
Concho Resources Inc	30,580	3,023,011	(901,626)
CONSOL Energy Inc	21,128	334,595	(19,933)
Copart Inc	54,746	2,317,711	(1,072,709)
Core Laboratories NV	35,373	3,835,454	(250,835)
CoStar Group Inc	12,570	2,568,269	(36,487)
Coty Inc ‘A’	265,638	5,763,654	947,637
Cousins Properties Inc REIT	173,284	1,488,070	55,011
Covanta Holding Corp	409,603	6,189,302	(241,465)
Cree Inc	13,980	377,590	3,905
CSX Corp	24,805	1,203,730	49,057
Cypress Semiconductor Corp	269,129	2,489,149	(1,214,066)
Denbury Resources Inc	187,420	515,443	31,899
DENTSPLY SIRONA Inc	21,949	1,282,512	(87,983)
DexCom Inc	103,973	7,583,423	(1,226,210)
Diebold Nixdorf Inc	178,834	4,796,740	(693,464)
Discovery Communications Inc ‘A’	74,551	1,938,944	(229,744)
DISH Network Corp ‘A’	37,770	2,143,144	(254,874)
Dollar Tree Inc	11,800	903,644	(22,184)
Dominion Resources Inc	133,034	9,040,677	(1,278,771)
Donaldson Co Inc	9,301	281,460	(141,922)
Dunkin’ Brands Group Inc	35,918	1,757,354	(206,642)
Dycom Industries Inc	25,715	2,100,476	(289,733)
Ecolab Inc	15,863	1,829,004	(159,265)
Empire State Realty Trust Inc REIT ‘A’	28,628	626,685	35,803
Envision Healthcare Corp	110,348	7,393,546	627,007
EQT Corp	30,939	1,736,889	(153,483)
FactSet Research Systems Inc	1,445	261,719	23,424
Fastenal Co	149,581	6,493,046	(1,210,375)
FireEye Inc	374,789	4,985,538	259,448
First Data Corp ‘A’	628,332	7,548,292	(2,190,854)
Fitbit Inc ‘A’	94,256	592,068	34,072
Flowers Foods Inc	70,078	1,083,092	(277,121)
Flowserve Corp	36,423	1,586,084	(177,518)
FNB Corp	155,096	2,079,248	(227,029)
FNF Group	40,680	1,314,089	(269,990)
Fossil Group Inc	22,955	606,701	206,136
Freeport-McMoRan Inc	205,442	2,468,275	(276,431)
Frontier Communications Corp	594,673	2,526,023	1,253,422
Garmin Ltd	3,746	153,353	(38,105)
Gartner Inc	3,140	267,276	(71,813)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
GATX Corp	22,580	$995,110	($381,366)
General Electric Co	30,127	920,380	22,595
Genesee & Wyoming Inc ‘A’	55,111	2,951,289	(788,544)
Global Payments Inc	47,669	3,451,605	(394,330)
GoDaddy Inc ‘A’	63,886	2,188,339	(232,941)
Graco Inc	6,056	390,226	(179,885)
Granite Construction Inc	49,079	2,212,467	(250,808)
Groupon Inc ‘A’	39,695	179,178	23,177
Guidewire Software Inc	69,167	3,905,132	8,955
Halyard Health Inc	49,835	1,671,898	(226,317)
Hanesbrands Inc	110,067	3,082,033	797,042
HealthSouth Corp	4,396	186,371	(1,822)
HEICO Corp	30,508	2,176,397	(483,900)
Helmerich & Payne Inc	16,560	1,138,713	36,314
Henry Schein Inc	8,544	1,326,029	(126,195)
Herc Holdings Inc	7,505	374,488	7,569
Hertz Global Holdings Inc	51,167	1,015,458	117,989
Hess Corp	48,867	2,474,946	119,068
Hexcel Corp	63,218	2,907,396	(541,146)
IDEX Corp	6,731	475,429	(153,987)
IHS Markit Ltd	110,711	3,995,448	(648,879)
Illumina Inc	43,967	7,925,288	422,759
International Flavors & Fragrances Inc	3,495	443,067	(20,125)
Intrexon Corp	7,935	176,972	19,701
IPG Photonics Corp	28,959	2,612,389	(882,963)
JC Penney Co Inc	614,466	4,896,625	1,111,515
Juno Therapeutics Inc	41,695	899,137	(26,075)
KAR Auction Services Inc	4,916	199,126	(15,556)
KBR Inc	32,598	467,984	(21,964)
Kirby Corp	13,912	861,414	(120,078)
KLX Inc	124,477	4,308,425	(1,255,697)
Knowles Corp	264,389	3,523,699	(1,486,473)
Kosmos Energy Ltd	663,487	3,673,589	(745,234)
L Brands Inc	42,503	3,103,098	1,101,207
Laredo Petroleum Inc	111,378	1,403,897	(222,222)
Lennar Corp ‘A’	12,415	597,969	(37,554)
Leucadia National Corp	8,720	165,133	(61,587)
Liberty Broadband Corp ‘C’	6,179	354,496	(179,369)
Liberty Expedia Holdings Inc ‘A’	22,415	995,407	(24,027)
LifePoint Health Inc	23,526	1,382,930	(158,023)
Lions Gate Entertainment Corp ‘A’	49,494	1,117,647	(196,914)
LivaNova PLC	38,853	2,198,054	293,868
Live Nation Entertainment Inc	76,658	1,881,224	(446,880)
Loews Corp	91,326	3,355,978	(915,339)
Macquarie Infrastructure Corp	103,365	6,708,549	(1,620,603)
Marathon Oil Corp	10,450	156,584	(8,526)
Markel Corp	4,771	4,368,417	(287,411)
Mattel Inc	43,384	1,124,233	13,169
MAXIMUS Inc	27,163	1,375,047	(314,492)
MDU Resources Group Inc	143,849	2,444,621	(1,492,526)
MEDNAX Inc	85,316	5,648,448	(270,776)
Mercury General Corp	36,996	1,971,183	(285,203)
Microchip Technology Inc	20,181	1,020,641	(468,313)
Moody’s Corp	6,939	657,048	(120,397)
National Fuel Gas Co	35,978	1,774,124	(370,885)
National Instruments Corp	89,691	2,553,691	(366,648)
National Oilwell Varco Inc	40,197	1,538,976	(72,522)
Netflix Inc	10,064	992,021	(495,539)
NetScout Systems Inc	192,082	4,127,281	(3,162,231)
Neurocrine Biosciences Inc	50,358	2,403,428	222,927
New Jersey Resources Corp	41,439	1,499,250	(141,735)
Newell Brands Inc	31,808	1,331,014	(169,370)
Newfield Exploration Co	26,774	683,896	(304,332)
Nielsen Holdings PLC	9,674	447,423	47,790
Noble Corp PLC	170,608	910,245	(145,819)
Noble Energy Inc	51,879	1,742,994	(38,531)
Norwegian Cruise Line Holdings Ltd	78,390	3,182,934	(793,791)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
NOW Inc	54,292	$1,140,665	$219,873
NRG Energy Inc	208,126	3,385,881	(506,075)
NuVasive Inc	36,643	2,544,240	(192,259)
O’Reilly Automotive Inc	1,842	506,137	9,091
Occidental Petroleum Corp	67,084	4,239,533	(10,909)
OGE Energy Corp	32,460	898,404	(237,047)
Old Dominion Freight Line Inc	3,741	283,306	(36,812)
Olin Corp	101,649	1,767,843	(1,573,359)
OneMain Holdings Inc	10,252	252,687	(2,075)
ONEOK Inc	109,789	4,598,055	(1,488,647)
OPKO Health Inc	161,789	1,375,809	81,497
Owens-Illinois Inc	166,866	2,780,934	(619,795)
PacWest Bancorp	15,644	667,112	(166,088)
Palo Alto Networks Inc	59,577	9,630,508	2,917,372
Pandora Media Inc	584,185	6,329,122	(570,103)
Panera Bread Co ‘A’	13,902	2,698,008	(942,509)
Paramount Group Inc REIT	36,779	640,951	44,764
Parsley Energy Inc ‘A’	57,261	1,803,803	(57,752)
Patheon NV	46,633	1,313,976	85,663
Patterson Cos Inc	55,163	2,532,923	37,900
Patterson-UTI Energy Inc	28,789	366,147	(332,562)
PBF Energy Inc ‘A’	125,254	2,770,482	(6,399)
Penske Automotive Group Inc	25,950	1,013,516	(201,203)
People’s United Financial Inc	48,575	789,829	(94,236)
Perrigo Co PLC	17,307	1,913,249	764,237
Platform Specialty Products Corp	437,474	3,528,110	(2,167,801)
Post Holdings Inc	27,594	2,086,142	(328,884)
Premier Inc ‘A’	147,452	4,839,322	145,924
Prestige Brands Holdings Inc	46,184	2,316,274	(249,710)
Primerica Inc	18,119	823,453	(665,929)
Principal Financial Group Inc	9,559	432,354	(170,915)
PTC Inc	17,020	869,660	(24,741)
Qorvo Inc	19,652	1,318,088	(29,253)
Range Resources Corp	11,867	330,237	(15,093)
ResMed Inc	7,736	555,366	(1,394)
RH	146,414	4,261,204	(2,511,907)
Rice Energy Inc	68,734	1,604,158	(24,837)
Rockwell Collins Inc	5,659	469,763	(80,065)
Rollins Inc	65,020	1,863,632	(550,560)
Roper Technologies Inc	42,881	8,098,515	(755,983)
Sabre Corp	81,449	2,163,009	437,104
salesforce.com Inc	40,133	3,099,656	(210,915)
Sally Beauty Holdings Inc	8,679	221,687	44,288
SBA Communications Corp REIT	36,347	3,671,410	(703,678)
Seattle Genetics Inc	26,961	883,167	(811,602)
Sempra Energy	64,257	6,610,967	(489,432)
Sensata Technologies Holding NV	210,245	8,043,720	(1,137,680)
ServiceNow Inc	43,275	3,733,483	(51,781)
Signature Bank	2,020	312,494	12,746
Signet Jewelers Ltd	61,676	5,298,322	1,026,025
Six Flags Entertainment Corp	15,484	826,687	(94,456)
SLM Corp	293,365	1,896,346	(1,653,371)
SM Energy Co	67,539	1,763,724	141,437
Snyder’s-Lance Inc	189,114	6,542,004	(1,081,181)
Sotheby’s	72,701	2,095,252	(1,211,190)
Spirit Airlines Inc	14,694	661,750	(118,060)
Splunk Inc	49,929	2,569,237	(540,841)
Sprouts Farmers Market Inc	190,513	4,643,795	239,134
Square Inc ‘A’	137,212	2,335,694	(35,329)
SS&C Technologies Holdings Inc	172,071	5,126,033	(965,280)
Stericycle Inc	84,786	9,145,677	2,117,766
STERIS PLC	51,632	3,612,605	26,246
Stifel Financial Corp	43,249	1,519,714	(650,953)
Superior Energy Services Inc	132,502	2,187,722	298,244
SVB Financial Group	2,150	265,597	(134,497)
Symantec Corp	7,009	200,527	(14,509)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
T-Mobile US Inc	19,301	$1,023,593	($223,058)
Tableau Software Inc ‘A’	22,252	1,110,426	7,840
Targa Resources Corp	45,964	1,832,594	(920,650)
Tempur Sealy International Inc	25,197	1,166,076	(4,576)
Tesla Inc	8,050	1,691,062	(549,253)
The Charles Schwab Corp	41,850	1,389,838	(318,060)
The Hain Celestial Group Inc	36,699	1,684,198	318,996
The Howard Hughes Corp	32,222	3,544,390	(233,640)
The Madison Square Garden Co ‘A’	14,990	2,619,242	(374,411)
The Middleby Corp	40,768	4,139,700	(1,423,093)
The Southern Co	25,970	1,282,207	(10,580)
The Ultimate Software Group Inc	26,985	5,344,613	76,871
The Wendy’s Co	67,148	729,810	(184,074)
Tiffany & Co	26,669	1,942,691	(598,865)
Tractor Supply Co	9,448	657,846	6,217
TransDigm Group Inc	31,763	7,308,117	315,174
TreeHouse Foods Inc	91,870	7,807,622	29,908
TRI Pointe Group Inc	241,505	2,853,204	(175,269)
TripAdvisor Inc	57,650	2,571,729	83,555
Triumph Group Inc	50,720	1,271,872	(34,168)
Twitter Inc	108,875	2,063,967	436,286
Tyler Technologies Inc	34,638	4,773,833	(579,816)
United Natural Foods Inc	25,732	1,132,238	19,843
USG Corp	37,832	963,421	(239,637)
Valley National Bancorp	34,546	330,087	(77,556)
Veeva Systems Inc ‘A’	10,614	467,161	(77,125)
VEREIT Inc REIT	145,622	1,300,388	64,057
VeriFone Systems Inc	137,934	2,404,137	(179,367)
Verisk Analytics Inc	47,188	3,540,442	(288,392)
VF Corp	40,965	2,363,547	111,701

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
ViaSat Inc	50,843	$3,659,008	$414,208
Visa Inc ‘A’	5,535	452,831	(39,064)
Vista Outdoor Inc	38,079	1,705,242	921,196
WABCO Holdings Inc	12,848	1,253,836	(254,776)
Wabtec Corp	19,151	1,245,005	(248,773)
Washington Prime Group Inc REIT	47,231	447,890	37,452
Weatherford International PLC	1,503,097	9,312,217	(683,378)
Webster Financial Corp	48,254	1,743,964	(670,667)
Welbilt Inc	171,632	2,320,262	(1,048,874)
WEX Inc	6,948	633,604	(85,514)
WGL Holdings Inc	2,436	163,467	(37,576)
Whole Foods Market Inc	61,334	1,743,056	(79,790)
Williams-Sonoma Inc	8,596	465,801	4,883
Willis Towers Watson PLC	13,504	1,650,865	(116,673)
WisdomTree Investments Inc	612,512	7,776,614	2,215,005
Workday Inc ‘A’	70,232	5,320,035	(528,886)
WPX Energy Inc	148,975	1,837,941	(156,835)
WR Berkley Corp	5,994	385,186	(38,170)
Wynn Resorts Ltd	55,766	4,959,392	(1,431,949)
Yahoo! Inc	32,043	958,768	(528,348)
Zayo Group Holdings Inc	205,037	5,899,563	(846,154)
Zebra Technologies Corp ‘A’	48,318	3,235,596	(1,173,421)
Zillow Group Inc ‘C’	107,843	3,675,622	44,548

			(64,779,443)

Total Short Positions			(66,292,064)

Total Long and Short Positions			66,339,715

Other Receivables (Payables) (3)			25,746,473

			$92,086,188

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW, plus a specified spread as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.	JPM	07/17/17- 02/26/18	$6,122,707

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

AGL Energy Ltd	300,398	$4,189,547	$1,709,844
Amcor Ltd	56,323	598,015	26,914
Ansell Ltd	84,641	1,165,237	346,305
Aristocrat Leisure Ltd	57,904	708,025	87,415
Aurizon Holdings Ltd	1,065,414	3,559,049	576,778
Boral Ltd	419,732	1,998,187	(203,525)
Caltex Australia Ltd	84,751	2,047,895	(216,807)
CIMIC Group Ltd	149,578	3,917,060	47,982
Coca-Cola Amatil Ltd	420,973	2,663,413	721,048
Cochlear Ltd	12,819	1,150,731	129,400
Fortescue Metals Group Ltd	627,745	1,445,731	1,488,911
Harvey Norman Holdings Ltd	341,737	1,136,554	1,883
Newcrest Mining Ltd	97,276	1,737,701	(98,291)
Orica Ltd	56,732	525,967	216,422
Origin Energy Ltd	106,730	475,615	85,338
South32 Ltd	483,797	926,700	92,657
Tabcorp Holdings Ltd	222,563	704,176	76,487
Telstra Corp Ltd	53,070	208,912	(28,076)
The Star Entertainment Group Ltd	307,749	1,263,545	(26,148)
Treasury Wine Estates Ltd	444,891	3,257,140	774,033

			5,808,570

Total Long Positions			5,808,570

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Australia

ALS Ltd	250,075	$948,784	($194,061)
Alumina Ltd	1,162,982	1,207,961	(340,577)
AMP Ltd	788,029	3,029,975	(17,479)
APA Group	808,725	5,215,731	(126,262)
Bank of Queensland Ltd	70,368	549,869	(82,289)
Brambles Ltd	232,178	2,099,008	517,487
Challenger Ltd	108,678	765,904	(277,779)
Computershare Ltd	78,210	549,730	(274,188)
Crown Resorts Ltd	17,684	148,466	(5,373)
CSL Ltd	16,659	1,364,649	(178,079)
Domino’s Pizza Enterprises Ltd	13,668	669,040	61,822
Healthscope Ltd	1,641,449	3,382,097	649,811
Iluka Resources Ltd	220,450	1,210,841	(73,861)
Insurance Australia Group Ltd	49,402	205,998	(16,189)
Magellan Financial Group Ltd	18,082	326,261	1,114
Platinum Asset Management Ltd	346,397	1,489,163	169,881
Ramsay Health Care Ltd	3,042	175,297	13,418
REA Group Ltd	49,283	2,048,595	(122,284)
SEEK Ltd	655,756	7,469,181	(217,192)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Sonic Healthcare Ltd	53,661	$873,995	($16,054)
Sydney Airport	155,622	785,577	5,340
TPG Telecom Ltd	111,807	613,054	32,686
Transurban Group	278,401	2,425,394	36,710
Vocus Group Ltd	304,714	1,861,356	901,336
Westpac Banking Corp	20,989	451,419	(92,364)

			355,574

Total Short Positions			355,574

Total Long and Short Positions			6,164,144

Other Receivables (Payables) (3)			(41,437)

			$6,122,707

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.	JPM	07/17/17- 04/30/18	$4,298,467

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Germany

TUI AG	50,439	$693,139	$52,611

India

Vedanta Resources PLC	116,261	634,476	599,670

Luxembourg

B&M European Value Retail SA	66,561	245,164	3,085

South Africa

Investec PLC	248,849	1,583,879	153,866
Mondi PLC	82,507	1,596,955	519,949

			673,815

Switzerland

Coca-Cola HBC AG	136,750	2,741,286	1,001,703
IWG PLC	155,214	571,846	42,127

			1,043,830

United Kingdom

Aberdeen Asset Management PLC	107,939	360,359	(4,623)
Amec Foster Wheeler PLC	294,606	1,707,998	453,249
Ashtead Group PLC	75,203	1,529,322	16,705
ASOS PLC	50,337	2,407,083	1,668,686
Barclays PLC	133,556	305,747	86,448
Barratt Developments PLC	938,470	5,906,051	788,126
Bellway PLC	117,187	3,637,104	535,317
Berendsen PLC	93,791	930,270	(73,305)
Berkeley Group Holdings PLC	35,127	1,270,181	136,414
Britvic PLC	61,069	520,492	14,567
BT Group PLC	668,900	3,250,383	(454,427)
Centrica PLC	384,049	1,101,220	(51,033)
Close Brothers Group PLC	45,833	806,758	78,954
Daily Mail & General Trust PLC ‘A’	69,011	590,409	98,136
DCC PLC	48,042	4,164,348	530,462
Dixons Carphone PLC	534,798	2,188,001	(30,153)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
DS Smith PLC	63,124	$318,828	$44,956
GKN PLC	592,646	2,349,377	468,261
GlaxoSmithKline PLC	82,542	1,697,802	18,348
Greene King PLC	37,992	337,144	(12,994)
Howden Joinery Group PLC	439,165	2,383,488	164,634
HSBC Holdings PLC	138,700	1,045,084	71,413
Inchcape PLC	199,594	1,757,932	471,387
Indivior PLC	707,849	2,632,573	292,365
InterContinental Hotels Group PLC	16,137	757,594	27,634
Intermediate Capital Group PLC	168,051	1,428,853	91,743
JD Sports Fashion PLC	104,714	454,601	49,696
John Wood Group PLC	154,890	1,370,988	253,356
Jupiter Fund Management PLC	36,286	195,014	(3,710)
Kingfisher PLC	338,802	1,666,965	(94,365)
Lloyds Banking Group PLC	1,979,683	1,387,780	220,206
Man Group PLC	363,382	587,424	149,575
Micro Focus International PLC	20,368	532,000	42,011
Paysafe Group PLC	132,146	714,411	55,924
Persimmon PLC	296,793	7,263,363	1,029,753
Playtech PLC	42,590	460,193	88,176
Rentokil Initial PLC	65,823	167,130	55,129
Royal Mail PLC	1,312,578	8,969,121	(1,289,208)
Severn Trent PLC	76,295	2,416,352	(31,673)
Smiths Group PLC	184,276	2,789,154	1,266,867
Stagecoach Group PLC	259,630	800,182	(52,541)
Tate & Lyle PLC	459,822	4,074,032	404,121
Taylor Wimpey PLC	2,052,741	4,439,400	802,964
The Sage Group PLC	50,659	479,739	(62,002)
Thomas Cook Group PLC	267,018	229,948	81,056
UBM PLC	19,703	182,594	4,829
WH Smith PLC	43,557	841,505	118,401
William Hill PLC	600,683	2,156,582	74,038
Wm Morrison Supermarkets PLC	1,122,434	2,783,193	770,080
WPP PLC	167,029	3,508,657	482,232

			9,846,185

Total Long Positions			12,219,196

Short Positions:

Chile

Antofagasta PLC	657,184	4,458,538	(2,545,904)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Jordan

Hikma Pharmaceuticals PLC	133,246	$3,219,635	($101,515)

Netherlands

Royal Dutch Shell PLC ‘A’	280,382	6,858,317	(413,888)

South Africa

Mediclinic International PLC	256,601	2,462,755	189,423

United Kingdom

AA PLC	148,443	473,893	(18,062)
Admiral Group PLC	111,370	2,870,191	(225,684)
Aggreko PLC	324,282	4,107,664	411,677
Associated British Foods PLC	128,499	4,931,711	276,514
Aviva PLC	256,326	1,459,386	(406,363)
Babcock International Group PLC	14,339	197,412	16,902
Balfour Beatty PLC	519,366	1,591,784	(292,734)
BP PLC	526,252	2,964,199	(44,610)
British American Tobacco PLC	84,570	4,857,671	(1,296,282)
BTG PLC	318,994	2,818,503	243,280
Bunzl PLC	31,175	890,955	(94,980)
Capita PLC	594,976	6,533,779	1,850,890
Cobham PLC	1,859,092	3,261,054	66,986
ConvaTec Group PLC ~	118,574	369,477	(42,450)
Croda International PLC	8,332	337,550	(72,347)
easyJet PLC	86,002	1,397,630	197,521
Essentra PLC	212,977	1,452,682	(23,100)
G4S PLC	163,664	521,418	(98,948)
Halma PLC	114,712	1,526,245	(37,544)
Hargreaves Lansdown PLC	433,409	7,313,871	(544,236)
Henderson Group PLC	213,945	649,547	22,587
Hiscox Ltd	14,283	181,203	(13,625)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
IMI PLC	16,607	$224,283	($21,203)
Inmarsat PLC	438,720	3,990,572	(770,565)
Intertek Group PLC	11,922	520,085	(89,936)
ITV PLC	178,863	448,077	(39,889)
Just Eat PLC	350,480	2,388,229	(93,478)
Meggitt PLC	35,660	183,293	(14,491)
Merlin Entertainments PLC ~	282,572	1,628,787	(118,553)
Next PLC	8,445	572,737	98,010
Old Mutual PLC	392,701	951,676	(143,018)
Pennon Group PLC	274,660	2,882,421	(171,449)
Petrofac Ltd	27,238	312,797	375
Provident Financial PLC	66,984	2,426,806	(306,705)
Rolls-Royce Holdings PLC	225,366	1,907,408	(434,879)
Rotork PLC	529,300	1,419,162	(226,570)
Royal Bank of Scotland Group PLC	816,976	1,962,478	(560,661)
RSA Insurance Group PLC	70,995	450,355	(121,374)
Schroders PLC	31,832	1,071,669	(237,955)
Serco Group PLC	248,449	368,887	(20,514)
Smith & Nephew PLC	16,488	253,895	686
St James’s Place PLC	284,450	3,170,447	(929,469)
Tesco PLC	946,528	1,988,870	(406,768)
The Weir Group PLC	17,524	400,808	(22,026)
Travis Perkins PLC	10,420	207,418	4,127
United Utilities Group PLC	140,431	1,634,279	(88,201)
Vodafone Group PLC	768,250	2,166,395	139,370
Whitbread PLC	33,695	1,605,078	(82,645)
Worldpay Group PLC ~	1,012,383	3,662,998	(245,028)

			(5,027,417)

Total Short Positions			(7,899,301)

Total Long and Short Positions			4,319,895

Other Receivables (Payables) (3)			(21,428)

			$4,298,467

Description	Counter- party	Expiration Dates (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR, plus a specified spread as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.	JPM	07/17/17- 04/03/18	($420,283)

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

China

BOC Hong Kong Holdings Ltd	75,500	$223,751	$85,148

Hong Kong

Cheung Kong Property Holdings Ltd	242,000	1,684,342	(49,306)
CLP Holdings Ltd	290,000	2,806,265	233,437
Henderson Land Development Co Ltd	138,560	739,144	121,025
HKT Trust & HKT Ltd	233,000	346,688	(45,577)
Kerry Properties Ltd	981,000	2,401,670	1,004,369
Li & Fung Ltd	404,000	191,273	(15,680)
New World Development Co Ltd	2,331,000	2,198,589	676,624
Sino Land Co Ltd	1,086,000	1,673,600	233,151

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
SJM Holdings Ltd	579,000	$357,359	$114,382
Sun Hung Kai Properties Ltd	102,000	1,471,889	30,314
The Wharf Holdings Ltd	82,000	496,304	209,139
VTech Holdings Ltd	6,300	70,370	5,095
WH Group Ltd ~	1,955,000	1,478,685	209,177
Wheelock & Co Ltd	337,000	1,577,908	1,090,314
Xinyi Glass Holdings Ltd	2,076,000	1,812,577	19,588
Yue Yuen Industrial Holdings Ltd	701,000	2,704,920	53,805

			3,889,857

Total Long Positions			3,975,005

Short Positions:

China

Guotai Junan International Holdings Ltd	921,000	310,962	11,698

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Hong Kong

AIA Group Ltd	229,200	$1,324,700	($123,881)
ASM Pacific Technology Ltd	47,700	365,980	(283,505)
Cathay Pacific Airways Ltd	1,879,361	2,797,448	64,512
Galaxy Entertainment Group Ltd	60,885	211,798	(122,005)
Haitong International Securities Group Ltd	1,723,259	999,279	(15,750)
Hang Lung Properties Ltd	822,129	1,608,461	(531,311)
Hong Kong & China Gas Co Ltd	3,074,805	5,301,080	(857,964)
Melco International Development Ltd	123,000	187,991	(29,480)
MTR Corp Ltd	555,625	2,611,447	(513,965)
Sands China Ltd	96,400	397,716	(49,697)
Value Partners Group Ltd	2,015,724	1,888,175	(35,939)

			(2,498,985)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Macau

MGM China Holdings Ltd	1,467,803	$1,944,248	($1,119,178)
Wynn Macau Ltd	821,630	1,275,745	(400,170)

			(1,519,348)

United States

Samsonite International SA	287,908	845,635	(204,343)

Total Short Positions			(4,210,978)

Total Long and Short Positions			(235,973)

Other Receivables (Payables) (3)			(184,310)

			($420,283)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR, plus a specified spread as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.	JPM	07/17/17	$400,340

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

China

Yangzijiang Shipbuilding Holdings Ltd	3,352,694	$2,147,326	$631,084

Singapore

City Developments Ltd	21,300	135,924	23,513
ComfortDelGro Corp Ltd	245,100	479,170	(15,676)
Genting Singapore PLC	4,187,400	2,276,911	850,604
SATS Ltd	485,800	1,533,935	212,282
Singapore Airlines Ltd	188,800	1,469,450	(64,854)
StarHub Ltd	75,700	219,569	(55,007)

			950,862

Total Long Positions			1,581,946

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Singapore

CapitaLand Ltd	572,300	$1,310,964	($223,023)
Keppel Corp Ltd	1,044,014	4,103,997	(1,202,327)
Singapore Post Ltd	2,432,500	2,755,657	300,045
Singapore Telecommunications Ltd	231,000	623,445	51,884

			(1,073,421)

Total Short Positions			(1,073,421)

Total Long and Short Positions			508,525

Other Receivables (Payables) (3)			(108,185)

			$400,340

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate plus a specified spread as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.	MSC	05/03/17	$2,975,439

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Canada

Air Canada	526,035	$4,091,526	$1,563,049
Atco Ltd ‘I’	11,100	382,018	48,691
Bank of Montreal	25,537	1,652,160	311,268
CAE Inc	79,395	1,031,307	211,158

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	18,537	$1,497,202	$185,809
Canadian Tire Corp Ltd ‘A’	26,132	2,846,466	418,749
Canfor Corp	30,230	330,562	100,248
CCL Industries Inc ‘B’	4,831	884,612	219,381
CGI Group Inc ‘A’	10,554	482,151	50,792
Constellation Software Inc	2,378	929,329	291,758
Dollarama Inc	45,835	3,304,562	680,709
Empire Co Ltd ‘A’	70,362	1,169,242	(28,042)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Encana Corp	80,548	$916,172	$32,511
Finning International Inc	30,085	534,706	57,462
George Weston Ltd	17,422	1,509,049	89,647
Industrial Alliance Insurance & Financial Services Inc	38,622	1,272,315	467,794
Kinross Gold Corp	83,882	435,533	(127,227)
Linamar Corp	50,107	2,169,693	232,101
Lundin Mining Corp	114,304	389,580	266,684
Magna International Inc	61,965	2,637,729	138,383
Metro Inc	44,298	1,482,484	(37,974)
Open Text Corp	68,582	1,845,903	516,972
Quebecor Inc ‘B’	6,700	179,208	37,534
Ritchie Bros Auctioneers Inc	7,065	202,710	41,279
Saputo Inc	78,065	2,493,931	261,353
Seven Generations Energy Ltd ‘A’	19,018	367,377	(22,878)
Teck Resources Ltd ‘B’	30,125	693,705	(29,007)
The Bank of Nova Scotia	6,169	323,520	55,666
The Toronto-Dominion Bank	7,231	316,144	60,407
West Fraser Timber Co Ltd	23,176	909,976	59,436

			6,153,713

Total Long Positions			6,153,713

Short Positions:

Canada

AltaGas Ltd	51,789	1,258,918	(11,683)
BlackBerry Ltd	163,939	1,224,291	(59,670)
Bombardier Inc ‘B’	210,899	321,341	(11,732)
Cameco Corp	215,629	2,145,213	(259,954)
Canadian Utilities Ltd ‘A’	67,058	1,927,831	(141,984)
Cenovus Energy Inc	114,873	1,707,875	335,740
DH Corp	48,077	861,008	(62,859)
Eldorado Gold Corp	211,978	724,598	(3,117)
Element Fleet Management Corp	116,206	1,160,223	76,230

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Enbridge Inc	98,952	$4,122,377	($194,668)
Fairfax Financial Holdings Ltd	4,633	2,190,219	65,593
Franco-Nevada Corp	20,000	1,369,145	54,700
Gildan Activewear Inc	159,161	4,938,182	362,212
Goldcorp Inc	40,218	617,214	29,401
Imperial Oil Ltd	40,428	1,340,726	33,136
Keyera Corp	23,365	720,525	11,649
Methanex Corp	72,961	2,494,874	(1,056,846)
Onex Corp	8,574	553,195	(71,857)
Potash Corp of Saskatchewan Inc	125,517	2,080,916	(122,122)
Power Financial Corp	12,962	296,161	(55,124)
PrairieSky Royalty Ltd	37,801	769,657	(21,641)
Restaurant Brands International Inc	9,654	416,799	(144,536)
Rogers Communications Inc ‘B’	37,163	1,445,409	(279,453)
Silver Wheaton Corp	31,030	647,474	(12,026)
Stantec Inc	8,454	227,184	5,964
TransCanada Corp	36,087	1,662,324	(19,834)
Waste Connections Inc	2,768	210,238	(34,344)
WSP Global Inc	45,820	1,479,254	(179,256)

			(1,768,081)

United States

Valeant Pharmaceuticals International Inc	185,500	3,145,381	1,057,113

Total Short Positions			(710,968)

Total Long and Short Positions			5,442,745

Other Receivables (Payables) (3)			(2,467,306)

			$2,975,439

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS, plus a specified spread as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.	MSC	05/03/17	($730,503)

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Switzerland

ABB Ltd	205,351	$4,485,871	$427,739
Adecco Group AG	50,621	3,300,829	426,687
Baloise Holding AG	12,161	1,542,300	182,086
dormakaba Holding AG	382	266,854	40,903
Flughafen Zuerich AG	17,603	3,189,678	655,673
Geberit AG	5,262	2,174,754	135,355
Georg Fischer AG	2,162	1,784,451	235,171
Lonza Group AG	20,060	3,395,959	539,385
Sika AG	376	1,699,238	583,549
Straumann Holding AG	2,554	983,229	217,120
Swiss Life Holding AG	15,037	3,964,200	1,052,279
Swiss Re AG	50,161	4,795,863	(122,740)
Temenos Group AG	36,081	2,535,590	333,658
Zurich Insurance Group AG	13,967	3,789,528	(103,772)

			4,603,093

Total Long Positions			4,603,093

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Austria

ams AG	86,609	$2,856,243	($1,895,537)

Switzerland

Aryzta AG	83,827	3,076,189	301,232
Barry Callebaut AG	639	754,037	(113,347)
Chocoladefabriken Lindt & Spruengli AG	919	5,131,012	(139,740)
Cie Financiere Richemont SA ‘A’	64,590	4,291,550	(964,741)
Credit Suisse Group AG	278,339	3,632,868	(582,296)
Dufry AG	25,417	3,399,911	(610,704)
Galenica AG	1,984	2,089,269	(10,165)
GAM Holding AG	20,975	249,963	(9,929)
Julius Baer Group Ltd	5,380	207,996	(66,197)
Novartis AG	13,700	1,066,809	4,376
OC Oerlikon Corp AG	107,169	1,048,879	(120,538)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
SGS SA	95	$199,841	($1,301)
Sonova Holding AG	1,422	184,551	(11,357)
Swisscom AG	5,168	2,395,378	(14,105)
The Swatch Group AG	16,722	4,541,521	(1,541,286)

			(3,880,098)

Total Short Positions			(5,775,635)

Total Long and Short Positions			(1,172,542)

Other Receivables (Payables) (3)			442,039

			($730,503)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA, plus a specified spread as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.	MSC	05/03/17	$35,425,114

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Belgium

Ageas	85,160	$3,480,325	($17,478)
bpost SA	86,182	2,144,337	(44,730)
Galapagos NV	11,546	749,810	262,120
Proximus SADP	30,547	1,104,979	(89,770)
Solvay SA	11,934	1,524,228	(27,239)
Umicore SA	43,464	2,477,641	21,694

			104,597

Finland

Cargotec OYJ ‘B’	46,822	1,690,143	683,382
Huhtamaki OYJ	17,319	727,864	(90,025)
Kesko OYJ ‘B’	63,827	2,635,333	504,075
Neste OYJ	184,002	6,587,070	761,240
Nokian Renkaat OYJ	9,738	330,728	85,243
Orion OYJ ‘B’	55,607	1,992,464	984,461
Stora Enso OYJ ‘R’	46,003	456,767	91,705
UPM-Kymmene OYJ	112,895	2,609,606	74,934

			3,095,015

France

Arkema SA	32,988	3,015,317	302,632
Atos SE	84,961	8,081,911	2,602,424
BNP Paribas SA	11,534	737,397	26,406
Cap Gemini SA	34,956	3,083,190	207,031
Christian Dior SE	823	174,521	15,235
Cie de Saint-Gobain	69,123	2,949,406	729,828
Cie Generale des Etablissements Michelin	63,974	6,822,954	1,236,338
CNP Assurances	142,263	2,203,381	777,605
Eiffage SA	17,528	1,170,642	240,413
Elior Group ~	18,262	404,200	23,908
Faurecia	57,801	2,075,793	748,998
Ipsen SA	24,970	1,628,739	925,922
Lagardere SCA	60,898	1,491,507	346,319
Peugeot SA	453,264	7,402,749	1,988,148
Rexel SA	71,420	1,006,389	318,494
Schneider Electric SE	24,622	1,634,396	221,642
SCOR SE	47,379	1,664,675	190,491
SEB SA	16,520	2,064,347	280,148
Sodexo SA	20,150	2,102,823	365,058
Teleperformance	58,224	4,971,659	1,496,573

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Thales SA	73,740	$5,374,550	$1,965,725
Ubisoft Entertainment SA	26,200	887,867	231,792
Valeo SA	68,238	3,407,210	1,072,136

			16,313,266

Germany

Aurubis AG	49,571	2,546,682	892,978
Covestro AG ~	102,919	5,330,296	2,755,553
Deutsche Lufthansa AG	121,036	1,947,209	35,139
Deutsche Post AG	20,412	566,198	153,426
Evonik Industries AG	63,346	1,994,050	160,742
Freenet AG	99,264	3,272,077	79,992
Hannover Rueck SE	12,025	1,233,999	196,460
HeidelbergCement AG	25,609	2,361,476	119,222
Hella KGaA Hueck & Co	5,122	202,232	23,232
HOCHTIEF AG	47,234	4,340,955	3,644,402
Infineon Technologies AG	127,106	2,181,755	490,772
KION Group AG	34,553	1,608,961	706,358
LANXESS AG	5,692	379,618	(94)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	13,641	2,559,247	141,470
OSRAM Licht AG	68,690	3,429,369	1,027,056
Rheinmetall AG	56,982	3,953,107	1,003,062
Salzgitter AG	31,293	1,042,063	122,580
Siemens AG	15,594	1,818,377	396,876
Software AG	103,381	3,619,607	570,941
STADA Arzneimittel AG	51,896	2,716,755	548,887
Suedzucker AG	134,353	3,214,657	244,827
Talanx AG	54,504	1,726,157	251,541
Uniper SE	99,881	1,442,615	237,657

			13,803,079

Italy

A2A SPA	3,929,610	4,924,375	1,194,209
Assicurazioni Generali SPA	123,515	1,718,827	244,270
Autogrill SPA	294,676	2,790,978	246,759
BPER Banca	105,994	500,976	42,612
Davide Campari-Milano SPA	72,433	708,614	132,473
DiaSorin SPA	2,986	187,031	20,740
Enel SPA	1,240,337	5,231,163	584,134
Ferrari NV	19,222	1,250,856	174,274
Hera SPA	212,551	607,849	16,074
Leonardo SPA	237,601	2,933,583	500,166
Mediobanca SPA	163,100	1,270,483	206,607
Moncler SPA	117,391	2,129,179	519,548

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Poste Italiane SPA ~	159,719	$1,199,092	($66,993)
Prysmian SPA	205,386	4,602,592	994,422
Recordati SPA	65,025	1,625,305	644,730
Unipol Gruppo Finanziario SPA	438,573	1,601,042	237,275

			5,691,300

Luxembourg

APERAM SA	10,248	382,040	144,422

Netherlands

ABN AMRO Group NV CVA ~	60,012	1,252,809	213,420
Aegon NV	321,607	1,694,618	(68,882)
ASM International NV	36,838	1,585,856	533,592
Delta Lloyd NV	29,681	124,943	49,487
Koninklijke DSM NV	45,363	2,923,425	227,878
Koninklijke Philips NV	128,119	3,816,026	333,103
NN Group NV	257,228	8,155,118	429,272
Randstad Holding NV	25,208	1,516,943	(3,341)
Wolters Kluwer NV	103,910	3,738,997	738,041

			2,452,570

Spain

ACS Actividades de Construccion y Servicios SA	12,750	391,562	62,397
Aena SA ~	4,879	703,560	100,192
Almirall SA	54,780	977,823	(53,305)
Banco Santander SA	64,283	344,927	46,028
Ebro Foods SA	31,146	705,464	(47,738)
Endesa SA	235,283	4,591,778	1,136,844
Mapfre SA	568,040	1,782,133	161,185
Mediaset Espana Comunicacion SA	20,186	230,719	37,496
Prosegur Cia de Seguridad SA	144,748	943,815	(42,979)
Repsol SA	451,664	5,068,328	2,049,936
Tecnicas Reunidas SA	67,247	2,432,203	263,867

			3,713,923

Switzerland

STMicroelectronics NV	540,733	3,139,773	5,319,088

United Kingdom

Dialog Semiconductor PLC	98,540	4,192,464	1,003,498
Fiat Chrysler Automobiles NV	616,927	4,965,071	1,870,756
TechnipFMC PLC	10,694	291,669	58,335

			2,932,589

Total Long Positions			53,569,849

Short Positions:

Belgium

Anheuser-Busch InBev SA/NV	80,120	9,122,196	138,967
Telenet Group Holding NV	39,869	2,027,501	(397,628)

			(258,661)

Finland

Amer Sports OYJ	23,149	527,673	2,304
Elisa OYJ	5,961	197,762	(11,509)
Fortum OYJ	10,021	151,796	(5,699)
Kone OYJ ‘B’	15,996	706,086	8,608
Nokia OYJ	1,436,743	7,901,655	(650)
Sampo OYJ ‘A’	9,874	449,682	(32,400)
Wartsila OYJ Abp	29,591	1,305,168	(316,990)

			(356,336)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
France

Accor SA	152,306	$6,019,937	($478,916)
Aeroports de Paris	15,171	1,634,472	(256,957)
Air Liquide SA	31,383	3,315,211	(400,738)
Airbus SE	6,989	478,150	(52,876)
Bollore SA	1,329,264	5,638,126	311,139
Bureau Veritas SA	67,635	1,340,935	(103,027)
Carrefour SA	89,060	2,708,605	465,303
Casino Guichard Perrachon SA	46,033	2,308,951	(306,303)
Cie Plastic Omnium SA	4,267	141,622	(16,072)
Edenred	382,436	7,778,399	(1,508,806)
Electricite de France SA	103,112	1,288,431	362,675
Engie SA	44,736	650,349	(581)
Essilor International SA	54,924	6,351,639	(421,864)
Eutelsat Communications SA	37,345	708,486	(124,395)
Groupe Eurotunnel SE	279,221	2,657,345	(175,826)
Iliad SA	8,388	1,849,055	(68,357)
Ingenico Group SA	71,888	7,091,524	114,032
JCDecaux SA	56,763	1,814,178	(215,565)
L’Oreal SA	9,679	1,763,593	(144,535)
Natixis SA	272,156	1,227,686	(504,465)
Orpea	29,752	2,424,906	(505,139)
Pernod Ricard SA	17,208	1,908,202	(197,056)
Remy Cointreau SA	16,718	1,345,554	(342,284)
SFR Group SA	57,482	1,602,217	(225,083)
Suez	43,617	648,753	(34,835)
Veolia Environnement SA	78,420	1,271,223	(189,936)
Vivendi SA	14,164	286,207	3,198
Zodiac Aerospace	185,164	5,013,146	189,875

			(4,827,394)

Germany

Axel Springer SE	24,281	1,232,845	(123,282)
Bayerische Motoren Werke AG	45,101	4,190,830	(98,948)
Bilfinger SE	42,457	1,536,618	(130,307)
Commerzbank AG	349,910	2,837,047	(370,367)
Daimler AG	6,906	493,584	(25,092)
Deutsche Bank AG	165,129	2,269,414	(668,554)
Duerr AG	11,766	790,290	(276,191)
E.ON SE	585,991	4,148,614	(571,250)
Fielmann AG	12,138	883,529	(56,219)
Fraport AG Frankfurt Airport Services Worldwide	2,995	184,331	(26,083)
Fresenius Medical Care AG & Co KGaA	2,338	207,733	(733)
GEA Group AG	40,826	1,675,350	(66,130)
HUGO BOSS AG	18,732	1,338,003	(19,472)
K&S AG	8,045	185,088	(547)
Krones AG	4,336	442,491	(43,060)
MAN SE	5,674	576,228	(5,016)
Merck KGaA	6,596	679,991	(106,980)
ProSiebenSat.1 Media SE	99,465	3,985,882	(424,589)
RWE AG	30,228	522,398	(2,731)
Sartorius AG	14,551	1,115,527	(167,588)
Schaeffler AG	23,447	328,282	(96,494)
Symrise AG	17,585	1,154,904	(31,968)
Telefonica Deutschland Holding AG	738,851	3,474,392	(262,198)
thyssenkrupp AG	27,867	700,434	22,915
United Internet AG	95,517	3,930,013	(342,000)
Volkswagen AG (Preferred)	53,992	7,230,457	(879,498)
Zalando SE ~	73,946	2,337,457	(747,310)

			(5,519,692)

Italy

Azimut Holding SPA	280,491	4,647,113	(317,624)
Banca Generali SPA	63,757	1,546,658	(135,452)
Banco BPM SPA	1,528,000	3,638,756	(858,502)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
FinecoBank Banca Fineco SPA	166,499	$1,027,611	($105,252)
Luxottica Group SPA	36,562	1,867,421	(169,582)
Mediaset SPA	250,800	1,144,091	100,157
Saipem SPA	3,046,982	1,252,054	(179,886)
Salvatore Ferragamo SPA	145,198	3,225,864	(1,272,384)
Telecom Italia SPA	257,489	222,279	(15,913)
UniCredit SPA	348,217	4,680,098	(658,898)
UnipolSai Assicurazioni SPA	152,240	288,676	(55,928)
Yoox Net-A-Porter Group SPA	117,230	3,126,656	316,517

			(3,352,747)

Luxembourg

Eurofins Scientific SE	7,093	2,806,427	(359,930)
SES SA ‘A’ ADR	77,639	1,811,473	(55,161)
Tenaris SA	505,455	7,182,652	(1,775,229)

			(2,190,320)

Netherlands

Altice NV ‘A’	480,412	7,950,007	(3,133,568)
Heineken NV	6,372	525,660	(12,715)
Koninklijke KPN NV	611,197	2,248,592	362,040
OCI NV	58,894	911,516	(254,634)
SBM Offshore NV	235,175	3,047,802	(939,717)

			(3,978,594)

Spain

Abertis Infraestructuras SA	21,145	320,946	(31,799)
Acerinox SA	12,476	168,907	(4,634)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Atresmedia Corp de Medios de Comunicacion SA	105,888	$1,073,514	($289,502)
Banco Popular Espanol SA	156,766	171,912	20,762
Bankia SA	524,222	427,685	(187,689)
Cellnex Telecom SAU ~	453,731	7,421,273	(238,871)
Distribuidora Internacional de Alimentacion SA	359,336	2,082,147	(103,882)
Ferrovial SA	250,095	4,822,209	(289,744)
Grifols SA	108,050	2,336,986	(395,437)
Industria de Diseno Textil SA	25,988	834,129	(128,069)
Zardoya Otis SA	60,258	587,940	3,651

			(1,645,214)

United Kingdom

Unilever NV CVA	168,348	7,429,361	(886,538)

United States

QIAGEN NV	69,983	1,704,038	(339,414)

Total Short Positions			(23,354,910)

Total Long and Short Positions			30,214,939

Other Receivables (Payables) (3)			5,210,175

			$35,425,114

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC, plus a specified spread as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.	MSC	05/07/18	$27,813,951

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Japan

Advantest Corp	23,700	$323,300	$111,866
Aisin Seiki Co Ltd	10,900	540,392	(10,364)
Alfresa Holdings Corp	80,500	1,595,710	(140,703)
Amada Holdings Co Ltd	350,500	3,358,428	760,034
Aozora Bank Ltd	548,000	2,037,867	(89,825)
Asahi Kasei Corp	199,000	1,852,967	2,233
Astellas Pharma Inc	299,100	4,542,391	(903,926)
Bandai Namco Holdings Inc	221,800	4,573,973	1,812,590
Brother Industries Ltd	44,800	833,358	92,991
Chiyoda Corp	32,000	241,706	(13,915)
Chubu Electric Power Co Inc	395,400	5,307,122	(68,586)
Citizen Watch Co Ltd	386,700	1,987,928	632,170
Daicel Corp	94,500	1,159,028	(111,408)
Daiichi Sankyo Co Ltd	79,600	1,861,321	(37,627)
DeNA Co Ltd	41,000	1,138,312	(310,362)
Disco Corp	6,700	536,836	423,752
Fuji Heavy Industries Ltd	57,500	2,155,675	92,853
FUJIFILM Holdings Corp	46,700	1,856,429	(99,626)
Fujitsu Ltd	581,803	3,264,160	320,783
Hakuhodo DY Holdings Inc	212,300	2,335,248	232,972
Haseko Corp	243,400	2,357,129	213,735
Hikari Tsushin Inc	1,900	185,493	(2,316)
Hitachi Chemical Co Ltd	203,800	3,750,543	1,956,744

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Hitachi Construction Machinery Co Ltd	6,200	$136,998	$14,855
Hitachi High-Technologies Corp	152,200	4,758,913	1,218,473
Hitachi Metals Ltd	34,300	396,151	71,101
Hoya Corp	3,200	115,924	29,357
Ibiden Co Ltd	23,700	337,872	27,934
Idemitsu Kosan Co Ltd	139,100	2,430,707	2,456,022
ITOCHU Corp	67,200	827,349	63,705
Itochu Techno-Solutions Corp	168,600	3,404,588	1,475,635
Japan Airlines Co Ltd	60,900	2,046,422	(326,389)
Japan Petroleum Exploration Co Ltd	31,300	735,291	(9,026)
JTEKT Corp	36,700	511,484	49,922
JXTG Holdings Inc	453,500	1,685,586	642,768
Kajima Corp	231,000	1,459,958	13,341
Kaken Pharmaceutical Co Ltd	8,500	526,596	(79,941)
Kamigumi Co Ltd	153,000	1,399,916	(110,967)
Kaneka Corp	279,000	2,223,699	(84,228)
Kewpie Corp	53,300	1,293,220	161,793
Keyence Corp	400	154,761	3,755
Kobayashi Pharmaceutical Co Ltd	10,500	462,905	86,326
Konami Holdings Corp	69,093	1,719,488	1,117,385
Konica Minolta Inc	133,300	1,140,060	36,195
Kuraray Co Ltd	119,200	1,475,202	370,616
Kurita Water Industries Ltd	12,600	284,412	47,620
Kyushu Financial Group Inc	147,100	981,200	(55,512)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Lion Corp	120,000	$1,870,046	$344,543
Marubeni Corp	28,200	181,543	(9,644)
Maruichi Steel Tube Ltd	5,300	181,320	(13,626)
Matsumotokiyoshi Holdings Co Ltd	31,100	1,566,639	(14,413)
Mebuki Financial Group Inc	41,700	181,117	(16,769)
Medipal Holdings Corp	146,100	2,403,722	(277,905)
Miraca Holdings Inc	25,500	1,088,804	130,822
Mitsubishi Chemical Holdings Corp	69,200	428,133	76,866
Mitsubishi Corp	120,200	2,729,661	(174,411)
Mitsubishi Electric Corp	192,000	2,367,604	507,860
Mitsubishi Gas Chemical Co Inc	197,500	2,684,012	1,556,927
Mitsubishi Tanabe Pharma Corp	198,500	3,458,786	376,077
Mitsubishi UFJ Financial Group Inc	111,600	732,405	(38,661)
Mitsubishi UFJ Lease & Finance Co Ltd	33,300	183,618	(19,522)
Mitsui Chemicals Inc	855,000	3,051,281	1,118,034
Mixi Inc	90,900	3,202,835	1,291,638
Mizuho Financial Group Inc	1,820,300	3,367,578	(68,777)
MS&AD Insurance Group Holdings Inc	160,800	4,659,738	403,536
Nexon Co Ltd	27,800	423,431	22,553
NH Foods Ltd	14,000	382,522	(12,500)
NHK Spring Co Ltd	209,200	1,936,845	332,583
Nikon Corp	51,100	764,635	47,278
Nippon Express Co Ltd	838,000	4,151,222	(85,083)
Nippon Shokubai Co Ltd	35,600	1,975,854	408,022
Nippon Telegraph & Telephone Corp	51,200	1,996,256	146,811
Nitori Holdings Co Ltd	4,000	356,855	118,301
Obayashi Corp	86,600	839,315	36,811
Oracle Corp Japan	32,300	1,569,101	195,637
ORIX Corp	206,600	3,284,394	(289,580)
Osaka Gas Co Ltd	435,000	1,666,382	(25,843)
Otsuka Corp	43,000	2,175,231	(48,716)
Pola Orbis Holdings Inc	7,600	126,520	57,512
Resona Holdings Inc	953,900	5,042,284	(66,391)
Rohm Co Ltd	10,600	469,490	231,460
Sankyo Co Ltd	43,285	1,630,556	(182,520)
Sega Sammy Holdings Inc	122,500	1,843,366	(222,403)
Seiko Epson Corp	82,300	1,314,024	546,419
Sekisui Chemical Co Ltd	221,000	2,688,820	779,849
Shimamura Co Ltd	25,200	2,472,761	688,841
Shin-Etsu Chemical Co Ltd	18,100	1,130,904	357,039
Shinsei Bank Ltd	310,000	575,942	(11,997)
Shionogi & Co Ltd	40,700	1,880,029	211,953
Sojitz Corp	2,170,600	4,181,139	1,198,138
Sompo Holdings Inc	56,900	2,067,778	(26,954)
Square Enix Holdings Co Ltd	122,500	3,637,717	(128,662)
Sumitomo Chemical Co Ltd	143,000	647,393	149,020
Sumitomo Corp	71,800	687,344	312,941
Sumitomo Dainippon Pharma Co Ltd	154,700	2,604,958	(63,636)
Sumitomo Electric Industries Ltd	145,300	1,994,811	569,486
Sumitomo Heavy Industries Ltd	505,000	3,105,048	271,828
Sumitomo Mitsui Financial Group Inc	73,800	2,899,438	(258,339)
Sumitomo Mitsui Trust Holdings Inc	91,800	3,136,136	175,669
Sumitomo Rubber Industries Ltd	132,300	2,002,789	254,784
Suzuken Co Ltd	73,800	2,494,804	(113,806)
Suzuki Motor Corp	44,700	1,151,527	693,161
Taiheiyo Cement Corp	115,000	311,565	81,629

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Taisei Corp	194,000	$1,414,043	($19,776)
Teijin Ltd	103,100	2,060,571	83,141
The Gunma Bank Ltd	252,100	1,439,714	(158,535)
The Hachijuni Bank Ltd	36,400	254,202	(70,859)
THK Co Ltd	24,400	632,575	(25,031)
Tokio Marine Holdings Inc	43,200	1,875,642	(73,494)
Tokyo Broadcasting System Holdings Inc	54,700	753,005	274,799
Tokyo Century Corp	4,400	145,439	1,074
Tokyo Electron Ltd	8,100	698,607	229,724
Tokyo Gas Co Ltd	164,000	723,793	24,200
Toppan Printing Co Ltd	298,000	2,602,033	558,705
Tosoh Corp	479,000	2,226,482	2,022,923
Toyo Seikan Group Holdings Ltd	18,800	338,271	(36,617)
Toyo Suisan Kaisha Ltd	53,600	2,013,191	35,775
Toyoda Gosei Co Ltd	68,800	1,357,077	420,374
Toyota Boshoku Corp	177,400	3,004,083	1,071,977
Toyota Tsusho Corp	67,100	1,524,305	647,000
Yamaguchi Financial Group Inc	17,000	208,581	(42,222)
Yamaha Corp	6,600	204,913	(27,239)
Yamazaki Baking Co Ltd	7,300	156,710	(2,739)
Yokogawa Electric Corp	30,500	450,485	22,448

			28,544,303

Total Long Positions			28,544,303

Short Positions:

Japan

Aeon Co Ltd	462,200	6,046,416	(585,909)
AEON Financial Service Co Ltd	130,100	2,776,262	373,770
Air Water Inc	12,400	233,265	(9,888)
Alps Electric Co Ltd	185,700	4,460,283	(906,941)
ANA Holdings Inc	124,000	340,076	(59,416)
Asahi Intecc Co Ltd	8,000	318,471	(10,433)
Asics Corp	285,700	6,144,405	1,590,689
Benesse Holdings Inc	8,800	268,683	(4,736)
Calbee Inc	253,800	9,335,188	298,812
Casio Computer Co Ltd	138,200	2,028,140	80,310
Chugai Pharmaceutical Co Ltd	82,200	2,700,187	36,690
Dentsu Inc	3,300	180,857	3,415
Don Quijote Holdings Co Ltd	118,000	4,341,702	(12,072)
East Japan Railway Co	4,500	402,003	(14,866)
Eisai Co Ltd	19,500	1,216,640	140,332
Electric Power Development Co Ltd	210,500	5,416,408	402,628
FamilyMart UNY Holdings Co Ltd	3,300	199,546	5,163
FANUC Corp	3,400	524,266	(225,589)
Fast Retailing Co Ltd	8,200	2,200,409	(453,400)
Hamamatsu Photonics KK	173,096	4,632,852	(207,003)
Hokuriku Electric Power Co	201,000	2,211,863	230,199
Honda Motor Co Ltd	40,500	1,211,610	18,012
Hoshizaki Corp	2,800	233,299	6,396
IHI Corp	563,000	964,251	(781,289)
Isetan Mitsukoshi Holdings Ltd	309,200	3,827,982	448,223
Izumi Co Ltd	13,400	573,031	(77,062)
J Front Retailing Co Ltd	63,700	1,057,486	190,971
Japan Post Insurance Co Ltd	15,400	333,605	(14,096)
JFE Holdings Inc	54,500	868,426	(73,433)
JGC Corp	59,100	893,554	(192,846)
Kakaku.com Inc	146,200	2,411,383	411,853
Kansai Paint Co Ltd	61,900	960,067	(364,200)
Kawasaki Heavy Industries Ltd	225,000	770,245	105,202
Keihan Holdings Co Ltd	220,000	1,464,539	125,094
Keikyu Corp	316,000	2,844,619	(640,586)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Keio Corp	291,000	$2,398,942	$154,200
Keisei Electric Railway Co Ltd	53,200	1,542,376	168,532
Kikkoman Corp	68,000	2,026,134	78,484
Kintetsu Group Holdings Co Ltd	1,048,000	3,779,203	158,272
Kirin Holdings Co Ltd	20,000	275,518	(74,348)
Kobe Steel Ltd	435,800	3,708,431	(194,038)
Koito Manufacturing Co Ltd	5,700	255,990	(56,584)
Kyowa Hakko Kirin Co Ltd	22,600	375,156	16,432
Kyushu Electric Power Co Inc	396,600	4,695,618	545,058
LIXIL Group Corp	7,500	183,165	(5,140)
Marui Group Co Ltd	401,747	4,877,829	(122,776)
MINEBEA MITSUMI Inc	121,400	1,424,783	(109,086)
MISUMI Group Inc	70,300	1,181,117	(185,700)
Mitsubishi Heavy Industries Ltd	425,000	1,652,058	(20,253)
Mitsubishi Logistics Corp	315,000	4,268,446	19,943
Mitsubishi Motors Corp	457,500	2,782,889	78,624
MonotaRO Co Ltd	138,600	3,090,946	(1,200,837)
Murata Manufacturing Co Ltd	9,500	1,211,384	(192,289)
Nagoya Railroad Co Ltd	277,000	1,397,781	118,142
Nankai Electric Railway Co Ltd	313,000	1,531,586	(16,473)
NGK Spark Plug Co Ltd	316,000	8,039,039	1,357,605
Nidec Corp	18,500	1,268,298	(528,212)
Nippon Paint Holdings Co Ltd	73,700	1,662,287	(782,319)
Nippon Yusen KK	1,435,000	2,678,193	(482,554)
Nissin Foods Holdings Co Ltd	4,200	247,369	(3,566)
Obic Co Ltd	5,300	276,378	6,726
Odakyu Electric Railway Co Ltd	267,700	6,316,913	549,503
Olympus Corp	25,600	905,335	(66,785)
Ono Pharmaceutical Co Ltd	43,400	1,138,644	264,808
Orient Corp	386,500	719,575	6,549
Oriental Land Co Ltd	87,800	5,060,462	413,165
Pigeon Corp	161,200	3,870,996	(1,328,177)
Rakuten Inc	268,800	3,090,937	133,977
Ricoh Co Ltd	557,800	5,421,533	1,359,701
Rinnai Corp	11,000	910,549	92,426
Ryohin Keikaku Co Ltd	11,800	2,494,413	(213,286)
Santen Pharmaceutical Co Ltd	112,500	1,551,155	(62,171)
Sawai Pharmaceutical Co Ltd	2,800	187,073	23,061

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Seibu Holdings Inc	127,800	$2,945,538	$1,015,170
Seven Bank Ltd	1,676,800	5,393,512	(184,302)
Shikoku Electric Power Co Inc	349,000	4,019,816	53,810
Shimano Inc	44,300	6,876,771	567,448
Shiseido Co Ltd	23,100	548,881	2,778
SMC Corp	1,800	512,077	(15,096)
Sohgo Security Services Co Ltd	40,800	2,146,184	635,497
Sony Financial Holdings Inc	375,800	5,291,672	(1,098,910)
Sosei Group Corp	5,400	630,730	112,759
Stanley Electric Co Ltd	15,100	344,137	(81,147)
Sumco Corp	34,900	208,050	(394,726)
Sysmex Corp	14,200	816,389	(36,718)
Taiyo Nippon Sanso Corp	5,700	69,123	4,057
Takashimaya Co Ltd	117,000	1,050,169	118,307
The Bank of Kyoto Ltd	451,000	3,255,162	(186,456)
The Chugoku Electric Power Co Inc	543,500	6,920,599	943,900
The Iyo Bank Ltd	123,300	848,746	29,400
The Kansai Electric Power Co Inc	182,800	1,629,735	(741,234)
The Yokohama Rubber Co Ltd	27,100	534,277	9,891
Tobu Railway Co Ltd	287,000	1,378,938	(71,642)
Tokyu Corp	143,000	1,203,741	205,430
Toyota Industries Corp	96,600	4,976,072	367,000
Trend Micro Inc	15,900	563,740	(151,289)
Unicharm Corp	133,400	2,628,891	(360,532)
USS Co Ltd	18,600	315,527	(14,771)
Yahoo Japan Corp	573,800	2,329,227	(150,398)
Yakult Honsha Co Ltd	145,600	7,213,679	(846,243)
Yamaha Motor Co Ltd	159,500	2,733,685	(1,125,793)
Yamato Holdings Co Ltd	35,300	734,952	6,827
Yaskawa Electric Corp	268,400	3,183,490	(1,915,481)

			(3,567,856)

Total Short Positions			(3,567,856)

Total Long and Short Positions			24,976,447

Other Receivables (Payables) (3)			2,837,504

			$27,813,951

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR, plus a specified spread as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.	MSC	05/02/17	$1,335,624

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Denmark

GN Store Nord AS	33,457	$690,490	$121,549
H Lundbeck AS	57,843	2,304,984	416,606
ISS AS	46,678	1,812,848	63,779
TDC AS	809,141	4,157,482	281,124
Vestas Wind Systems AS	71,199	5,019,142	898,877

			1,781,935

Total Long Positions			1,781,935

Short Positions:

Denmark

Chr Hansen Holding AS	31,379	1,809,638	(202,408)
Coloplast AS ‘B’	19,889	1,414,216	(158,478)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
DONG Energy AS ~	19,477	$705,284	($40,152)
DSV AS	26,692	1,281,226	(91,336)
Nets AS ~	25,916	425,485	6,302
Novo Nordisk AS ‘B’	7,241	257,113	10,140
Novozymes AS ‘B’	159,150	6,527,818	8,850
Tryg AS	69,592	1,337,022	(13,078)
William Demant Holding AS	18,112	364,995	(11,110)

			(491,270)

Total Short Positions			(491,270)

Total Long and Short Positions			1,290,665

Other Receivables (Payables) (3)			44,959

			$1,335,624

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR, plus a specified spread as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.	MSC	05/03/17	$846,436

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Norway

Leroy Seafood Group ASA	29,004	$1,471,590	($163,612)
Marine Harvest ASA	31,814	498,901	(3,888)
Orkla ASA	47,927	444,929	(1,775)
Salmar ASA	48,077	1,349,313	(277,385)
Yara International ASA	36,725	1,390,138	97,586

			(349,074)

United Kingdom

Subsea 7 SA	38,537	346,035	273,585

Total Long Positions			(75,489)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Norway

Gjensidige Forsikring ASA	10,070	$169,712	$5,744
Schibsted ASA ‘A’	174,455	4,866,609	154,651
Statoil ASA	42,442	752,493	9,778

			170,173

Total Short Positions			170,173

Total Long and Short Positions			94,684

Other Receivables (Payables) (3)			751,752

			$846,436

Description	Counter- party	Expiration Date (1)	Value
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR, plus a specified spread as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.	MSC	05/03/17	$4,512,709

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2017:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Malta

Kindred Group PLC SDR	15,943	$139,840	$31,363

Sweden

BillerudKorsnas AB	167,920	2,621,301	268,648
Boliden AB	178,499	3,520,954	1,981,178
Bonava AB ‘B’	3,054	-	44,648
Electrolux AB ‘B’	79,004	2,111,398	277,960
Holmen AB ‘B’	10,998	382,611	54,754
Husqvarna AB ‘B’	168,631	1,359,688	253,594
NCC AB ‘B’	164,039	4,912,057	(445,186)
Saab AB ‘B’	56,456	1,909,917	567,298
Securitas AB ‘B’	45,384	717,862	(8,075)
Skanska AB ‘B’	72,331	1,593,305	245,860
SSAB AB ‘A’	267,175	775,508	307,247
Swedish Match AB	127,451	4,507,006	(97,975)

			3,449,951

Total Long Positions			3,481,314

Short Positions:

Luxembourg

Millicom International Cellular SA SDR	19,483	950,023	(133,116)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Sweden

Alfa Laval AB	45,473	$727,143	($164,620)
Assa Abloy AB ‘B’	232,877	4,719,256	(449,600)
Elekta AB ‘B’	82,608	733,038	(63,104)
Getinge AB ‘B’	68,195	1,385,411	78,299
Hennes & Mauritz AB ‘B’	299,736	9,650,593	1,521,485
Hexagon AB ‘B’	72,880	2,895,389	(249,667)
Hexpol AB	65,860	613,980	(74,322)
Modern Times Group MTG AB ‘B’	4,485	128,941	(31,170)
Svenska Handelsbanken AB ‘A’	128,578	1,714,755	(198,132)
Tele2 AB ‘B’	110,273	871,219	(166,129)
Telefonaktiebolaget LM Ericsson ‘B’	446,509	2,699,297	(284,020)

			(80,980)

Total Short Positions			(214,096)

Total Long and Short Positions			3,267,218

Other Receivables (Payables) (3)			1,245,491

			$4,512,709

Total Basket Swaps			$174,666,189

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(1)	The expiration date(s) of the underlying investment in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount is representative of the cost basis of the long and short positions.
(3)	Other receivables (payables) includes the gains (losses) realized within the swap when the swap resets.

Total Return Swaps

Receive Total Return	Pay Total Return	Counter- party	Expiration Date	Number of Contracts	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Negative return on SGX Singapore Index	Positive return on SGX Singapore Index	GSC	04/28/17	7	($1,727)	$-	($1,727)
Positive return on Swiss Market Index	Negative return on Swiss Market Index	GSC	06/16/17	252	137,776	-	137,776
Positive return on MSCI Canada Index	Negative return on MSCI Canada Index	JPM	06/21/17	490	(4,033)	-	(4,033)
Positive return on MSCI France Index	Negative return on MSCI France Index	JPM	06/21/17	524	3,356	-	3,356
Positive return on MSCI Hong Kong Index	Negative return on MSCI Hong Kong Index	JPM	06/21/17	77	15,935	-	15,935
Positive return on MSCI Italy Index	Negative return on MSCI Italy Index	JPM	06/21/17	1,092	4,730	-	4,730
Positive return on MSCI Singapore Index	Negative return on MSCI Singapore Index	JPM	06/21/17	17	852	-	852
Negative return on Swiss Market Index	Positive return on Swiss Market Index	JPM	06/21/17	744	(11,031)	-	(11,031)

					$145,858	$-	$145,858

Total Swap Agreements					$174,812,047	$-	$174,812,047

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$983,269,989	$255,279,927	$727,990,062	$-
	Derivatives:
	Equity Contracts
	Futures	2,165,282	2,165,282	-	-
	Swaps	175,979,624	-	175,979,624	-

	Total Equity Contracts	178,144,906	2,165,282	175,979,624	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,071,389	-	2,071,389	-

	Total Asset - Derivatives	180,216,295	2,165,282	178,051,013	-

	Total Assets	1,163,486,284	257,445,209	906,041,075	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(1,998,060)	(1,998,060)	-	-
	Swaps	(1,167,577)	-	(1,167,577)	-

	Total Equity Contracts	(3,165,637)	(1,998,060)	(1,167,577)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(221,233)	-	(221,233)	-

	Total Liabilities - Derivatives	(3,386,870)	(1,998,060)	(1,388,810)	-

	Total Liabilities	(3,386,870)	(1,998,060)	(1,388,810)	-

	Total	$1,160,099,414	$255,447,149	$904,652,265	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.7%

Cyprus - 0.0%

Bank of Cyprus Holdings PLC *	10,910	$32,356

Singapore - 0.8%

Yoma Strategic Holdings Ltd	14,753,033	6,749,293

South Korea - 0.1%

Amorepacific Corp	70	17,572
AMOREPACIFIC Group	172	18,387
Coway Co Ltd	156	13,430
Hana Financial Group Inc	770	25,409
Hankook Tire Co Ltd	262	12,778
Hyundai Mobis Co Ltd	182	39,151
Hyundai Motor Co	506	71,311
Hyundai Steel Co	245	12,830
Industrial Bank of Korea	1,176	12,819
Kangwon Land Inc	580	19,825
KB Financial Group Inc	1,150	50,400
Kia Motors Corp	590	19,554
Korea Electric Power Corp	770	32,052
Korea Zinc Co Ltd	51	19,717
KT&G Corp	446	38,903
LG Chem Ltd	120	31,553
LG Corp	310	19,472
LG Display Co Ltd	707	19,146
LG Electronics Inc	310	18,832
LG Household & Health Care Ltd	26	18,862
Lotte Chemical Corp	60	19,882
Lotte Shopping Co Ltd	66	12,839
NAVER Corp	166	126,934
POSCO	150	38,959
S-Oil Corp	220	19,781
Samsung Biologics Co Ltd *	120	18,562
Samsung C&T Corp	280	31,951
Samsung Electronics Co Ltd	103	189,563
Samsung Fire & Marine Insurance Co Ltd	80	19,180
Samsung Life Insurance Co Ltd	330	32,013
Samsung SDI Co Ltd	154	19,012
Samsung SDS Co Ltd	163	19,461
Shinhan Financial Group Co Ltd	910	37,917
SK Holdings Co Ltd	90	19,602
SK Hynix Inc	1,539	69,512
SK Innovation Co Ltd	132	19,669
SK Telecom Co Ltd	140	31,633
Woori Bank	1,643	19,087

		1,257,560

Vietnam - 0.8%

Bank for Foreign Trade of Vietnam JSC	249,500	404,570
Bank for Investment & Development of Vietnam JSC	138,800	107,051
Bao Viet Holdings	46,600	121,281
Binh Minh Plastics JSC	41,800	378,190
Coteccons Construction JSC	39,300	361,564
Danang Rubber JSC	19,900	27,331
Domesco Medical Import Export JSC	96,900	390,496
HA TIEN 1 Cement JSC *	64,100	63,100
Hoa Phat Group JSC	214,050	287,438
Hoa Sen Group	24,000	52,222
KIDO Group Corp	110,000	203,032
Kinh Bac City Development Share Holding Corp *	151,700	100,000
Masan Group Corp	281,500	582,051
PetroVietnam Drilling & Well Services JSC *	77,400	68,226

	Shares	Value
Petrovietnam Fertilizer & Chemicals JSC	113,900	$121,383
PetroVietnam Gas JSC	48,600	117,523
PetroVietnam Nhon Trach 2 Power JSC	260,600	360,827
PetroVietnam Technical Services Corp	186,300	144,112
Pha Lai Thermal Power JSC	64,700	48,905
Saigon - Hanoi Commercial Joint Stock Bank *	259,300	64,953
Saigon Securities Inc	196,900	206,439
Saigon Thuong Tin Commercial JSB *	438,600	220,697
Tan Tao Investment & Industry JSC *	315,900	55,947
Viet Nam Construction & Import-Export JSC	91,000	63,186
Vietnam Dairy Products JSC	134,300	845,757
Vietnam Joint Stock Commercial Bank for Industry & Trade	43,500	34,601
Vingroup JSC *	620,700	1,140,200

		6,571,082

Total Common Stocks (Cost $13,750,605)		14,610,291

	Principal Amount

CORPORATE BONDS & NOTES - 1.5%

Argentina - 0.5%

Banco Hipotecario SA 22.333% due 01/12/20 § ~	ARS 34,319,000	2,250,268
YPF SA 23.854% due 07/07/20 § ~	$1,434,000	1,532,984

		3,783,252

Azerbaijan - 0.5%

International Bank of Azerbaijan OJSC 6.170% due 05/10/17 § ~	4,400,000	4,389,660

Georgia - 0.5%

Bank of Georgia JSC 11.000% due 06/01/18	GEL 6,870,000	2,875,012
Georgian Oil & Gas Corp JSC 6.750% due 04/26/21 ~	$1,341,000	1,416,431

		4,291,443

Total Corporate Bonds & Notes (Cost $12,731,937)		12,464,355

SENIOR LOAN NOTES - 0.8%

Ethiopia - 0.8%

Ethiopian Railways Corp 5.100% due 08/02/21 § +	6,700,000	6,577,893

Total Senior Loan Notes (Cost $6,325,119)		6,577,893

MORTGAGE-BACKED SECURITIES - 1.3%

United States - 1.3%

Fannie Mae (IO) 5.268% due 03/25/33 - 04/25/43 §	10,079,700	1,518,582
Fannie Mae Connecticut Avenue Securities
4.532% due 07/25/29 §	2,253,106	2,283,134
5.232% due 01/25/29 §	1,233,700	1,311,250
Freddie Mac (IO)
5.338% due 02/15/33 §	3,695,731	621,276
5.708% due 05/15/36 § ‡	3,995,980	681,675

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Freddie Mac Structured Agency Credit Risk Debt Notes
4.232% due 07/25/29 §	$1,278,498	$1,277,857
4.782% due 03/25/29 §	2,047,560	2,117,081
5.682% due 04/25/28 §	1,199,472	1,323,698

		11,134,553

Total Mortgage-Backed Securities (Cost $11,173,345)		11,134,553

FOREIGN GOVERNMENT BONDS & NOTES - 70.2%

Albania - 2.8%

Albania Government 5.750% due 11/12/20 ~	EUR 20,282,000	23,972,486

Argentina - 0.7%

Argentine Bonad
0.750% due 06/09/17	$3,350,000	3,306,249
0.750% due 09/21/17	3,144,471	3,114,797

		6,421,046

Australia - 2.9%

Australia Government
3.000% due 03/21/47 ~	AUD 25,775,000	17,523,225
3.250% due 06/21/39 ~	9,756,000	7,277,148

		24,800,373

Barbados - 1.2%

Barbados Government
6.625% due 12/05/35 ~	$12,989,000	8,572,740
6.625% due 12/05/35 ~	2,130,000	1,405,800
7.000% due 08/04/22 ~	979,000	739,145

		10,717,685

Cyprus - 6.5%

Cyprus Government
3.750% due 07/26/23 ~	EUR 16,721,000	18,662,073
3.875% due 05/06/22 ~	13,379,000	15,170,183
4.250% due 11/04/25 ~	18,992,000	21,810,603

		55,642,859

Dominican Republic - 3.9%

Dominican Republic
10.375% due 03/04/22 ~	DOP 77,700,000	1,660,621
10.400% due 05/10/19 ~	581,800,000	12,470,016
13.500% due 08/04/17 ~	55,500,000	1,191,108
14.000% due 06/08/18 ~	429,300,000	9,524,269
15.000% due 04/05/19 ~	135,000,000	3,137,211
15.950% due 06/04/21 ~	73,200,000	1,859,420
16.000% due 07/10/20 ~	120,200,000	2,966,633
16.950% due 02/04/22 ~	35,800,000	938,081

		33,747,359

Ecuador - 0.9%

Ecuador Government
7.950% due 06/20/24 ~	$1,061,000	1,002,645
10.500% due 03/24/20 ~	6,513,000	6,936,345

		7,938,990

El Salvador - 3.2%

El Salvador Government
5.875% due 01/30/25 ~	1,570,000	1,410,488
6.375% due 01/18/27 ~	6,727,000	6,054,300
7.375% due 12/01/19 ~	1,668,000	1,720,125
7.650% due 06/15/35 ~	2,819,000	2,631,649
7.750% due 01/24/23 ~	9,670,000	9,904,497

	Principal Amount	Value
8.250% due 04/10/32 ~	$1,885,000	$1,877,988
8.625% due 02/28/29 ~	3,610,000	3,736,350

		27,335,397

Georgia - 0.3%

Georgia Treasury
6.750% due 10/06/18	GEL 140,000	56,539
8.000% due 06/09/18	2,010,000	826,573
10.500% due 02/05/25	414,000	175,444
10.750% due 07/09/17	415,000	171,699
11.750% due 04/28/21	105,000	47,760
13.375% due 03/10/18	3,820,000	1,646,003

		2,924,018

Greece - 1.0%

Hellenic Republic Government 4.750% due 04/17/19 ~	EUR 8,447,000	8,562,596

Honduras - 1.1%

Honduras Government
6.250% due 01/19/27 ~	$3,375,000	3,432,780
7.500% due 03/15/24 ~	1,614,000	1,781,453
8.750% due 12/16/20 ~	4,046,000	4,603,660

		9,817,893

Indonesia - 3.2%

Indonesia Treasury
7.500% due 08/15/32	IDR 50,570,000,000	3,857,946
8.250% due 05/15/36	211,233,000,000	16,829,954
8.375% due 03/15/34	40,970,000,000	3,265,179
8.750% due 05/15/31	38,119,000,000	3,178,848

		27,131,927

Kenya - 0.2%

Kenya Infrastructure 11.000% due 10/12/26	KES 226,200,000	2,015,122

Lebanon - 3.2%

Lebanon Government
5.150% due 06/12/18 ~	$16,885,000	17,162,758
5.150% due 11/12/18 ~	8,902,000	9,045,242
5.450% due 11/28/19 ~	1,037,000	1,063,133

		27,271,133

Macedonia - 5.5%

Macedonia Government
3.975% due 07/24/21 ~	EUR 28,463,000	30,966,751
4.875% due 12/01/20 ~	14,715,000	16,636,540

		47,603,291

New Zealand - 4.2%

New Zealand Government
2.500% due 09/20/35 ^ ~	NZD 40,579,126	29,775,380
3.000% due 09/20/30 ^ ~	7,812,626	6,060,021

		35,835,401

Russia - 4.7%

Russian Federal
7.750% due 09/16/26	RUB 147,910,000	2,616,399
8.500% due 09/17/31	2,051,197,000	38,128,227

		40,744,626

Rwanda - 0.9%

Rwanda Government 6.625% due 05/02/23 ~	$7,515,000	7,598,153

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Serbia - 8.4%

Serbia Treasury
5.750% due 07/21/23	RSD 2,340,630,000	$20,539,157
6.000% due 02/22/19	458,030,000	4,068,554
10.000% due 03/02/18	902,750,000	8,238,101
10.000% due 03/20/21	716,450,000	7,207,949
10.000% due 06/05/21	790,410,000	8,019,822
10.000% due 02/05/22	2,349,960,000	24,256,058

		72,329,641

Sri Lanka - 8.0%

Sri Lanka Government
8.000% due 11/15/18	LKR 1,769,960,000	11,059,149
8.000% due 11/01/19	45,000,000	270,157
8.500% due 05/01/19	130,000,000	801,827
8.750% due 10/15/18	817,000,000	5,176,030
9.000% due 05/01/21	276,000,000	1,619,229
9.250% due 05/01/20	691,100,000	4,186,273
9.450% due 10/15/21	535,000,000	3,171,432
10.000% due 10/01/22	821,250,000	4,826,967
10.250% due 03/15/25	1,499,520,000	8,678,636
10.600% due 07/01/19	120,040,000	769,357
10.600% due 09/15/19	654,000,000	4,172,583
10.750% due 03/01/21	597,000,000	3,712,227
11.000% due 08/01/21	389,980,000	2,435,133
11.000% due 08/01/24	86,000,000	515,860
11.000% due 08/01/25	38,000,000	227,897
11.000% due 06/01/26	1,271,510,000	7,552,759
11.000% due 05/15/30	219,000,000	1,260,348
11.200% due 07/01/22	127,200,000	790,184
11.400% due 01/01/24	88,000,000	546,950
11.500% due 12/15/21	63,000,000	396,335
11.500% due 08/01/26	336,000,000	2,044,176
11.500% due 09/01/28	710,480,000	4,295,595

		68,509,104

Suriname - 1.4%

Republic of Suriname 9.250% due 10/26/26 ~	$11,960,000	11,930,100

Tanzania - 3.1%

Tanzania Government 7.421% due 03/09/20 § ~	25,035,375	26,516,968

Thailand - 1.7%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 541,157,832	14,797,015

Turkey - 1.2%

Turkey Government 4.875% due 10/09/26	$11,025,000	10,641,363

Total Foreign Government Bonds & Notes (Cost $607,136,687)		604,804,546

PURCHASED OPTIONS - 1.4%
(See Note (e) in Notes to Schedule of Investments) (Cost $13,613,507)		12,420,303

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 13.2%

Foreign Government Issues - 1.0%

Egypt Treasury Bills (Egypt)
16.752% due 05/16/17	EGP 37,550,000	$2,033,400
18.149% due 08/08/17	14,100,000	731,579
18.150% due 07/18/17	29,950,000	1,570,309
19.240% due 10/03/17	12,600,000	637,131
Georgia Treasury Bills (Georgia)
6.612% due 07/13/17	GEL 2,400,000	965,009
7.115% due 06/01/17	1,684,000	682,742
7.636% due 02/01/18	110,000	42,430
Republic of El Salvador (El Salvador) 6.146% due 08/09/17	$2,170,000	2,123,547

		8,786,147

Repurchase Agreement - 4.5%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $39,111,795; collateralized by U.S. Treasury Notes: 1.375% due 01/31/21 and value $39,894,947)	39,111,502	39,111,502

U.S. Treasury Bills - 7.7%

0.508% due 05/18/17 ‡	11,000,000	10,990,166
0.604% due 05/25/17 ‡	10,000,000	9,989,850
0.680% due 05/18/17	45,000,000	44,959,770

		65,939,786

Total Short-Term Investments (Cost $113,935,271)		113,837,435

TOTAL INVESTMENTS - 90.1% (Cost $778,666,471)		775,849,376

OTHER ASSETS & LIABILITIES, NET - 9.9%		85,410,633

NET ASSETS - 100.0%		$861,260,009

Notes to Schedule of Investments

(a)	An investment with a value of $6,577,893 or 0.8% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	As of March 31, 2017, investments with a total aggregate value of $16,670,292 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(c)	Open futures contracts outstanding as of March 31, 2017 were as follows:

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-BTP (06/17)	469	($235,545)
SGX MSCI Index (04/17)	51	1,445
TOPIX Index (06/17)	24	60,361
U.S. 5-Year Interest Rate Swap (06/17)	75	(49,805)
U.S. 10-Year Interest Rate Swap (06/17)	609	(413,946)
WTI Crude (05/17)	107	(177,470)
WTI Crude (09/17)	85	275,278

Total Futures Contracts		($539,682)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of March 31, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AED	50,728,000	USD	13,739,978	02/18	BNP	$55,384
ARS	161,457,700	USD	10,292,044	04/17	BNP	149,474
ARS	139,037,870	USD	8,837,726	04/17	CIT	140,051
ARS	13,541,900	USD	861,444	04/17	DUB	12,499
ARS	53,214,000	USD	3,412,248	04/17	SCB	12,187
ARS	52,761,000	USD	3,318,615	05/17	BNP	39,285
ARS	35,123,200	USD	2,204,846	05/17	CIT	30,521
AUD	5,443,000	USD	4,128,951	05/17	GSC	26,968
CNH	103,420,000	USD	15,442,736	05/17	SCB	(445,921)
CNH	52,371,880	USD	7,726,745	06/17	CIT	(146,428)
CNH	12,734,120	USD	1,879,519	06/17	GSC	(36,380)
CNH	38,110,880	USD	5,464,709	06/17	GSC	37,846
CNH	43,210,328	USD	6,231,839	06/17	JPM	18,280
CNH	33,279,382	USD	4,755,556	08/17	BNP	37,664
CNH	73,546,738	USD	10,657,027	09/17	DUB	(86,590)
CNH	60,345,000	USD	8,769,673	09/17	SCB	(96,644)
COP	96,930,290,000	USD	33,237,877	04/17	BNP	441,587
COP	13,400,143,000	USD	4,462,843	04/17	SCB	192,598
COP	15,571,837,000	USD	5,186,290	04/17	UBS	225,154
COP	23,371,100,000	USD	7,825,582	05/17	SCB	265,385
CZK	101,400,000	EUR	3,773,444	05/17	GSC	226
CZK	330,009,500	EUR	12,269,379	05/17	JPM	8,070
CZK	472,206,000	EUR	17,566,402	06/17	JPM	25,315
CZK	1,253,301,500	EUR	46,667,866	09/17	JPM	150,354
DOP	104,151,000	USD	2,160,361	07/17	CIT	58
EGP	6,163,000	USD	361,891	05/17	CIT	(23,071)
EGP	25,904,000	USD	1,470,148	08/17	CIT	(67,512)
EUR	7,944,979	SEK	75,780,000	05/17	DUB	18,299
EUR	5,335,332	SEK	50,890,000	05/17	GSC	12,178
EUR	13,016,000	USD	13,972,637	04/17	DUB	(72,234)
EUR	4,046,675	USD	4,373,829	04/17	GSC	(56,652)
EUR	22,002,218	USD	23,446,180	04/17	GSC	34,964
EUR	16,622,341	USD	17,516,578	04/17	SCB	223,068
EUR	2,443,155	USD	2,614,975	06/17	GSC	(662)
GBP	3,355,000	USD	4,095,549	06/17	GSC	114,021
IDR	69,411,200,000	USD	5,141,190	06/17	CIT	47,689
IDR	26,557,935,000	USD	1,907,213	07/17	BOA	70,043
IDR	45,347,065,000	USD	3,257,691	07/17	SCB	118,428
JPY	1,078,838,000	USD	9,423,400	06/17	SCB	290,853
KES	332,133,000	USD	3,083,699	06/17	CIT	98,788
KES	208,990,000	USD	1,920,864	07/17	CIT	73,018
KES	209,153,000	USD	1,908,330	08/17	CIT	75,084
KRW	9,348,500,000	USD	8,397,862	04/17	BNP	(30,458)
KRW	16,724,900,000	USD	14,622,648	04/17	BNP	337,467
KRW	5,413,700,000	USD	4,863,624	04/17	CIT	(18,075)
KRW	4,072,100,000	USD	3,658,736	04/17	GSC	(13,990)
KZT	6,277,778,000	USD	18,932,256	08/17	GSC	533,936
KZT	1,886,234,000	USD	5,547,747	11/17	GSC	184,540
MXN	348,160,000	USD	17,582,950	05/17	SCB	875,726
OMR	6,140,000	USD	15,949,295	05/17	BNP	(673)
PHP	107,041,000	USD	2,118,785	04/17	GSC	12,675
PHP	310,786,000	USD	6,143,533	04/17	MSC	45,011
PHP	262,630,000	USD	5,251,025	05/17	CIT	(28,649)
PHP	187,640,000	USD	3,757,309	05/17	GSC	(26,103)
PHP	192,595,000	USD	3,851,900	05/17	SCB	(22,165)
PHP	208,490,000	USD	4,171,469	05/17	UBS	(25,662)
PHP	155,895,000	USD	3,088,253	06/17	CIT	2,143
PHP	281,320,000	USD	5,564,083	06/17	UBS	12,684
RON	67,361,716	EUR	14,841,577	05/17	BNP	(65,537)
RON	20,726,000	EUR	4,541,889	05/17	BNP	7,036
RON	4,412,000	EUR	975,134	05/17	JPM	(7,945)
RON	36,297,965	EUR	8,004,226	06/17	BOA	(49,391)
RON	93,386,000	EUR	20,602,116	06/17	DUB	(134,041)
RSD	507,446,000	EUR	4,061,192	05/17	CIT	19,668
RSD	424,271,000	USD	3,704,453	05/17	DUB	(56,387)
RUB	257,173,000	USD	4,401,765	04/17	DUB	165,828
RUB	1,244,730,000	USD	21,152,689	05/17	CSF	779,737

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
RUB	316,386,000	USD	5,370,667	05/17	JPM	$204,126
RUB	734,962,000	USD	12,401,806	06/17	BNP	454,517
RUB	1,255,622,000	USD	21,152,662	06/17	CSF	811,306
SEK	75,780,000	EUR	7,984,474	05/17	DUB	(60,540)
SEK	50,890,000	EUR	5,379,095	05/17	GSC	(58,955)
SGD	26,952,926	USD	19,291,362	04/17	SCB	(19,755)
SGD	19,852,000	USD	14,218,339	06/17	GSC	(17,325)
SGD	217,794	USD	155,934	06/17	SCB	(155)
THB	28,760,000	USD	816,581	08/17	SCB	19,873
THB	149,152,000	USD	4,182,614	11/17	DUB	156,001
TRY	65,436,000	USD	17,082,887	05/17	BNP	742,317
TRY	61,991,044	USD	16,384,576	05/17	UBS	492,578
TWD	149,795,000	USD	4,672,333	04/17	SCB	264,146
UGX	3,677,640,000	USD	964,500	06/17	CIT	29,116
UGX	5,102,555,000	USD	1,332,924	07/17	CIT	35,611
UGX	7,394,805,000	USD	1,961,487	09/17	CIT	(23,215)
UGX	5,566,957,000	USD	1,474,300	09/17	JPM	(23,983)
USD	66,662,955	AED	250,929,000	02/18	BNP	(1,577,039)
USD	3,444,272	ARS	53,214,000	04/17	SCB	(13,990)
USD	17,833,120	AUD	23,508,555	05/17	GSC	(116,478)
USD	9,539,715	AUD	12,406,172	05/17	GSC	69,017
USD	8,790,969	CLP	5,646,000,000	05/17	SCB	249,261
USD	7,802,482	CNH	52,371,880	06/17	CIT	222,165
USD	7,575,577	CNH	50,845,000	06/17	GSC	216,261
USD	6,231,839	CNH	43,210,328	06/17	JPM	(18,280)
USD	6,139,062	CNH	41,365,000	08/17	BNP	181,273
USD	5,871,628	CNH	39,565,964	08/17	JPM	172,953
USD	18,886,948	CNH	129,315,156	09/17	DUB	301,248
USD	8,812,705	CNH	60,345,000	09/17	SCB	139,676
USD	5,973,626	CNH	41,675,000	10/17	JPM	(8,704)
USD	143,400	CNH	1,000,000	10/17	SCB	(147)
USD	7,814,195	EUR	7,305,000	04/17	DUB	12,839
USD	27,509,422	EUR	26,047,289	04/17	GSC	(287,187)
USD	57,172,202	EUR	53,878,148	04/17	JPM	(348,457)
USD	13,062,193	EUR	12,174,909	04/17	JPM	61,238
USD	35,098,707	EUR	33,179,695	04/17	SCB	(311,230)
USD	23,201,648	EUR	21,710,000	04/17	SCB	32,364
USD	23,712,011	EUR	22,467,321	05/17	DUB	(311,907)
USD	48,058,009	EUR	45,315,300	05/17	GSC	(399,111)
USD	125,571	EUR	117,398	05/17	GSC	34
USD	28,173,659	EUR	25,996,336	05/17	SCB	398,178
USD	21,439,044	EUR	19,783,155	06/17	GSC	263,084
USD	44,445,354	EUR	41,954,052	06/17	SCB	(432,079)
USD	34,520,133	EUR	32,196,500	06/17	SCB	68,072
USD	2,462,786	GBP	1,970,000	06/17	GSC	(9,004)
USD	2,698,348	IDR	36,144,370,000	06/17	BNP	(3,648)
USD	3,097,407	IDR	42,326,066,030	07/17	BNP	(53,797)
USD	2,173,004	IDR	29,578,933,970	07/17	SCB	(29,167)
USD	16,868,771	JPY	1,926,110,000	04/17	GSC	(439,841)
USD	16,935,314	JPY	1,943,285,000	04/17	SCB	(532,134)
USD	5,311,546	JPY	589,665,000	06/17	SCB	1,986
USD	4,861,841	KRW	5,413,660,000	04/17	CIT	20,868
USD	3,657,392	KRW	4,072,140,000	04/17	GSC	16,025
USD	1,270,540	KRW	1,419,320,000	07/17	GSC	(911)
USD	16,821,303	MXN	348,160,000	05/17	SCB	(1,637,373)
USD	3,937,440	NZD	5,667,379	05/17	BNP	(29,595)
USD	3,336,243	NZD	4,748,425	05/17	CIT	12,455
USD	1,193,081	NZD	1,671,036	05/17	DUB	23,395
USD	16,311,957	NZD	23,219,418	05/17	GSC	57,087
USD	1,765,729	NZD	2,556,424	05/17	JPM	(23,708)
USD	3,968,646	NZD	5,682,512	05/17	SCB	(8,982)
USD	7,499,941	NZD	10,657,110	06/17	JPM	41,352
USD	15,643,312	OMR	6,140,000	05/17	BNP	(305,309)
USD	23,465,041	OMR	9,199,000	06/17	BNP	(428,466)
USD	62,390,943	OMR	24,481,000	08/17	BNP	(1,158,766)
USD	18,370,012	OMR	7,596,000	01/19	BNP	(1,079,305)
USD	15,544,304	OMR	6,140,000	04/19	BNP	(139,503)
USD	1,226,603	PHP	61,600,000	04/17	BNP	(11)
USD	2,961,565	PHP	148,715,000	04/17	CIT	269
USD	15,897,161	RUB	962,898,981	04/17	DUB	(1,204,673)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	38,982,062	RUB	2,323,686,000	05/17	BOA	($2,029,364)
USD	9,030,853	RUB	512,230,000	05/17	CIT	(9,646)
USD	41,283,198	RUB	2,334,730,000	05/17	CSF	144,725
USD	1,667,808	RUB	97,721,899	06/17	CIT	(41,592)
USD	2,209,659	RUB	130,540,000	06/17	DUB	(73,812)
USD	6,289,511	SGD	8,755,000	04/17	GSC	29,600
USD	1,918,835	SGD	2,740,000	04/17	SCB	(40,243)
USD	24,514,351	SGD	33,962,928	04/17	SCB	231,848
USD	10,897,683	SGD	15,372,271	06/17	GSC	(96,959)
USD	14,251,521	SGD	19,852,000	06/17	GSC	50,507
USD	14,595,472	SGD	20,692,000	06/17	SCB	(204,692)
USD	3,476,857	THB	121,690,000	06/17	MSC	(62,481)
USD	3,164,772	THB	109,960,000	06/17	SCB	(33,401)
USD	2,086,429	THB	73,025,000	06/17	UBS	(37,494)
USD	137,578	THB	4,840,000	07/17	DUB	(3,188)
USD	1,400,391	THB	50,134,000	08/17	JPM	(57,703)
USD	3,925,989	THB	137,920,000	09/17	BNP	(85,234)
USD	3,871,620	THB	136,010,000	09/17	GSC	(84,054)
USD	9,000,997	THB	316,115,000	09/17	SCB	(192,795)
USD	8,267,677	THB	292,315,121	11/17	DUB	(235,326)
USD	1,066,760	THB	37,998,000	11/17	JPM	(38,546)
USD	4,013,159	THB	141,504,000	11/17	SCB	(102,887)
USD	344,679	THB	12,000,000	03/18	CIT	(4,531)
USD	1,819,344	THB	63,130,000	03/18	DUB	(17,790)
USD	666,473	THB	23,000,000	03/18	JPM	(2,844)
USD	2,493,824	TWD	75,710,000	04/17	SCB	(1,192)
USD	16,933,443	ZAR	230,835,000	05/17	BNP	(171,488)
USD	6,353,613	ZAR	86,730,000	07/17	DUB	(9,439)
USD	5,369,582	ZAR	73,058,000	07/17	SCB	9,593

Total Forward Foreign Currency Contracts						($4,001,847)

(e)	Purchased options outstanding as of March 31, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 6.82	04/19/17	SCB	$27,000,000	$426,600	$243,000
Call - CNH versus USD	6.85	05/04/17	BNP	48,372,000	838,287	382,139
Call - CNH versus USD	6.85	05/04/17	MSC	57,180,000	990,929	463,158
Call - CNH versus USD	6.47	06/15/17	SCB	35,984,000	806,710	2,318,982
Call - CNH versus USD	6.90	11/02/17	BNP	34,000,000	965,600	724,200
Call - CNH versus USD	7.12	03/08/18	BNP	4,700,000	118,440	81,780
Call - CNH versus USD	7.12	03/08/18	SCB	5,335,000	132,916	93,363
Call - CNH versus USD	7.15	03/12/18	DUB	2,725,000	70,087	44,418
Call - CNH versus USD	7.06	03/27/18	BNP	46,900,000	1,034,731	1,017,730
Call - CNH versus USD	7.06	03/27/18	GSC	23,400,000	521,016	507,780
Call - CNH versus USD	7.06	03/27/18	SCB	39,600,000	920,873	859,320
Call - EUR versus USD	$0.87	02/24/22	GSC	38,670,000	773,013	413,769
Call - EUR versus USD	0.88	02/28/22	BNP	38,644,000	730,372	467,592

					8,329,574	7,617,231

Put - SEK versus EUR	SEK 9.45	04/27/17	GSC	EUR 11,773,000	79,003	22,607
Put - SEK versus EUR	9.53	04/27/17	CIT	24,123,000	227,737	115,805
Put - SEK versus EUR	9.44	05/01/17	GSC	23,931,000	165,451	45,953
Put - SEK versus EUR	9.55	05/02/17	BNP	11,965,000	113,936	75,309
Put - SEK versus EUR	9.49	05/16/17	BNP	11,965,000	115,029	67,651
Put - SEK versus EUR	9.50	05/17/17	GSC	11,965,000	110,726	72,756
Put - SEK versus EUR	9.45	05/23/17	CIT	18,092,000	162,312	81,062

					974,194	481,143

					$9,303,768	$8,098,374

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - S&P 500 E-Mini (06/17)	$2,260.00	06/16/17	CME	200	$716,144	$202,500
Put - S&P 500 E-Mini (06/17)	2,360.00	06/16/17	CME	143	414,487	332,475

					$1,130,631	$534,975

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Nikkei 225 (03/21)	21,000.00	03/12/21	GSC	216	$2,337,525	$2,946,666

			Exchange
Call - FTSE 100 (02/22)	6,275.00	02/15/22	CME	600	841,583	840,288

					$3,179,108	$3,786,954

Total Purchased Options					$13,613,507	$12,420,303

(f)	Transactions in written options for the three-month period ended March 31, 2017 were as follows:

	Notional Amount in $	Notional Amount in EUR	Premium
Outstanding, December 31, 2016	100,932,690	-	$2,568,978
Call Options Written	183,013,310	-	4,847,779
Put Options Written	-	42,826,000	348,632
Call Options Exercised	(81,410,000)	-	(2,028,473)

Outstanding, March 31, 2017	202,536,000	42,826,000	$5,736,916

(g)	Premiums received and value of written options outstanding as of March 31, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CNH versus USD	CNH 6.82	04/19/17	SCB	$27,000,000	$673,818	($243,000)
Call - CNH versus USD	6.85	05/04/17	BNP	30,000,000	240,000	(237,000)
Call - CNH versus USD	6.85	05/04/17	BOA	18,372,000	172,017	(145,139)
Call - CNH versus USD	6.85	05/04/17	GSC	14,300,000	123,338	(115,830)
Call - CNH versus USD	6.85	05/04/17	MSC	4,680,000	43,992	(37,908)
Call - CNH versus USD	6.85	05/04/17	SCB	21,400,000	202,729	(173,340)
Call - CNH versus USD	6.85	05/04/17	UBS	16,800,000	157,920	(136,080)
Call - CNH versus USD	6.47	06/15/17	SCB	35,984,000	2,567,470	(2,318,982)
Call - CNH versus USD	6.90	11/02/17	CIT	34,000,000	1,207,000	(724,200)

					5,388,284	(4,131,479)

Put - SEK versus EUR	SEK 9.45	04/27/17	JPM	EUR 11,773,000	74,330	(22,607)
Put - SEK versus EUR	9.53	04/27/17	CIT	21,077,000	215,640	(101,182)
Put - SEK versus EUR	9.53	04/27/17	GSC	3,046,000	24,414	(14,623)
Put - SEK versus EUR	9.44	05/01/17	GSC	6,930,000	34,248	(13,307)

					348,632	(151,719)

Total Written Options					$5,736,916	($4,283,198)

(h)	Swap agreements outstanding as of March 31, 2017 were as follows:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/17 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/17	BNP	0.213%	$2,000,000	($12,082)	$139,006	($151,088)
China Government	1.000%	12/20/17	BOA	0.149%	16,086,000	(104,631)	(128,626)	23,995
Thailand Government	1.000%	12/20/17	BOA	0.089%	6,946,000	(48,246)	37,890	(86,136)
Croatia Government	1.000%	12/20/17	DUB	0.213%	4,040,000	(24,405)	285,508	(309,913)
Croatia Government	1.000%	12/20/17	GSC	0.213%	2,000,000	(12,082)	135,003	(147,085)
Lebanon Government	5.000%	12/20/17	JPM	1.629%	2,500,000	(64,882)	(82,870)	17,988
Croatia Government	1.000%	03/20/18	CIT	0.230%	23,998,000	(187,554)	2,087,266	(2,274,820)
Lebanon Government	5.000%	03/20/18	JPM	1.877%	2,326,000	(73,758)	(98,960)	25,202
Bulgaria Government	1.000%	06/20/18	BNP	0.248%	2,490,000	(23,713)	14,533	(38,246)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/17 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	06/20/18	BNP	0.240%	$5,040,000	($48,485)	$410,400	($458,885)
Croatia Government	1.000%	06/20/18	CIT	0.240%	15,660,000	(150,648)	1,471,849	(1,622,497)
Lebanon Government	1.000%	06/20/18	GSC	2.027%	14,621,000	176,264	2,024,302	(1,848,038)
Bulgaria Government	1.000%	12/20/18	BNP	0.382%	3,000,000	(32,802)	32,623	(65,425)
Lebanon Government	5.000%	12/20/18	GSC	2.537%	7,382,000	(317,638)	(413,485)	95,847
Poland Government	1.000%	09/20/19	BOA	0.216%	5,360,000	(104,625)	(91,861)	(12,764)
Croatia Government	1.000%	03/20/20	BNP	0.962%	4,255,000	(6,077)	327,874	(333,951)
Croatia Government	1.000%	06/20/20	CIT	1.045%	282,000	305	21,105	(20,800)
Qatar Government	1.000%	12/20/20	GSC	0.352%	22,380,000	(534,315)	338,571	(872,886)
Qatar Government	1.000%	06/20/21	CIT	0.436%	7,993,760	(186,959)	48,981	(235,940)
Qatar Government	1.000%	06/20/21	GSC	0.436%	8,006,000	(187,246)	44,716	(231,962)
Chile Government	1.000%	06/20/22	CIT	0.716%	16,385,068	(235,925)	(205,964)	(29,961)
Spain Government	1.000%	12/20/22	BOA	0.685%	20,000,000	(343,851)	4,238,614	(4,582,465)
Qatar Government	1.000%	12/20/22	GSC	0.710%	4,650,000	(74,529)	(41,238)	(33,291)
South Africa Government	1.000%	12/20/22	JPM	2.313%	6,750,000	456,079	631,672	(175,593)
South Africa Government	1.000%	03/20/23	BNP	2.383%	50,000,000	3,684,588	4,657,747	(973,159)
Qatar Government	1.000%	12/20/23	GSC	0.835%	18,011,000	(190,647)	36,676	(227,323)
Qatar Government	1.000%	09/20/24	GSC	0.906%	2,390,000	(16,083)	(2,072)	(14,011)
South Africa Government	1.000%	12/20/25	BNP	2.810%	23,341,000	3,007,568	4,299,914	(1,292,346)
Colombia Government	1.000%	06/20/27	BNP	2.185%	3,253,000	320,122	330,616	(10,494)

						4,663,743	20,549,790	(15,886,047)

			Exchange
South Africa Government	1.000%	06/20/21	ICE	1.780%	17,160,000	518,346	1,701,513	(1,183,167)
Chile Government	1.000%	06/20/22	ICE	0.716%	9,630,000	(138,660)	(106,543)	(32,117)
Italy Government	1.000%	06/20/22	ICE	1.705%	22,441,000	748,214	963,417	(215,203)
Malaysia Government	1.000%	06/20/22	ICE	1.075%	35,381,000	116,915	387,730	(270,815)
Qatar Government	1.000%	06/20/22	ICE	0.628%	8,450,000	(159,354)	(125,133)	(34,221)
Colombia Government	1.000%	12/20/26	ICE	2.144%	13,874,000	1,264,498	1,536,695	(272,197)
Colombia Government	1.000%	06/20/27	ICE	2.185%	5,473,000	538,588	589,972	(51,384)

						2,888,547	4,947,651	(2,059,104)

						$7,552,290	$25,497,441	($17,945,151)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/17 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Turkey Government	1.000%	09/20/18	MSC	0.750%	$51,681,775	$206,516	($1,073,130)	$1,279,646
Turkey Government	1.000%	06/20/20	BNP	1.529%	4,153,000	(66,727)	(209,755)	143,028
Turkey Government	1.000%	06/20/20	GSC	1.529%	5,310,000	(85,317)	(224,746)	139,429
Poland Government	1.000%	06/20/21	BNP	0.500%	3,490,000	72,446	(7,256)	79,702
Brazil Government	1.000%	06/20/22	BOA	2.233%	25,732,000	(1,508,320)	(1,559,009)	50,689
Brazil Government	1.000%	06/20/22	DUB	2.233%	6,441,000	(377,549)	(389,795)	12,246
Turkey Government	1.000%	09/20/22	BNP	2.450%	10,543,000	(753,094)	(708,722)	(44,372)
Turkey Government	1.000%	12/20/26	BNP	3.145%	25,035,678	(4,063,868)	(4,254,172)	190,304
Turkey Government	1.000%	12/20/26	GSC	3.145%	5,109,322	(829,361)	(873,389)	44,028

						($7,405,274)	($9,299,974)	$1,894,700

Credit Default Swaps on Credit Indices - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx FINSNR 27 5Y	1.000%	06/20/22	ICE	EUR 50,660,000	($330,468)	($225,282)	($105,186)
iTraxx Crossover 27 5Y	5.000%	06/20/22	ICE	50,127,000	(5,324,632)	(5,121,018)	(203,614)

					($5,655,100)	($5,346,300)	($308,800)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 25 5Y	1.000%	06/20/21	ICE	$1,000,000	($39,650)	($90,529)	$50,879

					($5,547,734)	$10,760,638	($16,308,372)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Cross Currency Swaps – Receive Floating Rate

	Notional Amount on Fixed Rate (Currency Delivered)	Notional Amount on Floating Rate (Currency Received)	Floating Rate Index	Counter- party	Fixed rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
KRW	9,485,800,000	$8,366,379	6-Month USD-LIBOR	BNP	1.095%	03/02/20	($86,227)	$-	($86,227)
	7,239,100,000	6,254,083	6-Month USD-LIBOR	BNP	1.190%	03/08/20	(213,600)	-	(213,600)
	9,348,500,000	8,394,093	6-Month USD-LIBOR	BNP	1.230%	03/31/20	32,861	-	32,861

							($266,966)	$-	($266,966)

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month RUB-MOSPRIME	CSF	11.560%	10/16/18	RUB 1,163,413,000	$1,194,420	$-	$1,194,420
3-Month RUB-MOSPRIME	CSF	11.400%	10/19/18	387,804,000	381,846	-	381,846
3-Month RUB-MOSPRIME	CSF	11.300%	10/20/18	581,706,000	554,084	-	554,084
3-Month RUB-MOSPRIME	CSF	11.250%	10/21/18	380,200,000	360,315	-	360,315
1-Day COP-IBRCOL	GSC	6.000%	02/22/19	COP 48,554,000,000	190,658	-	190,658
1-Day COP-IBRCOL	GSC	5.950%	02/23/19	67,975,600,000	245,768	-	245,768
1-Day COP-IBRCOL	CIT	5.880%	02/24/19	19,588,200,000	62,165	-	62,165
1-Day COP-IBRCOL	GSC	5.820%	02/27/19	40,100,000,000	127,051	-	127,051
1-Day COP-IBRCOL	CIT	5.840%	02/27/19	49,294,900,000	162,440	-	162,440
1-Day COP-IBRCOL	GSC	5.830%	02/28/19	14,302,600,000	41,833	-	41,833
1-Day COP-IBRCOL	CIT	5.620%	03/01/19	19,588,100,000	30,248	-	30,248
1-Day COP-IBRCOL	GSC	5.650%	03/01/19	49,502,000,000	86,310	-	86,310
1-Day COP-IBRCOL	CIT	5.750%	03/03/19	29,965,900,000	73,259	-	73,259
1-Day COP-IBRCOL	CIT	5.740%	03/06/19	29,965,900,000	73,032	-	73,032
1-Day COP-IBRCOL	GSC	5.485%	03/21/19	48,849,900,000	50,714	-	50,714
1-Day COP-IBRCOL	DUB	5.490%	03/21/19	48,849,900,000	52,333	-	52,333
1-Day COP-IBRCOL	DUB	5.410%	03/22/19	9,647,800,000	5,410	-	5,410
1-Day COP-IBRCOL	DUB	5.360%	03/26/19	46,247,800,000	12,038	-	12,038
3-Month RUB-MOSPRIME	GSC	10.160%	03/18/20	RUB 922,883,000	531,497	-	531,497

					4,235,421	-	4,235,421

	Exchange
3-Month USD-LIBOR	LCH	1.744%	07/31/20	$17,530,000	(49,991)	-	(49,991)
3-Month USD-LIBOR	LCH	1.750%	07/31/20	4,127,000	24,384	-	24,384
3-Month USD-LIBOR	LCH	1.739%	08/12/20	10,407,000	(35,107)	-	(35,107)
3-Month USD-LIBOR	LCH	1.621%	08/14/20	11,070,000	(82,552)	-	(82,552)
3-Month USD-LIBOR	LCH	1.680%	08/17/20	10,999,000	(61,257)	-	(61,257)
3-Month USD-LIBOR	LCH	1.689%	08/17/20	11,737,000	(61,768)	-	(61,768)
3-Month USD-LIBOR	LCH	1.698%	08/19/20	16,954,000	(86,336)	-	(86,336)
3-Month USD-LIBOR	LCH	1.550%	08/22/20	12,000,000	(122,469)	-	(122,469)
3-Month USD-LIBOR	LCH	1.560%	08/22/20	5,826,000	(57,471)	-	(57,471)
3-Month USD-LIBOR	LCH	1.566%	09/17/20	19,927,000	(213,801)	-	(213,801)
3-Month USD-LIBOR	LCH	1.649%	09/18/20	14,457,000	(114,785)	-	(114,785)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	1.545%	09/23/20	$780,000	($9,091)	$-	($9,091)
3-Month USD-LIBOR	LCH	1.424%	10/28/20	5,660,000	(68,994)	-	(68,994)
3-Month USD-LIBOR	LCH	1.426%	10/28/20	5,660,000	(68,442)	-	(68,442)
3-Month USD-LIBOR	LCH	1.531%	11/05/20	11,670,000	(96,426)	-	(96,426)
3-Month USD-LIBOR	LCH	1.540%	11/05/20	5,835,000	(46,224)	-	(46,224)
3-Month USD-LIBOR	LCH	1.555%	11/09/20	5,647,000	(42,308)	-	(42,308)
3-Month USD-LIBOR	LCH	1.668%	11/12/20	7,717,000	(24,414)	-	(24,414)
3-Month USD-LIBOR	LCH	1.114%	02/23/21	3,447,000	(106,088)	-	(106,088)
3-Month USD-LIBOR	LCH	1.168%	02/25/21	6,686,000	(192,244)	-	(192,244)
3-Month USD-LIBOR	LCH	1.170%	02/25/21	3,343,000	(95,863)	-	(95,863)
3-Month USD-LIBOR	LCH	1.272%	03/07/21	8,384,000	(211,075)	-	(211,075)
3-Month USD-LIBOR	LCH	1.158%	06/23/21	4,429,000	(134,175)	-	(134,175)
3-Month USD-LIBOR	LCH	1.170%	06/24/21	2,954,000	(88,269)	-	(88,269)
3-Month USD-LIBOR	LCH	1.179%	06/24/21	4,054,000	(119,554)	-	(119,554)
3-Month USD-LIBOR	LCH	1.189%	06/27/21	4,054,000	(117,858)	-	(117,858)
3-Month USD-LIBOR	LCH	1.207%	06/27/21	4,055,000	(114,797)	-	(114,797)
3-Month USD-LIBOR	LCH	1.209%	06/27/21	4,054,000	(114,327)	-	(114,327)
3-Month USD-LIBOR	LCH	0.966%	06/28/21	4,490,000	(174,084)	-	(174,084)
3-Month USD-LIBOR	LCH	0.959%	06/29/21	4,054,000	(158,510)	-	(158,510)
3-Month USD-LIBOR	LCH	0.968%	06/29/21	4,054,000	(156,833)	-	(156,833)
3-Month USD-LIBOR	LCH	1.199%	09/01/21	14,410,000	(483,288)	-	(483,288)
3-Month USD-LIBOR	LCH	1.212%	09/02/21	12,309,000	(406,636)	-	(406,636)
6-Month PLN-WIBOR	LCH	2.410%	12/13/21	PLN 11,352,000	16,540	-	16,540
3-Month USD-LIBOR	LCH	1.963%	01/06/22	$8,810,000	(7,832)	(2,381)	(5,451)
6-Month PLN-WIBOR	LCH	2.460%	01/12/22	PLN 24,187,000	43,920	-	43,920
6-Month PLN-WIBOR	LCH	2.435%	01/13/22	25,016,000	37,804	-	37,804
3-Month USD-LIBOR	LCH	2.100%	07/27/22	$7,045,000	18,779	(3,588)	22,367
3-Month USD-LIBOR	LCH	2.058%	07/30/22	7,351,000	2,678	-	2,678
3-Month NZD Bank Bills	LCH	4.053%	06/16/25	NZD 7,820,000	354,652	-	354,652
3-Month NZD Bank Bills	LCH	3.805%	07/20/25	8,124,000	223,147	-	223,147
6-Month EUR-LIBOR	LCH	1.000%	06/15/26	EUR 8,946,000	270,635	557,783	(287,148)
6-Month PLN-WIBOR	LCH	2.226%	07/28/26	PLN 17,620,000	(143,416)	-	(143,416)
6-Month PLN-WIBOR	LCH	2.220%	08/01/26	12,713,000	(105,784)	-	(105,784)
6-Month PLN-WIBOR	LCH	2.280%	09/21/26	4,602,000	(34,554)	-	(34,554)
6-Month PLN-WIBOR	LCH	2.300%	09/21/26	17,028,000	(120,239)	-	(120,239)
6-Month PLN-WIBOR	LCH	2.490%	10/13/26	4,867,000	(25,756)	-	(25,756)
6-Month PLN-WIBOR	LCH	2.460%	10/19/26	7,421,000	(44,775)	-	(44,775)
6-Month PLN-WIBOR	LCH	2.470%	10/19/26	4,947,000	(28,744)	-	(28,744)
6-Month PLN-WIBOR	LCH	2.430%	10/20/26	5,430,000	(36,457)	-	(36,457)
6-Month PLN-WIBOR	LCH	2.443%	10/20/26	7,421,000	(47,673)	-	(47,673)
6-Month PLN-WIBOR	LCH	2.460%	10/28/26	12,621,000	(77,329)	-	(77,329)
6-Month PLN-WIBOR	LCH	2.470%	10/28/26	5,048,000	(29,804)	-	(29,804)
6-Month PLN-WIBOR	LCH	2.500%	10/31/26	7,573,000	(39,890)	-	(39,890)
6-Month PLN-WIBOR	LCH	2.560%	11/02/26	5,048,000	(20,005)	-	(20,005)
6-Month PLN-WIBOR	LCH	2.514%	11/04/26	27,767,000	(138,909)	-	(138,909)
6-Month PLN-WIBOR	LCH	2.540%	11/07/26	5,048,000	(22,572)	-	(22,572)
6-Month PLN-WIBOR	LCH	2.500%	11/08/26	5,049,000	(27,097)	-	(27,097)
6-Month PLN-WIBOR	LCH	2.516%	11/10/26	13,952,000	(70,037)	-	(70,037)
6-Month PLN-WIBOR	LCH	3.000%	02/08/27	17,586,000	81,729	-	81,729
6-Month EUR-LIBOR	LCH	0.750%	03/15/27	EUR 204	-	(2)	2
6-Month EUR-LIBOR	CME	0.500%	06/21/27	32,766,000	(1,059,467)	(1,391,981)	332,514

					(4,921,109)	(840,169)	(4,080,940)

					($685,688)	($840,169)	$154,481

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month SAR-SAIBOR	DUB	3.025%	08/02/20	SAR 64,450,000	($329,942)	$-	($329,942)
3-Month SAR-SAIBOR	GSC	2.160%	08/03/20	39,120,000	148,207	-	148,207
3-Month SAR-SAIBOR	GSC	2.350%	08/12/20	38,879,000	72,055	-	72,055
3-Month SAR-SAIBOR	GSC	2.395%	08/17/20	43,204,000	61,077	-	61,077
3-Month SAR-SAIBOR	GSC	2.400%	08/17/20	40,793,000	55,566	-	55,566
3-Month SAR-SAIBOR	GSC	2.458%	08/19/20	37,907,000	28,194	-	28,194
3-Month SAR-SAIBOR	GSC	3.410%	08/22/20	98,174,000	(885,010)	-	(885,010)
3-Month SAR-SAIBOR	GSC	2.260%	09/17/20	75,022,000	241,697	-	241,697

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month SAR-SAIBOR	GSC	2.338%	09/21/20	SAR 75,021,000	$185,846	$-	$185,846
3-Month SAR-SAIBOR	GSC	2.560%	11/05/20	45,180,000	107,722	-	107,722
3-Month SAR-SAIBOR	DUB	3.090%	11/12/20	111,080,000	(334,847)	-	(334,847)
3-Month SAR-SAIBOR	GSC	2.645%	02/23/21	16,712,000	72,559	-	72,559
3-Month SAR-SAIBOR	DUB	2.637%	02/25/21	40,110,000	195,368	-	195,368
3-Month SAR-SAIBOR	DUB	2.760%	03/07/21	33,426,000	109,460	-	109,460
3-Month AED-EIBOR	GSC	2.500%	06/13/21	AED 6,700,000	(3,567)	-	(3,567)
3-Month AED-EIBOR	GSC	2.505%	06/15/21	6,700,000	(3,824)	-	(3,824)
3-Month AED-EIBOR	GSC	2.590%	06/16/21	6,699,000	(10,879)	-	(10,879)
3-Month AED-EIBOR	GSC	2.520%	06/21/21	6,699,000	(6,767)	-	(6,767)
3-Month AED-EIBOR	GSC	2.755%	06/23/21	17,395,000	(72,010)	-	(72,010)
3-Month AED-EIBOR	DUB	2.740%	06/27/21	14,494,000	(56,152)	-	(56,152)
3-Month AED-EIBOR	DUB	2.760%	06/27/21	14,494,000	(59,937)	-	(59,937)
3-Month AED-EIBOR	GSC	2.785%	06/27/21	11,595,000	(51,735)	-	(51,735)
3-Month AED-EIBOR	DUB	2.795%	06/27/21	14,494,000	(66,563)	-	(66,563)
3-Month AED-EIBOR	GSC	2.795%	06/27/21	11,595,000	(53,250)	-	(53,250)
3-Month AED-EIBOR	DUB	2.395%	06/28/21	14,500,000	9,488	-	9,488
3-Month AED-EIBOR	DUB	2.370%	06/29/21	15,941,000	17,065	-	17,065
3-Month AED-EIBOR	DUB	2.390%	06/29/21	14,492,000	10,690	-	10,690
3-Month ILS-TELBOR	GSC	0.728%	09/01/21	ILS 53,687,000	(5,633)	-	(5,633)
3-Month ILS-TELBOR	GSC	0.761%	09/02/21	47,100,000	(25,534)	-	(25,534)
3-Month KRW-KWCDC	BOA	1.310%	10/07/21	KRW 5,804,746,000	93,361	-	93,361
3-Month KRW-KWCDC	BNP	1.311%	10/07/21	16,405,905,000	263,012	-	263,012
3-Month KRW-KWCDC	CIT	1.403%	10/27/21	15,459,991,563	197,669	-	197,669
3-Month KRW-KWCDC	BOA	1.420%	10/27/21	7,152,008,437	86,244	-	86,244
US CPI Urban Consumers NSA	BOA	2.219%	01/26/22	$40,298,000	(13,598)	-	(13,598)
3-Month SAR-SAIBOR	GSC	2.640%	07/27/22	SAR 28,211,000	201,746	-	201,746
3-Month SAR-SAIBOR	GSC	2.613%	07/30/22	28,073,000	215,725	-	215,725
3-Month KRW-KWCDC	BNP	1.830%	01/17/27	KRW 2,308,790,000	13,100	-	13,100
3-Month KRW-KWCDC	CIT	1.835%	01/17/27	3,415,210,000	17,976	-	17,976
3-Month KRW-KWCDC	BNP	1.920%	02/07/27	5,353,000,000	(5,998)	-	(5,998)
1-Day COP-IBRCOL	GSC	6.385%	02/27/27	COP 9,646,000,000	(68,172)	-	(68,172)
1-Day COP-IBRCOL	GSC	6.420%	02/28/27	3,447,900,000	(27,033)	-	(27,033)
3-Month KRW-KWCDC	BNP	1.785%	01/17/37	KRW 3,101,000,000	72,600	-	72,600
3-Month KRW-KWCDC	BNP	1.845%	02/07/37	2,911,000,000	45,943	-	45,943

					441,919	-	441,919

	Exchange
3-Month USD-LIBOR	LCH	1.250%	06/21/19	$999,000	9,411	12,159	(2,748)
6-Month EUR-LIBOR	LCH	0.000%	06/21/20	EUR 6,220,000	1,190	12,430	(11,240)
6-Month HUF-BUBOR	LCH	1.265%	12/13/21	HUF 777,626,000	(15,148)	-	(15,148)
6-Month HUF-BUBOR	LCH	1.460%	01/12/22	1,638,540,000	(76,180)	-	(76,180)
6-Month HUF-BUBOR	LCH	1.435%	01/13/22	1,507,460,000	(63,618)	-	(63,618)
US CPI Urban Consumers NSA	LCH	2.223%	01/26/22	$44,815,000	(204,143)	-	(204,143)
6-Month EUR-LIBOR	LCH	0.000%	06/21/22	EUR 78,554,000	952,954	1,348,905	(395,951)
6-Month EUR-LIBOR	LCH	1.000%	06/15/26	8,945,838	(270,630)	(420,057)	149,427
6-Month HUF-BUBOR	LCH	1.923%	07/28/26	HUF 1,248,200,000	125,877	-	125,877
6-Month HUF-BUBOR	LCH	1.940%	08/01/26	878,300,000	85,347	-	85,347
6-Month HUF-BUBOR	LCH	1.888%	09/21/26	851,505,000	112,189	-	112,189
6-Month HUF-BUBOR	LCH	1.930%	09/21/26	345,205,000	40,870	-	40,870
6-Month HUF-BUBOR	LCH	1.935%	09/21/26	336,574,000	39,312	-	39,312
6-Month HUF-BUBOR	LCH	2.140%	10/13/26	342,903,000	24,825	-	24,825
6-Month HUF-BUBOR	LCH	2.090%	10/19/26	872,217,000	79,189	-	79,189
6-Month HUF-BUBOR	LCH	2.040%	10/20/26	903,515,000	96,519	-	96,519
6-Month HUF-BUBOR	LCH	2.060%	10/28/26	872,673,000	89,290	-	89,290
6-Month HUF-BUBOR	LCH	2.075%	10/28/26	352,514,000	34,389	-	34,389
6-Month HUF-BUBOR	LCH	2.085%	11/02/26	528,197,000	51,162	-	51,162
6-Month HUF-BUBOR	LCH	2.180%	11/03/26	353,662,000	23,713	-	23,713
6-Month HUF-BUBOR	LCH	2.134%	11/04/26	1,907,248,000	156,367	-	156,367
6-Month HUF-BUBOR	LCH	2.150%	11/07/26	346,773,000	27,227	-	27,227
6-Month HUF-BUBOR	LCH	2.120%	11/08/26	344,476,000	30,325	-	30,325
6-Month HUF-BUBOR	LCH	2.145%	11/10/26	948,457,000	75,791	-	75,791
6-Month HUF-BUBOR	LCH	2.665%	02/08/27	1,444,400,000	(77,246)	-	(77,246)
6-Month EUR-LIBOR	LCH	0.500%	06/21/27	EUR 20,133,000	650,987	862,824	(211,837)
6-Month JPY-LIBOR	LCH	0.609%	12/19/46	JPY 513,630,000	306,923	-	306,923
6-Month JPY-LIBOR	LCH	0.618%	12/19/46	425,370,000	244,959	-	244,959
6-Month JPY-LIBOR	LCH	0.783%	12/19/46	471,350,000	74,008	-	74,008
6-Month JPY-LIBOR	LCH	0.813%	12/19/46	446,184,000	35,963	-	35,963

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	LCH	0.853%	06/19/47	JPY 154,600,000	($4,220)	$-	($4,220)
6-Month JPY-LIBOR	LCH	0.856%	06/19/47	154,600,000	(5,356)	-	(5,356)

					2,652,246	1,816,261	835,985

					$3,094,165	$1,816,261	$1,277,904

					$2,408,477	$976,092	$1,432,385

Total Swap Agreements					($3,406,223)	$11,736,730	($15,142,953)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Cyprus	$32,356	$32,356	$-	$-
	Singapore	6,749,293	-	6,749,293	-
	South Korea	1,257,560	38,903	1,218,657	-
	Vietnam	6,571,082	4,041,359	2,529,723	-

	Total Common Stocks	14,610,291	4,112,618	10,497,673	-

	Corporate Bonds & Notes	12,464,355	-	12,464,355	-
	Senior Loan Notes	6,577,893	-	-	6,577,893
	Mortgage-Backed Securities	11,134,553	-	11,134,553	-
	Foreign Government Bonds & Notes	604,804,546	-	604,804,546	-
	Short-Term Investments	113,837,435	-	111,713,888	2,123,547
	Derivatives:
	Credit Contracts
	Swaps	11,110,449	-	11,110,449	-
	Equity Contracts
	Futures	337,084	337,084	-	-
	Purchased Options	4,321,929	-	4,321,929	-

	Total Equity Contracts	4,659,013	337,084	4,321,929	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	12,258,754	-	12,258,696	58
	Purchased Options	8,098,374	-	8,098,374	-
	Swaps	32,861	-	32,861	-

	Total Foreign Currency Contracts	20,389,989	-	20,389,931	58

	Interest Rate Contracts
	Swaps	11,200,846	-	11,200,846	-

	Total Asset - Derivatives	47,360,297	337,084	47,023,155	58

	Total Assets	810,789,370	4,449,702	797,638,170	8,701,498

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(16,658,183)	-	(16,658,183)	-
	Equity Contracts
	Futures	(177,470)	(177,470)	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(16,260,601)	-	(16,260,601)	-
	Written Options	(4,283,198)	-	(4,283,198)	-
	Swaps	(299,827)	-	(299,827)	-

	Total Foreign Currency Contracts	(20,843,626)	-	(20,843,626)	-

	Interest Rate Contracts
	Futures	(699,296)	(699,296)	-	-
	Swaps	(8,792,369)	-	(8,792,369)	-

	Total Interest Rate Contracts	(9,491,665)	(699,296)	(8,792,369)	-

	Total Liabilities - Derivatives	(47,170,944)	(876,766)	(46,294,178)	-

	Total Liabilities	(47,170,944)	(876,766)	(46,294,178)	-

	Total	$763,618,426	$3,572,936	$751,343,992	$8,701,498

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the three-month period ended March 31, 2017:

	Corporate Bonds & Notes	Senior Loan Notes	Foreign Government Bonds & Notes	Forward Foreign Currency Contracts	Total
Value, Beginning of Period	$2,641,202	$6,520,996	$-	$-	$9,162,198
Purchases	-	-	2,121,765	-	2,121,765
Sales (Includes Paydowns)	-	-	-	-	-
Accrued Discounts (Premiums)	-	18,792	1,787	-	20,579
Net Realized Gains (Losses)	-	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	233,810	38,105	(5)	58	271,968
Transfers In	-	-	-	-	-
Transfers Out	(2,875,012)	-	-	-	(2,875,012)

Value, End of Period	$-	$6,577,893	$2,123,547	$58	$8,701,498

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$38,105	($5)	$58	$38,158

Additional information about Level 3 fair value measurements as of March 31, 2017 was as follows:

	Value at 03/31/17	Valuation Technique	Unobservable Input	Range	Weighted Average
Senior Loan Notes	$6,577,893	Demand Yield Model	Comparable spread to U.S. Treasury Bonds	602.0 - 665.4 bps	633.7 bps

A significant increase in the discount in the spread to U.S. Treasuries could result in a decrease to the fair value measurement. Conversely, significant movements in the opposite direction of this unobservable input could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan based on the performance of comparable credit quality senior loans of other companies. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

All other significant unobservable inputs with a value of $2,123,605 were provided by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	4,591,245	$47,361,978
PD Aggregate Bond Index Portfolio ‘P’ *	19,354,378	231,239,495
PD High Yield Bond Market Portfolio ‘P’ *	2,547,062	37,170,528
PD Large-Cap Growth Index Portfolio ‘P’ *	1,815,582	53,157,729
PD Large-Cap Value Index Portfolio ‘P’ *	2,601,592	68,836,188
PD Small-Cap Growth Index Portfolio ‘P’ *	421,620	10,710,126
PD Small-Cap Value Index Portfolio ‘P’ *	899,747	21,341,704
PD Emerging Markets Portfolio ‘P’ *	682,095	10,518,709
PD International Large-Cap Portfolio ‘P’ *	2,872,707	47,544,397

Total Affiliated Mutual Funds (Cost $450,760,848)		527,880,854

TOTAL INVESTMENTS - 100.0% (Cost $450,760,848)		527,880,854

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(130,028)

NET ASSETS - 100.0%		$527,750,826

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	12,074,659	$124,558,737
PD Aggregate Bond Index Portfolio ‘P’ *	50,332,645	601,357,231
PD High Yield Bond Market Portfolio ‘P’ *	7,236,353	105,603,672
PD Large-Cap Growth Index Portfolio ‘P’ *	11,144,453	326,294,096
PD Large-Cap Value Index Portfolio ‘P’ *	13,868,149	366,940,936
PD Small-Cap Growth Index Portfolio ‘P’ *	3,554,042	90,280,884
PD Small-Cap Value Index Portfolio ‘P’ *	5,762,158	136,676,582
PD Emerging Markets Portfolio ‘P’ *	5,843,865	90,119,312
PD International Large-Cap Portfolio ‘P’ *	18,153,935	300,454,539

Total Affiliated Mutual Funds (Cost $1,742,410,177)		2,142,285,989

TOTAL INVESTMENTS - 100.0% (Cost $1,742,410,177)		2,142,285,989

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(481,629)

NET ASSETS - 100.0%		$2,141,804,360

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$527,880,854	$527,880,854	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$2,142,285,989	$2,142,285,989	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,297,062	$13,380,119
PD Aggregate Bond Index Portfolio ‘P’ *	8,405,029	100,420,413
PD High Yield Bond Market Portfolio ‘P’ *	1,376,716	20,091,096
PD Large-Cap Growth Index Portfolio ‘P’ *	4,343,252	127,164,379
PD Large-Cap Value Index Portfolio ‘P’ *	5,306,141	140,396,565
PD Small-Cap Growth Index Portfolio ‘P’ *	1,585,504	40,275,472
PD Small-Cap Value Index Portfolio ‘P’ *	2,550,382	60,494,250
PD Emerging Markets Portfolio ‘P’ *	2,612,595	40,289,312
PD International Large-Cap Portfolio ‘P’ *	7,690,401	127,279,072

Total Affiliated Mutual Funds (Cost $526,081,282)		669,790,678

TOTAL INVESTMENTS - 100.0% (Cost $526,081,282)		669,790,678

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(152,689)

NET ASSETS - 100.0%		$669,637,989

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	4,720,478	$48,753,295
Diversified Bond Portfolio ‘P’ *	31,330,333	398,038,383
Floating Rate Income Portfolio ‘P’ *	4,430,267	50,693,516
Floating Rate Loan Portfolio ‘P’ *	5,671,371	50,686,068
High Yield Bond Portfolio ‘P’ *	8,874,138	74,243,707
Inflation Managed Portfolio ‘P’ *	7,167,155	83,946,523
Inflation Strategy Portfolio ‘P’ *	3,242,764	33,171,354
Managed Bond Portfolio ‘P’ *	19,666,729	267,422,028
Short Duration Bond Portfolio ‘P’ *	33,921,980	343,067,669
Emerging Markets Debt Portfolio ‘P’ *	7,513,289	87,412,771
Comstock Portfolio ‘P’ *	1,603,809	25,020,438
Dividend Growth Portfolio ‘P’ *	702,747	13,574,177
Equity Index Portfolio ‘P’ *	447,502	25,270,519
Growth Portfolio ‘P’ *	307,691	7,796,988
Large-Cap Growth Portfolio ‘P’ *	1,653,496	17,549,786
Large-Cap Value Portfolio ‘P’ *	3,773,666	83,334,878
Main Street Core Portfolio ‘P’ *	500,460	19,431,974
Mid-Cap Equity Portfolio ‘P’ *	266,010	5,837,240
Mid-Cap Value Portfolio ‘P’ *	1,423,787	34,977,914
Value Advantage Portfolio ‘P’ *	2,267,766	34,820,647
International Large-Cap Portfolio ‘P’ *	5,134,470	44,754,887
International Value Portfolio ‘P’ *	1,845,584	23,305,863
Currency Strategies Portfolio ‘P’ *	3,338,976	39,216,081
Equity Long/Short Portfolio ‘P’ *	4,318,027	57,883,637
Global Absolute Return Portfolio ‘P’ *	6,636,727	78,080,789

Total Affiliated Mutual Funds (Cost $1,762,279,312)		1,948,291,132

TOTAL INVESTMENTS - 100.0% (Cost $1,762,279,312)		1,948,291,132

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(380,615)

NET ASSETS - 100.0%		$1,947,910,517

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$669,790,678	$669,790,678	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$1,948,291,132	$1,948,291,132	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	4,505,339	$46,531,330
Diversified Bond Portfolio ‘P’ *	42,056,381	534,308,193
Floating Rate Income Portfolio ‘P’ *	5,407,309	61,873,359
Floating Rate Loan Portfolio ‘P’ *	8,309,077	74,259,723
High Yield Bond Portfolio ‘P’ *	12,246,140	102,454,890
Inflation Managed Portfolio ‘P’ *	6,365,526	74,557,300
Inflation Strategy Portfolio ‘P’ *	3,034,950	31,045,557
Managed Bond Portfolio ‘P’ *	25,802,903	350,859,793
Short Duration Bond Portfolio ‘P’ *	31,543,427	319,012,332
Emerging Markets Debt Portfolio ‘P’ *	7,713,397	89,740,918
Comstock Portfolio ‘P’ *	4,882,326	76,167,372
Developing Growth Portfolio ‘P’ *	519,514	7,715,474
Dividend Growth Portfolio ‘P’ *	2,074,394	40,068,720
Equity Index Portfolio ‘P’ *	765,029	43,201,313
Growth Portfolio ‘P’ *	1,834,584	46,488,886
Large-Cap Growth Portfolio ‘P’ *	6,714,281	71,263,668
Large-Cap Value Portfolio ‘P’ *	6,822,075	150,653,714
Long/Short Large-Cap Portfolio ‘P’ *	3,307,721	55,398,055
Main Street Core Portfolio ‘P’ *	1,907,067	74,048,005
Mid-Cap Equity Portfolio ‘P’ *	1,123,959	24,663,786
Mid-Cap Value Portfolio ‘P’ *	3,886,612	95,481,673
Small-Cap Equity Portfolio ‘P’ *	488,370	12,218,908
Small-Cap Growth Portfolio ‘P’	939,799	10,842,607
Small-Cap Index Portfolio ‘P’ *	435,594	9,256,117
Small-Cap Value Portfolio ‘P’ *	638,908	15,233,489
Value Advantage Portfolio ‘P’ *	6,190,216	95,048,297
Emerging Markets Portfolio ‘P’ *	5,084,476	80,526,898
International Large-Cap Portfolio ‘P’ *	8,189,207	71,381,673
International Small-Cap Portfolio ‘P’ *	6,426,456	83,805,796
International Value Portfolio ‘P’ *	2,942,821	37,161,681
Currency Strategies Portfolio ‘P’ *	7,966,142	93,561,874
Equity Long/Short Portfolio ‘P’ *	6,866,018	92,039,736
Global Absolute Return Portfolio ‘P’ *	10,553,169	124,157,547

Total Affiliated Mutual Funds (Cost $2,621,126,471)		3,095,028,684

TOTAL INVESTMENTS - 100.0% (Cost $2,621,126,471)		3,095,028,684

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(608,618)

NET ASSETS - 100.0%		$3,094,420,066

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	15,051,186	$155,449,283
Diversified Bond Portfolio ‘P’ *	117,926,901	1,498,210,453
Floating Rate Income Portfolio ‘P’ *	15,144,705	173,293,920
Floating Rate Loan Portfolio ‘P’ *	24,933,782	222,837,723
High Yield Bond Portfolio ‘P’ *	35,844,703	299,887,578
Inflation Managed Portfolio ‘P’ *	21,358,124	250,160,659
Inflation Strategy Portfolio ‘P’ *	11,442,897	117,053,366
Managed Bond Portfolio ‘P’ *	72,439,828	985,014,113
Short Duration Bond Portfolio ‘P’ *	52,690,479	532,881,627
Emerging Markets Debt Portfolio ‘P’ *	27,941,887	325,087,709
Comstock Portfolio ‘P’ *	20,763,100	323,917,500
Developing Growth Portfolio ‘P’ *	3,420,298	50,796,006
Dividend Growth Portfolio ‘P’ *	9,719,421	187,739,072
Equity Index Portfolio ‘P’ *	5,345,740	301,874,892
Growth Portfolio ‘P’ *	7,980,907	202,238,431
Large-Cap Growth Portfolio ‘P’ *	28,632,661	303,899,794
Large-Cap Value Portfolio ‘P’ *	29,461,516	650,606,608
Long/Short Large-Cap Portfolio ‘P’ *	17,321,211	290,097,408
Main Street Core Portfolio ‘P’ *	7,769,844	301,689,176
Mid-Cap Equity Portfolio ‘P’ *	12,044,763	264,306,187
Mid-Cap Growth Portfolio ‘P’ *	7,275,028	87,706,404
Mid-Cap Value Portfolio ‘P’ *	19,370,057	475,860,625
Small-Cap Equity Portfolio ‘P’ *	8,015,125	200,536,599
Small-Cap Growth Portfolio ‘P’ *	6,561,239	75,698,016
Small-Cap Index Portfolio ‘P’ *	10,712,006	227,623,889
Small-Cap Value Portfolio ‘P’ *	4,723,418	112,620,429
Value Advantage Portfolio ‘P’ *	30,149,359	462,931,412
Emerging Markets Portfolio ‘P’ *	36,236,061	573,899,373
International Large-Cap Portfolio ‘P’ *	53,690,174	467,993,353
International Small-Cap Portfolio ‘P’ *	33,994,800	443,317,622
International Value Portfolio ‘P’ *	24,045,759	303,647,661
Real Estate Portfolio ‘P’ *	4,797,580	116,229,775
Currency Strategies Portfolio ‘P’ *	41,573,584	488,279,336
Equity Long/Short Portfolio ‘P’ *	37,316,160	500,227,269
Global Absolute Return Portfolio ‘P’ *	31,797,170	374,092,247

Total Affiliated Mutual Funds (Cost $10,049,939,166)		12,347,705,515

TOTAL INVESTMENTS - 100.0% (Cost $10,049,939,166)		12,347,705,515

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,276,115)

NET ASSETS - 100.0%		$12,345,429,400

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,095,028,684	$3,095,028,684	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$12,347,705,515	$12,347,705,515	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	9,529,011	$98,416,023
Diversified Bond Portfolio ‘P’ *	78,617,424	998,800,493
Floating Rate Income Portfolio ‘P’ *	1,787,353	20,451,863
Floating Rate Loan Portfolio ‘P’ *	2,287,863	20,447,044
High Yield Bond Portfolio ‘P’ *	8,765,314	73,333,257
Inflation Managed Portfolio ‘P’ *	5,859,311	68,628,176
Inflation Strategy Portfolio ‘P’ *	2,825,556	28,903,597
Managed Bond Portfolio ‘P’ *	48,148,347	654,706,152
Emerging Markets Debt Portfolio ‘P’ *	6,291,204	73,194,526
Comstock Portfolio ‘P’ *	18,096,282	282,313,448
Developing Growth Portfolio ‘P’ *	3,578,715	53,148,712
Dividend Growth Portfolio ‘P’ *	9,230,509	178,295,318
Equity Index Portfolio ‘P’ *	4,479,962	252,984,264
Growth Portfolio ‘P’ *	9,585,903	242,909,504
Large-Cap Growth Portfolio ‘P’ *	30,959,276	328,593,892
Large-Cap Value Portfolio ‘P’ *	27,087,402	598,178,418
Long/Short Large-Cap Portfolio ‘P’ *	18,944,724	317,288,167
Main Street Core Portfolio ‘P’ *	7,057,386	274,025,719
Mid-Cap Equity Portfolio ‘P’ *	15,877,397	348,408,228
Mid-Cap Growth Portfolio ‘P’ *	7,824,242	94,327,620
Mid-Cap Value Portfolio ‘P’ *	26,511,036	651,291,746
Small-Cap Equity Portfolio ‘P’ *	7,573,521	189,487,778
Small-Cap Growth Portfolio ‘P’ *	6,423,958	74,114,183
Small-Cap Index Portfolio ‘P’ *	16,478,162	350,151,339
Small-Cap Value Portfolio ‘P’ *	7,935,253	189,200,202
Value Advantage Portfolio ‘P’ *	30,075,479	461,797,005
Emerging Markets Portfolio ‘P’ *	45,122,850	714,646,536
International Large-Cap Portfolio ‘P’ *	80,153,214	698,659,894
International Small-Cap Portfolio ‘P’ *	36,575,489	476,971,734
International Value Portfolio ‘P’ *	26,883,234	339,479,036
Real Estate Portfolio ‘P’ *	7,866,402	190,577,363
Currency Strategies Portfolio ‘P’ *	34,345,412	403,384,867
Equity Long/Short Portfolio ‘P’ *	31,269,822	419,175,439
Global Absolute Return Portfolio ‘P’ *	17,583,380	206,867,652

Total Affiliated Mutual Funds (Cost $8,195,081,538)		10,373,159,195

TOTAL INVESTMENTS - 100.0% (Cost $8,195,081,538)		10,373,159,195

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,908,706)

NET ASSETS - 100.0%		$10,371,250,489

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	8,782,780	$111,581,430
Managed Bond Portfolio ‘P’ *	4,497,274	61,152,520
Comstock Portfolio ‘P’ *	4,079,985	63,650,355
Developing Growth Portfolio ‘P’ *	854,845	12,695,601
Dividend Growth Portfolio ‘P’ *	2,243,139	43,328,180
Equity Index Portfolio ‘P’ *	1,014,297	57,277,511
Growth Portfolio ‘P’ *	2,173,670	55,081,409
Large-Cap Growth Portfolio ‘P’ *	7,158,611	75,979,675
Large-Cap Value Portfolio ‘P’ *	6,303,728	139,206,933
Long/Short Large-Cap Portfolio ‘P’ *	4,251,058	71,197,155
Main Street Core Portfolio ‘P’ *	1,533,415	59,539,779
Mid-Cap Equity Portfolio ‘P’ *	3,969,280	87,100,526
Mid-Cap Growth Portfolio ‘P’ *	2,080,650	25,083,933
Mid-Cap Value Portfolio ‘P’ *	6,606,348	162,296,924
Small-Cap Equity Portfolio ‘P’ *	2,561,409	64,085,880
Small-Cap Growth Portfolio ‘P’ *	1,495,941	17,258,901
Small-Cap Index Portfolio ‘P’ *	3,798,606	80,718,162
Small-Cap Value Portfolio ‘P’ *	2,873,306	68,508,237
Value Advantage Portfolio ‘P’ *	6,986,013	107,267,454
Emerging Markets Portfolio ‘P’ *	13,124,093	207,856,723
International Large-Cap Portfolio ‘P’ *	21,557,346	187,905,793
International Small-Cap Portfolio ‘P’ *	9,848,471	128,431,425
International Value Portfolio ‘P’ *	7,476,346	94,410,621
Real Estate Portfolio ‘P’ *	2,556,283	61,930,423
Currency Strategies Portfolio ‘P’ *	7,420,726	87,155,997
Equity Long/Short Portfolio ‘P’ *	6,790,761	91,030,907
Global Absolute Return Portfolio ‘P’ *	3,789,477	44,583,027

Total Affiliated Mutual Funds (Cost $1,775,296,747)		2,266,315,481

TOTAL INVESTMENTS - 100.0% (Cost $1,775,296,747)		2,266,315,481

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(426,609)

NET ASSETS - 100.0%		$2,265,888,872

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$10,373,159,195	$10,373,159,195	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,266,315,481	$2,266,315,481	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.0%

DFA Intermediate Government Fixed Income Portfolio ‘I’	601,875	$7,457,236
DFA Intermediate Term Extended Quality Portfolio ‘I’	700,315	7,444,350
DFA Large Cap International Portfolio ‘I’	244,025	5,126,964
DFA Short-Term Extended Quality Portfolio ‘I’	380,008	4,104,086
DFA US Core Equity 1 Portfolio ‘I’	509,092	10,278,560
DFA US Large Co Portfolio ‘I’	391,673	7,195,026
DFA VA International Small Portfolio ‘I’	166,254	2,046,591
DFA VA Short-Term Fixed Portfolio ‘I’	150,462	1,536,221
DFA VA US Large Value Portfolio ‘I’	82,807	2,053,614
DFA VA US Targeted Value Portfolio ‘I’	213,810	4,137,224

Total Mutual Funds (Cost $49,795,119)		51,379,872

TOTAL INVESTMENTS - 100.0% (Cost $49,795,119)		51,379,872

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(3,389)

NET ASSETS - 100.0%		$51,376,483

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$51,379,872	$51,379,872	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.2%

Basic Materials - 1.7%

BHP Billiton Finance USA Ltd (Australia) 6.500% due 04/01/19	$200,000	$219,852
Celulosa Arauco y Constitucion SA (Chile) 7.250% due 07/29/19	150,000	165,458
Eastman Chemical Co 2.700% due 01/15/20	200,000	202,815
EI du Pont de Nemours & Co
5.750% due 03/15/19	200,000	214,540
6.000% due 07/15/18	200,000	210,889
LyondellBasell Industries NV 5.000% due 04/15/19	200,000	210,718
Monsanto Co
2.125% due 07/15/19	200,000	200,214
5.125% due 04/15/18	101,000	104,378
Nucor Corp 5.850% due 06/01/18	150,000	157,041
Potash Corp of Saskatchewan Inc (Canada) 6.500% due 05/15/19	200,000	216,836
Praxair Inc 4.500% due 08/15/19	200,000	212,163
Rio Tinto Finance USA Ltd (United Kingdom) 9.000% due 05/01/19	200,000	228,211
The Dow Chemical Co
5.700% due 05/15/18	200,000	208,756
8.550% due 05/15/19	350,000	396,926
Vale Overseas Ltd (Brazil) 5.625% due 09/15/19	250,000	265,938

		3,214,735

Communications - 7.3%

21st Century Fox America Inc 7.250% due 05/18/18	200,000	211,922
Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	400,000	402,188
Amazon.com Inc 2.600% due 12/05/19	200,000	204,076
America Movil SAB de CV (Mexico) 5.000% due 10/16/19	300,000	321,103
AT&T Inc
2.300% due 03/11/19	305,000	306,603
2.375% due 11/27/18	300,000	302,060
5.200% due 03/15/20	200,000	216,187
5.600% due 05/15/18	346,000	360,408
5.800% due 02/15/19	250,000	267,059
5.875% due 10/01/19	350,000	381,227
Baidu Inc (China)
2.750% due 06/09/19	200,000	202,615
3.250% due 08/06/18	200,000	203,085
British Telecommunications PLC (United Kingdom) 2.350% due 02/14/19	200,000	201,179
CBS Corp 2.300% due 08/15/19	225,000	225,972
Cisco Systems Inc
1.400% due 09/20/19	300,000	297,654
1.600% due 02/28/19	950,000	951,514
1.650% due 06/15/18	300,000	300,979
4.450% due 01/15/20	600,000	642,406
Comcast Corp
5.700% due 05/15/18	300,000	314,000
5.700% due 07/01/19	172,000	186,451
Deutsche Telekom International Finance BV (Germany)
6.000% due 07/08/19	250,000	271,274
6.750% due 08/20/18	200,000	213,281

	Principal Amount	Value
eBay Inc 2.200% due 08/01/19	$350,000	$351,324
Historic TW Inc 6.875% due 06/15/18	250,000	265,252
Juniper Networks Inc 3.125% due 02/26/19	50,000	50,959
Omnicom Group Inc 6.250% due 07/15/19	150,000	163,760
Orange SA (France)
1.625% due 11/03/19	200,000	197,278
2.750% due 02/06/19	200,000	202,421
5.375% due 07/08/19	250,000	267,660
Rogers Communications Inc (Canada) 6.800% due 08/15/18	300,000	320,284
Telefonica Emisiones SAU (Spain)
3.192% due 04/27/18	250,000	253,304
5.877% due 07/15/19	200,000	216,134
The Walt Disney Co
1.650% due 01/08/19	200,000	200,434
1.850% due 05/30/19	300,000	301,523
1.950% due 03/04/20	95,000	95,242
Thomson Reuters Corp 6.500% due 07/15/18	300,000	317,499
Time Warner Cable LLC
5.000% due 02/01/20	400,000	426,211
6.750% due 07/01/18	400,000	423,078
8.250% due 04/01/19	350,000	390,353
8.750% due 02/14/19	200,000	223,644
Time Warner Inc 4.875% due 03/15/20	300,000	322,017
Verizon Communications Inc
1.375% due 08/15/19	350,000	344,809
2.550% due 06/17/19	200,000	202,370
3.650% due 09/14/18	550,000	564,624
Viacom Inc 5.625% due 09/15/19	200,000	215,207
Vodafone Group PLC (United Kingdom) 5.450% due 06/10/19	270,000	289,232

		13,587,862

Consumer, Cyclical - 7.1%

American Honda Finance Corp
1.200% due 07/12/19	200,000	197,356
1.500% due 11/19/18	250,000	249,297
1.700% due 02/22/19	100,000	99,911
2.000% due 02/14/20	150,000	150,528
2.125% due 10/10/18	300,000	302,347
2.250% due 08/15/19	250,000	252,248
AutoZone Inc 1.625% due 04/21/19	200,000	198,092
Best Buy Co Inc 5.000% due 08/01/18	150,000	155,891
Costco Wholesale Corp 1.700% due 12/15/19	250,000	250,525
CVS Health Corp
1.900% due 07/20/18	250,000	250,553
2.250% due 12/05/18	350,000	352,390
2.250% due 08/12/19	200,000	201,441
Delta Air Lines Inc 2.875% due 03/13/20	95,000	95,842
Dollar General Corp 1.875% due 04/15/18	250,000	250,287
DR Horton Inc 3.750% due 03/01/19	150,000	153,774
Ford Motor Credit Co LLC
1.897% due 08/12/19	200,000	198,188
2.021% due 05/03/19	250,000	248,907
2.240% due 06/15/18	250,000	250,915
2.262% due 03/28/19	200,000	200,577
2.375% due 03/12/19	200,000	200,777

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
2.551% due 10/05/18	$400,000	$403,299
2.597% due 11/04/19	300,000	301,781
2.681% due 01/09/20	800,000	805,771
2.943% due 01/08/19	200,000	202,804
5.000% due 05/15/18	200,000	206,681
General Motors Co 3.500% due 10/02/18	300,000	306,405
General Motors Financial Co Inc
2.350% due 10/04/19	200,000	200,354
2.400% due 04/10/18	550,000	552,926
2.400% due 05/09/19	200,000	200,515
3.100% due 01/15/19	200,000	203,300
3.150% due 01/15/20	300,000	305,302
Lowe’s Cos Inc 1.150% due 04/15/19	200,000	197,717
Marriott International Inc 3.000% due 03/01/19	200,000	203,434
Mattel Inc 2.350% due 05/06/19	200,000	200,484
McDonald’s Corp 1.875% due 05/29/19	200,000	200,794
Newell Brands Inc
2.150% due 10/15/18	200,000	200,907
2.600% due 03/29/19	18,000	18,230
PACCAR Financial Corp 1.400% due 05/18/18	350,000	349,778
Target Corp 2.300% due 06/26/19	200,000	202,598
The Home Depot Inc
2.000% due 06/15/19	150,000	151,198
2.250% due 09/10/18	300,000	303,350
Toyota Motor Credit Corp
1.400% due 05/20/19	200,000	198,448
1.550% due 07/13/18	200,000	200,238
1.550% due 10/18/19	400,000	396,850
1.700% due 01/09/19	300,000	300,619
1.700% due 02/19/19	200,000	200,410
2.000% due 10/24/18	200,000	201,022
2.100% due 01/17/19	350,000	353,049
2.125% due 07/18/19	250,000	251,851
Wal-Mart Stores Inc
1.125% due 04/11/18	200,000	199,671
1.950% due 12/15/18	250,000	252,120
Walgreens Boots Alliance Inc 2.700% due 11/18/19	500,000	506,940
Whirlpool Corp 2.400% due 03/01/19	200,000	201,666

		13,240,358

Consumer, Non-Cyclical - 16.0%

Abbott Laboratories
2.000% due 09/15/18	100,000	100,085
2.000% due 03/15/20	200,000	198,779
2.350% due 11/22/19	500,000	502,322
5.125% due 04/01/19	200,000	211,827
AbbVie Inc
1.800% due 05/14/18	475,000	475,643
2.000% due 11/06/18	200,000	200,659
Actavis Funding SCS 3.000% due 03/12/20	900,000	915,403
Aetna Inc 1.700% due 06/07/18	140,000	140,036
Altria Group Inc
2.625% due 01/14/20	200,000	202,597
9.250% due 08/06/19	200,000	232,437
9.700% due 11/10/18	200,000	224,319
Amgen Inc
2.200% due 05/22/19	200,000	201,405
6.150% due 06/01/18	300,000	315,237

	Principal Amount	Value
Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	$1,260,000	$1,262,296
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.200% due 08/01/18	200,000	201,389
5.375% due 01/15/20	700,000	760,956
6.875% due 11/15/19	250,000	280,923
Anthem Inc 7.000% due 02/15/19	450,000	489,698
AstraZeneca PLC (United Kingdom)
1.750% due 11/16/18	200,000	200,103
1.950% due 09/18/19	200,000	199,838
Baxalta Inc 2.000% due 06/22/18	100,000	100,193
Becton Dickinson & Co 2.675% due 12/15/19	450,000	456,657
Boston Scientific Corp 2.650% due 10/01/18	200,000	202,035
Bristol-Myers Squibb Co 1.600% due 02/27/19	250,000	249,720
Bunge Ltd Finance Corp 8.500% due 06/15/19	150,000	170,222
Campbell Soup Co 4.500% due 02/15/19	200,000	209,256
Cardinal Health Inc 1.950% due 06/15/18	200,000	200,661
Celgene Corp 2.125% due 08/15/18	400,000	402,011
Coca-Cola Femsa SAB de CV (Mexico) 2.375% due 11/26/18	200,000	201,301
Colgate-Palmolive Co 1.500% due 11/01/18	200,000	200,225
Constellation Brands Inc 3.875% due 11/15/19	70,000	72,951
Danaher Corp 1.650% due 09/15/18	145,000	145,064
Diageo Capital PLC (United Kingdom) 1.125% due 04/29/18	200,000	199,338
Dr Pepper Snapple Group Inc 6.820% due 05/01/18	101,000	106,575
Ecolab Inc 2.000% due 01/14/19	100,000	100,712
Edwards Lifesciences Corp 2.875% due 10/15/18	200,000	202,721
Eli Lilly & Co 1.950% due 03/15/19	200,000	201,437
Express Scripts Holding Co 2.250% due 06/15/19	350,000	350,606
General Mills Inc 2.200% due 10/21/19	350,000	352,345
Gilead Sciences Inc
1.850% due 09/04/18	245,000	245,791
2.350% due 02/01/20	250,000	252,033
GlaxoSmithKline Capital Inc (United Kingdom) 5.650% due 05/15/18	550,000	575,480
Humana Inc 7.200% due 06/15/18	200,000	212,544
Johnson & Johnson
1.125% due 03/01/19	95,000	94,594
1.650% due 12/05/18	200,000	201,052
5.150% due 07/15/18	200,000	209,470
Kellogg Co 3.250% due 05/21/18	150,000	152,852
Kimberly-Clark Corp 7.500% due 11/01/18	200,000	218,195
Kraft Heinz Foods Co
2.000% due 07/02/18	300,000	300,805
5.375% due 02/10/20	200,000	217,412
6.125% due 08/23/18	200,000	211,536

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Laboratory Corp of America Holdings 2.500% due 11/01/18	$250,000	$252,256
McKesson Corp 2.284% due 03/15/19	400,000	402,419
Mead Johnson Nutrition Co 4.900% due 11/01/19	200,000	213,815
Medtronic Global Holdings SCA 1.700% due 03/28/19	750,000	749,849
Medtronic Inc 2.500% due 03/15/20	400,000	405,773
Merck & Co Inc
1.300% due 05/18/18	100,000	99,985
1.850% due 02/10/20	400,000	400,942
Merck Sharp & Dohme Corp 5.000% due 06/30/19	250,000	268,282
Molson Coors Brewing Co
1.450% due 07/15/19	80,000	79,001
1.900% due 03/15/19 ~	100,000	99,986
2.250% due 03/15/20 ~	100,000	100,088
Mondelez International Inc 5.375% due 02/10/20	200,000	216,196
Moody’s Corp 2.750% due 07/15/19	200,000	202,695
Mylan Inc 2.600% due 06/24/18	200,000	201,569
Mylan NV 2.500% due 06/07/19	305,000	306,529
Novartis Capital Corp (Switzerland) 1.800% due 02/14/20	80,000	80,102
Novartis Securities Investment Ltd (Switzerland) 5.125% due 02/10/19	600,000	637,604
PepsiCo Inc
1.350% due 10/04/19	110,000	109,201
2.250% due 01/07/19	300,000	303,547
4.500% due 01/15/20	250,000	268,664
5.000% due 06/01/18	350,000	364,801
Perrigo Co PLC 2.300% due 11/08/18	200,000	201,052
Pfizer Inc
1.200% due 06/01/18	150,000	149,829
1.450% due 06/03/19	150,000	149,314
1.500% due 06/15/18	350,000	350,715
1.700% due 12/15/19	250,000	249,856
2.100% due 05/15/19	450,000	453,984
Philip Morris International Inc
1.625% due 02/21/19	150,000	149,498
1.875% due 01/15/19	200,000	200,347
2.000% due 02/21/20	485,000	484,036
5.650% due 05/16/18	450,000	470,361
Princeton University 4.950% due 03/01/19	150,000	159,223
Quest Diagnostics Inc 2.700% due 04/01/19	200,000	202,856
Reynolds American Inc
2.300% due 06/12/18	220,000	221,375
8.125% due 06/23/19	200,000	225,579
Sanofi (France) 1.250% due 04/10/18	250,000	249,715
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	700,000	694,833
Stryker Corp
2.000% due 03/08/19	185,000	185,566
4.375% due 01/15/20	250,000	265,159
Sysco Corp 1.900% due 04/01/19	145,000	145,184
Teva Pharmaceutical Finance IV LLC (Israel) 2.250% due 03/18/20	200,000	198,584

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.400% due 07/20/18	$250,000	$248,595
1.700% due 07/19/19	415,000	410,460
The Coca-Cola Co
1.150% due 04/01/18	200,000	199,607
1.375% due 05/30/19	200,000	199,152
1.650% due 11/01/18	150,000	150,716
The Estee Lauder Cos Inc 1.800% due 02/07/20	70,000	70,085
The JM Smucker Co 2.500% due 03/15/20	100,000	100,875
The Kroger Co
2.000% due 01/15/19	300,000	300,681
6.150% due 01/15/20	200,000	220,677
The Procter & Gamble Co
1.600% due 11/15/18	200,000	201,115
1.900% due 11/01/19	200,000	201,573
The Western Union Co 3.650% due 08/22/18	250,000	255,945
Thermo Fisher Scientific Inc 2.400% due 02/01/19	350,000	353,084
Tyson Foods Inc 2.650% due 08/15/19	200,000	202,294
Unilever Capital Corp (United Kingdom) 4.800% due 02/15/19	250,000	264,101
UnitedHealth Group Inc
1.700% due 02/15/19	300,000	300,081
1.900% due 07/16/18	250,000	251,124
Zimmer Biomet Holdings Inc 2.000% due 04/01/18	300,000	300,565

		29,732,846

Energy - 8.5%

Anadarko Petroleum Corp 8.700% due 03/15/19	200,000	224,434
Baker Hughes Inc 7.500% due 11/15/18	200,000	217,505
BP Capital Markets PLC (United Kingdom)
1.375% due 05/10/18	200,000	199,486
1.676% due 05/03/19	260,000	258,775
2.237% due 05/10/19	200,000	201,292
2.315% due 02/13/20	400,000	403,462
2.521% due 01/15/20	250,000	253,280
4.750% due 03/10/19	250,000	263,542
Buckeye Partners LP 2.650% due 11/15/18	200,000	201,035
Cenovus Energy Inc (Canada) 5.700% due 10/15/19	260,000	280,774
Chevron Corp
1.561% due 05/16/19	450,000	448,619
1.686% due 02/28/19	100,000	100,125
1.718% due 06/24/18	400,000	401,356
1.790% due 11/16/18	400,000	401,222
1.991% due 03/03/20	462,000	462,728
2.193% due 11/15/19	150,000	151,363
ConocoPhillips 6.000% due 01/15/20	250,000	276,674
ConocoPhillips Co 1.500% due 05/15/18	700,000	698,790
Enable Midstream Partners LP 2.400% due 05/15/19	250,000	247,836
Enbridge Energy Partners LP 5.200% due 03/15/20	200,000	214,064
Encana Corp (Canada) 6.500% due 05/15/19	200,000	216,110
Energy Transfer Partners LP 2.500% due 06/15/18	500,000	502,589
EnLink Midstream Partners LP 2.700% due 04/01/19	150,000	150,403

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Enterprise Products Operating LLC
1.650% due 05/07/18	$350,000	$349,704
6.500% due 01/31/19	350,000	378,525
EOG Resources Inc
5.625% due 06/01/19	200,000	215,000
6.875% due 10/01/18	200,000	214,469
EQT Corp 8.125% due 06/01/19	250,000	279,237
Exxon Mobil Corp
1.708% due 03/01/19	700,000	701,345
1.912% due 03/06/20	350,000	350,475
Halliburton Co 2.000% due 08/01/18	200,000	200,289
Husky Energy Inc (Canada) 7.250% due 12/15/19	150,000	168,862
Kinder Morgan Energy Partners LP 2.650% due 02/01/19	400,000	403,936
Kinder Morgan Inc 3.050% due 12/01/19	300,000	305,208
Magellan Midstream Partners LP 6.550% due 07/15/19	150,000	164,345
Marathon Petroleum Corp 2.700% due 12/14/18	150,000	151,353
Noble Energy Inc 8.250% due 03/01/19	200,000	222,561
ONEOK Partners LP 3.200% due 09/15/18	300,000	304,271
Pioneer Natural Resources Co 6.875% due 05/01/18	100,000	105,144
Plains All American Pipeline LP
5.750% due 01/15/20	200,000	216,343
6.500% due 05/01/18	250,000	261,727
Shell International Finance BV (Netherlands)
1.375% due 05/10/19	200,000	198,270
1.375% due 09/12/19	550,000	543,565
1.625% due 11/10/18	600,000	599,486
1.900% due 08/10/18	350,000	351,638
4.375% due 03/25/20	300,000	319,763
Spectra Energy Capital LLC 8.000% due 10/01/19	185,000	209,057
Suncor Energy Inc (Canada) 6.100% due 06/01/18	350,000	368,500
Total Capital International SA (France)
2.100% due 06/19/19	250,000	251,442
2.125% due 01/10/19	200,000	201,280
TransCanada PipeLines Ltd (Canada)
3.125% due 01/15/19	50,000	50,990
6.500% due 08/15/18	57,000	60,536
7.125% due 01/15/19	350,000	380,818
Valero Energy Corp
6.125% due 02/01/20	150,000	165,244
9.375% due 03/15/19	200,000	227,488

		15,696,335

Financial - 40.2%

AerCap Ireland Capital DAC (Netherlands) 3.750% due 05/15/19	475,000	487,938
Air Lease Corp
2.125% due 01/15/20	250,000	248,251
3.375% due 01/15/19	200,000	204,707
American Express Credit Corp
1.700% due 10/30/19	225,000	223,690
1.800% due 07/31/18	350,000	350,408
1.875% due 11/05/18	350,000	350,605
2.125% due 07/27/18	150,000	150,826
2.200% due 03/03/20	600,000	601,943
2.250% due 08/15/19	300,000	302,440
American International Group Inc 2.300% due 07/16/19	200,000	200,828

	Principal Amount	Value
American Tower Corp REIT 3.400% due 02/15/19	$150,000	$153,411
Ameriprise Financial Inc 7.300% due 06/28/19	250,000	278,043
Ares Capital Corp 4.875% due 11/30/18	150,000	155,682
Australia & New Zealand Banking Group Ltd (Australia)
1.600% due 07/15/19	250,000	247,961
2.000% due 11/16/18	500,000	501,946
2.050% due 09/23/19	250,000	250,005
Bank of America Corp
1.950% due 05/12/18	400,000	400,978
2.600% due 01/15/19	500,000	505,388
2.650% due 04/01/19	750,000	759,001
5.650% due 05/01/18	750,000	780,484
6.875% due 04/25/18	650,000	684,134
7.625% due 06/01/19	200,000	223,052
Bank of America NA
1.750% due 06/05/18	900,000	902,408
2.050% due 12/07/18	750,000	754,300
Bank of Montreal (Canada)
1.350% due 08/28/18	100,000	99,548
1.400% due 04/10/18	250,000	249,589
1.450% due 04/09/18	100,000	99,983
1.500% due 07/18/19	250,000	247,467
1.800% due 07/31/18	200,000	200,422
2.100% due 12/12/19	300,000	301,451
2.375% due 01/25/19	200,000	201,779
Barclays PLC (United Kingdom) 2.750% due 11/08/19	750,000	756,287
Berkshire Hathaway Finance Corp
1.300% due 08/15/19	390,000	386,364
1.700% due 03/15/19	150,000	150,291
2.000% due 08/15/18	400,000	403,015
5.400% due 05/15/18	250,000	261,106
Berkshire Hathaway Inc
1.150% due 08/15/18	105,000	104,487
2.100% due 08/14/19	150,000	151,506
BlackRock Inc 5.000% due 12/10/19	200,000	216,593
BNP Paribas SA (France)
2.400% due 12/12/18	150,000	150,902
2.450% due 03/17/19	150,000	151,095
2.700% due 08/20/18	300,000	303,183
Boston Properties LP REIT 3.700% due 11/15/18	350,000	358,815
BPCE SA (France)
2.500% due 12/10/18	500,000	503,469
2.500% due 07/15/19	250,000	251,227
Branch Banking & Trust Co
1.450% due 05/10/19	850,000	841,381
2.100% due 01/15/20	250,000	250,392
2.300% due 10/15/18	250,000	251,781
Canadian Imperial Bank of Commerce (Canada) 1.600% due 09/06/19	200,000	198,273
Capital One Bank USA NA 2.250% due 02/13/19	650,000	651,221
Capital One NA
1.850% due 09/13/19	600,000	594,733
2.350% due 08/17/18	250,000	251,641
2.350% due 01/31/20	250,000	250,194
Chubb INA Holdings Inc 5.900% due 06/15/19	250,000	271,834
Citibank NA 2.000% due 03/20/19	500,000	501,819
Citigroup Inc
1.750% due 05/01/18	550,000	549,965
2.050% due 12/07/18	300,000	300,650

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
2.050% due 06/07/19	$300,000	$299,875
2.150% due 07/30/18	700,000	702,442
2.450% due 01/10/20	750,000	753,780
2.500% due 09/26/18	550,000	555,084
2.500% due 07/29/19	200,000	201,899
2.550% due 04/08/19	300,000	303,095
Citizens Bank NA
2.250% due 03/02/20	250,000	249,814
2.450% due 12/04/19	250,000	252,025
2.500% due 03/14/19	250,000	251,747
CNA Financial Corp 7.350% due 11/15/19	100,000	112,915
Commonwealth Bank of Australia (Australia)
1.750% due 11/02/18	250,000	249,659
2.050% due 03/15/19	250,000	250,864
2.300% due 09/06/19	250,000	251,679
2.500% due 09/20/18	350,000	353,745
Compass Bank 2.750% due 09/29/19	15,000	15,099
Cooperatieve Rabobank UA (Netherlands)
1.375% due 08/09/19	250,000	246,612
2.250% due 01/14/19	350,000	352,358
2.250% due 01/14/20	250,000	250,908
Credit Suisse AG (Switzerland)
1.700% due 04/27/18	300,000	299,638
2.300% due 05/28/19	850,000	853,240
5.300% due 08/13/19	200,000	214,511
5.400% due 01/14/20	400,000	429,424
Deutsche Bank AG (Germany)
2.500% due 02/13/19	300,000	300,775
2.850% due 05/10/19	500,000	503,617
Discover Bank 2.600% due 11/13/18	250,000	252,408
Fifth Street Finance Corp 4.875% due 03/01/19	150,000	149,752
Fifth Third Bank
1.625% due 09/27/19	400,000	395,212
2.150% due 08/20/18	400,000	402,390
2.375% due 04/25/19	200,000	201,503
FS Investment Corp 4.250% due 01/15/20	90,000	90,730
Government Properties Income Trust REIT 3.750% due 08/15/19	116,000	117,022
HCP Inc REIT 3.750% due 02/01/19	200,000	205,108
HSBC USA Inc
2.350% due 03/05/20	500,000	501,946
2.375% due 11/13/19	250,000	251,232
2.625% due 09/24/18	300,000	303,106
International Lease Finance Corp
6.250% due 05/15/19	150,000	161,691
7.125% due 09/01/18 ~	300,000	320,715
Intesa Sanpaolo SPA (Italy)
3.875% due 01/16/18	100,000	101,369
3.875% due 01/15/19	200,000	204,817
Jefferies Group LLC 5.125% due 04/13/18	300,000	309,462
JPMorgan Chase & Co
1.625% due 05/15/18	500,000	499,934
1.850% due 03/22/19	650,000	650,305
2.200% due 10/22/19	450,000	452,433
2.250% due 01/23/20	850,000	853,033
4.950% due 03/25/20	250,000	269,622
6.300% due 04/23/19	400,000	434,674
JPMorgan Chase Bank NA 1.650% due 09/23/19	250,000	248,767
KeyBank NA
1.600% due 08/22/19	250,000	247,381
1.700% due 06/01/18	250,000	250,412
2.250% due 03/16/20	250,000	250,902
2.500% due 12/15/19	250,000	252,893

	Principal Amount	Value
Lloyds Bank PLC (United Kingdom) 2.400% due 03/17/20	$500,000	$501,650
Manufacturers & Traders Trust Co 2.300% due 01/30/19	250,000	252,210
Marsh & McLennan Cos Inc 2.350% due 09/10/19	200,000	201,504
MetLife Inc
6.817% due 08/15/18	250,000	266,562
7.717% due 02/15/19	200,000	221,007
Morgan Stanley
2.125% due 04/25/18	550,000	552,250
2.375% due 07/23/19	650,000	654,315
2.450% due 02/01/19	1,030,000	1,039,933
2.650% due 01/27/20	1,000,000	1,010,110
5.500% due 01/26/20	200,000	217,111
5.625% due 09/23/19	500,000	540,157
6.625% due 04/01/18	750,000	785,071
MUFG Union Bank NA 2.625% due 09/26/18	300,000	303,172
National Australia Bank Ltd (Australia)
1.375% due 07/12/19	250,000	246,449
2.000% due 01/14/19	250,000	250,623
2.250% due 01/10/20	250,000	250,383
2.300% due 07/25/18	250,000	251,894
National Bank of Canada (Canada) 2.100% due 12/14/18	250,000	250,963
National Rural Utilities Cooperative Finance Corp
1.650% due 02/08/19	100,000	99,972
10.375% due 11/01/18	400,000	453,058
Nomura Holdings Inc (Japan) 2.750% due 03/19/19	250,000	252,726
PNC Bank NA
1.450% due 07/29/19	300,000	296,615
1.600% due 06/01/18	250,000	249,792
1.800% due 11/05/18	600,000	600,709
1.950% due 03/04/19	900,000	902,004
2.400% due 10/18/19	200,000	201,741
Protective Life Corp 7.375% due 10/15/19	150,000	168,647
Prudential Financial Inc 2.300% due 08/15/18	450,000	453,191
Realty Income Corp REIT 6.750% due 08/15/19	200,000	221,282
Regions Bank 2.250% due 09/14/18	250,000	250,840
Royal Bank of Canada (Canada)
1.500% due 07/29/19	450,000	445,499
1.625% due 04/15/19	650,000	646,569
1.800% due 07/30/18	250,000	250,393
2.000% due 12/10/18	300,000	301,163
2.125% due 03/02/20	300,000	300,223
2.200% due 07/27/18	300,000	302,131
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	250,000	272,543
Santander Holdings USA Inc 2.700% due 05/24/19	400,000	402,059
Santander UK PLC (United Kingdom)
2.000% due 08/24/18	200,000	200,449
2.350% due 09/10/19	450,000	452,469
2.500% due 03/14/19	400,000	403,290
Senior Housing Properties Trust REIT 3.250% due 05/01/19	150,000	150,730
Simon Property Group LP REIT
2.200% due 02/01/19	300,000	301,861
5.650% due 02/01/20	250,000	272,133
Skandinaviska Enskilda Banken AB (Sweden) 1.500% due 09/13/19	250,000	246,248

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Societe Generale SA (France) 2.625% due 10/01/18	$250,000	$252,143
Sumitomo Mitsui Banking Corp (Japan)
1.762% due 10/19/18	250,000	249,124
1.950% due 07/23/18	250,000	250,496
1.966% due 01/11/19	200,000	200,089
2.050% due 01/18/19	250,000	250,058
2.450% due 01/16/20	400,000	401,720
SunTrust Banks Inc
2.350% due 11/01/18	200,000	201,348
2.500% due 05/01/19	200,000	202,160
Svenska Handelsbanken AB (Sweden)
1.500% due 09/06/19	250,000	246,859
2.250% due 06/17/19	200,000	201,172
2.500% due 01/25/19	500,000	505,363
Synchrony Financial
2.600% due 01/15/19	250,000	252,039
3.000% due 08/15/19	450,000	457,228
TD Ameritrade Holding Corp 5.600% due 12/01/19	200,000	218,066
The Bank of New York Mellon Corp
1.600% due 05/22/18	300,000	299,981
2.100% due 08/01/18	166,000	167,112
2.150% due 02/24/20	400,000	401,759
2.200% due 05/15/19	350,000	352,725
2.300% due 09/11/19	300,000	302,919
The Bank of Nova Scotia (Canada)
1.650% due 06/14/19	550,000	546,638
1.700% due 06/11/18	300,000	300,378
1.950% due 01/15/19	250,000	250,888
2.050% due 10/30/18	250,000	251,555
The Goldman Sachs Group Inc
2.000% due 04/25/19	600,000	599,142
2.300% due 12/13/19	620,000	620,703
2.550% due 10/23/19	350,000	353,374
2.625% due 01/31/19	900,000	910,485
2.900% due 07/19/18	400,000	405,092
5.375% due 03/15/20	600,000	650,092
6.150% due 04/01/18	600,000	625,194
The Hartford Financial Services Group Inc 6.000% due 01/15/19	200,000	213,942
The Huntington National Bank
2.200% due 11/06/18	250,000	251,137
2.375% due 03/10/20	400,000	401,634
The Toronto-Dominion Bank (Canada)
1.400% due 04/30/18	250,000	249,681
1.450% due 09/06/18	300,000	299,376
1.450% due 08/13/19	250,000	247,299
1.750% due 07/23/18	100,000	100,240
1.950% due 01/22/19	300,000	301,421
2.125% due 07/02/19	200,000	201,041
2.250% due 11/05/19	350,000	352,424
2.625% due 09/10/18	250,000	253,495
The Travelers Cos Inc 5.900% due 06/02/19	132,000	143,301
UBS AG (Switzerland)
2.350% due 03/26/20	500,000	501,831
2.375% due 08/14/19	550,000	553,829
US Bank NA
1.400% due 04/26/19	750,000	744,686
2.000% due 01/24/20	250,000	251,002
2.125% due 10/28/19	200,000	200,997
Ventas Realty LP REIT 4.000% due 04/30/19	250,000	258,666
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	130,000	130,579
Wells Fargo & Co
2.125% due 04/22/19	47,000	47,189
2.150% due 01/30/20	350,000	350,844

	Principal Amount	Value
Wells Fargo Bank NA
1.750% due 05/24/19	$350,000	$349,037
1.800% due 11/28/18	250,000	250,701
2.150% due 12/06/19	1,150,000	1,154,610
Westpac Banking Corp (Australia)
1.550% due 05/25/18	200,000	199,843
1.600% due 08/19/19	200,000	197,915
1.650% due 05/13/19	200,000	198,599
1.950% due 11/23/18	250,000	250,489
2.150% due 03/06/20	500,000	500,221
2.250% due 07/30/18	250,000	251,756
4.875% due 11/19/19	400,000	428,453

		74,470,357

Industrial - 6.9%

3M Co 1.625% due 06/15/19	250,000	251,036
Amphenol Corp 2.550% due 01/30/19	200,000	202,639
Boeing Capital Corp
2.900% due 08/15/18	250,000	254,639
4.700% due 10/27/19	200,000	215,301
Burlington Northern Santa Fe LLC 4.700% due 10/01/19	200,000	213,628
Canadian National Railway Co (Canada) 5.550% due 05/15/18	200,000	208,810
Caterpillar Financial Services Corp
1.350% due 05/18/19	600,000	592,880
1.700% due 06/16/18	200,000	200,102
1.800% due 11/13/18	350,000	350,772
1.900% due 03/22/19	200,000	200,039
2.100% due 06/09/19	250,000	251,173
2.100% due 01/10/20	175,000	175,082
Corning Inc 1.500% due 05/08/18	100,000	99,870
CRH America Inc (Ireland) 8.125% due 07/15/18	250,000	269,697
Deere & Co 4.375% due 10/16/19	200,000	212,344
Eaton Corp 6.950% due 03/20/19	200,000	218,818
Emerson Electric Co 5.250% due 10/15/18	200,000	211,184
FedEx Corp 8.000% due 01/15/19	200,000	220,536
GATX Corp 2.500% due 07/30/19	200,000	202,011
General Electric Co
2.200% due 01/09/20	400,000	404,433
5.625% due 05/01/18	250,000	261,415
6.000% due 08/07/19	800,000	878,956
Harris Corp 1.999% due 04/27/18	110,000	110,174
Honeywell International Inc 1.400% due 10/30/19	250,000	248,171
Illinois Tool Works Inc 1.950% due 03/01/19	300,000	302,165
Ingersoll-Rand Global Holding Co Ltd 6.875% due 08/15/18	200,000	213,678
John Deere Capital Corp
1.650% due 10/15/18	100,000	100,087
1.750% due 08/10/18	200,000	200,562
1.950% due 12/13/18	350,000	352,095
2.200% due 03/13/20	400,000	401,270
2.250% due 04/17/19	350,000	353,460
Keysight Technologies Inc 3.300% due 10/30/19	150,000	152,393
L3 Technologies Inc 5.200% due 10/15/19	250,000	268,027

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Lockheed Martin Corp
1.850% due 11/23/18	$90,000	$90,274
4.250% due 11/15/19	250,000	265,386
Norfolk Southern Corp 5.900% due 06/15/19	250,000	271,178
Northrop Grumman Corp 1.750% due 06/01/18	200,000	200,379
Raytheon Co 4.400% due 02/15/20	200,000	213,983
Republic Services Inc
3.800% due 05/15/18	200,000	204,413
5.000% due 03/01/20	250,000	270,169
Rockwell Collins Inc 1.950% due 07/15/19 #	55,000	55,066
Roper Technologies Inc 2.050% due 10/01/18	400,000	401,386
Ryder System Inc
2.450% due 09/03/19	150,000	150,857
2.550% due 06/01/19	125,000	126,072
Stanley Black & Decker Inc
1.622% due 11/17/18	50,000	49,823
2.451% due 11/17/18	250,000	252,688
Tyco Electronics Group SA (Switzerland) 2.350% due 08/01/19	150,000	150,941
Union Pacific Corp 5.700% due 08/15/18	200,000	210,896
United Parcel Service Inc 5.125% due 04/01/19	400,000	427,524
United Technologies Corp
1.500% due 11/01/19	250,000	248,341
1.778% due 05/04/18	200,000	199,988
Vulcan Materials Co 7.000% due 06/15/18	100,000	105,875

		12,692,686

Technology - 5.9%

Adobe Systems Inc 4.750% due 02/01/20	200,000	215,312
Apple Inc
1.000% due 05/03/18	700,000	697,964
1.100% due 08/02/19	150,000	148,255
1.550% due 02/08/19	250,000	250,501
1.550% due 02/07/20	250,000	248,580
1.700% due 02/22/19	235,000	235,978
1.900% due 02/07/20	250,000	250,763
2.100% due 05/06/19	400,000	404,431
Broadcom Corp 2.375% due 01/15/20 ~	500,000	500,219
CA Inc 5.375% due 12/01/19	200,000	216,196
Diamond 1 Finance Corp 3.480% due 06/01/19 ~	765,000	784,655
Everett Spinco Inc 2.875% due 03/27/20 ~	50,000	50,449
Fidelity National Information Services Inc 2.850% due 10/15/18	200,000	202,825
Hewlett Packard Enterprise Co 2.850% due 10/05/18	550,000	556,725
International Business Machines Corp
1.800% due 05/17/19	300,000	301,389
1.875% due 05/15/19	250,000	251,399
1.900% due 01/27/20	250,000	250,978
7.625% due 10/15/18	300,000	326,965
Maxim Integrated Products Inc 2.500% due 11/15/18	150,000	151,276
Microsoft Corp
1.100% due 08/08/19	610,000	603,489
1.300% due 11/03/18	335,000	334,981
1.625% due 12/06/18	200,000	200,874
1.850% due 02/06/20	350,000	350,883

	Principal Amount	Value
1.850% due 02/12/20	$250,000	$250,756
4.200% due 06/01/19	200,000	211,625
Oracle Corp
2.250% due 10/08/19	500,000	506,256
2.375% due 01/15/19	265,000	268,696
5.000% due 07/08/19	250,000	268,135
5.750% due 04/15/18	400,000	417,628
Pitney Bowes Inc 6.250% due 03/15/19	250,000	267,758
QUALCOMM Inc 1.400% due 05/18/18	346,000	345,936
Seagate HDD Cayman 3.750% due 11/15/18	200,000	205,125
Texas Instruments Inc 1.000% due 05/01/18	250,000	248,994
Xerox Corp
2.750% due 03/15/19	100,000	100,359
6.350% due 05/15/18	200,000	209,790

		10,836,145

Utilities - 5.6%

Arizona Public Service Co 2.200% due 01/15/20	250,000	250,653
Berkshire Hathaway Energy Co 5.750% due 04/01/18	200,000	207,904
Black Hills Corp 2.500% due 01/11/19	170,000	170,902
CMS Energy Corp 8.750% due 06/15/19	250,000	285,583
Commonwealth Edison Co 2.150% due 01/15/19	400,000	402,576
Consolidated Edison Co of New York Inc
2.000% due 03/15/20	50,000	49,958
7.125% due 12/01/18	300,000	326,211
Consumers Energy Co 5.650% due 09/15/18	60,000	63,292
Dominion Gas Holdings LLC 2.500% due 12/15/19	300,000	303,521
Dominion Resources Inc
1.600% due 08/15/19	300,000	296,388
1.875% due 01/15/19	100,000	99,924
1.900% due 06/15/18	350,000	349,831
DTE Energy Co 1.500% due 10/01/19	250,000	245,930
Duke Energy Corp 2.100% due 06/15/18	400,000	401,645
Duke Energy Ohio Inc 5.450% due 04/01/19	350,000	374,277
Edison International 2.125% due 04/15/20	100,000	100,176
Emera US Finance LP (Canada) 2.150% due 06/15/19	65,000	65,009
Entergy Louisiana LLC 6.500% due 09/01/18	200,000	212,147
Entergy Texas Inc 7.125% due 02/01/19	100,000	108,720
Great Plains Energy Inc 2.500% due 03/09/20	208,000	209,308
MidAmerican Energy Co 2.400% due 03/15/19	350,000	354,286
NextEra Energy Capital Holdings Inc
2.300% due 04/01/19	50,000	50,325
6.000% due 03/01/19	350,000	375,160
NSTAR Electric Co 5.625% due 11/15/17	200,000	205,148
Oglethorpe Power Corp 6.100% due 03/15/19	200,000	215,368
Ohio Power Co 6.050% due 05/01/18	250,000	261,136

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Oklahoma Gas & Electric Co 8.250% due 01/15/19	$200,000	$221,053
Oncor Electric Delivery Co LLC 6.800% due 09/01/18	200,000	213,905
Pacific Gas & Electric Co 5.625% due 11/30/17	200,000	205,375
PacifiCorp 5.650% due 07/15/18	250,000	262,683
PG&E Corp 2.400% due 03/01/19	30,000	30,225
PPL Capital Funding Inc 1.900% due 06/01/18	200,000	199,941
Progress Energy Inc 4.875% due 12/01/19	200,000	213,194
Public Service Co of Colorado 5.125% due 06/01/19	343,000	366,078
Public Service Electric & Gas Co 2.300% due 09/15/18	200,000	202,543
Public Service Enterprise Group Inc 1.600% due 11/15/19	150,000	148,486
Sempra Energy
1.625% due 10/07/19	100,000	99,054
9.800% due 02/15/19	300,000	342,302
Southern Power Co 1.950% due 12/15/19	200,000	198,636
The Cleveland Electric Illuminating Co 8.875% due 11/15/18	250,000	277,074
The Southern Co
1.550% due 07/01/18	125,000	124,552
1.850% due 07/01/19	140,000	139,302
2.150% due 09/01/19	250,000	250,080
2.450% due 09/01/18	300,000	302,604
Union Electric Co 6.700% due 02/01/19	200,000	216,734
United Utilities PLC (United Kingdom) 4.550% due 06/19/18	200,000	205,905
Wisconsin Public Service Corp 1.650% due 12/04/18	100,000	99,862

		10,304,966

Total Corporate Bonds & Notes (Cost $183,935,412)		183,776,290

	Shares	Value
SHORT-TERM INVESTMENT - 2.9%

Money Market Fund - 2.9%

BlackRock Liquidity Funds T-Fund Portfolio	5,362,862	$5,362,862

Total Short-Term Investment (Cost $5,362,862)		5,362,862

TOTAL INVESTMENTS - 102.1% (Cost $189,298,274)		189,139,152

OTHER ASSETS & LIABILITIES, NET - (2.1%)		(3,839,776)

NET ASSETS - 100.0%		$185,299,376

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$183,776,290	$-	$183,776,290	$-
	Short-Term Investment	5,362,862	5,362,862	-	-

	Total	$189,139,152	$5,362,862	$183,776,290	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 27.6%

Basic Materials - 0.8%

Agrium Inc (Canada) 5.250% due 01/15/45	$145,000	$157,849
Air Products & Chemicals Inc
3.350% due 07/31/24	100,000	102,972
4.375% due 08/21/19	25,000	26,507
Airgas Inc (France) 3.050% due 08/01/20	100,000	102,767
Albemarle Corp 5.450% due 12/01/44	50,000	55,552
Barrick Gold Corp (Canada)
4.100% due 05/01/23	63,000	67,632
5.250% due 04/01/42	100,000	108,812
BHP Billiton Finance USA Ltd (Australia) 5.000% due 09/30/43	150,000	168,748
Celanese US Holdings LLC
4.625% due 11/15/22	30,000	31,827
5.875% due 06/15/21	30,000	33,129
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	100,000	104,964
Eastman Chemical Co
3.800% due 03/15/25	100,000	102,299
4.650% due 10/15/44	50,000	50,500
4.800% due 09/01/42	100,000	102,886
EI du Pont de Nemours & Co
4.150% due 02/15/43	100,000	97,753
4.625% due 01/15/20	150,000	160,172
5.750% due 03/15/19	200,000	214,540
Fibria Overseas Finance Ltd (Brazil) 5.500% due 01/17/27	50,000	50,170
FMC Corp 4.100% due 02/01/24	50,000	50,946
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	152,895
Goldcorp Inc (Canada) 3.700% due 03/15/23	250,000	255,078
HB Fuller Co 4.000% due 02/15/27	25,000	25,178
International Paper Co
4.750% due 02/15/22	125,000	135,902
6.000% due 11/15/41	200,000	232,436
7.500% due 08/15/21	40,000	47,759
7.950% due 06/15/18	59,000	63,226
LYB International Finance II BV 3.500% due 03/02/27	64,000	62,930
LyondellBasell Industries NV
4.625% due 02/26/55	75,000	70,881
6.000% due 11/15/21	200,000	226,624
Monsanto Co
1.850% due 11/15/18	100,000	99,894
3.375% due 07/15/24	100,000	100,469
4.400% due 07/15/44	100,000	97,646
Newmont Mining Corp
3.500% due 03/15/22	100,000	102,926
5.875% due 04/01/35	100,000	110,605
Nucor Corp
4.000% due 08/01/23	25,000	26,460
4.125% due 09/15/22	50,000	53,692
5.200% due 08/01/43	25,000	28,511
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	250,000	265,066
PPG Industries Inc
2.300% due 11/15/19	100,000	100,913
3.600% due 11/15/20	50,000	52,362
Praxair Inc
1.250% due 11/07/18	150,000	149,437
2.200% due 08/15/22	100,000	98,330

	Principal Amount	Value
Rio Tinto Finance USA Ltd (United Kingdom)
7.125% due 07/15/28	$50,000	$65,708
9.000% due 05/01/19	150,000	171,158
Rio Tinto Finance USA PLC (United Kingdom) 4.750% due 03/22/42	400,000	432,762
RPM International Inc 5.250% due 06/01/45	50,000	54,341
Southern Copper Corp (Peru)
5.250% due 11/08/42	150,000	147,819
7.500% due 07/27/35	50,000	61,195
The Dow Chemical Co
4.125% due 11/15/21	200,000	212,397
4.250% due 11/15/20	100,000	106,140
4.250% due 10/01/34	200,000	199,854
4.375% due 11/15/42	300,000	297,812
The Mosaic Co 5.450% due 11/15/33	163,000	171,416
The Sherwin-Williams Co 4.000% due 12/15/42	50,000	46,314
The Valspar Corp
3.950% due 01/15/26	50,000	50,745
7.250% due 06/15/19	25,000	27,562
Vale Overseas Ltd (Brazil)
4.375% due 01/11/22	300,000	305,730
5.625% due 09/15/19	300,000	319,125
6.875% due 11/21/36	150,000	162,015
8.250% due 01/17/34	100,000	119,375

		7,300,713

Communications - 2.6%

21st Century Fox America Inc
4.500% due 02/15/21	100,000	106,759
5.400% due 10/01/43	100,000	109,506
6.400% due 12/15/35	50,000	60,813
6.650% due 11/15/37	150,000	188,199
6.900% due 03/01/19	150,000	163,271
6.900% due 08/15/39	150,000	192,053
Alibaba Group Holding Ltd (China)
3.125% due 11/28/21	200,000	202,352
3.600% due 11/28/24	200,000	201,774
Alphabet Inc 1.998% due 08/15/26	200,000	184,918
Amazon.com Inc
3.300% due 12/05/21	100,000	103,970
4.800% due 12/05/34	300,000	333,115
America Movil SAB de CV (Mexico)
5.000% due 10/16/19	250,000	267,586
6.125% due 03/30/40	250,000	293,127
6.375% due 03/01/35	125,000	147,310
AT&T Inc
2.450% due 06/30/20	200,000	200,115
2.625% due 12/01/22	125,000	122,283
3.000% due 02/15/22	100,000	99,870
3.000% due 06/30/22	95,000	94,558
3.200% due 03/01/22	35,000	35,303
3.400% due 05/15/25	300,000	290,794
3.800% due 03/15/22	100,000	103,541
3.800% due 03/01/24	50,000	50,610
3.950% due 01/15/25	45,000	45,449
4.125% due 02/17/26	300,000	304,749
4.250% due 03/01/27	100,000	101,655
4.300% due 12/15/42	393,000	350,624
4.350% due 06/15/45	177,000	156,138
4.450% due 05/15/21	250,000	266,505
4.500% due 05/15/35	90,000	84,959
4.500% due 03/09/48	400,000	359,614
4.550% due 03/09/49	100,000	90,033

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
4.750% due 05/15/46	$265,000	$248,998
5.000% due 03/01/21	100,000	107,975
5.150% due 03/15/42	200,000	199,072
5.200% due 03/15/20	35,000	37,833
5.250% due 03/01/37	50,000	51,079
5.350% due 09/01/40	161,000	165,940
5.450% due 03/01/47	50,000	51,096
5.700% due 03/01/57	50,000	51,846
5.800% due 02/15/19	200,000	213,648
6.000% due 08/15/40	50,000	54,978
6.375% due 03/01/41	50,000	57,295
6.550% due 02/15/39	100,000	118,313
British Telecommunications PLC (United Kingdom)
2.350% due 02/14/19	250,000	251,473
9.125% due 12/15/30	50,000	75,186
CBS Corp
2.300% due 08/15/19	150,000	150,648
2.900% due 01/15/27	50,000	46,661
5.900% due 10/15/40	50,000	57,433
7.875% due 07/30/30	100,000	135,909
Charter Communications Operating LLC
3.579% due 07/23/20	255,000	262,625
4.464% due 07/23/22	100,000	105,431
4.908% due 07/23/25	150,000	158,653
6.384% due 10/23/35	70,000	79,815
6.484% due 10/23/45	165,000	191,026
6.834% due 10/23/55	50,000	58,297
Cisco Systems Inc
1.600% due 02/28/19	25,000	25,040
1.850% due 09/20/21	100,000	98,122
2.125% due 03/01/19	200,000	202,127
2.200% due 02/28/21	50,000	50,045
2.450% due 06/15/20	100,000	101,646
2.500% due 09/20/26	300,000	285,163
2.600% due 02/28/23	50,000	49,851
2.950% due 02/28/26	50,000	49,616
3.000% due 06/15/22	60,000	61,468
4.950% due 02/15/19	200,000	212,359
5.500% due 01/15/40	250,000	306,041
Comcast Corp
2.350% due 01/15/27	40,000	36,681
3.000% due 02/01/24	100,000	100,026
3.300% due 02/01/27	100,000	99,116
3.375% due 08/15/25	365,000	368,634
3.400% due 07/15/46	55,000	46,985
3.600% due 03/01/24	200,000	207,166
4.250% due 01/15/33	250,000	257,783
4.400% due 08/15/35	77,000	79,942
4.600% due 08/15/45	77,000	79,554
4.750% due 03/01/44	300,000	317,178
5.700% due 07/01/19	100,000	108,402
6.450% due 03/15/37	100,000	127,690
6.950% due 08/15/37	200,000	269,664
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	270,763
Discovery Communications LLC
3.450% due 03/15/25	100,000	94,848
3.800% due 03/13/24	100,000	98,984
4.950% due 05/15/42	100,000	90,657
eBay Inc 3.250% due 10/15/20	200,000	206,250
Expedia Inc 4.500% due 08/15/24	200,000	209,656
Grupo Televisa SAB (Mexico) 5.000% due 05/13/45	200,000	183,244
Motorola Solutions Inc 3.500% due 03/01/23	150,000	147,795

	Principal Amount	Value
NBCUniversal Media LLC
2.875% due 01/15/23	$75,000	$75,257
4.375% due 04/01/21	100,000	107,449
6.400% due 04/30/40	125,000	159,823
Omnicom Group Inc
3.600% due 04/15/26	50,000	50,065
3.625% due 05/01/22	100,000	103,554
4.450% due 08/15/20	50,000	53,321
Orange SA (France)
1.625% due 11/03/19	100,000	98,639
2.750% due 02/06/19	100,000	101,210
5.375% due 01/13/42	150,000	166,899
9.000% due 03/01/31	50,000	73,621
Qwest Corp 6.750% due 12/01/21	100,000	109,864
RELX Capital Inc (United Kingdom) 8.625% due 01/15/19	50,000	55,542
Rogers Communications Inc (Canada)
4.500% due 03/15/43	25,000	24,914
5.000% due 03/15/44	100,000	107,833
6.800% due 08/15/18	100,000	106,761
Scripps Networks Interactive Inc 3.500% due 06/15/22	150,000	152,972
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	100,000	102,385
Telefonica Emisiones SAU (Spain)
5.462% due 02/16/21	40,000	43,944
7.045% due 06/20/36	150,000	186,120
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	340,589
The Priceline Group Inc 3.600% due 06/01/26	50,000	49,591
The Walt Disney Co
0.875% due 07/12/19	20,000	19,656
1.850% due 07/30/26	430,000	389,173
2.350% due 12/01/22	100,000	99,429
2.750% due 08/16/21	50,000	51,054
3.000% due 07/30/46	225,000	189,949
Thomson Reuters Corp
4.300% due 11/23/23	100,000	105,772
4.700% due 10/15/19	25,000	26,517
5.650% due 11/23/43	150,000	167,085
5.850% due 04/15/40	25,000	27,983
Time Warner Cable LLC
5.000% due 02/01/20	300,000	319,658
5.875% due 11/15/40	150,000	159,710
6.550% due 05/01/37	100,000	114,981
6.750% due 06/15/39	50,000	58,894
7.300% due 07/01/38	150,000	186,384
8.250% due 04/01/19	100,000	111,530
Time Warner Inc
2.950% due 07/15/26	40,000	37,317
4.700% due 01/15/21	50,000	53,645
4.750% due 03/29/21	100,000	107,436
6.100% due 07/15/40	50,000	56,496
6.200% due 03/15/40	50,000	57,273
6.250% due 03/29/41	350,000	403,151
6.500% due 11/15/36	100,000	119,189
7.625% due 04/15/31	100,000	135,138
7.700% due 05/01/32	150,000	205,308
Verizon Communications Inc
2.946% due 03/15/22 ~	204,000	203,339
3.000% due 11/01/21	85,000	85,422
3.125% due 03/16/22	250,000	251,116
3.450% due 03/15/21	200,000	205,593
3.500% due 11/01/21	200,000	205,395
4.125% due 03/16/27	300,000	305,768
4.125% due 08/15/46	300,000	259,816
4.272% due 01/15/36	57,000	52,795
4.500% due 09/15/20	229,000	244,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
4.522% due 09/15/48	$309,000	$282,380
4.672% due 03/15/55	294,000	263,810
4.862% due 08/21/46	400,000	386,141
5.012% due 04/15/49 ~	300,000	292,874
5.150% due 09/15/23	1,050,000	1,153,983
5.250% due 03/16/37	133,000	137,800
5.500% due 03/16/47	75,000	78,922
Viacom Inc
3.125% due 06/15/22	100,000	99,068
3.875% due 04/01/24	100,000	100,367
4.375% due 03/15/43	70,000	60,879
5.625% due 09/15/19	25,000	26,901
6.875% due 04/30/36	100,000	115,008
Vodafone Group PLC (United Kingdom)
5.450% due 06/10/19	150,000	160,684
6.150% due 02/27/37	150,000	172,919
7.875% due 02/15/30	50,000	66,505
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	102,106

		23,872,326

Consumer, Cyclical - 1.7%

American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	152,235	162,112
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	150,000	146,914
American Honda Finance Corp
1.700% due 09/09/21	100,000	97,147
2.000% due 02/14/20	50,000	50,176
2.125% due 10/10/18	100,000	100,782
2.450% due 09/24/20	150,000	151,493
2.900% due 02/16/24	250,000	249,718
AutoNation Inc 4.500% due 10/01/25	100,000	103,498
AutoZone Inc 4.000% due 11/15/20	50,000	52,612
Bed Bath & Beyond Inc 4.915% due 08/01/34	10,000	9,450
BorgWarner Inc 3.375% due 03/15/25	200,000	199,205
Cintas Corp No 2
2.900% due 04/01/22	50,000	50,635
3.700% due 04/01/27	50,000	51,190
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	25,416	26,433
Costco Wholesale Corp 1.700% due 12/15/19	300,000	300,630
CVS Health Corp
2.125% due 06/01/21	100,000	98,175
2.250% due 08/12/19	150,000	151,081
2.800% due 07/20/20	200,000	203,482
2.875% due 06/01/26	100,000	95,548
3.875% due 07/20/25	200,000	206,405
5.125% due 07/20/45	105,000	116,101
5.300% due 12/05/43	200,000	224,345
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	75,589
Delphi Automotive PLC
4.250% due 01/15/26	50,000	52,284
4.400% due 10/01/46	100,000	95,636
Delphi Corp (United Kingdom) 4.150% due 03/15/24	40,000	41,827
Delta Air Lines Inc 3.625% due 03/15/22	100,000	102,182
Dollar General Corp
3.250% due 04/15/23	50,000	50,051
3.875% due 04/15/27 #	50,000	50,136
4.150% due 11/01/25	25,000	25,867

	Principal Amount	Value
DR Horton Inc
3.750% due 03/01/19	$40,000	$41,006
4.000% due 02/15/20	50,000	52,050
Ford Motor Co
4.750% due 01/15/43	300,000	282,785
5.291% due 12/08/46	100,000	100,503
7.450% due 07/16/31	150,000	189,620
Ford Motor Credit Co LLC
2.875% due 10/01/18	200,000	202,428
2.943% due 01/08/19	200,000	202,804
3.096% due 05/04/23	200,000	195,212
4.375% due 08/06/23	200,000	209,030
5.875% due 08/02/21	250,000	278,271
General Motors Co
6.250% due 10/02/43	100,000	110,546
6.600% due 04/01/36	250,000	288,174
6.750% due 04/01/46	25,000	29,374
General Motors Financial Co Inc
2.350% due 10/04/19	50,000	50,089
2.400% due 05/09/19	200,000	200,515
3.150% due 01/15/20	200,000	203,535
3.700% due 11/24/20	100,000	103,032
3.700% due 05/09/23	200,000	201,771
4.000% due 01/15/25	300,000	301,964
4.000% due 10/06/26	50,000	49,367
Hasbro Inc 3.150% due 05/15/21	50,000	50,955
Hyatt Hotels Corp 4.850% due 03/15/26	25,000	26,801
Kohl’s Corp
3.250% due 02/01/23	100,000	95,412
4.250% due 07/17/25	50,000	48,082
5.550% due 07/17/45	50,000	45,370
Lear Corp 5.250% due 01/15/25	65,000	68,581
Leggett & Platt Inc 3.800% due 11/15/24	50,000	50,861
Lowe’s Cos Inc
3.120% due 04/15/22	100,000	103,241
3.875% due 09/15/23	100,000	106,437
5.000% due 09/15/43	300,000	340,165
6.875% due 02/15/28	50,000	65,589
Macy’s Retail Holdings Inc
3.625% due 06/01/24	50,000	47,763
3.875% due 01/15/22	100,000	99,115
6.375% due 03/15/37	100,000	102,012
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	26,426
Marriott International Inc
2.875% due 03/01/21	50,000	50,594
3.125% due 06/15/26	200,000	193,072
3.375% due 10/15/20	83,000	85,665
McDonald’s Corp
2.750% due 12/09/20	45,000	45,637
3.375% due 05/26/25	100,000	100,988
3.500% due 07/15/20	50,000	52,367
3.500% due 03/01/27	50,000	50,205
3.700% due 01/30/26	160,000	163,931
3.700% due 02/15/42	200,000	180,407
4.875% due 07/15/40	10,000	10,624
4.875% due 12/09/45	50,000	53,373
Newell Brands Inc
2.600% due 03/29/19	5,000	5,064
3.150% due 04/01/21	125,000	127,990
3.850% due 04/01/23	20,000	20,728
4.200% due 04/01/26	225,000	234,401
5.375% due 04/01/36	15,000	16,868
5.500% due 04/01/46	20,000	22,777

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
NIKE Inc
2.250% due 05/01/23	$27,000	$26,595
3.375% due 11/01/46	200,000	177,384
3.625% due 05/01/43	25,000	23,205
Nordstrom Inc 4.000% due 10/15/21	250,000	260,342
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	103,916
QVC Inc
3.125% due 04/01/19	100,000	101,586
5.450% due 08/15/34	100,000	92,454
Southwest Airlines Co 2.750% due 11/06/19	50,000	50,853
Starbucks Corp
2.100% due 02/04/21	60,000	60,204
2.450% due 06/15/26	50,000	47,960
4.300% due 06/15/45	35,000	37,197
Target Corp
2.500% due 04/15/26	225,000	210,506
2.900% due 01/15/22	100,000	101,890
3.625% due 04/15/46	25,000	22,615
7.000% due 01/15/38	100,000	138,900
The Home Depot Inc
2.000% due 06/15/19	150,000	151,197
2.000% due 04/01/21	50,000	49,796
2.700% due 04/01/23	100,000	101,003
3.000% due 04/01/26	25,000	24,983
3.350% due 09/15/25	45,000	46,325
3.500% due 09/15/56	55,000	48,021
4.200% due 04/01/43	300,000	309,765
4.400% due 04/01/21	100,000	108,426
5.875% due 12/16/36	75,000	95,132
Toyota Motor Credit Corp
1.200% due 04/06/18	50,000	49,870
1.700% due 01/09/19	100,000	100,206
1.900% due 04/08/21	100,000	98,552
2.000% due 10/24/18	400,000	402,044
2.600% due 01/11/22	100,000	100,545
2.625% due 01/10/23	100,000	99,970
3.200% due 01/11/27	100,000	100,421
4.250% due 01/11/21	100,000	107,069
United Airlines Pass-Through Trust ‘A’
3.450% due 01/07/30	30,000	29,438
4.000% due 10/11/27	97,928	101,600
United Airlines Pass-Through Trust ‘AA’
2.875% due 04/07/30	150,000	145,136
3.100% due 01/07/30	50,000	49,250
3.450% due 06/01/29	24,396	24,274
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	76,457	80,376
Wal-Mart Stores Inc
1.125% due 04/11/18	200,000	199,671
3.250% due 10/25/20	100,000	104,446
3.300% due 04/22/24	300,000	311,780
4.300% due 04/22/44	100,000	104,673
5.000% due 10/25/40	200,000	229,381
5.250% due 09/01/35	125,000	147,668
6.500% due 08/15/37	350,000	469,283
Walgreen Co 3.100% due 09/15/22	75,000	75,569
Walgreens Boots Alliance Inc
1.750% due 05/30/18	35,000	35,051
2.600% due 06/01/21	65,000	65,133
3.100% due 06/01/23	30,000	29,996
3.450% due 06/01/26	30,000	29,302
3.800% due 11/18/24	200,000	204,399
4.650% due 06/01/46	20,000	19,971
4.800% due 11/18/44	165,000	169,367
WW Grainger Inc
3.750% due 05/15/46	50,000	47,573
4.600% due 06/15/45	20,000	21,629

	Principal Amount	Value
Wyndham Worldwide Corp
4.150% due 04/01/24	$60,000	$60,587
4.500% due 04/01/27	70,000	70,650

		15,599,416

Consumer, Non-Cyclical - 4.2%

Abbott Laboratories
2.350% due 11/22/19	105,000	105,488
2.900% due 11/30/21	150,000	150,800
2.950% due 03/15/25	100,000	95,700
3.250% due 04/15/23	100,000	99,903
3.400% due 11/30/23	100,000	101,030
3.750% due 11/30/26	200,000	200,128
4.750% due 11/30/36	100,000	103,397
4.900% due 11/30/46	100,000	104,090
5.125% due 04/01/19	80,000	84,731
6.150% due 11/30/37	25,000	29,568
AbbVie Inc
1.800% due 05/14/18	95,000	95,129
2.000% due 11/06/18	150,000	150,494
2.300% due 05/14/21	100,000	98,831
2.500% due 05/14/20	150,000	151,114
2.850% due 05/14/23	50,000	49,113
3.200% due 11/06/22	70,000	70,866
3.200% due 05/14/26	100,000	96,305
3.600% due 05/14/25	175,000	175,322
4.300% due 05/14/36	50,000	48,531
4.400% due 11/06/42	125,000	119,760
4.450% due 05/14/46	100,000	96,035
4.500% due 05/14/35	160,000	160,179
4.700% due 05/14/45	50,000	50,047
Actavis Funding SCS
2.450% due 06/15/19	65,000	65,408
3.000% due 03/12/20	70,000	71,198
3.800% due 03/15/25	70,000	70,617
4.550% due 03/15/35	320,000	321,760
4.750% due 03/15/45	30,000	30,315
Actavis Inc
3.250% due 10/01/22	100,000	100,704
4.625% due 10/01/42	100,000	98,567
Aetna Inc
1.700% due 06/07/18	30,000	30,008
2.750% due 11/15/22	125,000	125,052
2.800% due 06/15/23	25,000	24,826
3.500% due 11/15/24	100,000	102,275
4.125% due 11/15/42	100,000	98,744
Allergan Inc 2.800% due 03/15/23	25,000	24,178
Altria Group Inc
4.500% due 05/02/43	100,000	101,783
4.750% due 05/05/21	200,000	216,836
9.250% due 08/06/19	250,000	290,546
AmerisourceBergen Corp 3.400% due 05/15/24	100,000	101,428
Amgen Inc
3.625% due 05/22/24	100,000	102,629
4.400% due 05/01/45	100,000	97,421
5.150% due 11/15/41	174,000	186,869
5.700% due 02/01/19	100,000	106,932
5.750% due 03/15/40	400,000	453,682
6.400% due 02/01/39	225,000	277,736
Anheuser-Busch InBev Finance Inc (Belgium)
1.900% due 02/01/19	295,000	295,537
2.650% due 02/01/21	160,000	161,332
3.300% due 02/01/23	300,000	305,687
3.650% due 02/01/26	700,000	709,066
3.700% due 02/01/24	200,000	206,850
4.625% due 02/01/44	300,000	313,117
4.700% due 02/01/36	275,000	292,035
4.900% due 02/01/46	330,000	357,720

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	$100,000	$98,942
3.750% due 07/15/42	100,000	91,916
4.375% due 02/15/21	200,000	214,370
4.950% due 01/15/42	300,000	324,794
5.375% due 01/15/20	200,000	217,416
7.750% due 01/15/19	100,000	110,054
Anthem Inc
2.250% due 08/15/19	200,000	200,821
3.300% due 01/15/23	75,000	75,733
4.625% due 05/15/42	100,000	101,942
4.650% due 01/15/43	50,000	51,113
Archer-Daniels-Midland Co
4.016% due 04/16/43	50,000	49,618
4.479% due 03/01/21	100,000	108,334
AstraZeneca PLC (United Kingdom)
1.750% due 11/16/18	50,000	50,026
1.950% due 09/18/19	200,000	199,838
2.375% due 11/16/20	100,000	100,199
3.375% due 11/16/25	100,000	100,787
4.000% due 09/18/42	25,000	24,248
4.375% due 11/16/45	25,000	25,527
6.450% due 09/15/37	100,000	130,785
Automatic Data Processing Inc
2.250% due 09/15/20	50,000	50,592
3.375% due 09/15/25	25,000	25,823
Baxalta Inc
2.875% due 06/23/20	150,000	152,203
4.000% due 06/23/25	50,000	51,027
5.250% due 06/23/45	30,000	32,883
Becton Dickinson & Co
3.125% due 11/08/21	100,000	102,004
3.734% due 12/15/24	129,000	132,993
Bestfoods 7.250% due 12/15/26	200,000	263,400
Biogen Inc 5.200% due 09/15/45	300,000	325,473
Block Financial LLC 4.125% due 10/01/20	100,000	102,431
Boston Scientific Corp
2.650% due 10/01/18	100,000	101,017
3.375% due 05/15/22	300,000	305,987
Bristol-Myers Squibb Co
1.600% due 02/27/19	100,000	99,888
1.750% due 03/01/19	100,000	100,142
3.250% due 02/27/27	100,000	99,885
3.250% due 08/01/42	100,000	87,612
Brown-Forman Corp 4.500% due 07/15/45	40,000	42,387
Bunge Ltd Finance Corp
3.250% due 08/15/26	20,000	19,367
8.500% due 06/15/19	10,000	11,348
Campbell Soup Co 2.500% due 08/02/22	100,000	98,565
Cardinal Health Inc
1.950% due 06/15/18	50,000	50,165
3.750% due 09/15/25	50,000	51,610
4.900% due 09/15/45	50,000	51,910
Catholic Health Initiatives 4.350% due 11/01/42	150,000	128,305
Celgene Corp
2.125% due 08/15/18	150,000	150,754
2.250% due 05/15/19	200,000	201,162
3.250% due 08/15/22	100,000	101,661
3.875% due 08/15/25	100,000	102,378
4.000% due 08/15/23	100,000	104,660
Church & Dwight Co Inc 2.450% due 12/15/19	50,000	50,491

	Principal Amount	Value
Cigna Corp 4.500% due 03/15/21	$100,000	$106,857
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	154,709
Colgate-Palmolive Co
1.500% due 11/01/18	100,000	100,113
1.750% due 03/15/19	100,000	100,411
Conagra Brands Inc 3.200% due 01/25/23	79,000	79,425
Constellation Brands Inc
3.750% due 05/01/21	20,000	20,743
3.875% due 11/15/19	20,000	20,843
4.250% due 05/01/23	85,000	89,696
6.000% due 05/01/22	25,000	28,446
CR Bard Inc 3.000% due 05/15/26	50,000	48,246
Danaher Corp
1.650% due 09/15/18	35,000	35,015
3.350% due 09/15/25	30,000	30,952
4.375% due 09/15/45	30,000	31,661
Diageo Capital PLC (United Kingdom)
1.125% due 04/29/18	100,000	99,669
3.875% due 04/29/43	100,000	97,046
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	152,805
Dignity Health 5.267% due 11/01/64	100,000	98,233
Dr Pepper Snapple Group Inc
2.550% due 09/15/26	50,000	46,704
3.130% due 12/15/23	50,000	50,255
3.430% due 06/15/27	35,000	34,974
4.420% due 12/15/46	250,000	251,836
Ecolab Inc 4.350% due 12/08/21	100,000	108,084
Eli Lilly & Co
3.700% due 03/01/45	200,000	191,951
5.500% due 03/15/27	100,000	119,518
Equifax Inc 2.300% due 06/01/21	50,000	49,278
Express Scripts Holding Co
3.000% due 07/15/23	50,000	48,389
3.300% due 02/25/21	300,000	305,432
3.400% due 03/01/27	20,000	18,874
3.900% due 02/15/22	300,000	311,228
4.800% due 07/15/46	15,000	14,420
General Mills Inc
3.200% due 02/10/27	100,000	98,158
5.400% due 06/15/40	45,000	51,285
5.650% due 02/15/19	100,000	106,914
Gilead Sciences Inc
1.850% due 09/04/18	40,000	40,129
1.950% due 03/01/22	230,000	222,796
2.550% due 09/01/20	100,000	101,101
2.950% due 03/01/27	100,000	94,938
3.250% due 09/01/22	170,000	173,761
3.650% due 03/01/26	100,000	100,887
4.150% due 03/01/47	75,000	69,864
4.400% due 12/01/21	100,000	107,413
4.500% due 02/01/45	210,000	206,743
4.600% due 09/01/35	45,000	46,435
4.750% due 03/01/46	50,000	51,105
GlaxoSmithKline Capital Inc (United Kingdom)
5.650% due 05/15/18	200,000	209,265
6.375% due 05/15/38	100,000	131,670
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	200,000	201,863
Howard Hughes Medical Institute 3.500% due 09/01/23	75,000	78,617

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Humana Inc
3.850% due 10/01/24	$100,000	$102,538
4.625% due 12/01/42	100,000	101,727
Ingredion Inc 3.200% due 10/01/26	100,000	97,839
Johnson & Johnson
1.125% due 03/01/19	30,000	29,872
1.650% due 12/05/18	150,000	150,789
1.650% due 03/01/21	50,000	49,371
2.050% due 03/01/23	50,000	48,885
2.250% due 03/03/22	150,000	150,220
2.450% due 12/05/21	150,000	152,699
2.450% due 03/01/26	50,000	48,044
2.950% due 03/03/27	150,000	150,163
3.550% due 03/01/36	25,000	24,850
3.625% due 03/03/37	132,000	131,400
3.700% due 03/01/46	25,000	24,508
3.750% due 03/03/47	50,000	49,695
4.850% due 05/15/41	50,000	57,976
5.950% due 08/15/37	100,000	130,304
Kellogg Co
3.250% due 05/21/18	65,000	66,236
4.500% due 04/01/46	150,000	147,528
Kimberly-Clark Corp
3.050% due 08/15/25	50,000	50,181
6.625% due 08/01/37	100,000	137,218
7.500% due 11/01/18	50,000	54,549
Kraft Heinz Foods Co
2.800% due 07/02/20	400,000	405,653
3.000% due 06/01/26	80,000	75,320
3.500% due 06/06/22	200,000	204,803
4.375% due 06/01/46	115,000	107,893
6.500% due 02/09/40	175,000	209,696
Laboratory Corp of America Holdings
4.625% due 11/15/20	100,000	106,639
4.700% due 02/01/45	50,000	48,434
Life Technologies Corp 6.000% due 03/01/20	100,000	109,617
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	123,846
McKesson Corp 3.796% due 03/15/24	300,000	311,758
Mead Johnson Nutrition Co 4.600% due 06/01/44	200,000	208,556
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	52,403
Medtronic Global Holdings SCA
1.700% due 03/28/19	50,000	49,990
3.350% due 04/01/27	50,000	50,414
Medtronic Inc
1.375% due 04/01/18	250,000	249,615
2.500% due 03/15/20	55,000	55,794
2.750% due 04/01/23	50,000	49,778
3.150% due 03/15/22	125,000	128,468
3.500% due 03/15/25	380,000	388,997
4.375% due 03/15/35	365,000	382,775
4.450% due 03/15/20	25,000	26,692
4.500% due 03/15/42	100,000	104,913
4.625% due 03/15/45	80,000	86,135
Merck & Co Inc
2.400% due 09/15/22	100,000	99,357
2.750% due 02/10/25	200,000	197,626
3.600% due 09/15/42	300,000	281,654
4.150% due 05/18/43	100,000	102,794
6.500% due 12/01/33	50,000	64,972
6.550% due 09/15/37	50,000	67,127
Molson Coors Brewing Co
2.100% due 07/15/21	35,000	34,244
3.000% due 07/15/26	245,000	233,420
4.200% due 07/15/46	40,000	37,598
5.000% due 05/01/42	100,000	105,846

	Principal Amount	Value
Moody’s Corp
2.750% due 12/15/21	$50,000	$50,022
4.875% due 02/15/24	50,000	54,637
Mylan Inc 2.600% due 06/24/18	100,000	100,784
Mylan NV
2.500% due 06/07/19	60,000	60,301
3.150% due 06/15/21	100,000	100,514
3.950% due 06/15/26	100,000	98,059
5.250% due 06/15/46	65,000	66,726
Novartis Capital Corp (Switzerland)
1.800% due 02/14/20	25,000	25,032
2.400% due 05/17/22	50,000	49,730
2.400% due 09/21/22	75,000	74,649
3.000% due 11/20/25	100,000	100,022
3.100% due 05/17/27	30,000	29,871
3.400% due 05/06/24	150,000	154,908
4.000% due 11/20/45	100,000	100,688
4.400% due 04/24/20	50,000	53,640
Novartis Securities Investment Ltd (Switzerland) 5.125% due 02/10/19	125,000	132,834
Pepsi-Cola Metropolitan Bottling Co Inc 7.000% due 03/01/29	200,000	272,117
PepsiCo Inc
1.850% due 04/30/20	100,000	100,426
2.375% due 10/06/26	55,000	52,161
2.750% due 03/01/23	100,000	100,386
2.750% due 04/30/25	100,000	98,294
3.100% due 07/17/22	50,000	51,397
3.450% due 10/06/46	60,000	54,413
3.500% due 07/17/25	50,000	52,088
3.600% due 03/01/24	71,000	74,602
4.450% due 04/14/46	150,000	159,945
4.600% due 07/17/45	35,000	38,150
5.000% due 06/01/18	100,000	104,229
Perrigo Co PLC 2.300% due 11/08/18	250,000	251,316
Pfizer Inc
1.500% due 06/15/18	150,000	150,307
2.200% due 12/15/21	50,000	49,965
3.000% due 12/15/26	100,000	99,127
3.400% due 05/15/24	550,000	571,767
4.125% due 12/15/46	265,000	265,830
Philip Morris International Inc
1.875% due 01/15/19	50,000	50,087
2.000% due 02/21/20	35,000	34,930
2.125% due 05/10/23	25,000	23,858
2.625% due 02/18/22	25,000	24,989
3.250% due 11/10/24	125,000	125,765
3.375% due 08/11/25	50,000	50,579
4.250% due 11/10/44	30,000	29,762
4.500% due 03/20/42	200,000	204,059
5.650% due 05/16/18	200,000	209,049
6.375% due 05/16/38	100,000	127,251
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	121,128
Princeton University 5.700% due 03/01/39	50,000	66,901
Quest Diagnostics Inc
2.500% due 03/30/20	300,000	302,050
4.750% due 01/30/20	15,000	16,051
Reynolds American Inc
4.450% due 06/12/25	200,000	210,855
6.150% due 09/15/43	300,000	362,770
S&P Global Inc
4.000% due 06/15/25	50,000	51,473
4.400% due 02/15/26	100,000	106,311
Sanofi (France) 4.000% due 03/29/21	200,000	212,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/19	$200,000	$198,524
2.400% due 09/23/21	250,000	245,079
3.200% due 09/23/26	250,000	239,197
Stryker Corp
4.100% due 04/01/43	100,000	95,432
4.375% due 05/15/44	300,000	294,918
Sysco Corp
2.500% due 07/15/21	35,000	34,915
2.600% due 10/01/20	50,000	50,451
2.600% due 06/12/22	100,000	98,475
3.750% due 10/01/25	25,000	25,535
4.500% due 04/01/46	25,000	25,091
4.850% due 10/01/45	15,000	15,922
Teva Pharmaceutical Finance IV LLC (Israel) 2.250% due 03/18/20	200,000	198,584
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.700% due 07/19/19	140,000	138,468
2.200% due 07/21/21	175,000	168,540
2.800% due 07/21/23	165,000	156,799
3.150% due 10/01/26	55,000	50,780
4.100% due 10/01/46	125,000	108,074
The Clorox Co 3.800% due 11/15/21	100,000	105,177
The Coca-Cola Co
1.375% due 05/30/19	150,000	149,364
1.875% due 10/27/20	50,000	50,001
2.500% due 04/01/23	200,000	199,500
2.550% due 06/01/26	100,000	96,427
2.875% due 10/27/25	50,000	49,567
3.150% due 11/15/20	200,000	209,018
3.300% due 09/01/21	100,000	104,642
The Estee Lauder Cos Inc
1.700% due 05/10/21	30,000	29,374
3.150% due 03/15/27	50,000	49,870
4.150% due 03/15/47	30,000	30,135
The George Washington University 4.300% due 09/15/44	50,000	49,807
The Hershey Co 2.300% due 08/15/26	50,000	47,034
The JM Smucker Co 4.375% due 03/15/45	350,000	350,486
The Kroger Co
2.600% due 02/01/21	50,000	50,017
3.300% due 01/15/21	100,000	102,493
3.500% due 02/01/26	50,000	50,214
3.850% due 08/01/23	150,000	155,548
3.875% due 10/15/46	200,000	180,203
5.150% due 08/01/43	25,000	26,885
The Procter & Gamble Co
2.300% due 02/06/22	100,000	100,665
2.450% due 11/03/26	300,000	287,309
5.550% due 03/05/37	200,000	261,674
Thermo Fisher Scientific Inc
2.950% due 09/19/26	30,000	28,619
3.000% due 04/15/23	70,000	69,553
3.150% due 01/15/23	100,000	100,308
3.650% due 12/15/25	100,000	101,519
4.150% due 02/01/24	100,000	105,075
Tyson Foods Inc 4.500% due 06/15/22	300,000	320,446
Unilever Capital Corp (United Kingdom) 5.900% due 11/15/32	50,000	64,205
UnitedHealth Group Inc
1.625% due 03/15/19	250,000	249,270
1.900% due 07/16/18	60,000	60,270
2.700% due 07/15/20	30,000	30,612
3.450% due 01/15/27	150,000	152,308

	Principal Amount	Value
3.750% due 07/15/25	$75,000	$78,400
4.200% due 01/15/47	125,000	127,041
4.625% due 11/15/41	300,000	319,074
4.750% due 07/15/45	50,000	54,910
6.875% due 02/15/38	250,000	340,366
University of Southern California 3.028% due 10/01/39	50,000	45,208
Verisk Analytics Inc 4.125% due 09/12/22	100,000	104,348
Whole Foods Market Inc 5.200% due 12/03/25	50,000	53,175
Wyeth LLC
5.950% due 04/01/37	50,000	61,839
6.500% due 02/01/34	100,000	129,102
Zimmer Biomet Holdings Inc
3.375% due 11/30/21	100,000	101,260
3.550% due 04/01/25	370,000	366,457
Zoetis Inc 3.250% due 02/01/23	300,000	303,306

		39,685,976

Energy - 2.8%

Anadarko Petroleum Corp
3.450% due 07/15/24	100,000	97,650
6.200% due 03/15/40	100,000	113,259
6.450% due 09/15/36	150,000	177,379
6.600% due 03/15/46	200,000	242,202
Apache Corp
3.250% due 04/15/22	200,000	201,225
4.750% due 04/15/43	50,000	50,241
5.100% due 09/01/40	100,000	103,222
5.250% due 02/01/42	25,000	26,214
6.000% due 01/15/37	25,000	28,361
Baker Hughes Inc
5.125% due 09/15/40	50,000	55,090
7.500% due 11/15/18	165,000	179,442
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	105,466
BP Capital Markets PLC (United Kingdom)
1.676% due 05/03/19	20,000	19,906
2.112% due 09/16/21	200,000	196,294
2.237% due 05/10/19	200,000	201,292
2.315% due 02/13/20	100,000	100,866
2.750% due 05/10/23	250,000	247,043
3.119% due 05/04/26	25,000	24,491
3.224% due 04/14/24	100,000	100,126
3.561% due 11/01/21	100,000	104,172
3.588% due 04/14/27	100,000	100,786
3.723% due 11/28/28	400,000	407,136
Buckeye Partners LP
2.650% due 11/15/18	100,000	100,518
3.950% due 12/01/26	20,000	19,625
Burlington Resources Finance Co 7.400% due 12/01/31	100,000	135,239
Canadian Natural Resources Ltd (Canada)
3.800% due 04/15/24	43,000	43,350
6.750% due 02/01/39	90,000	105,400
Cenovus Energy Inc (Canada)
3.000% due 08/15/22	45,000	44,379
4.450% due 09/15/42	100,000	88,853
5.700% due 10/15/19	65,000	70,193
Chevron Corp
1.561% due 05/16/19	100,000	99,693
1.790% due 11/16/18	50,000	50,153
2.100% due 05/16/21	100,000	99,292
2.355% due 12/05/22	250,000	247,402
2.419% due 11/17/20	50,000	50,505
2.566% due 05/16/23	100,000	99,230
2.954% due 05/16/26	100,000	98,910
3.191% due 06/24/23	200,000	204,930

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
3.326% due 11/17/25	$50,000	$51,061
4.950% due 03/03/19	50,000	53,045
CNOOC Finance Ltd (China) 3.000% due 05/09/23	200,000	195,432
Columbia Pipeline Group Inc 2.450% due 06/01/18	200,000	201,014
ConocoPhillips
5.750% due 02/01/19	150,000	160,610
6.500% due 02/01/39	250,000	319,355
ConocoPhillips Co
3.350% due 11/15/24	350,000	353,368
4.200% due 03/15/21	50,000	53,358
4.950% due 03/15/26	50,000	55,590
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	129,392
Devon Energy Corp
5.000% due 06/15/45	105,000	105,715
5.850% due 12/15/25	50,000	57,443
Devon Financing Co LLC 7.875% due 09/30/31	150,000	194,166
Ecopetrol SA (Colombia)
5.375% due 06/26/26	85,000	87,150
5.875% due 09/18/23	50,000	54,313
5.875% due 05/28/45	200,000	183,690
7.625% due 07/23/19	100,000	111,250
Enable Midstream Partners LP
2.400% due 05/15/19	100,000	99,134
4.400% due 03/15/27	200,000	198,882
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	16,055
7.500% due 04/15/38	50,000	59,401
Enbridge Inc (Canada) 4.500% due 06/10/44	150,000	139,236
Encana Corp (Canada) 3.900% due 11/15/21	200,000	204,509
Energy Transfer Partners LP
3.600% due 02/01/23	400,000	398,047
4.050% due 03/15/25	100,000	99,214
4.200% due 04/15/27	100,000	98,988
4.900% due 02/01/24	100,000	104,040
5.300% due 04/15/47	100,000	96,343
5.950% due 10/01/43	100,000	103,859
6.125% due 12/15/45	200,000	213,847
6.500% due 02/01/42	100,000	108,270
9.000% due 04/15/19	50,000	56,435
EnLink Midstream Partners LP 4.850% due 07/15/26	30,000	31,010
Enterprise Products Operating LLC
4.450% due 02/15/43	300,000	284,899
4.850% due 03/15/44	300,000	304,464
6.125% due 10/15/39	115,000	134,012
6.500% due 01/31/19	100,000	108,150
6.875% due 03/01/33	150,000	184,826
EOG Resources Inc
3.150% due 04/01/25	350,000	342,188
5.625% due 06/01/19	100,000	107,500
EQT Corp 8.125% due 06/01/19	25,000	27,924
EQT Midstream Partners LP 4.125% due 12/01/26	35,000	34,726
Exxon Mobil Corp
1.708% due 03/01/19	100,000	100,192
2.222% due 03/01/21	40,000	40,096
2.709% due 03/06/25	300,000	296,119
3.043% due 03/01/26	100,000	100,094
3.176% due 03/15/24	200,000	205,573
4.114% due 03/01/46	65,000	67,270
Halliburton Co
3.250% due 11/15/21	100,000	102,480
3.800% due 11/15/25	45,000	45,798

	Principal Amount	Value
4.850% due 11/15/35	$50,000	$52,943
5.000% due 11/15/45	42,000	44,282
7.450% due 09/15/39	25,000	33,711
Hess Corp
4.300% due 04/01/27	50,000	49,329
5.600% due 02/15/41	50,000	50,229
5.800% due 04/01/47	50,000	52,156
7.125% due 03/15/33	50,000	57,484
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	103,692
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	102,270
4.150% due 02/01/24	100,000	101,450
5.300% due 09/15/20	50,000	54,107
5.400% due 09/01/44	250,000	248,017
6.950% due 01/15/38	200,000	232,683
Kinder Morgan Inc
3.050% due 12/01/19	100,000	101,736
5.300% due 12/01/34	70,000	70,651
6.500% due 09/15/20	300,000	335,123
Magellan Midstream Partners LP
4.250% due 09/15/46	70,000	65,815
5.000% due 03/01/26	50,000	55,305
Marathon Oil Corp
2.800% due 11/01/22	100,000	96,192
3.850% due 06/01/25	50,000	49,238
5.200% due 06/01/45	50,000	49,453
Marathon Petroleum Corp
2.700% due 12/14/18	50,000	50,451
3.400% due 12/15/20	50,000	51,302
6.500% due 03/01/41	100,000	111,926
MPLX LP 4.875% due 12/01/24	250,000	263,371
Nabors Industries Inc 4.625% due 09/15/21	150,000	152,062
National Oilwell Varco Inc
2.600% due 12/01/22	100,000	95,820
3.950% due 12/01/42	100,000	81,538
Nexen Energy ULC (China)
6.200% due 07/30/19	50,000	54,282
7.500% due 07/30/39	300,000	420,382
Noble Energy Inc
4.150% due 12/15/21	100,000	105,021
5.050% due 11/15/44	150,000	153,543
Occidental Petroleum Corp
2.700% due 02/15/23	200,000	197,779
4.100% due 02/01/21	100,000	105,951
4.100% due 02/15/47	50,000	48,362
ONEOK Partners LP
3.375% due 10/01/22	100,000	100,199
8.625% due 03/01/19	150,000	167,143
Petro-Canada (Canada)
6.050% due 05/15/18	100,000	104,728
6.800% due 05/15/38	200,000	257,798
Petroleos Mexicanos (Mexico)
3.500% due 07/18/18	100,000	101,760
4.250% due 01/15/25	200,000	192,500
4.500% due 01/23/26	250,000	240,250
4.875% due 01/24/22	100,000	103,120
5.500% due 02/04/19	60,000	63,150
5.500% due 01/21/21	100,000	106,125
5.625% due 01/23/46	150,000	134,137
6.375% due 02/04/21	100,000	108,723
6.500% due 03/13/27 ~	400,000	430,800
6.500% due 06/02/41	400,000	398,000
6.625% due 06/15/35	200,000	207,800
6.875% due 08/04/26	100,000	111,250
8.000% due 05/03/19	200,000	221,140

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Phillips 66
4.300% due 04/01/22	$100,000	$106,127
4.650% due 11/15/34	200,000	203,053
Phillips 66 Partners LP
3.550% due 10/01/26	50,000	47,847
4.900% due 10/01/46	25,000	23,887
Pioneer Natural Resources Co
3.950% due 07/15/22	100,000	104,202
4.450% due 01/15/26	50,000	52,808
Plains All American Pipeline LP
4.500% due 12/15/26	150,000	153,240
4.650% due 10/15/25	100,000	103,177
4.700% due 06/15/44	50,000	45,404
5.000% due 02/01/21	50,000	53,456
Sabine Pass Liquefaction LLC
4.200% due 03/15/28 ~	200,000	197,394
5.625% due 02/01/21	210,000	226,432
5.625% due 03/01/25	165,000	179,148
5.750% due 05/15/24	165,000	180,104
Schlumberger Investment SA 3.650% due 12/01/23	42,000	43,840
Shell International Finance BV (Netherlands)
1.375% due 05/10/19	100,000	99,135
1.375% due 09/12/19	50,000	49,415
1.750% due 09/12/21	50,000	48,628
1.875% due 05/10/21	100,000	97,985
1.900% due 08/10/18	150,000	150,702
2.125% due 05/11/20	100,000	100,147
2.375% due 08/21/22	100,000	98,368
2.500% due 09/12/26	50,000	47,222
2.875% due 05/10/26	100,000	97,339
3.250% due 05/11/25	100,000	101,068
3.625% due 08/21/42	100,000	90,395
3.750% due 09/12/46	50,000	46,084
4.000% due 05/10/46	100,000	96,376
4.125% due 05/11/35	263,000	265,792
4.300% due 09/22/19	100,000	106,352
4.550% due 08/12/43	550,000	572,168
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	105,608
Spectra Energy Capital LLC 3.300% due 03/15/23	100,000	98,942
Spectra Energy Partners LP
2.950% due 09/25/18	189,000	191,566
3.375% due 10/15/26	20,000	19,075
Statoil ASA (Norway)
2.450% due 01/17/23	100,000	98,664
2.900% due 11/08/20	90,000	92,064
3.150% due 01/23/22	100,000	102,426
3.700% due 03/01/24	200,000	208,504
3.950% due 05/15/43	300,000	290,761
5.250% due 04/15/19	100,000	106,615
Sunoco Logistics Partners Operations LP
3.450% due 01/15/23	100,000	98,714
3.900% due 07/15/26	100,000	96,795
Total Capital International SA (France) 3.700% due 01/15/24	200,000	208,020
Total Capital SA (France)
2.125% due 08/10/18	100,000	100,606
4.125% due 01/28/21	100,000	106,216
4.450% due 06/24/20	200,000	214,365
TransCanada PipeLines Ltd (Canada)
2.500% due 08/01/22	100,000	98,538
3.750% due 10/16/23	100,000	103,976
7.125% due 01/15/19	100,000	108,805
7.250% due 08/15/38	300,000	406,657
7.625% due 01/15/39	50,000	70,274
Transcontinental Gas Pipe Line Co LLC 4.450% due 08/01/42	150,000	142,286

	Principal Amount	Value
Valero Energy Corp
6.125% due 02/01/20	$50,000	$55,081
6.625% due 06/15/37	150,000	178,031
Valero Energy Partners LP 4.375% due 12/15/26	65,000	65,715
Western Gas Partners LP 5.375% due 06/01/21	200,000	215,103
Williams Partners LP
3.600% due 03/15/22	100,000	101,537
4.000% due 11/15/21	100,000	103,571
4.000% due 09/15/25	300,000	301,758
5.100% due 09/15/45	100,000	99,729
6.300% due 04/15/40	20,000	22,499
XTO Energy Inc 6.500% due 12/15/18	100,000	107,859

		26,373,002

Financial - 10.2%

AerCap Ireland Capital DAC (Netherlands)
3.750% due 05/15/19	150,000	154,086
3.950% due 02/01/22	175,000	179,897
4.500% due 05/15/21	150,000	157,371
4.625% due 10/30/20	150,000	158,639
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	49,209
Aflac Inc
3.625% due 06/15/23	200,000	207,508
4.000% due 02/15/22	100,000	106,174
African Development Bank (Multi-National)
1.125% due 09/20/19	300,000	296,356
1.375% due 02/12/20	200,000	198,176
Air Lease Corp
2.625% due 09/04/18	150,000	151,301
3.375% due 01/15/19	100,000	102,354
Alexandria Real Estate Equities Inc REIT
3.950% due 01/15/27	25,000	25,039
4.500% due 07/30/29	20,000	20,680
Alleghany Corp 4.950% due 06/27/22	100,000	109,777
American Campus Communities Operating Partnership LP 4.125% due 07/01/24	100,000	103,079
American Express Co
2.650% due 12/02/22	150,000	148,858
4.050% due 12/03/42	125,000	123,013
American Express Credit Corp
1.800% due 07/31/18	100,000	100,117
1.875% due 11/05/18	80,000	80,138
2.125% due 07/27/18	250,000	251,377
2.125% due 03/18/19	100,000	100,511
2.375% due 05/26/20	100,000	100,623
American International Group Inc
3.750% due 07/10/25	35,000	34,863
3.875% due 01/15/35	100,000	91,640
3.900% due 04/01/26	300,000	301,092
4.375% due 01/15/55	100,000	89,378
4.700% due 07/10/35	50,000	50,743
4.800% due 07/10/45	50,000	49,841
American Tower Corp REIT
3.375% due 10/15/26	100,000	95,525
3.450% due 09/15/21	200,000	203,795
4.700% due 03/15/22	200,000	214,404
Ameriprise Financial Inc
4.000% due 10/15/23	100,000	105,804
7.300% due 06/28/19	20,000	22,243
Aon Corp 5.000% due 09/30/20	50,000	54,112
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	214,776

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Ares Capital Corp
3.625% due 01/19/22	$50,000	$49,621
3.875% due 01/15/20	30,000	30,616
Asian Development Bank (Multi-National)
1.000% due 08/16/19	300,000	296,215
1.375% due 01/15/19	250,000	249,859
1.375% due 03/23/20	200,000	198,206
1.750% due 01/10/20	200,000	200,925
1.750% due 08/14/26	250,000	233,236
1.875% due 10/23/18	100,000	100,774
2.000% due 02/16/22	300,000	299,114
2.000% due 01/22/25	300,000	290,181
2.625% due 01/12/27	200,000	201,757
Australia & New Zealand Banking Group Ltd (Australia) 1.450% due 05/15/18	250,000	249,538
AvalonBay Communities Inc REIT
2.950% due 09/15/22	35,000	35,115
3.625% due 10/01/20	100,000	103,706
AXA SA (France) 8.600% due 12/15/30	75,000	104,363
AXIS Specialty Finance LLC 5.875% due 06/01/20	50,000	55,073
Bank of America Corp
2.250% due 04/21/20	150,000	149,574
2.503% due 10/21/22	150,000	146,284
2.600% due 01/15/19	200,000	202,155
2.625% due 04/19/21	150,000	149,760
2.650% due 04/01/19	67,000	67,804
3.248% due 10/21/27	150,000	143,085
3.300% due 01/11/23	350,000	352,585
3.500% due 04/19/26	150,000	148,257
3.824% due 01/20/28 §	300,000	301,220
3.875% due 08/01/25	100,000	101,943
3.950% due 04/21/25	200,000	199,455
4.100% due 07/24/23	300,000	314,633
4.183% due 11/25/27	100,000	100,555
4.200% due 08/26/24	285,000	290,654
4.450% due 03/03/26	85,000	87,323
4.750% due 04/21/45	85,000	85,718
4.875% due 04/01/44	200,000	216,479
5.000% due 01/21/44	200,000	218,731
5.625% due 07/01/20	200,000	219,485
5.650% due 05/01/18	150,000	156,097
5.700% due 01/24/22	150,000	168,562
6.110% due 01/29/37	250,000	292,886
6.875% due 04/25/18	200,000	210,503
7.625% due 06/01/19	150,000	167,289
7.750% due 05/14/38	200,000	275,499
Bank of Montreal (Canada)
1.350% due 08/28/18	50,000	49,774
1.450% due 04/09/18	200,000	199,966
1.500% due 07/18/19	75,000	74,240
1.900% due 08/27/21	100,000	97,457
Barclays Bank PLC (United Kingdom) 5.140% due 10/14/20	250,000	267,634
Barclays PLC (United Kingdom)
2.750% due 11/08/19	200,000	201,677
2.875% due 06/08/20	250,000	251,805
4.337% due 01/10/28	300,000	300,013
4.375% due 01/12/26	200,000	203,060
BB&T Corp
2.050% due 06/19/18	100,000	100,475
2.450% due 01/15/20	100,000	101,050
2.625% due 06/29/20	50,000	50,527
3.950% due 03/22/22	200,000	210,260
Berkshire Hathaway Finance Corp
1.700% due 03/15/19	60,000	60,116
4.300% due 05/15/43	200,000	205,749

	Principal Amount	Value
5.400% due 05/15/18	$400,000	$417,769
5.750% due 01/15/40	25,000	31,173
Berkshire Hathaway Inc
2.200% due 03/15/21	35,000	35,042
3.000% due 02/11/23	50,000	50,942
3.125% due 03/15/26	35,000	35,004
3.400% due 01/31/22	100,000	104,661
BlackRock Inc
3.200% due 03/15/27	56,000	56,089
5.000% due 12/10/19	100,000	108,296
BNP Paribas SA (France)
2.400% due 12/12/18	150,000	150,902
2.450% due 03/17/19	100,000	100,730
5.000% due 01/15/21	200,000	216,599
Boston Properties LP REIT
3.700% due 11/15/18	200,000	205,037
4.125% due 05/15/21	100,000	105,243
BPCE SA (France) 2.500% due 07/15/19	250,000	251,227
Branch Banking & Trust Co 1.450% due 05/10/19	300,000	296,958
Brixmor Operating Partnership LP REIT
3.250% due 09/15/23	100,000	97,810
4.125% due 06/15/26	50,000	50,404
Brookfield Finance LLC (Canada) 4.000% due 04/01/24	50,000	50,360
Canadian Imperial Bank of Commerce (Canada) 1.600% due 09/06/19	100,000	99,136
Capital One Financial Corp
3.200% due 02/05/25	200,000	193,972
3.750% due 07/28/26	250,000	242,289
Capital One NA
1.850% due 09/13/19	250,000	247,806
2.350% due 08/17/18	250,000	251,641
CBRE Services Inc REIT 4.875% due 03/01/26	100,000	104,230
CC Holdings GS V LLC REIT 3.849% due 04/15/23	100,000	102,544
Chubb INA Holdings Inc
2.300% due 11/03/20	400,000	401,584
2.700% due 03/13/23	25,000	24,825
3.150% due 03/15/25	100,000	100,276
4.150% due 03/13/43	25,000	25,555
5.900% due 06/15/19	15,000	16,310
Citibank NA 2.000% due 03/20/19	250,000	250,910
Citigroup Inc
1.700% due 04/27/18	300,000	300,193
2.350% due 08/02/21	150,000	147,809
2.450% due 01/10/20	150,000	150,756
2.500% due 07/29/19	100,000	100,950
2.650% due 10/26/20	250,000	251,797
2.700% due 03/30/21	50,000	50,102
3.400% due 05/01/26	100,000	97,461
3.750% due 06/16/24	100,000	102,016
3.875% due 03/26/25	100,000	99,506
3.887% due 01/10/28 §	100,000	100,638
4.000% due 08/05/24	50,000	50,625
4.050% due 07/30/22	500,000	521,253
4.300% due 11/20/26	100,000	101,146
4.400% due 06/10/25	400,000	408,226
4.500% due 01/14/22	60,000	64,272
4.750% due 05/18/46	50,000	49,519
5.300% due 05/06/44	400,000	429,815
6.125% due 08/25/36	100,000	116,949
8.125% due 07/15/39	200,000	294,685
Citizens Financial Group Inc 2.375% due 07/28/21	300,000	296,098

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
CME Group Inc ‘A’
3.000% due 09/15/22	$50,000	$51,074
3.000% due 03/15/25	50,000	50,067
CNA Financial Corp
4.500% due 03/01/26	50,000	52,934
7.350% due 11/15/19	15,000	16,937
Comerica Bank 4.000% due 07/27/25	250,000	253,127
Commonwealth Bank of Australia (Australia)
2.250% due 03/13/19	250,000	251,659
2.300% due 03/12/20	250,000	250,489
Cooperatieve Rabobank UA (Netherlands)
1.375% due 08/09/19	250,000	246,612
3.375% due 05/21/25	250,000	252,850
3.875% due 02/08/22	200,000	210,652
3.950% due 11/09/22	250,000	256,846
5.250% due 05/24/41	200,000	233,330
Corp Andina de Fomento (Multi-National)
2.000% due 05/10/19	300,000	299,599
8.125% due 06/04/19	25,000	27,987
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	50,997
Council Of Europe Development Bank (Multi-National)
1.125% due 05/31/18	100,000	99,759
1.625% due 03/16/21	200,000	196,485
Credit Suisse AG NY (Switzerland)
2.300% due 05/28/19	300,000	301,144
4.375% due 08/05/20	350,000	370,700
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25	250,000	246,343
3.800% due 09/15/22	250,000	253,870
3.800% due 06/09/23	250,000	251,268
Crown Castle International Corp REIT
2.250% due 09/01/21	55,000	53,518
3.400% due 02/15/21	30,000	30,540
3.700% due 06/15/26	35,000	34,410
4.000% due 03/01/27	40,000	40,412
4.450% due 02/15/26	35,000	36,456
CubeSmart LP REIT 3.125% due 09/01/26	50,000	47,054
DDR Corp REIT 3.375% due 05/15/23	100,000	96,768
Deutsche Bank AG (Germany)
2.850% due 05/10/19	400,000	402,894
3.700% due 05/30/24	285,000	280,547
Digital Realty Trust LP REIT 3.950% due 07/01/22	100,000	104,254
Discover Bank 3.450% due 07/27/26	250,000	240,431
Duke Realty LP REIT 3.875% due 10/15/22	200,000	208,059
EPR Properties REIT 4.750% due 12/15/26	100,000	100,770
ERP Operating LP REIT
2.850% due 11/01/26	70,000	66,129
4.500% due 06/01/45	75,000	76,839
4.625% due 12/15/21	60,000	64,741
Essex Portfolio LP REIT
3.375% due 04/15/26	50,000	48,670
3.875% due 05/01/24	50,000	51,123
European Bank for Reconstruction & Development (Multi-National)
1.750% due 11/26/19	200,000	200,188
1.875% due 02/23/22	400,000	394,900
2.125% due 03/07/22	200,000	199,850

	Principal Amount	Value
European Investment Bank (Multi-National)
1.000% due 06/15/18	$200,000	$199,214
1.250% due 05/15/19	200,000	198,729
1.250% due 12/16/19	700,000	691,615
1.375% due 09/15/21	150,000	145,495
1.625% due 03/16/20	300,000	298,370
1.750% due 06/17/19	600,000	601,769
2.250% due 03/15/22	200,000	200,846
2.375% due 06/15/22	200,000	201,903
2.875% due 09/15/20	250,000	257,783
3.250% due 01/29/24	600,000	629,038
4.875% due 02/15/36	425,000	529,192
Federal Realty Investment Trust REIT 4.500% due 12/01/44	50,000	51,069
Fifth Third Bancorp 8.250% due 03/01/38	25,000	35,822
Fifth Third Bank 2.875% due 10/01/21	300,000	303,779
FMS Wertmanagement AoeR (Germany)
1.750% due 01/24/20	300,000	300,160
1.750% due 03/17/20	300,000	299,764
Franklin Resources Inc 2.800% due 09/15/22	25,000	25,115
GE Capital International Funding Co
2.342% due 11/15/20	1,000,000	1,004,378
4.418% due 11/15/35	413,000	436,987
HCP Inc REIT
3.400% due 02/01/25	100,000	96,902
4.250% due 11/15/23	93,000	96,225
5.375% due 02/01/21	150,000	163,503
Hospitality Properties Trust REIT 4.950% due 02/15/27	110,000	113,149
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	100,903
HSBC Bank USA NA 4.875% due 08/24/20	100,000	107,140
HSBC Finance Corp 6.676% due 01/15/21	211,000	238,697
HSBC Holdings PLC (United Kingdom)
2.950% due 05/25/21	250,000	251,349
3.900% due 05/25/26	200,000	202,225
4.000% due 03/30/22	100,000	104,792
4.250% due 08/18/25	200,000	201,720
4.375% due 11/23/26	200,000	201,925
4.875% due 01/14/22	100,000	108,389
6.500% due 09/15/37	300,000	370,521
6.800% due 06/01/38	150,000	192,707
HSBC USA Inc
2.000% due 08/07/18	100,000	100,171
3.500% due 06/23/24	500,000	509,850
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	250,000	245,304
Inter-American Development Bank (Multi-National)
1.125% due 08/28/18	300,000	299,174
1.125% due 09/12/19	175,000	172,863
1.500% due 09/25/18	300,000	300,616
1.750% due 04/14/22	300,000	294,706
2.000% due 06/02/26	150,000	143,230
2.125% due 11/09/20	200,000	201,782
2.125% due 01/18/22	200,000	200,873
3.200% due 08/07/42	100,000	96,357
4.250% due 09/10/18	125,000	130,118
Intercontinental Exchange Inc 4.000% due 10/15/23	100,000	106,060
International Bank for Reconstruction & Development (Multi-National)
0.875% due 07/19/18	800,000	795,754
0.875% due 08/15/19	150,000	147,658
1.125% due 11/27/19	200,000	197,415
1.250% due 07/26/19	250,000	248,260

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
1.375% due 05/24/21	$400,000	$390,245
1.375% due 09/20/21	300,000	291,622
1.625% due 03/09/21	200,000	197,483
1.625% due 02/10/22	300,000	293,696
1.875% due 03/15/19	300,000	302,403
1.875% due 10/07/19	400,000	402,484
1.875% due 04/21/20	400,000	402,174
2.000% due 01/26/22	400,000	398,948
2.125% due 11/01/20	200,000	201,677
2.125% due 02/13/23	100,000	99,002
7.625% due 01/19/23	100,000	128,786
International Finance Corp (Multi-National)
0.875% due 06/15/18	100,000	99,510
1.125% due 07/20/21	150,000	144,569
1.750% due 09/04/18	200,000	201,148
1.750% due 09/16/19	200,000	200,919
1.750% due 03/30/20	200,000	200,007
Invesco Finance PLC 5.375% due 11/30/43	200,000	225,681
Jefferies Group LLC
5.125% due 01/20/23	150,000	161,372
8.500% due 07/15/19	125,000	141,665
JPMorgan Chase & Co
1.625% due 05/15/18	350,000	349,954
1.850% due 03/22/19	300,000	300,141
2.200% due 10/22/19	400,000	402,162
2.350% due 01/28/19	200,000	202,026
2.400% due 06/07/21	50,000	49,740
2.950% due 10/01/26	200,000	190,367
2.972% due 01/15/23	500,000	499,889
3.200% due 06/15/26	100,000	97,200
3.250% due 09/23/22	400,000	407,534
3.625% due 05/13/24	200,000	204,491
3.782% due 02/01/28 §	475,000	479,984
4.250% due 10/15/20	250,000	265,217
4.350% due 08/15/21	200,000	214,194
4.400% due 07/22/20	200,000	213,313
4.950% due 06/01/45	200,000	211,095
5.500% due 10/15/40	100,000	117,576
5.600% due 07/15/41	100,000	119,487
6.300% due 04/23/19	250,000	271,671
6.400% due 05/15/38	300,000	388,319
JPMorgan Chase Bank NA 1.650% due 09/23/19	250,000	248,767
KeyBank NA 1.600% due 08/22/19	250,000	247,381
KeyCorp
2.300% due 12/13/18	100,000	100,613
2.900% due 09/15/20	120,000	122,037
5.100% due 03/24/21	100,000	109,218
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	102,666
Kimco Realty Corp REIT
3.125% due 06/01/23	100,000	98,889
4.125% due 12/01/46	50,000	46,351
6.875% due 10/01/19	25,000	27,857
Kreditanstalt fuer Wiederaufbau (Germany)
1.000% due 06/11/18	700,000	697,565
1.000% due 07/15/19	250,000	246,902
1.250% due 09/13/18	500,000	499,258
1.250% due 09/30/19	600,000	594,382
1.875% due 04/01/19	200,000	201,453
1.875% due 06/30/20	500,000	501,261
2.000% due 11/30/21	450,000	448,278
2.000% due 10/04/22	250,000	246,584
2.000% due 05/02/25	400,000	387,077
2.125% due 03/07/22	400,000	399,507
2.125% due 01/17/23	650,000	644,355
2.375% due 08/25/21	250,000	253,594

	Principal Amount	Value
4.000% due 01/27/20	$100,000	$106,328
4.500% due 07/16/18	100,000	104,011
Landwirtschaftliche Rentenbank (Germany)
1.375% due 10/23/19	100,000	99,357
1.750% due 04/15/19	225,000	225,913
1.750% due 07/27/26	100,000	93,050
2.000% due 01/13/25	200,000	192,843
Lazard Group LLC 3.625% due 03/01/27	50,000	48,882
Legg Mason Inc 4.750% due 03/15/26	50,000	52,547
Liberty Property LP REIT 4.400% due 02/15/24	94,000	99,152
Lincoln National Corp 3.625% due 12/12/26	150,000	149,669
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	200,000	202,299
Lloyds Banking Group PLC (United Kingdom)
4.500% due 11/04/24	300,000	308,326
4.582% due 12/10/25	200,000	203,425
Loews Corp 2.625% due 05/15/23	150,000	147,467
Manulife Financial Corp (Canada)
4.150% due 03/04/26	50,000	52,707
5.375% due 03/04/46	50,000	58,061
Marsh & McLennan Cos Inc
3.500% due 03/10/25	75,000	76,152
3.750% due 03/14/26	100,000	103,049
Mastercard Inc
2.000% due 11/21/21	50,000	49,589
2.950% due 11/21/26	50,000	49,828
3.800% due 11/21/46	50,000	49,358
MetLife Inc
3.600% due 04/10/24	300,000	310,413
5.700% due 06/15/35	100,000	120,196
5.875% due 02/06/41	200,000	243,659
6.375% due 06/15/34	100,000	127,851
Mitsubishi UFJ Financial Group Inc (Japan)
2.190% due 09/13/21	200,000	195,752
2.998% due 02/22/22	100,000	100,976
3.677% due 02/22/27	100,000	101,292
3.850% due 03/01/26	200,000	205,558
Mizuho Financial Group Inc (Japan) 3.663% due 02/28/27	200,000	201,891
Morgan Stanley
2.125% due 04/25/18	600,000	602,455
2.500% due 01/24/19	300,000	303,092
2.625% due 11/17/21	120,000	119,178
3.125% due 07/27/26	70,000	67,000
3.625% due 01/20/27	300,000	298,288
4.100% due 05/22/23	600,000	620,428
4.300% due 01/27/45	400,000	397,635
4.350% due 09/08/26	90,000	91,768
4.375% due 01/22/47	265,000	264,372
4.875% due 11/01/22	100,000	108,244
5.500% due 07/28/21	250,000	277,479
5.625% due 09/23/19	200,000	216,063
5.750% due 01/25/21	200,000	222,183
6.625% due 04/01/18	250,000	261,690
7.250% due 04/01/32	100,000	136,051
MUFG Union Bank NA 2.625% due 09/26/18	250,000	252,643
Nasdaq Inc 5.550% due 01/15/20	100,000	108,392
National Australia Bank Ltd (Australia)
1.375% due 07/12/19	250,000	246,449
3.000% due 01/20/23	200,000	200,947
National City Corp 6.875% due 05/15/19	200,000	219,747

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
National Retail Properties Inc REIT 3.300% due 04/15/23	$100,000	$100,116
National Rural Utilities Cooperative Finance Corp
4.023% due 11/01/32	100,000	103,686
4.750% due 04/30/43 §	200,000	205,000
8.000% due 03/01/32	50,000	71,991
Nomura Holdings Inc (Japan) 6.700% due 03/04/20	5,000	5,563
Northern Trust Corp 3.375% due 08/23/21	50,000	52,039
Oesterreichische Kontrollbank AG (Austria)
1.125% due 05/29/18	150,000	149,583
1.375% due 02/10/20	200,000	197,557
Omega Healthcare Investors Inc REIT
4.500% due 01/15/25	25,000	24,988
4.750% due 01/15/28 #	50,000	49,482
4.950% due 04/01/24	100,000	103,070
PNC Bank NA
1.850% due 07/20/18	250,000	250,581
2.250% due 07/02/19	250,000	251,887
2.950% due 02/23/25	300,000	296,373
Principal Financial Group Inc 4.625% due 09/15/42	100,000	106,068
Private Export Funding Corp
2.300% due 09/15/20	150,000	151,899
2.450% due 07/15/24	100,000	97,929
4.300% due 12/15/21	25,000	27,345
Prologis LP REIT
2.750% due 02/15/19	43,000	43,599
3.350% due 02/01/21	100,000	103,046
Prospect Capital Corp 5.000% due 07/15/19	100,000	102,645
Prudential Financial Inc
5.200% due 03/15/44 §	100,000	102,800
5.625% due 05/12/41	50,000	58,922
5.875% due 09/15/42 §	100,000	108,800
6.200% due 11/15/40	50,000	62,744
6.625% due 06/21/40	50,000	65,640
7.375% due 06/15/19	320,000	356,925
Realty Income Corp REIT
3.000% due 01/15/27	50,000	46,991
4.650% due 08/01/23	50,000	53,936
Regency Centers LP REIT
3.600% due 02/01/27	30,000	29,823
4.400% due 02/01/47	35,000	34,628
Regions Financial Corp 3.200% due 02/08/21	50,000	50,887
Reinsurance Group of America Inc 3.950% due 09/15/26	60,000	60,619
Royal Bank of Canada (Canada)
1.625% due 04/15/19	100,000	99,472
2.000% due 12/10/18	100,000	100,388
2.150% due 03/06/20	100,000	100,021
2.200% due 09/23/19	200,000	201,092
2.300% due 03/22/21	500,000	500,763
4.650% due 01/27/26	400,000	423,936
Royal Bank of Scotland Group PLC (United Kingdom) 3.875% due 09/12/23	500,000	493,405
Santander Holdings USA Inc
2.700% due 05/24/19	50,000	50,257
3.700% due 03/28/22 ~	120,000	120,299
Santander UK Group Holdings PLC (United Kingdom)
2.875% due 08/05/21	200,000	197,577
3.125% due 01/08/21	150,000	150,924
Santander UK PLC (United Kingdom)
2.000% due 08/24/18	67,000	67,151
4.000% due 03/13/24	100,000	104,777

	Principal Amount	Value
Senior Housing Properties Trust REIT 3.250% due 05/01/19	$50,000	$50,243
Simon Property Group LP REIT
2.200% due 02/01/19	150,000	150,930
2.350% due 01/30/22	50,000	49,193
3.250% due 11/30/26	50,000	49,083
4.250% due 10/01/44	200,000	194,481
4.250% due 11/30/46	50,000	48,484
Skandinaviska Enskilda Banken AB (Sweden) 2.625% due 03/15/21	250,000	250,618
Stifel Financial Corp 4.250% due 07/18/24	50,000	50,697
Sumitomo Mitsui Banking Corp (Japan)
2.500% due 07/19/18	300,000	302,735
3.400% due 07/11/24	300,000	303,613
Sumitomo Mitsui Financial Group Inc (Japan)
2.934% due 03/09/21	100,000	100,885
3.010% due 10/19/26	200,000	191,601
3.784% due 03/09/26	100,000	102,305
SunTrust Banks Inc
2.500% due 05/01/19	50,000	50,540
2.700% due 01/27/22	100,000	99,697
2.900% due 03/03/21	100,000	101,286
Svensk Exportkredit AB (Sweden) 1.875% due 06/23/20	200,000	199,547
Synchrony Financial
2.600% due 01/15/19	50,000	50,408
3.700% due 08/04/26	50,000	48,565
3.750% due 08/15/21	200,000	206,251
TD Ameritrade Holding Corp 2.950% due 04/01/22	100,000	101,291
The Allstate Corp 5.750% due 08/15/53 §	200,000	214,995
The Bank of New York Mellon Corp
2.050% due 05/03/21	50,000	49,365
2.100% due 01/15/19	100,000	100,759
2.600% due 08/17/20	500,000	506,613
2.600% due 02/07/22	300,000	300,459
2.800% due 05/04/26	50,000	48,487
3.000% due 10/30/28	55,000	52,401
3.400% due 05/15/24	100,000	102,350
3.442% due 02/07/28 §	785,000	791,866
The Bank of Nova Scotia (Canada)
1.450% due 04/25/18	100,000	99,851
1.650% due 06/14/19	400,000	397,555
1.700% due 06/11/18	150,000	150,189
2.050% due 06/05/19	100,000	100,359
2.450% due 03/22/21	250,000	250,038
The Charles Schwab Corp 3.200% due 03/02/27	100,000	99,589
The Chubb Corp 5.750% due 05/15/18	50,000	52,322
The Goldman Sachs Group Inc
2.300% due 12/13/19	270,000	270,306
2.600% due 04/23/20	150,000	150,935
2.625% due 01/31/19	400,000	404,660
2.875% due 02/25/21	100,000	100,818
2.900% due 07/19/18	300,000	303,819
3.500% due 01/23/25	150,000	149,662
3.500% due 11/16/26	100,000	98,097
3.625% due 01/22/23	400,000	410,535
3.750% due 05/22/25	150,000	151,769
3.750% due 02/25/26	60,000	60,490
3.850% due 01/26/27	410,000	412,638
4.750% due 10/21/45	600,000	635,359
5.150% due 05/22/45	280,000	294,736
5.250% due 07/27/21	150,000	164,681
5.375% due 03/15/20	300,000	325,046

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
6.125% due 02/15/33	$150,000	$182,097
6.150% due 04/01/18	100,000	104,199
6.750% due 10/01/37	200,000	247,476
7.500% due 02/15/19	250,000	274,465
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	165,778
The Huntington National Bank 2.400% due 04/01/20	300,000	300,670
The PNC Financial Services Group Inc 5.125% due 02/08/20	100,000	108,207
The Progressive Corp 3.750% due 08/23/21	100,000	105,644
The Toronto-Dominion Bank (Canada)
1.400% due 04/30/18	100,000	99,872
1.450% due 09/06/18	50,000	49,896
1.450% due 08/13/19	100,000	98,920
1.750% due 07/23/18	75,000	75,180
1.800% due 07/13/21	100,000	97,350
1.950% due 01/22/19	100,000	100,474
2.125% due 04/07/21	300,000	297,484
2.250% due 11/05/19	100,000	100,693
2.500% due 12/14/20	50,000	50,438
The Travelers Cos Inc 6.250% due 06/15/37	125,000	162,781
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	128,423
UBS AG (Switzerland) 2.375% due 08/14/19	400,000	402,784
UDR Inc REIT 3.700% due 10/01/20	100,000	103,150
US Bancorp
2.950% due 07/15/22	250,000	252,411
3.600% due 09/11/24	400,000	412,282
US Bank NA 1.400% due 04/26/19	250,000	248,229
Ventas Realty LP REIT
3.125% due 06/15/23	90,000	88,950
3.250% due 10/15/26	100,000	95,068
4.000% due 04/30/19	100,000	103,466
4.125% due 01/15/26	31,000	31,506
VEREIT Operating Partnership LP REIT
3.000% due 02/06/19	35,000	35,156
4.125% due 06/01/21	20,000	20,571
4.600% due 02/06/24	25,000	25,875
4.875% due 06/01/26	25,000	26,125
Visa Inc
2.200% due 12/14/20	350,000	351,512
2.800% due 12/14/22	50,000	50,467
3.150% due 12/14/25	200,000	200,893
4.150% due 12/14/35	30,000	31,412
4.300% due 12/14/45	100,000	105,225
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	107,955
Voya Financial Inc
3.650% due 06/15/26	50,000	49,349
4.800% due 06/15/46	30,000	29,758
Wachovia Corp 5.500% due 08/01/35	200,000	225,973
Weingarten Realty Investors REIT 3.375% due 10/15/22	200,000	201,894
Wells Fargo & Co
2.125% due 04/22/19	100,000	100,403
2.500% due 03/04/21	150,000	149,643
2.550% due 12/07/20	170,000	170,927
3.000% due 04/22/26	150,000	143,804
3.000% due 10/23/26	150,000	143,779
3.450% due 02/13/23	300,000	302,938
3.500% due 03/08/22	550,000	570,058
3.900% due 05/01/45	300,000	287,868
4.100% due 06/03/26	300,000	307,285

	Principal Amount	Value
4.125% due 08/15/23	$300,000	$314,458
4.600% due 04/01/21	200,000	215,112
4.750% due 12/07/46	600,000	614,810
5.375% due 02/07/35	100,000	115,815
5.606% due 01/15/44	100,000	114,746
Wells Fargo Bank NA
1.800% due 11/28/18	250,000	250,701
6.600% due 01/15/38	100,000	131,501
Welltower Inc REIT
4.250% due 04/01/26	150,000	154,692
4.500% due 01/15/24	150,000	158,037
Westpac Banking Corp (Australia)
1.600% due 08/19/19	150,000	148,436
1.950% due 11/23/18	200,000	200,391
2.000% due 08/19/21	150,000	146,667
2.300% due 05/26/20	100,000	100,092
2.700% due 08/19/26	150,000	142,854
2.800% due 01/11/22	200,000	201,312
4.875% due 11/19/19	25,000	26,778
Weyerhaeuser Co REIT 7.375% due 03/15/32	100,000	131,799
Willis Towers Watson PLC 5.750% due 03/15/21	100,000	109,817
WP Carey Inc REIT 4.600% due 04/01/24	100,000	103,636
XLIT Ltd (Bermuda)
2.300% due 12/15/18	250,000	251,669
5.250% due 12/15/43	50,000	53,943

		95,294,831

Industrial - 1.8%

3M Co 2.000% due 06/26/22	400,000	394,702
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	100,000	101,191
Agilent Technologies Inc 3.200% due 10/01/22	100,000	101,227
Amphenol Corp 2.550% due 01/30/19	200,000	202,639
Arrow Electronics Inc 6.000% due 04/01/20	25,000	27,219
Avnet Inc 4.625% due 04/15/26	25,000	25,362
Bemis Co Inc 3.100% due 09/15/26	100,000	96,844
Boeing Capital Corp 4.700% due 10/27/19	200,000	215,301
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	150,000	152,095
3.250% due 06/15/27	50,000	50,431
3.650% due 09/01/25	50,000	52,133
4.125% due 06/15/47	50,000	49,972
4.450% due 03/15/43	300,000	311,830
4.700% due 10/01/19	100,000	106,814
4.700% due 09/01/45	50,000	54,436
5.750% due 05/01/40	100,000	121,569
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	101,952
2.950% due 11/21/24	100,000	100,975
6.200% due 06/01/36	50,000	64,786
Canadian Pacific Railway Co (Canada)
2.900% due 02/01/25	150,000	147,324
4.800% due 09/15/35	20,000	21,778
6.125% due 09/15/15	30,000	36,370
Caterpillar Financial Services Corp
1.900% due 03/22/19	100,000	100,020
1.931% due 10/01/21	400,000	389,423
Caterpillar Inc
3.803% due 08/15/42	100,000	95,111
3.900% due 05/27/21	200,000	211,750
6.050% due 08/15/36	125,000	156,225

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Corning Inc 1.500% due 05/08/18	$100,000	$99,870
CSX Corp
3.400% due 08/01/24	200,000	203,174
3.700% due 11/01/23	100,000	104,374
5.500% due 04/15/41	75,000	86,165
Deere & Co
3.900% due 06/09/42	100,000	99,779
4.375% due 10/16/19	50,000	53,086
Dover Corp 5.375% due 03/01/41	50,000	59,022
Eaton Corp
2.750% due 11/02/22	200,000	198,836
4.000% due 11/02/32	100,000	101,518
Embraer Netherlands Finance BV (Brazil) 5.400% due 02/01/27	100,000	103,273
Emerson Electric Co
2.625% due 12/01/21	100,000	101,164
3.150% due 06/01/25	100,000	102,094
4.250% due 11/15/20	25,000	26,875
FedEx Corp
3.300% due 03/15/27	200,000	197,621
3.875% due 08/01/42	100,000	91,621
4.000% due 01/15/24	200,000	211,982
4.400% due 01/15/47	50,000	48,859
4.750% due 11/15/45	50,000	51,393
Flex Ltd 4.750% due 06/15/25	50,000	52,587
FLIR Systems Inc 3.125% due 06/15/21	100,000	100,640
Flowserve Corp 4.000% due 11/15/23	143,000	147,757
Fortive Corp
2.350% due 06/15/21 ~	100,000	98,863
3.150% due 06/15/26 ~	150,000	148,573
4.300% due 06/15/46 ~	125,000	125,416
GATX Corp 3.250% due 03/30/25	100,000	97,041
General Dynamics Corp 3.600% due 11/15/42	200,000	190,873
General Electric Co
2.700% due 10/09/22	100,000	100,840
3.375% due 03/11/24	250,000	259,110
4.125% due 10/09/42	100,000	102,228
4.500% due 03/11/44	300,000	322,869
5.875% due 01/14/38	115,000	145,338
6.750% due 03/15/32	101,000	136,354
6.875% due 01/10/39	58,000	82,388
Harris Corp 2.700% due 04/27/20	200,000	201,960
Honeywell International Inc
1.400% due 10/30/19	50,000	49,634
1.850% due 11/01/21	50,000	49,051
2.500% due 11/01/26	550,000	520,996
Hubbell Inc 3.350% due 03/01/26	50,000	49,758
Illinois Tool Works Inc
1.950% due 03/01/19	150,000	151,082
4.875% due 09/15/41	100,000	113,119
Ingersoll-Rand Global Holding Co Ltd 4.250% due 06/15/23	100,000	106,631
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	50,862
John Deere Capital Corp
1.750% due 08/10/18	50,000	50,140
1.950% due 12/13/18	200,000	201,197
2.450% due 09/11/20	50,000	50,433
2.650% due 01/06/22	300,000	301,251
2.650% due 06/10/26	100,000	96,549
2.750% due 03/15/22	100,000	100,849

	Principal Amount	Value
2.800% due 03/06/23	$50,000	$50,153
3.400% due 09/11/25	50,000	51,434
Johnson Controls International PLC
3.625% due 07/02/24 §	43,000	43,968
3.900% due 02/14/26	50,000	51,995
4.500% due 02/15/47	40,000	40,828
5.000% due 03/30/20	50,000	53,711
Kansas City Southern 4.950% due 08/15/45	100,000	100,963
Keysight Technologies Inc 4.550% due 10/30/24	100,000	102,376
L3 Technologies Inc
3.850% due 12/15/26	25,000	25,395
5.200% due 10/15/19	100,000	107,211
Lockheed Martin Corp
1.850% due 11/23/18	35,000	35,107
2.500% due 11/23/20	200,000	201,524
2.900% due 03/01/25	50,000	48,882
3.550% due 01/15/26	100,000	101,694
3.600% due 03/01/35	25,000	23,905
3.800% due 03/01/45	20,000	18,795
4.250% due 11/15/19	100,000	106,154
4.500% due 05/15/36	20,000	21,303
4.700% due 05/15/46	44,000	47,838
6.150% due 09/01/36	100,000	126,462
Masco Corp
3.500% due 04/01/21	65,000	66,470
4.375% due 04/01/26	50,000	52,211
Norfolk Southern Corp
2.903% due 02/15/23	100,000	99,611
3.000% due 04/01/22	100,000	101,436
4.650% due 01/15/46	50,000	53,661
4.800% due 08/15/43	100,000	109,055
4.837% due 10/01/41	50,000	54,261
5.900% due 06/15/19	50,000	54,236
Northrop Grumman Corp
3.250% due 08/01/23	100,000	102,135
3.500% due 03/15/21	100,000	104,313
3.850% due 04/15/45	100,000	94,504
Owens Corning 4.200% due 12/15/22	138,000	144,504
Packaging Corp of America 3.650% due 09/15/24	100,000	101,014
Parker-Hannifin Corp 6.250% due 05/15/38	100,000	128,374
Pentair Finance SA (United Kingdom) 2.900% due 09/15/18	250,000	252,600
Precision Castparts Corp
2.500% due 01/15/23	100,000	98,750
3.250% due 06/15/25	50,000	50,543
4.375% due 06/15/45	50,000	52,564
Raytheon Co
2.500% due 12/15/22	125,000	124,579
4.400% due 02/15/20	25,000	26,748
Republic Services Inc
3.200% due 03/15/25	100,000	99,790
3.800% due 05/15/18	200,000	204,413
5.500% due 09/15/19	27,000	29,227
Rockwell Automation Inc 2.050% due 03/01/20	100,000	99,673
Rockwell Collins Inc 5.250% due 07/15/19	100,000	107,141
Roper Technologies Inc
2.800% due 12/15/21	25,000	25,052
3.800% due 12/15/26	30,000	30,188
Sonoco Products Co 5.750% due 11/01/40	200,000	231,667
Spirit AeroSystems Inc 3.850% due 06/15/26	25,000	25,027

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Stanley Black & Decker Inc
2.451% due 11/17/18	$100,000	$101,075
2.900% due 11/01/22	50,000	50,569
Textron Inc
3.650% due 03/15/27	100,000	99,505
4.000% due 03/15/26	25,000	25,510
The Boeing Co
5.875% due 02/15/40	50,000	64,129
6.000% due 03/15/19	100,000	107,993
Tyco Electronics Group SA (Switzerland) 2.375% due 12/17/18	50,000	50,462
Union Pacific Corp
2.250% due 06/19/20	50,000	50,288
2.750% due 03/01/26	25,000	24,410
3.000% due 04/15/27 #	100,000	98,905
3.250% due 08/15/25	50,000	50,809
3.350% due 08/15/46	50,000	45,545
3.646% due 02/15/24	92,000	96,457
3.799% due 10/01/51	200,000	187,222
4.050% due 03/01/46	30,000	29,785
United Parcel Service Inc
2.450% due 10/01/22	100,000	100,235
3.125% due 01/15/21	100,000	103,694
3.400% due 11/15/46	200,000	182,432
6.200% due 01/15/38	50,000	65,434
United Technologies Corp
1.500% due 11/01/19	350,000	347,677
1.950% due 11/01/21	50,000	49,040
2.650% due 11/01/26	30,000	28,952
3.100% due 06/01/22	200,000	205,962
3.750% due 11/01/46	50,000	47,051
4.500% due 06/01/42	300,000	317,943
Vulcan Materials Co 7.500% due 06/15/21	100,000	117,161
Xylem Inc
3.250% due 11/01/26	30,000	29,681
4.375% due 11/01/46	25,000	24,856

		16,420,801

Technology - 1.8%

Activision Blizzard Inc
2.300% due 09/15/21 ~	30,000	29,402
3.400% due 09/15/26 ~	50,000	48,918
Adobe Systems Inc 4.750% due 02/01/20	100,000	107,656
Altera Corp 2.500% due 11/15/18	100,000	101,487
Analog Devices Inc 3.500% due 12/05/26	100,000	99,228
Apple Inc
1.100% due 08/02/19	100,000	98,836
1.550% due 02/07/20	100,000	99,432
1.700% due 02/22/19	20,000	20,083
1.900% due 02/07/20	100,000	100,305
2.000% due 05/06/20	400,000	402,419
2.100% due 05/06/19	300,000	303,323
2.250% due 02/23/21	150,000	150,523
2.400% due 05/03/23	450,000	442,787
2.500% due 02/09/25	400,000	387,349
3.250% due 02/23/26	70,000	70,786
3.350% due 02/09/27	200,000	202,114
3.450% due 05/06/24	300,000	310,328
3.450% due 02/09/45	250,000	224,528
3.850% due 08/04/46	35,000	33,403
4.250% due 02/09/47	100,000	101,429
4.500% due 02/23/36	50,000	54,110
4.650% due 02/23/46	145,000	155,860
Applied Materials Inc
2.625% due 10/01/20	50,000	50,795
3.300% due 04/01/27	55,000	55,134

	Principal Amount	Value
3.900% due 10/01/25	$35,000	$36,959
4.350% due 04/01/47	45,000	45,630
5.100% due 10/01/35	35,000	39,222
Autodesk Inc 3.125% due 06/15/20	100,000	101,993
Broadcom Corp
2.375% due 01/15/20 ~	100,000	100,044
3.000% due 01/15/22 ~	100,000	99,809
3.625% due 01/15/24 ~	100,000	100,862
3.875% due 01/15/27 ~	400,000	403,319
Broadridge Financial Solutions Inc 3.400% due 06/27/26	50,000	48,831
Diamond 1 Finance Corp
3.480% due 06/01/19 ~	265,000	271,809
4.420% due 06/15/21 ~	300,000	313,988
5.450% due 06/15/23 ~	115,000	124,223
6.020% due 06/15/26 ~	85,000	93,001
8.100% due 07/15/36 ~	50,000	62,987
8.350% due 07/15/46 ~	50,000	65,080
Electronic Arts Inc
3.700% due 03/01/21	50,000	51,940
4.800% due 03/01/26	50,000	54,164
Fidelity National Information Services Inc
3.000% due 08/15/26	150,000	141,598
3.500% due 04/15/23	108,000	109,711
5.000% due 10/15/25	200,000	217,875
Fiserv Inc
2.700% due 06/01/20	50,000	50,597
3.850% due 06/01/25	100,000	102,834
Hewlett Packard Enterprise Co
2.850% due 10/05/18	150,000	151,834
3.600% due 10/15/20	50,000	51,427
4.900% due 10/15/25	250,000	260,028
6.200% due 10/15/35	50,000	52,554
6.350% due 10/15/45	50,000	51,766
HP Inc
3.750% due 12/01/20	9,000	9,371
4.050% due 09/15/22	200,000	209,097
4.650% due 12/09/21	150,000	160,862
6.000% due 09/15/41	55,000	56,098
Intel Corp
1.700% due 05/19/21	100,000	97,946
2.450% due 07/29/20	160,000	162,629
2.600% due 05/19/26	100,000	96,033
3.300% due 10/01/21	250,000	260,042
3.700% due 07/29/25	145,000	151,739
4.800% due 10/01/41	185,000	204,851
4.900% due 07/29/45	40,000	44,869
International Business Machines Corp
1.625% due 05/15/20	150,000	148,899
1.875% due 05/15/19	100,000	100,560
3.375% due 08/01/23	300,000	311,424
3.625% due 02/12/24	500,000	524,432
4.700% due 02/19/46	200,000	219,940
5.600% due 11/30/39	26,000	32,087
8.375% due 11/01/19	100,000	116,370
Lam Research Corp 2.800% due 06/15/21	50,000	50,215
Microsoft Corp
1.100% due 08/08/19	240,000	237,438
1.300% due 11/03/18	360,000	359,980
1.550% due 08/08/21	100,000	97,555
1.850% due 02/06/20	100,000	100,252
2.000% due 11/03/20	100,000	100,370
2.000% due 08/08/23	50,000	48,063
2.375% due 02/12/22	200,000	200,583
2.375% due 05/01/23	100,000	98,586
2.400% due 02/06/22	100,000	100,657
2.400% due 08/08/26	50,000	47,334
2.875% due 02/06/24	35,000	35,248

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
3.125% due 11/03/25	$100,000	$101,061
3.300% due 02/06/27	360,000	366,254
3.450% due 08/08/36	150,000	142,452
3.500% due 11/15/42	100,000	91,065
3.700% due 08/08/46	100,000	93,917
3.750% due 02/12/45	200,000	189,879
3.950% due 08/08/56	150,000	140,053
4.100% due 02/06/37	100,000	103,030
4.250% due 02/06/47	100,000	102,733
4.450% due 11/03/45	100,000	105,869
4.500% due 02/06/57	100,000	103,202
4.750% due 11/03/55	50,000	53,728
5.200% due 06/01/39	135,000	158,930
5.300% due 02/08/41	200,000	237,790
NetApp Inc 3.375% due 06/15/21	50,000	51,062
Oracle Corp
1.900% due 09/15/21	135,000	132,774
2.250% due 10/08/19	300,000	303,754
2.400% due 09/15/23	250,000	243,148
2.650% due 07/15/26	440,000	419,437
2.950% due 05/15/25	150,000	148,205
3.850% due 07/15/36	50,000	49,055
3.900% due 05/15/35	105,000	103,864
4.000% due 07/15/46	250,000	239,034
4.300% due 07/08/34	100,000	104,022
4.375% due 05/15/55	200,000	195,555
5.000% due 07/08/19	100,000	107,254
5.750% due 04/15/18	100,000	104,407
6.125% due 07/08/39	100,000	126,450
6.500% due 04/15/38	100,000	132,088
Pitney Bowes Inc 4.625% due 03/15/24	100,000	98,876
QUALCOMM Inc
2.250% due 05/20/20	100,000	100,264
3.450% due 05/20/25	150,000	152,322
4.800% due 05/20/45	150,000	156,781
Seagate HDD Cayman
3.750% due 11/15/18	100,000	102,563
4.250% due 03/01/22 ~	50,000	49,552
5.750% due 12/01/34	50,000	45,281
Texas Instruments Inc 1.000% due 05/01/18	200,000	199,195
Xerox Corp
3.500% due 08/20/20	50,000	50,895
3.800% due 05/15/24	150,000	148,324
5.625% due 12/15/19	100,000	107,371

		16,899,346

Utilities - 1.7%

Alabama Power Co
2.450% due 03/30/22	100,000	99,028
4.150% due 08/15/44	90,000	90,163
Ameren Illinois Co
3.250% due 03/01/25	50,000	50,906
4.150% due 03/15/46	50,000	51,813
American Water Capital Corp 4.300% due 12/01/42	100,000	104,704
Appalachian Power Co
3.400% due 06/01/25	100,000	101,265
4.600% due 03/30/21	50,000	53,581
7.000% due 04/01/38	150,000	202,270
Arizona Public Service Co 4.500% due 04/01/42	100,000	106,122
Atmos Energy Corp 4.150% due 01/15/43	64,000	65,198
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	26,030

	Principal Amount	Value
Berkshire Hathaway Energy Co
5.150% due 11/15/43	$200,000	$227,239
6.125% due 04/01/36	100,000	125,192
6.500% due 09/15/37	100,000	130,463
Black Hills Corp 3.150% due 01/15/27	50,000	47,721
CenterPoint Energy Houston Electric LLC
2.250% due 08/01/22	100,000	98,277
2.400% due 09/01/26	50,000	47,088
3.000% due 02/01/27	50,000	49,389
CenterPoint Energy Resources Corp 4.500% due 01/15/21	100,000	105,322
CMS Energy Corp 6.250% due 02/01/20	100,000	110,348
Commonwealth Edison Co
3.800% due 10/01/42	100,000	96,557
4.000% due 08/01/20	100,000	105,289
Consolidated Edison Co of New York Inc
2.000% due 03/15/20	25,000	24,979
3.950% due 03/01/43	100,000	97,895
4.300% due 12/01/56	50,000	50,330
4.500% due 12/01/45	100,000	106,515
5.850% due 04/01/18	100,000	104,176
6.650% due 04/01/19	150,000	163,943
Consumers Energy Co
3.250% due 08/15/46	50,000	44,660
6.700% due 09/15/19	125,000	138,654
Dominion Gas Holdings LLC 3.550% due 11/01/23	100,000	101,966
Dominion Resources Inc
1.875% due 01/15/19	50,000	49,962
1.900% due 06/15/18	100,000	99,952
2.750% due 01/15/22	50,000	49,791
2.850% due 08/15/26	30,000	28,067
4.700% due 12/01/44	100,000	103,436
5.200% due 08/15/19	120,000	128,280
DTE Electric Co
3.375% due 03/01/25	50,000	51,160
3.650% due 03/15/24	51,000	53,774
DTE Energy Co
3.300% due 06/15/22	50,000	50,820
3.800% due 03/15/27	100,000	101,603
3.850% due 12/01/23	100,000	103,522
Duke Energy Carolinas LLC
3.750% due 06/01/45	200,000	191,365
6.050% due 04/15/38	110,000	140,798
6.100% due 06/01/37	25,000	31,057
7.000% due 11/15/18	100,000	108,458
Duke Energy Corp
1.800% due 09/01/21	200,000	193,370
2.100% due 06/15/18	100,000	100,411
3.550% due 09/15/21	100,000	103,771
3.750% due 04/15/24	300,000	308,999
Duke Energy Indiana LLC
3.750% due 05/15/46	50,000	47,520
4.900% due 07/15/43	100,000	112,444
Duke Energy Progress LLC 3.700% due 10/15/46	300,000	287,425
Edison International 2.950% due 03/15/23	100,000	100,012
El Paso Electric Co 5.000% due 12/01/44	50,000	53,234
Emera US Finance LP (Canada)
2.150% due 06/15/19	20,000	20,003
3.550% due 06/15/26	35,000	34,469
4.750% due 06/15/46	200,000	202,545
Enel Americas SA (Chile) 4.000% due 10/25/26	200,000	198,350
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	51,525

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Entergy Corp 2.950% due 09/01/26	$30,000	$28,523
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	57,872
Entergy Louisiana LLC
3.250% due 04/01/28	50,000	49,472
4.950% due 01/15/45	40,000	41,058
Entergy Mississippi Inc 2.850% due 06/01/28	150,000	142,858
Eversource Energy 2.800% due 05/01/23	100,000	99,124
Exelon Corp
2.850% due 06/15/20	50,000	50,687
3.950% due 06/15/25	100,000	102,948
4.450% due 04/15/46	100,000	99,448
4.950% due 06/15/35	35,000	37,150
5.100% due 06/15/45	35,000	37,976
Exelon Generation Co LLC
2.950% due 01/15/20	100,000	101,429
5.200% due 10/01/19	300,000	321,097
FirstEnergy Corp
4.250% due 03/15/23	40,000	41,381
7.375% due 11/15/31	65,000	84,912
Florida Power & Light Co
4.950% due 06/01/35	100,000	114,174
5.690% due 03/01/40	35,000	43,430
5.950% due 02/01/38	125,000	159,952
Georgia Power Co
2.000% due 03/30/20	100,000	99,377
2.850% due 05/15/22	100,000	100,595
3.250% due 03/30/27	100,000	97,026
4.300% due 03/15/42	100,000	96,418
5.950% due 02/01/39	150,000	175,038
Great Plains Energy Inc
4.850% due 06/01/21	100,000	106,788
4.850% due 04/01/47	200,000	205,785
ITC Holdings Corp 3.650% due 06/15/24	25,000	25,225
Kansas City Power & Light Co 3.650% due 08/15/25	50,000	50,280
MidAmerican Energy Co
2.400% due 03/15/19	150,000	151,837
6.750% due 12/30/31	100,000	135,532
National Fuel Gas Co 3.750% due 03/01/23	100,000	99,154
NextEra Energy Capital Holdings Inc
2.700% due 09/15/19	100,000	101,445
4.500% due 06/01/21	50,000	53,379
NiSource Finance Corp
4.800% due 02/15/44	100,000	105,489
5.250% due 02/15/43	100,000	109,510
6.125% due 03/01/22	50,000	57,326
Northern States Power Co
2.150% due 08/15/22	100,000	97,982
2.600% due 05/15/23	100,000	99,516
NSTAR Electric Co 2.375% due 10/15/22	100,000	98,453
Oglethorpe Power Corp 4.550% due 06/01/44	50,000	49,520
Ohio Edison Co 6.875% due 07/15/36	150,000	195,071
Ohio Power Co 5.375% due 10/01/21	30,000	33,309
Oncor Electric Delivery Co LLC
5.300% due 06/01/42	100,000	119,398
7.000% due 05/01/32	50,000	68,474
ONE Gas Inc 4.658% due 02/01/44	200,000	212,039

	Principal Amount	Value
Pacific Gas & Electric Co
2.450% due 08/15/22	$100,000	$98,580
3.500% due 06/15/25	100,000	102,474
3.850% due 11/15/23	50,000	52,600
4.300% due 03/15/45	105,000	108,510
4.750% due 02/15/44	100,000	110,239
6.050% due 03/01/34	250,000	313,798
PECO Energy Co
1.700% due 09/15/21	50,000	48,673
3.150% due 10/15/25	50,000	50,357
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	36,615
Potomac Electric Power Co 3.600% due 03/15/24	100,000	103,445
PPL Electric Utilities Corp
4.150% due 10/01/45	25,000	25,616
4.750% due 07/15/43	50,000	55,717
Progress Energy Inc 7.750% due 03/01/31	100,000	139,568
PSEG Power LLC 3.000% due 06/15/21	50,000	50,426
Public Service Co of Colorado 4.300% due 03/15/44	200,000	210,266
Public Service Enterprise Group Inc 2.000% due 11/15/21	100,000	96,952
Puget Energy Inc
3.650% due 05/15/25	100,000	99,287
6.000% due 09/01/21	100,000	111,511
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	30,774
San Diego Gas & Electric Co
3.000% due 08/15/21	100,000	102,398
3.600% due 09/01/23	100,000	104,486
Sempra Energy 9.800% due 02/15/19	50,000	57,050
Sierra Pacific Power Co 2.600% due 05/01/26	200,000	191,876
South Carolina Electric & Gas Co
4.600% due 06/15/43	100,000	99,324
5.300% due 05/15/33	50,000	56,812
5.450% due 02/01/41	50,000	56,322
Southern California Edison Co
3.500% due 10/01/23	100,000	104,206
3.875% due 06/01/21	100,000	105,758
3.900% due 03/15/43	50,000	49,779
4.500% due 09/01/40	50,000	53,647
5.500% due 08/15/18	100,000	105,147
Southern California Gas Co
2.600% due 06/15/26	50,000	48,335
3.150% due 09/15/24	100,000	101,868
Southern Co Gas Capital Corp 3.500% due 09/15/21	150,000	154,787
Southwest Gas Corp 3.800% due 09/29/46	50,000	46,268
Southwestern Electric Power Co
3.900% due 04/01/45	50,000	47,387
6.200% due 03/15/40	50,000	62,378
Southwestern Public Service Co 3.300% due 06/15/24	50,000	50,926
The Connecticut Light & Power Co 4.150% due 06/01/45	25,000	25,516
The Southern Co
1.550% due 07/01/18	30,000	29,893
1.850% due 07/01/19	35,000	34,825
2.350% due 07/01/21	100,000	98,276
2.750% due 06/15/20	100,000	100,912
2.950% due 07/01/23	25,000	24,366
3.250% due 07/01/26	100,000	95,577
4.250% due 07/01/36	30,000	29,140
4.400% due 07/01/46	100,000	95,936

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Tucson Electric Power Co 3.050% due 03/15/25	$50,000	$48,453
Union Electric Co 8.450% due 03/15/39	100,000	156,417
Virginia Electric & Power Co
2.950% due 01/15/22	250,000	254,939
2.950% due 11/15/26	50,000	48,899
3.150% due 01/15/26	35,000	34,869
3.450% due 02/15/24	100,000	102,806
3.500% due 03/15/27	200,000	204,508
4.000% due 11/15/46	20,000	19,751
4.650% due 08/15/43	100,000	109,083
5.000% due 06/30/19	35,000	37,387
8.875% due 11/15/38	25,000	40,581
WEC Energy Group Inc 3.550% due 06/15/25	100,000	102,032
Westar Energy Inc
3.100% due 04/01/27	50,000	49,430
4.100% due 04/01/43	100,000	100,517
Xcel Energy Inc 2.600% due 03/15/22	50,000	49,817

		15,728,755

Total Corporate Bonds & Notes (Cost $254,155,034)		257,175,166

MORTGAGE-BACKED SECURITIES - 30.1%

Collateralized Mortgage Obligations - Commercial - 1.8%

Citigroup Commercial Mortgage Trust 3.372% due 10/10/47	700,000	712,510
Commercial Mortgage Trust
3.660% due 08/10/50	400,000	420,012
3.819% due 06/10/47	900,000	936,788
Fannie Mae - Aces
2.323% due 11/25/18 §	595,532	600,673
2.717% due 02/25/22	500,000	509,835
Freddie Mac Multifamily Structured Pass-Through Certificates
1.875% due 04/25/22	378,781	377,303
2.673% due 03/25/26	600,000	591,327
2.745% due 01/25/26	400,000	397,111
3.171% due 10/25/24	1,500,000	1,549,951
3.250% due 04/25/23 §	1,700,000	1,770,186
3.310% due 05/25/23 §	500,000	522,288
3.398% due 07/25/19	194,325	198,813
GS Mortgage Securities Trust
2.773% due 11/10/45	200,000	201,184
3.734% due 11/10/48	1,000,000	1,041,067
JPMBB Commercial Mortgage Securities Trust
4.274% due 12/15/48	600,000	618,684
4.409% due 08/15/46 §	590,000	628,102
JPMorgan Chase Commercial Mortgage Securities Trust
2.665% due 01/15/46	1,000,000	1,011,089
3.143% due 12/15/47	500,000	509,301
5.153% due 05/15/45 §	300,000	307,258
Morgan Stanley Bank of America Merrill Lynch Trust 3.753% due 12/15/47	1,000,000	1,040,411
Morgan Stanley Capital I Trust 3.596% due 12/15/49	400,000	411,096
UBS Commercial Mortgage Trust 4.171% due 05/10/45	500,000	530,124
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63	250,000	260,696

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust 3.664% due 09/15/58	$1,000,000	$1,030,201
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45	700,000	708,418

		16,884,428

Fannie Mae - 12.5%

2.500% due 10/01/27 - 01/01/43	7,287,213	7,340,396
2.906% due 06/01/38 §	8,285	8,763
2.940% due 08/01/39 §	14,886	15,822
3.000% due 05/01/22 - 04/01/47	35,999,966	36,143,560
3.500% due 10/01/25 - 04/01/47	35,999,238	37,028,283
4.000% due 09/01/18 - 04/01/47	18,423,888	19,357,330
4.500% due 05/01/18 - 04/01/47	8,711,499	9,363,812
5.000% due 12/01/17 - 01/01/42	3,416,311	3,733,464
5.500% due 11/01/33 - 07/01/41	2,234,042	2,492,611
6.000% due 09/01/34 - 06/01/40	962,427	1,087,908
6.500% due 09/01/36 - 07/01/38	202,755	235,206

		116,807,155

Freddie Mac - 7.8%

2.500% due 08/01/28 - 02/01/32	5,607,500	5,632,779
3.000% due 09/01/26 - 04/01/47	25,706,769	25,780,769
3.500% due 06/01/21 - 04/01/47	20,256,327	20,787,826
4.000% due 02/01/25 - 04/01/47	10,898,993	11,464,774
4.500% due 08/01/24 - 10/01/41	4,370,204	4,699,843
5.000% due 03/01/19 - 03/01/41	1,921,432	2,097,392
5.500% due 11/01/17 - 08/01/40	921,252	1,024,410
6.000% due 04/01/36 - 05/01/40	1,060,895	1,203,353
6.500% due 08/01/37 - 04/01/39	104,474	116,831

		72,807,977

Government National Mortgage Association - 8.0%

2.500% due 01/20/43	288,259	280,700
3.000% due 08/20/42 - 04/01/47	22,141,163	22,375,762
3.500% due 10/15/41 - 04/01/47	27,794,678	28,880,130
4.000% due 06/15/39 - 04/01/47	11,991,060	12,696,629
4.500% due 02/15/39 - 04/01/47	5,651,908	6,052,300
5.000% due 05/15/36 - 10/20/43	2,173,742	2,394,334
5.500% due 04/15/37 - 04/15/40	847,423	947,788
6.000% due 01/15/38 - 06/15/41	304,497	346,223
6.500% due 10/15/38 - 02/15/39	45,218	51,434

		74,025,300

Total Mortgage-Backed Securities (Cost $281,229,889)		280,524,860

ASSET-BACKED SECURITIES - 0.4%

CarMax Auto Owner Trust 1.630% due 05/15/20	1,000,000	1,001,003
Chase Issuance Trust 1.580% due 08/16/21	200,000	199,257
Citibank Credit Card Issuance Trust
2.680% due 06/07/23	500,000	509,721
6.150% due 06/15/39	250,000	327,289
Discover Card Execution Note Trust 1.640% due 07/15/21	300,000	300,017
Ford Credit Auto Owner Trust 1.730% due 03/15/22	400,000	395,090
Hyundai Auto Receivables Trust 1.550% due 03/15/19	129,248	129,369
Nissan Auto Receivables Owner Trust 1.660% due 03/15/21	300,000	300,285
World Financial Network Credit Card Master Trust 2.550% due 06/17/24	500,000	507,557

Total Asset-Backed Securities (Cost $3,685,717)		3,669,588

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 2.2%

Fannie Mae
0.875% due 05/21/18	$500,000	$498,314
1.000% due 08/28/19	2,000,000	1,979,222
1.125% due 07/20/18	1,000,000	999,452
1.375% due 10/07/21	1,000,000	976,059
1.875% due 12/28/20	500,000	502,543
2.125% due 04/24/26	815,000	778,875
2.625% due 09/06/24	960,000	975,560
5.625% due 07/15/37	100,000	134,608
7.125% due 01/15/30	525,000	758,182
Federal Farm Credit Bank 1.100% due 06/01/18	500,000	499,359
Federal Home Loan Bank
0.625% due 08/07/18	1,800,000	1,786,432
1.250% due 01/16/19	2,000,000	1,998,230
1.375% due 03/18/19	1,000,000	1,000,602
5.375% due 08/15/18	200,000	211,349
5.500% due 07/15/36	100,000	132,688
Freddie Mac
1.000% due 05/11/18	1,000,000	997,844
1.250% due 10/02/19	1,200,000	1,193,627
1.300% due 08/28/19	1,000,000	991,735
1.375% due 05/01/20	2,000,000	1,984,808
1.750% due 05/30/19	200,000	201,605
2.375% due 01/13/22	1,000,000	1,018,490
4.875% due 06/13/18	400,000	417,500
6.250% due 07/15/32	225,000	313,192
Tennessee Valley Authority
3.500% due 12/15/42	100,000	100,881
3.875% due 02/15/21	65,000	69,902
5.250% due 09/15/39	25,000	31,602
5.375% due 04/01/56	50,000	63,924
6.750% due 11/01/25	150,000	196,105
7.125% due 05/01/30	50,000	71,750

Total U.S. Government Agency Issues (Cost $20,745,896)		20,884,440

U.S. TREASURY OBLIGATIONS - 36.7%

U.S. Treasury Bonds - 5.7%

2.250% due 08/15/46	4,250,000	3,595,734
2.500% due 02/15/45	2,800,000	2,515,845
2.500% due 02/15/46	2,100,000	1,881,797
2.500% due 05/15/46	4,000,000	3,581,096
2.750% due 08/15/42	2,450,000	2,335,683
2.750% due 11/15/42	1,850,000	1,761,583
2.875% due 05/15/43	6,200,000	6,036,642
2.875% due 08/15/45	1,000,000	969,688
3.000% due 05/15/42	1,075,000	1,074,832
3.000% due 11/15/45	1,900,000	1,888,125
3.000% due 02/15/47	500,000	498,028
3.125% due 11/15/41	975,000	997,813
3.125% due 02/15/43	2,625,000	2,677,140
3.125% due 08/15/44	5,600,000	5,708,612
3.625% due 08/15/43	1,525,000	1,698,052
3.625% due 02/15/44	500,000	557,100
3.750% due 08/15/41	1,300,000	1,474,509
3.750% due 11/15/43	1,000,000	1,137,852
4.250% due 11/15/40	750,000	915,689
4.375% due 05/15/40	1,025,000	1,272,701
4.375% due 05/15/41	775,000	965,117
4.500% due 02/15/36	1,750,000	2,219,527
4.500% due 08/15/39	700,000	884,092
4.625% due 02/15/40	2,225,000	2,857,908
5.375% due 02/15/31	1,100,000	1,468,994
6.250% due 05/15/30	1,550,000	2,197,156

		53,171,315

	Principal Amount	Value
U.S. Treasury Notes - 31.0%

0.625% due 06/30/18	$4,900,000	$4,869,375
0.750% due 07/31/18	6,700,000	6,665,582
0.750% due 10/31/18	4,000,000	3,972,108
0.875% due 05/15/19	600,000	594,738
0.875% due 06/15/19	1,200,000	1,188,492
1.000% due 05/31/18	5,600,000	5,592,345
1.000% due 11/30/18	8,400,000	8,371,616
1.000% due 03/15/19	1,500,000	1,492,441
1.000% due 10/15/19	1,200,000	1,188,047
1.125% due 01/31/19	6,400,000	6,387,622
1.125% due 04/30/20	5,500,000	5,430,821
1.125% due 02/28/21	5,400,000	5,268,904
1.125% due 06/30/21	1,500,000	1,456,670
1.125% due 07/31/21	4,100,000	3,976,438
1.125% due 08/31/21	2,300,000	2,228,440
1.250% due 12/31/18	1,300,000	1,300,660
1.250% due 01/31/19	3,225,000	3,226,135
1.250% due 03/31/19	5,000,000	4,998,925
1.250% due 10/31/19	750,000	747,071
1.250% due 01/31/20	750,000	745,210
1.250% due 02/29/20	9,000,000	8,936,019
1.250% due 03/31/21	2,000,000	1,958,710
1.375% due 06/30/18	1,000,000	1,003,047
1.375% due 09/30/18	3,600,000	3,610,757
1.375% due 11/30/18	1,500,000	1,504,306
1.375% due 12/31/18	650,000	651,701
1.375% due 01/31/20	7,700,000	7,679,849
1.375% due 02/15/20	6,200,000	6,180,383
1.375% due 03/31/20	5,500,000	5,476,366
1.375% due 06/30/23	4,300,000	4,107,842
1.500% due 08/31/18	1,250,000	1,255,713
1.500% due 12/31/18	11,700,000	11,755,762
1.500% due 03/31/19	3,000,000	3,014,238
1.500% due 05/31/20	2,000,000	1,995,040
1.500% due 03/31/23	1,500,000	1,448,145
1.500% due 08/15/26	3,200,000	2,960,502
1.625% due 06/30/19	2,000,000	2,013,046
1.625% due 08/31/19	4,400,000	4,426,211
1.625% due 11/30/20	4,500,000	4,486,905
1.625% due 08/15/22	2,025,000	1,983,550
1.625% due 11/15/22	6,975,000	6,814,387
1.625% due 05/31/23	1,000,000	970,605
1.625% due 10/31/23	3,000,000	2,899,101
1.625% due 02/15/26	4,900,000	4,607,245
1.625% due 05/15/26	1,300,000	1,219,384
1.750% due 10/31/20	5,100,000	5,112,051
1.750% due 11/30/21	500,000	496,758
1.750% due 05/15/22	1,250,000	1,236,816
1.750% due 05/15/23	5,250,000	5,136,080
1.875% due 06/30/20	4,200,000	4,238,472
1.875% due 01/31/22	500,000	498,926
1.875% due 02/28/22	6,000,000	5,987,226
2.000% due 07/31/20	3,000,000	3,037,794
2.000% due 09/30/20	2,500,000	2,529,395
2.000% due 08/31/21	3,000,000	3,016,581
2.000% due 11/15/21	2,000,000	2,009,258
2.000% due 12/31/21	500,000	501,934
2.000% due 02/15/22	1,100,000	1,104,684
2.000% due 11/30/22	2,400,000	2,391,000
2.000% due 02/15/23	6,950,000	6,914,298
2.000% due 02/15/25	2,000,000	1,955,624
2.000% due 11/15/26	1,500,000	1,448,936
2.125% due 08/15/21	2,200,000	2,226,125
2.125% due 11/30/23	6,000,000	5,979,024
2.125% due 02/29/24	4,500,000	4,475,304
2.250% due 07/31/18	1,400,000	1,420,317
2.250% due 04/30/21	5,700,000	5,800,861
2.250% due 12/31/23	4,000,000	4,014,064

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
2.250% due 01/31/24	$2,000,000	$2,005,976
2.250% due 11/15/24	2,000,000	1,994,766
2.250% due 11/15/25	2,200,000	2,181,223
2.250% due 02/15/27	3,200,000	3,159,187
2.375% due 06/30/18	1,500,000	1,522,851
2.375% due 08/15/24	10,300,000	10,381,473
2.500% due 08/15/23	4,450,000	4,539,957
2.625% due 08/15/20	1,800,000	1,858,043
2.625% due 11/15/20	2,000,000	2,065,234
2.750% due 02/15/19	1,350,000	1,387,916
2.750% due 11/15/23	6,600,000	6,833,323
2.750% due 02/15/24	8,000,000	8,278,128
3.125% due 05/15/21	1,750,000	1,841,226
3.375% due 11/15/19	1,750,000	1,838,765
3.750% due 11/15/18	2,475,000	2,576,176
3.875% due 05/15/18	1,200,000	1,237,360
4.000% due 08/15/18	1,050,000	1,091,077

		288,984,663

Total U.S. Treasury Obligations (Cost $342,139,910)		342,155,978

FOREIGN GOVERNMENT BONDS & NOTES - 1.7%

Canada Government (Canada) 1.625% due 02/27/19	550,000	553,053
Chile Government (Chile) 3.125% due 01/21/26	75,000	76,350
Colombia Government (Colombia)
4.375% due 07/12/21	300,000	318,750
4.500% due 01/28/26	500,000	529,375
5.000% due 06/15/45	300,000	302,400
7.375% due 03/18/19	100,000	110,450
Export Development Canada (Canada) 1.250% due 02/04/19	400,000	398,808
Export-Import Bank of Korea (South Korea)
1.750% due 05/26/19	200,000	198,993
2.375% due 08/12/19	300,000	302,225
2.750% due 01/25/22	200,000	199,486
5.000% due 04/11/22	200,000	220,221
Hungary Government (Hungary)
5.375% due 03/25/24	200,000	222,937
6.375% due 03/29/21	350,000	394,840
7.625% due 03/29/41	200,000	290,989
Hydro-Quebec (Canada) 8.400% due 01/15/22	100,000	123,634
Iraq Government AID 2.149% due 01/18/22	200,000	200,103
Israel Government (Israel) 5.125% due 03/26/19	300,000	319,922
Israel Government AID 5.500% due 04/26/24	25,000	29,776
Japan Bank for International Cooperation (Japan)
1.750% due 07/31/18	200,000	200,110
1.875% due 07/21/26	200,000	184,376
2.125% due 02/07/19	200,000	200,645
2.250% due 02/24/20	500,000	500,862
3.375% due 07/31/23	200,000	208,548
Korea International (South Korea)
2.750% due 01/19/27	200,000	196,895
7.125% due 04/16/19	100,000	110,780
Mexico Government (Mexico)
3.500% due 01/21/21	90,000	93,555
3.625% due 03/15/22	296,000	305,176
4.000% due 10/02/23	550,000	567,875
4.150% due 03/28/27	200,000	203,750
4.600% due 01/23/46	500,000	480,625
4.750% due 03/08/44	264,000	257,400
6.750% due 09/27/34	225,000	282,020

	Principal Amount	Value
Panama Government (Panama)
4.000% due 09/22/24	$200,000	$209,750
6.700% due 01/26/36	100,000	126,500
8.875% due 09/30/27	100,000	141,375
Peruvian Government (Peru)
7.125% due 03/30/19	200,000	220,000
8.750% due 11/21/33	200,000	303,000
Philippine Government (Philippines)
3.950% due 01/20/40	300,000	309,554
4.000% due 01/15/21	325,000	345,506
6.375% due 10/23/34	250,000	333,267
7.750% due 01/14/31	200,000	285,984
Province of British Columbia (Canada)
2.000% due 10/23/22	100,000	98,194
2.650% due 09/22/21	100,000	102,278
Province of Manitoba (Canada) 1.750% due 05/30/19	100,000	100,228
Province of Ontario (Canada)
1.625% due 01/18/19	100,000	100,007
2.000% due 09/27/18	125,000	125,664
2.400% due 02/08/22	350,000	351,518
4.000% due 10/07/19	150,000	158,013
4.400% due 04/14/20	250,000	267,924
Province of Quebec (Canada)
2.375% due 01/31/22	250,000	251,506
2.750% due 08/25/21	100,000	102,335
3.500% due 07/29/20	100,000	104,889
7.500% due 07/15/23	100,000	125,517
7.500% due 09/15/29	75,000	106,645
Republic of Italy Government (Italy) 6.875% due 09/27/23	150,000	175,471
Republic of Poland Government (Poland)
3.000% due 03/17/23	150,000	149,951
4.000% due 01/22/24	150,000	157,735
6.375% due 07/15/19	200,000	219,625
Republic of South Africa Government (South Africa)
4.300% due 10/12/28	500,000	470,513
4.665% due 01/17/24	100,000	101,463
6.250% due 03/08/41	200,000	219,252
6.875% due 05/27/19	100,000	108,840
The Korea Development Bank (South Korea)
2.000% due 09/12/26	400,000	364,895
2.875% due 08/22/18	200,000	202,803
Ukraine Government AID Bonds 1.847% due 05/29/20	301,000	300,673
Uruguay Government (Uruguay)
4.125% due 11/20/45	143,467	127,255
4.375% due 10/27/27	50,000	52,450
5.100% due 06/18/50	200,000	193,000

Total Foreign Government Bonds & Notes (Cost $15,608,385)		15,698,509

MUNICIPAL BONDS - 0.5%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	31,722
8.084% due 02/15/50	300,000	462,822
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	34,147
7.043% due 04/01/50	50,000	72,289
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	31,284
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	124,710
City of Chicago IL ‘B’
7.375% due 01/01/33	35,000	35,378
7.750% due 01/01/42	50,000	51,471
City of New York NY 5.517% due 10/01/37	40,000	48,512

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Commonwealth of Massachusetts
4.910% due 05/01/29	$100,000	$115,739
5.456% due 12/01/39	25,000	31,116
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	177,849
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	57,327
Los Angeles Unified School District CA
5.750% due 07/01/34	300,000	371,517
6.758% due 07/01/34	100,000	134,281
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	30,475
6.668% due 11/15/39	55,000	73,440
Municipal Electric Authority of Georgia
6.637% due 04/01/57	25,000	28,089
6.655% due 04/01/57	100,000	112,474
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	150,505
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	156,178
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	139,660
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	36,485
New York City Water & Sewer System
5.952% due 06/15/42	50,000	65,885
6.011% due 06/15/42	10,000	13,200
New York State Urban Development Corp 5.770% due 03/15/39	25,000	30,408
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	91,068
Port Authority of New York & New Jersey
4.458% due 10/01/62	100,000	105,479
5.647% due 11/01/40	150,000	185,835
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	63,892
South Carolina Public Service Authority 2.388% due 12/01/23	50,000	45,929
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	102,948

	Principal Amount	Value
State of California
6.200% due 10/01/19	$25,000	$27,768
7.300% due 10/01/39	100,000	141,406
7.500% due 04/01/34	50,000	70,889
7.550% due 04/01/39	150,000	220,138
7.600% due 11/01/40	270,000	402,732
7.625% due 03/01/40	40,000	58,617
State of California Department of Water Resources Power Supply Revenue 2.000% due 05/01/22	25,000	24,511
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	56,267
State of Illinois 6.725% due 04/01/35	100,000	104,033
State of Texas 5.517% due 04/01/39	100,000	126,062
State of Utah ‘D’ 4.554% due 07/01/24	15,000	16,549
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	29,362
The Ohio State University ‘C’ 4.910% due 06/01/40	300,000	348,489
University of California
4.767% due 05/15/15	75,000	71,992
4.858% due 05/15/12	100,000	98,398

Total Municipal Bonds (Cost $4,541,505)		5,009,327

	Shares

SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds T-Fund Portfolio	34,548,455	34,548,455

Total Short-Term Investment (Cost $34,548,455)		34,548,455

TOTAL INVESTMENTS - 102.9% (Cost $956,654,791)		959,666,323

OTHER ASSETS & LIABILITIES, NET - (2.9%)		(26,650,765)

NET ASSETS - 100.0%		$933,015,558

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$257,175,166	$-	$257,175,166	$-
	Mortgage-Backed Securities	280,524,860	-	280,524,860	-
	Asset-Backed Securities	3,669,588	-	3,669,588	-
	U.S. Government Agency Issues	20,884,440	-	20,884,440	-
	U.S. Treasury Obligations	342,155,978	-	342,155,978	-
	Foreign Government Bonds & Notes	15,698,509	-	15,698,509	-
	Municipal Bonds	5,009,327	-	5,009,327	-
	Short-Term Investment	34,548,455	34,548,455	-	-

	Total	$959,666,323	$34,548,455	$925,117,868	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Comstock Resources Inc Exercise @ $0.01 Exp 09/06/18 *	275	$2,536

Total Warrants (Cost $0)		2,536

	Principal Amount

CORPORATE BONDS & NOTES - 98.1%

Basic Materials - 7.3%

AK Steel Corp 7.625% due 10/01/21	$100,000	104,000
Alcoa Nederland Holding BV 6.750% due 09/30/24 ~	200,000	215,500
Aleris International Inc 9.500% due 04/01/21 ~	180,000	194,400
Allegheny Technologies Inc 7.875% due 08/15/23	200,000	205,680
Anglo American Capital PLC (United Kingdom) 3.625% due 05/14/20 ~	500,000	506,250
ArcelorMittal (Luxembourg)
6.000% due 08/05/20	100,000	108,250
6.125% due 06/01/25	200,000	223,000
7.000% due 02/25/22	200,000	228,476
7.750% due 10/15/39	350,000	399,000
10.600% due 06/01/19	50,000	59,005
Ashland LLC
3.875% due 04/15/18	37,000	37,694
4.750% due 08/15/22	250,000	259,687
Axalta Coating Systems LLC 4.875% due 08/15/24 ~	150,000	154,125
Barminco Finance Pty Ltd (Australia) 9.000% due 06/01/18 ~	50,000	52,750
Blue Cube Spinco Inc
9.750% due 10/15/23	65,000	78,163
10.000% due 10/15/25	85,000	103,062
BlueScope Steel Finance Ltd (Australia) 6.500% due 05/15/21 ~	82,000	86,305
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	90,225
CF Industries Inc
3.450% due 06/01/23	255,000	241,612
4.950% due 06/01/43	39,000	33,150
5.375% due 03/15/44	225,000	197,156
7.125% due 05/01/20	50,000	54,560
Clearwater Paper Corp 5.375% due 02/01/25 ~	50,000	49,625
Cliffs Natural Resources Inc
5.750% due 03/01/25 ~	140,000	136,150
8.250% due 03/31/20 ~	50,000	54,188
Commercial Metals Co
4.875% due 05/15/23	100,000	102,500
7.350% due 08/15/18	100,000	106,500
Consolidated Energy Finance SA (Trinidad and Tobago) 6.750% due 10/15/19 ~	200,000	202,500
Constellium NV (Netherlands) 5.750% due 05/15/24 ~	50,000	46,500
CVR Partners LP 9.250% due 06/15/23 ~	100,000	103,000
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	60,000	61,800

	Principal Amount	Value
First Quantum Minerals Ltd (Canada)
7.250% due 05/15/22 ~	$200,000	$206,750
7.250% due 04/01/23 ~	200,000	202,750
7.500% due 04/01/25 ~	200,000	202,500
Freeport-McMoRan Inc
2.375% due 03/15/18	300,000	298,500
3.100% due 03/15/20	100,000	98,740
3.550% due 03/01/22	500,000	466,250
3.875% due 03/15/23	100,000	92,462
5.450% due 03/15/43	350,000	296,625
GCP Applied Technologies Inc 9.500% due 02/01/23 ~	27,000	30,713
Hecla Mining Co 6.875% due 05/01/21	100,000	102,500
Hexion Inc
6.625% due 04/15/20	148,000	136,530
9.000% due 11/15/20	100,000	76,000
10.000% due 04/15/20	100,000	100,000
10.375% due 02/01/22 ~	75,000	75,000
13.750% due 02/01/22 ~	25,000	24,063
Hudbay Minerals Inc (Canada)
7.250% due 01/15/23 ~	200,000	213,000
7.625% due 01/15/25 ~	25,000	27,250
Huntsman International LLC 4.875% due 11/15/20	100,000	104,750
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	100,000	103,375
Joseph T Ryerson & Son Inc 11.000% due 05/15/22 ~	75,000	84,563
Kinross Gold Corp (Canada) 5.125% due 09/01/21	150,000	156,937
Kissner Holdings LP (Canada) 8.375% due 12/01/22 ~	100,000	103,250
Lundin Mining Corp (Canada)
7.500% due 11/01/20 ~	90,000	95,625
7.875% due 11/01/22 ~	100,000	109,875
Mercer International Inc (Canada) 7.750% due 12/01/22	100,000	107,530
Momentive Performance Materials Inc 3.880% due 10/24/21	95,000	93,931
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	100,750
Olin Corp
5.125% due 09/15/27	60,000	61,164
5.500% due 08/15/22	100,000	104,500
Platform Specialty Products Corp 6.500% due 02/01/22 ~	136,000	141,780
PolyOne Corp 5.250% due 03/15/23	91,000	92,138
PQ Corp 6.750% due 11/15/22 ~	114,000	121,695
Rain CII Carbon LLC
7.250% due 04/01/25 ~	100,000	99,750
8.250% due 01/15/21 ~	200,000	207,500
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	73,305
Real Alloy Holding Inc 10.000% due 01/15/19 ~	50,000	50,625
Resolute Forest Products Inc 5.875% due 05/15/23	100,000	92,125
Signode Industrial Group Lux SA 6.375% due 05/01/22 ~	125,000	128,827
Steel Dynamics Inc 5.125% due 10/01/21	310,000	321,237
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	115,625
Teck Resources Ltd (Canada)
4.750% due 01/15/22	97,000	100,759
6.250% due 07/15/41	400,000	418,080
8.500% due 06/01/24 ~	238,000	275,187

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Tembec Industries Inc (Canada) 9.000% due 12/15/19 ~	$50,000	$51,500
The Chemours Co
6.625% due 05/15/23	180,000	191,700
7.000% due 05/15/25	130,000	140,595
TPC Group Inc 8.750% due 12/15/20 ~	100,000	91,520
Tronox Finance LLC
6.375% due 08/15/20	100,000	100,875
7.500% due 03/15/22 ~	45,000	46,575
United States Steel Corp
7.375% due 04/01/20	48,000	51,840
7.500% due 03/15/22	100,000	104,125
8.375% due 07/01/21 ~	234,000	260,325
Valvoline Inc 5.500% due 07/15/24 ~	100,000	105,250
WR Grace & Co 5.625% due 10/01/24 ~	100,000	105,750

		11,859,384

Communications - 20.4%

Acosta Inc 7.750% due 10/01/22 ~	80,000	68,320
Affinion Group Inc 7.875% due 12/15/18	100,000	88,625
Altice Financing SA (Luxembourg)
6.625% due 02/15/23 ~	200,000	208,500
7.500% due 05/15/26 ~	300,000	319,500
Altice Finco SA (Luxembourg)
8.125% due 01/15/24 ~	200,000	215,000
9.875% due 12/15/20 ~	100,000	105,550
Altice Luxembourg SA (Luxembourg)
7.625% due 02/15/25 ~	200,000	212,125
7.750% due 05/15/22 ~	400,000	425,500
Altice US Finance I Corp
5.375% due 07/15/23 ~	200,000	208,000
5.500% due 05/15/26 ~	200,000	206,000
AMC Networks Inc
4.750% due 12/15/22	68,000	68,510
5.000% due 04/01/24	100,000	100,375
Anixter Inc
5.125% due 10/01/21	50,000	52,250
5.500% due 03/01/23	100,000	104,125
Block Communications Inc 6.875% due 02/15/25 ~	50,000	53,125
Cablevision Systems Corp
5.875% due 09/15/22	100,000	101,125
7.750% due 04/15/18	100,000	104,500
8.000% due 04/15/20	100,000	111,000
CBS Radio Inc 7.250% due 11/01/24 ~	100,000	105,250
CCO Holdings LLC
5.125% due 02/15/23	125,000	129,049
5.125% due 05/01/23 ~	200,000	206,500
5.125% due 05/01/27 ~	275,000	277,578
5.250% due 03/15/21	100,000	102,813
5.250% due 09/30/22	100,000	104,000
5.375% due 05/01/25 ~	100,000	102,875
5.500% due 05/01/26 ~	150,000	155,625
5.750% due 09/01/23	50,000	52,125
5.750% due 01/15/24	100,000	104,250
5.750% due 02/15/26 ~	365,000	384,162
5.875% due 04/01/24 ~	192,000	203,040
5.875% due 05/01/27 ~	100,000	105,250
Cengage Learning Inc 9.500% due 06/15/24 ~	111,000	99,900
CenturyLink Inc
5.625% due 04/01/20	122,000	128,362
5.625% due 04/01/25	300,000	288,375
5.800% due 03/15/22	400,000	413,728
7.650% due 03/15/42	100,000	88,375

	Principal Amount	Value
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	$244,000	$248,880
6.375% due 09/15/20 ~	117,000	120,656
Cincinnati Bell Inc 7.000% due 07/15/24 ~	200,000	210,250
Clear Channel International BV 8.750% due 12/15/20 ~	100,000	106,750
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	307,000	318,250
7.625% due 03/15/20	200,000	202,500
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	102,250
CommScope Inc 5.500% due 06/15/24 ~	110,000	114,160
CommScope Technologies LLC
5.000% due 03/15/27 ~	50,000	50,048
6.000% due 06/15/25 ~	257,000	270,492
Consolidated Communications Inc 6.500% due 10/01/22	100,000	96,500
CSC Holdings LLC
5.250% due 06/01/24	200,000	199,750
5.500% due 04/15/27 ~	200,000	203,750
6.750% due 11/15/21	100,000	108,688
7.625% due 07/15/18	50,000	53,188
10.125% due 01/15/23 ~	300,000	348,750
10.875% due 10/15/25 ~	200,000	241,000
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	35,500
DISH DBS Corp
4.250% due 04/01/18	167,000	170,185
5.000% due 03/15/23	100,000	100,700
5.125% due 05/01/20	100,000	104,500
5.875% due 07/15/22	200,000	210,624
5.875% due 11/15/24	365,000	384,619
6.750% due 06/01/21	300,000	324,562
7.750% due 07/01/26	318,000	370,470
Embarq Corp 7.995% due 06/01/36	200,000	200,000
Frontier Communications Corp
6.250% due 09/15/21	40,000	37,400
6.875% due 01/15/25	130,000	108,225
7.125% due 01/15/23	200,000	176,438
7.625% due 04/15/24	150,000	129,675
8.500% due 04/15/20	200,000	211,750
8.875% due 09/15/20	200,000	211,750
9.000% due 08/15/31	100,000	86,250
9.250% due 07/01/21	100,000	101,500
10.500% due 09/15/22	235,000	239,112
11.000% due 09/15/25	380,000	370,262
GCI Inc 6.750% due 06/01/21	100,000	103,000
Gogo Intermediate Holdings LLC 12.500% due 07/01/22 ~	85,000	96,263
Gray Television Inc
5.125% due 10/15/24 ~	45,000	44,550
5.875% due 07/15/26 ~	175,000	178,500
Hughes Satellite Systems Corp
5.250% due 08/01/26 ~	75,000	75,000
6.500% due 06/15/19	94,000	102,098
6.625% due 08/01/26 ~	165,000	169,125
7.625% due 06/15/21	95,000	105,094
IAC/InterActiveCorp 4.875% due 11/30/18	40,000	40,570
iHeartCommunications Inc
9.000% due 12/15/19	200,000	170,750
9.000% due 03/01/21	150,000	114,375
9.000% due 09/15/22	115,000	86,825
10.625% due 03/15/23	250,000	195,000
11.250% due 03/01/21 ~	140,000	110,600
11.250% due 03/01/21	100,000	79,250
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	190,000	189,050

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	$180,000	$148,725
7.250% due 04/01/19	150,000	143,813
7.250% due 10/15/20	250,000	229,062
7.500% due 04/01/21	250,000	226,562
8.000% due 02/15/24 ~	200,000	212,500
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	116,000	70,180
Lamar Media Corp
5.000% due 05/01/23	200,000	207,000
5.375% due 01/15/24	45,000	46,688
Level 3 Financing Inc
5.125% due 05/01/23	150,000	153,750
5.250% due 03/15/26	100,000	100,875
5.375% due 08/15/22	85,000	88,081
5.375% due 01/15/24	200,000	205,250
5.375% due 05/01/25	80,000	81,600
6.125% due 01/15/21	50,000	51,813
Liberty Interactive LLC 8.250% due 02/01/30	100,000	108,000
LIN Television Corp 5.875% due 11/15/22	100,000	104,000
Match Group Inc 6.750% due 12/15/22	100,000	105,125
MDC Partners Inc 6.500% due 05/01/24 ~	100,000	95,875
Mediacom Broadband LLC 6.375% due 04/01/23	100,000	105,250
MHGE Parent LLC 8.500% due 08/01/19 ~	90,000	90,450
Millicom International Cellular SA (Luxembourg) 6.625% due 10/15/21 ~	125,000	131,400
Netflix Inc
4.375% due 11/15/26 ~	105,000	103,294
5.500% due 02/15/22	150,000	160,125
5.875% due 02/15/25	75,000	80,813
Nexstar Broadcasting Inc 5.625% due 08/01/24 ~	159,000	161,782
Nielsen Finance LLC
4.500% due 10/01/20	50,000	51,000
5.000% due 04/15/22 ~	270,000	276,750
Nokia OYJ (Finland)
5.375% due 05/15/19	100,000	105,875
6.625% due 05/15/39	50,000	53,313
Outfront Media Capital LLC
5.250% due 02/15/22	50,000	51,938
5.875% due 03/15/25	100,000	105,125
Plantronics Inc 5.500% due 05/31/23 ~	126,000	127,418
Qualitytech LP 5.875% due 08/01/22	100,000	103,000
Quebecor Media Inc (Canada) 5.750% due 01/15/23	100,000	104,625
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	141,188
Radiate Holdco LLC 6.625% due 02/15/25 ~	50,000	49,469
Radio One Inc 7.375% due 04/15/22 ~	100,000	105,000
Sable International Finance Ltd 6.875% due 08/01/22 ~	100,000	106,250
SFR Group SA (France)
6.000% due 05/15/22 ~	500,000	520,000
6.250% due 05/15/24 ~	150,000	151,500
7.375% due 05/01/26 ~	567,000	586,136
Sinclair Television Group Inc
5.375% due 04/01/21	100,000	102,500
5.625% due 08/01/24 ~	195,000	197,925

	Principal Amount	Value
Sirius XM Radio Inc
4.250% due 05/15/20 ~	$80,000	$80,800
4.625% due 05/15/23 ~	80,000	82,100
5.375% due 07/15/26 ~	171,000	175,275
5.750% due 08/01/21 ~	200,000	208,052
6.000% due 07/15/24 ~	195,000	209,625
SoftBank Group Corp (Japan) 4.500% due 04/15/20 ~	350,000	360,937
Sprint Capital Corp
6.875% due 11/15/28	300,000	317,625
6.900% due 05/01/19	150,000	160,500
8.750% due 03/15/32	200,000	241,000
Sprint Communications Inc
6.000% due 11/15/22	200,000	205,000
7.000% due 03/01/20 ~	100,000	109,250
7.000% due 08/15/20	200,000	215,250
9.000% due 11/15/18 ~	400,000	436,500
11.500% due 11/15/21	100,000	126,000
Sprint Corp
7.125% due 06/15/24	200,000	214,000
7.250% due 09/15/21	250,000	270,547
7.625% due 02/15/25	250,000	273,750
7.875% due 09/15/23	600,000	666,000
Symantec Corp
4.200% due 09/15/20	100,000	103,177
5.000% due 04/15/25 ~	240,000	245,870
T-Mobile USA Inc
4.000% due 04/15/22	200,000	204,500
6.000% due 03/01/23	315,000	337,144
6.250% due 04/01/21	139,000	143,344
6.375% due 03/01/25	325,000	351,000
6.464% due 04/28/19	100,000	100,375
6.500% due 01/15/26	280,000	307,300
6.625% due 04/01/23	193,000	206,448
6.633% due 04/28/21	150,000	155,400
6.731% due 04/28/22	250,000	259,700
6.836% due 04/28/23	200,000	214,500
TEGNA Inc
4.875% due 09/15/21 ~	200,000	203,500
5.125% due 07/15/20	88,000	91,080
6.375% due 10/15/23	100,000	106,125
Telecom Italia Capital SA (Italy) 7.200% due 07/18/36	250,000	266,310
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	550,000	558,250
Telesat Canada (Canada) 8.875% due 11/15/24 ~	85,000	93,500
The McClatchy Co 9.000% due 12/15/22	146,000	152,205
TIBCO Software Inc 11.375% due 12/01/21 ~	145,000	160,950
Time Inc 5.750% due 04/15/22 ~	67,000	70,015
Tribune Media Co 5.875% due 07/15/22	175,000	183,312
United States Cellular Corp 6.700% due 12/15/33	100,000	101,050
Unitymedia GmbH (Germany) 6.125% due 01/15/25 ~	300,000	317,250
Univision Communications Inc
5.125% due 05/15/23 ~	250,000	250,000
5.125% due 02/15/25 ~	199,000	196,512
6.750% due 09/15/22 ~	90,000	94,747
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	200,000	202,250
VeriSign Inc
4.625% due 05/01/23	75,000	76,219
5.250% due 04/01/25	100,000	104,125
Viacom Inc
5.875% due 02/28/57 §	70,000	71,477
6.250% due 02/28/57 §	42,000	42,186

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
ViaSat Inc 6.875% due 06/15/20	$50,000	$51,156
Videotron Ltd (Canada) 5.375% due 06/15/24 ~	100,000	104,250
Virgin Media Finance PLC (United Kingdom) 5.750% due 01/15/25 ~	250,000	251,562
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	100,000	101,750
West Corp 5.375% due 07/15/22 ~	100,000	98,625
WideOpenWest Finance LLC 10.250% due 07/15/19	161,000	168,245
Wind Acquisition Finance SA (Italy)
4.750% due 07/15/20 ~	95,000	97,019
6.500% due 04/30/20 ~	200,000	207,250
7.375% due 04/23/21 ~	250,000	260,625
Windstream Services LLC
7.500% due 04/01/23	100,000	94,500
7.750% due 10/01/21	300,000	297,000
Zayo Group LLC
5.750% due 01/15/27 ~	185,000	195,600
6.000% due 04/01/23	90,000	95,513
6.375% due 05/15/25	100,000	108,312
Ziggo Bond Finance BV (Netherlands) 6.000% due 01/15/27 ~	200,000	199,500
Ziggo Secured Finance BV (Netherlands) 5.500% due 01/15/27 ~	200,000	200,480

		33,237,265

Consumer, Cyclical - 14.2%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	70,000	58,625
Adient Global Holdings Ltd 4.875% due 08/15/26 ~	200,000	196,750
Air Canada (Canada) 7.750% due 04/15/21 ~	50,000	56,500
Algeco Scotsman Global Finance PLC (United Kingdom)
8.500% due 10/15/18 ~	100,000	95,625
10.750% due 10/15/19 ~	100,000	86,750
Allison Transmission Inc 5.000% due 10/01/24 ~	170,000	172,125
AMC Entertainment Holdings Inc
5.875% due 02/15/22	100,000	104,625
5.875% due 11/15/26 ~	115,000	116,581
American Airlines Group Inc 6.125% due 06/01/18	186,000	193,440
American Axle & Manufacturing Inc
6.250% due 04/01/25 ~	100,000	100,375
6.500% due 04/01/27 ~	65,000	64,959
6.625% due 10/15/22	200,000	207,000
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	79,000	81,370
American Greetings Corp 7.875% due 02/15/25 ~	100,000	105,250
American Tire Distributors Inc 10.250% due 03/01/22 ~	162,000	165,645
Aramark Services Inc
5.000% due 04/01/25 ~	150,000	154,875
5.125% due 01/15/24	255,000	268,069
Asbury Automotive Group Inc 6.000% due 12/15/24	100,000	103,750
BCD Acquisition Inc 9.625% due 09/15/23 ~	80,000	86,800
Beazer Homes USA Inc
5.750% due 06/15/19	100,000	105,000
8.750% due 03/15/22 ~	105,000	115,237

	Principal Amount	Value
Boyd Gaming Corp
6.375% due 04/01/26	$100,000	$107,250
6.875% due 05/15/23	87,000	94,069
Brinker International Inc 3.875% due 05/15/23	100,000	94,875
Brookfield Residential Properties Inc (Canada)
6.125% due 07/01/22 ~	100,000	103,500
6.500% due 12/15/20 ~	40,000	41,550
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	100,000	104,625
11.000% due 10/01/21	200,000	218,500
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	50,000	53,875
CalAtlantic Group Inc
6.625% due 05/01/20	50,000	54,750
8.375% due 05/15/18	75,000	80,250
8.375% due 01/15/21	100,000	116,375
Carmike Cinemas Inc 6.000% due 06/15/23 ~	100,000	106,000
Carrols Restaurant Group Inc 8.000% due 05/01/22	100,000	107,250
Cedar Fair LP
5.250% due 03/15/21	50,000	51,313
5.375% due 06/01/24	100,000	103,000
Chinos Intermediate Holdings A Inc 7.750% Cash or 8.500% PIK due 05/01/19 ~	54,340	24,317
Choice Hotels International Inc 5.750% due 07/01/22	50,000	54,563
Churchill Downs Inc 5.375% due 12/15/21	100,000	104,500
Cinemark USA Inc 4.875% due 06/01/23	125,000	126,937
Claire’s Stores Inc 9.000% due 03/15/19 ~	200,000	81,000
CST Brands Inc 5.000% due 05/01/23	50,000	51,875
Dana Inc
5.375% due 09/15/21	50,000	52,000
5.500% due 12/15/24	100,000	101,750
Diamond Resorts International Inc
7.750% due 09/01/23 ~	55,000	57,750
10.750% due 09/01/24 ~	125,000	130,625
Dollar Tree Inc
5.250% due 03/01/20	110,000	113,460
5.750% due 03/01/23	295,000	315,650
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	98,500
Eagle II Acquisition Co LLC 6.000% due 04/01/25 ~	100,000	103,375
Ferrellgas LP
6.500% due 05/01/21	100,000	95,500
6.750% due 06/15/23	100,000	94,500
Fiat Chrysler Automobiles NV (United Kingdom)
4.500% due 04/15/20	200,000	204,750
5.250% due 04/15/23	250,000	258,375
GameStop Corp
5.500% due 10/01/19 ~	50,000	51,063
6.750% due 03/15/21 ~	100,000	102,500
Gibson Brands Inc 8.875% due 08/01/18 ~	50,000	45,000
Global Partners LP 7.000% due 06/15/23	100,000	99,500
GLP Capital LP
4.375% due 11/01/18	111,000	114,469
4.375% due 04/15/21	50,000	51,500
4.875% due 11/01/20	72,000	75,722
5.375% due 11/01/23	26,000	27,690
5.375% due 04/15/26	100,000	103,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Group 1 Automotive Inc 5.000% due 06/01/22	$65,000	$65,813
Guitar Center Inc 6.500% due 04/15/19 ~	55,000	46,475
H&E Equipment Services Inc 7.000% due 09/01/22	150,000	158,062
Hanesbrands Inc
4.625% due 05/15/24 ~	161,000	159,591
4.875% due 05/15/26 ~	80,000	79,000
HD Supply Inc
5.250% due 12/15/21 ~	110,000	116,050
5.750% due 04/15/24 ~	100,000	105,430
Hilton Domestic Operating Co Inc 4.250% due 09/01/24 ~	105,000	104,213
Hilton Worldwide Finance LLC
4.625% due 04/01/25 ~	120,000	121,500
4.875% due 04/01/27 ~	115,000	116,437
IHO Verwaltungs GmbH (Germany) 4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	195,500
International Game Technology PLC
5.625% due 02/15/20 ~	200,000	210,000
6.250% due 02/15/22 ~	200,000	214,500
6.500% due 02/15/25 ~	100,000	107,000
Isle of Capri Casinos Inc 5.875% due 03/15/21	150,000	154,804
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	90,000	93,375
Jaguar Land Rover Automotive PLC (United Kingdom) 4.125% due 12/15/18 ~	200,000	205,000
JC Penney Corp Inc
5.650% due 06/01/20	150,000	149,250
5.875% due 07/01/23 ~	30,000	30,075
6.375% due 10/15/36	51,000	39,143
7.400% due 04/01/37	63,000	50,400
Jo-Ann Stores LLC 8.125% due 03/15/19 ~	20,000	20,000
K Hovnanian Enterprises Inc 7.250% due 10/15/20 ~	100,000	96,500
KB Home
4.750% due 05/15/19	200,000	206,500
7.000% due 12/15/21	100,000	110,969
KFC Holding Co
5.000% due 06/01/24 ~	163,000	166,871
5.250% due 06/01/26 ~	142,000	144,840
L Brands Inc
5.625% due 02/15/22	150,000	158,062
5.625% due 10/15/23	100,000	105,000
6.625% due 04/01/21	50,000	54,805
6.750% due 07/01/36	90,000	86,202
6.875% due 11/01/35	50,000	48,500
7.600% due 07/15/37	100,000	98,500
8.500% due 06/15/19	100,000	112,000
Landry’s Inc 6.750% due 10/15/24 ~	60,000	62,400
Lennar Corp
4.125% due 01/15/22	60,000	60,749
4.500% due 06/15/19	40,000	41,300
4.500% due 11/15/19	100,000	103,375
4.750% due 12/15/17	100,000	101,625
4.750% due 11/15/22	100,000	103,500
4.750% due 05/30/25	100,000	100,750
Levi Strauss & Co 5.000% due 05/01/25	140,000	144,228
Lions Gate Entertainment Corp 5.875% due 11/01/24 ~	90,000	93,825
LKQ Corp 4.750% due 05/15/23	100,000	100,000

	Principal Amount	Value
LTF Merger Sub Inc 8.500% due 06/15/23 ~	$100,000	$106,500
M/I Homes Inc 6.750% due 01/15/21	100,000	105,194
Mattamy Group Corp (Canada) 6.500% due 11/15/20 ~	100,000	103,250
MDC Holdings Inc 5.500% due 01/15/24	100,000	103,500
Meritage Homes Corp 6.000% due 06/01/25	200,000	209,376
Meritor Inc
6.250% due 02/15/24	100,000	103,000
6.750% due 06/15/21	50,000	52,063
MGM Resorts International
4.625% due 09/01/26	150,000	146,250
6.000% due 03/15/23	100,000	107,875
6.625% due 12/15/21	219,000	243,090
6.750% due 10/01/20	100,000	110,250
7.750% due 03/15/22	100,000	115,562
8.625% due 02/01/19	150,000	165,375
Michaels Stores Inc 5.875% due 12/15/20 ~	50,000	51,470
Mohegan Tribal Gaming Authority 7.875% due 10/15/24 ~	155,000	157,712
MPG Holdco I Inc 7.375% due 10/15/22	130,000	141,375
National CineMedia LLC 6.000% due 04/15/22	50,000	51,625
Navistar International Corp 8.250% due 11/01/21	103,000	103,514
NCL Corp Ltd
4.625% due 11/15/20 ~	170,000	174,462
4.750% due 12/15/21 ~	90,000	91,575
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	127,000	77,104
8.750% Cash or 9.500% PIK due 10/15/21 ~	114,000	64,695
New Albertsons Inc
7.450% due 08/01/29	100,000	95,250
7.750% due 06/15/26	100,000	98,250
New Red Finance Inc (Canada)
4.625% due 01/15/22 ~	156,000	160,095
6.000% due 04/01/22 ~	200,000	208,000
Nine West Holdings Inc
6.125% due 11/15/34	50,000	11,500
8.250% due 03/15/19 ~	100,000	28,000
Penske Automotive Group Inc
5.500% due 05/15/26	65,000	63,863
5.750% due 10/01/22	100,000	104,000
PetSmart Inc 7.125% due 03/15/23 ~	267,000	254,317
Pinnacle Entertainment Inc 5.625% due 05/01/24 ~	80,000	81,300
PulteGroup Inc
4.250% due 03/01/21	114,286	117,715
5.000% due 01/15/27	80,000	80,300
5.500% due 03/01/26	100,000	103,875
6.000% due 02/15/35	100,000	98,500
PVH Corp 4.500% due 12/15/22	156,000	158,340
Regal Entertainment Group
5.750% due 03/15/22	54,000	56,498
5.750% due 02/01/25	100,000	103,750
Rite Aid Corp
6.125% due 04/01/23 ~	290,000	288,550
6.750% due 06/15/21	100,000	101,259
9.250% due 03/15/20	100,000	102,875
Rivers Pittsburgh Borrower LP 6.125% due 08/15/21 ~	70,000	71,400

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Royal Caribbean Cruises Ltd 5.250% due 11/15/22	$100,000	$108,500
Sabre GLBL Inc
5.250% due 11/15/23 ~	130,000	133,575
5.375% due 04/15/23 ~	47,000	48,293
Sally Holdings LLC
5.625% due 12/01/25	40,000	40,150
5.750% due 06/01/22	150,000	155,062
Schaeffler Finance BV (Germany) 4.250% due 05/15/21 ~	200,000	203,750
Scientific Games International Inc
7.000% due 01/01/22 ~	375,000	401,719
10.000% due 12/01/22	300,000	321,000
Shea Homes LP 5.875% due 04/01/23 ~	100,000	101,000
Silversea Cruise Finance Ltd (Bahamas) 7.250% due 02/01/25 ~	70,000	74,025
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	300,000	296,812
5.250% due 01/15/21 ~	74,000	76,105
5.500% due 04/15/27 ~	100,000	100,000
Sonic Automotive Inc 5.000% due 05/15/23	100,000	97,688
Station Casinos LLC 7.500% due 03/01/21	100,000	104,250
Studio City Co Ltd (Hong Kong) 5.875% due 11/30/19 ~	200,000	208,500
Suburban Propane Partners LP
5.500% due 06/01/24	50,000	49,500
5.875% due 03/01/27	100,000	99,000
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	100,000	103,500
Tempur Sealy International Inc
5.500% due 06/15/26	64,000	63,264
5.625% due 10/15/23	100,000	101,000
Tenneco Inc
5.000% due 07/15/26	80,000	78,550
5.375% due 12/15/24	25,000	25,875
The Gap Inc 5.950% due 04/12/21	150,000	160,831
The Goodyear Tire & Rubber Co
4.875% due 03/15/27	135,000	135,337
5.000% due 05/31/26	80,000	82,200
5.125% due 11/15/23	115,000	119,959
7.000% due 05/15/22	100,000	104,093
The Men’s Wearhouse Inc 7.000% due 07/01/22	70,000	62,475
The Scotts Miracle-Gro Co 5.250% due 12/15/26 ~	100,000	101,500
The William Carter Co 5.250% due 08/15/21	50,000	51,670
Toll Brothers Finance Corp
4.375% due 04/15/23	100,000	101,563
8.910% due 10/15/17	100,000	104,000
Tops Holding LLC 8.000% due 06/15/22 ~	133,000	109,725
TRI Pointe Group Inc 5.875% due 06/15/24	100,000	103,500
TRU Taj LLC 12.000% due 08/15/21 ~	100,000	88,750
Under Armour Inc 3.250% due 06/15/26	100,000	91,487
United Continental Holdings Inc 6.000% due 12/01/20	250,000	266,875
Univar USA Inc 6.750% due 07/15/23 ~	100,000	104,250
Viking Cruises Ltd 8.500% due 10/15/22 ~	145,000	150,981
Virgin Australia Holdings Ltd (Australia) 7.875% due 10/15/21 ~	100,000	104,000

	Principal Amount	Value
Vista Outdoor Inc 5.875% due 10/01/23	$100,000	$97,750
William Lyon Homes Inc 7.000% due 08/15/22	100,000	105,000
WMG Acquisition Corp 6.750% due 04/15/22 ~	150,000	158,250
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	100,000	98,655
5.375% due 03/15/22	50,000	51,313
5.500% due 03/01/25 ~	300,000	305,625
Yum! Brands Inc
3.875% due 11/01/20	100,000	102,625
5.350% due 11/01/43	100,000	87,500
6.875% due 11/15/37	100,000	103,500
ZF North America Capital Inc (Germany)
4.000% due 04/29/20 ~	200,000	206,250
4.750% due 04/29/25 ~	150,000	155,812

		23,138,071

Consumer, Non-Cyclical - 15.6%

Acadia Healthcare Co Inc 6.125% due 03/15/21	100,000	102,750
ACCO Brands Corp 5.250% due 12/15/24 ~	100,000	100,750
Ahern Rentals Inc 7.375% due 05/15/23 ~	50,000	43,250
Albertsons Cos LLC
5.750% due 03/15/25 ~	270,000	262,575
6.625% due 06/15/24 ~	84,000	86,100
Alere Inc
6.500% due 06/15/20	50,000	50,625
7.250% due 07/01/18	50,000	50,656
Alliance One International Inc
8.500% due 04/15/21 ~	50,000	51,375
9.875% due 07/15/21	100,000	86,875
AMAG Pharmaceuticals Inc 7.875% due 09/01/23 ~	60,000	57,150
APX Group Inc
6.375% due 12/01/19	73,000	75,464
7.875% due 12/01/22	58,000	62,930
7.875% due 12/01/22 ~	100,000	108,500
8.750% due 12/01/20	80,000	83,200
Ashtead Capital Inc (United Kingdom) 6.500% due 07/15/22 ~	200,000	209,000
Avis Budget Car Rental LLC 5.500% due 04/01/23	283,000	276,279
Avon International Operations Inc 7.875% due 08/15/22 ~	70,000	74,200
Avon Products Inc 7.000% due 03/15/23	200,000	187,000
B&G Foods Inc
4.625% due 06/01/21	63,000	63,788
5.250% due 04/01/25 #	70,000	70,788
BI-LO LLC 8.625% Cash or 9.375% PIK due 09/15/18 ~	100,000	50,500
Brand Energy & Infrastructure Services Inc 8.500% due 12/01/21 ~	63,000	66,623
C&S Group Enterprises LLC 5.375% due 07/15/22 ~	100,000	99,250
Capsugel SA 7.000% Cash or 7.750% PIK due 05/15/19 ~	108,000	107,757
CEB Inc 5.625% due 06/15/23 ~	100,000	108,875
Centene Corp
4.750% due 05/15/22	225,000	232,312
4.750% due 01/15/25	70,000	70,569
5.625% due 02/15/21	141,000	147,923
6.125% due 02/15/24	158,000	170,047

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Cenveo Corp 6.000% due 08/01/19 ~	$90,000	$74,700
Ceridian HCM Holding Inc 11.000% due 03/15/21 ~	100,000	105,870
Chobani LLC 7.500% due 04/15/25 # ~	75,000	77,156
CHS/Community Health Systems Inc
5.125% due 08/01/21	200,000	198,500
6.250% due 03/31/23	310,000	317,362
6.875% due 02/01/22	300,000	258,000
7.125% due 07/15/20	100,000	92,000
8.000% due 11/15/19	250,000	245,937
Concordia International Corp (Canada)
7.000% due 04/15/23 ~	121,000	23,898
9.000% due 04/01/22 ~	50,000	36,313
9.500% due 10/21/22 ~	25,000	5,625
Constellis Holdings LLC 9.750% due 05/15/20 ~	100,000	107,500
Cott Beverages Inc (Canada) 5.375% due 07/01/22	65,000	66,544
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	70,000	71,421
Darling Ingredients Inc 5.375% due 01/15/22	53,000	55,054
DaVita Inc
5.000% due 05/01/25	173,000	172,893
5.125% due 07/15/24	200,000	202,375
5.750% due 08/15/22	150,000	155,812
Dean Foods Co 6.500% due 03/15/23 ~	93,000	97,185
DJO Finco Inc 8.125% due 06/15/21 ~	149,000	129,257
DS Services of America Inc (Canada) 10.000% due 09/01/21 ~	100,000	107,750
Edgewell Personal Care Co 4.700% due 05/19/21	150,000	157,875
Endo Finance LLC
5.375% due 01/15/23 ~	100,000	86,812
5.750% due 01/15/22 ~	50,000	45,750
Endo Ltd
6.000% due 07/15/23 ~	200,000	176,000
6.000% due 02/01/25 ~	200,000	171,500
Envision Healthcare Corp
5.125% due 07/01/22 ~	75,000	76,711
5.625% due 07/15/22	100,000	102,875
6.250% due 12/01/24 ~	100,000	105,250
FAGE International SA (Luxembourg) 5.625% due 08/15/26 ~	100,000	100,500
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	142,825
Fresenius Medical Care US Finance II Inc (Germany)
5.625% due 07/31/19 ~	100,000	106,125
5.875% due 01/31/22 ~	150,000	163,125
6.500% due 09/15/18 ~	100,000	106,500
Fresenius Medical Care US Finance Inc (Germany) 5.750% due 02/15/21 ~	50,000	54,375
FTI Consulting Inc 6.000% due 11/15/22	100,000	103,875
Gartner Inc 5.125% due 04/01/25 ~	105,000	107,231
Great Lakes Dredge & Dock Corp 7.375% due 02/01/19	50,000	49,813
Grifols Worldwide Operations Ltd (Spain) 5.250% due 04/01/22	200,000	207,630
HCA Holdings Inc 6.250% due 02/15/21	200,000	216,375

	Principal Amount	Value
HCA Inc 3.750% due 03/15/19	$190,000	$194,750
4.250% due 10/15/19	100,000	103,750
4.500% due 02/15/27	200,000	200,500
4.750% due 05/01/23	150,000	156,750
5.000% due 03/15/24	150,000	157,687
5.250% due 04/15/25	100,000	106,500
5.250% due 06/15/26	200,000	210,020
5.375% due 02/01/25	450,000	469,125
5.875% due 03/15/22	300,000	330,750
5.875% due 05/01/23	100,000	108,250
5.875% due 02/15/26	300,000	317,517
6.500% due 02/15/20	210,000	230,345
7.500% due 02/15/22	250,000	286,562
HealthSouth Corp
5.750% due 11/01/24	150,000	151,875
5.750% due 09/15/25	100,000	100,375
Herc Rentals Inc
7.500% due 06/01/22 ~	36,000	38,430
7.750% due 06/01/24 ~	30,000	32,100
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	100,000	104,125
Hologic Inc 5.250% due 07/15/22 ~	190,000	199,975
IASIS Healthcare LLC 8.375% due 05/15/19	100,000	96,250
IHS Markit Ltd
4.750% due 02/15/25 ~	110,000	113,575
5.000% due 11/01/22 ~	125,000	131,562
Ingles Markets Inc 5.750% due 06/15/23	100,000	101,250
inVentiv Group Holdings Inc 7.500% due 10/01/24 ~	95,000	98,206
Jaguar Holding Co II 6.375% due 08/01/23 ~	121,000	126,747
JBS USA LUX SA (Brazil)
5.875% due 07/15/24 ~	250,000	258,750
8.250% due 02/01/20 ~	150,000	154,500
Jurassic Holdings III Inc 6.875% due 02/15/21 ~	70,000	58,100
Kindred Healthcare Inc
6.375% due 04/15/22	100,000	93,625
8.000% due 01/15/20	70,000	71,488
Kinetic Concepts Inc
7.875% due 02/15/21 ~	57,000	60,563
12.500% due 11/01/21 ~	150,000	166,875
Kronos Acquisition Holdings Inc (Canada) 9.000% due 08/15/23 ~	160,000	163,200
Lamb Weston Holdings Inc
4.625% due 11/01/24 ~	45,000	46,013
4.875% due 11/01/26 ~	75,000	76,688
Laureate Education Inc 9.250% due 09/01/19 ~	213,000	222,052
LifePoint Health Inc
5.500% due 12/01/21	135,000	140,147
5.875% due 12/01/23	35,000	36,138
Live Nation Entertainment Inc
4.875% due 11/01/24 ~	115,000	115,287
5.375% due 06/15/22 ~	50,000	52,250
LSC Communications Inc 8.750% due 10/15/23 ~	100,000	103,000
Mallinckrodt International Finance SA
4.750% due 04/15/23	68,000	57,970
4.875% due 04/15/20 ~	129,000	129,806
5.500% due 04/15/25 ~	128,000	118,400
5.625% due 10/15/23 ~	40,000	38,200
5.750% due 08/01/22 ~	95,000	94,098
MEDNAX Inc 5.250% due 12/01/23 ~	165,000	168,712
Molina Healthcare Inc 5.375% due 11/15/22	120,000	124,726

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Monitronics International Inc 9.125% due 04/01/20	$100,000	$97,188
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	217,000	233,845
NES Rentals Holdings Inc 7.875% due 05/01/18 ~	50,000	50,441
Opal Acquisition Inc 8.875% due 12/15/21 ~	100,000	87,500
Ortho-Clinical Diagnostics Inc 6.625% due 05/15/22 ~	150,000	140,250
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	44,000	44,550
Pinnacle Foods Finance LLC 5.875% due 01/15/24	150,000	157,125
Post Holdings Inc
5.000% due 08/15/26 ~	159,000	152,640
5.500% due 03/01/25 ~	95,000	95,238
5.750% due 03/01/27 ~	100,000	100,250
6.000% due 12/15/22 ~	55,000	58,094
7.750% due 03/15/24 ~	160,000	177,234
Prestige Brands Inc 5.375% due 12/15/21 ~	100,000	102,750
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	444,000	487,845
RegionalCare Hospital Partners Holdings Inc 8.250% due 05/01/23 ~	87,000	93,264
Rent-A-Center Inc 6.625% due 11/15/20	100,000	89,000
Revlon Consumer Products Corp
5.750% due 02/15/21	50,000	50,188
6.250% due 08/01/24	100,000	100,000
Ritchie Bros Auctioneers Inc (Canada) 5.375% due 01/15/25 ~	20,000	20,500
RR Donnelley & Sons Co 7.875% due 03/15/21	100,000	108,000
Safeway Inc 7.250% due 02/01/31	100,000	97,375
Select Medical Corp 6.375% due 06/01/21	100,000	101,500
Service Corp International 5.375% due 05/15/24	215,000	224,481
Simmons Foods Inc 7.875% due 10/01/21 ~	100,000	105,250
Spectrum Brands Inc 5.750% due 07/15/25	199,000	211,437
SUPERVALU Inc 7.750% due 11/15/22	50,000	49,313
Syniverse Foreign Holdings Corp 9.125% due 01/15/22 ~	100,000	97,000
Team Health Holdings Inc 6.375% due 02/01/25 ~	200,000	196,500
Teleflex Inc 5.250% due 06/15/24	50,000	51,250
Tenet Healthcare Corp
4.375% due 10/01/21	167,000	167,835
4.500% due 04/01/21	51,000	51,255
4.750% due 06/01/20	100,000	102,670
5.000% due 03/01/19	100,000	100,653
5.500% due 03/01/19	110,000	111,925
6.250% due 11/01/18	140,000	147,612
6.750% due 02/01/20	100,000	101,750
6.750% due 06/15/23	278,000	273,830
7.500% due 01/01/22 ~	150,000	162,375
8.000% due 08/01/20	100,000	101,250
8.125% due 04/01/22	311,000	325,772
Tesco PLC (United Kingdom) 6.150% due 11/15/37 ~	200,000	204,459
The ADT Corp 3.500% due 07/15/22	50,000	48,125
4.875% due 07/15/32 ~	100,000	80,000

	Principal Amount	Value
5.250% due 03/15/20	$200,000	$210,000
6.250% due 10/15/21	100,000	109,190
The Fresh Market Inc 9.750% due 05/01/23 ~	100,000	81,000
The Hertz Corp
5.500% due 10/15/24 ~	195,000	170,381
5.875% due 10/15/20	200,000	192,500
6.750% due 04/15/19	72,000	72,180
The Nature’s Bounty Co 7.625% due 05/15/21 ~	169,000	178,295
The Nielsen Co Luxembourg SARL
5.000% due 02/01/25 ~	100,000	99,875
5.500% due 10/01/21 ~	138,000	143,692
The ServiceMaster Co LLC 5.125% due 11/15/24 ~	95,000	97,613
The WhiteWave Foods Co 5.375% due 10/01/22	40,000	43,600
TMS International Corp 7.625% due 10/15/21 ~	100,000	101,250
TreeHouse Foods Inc
4.875% due 03/15/22	100,000	102,750
6.000% due 02/15/24 ~	15,000	15,788
United Rentals North America Inc
4.625% due 07/15/23	200,000	206,750
5.500% due 07/15/25	100,000	103,375
5.500% due 05/15/27	110,000	111,375
5.875% due 09/15/26	170,000	177,862
6.125% due 06/15/23	225,000	235,969
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	100,000
US Foods Inc 5.875% due 06/15/24 ~	143,000	149,077
Valeant Pharmaceuticals International
6.375% due 10/15/20 ~	200,000	182,000
7.000% due 10/01/20 ~	10,000	9,150
7.250% due 07/15/22 ~	100,000	85,750
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	200,000	179,750
5.625% due 12/01/21 ~	100,000	81,000
5.875% due 05/15/23 ~	450,000	351,562
6.125% due 04/15/25 ~	400,000	309,500
6.500% due 03/15/22 ~	190,000	195,937
6.750% due 08/15/18 ~	59,000	59,221
7.000% due 03/15/24 ~	255,000	262,331
7.500% due 07/15/21 ~	407,000	358,160
Vector Group Ltd 6.125% due 02/01/25 ~	60,000	61,425
Vizient Inc 10.375% due 03/01/24 ~	60,000	68,625
WellCare Health Plans Inc
5.250% due 04/01/25	125,000	129,219
5.750% due 11/15/20	75,000	77,183
Wells Enterprises Inc 6.750% due 02/01/20 ~	26,000	26,845

		25,456,673

Diversified - 0.1%

HRG Group Inc 7.875% due 07/15/19	120,000	124,230
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	94,000

		218,230

Energy - 12.7%

Alta Mesa Holdings LP 7.875% due 12/15/24 ~	30,000	31,350
Antero Midstream Partners LP 5.375% due 09/15/24 ~	100,000	102,000
Antero Resources Corp 5.000% due 03/01/25 ~	100,000	98,500
5.125% due 12/01/22	100,000	101,812

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
5.375% due 11/01/21	$75,000	$77,313
5.625% due 06/01/23	100,000	102,750
Archrock Partners LP 6.000% due 10/01/22	100,000	99,000
Ascent Resources Utica Holdings LLC 10.000% due 04/01/22 # ~	170,000	176,587
Atwood Oceanics Inc 6.500% due 02/01/20	50,000	45,313
Baytex Energy Corp (Canada) 5.625% due 06/01/24 ~	100,000	88,500
Bill Barrett Corp 7.625% due 10/01/19	35,215	34,863
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	128,000	130,240
Bristow Group Inc 6.250% due 10/15/22	50,000	40,500
Calfrac Holdings LP (Canada) 7.500% due 12/01/20 ~	70,000	63,832
California Resources Corp 8.000% due 12/15/22 ~	385,000	315,219
Callon Petroleum Co 6.125% due 10/01/24 ~	50,000	52,250
Calumet Specialty Products Partners LP
6.500% due 04/15/21	190,000	161,737
11.500% due 01/15/21 ~	100,000	116,000
Carrizo Oil & Gas Inc 6.250% due 04/15/23	170,000	171,275
CGG SA (France) 6.875% due 01/15/22	100,000	46,750
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25 ~	235,000	245,869
7.000% due 06/30/24 ~	200,000	221,250
Chesapeake Energy Corp
5.750% due 03/15/23	300,000	274,500
8.000% due 12/15/22 ~	403,000	423,654
8.000% due 01/15/25 ~	45,000	45,169
Clayton Williams Energy Inc 7.750% due 04/01/19	50,000	50,238
Comstock Resources Inc 10.000% Cash or 12.250% PIK due 03/15/20	100,000	100,500
Concho Resources Inc
4.375% due 01/15/25	75,000	75,844
5.500% due 04/01/23	250,000	259,225
CONSOL Energy Inc
5.875% due 04/15/22	200,000	198,750
8.000% due 04/01/23	75,000	79,219
Continental Resources Inc 5.000% due 09/15/22	600,000	608,250
Crestwood Midstream Partners LP
5.750% due 04/01/25 ~	85,000	87,019
6.250% due 04/01/23	100,000	104,250
CrownRock LP 7.750% due 02/15/23 ~	100,000	106,500
CSI Compressco LP 7.250% due 08/15/22	50,000	47,750
CVR Refining LLC 6.500% due 11/01/22	100,000	101,250
DCP Midstream Operating LP
3.875% due 03/15/23	100,000	96,500
5.350% due 03/15/20 ~	200,000	208,000
5.600% due 04/01/44	100,000	92,500
5.850% due 05/21/43 § ~	100,000	93,000
Denbury Resources Inc
5.500% due 05/01/22	268,000	210,380
9.000% due 05/15/21 ~	55,000	58,300
Diamond Offshore Drilling Inc 4.875% due 11/01/43	250,000	182,500
Diamondback Energy Inc
4.750% due 11/01/24 ~	60,000	60,654
5.375% due 05/31/25 ~	100,000	103,000

	Principal Amount	Value
Eclipse Resources Corp 8.875% due 07/15/23	$100,000	$102,500
Enbridge Inc (Canada) 6.000% due 01/15/77 §	100,000	101,375
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	50,000	52,500
Energy Transfer Equity LP
5.500% due 06/01/27	95,000	99,750
5.875% due 01/15/24	100,000	106,750
7.500% due 10/15/20	145,000	162,400
Ensco PLC
4.500% due 10/01/24	100,000	84,750
4.700% due 03/15/21	250,000	246,250
5.200% due 03/15/25	100,000	87,250
5.750% due 10/01/44	125,000	94,375
EP Energy LLC
6.375% due 06/15/23	168,000	129,780
8.000% due 11/29/24 ~	105,000	110,775
8.000% due 02/15/25 ~	90,000	84,150
9.375% due 05/01/20	150,000	142,125
Extraction Oil & Gas Holdings LLC 7.875% due 07/15/21 ~	68,855	72,986
Genesis Energy LP
5.750% due 02/15/21	100,000	101,750
6.000% due 05/15/23	50,000	50,500
6.750% due 08/01/22	100,000	103,600
Gibson Energy Inc (Canada) 6.750% due 07/15/21 ~	31,000	32,434
Gulfport Energy Corp
6.000% due 10/15/24 ~	135,000	131,625
6.375% due 05/15/25 ~	150,000	147,750
Halcon Resources Corp 6.750% due 02/15/25 ~	85,000	83,895
Hilcorp Energy I LP
5.000% due 12/01/24 ~	55,000	51,838
5.750% due 10/01/25 ~	67,000	64,990
Holly Energy Partners LP 6.000% due 08/01/24 ~	100,000	105,250
Jones Energy Holdings LLC 6.750% due 04/01/22	40,000	34,200
Jupiter Resources Inc (Canada) 8.500% due 10/01/22 ~	100,000	83,250
Laredo Petroleum Inc
5.625% due 01/15/22	100,000	100,250
7.375% due 05/01/22	100,000	104,250
Legacy Reserves LP 6.625% due 12/01/21	100,000	75,500
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	101,500
Matador Resources Co 6.875% due 04/15/23	100,000	105,000
McDermott International Inc 8.000% due 05/01/21 ~	100,000	102,500
MEG Energy Corp (Canada)
6.500% due 01/15/25 ~	145,000	145,544
7.000% due 03/31/24 ~	150,000	135,000
Murphy Oil Corp
3.500% due 12/01/17	200,000	201,000
6.875% due 08/15/24	60,000	63,750
Murphy Oil USA Inc 6.000% due 08/15/23	37,000	38,943
Newfield Exploration Co
5.375% due 01/01/26	127,000	133,274
5.625% due 07/01/24	56,000	59,290
5.750% due 01/30/22	100,000	106,625
NGPL PipeCo LLC 9.625% due 06/01/19 ~	150,000	156,000
Niska Gas Storage Ltd 6.500% due 04/01/19	50,000	50,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Noble Holding International Ltd (United Kingdom)
5.250% due 03/15/42	$100,000	$67,500
7.700% due 04/01/25	350,000	331,625
7.750% due 01/15/24	180,000	173,700
Northern Blizzard Resources Inc (Canada) 7.250% due 02/01/22 ~	65,000	65,487
Northern Oil & Gas Inc 8.000% due 06/01/20	160,000	140,000
NuStar Logistics LP
4.750% due 02/01/22	100,000	98,750
6.750% due 02/01/21	100,000	106,500
Oasis Petroleum Inc
6.500% due 11/01/21	100,000	100,750
6.875% due 03/15/22	200,000	205,500
ONEOK Inc
4.250% due 02/01/22	100,000	102,500
7.500% due 09/01/23	60,000	70,210
Pacific Drilling SA 5.375% due 06/01/20 ~	50,000	24,625
Parker Drilling Co 6.750% due 07/15/22	50,000	44,750
Parsley Energy LLC 5.375% due 01/15/25 ~	135,000	137,362
PBF Holding Co LLC
7.000% due 11/15/23	55,000	55,412
8.250% due 02/15/20	80,000	81,800
PDC Energy Inc 7.750% due 10/15/22	100,000	105,750
Peabody Energy Corp
6.000% due 03/31/22 ~	35,000	34,956
6.375% due 03/31/25 ~	40,000	39,750
Permian Resources LLC
7.125% due 11/01/20 ~	65,000	52,975
7.375% due 11/01/21 ~	50,000	40,750
13.000% due 11/30/20 ~	100,000	117,750
PHI Inc 5.250% due 03/15/19	50,000	47,500
Pioneer Energy Services Corp 6.125% due 03/15/22	50,000	45,750
Precision Drilling Corp (Canada)
5.250% due 11/15/24	50,000	47,500
6.625% due 11/15/20	59,791	60,389
Puma International Financing SA (Singapore) 6.750% due 02/01/21 ~	100,000	103,677
QEP Resources Inc
5.250% due 05/01/23	109,000	107,408
6.875% due 03/01/21	50,000	53,375
Range Resources Corp
4.875% due 05/15/25	88,000	84,700
5.000% due 03/15/23 ~	160,000	158,200
5.875% due 07/01/22 ~	100,000	103,500
Rice Energy Inc 6.250% due 05/01/22	175,000	181,125
Rockies Express Pipeline LLC
5.625% due 04/15/20 ~	100,000	105,750
6.000% due 01/15/19 ~	180,000	188,550
Rowan Cos Inc
4.875% due 06/01/22	300,000	288,000
7.375% due 06/15/25	35,000	35,438
RSP Permian Inc
5.250% due 01/15/25 ~	100,000	101,250
6.625% due 10/01/22	40,000	42,300
Sanchez Energy Corp
6.125% due 01/15/23	150,000	139,875
7.750% due 06/15/21	63,000	62,527
SemGroup Corp
5.625% due 11/15/23	50,000	49,250

	Principal Amount	Value
SESI LLC
6.375% due 05/01/19	$100,000	$100,250
7.125% due 12/15/21	39,000	39,683
Seven Generations Energy Ltd (Canada)
6.750% due 05/01/23 ~	100,000	105,000
6.875% due 06/30/23 ~	100,000	105,000
8.250% due 05/15/20 ~	50,000	52,500
SM Energy Co
5.000% due 01/15/24	100,000	95,000
5.625% due 06/01/25	113,000	108,706
6.500% due 01/01/23	100,000	102,000
6.750% due 09/15/26	60,000	60,600
Southwestern Energy Co
4.100% due 03/15/22	50,000	46,875
5.800% due 01/23/20	300,000	304,312
6.700% due 01/23/25	100,000	99,500
Summit Midstream Holdings LLC
5.500% due 08/15/22	100,000	100,500
5.750% due 04/15/25	75,000	75,000
Sunoco LP
5.500% due 08/01/20	80,000	80,900
6.250% due 04/15/21	109,000	111,725
6.375% due 04/01/23	46,000	46,920
Targa Resources Partners LP
4.125% due 11/15/19	75,000	76,594
4.250% due 11/15/23	50,000	49,125
5.125% due 02/01/25 ~	150,000	155,062
5.250% due 05/01/23	77,000	79,117
6.750% due 03/15/24	100,000	109,000
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	51,250
TerraForm Power Operating LLC
6.375% due 02/01/23 ~	69,000	72,019
6.625% due 06/15/25 ~	150,000	160,875
Tesoro Corp
4.750% due 12/15/23 ~	225,000	233,345
5.125% due 12/15/26 ~	105,000	110,670
Tesoro Logistics LP
5.250% due 01/15/25	100,000	104,750
5.500% due 10/15/19	110,000	116,600
6.125% due 10/15/21	70,000	73,412
6.250% due 10/15/22	115,000	122,044
The Williams Cos Inc
4.550% due 06/24/24	300,000	303,750
5.750% due 06/24/44	100,000	101,000
8.750% due 03/15/32	100,000	126,750
Transocean Inc
6.800% due 03/15/38	250,000	206,875
8.125% due 12/15/21	200,000	210,000
9.000% due 07/15/23 ~	150,000	160,875
Transocean Phoenix 2 Ltd 7.750% due 10/15/24 ~	100,000	108,000
Trinidad Drilling Ltd (Canada) 6.625% due 02/15/25 ~	100,000	100,125
Tullow Oil PLC (United Kingdom) 6.250% due 04/15/22 ~	100,000	94,000
Unit Corp 6.625% due 05/15/21	75,000	74,250
Weatherford International Ltd
7.000% due 03/15/38	200,000	194,500
7.750% due 06/15/21	483,000	522,847
Whiting Petroleum Corp
5.750% due 03/15/21	130,000	129,837
6.250% due 04/01/23	200,000	200,000
WPX Energy Inc
5.250% due 09/15/24	140,000	136,150
6.000% due 01/15/22	100,000	102,500
7.500% due 08/01/20	45,000	47,925
8.250% due 08/01/23	40,000	44,700

		20,754,470

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Financial - 9.8%

Aircastle Ltd
4.625% due 12/15/18	$100,000	$103,625
5.000% due 04/01/23	50,000	52,750
5.125% due 03/15/21	100,000	106,375
Alliance Data Systems Corp
5.375% due 08/01/22 ~	100,000	101,250
5.875% due 11/01/21 ~	125,000	129,688
Alliant Holdings Intermediate LLC 8.250% due 08/01/23 ~	75,000	78,890
Ally Financial Inc
3.250% due 11/05/18	200,000	201,876
3.500% due 01/27/19	123,000	124,230
3.600% due 05/21/18	300,000	304,500
4.125% due 03/30/20	300,000	306,750
4.750% due 09/10/18	200,000	206,000
5.750% due 11/20/25	150,000	154,125
8.000% due 12/31/18	100,000	108,250
8.000% due 03/15/20	100,000	112,500
8.000% due 11/01/31	220,000	263,850
American Equity Investment Life Holding Co 6.625% due 07/15/21	20,000	20,850
BPCE SA (France) 12.500% due 09/30/19 § ~	100,000	121,000
CIT Group Inc
3.875% due 02/19/19	305,000	313,570
5.000% due 08/15/22	100,000	104,937
5.000% due 08/01/23	100,000	104,500
5.375% due 05/15/20	100,000	106,813
5.500% due 02/15/19 ~	100,000	105,375
6.625% due 04/01/18 ~	100,000	104,375
CNO Financial Group Inc 5.250% due 05/30/25	40,000	41,225
CoreCivic Inc REIT 4.125% due 04/01/20	100,000	102,500
Countrywide Capital III 8.050% due 06/15/27	100,000	124,308
Credit Agricole SA (France) 8.375% due 10/13/19 § ~	100,000	111,625
Crescent Communities LLC 8.875% due 10/15/21 ~	100,000	104,500
CyrusOne LP REIT 5.000% due 03/15/24 ~	70,000	72,100
Deutsche Bank AG (Germany)
4.296% due 05/24/28 §	200,000	190,269
4.500% due 04/01/25	300,000	290,237
Dresdner Funding Trust I (Germany) 8.151% due 06/30/31 ~	100,000	118,500
DuPont Fabros Technology LP REIT 5.875% due 09/15/21	88,000	91,575
E*TRADE Financial Corp 5.875% due 09/15/26 §	100,000	103,275
Enova International Inc 9.750% due 06/01/21	140,000	142,800
Equinix Inc REIT
4.875% due 04/01/20	76,000	78,090
5.375% due 01/01/22	65,000	68,738
5.375% due 04/01/23	100,000	104,625
5.375% due 05/15/27	175,000	181,125
5.875% due 01/15/26	215,000	229,244
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	150,000	151,593
FBM Finance Inc 8.250% due 08/15/21 ~	30,000	31,950
FelCor Lodging LP REIT
5.625% due 03/01/23	48,000	50,040
6.000% due 06/01/25	100,000	105,000
Fidelity & Guaranty Life Holdings Inc 6.375% due 04/01/21 ~	100,000	100,750

	Principal Amount	Value
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	$200,000	$206,500
Genworth Holdings Inc
4.900% due 08/15/23	150,000	125,625
6.515% due 05/22/18	50,000	50,125
7.625% due 09/24/21	200,000	190,000
Hub Holdings LLC 8.125% Cash or 8.875% PIK due 07/15/19 ~	100,000	100,500
HUB International Ltd 7.875% due 10/01/21 ~	218,000	227,810
Icahn Enterprises LP
4.875% due 03/15/19	100,000	101,500
5.875% due 02/01/22	200,000	204,000
6.000% due 08/01/20	240,000	248,400
6.250% due 02/01/22 ~	150,000	152,625
Intelsat Connect Finance SA (Luxembourg) 12.500% due 04/01/22 ~	35,000	31,413
Intesa Sanpaolo SPA (Italy)
5.017% due 06/26/24 ~	200,000	188,410
5.710% due 01/15/26 ~	200,000	194,130
Iron Mountain Inc REIT
4.375% due 06/01/21 ~	63,000	64,890
5.750% due 08/15/24	100,000	102,500
6.000% due 10/01/20 ~	100,000	105,000
6.000% due 08/15/23	96,000	101,520
iStar Inc REIT
4.875% due 07/01/18	100,000	101,000
5.000% due 07/01/19	40,000	40,500
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	203,000
KCG Holdings Inc 6.875% due 03/15/20 ~	75,000	77,250
Kennedy-Wilson Inc 5.875% due 04/01/24	170,000	174,887
Ladder Capital Finance Holdings LLP 5.250% due 03/15/22 ~	65,000	65,650
Liberty Mutual Group Inc 10.750% due 06/15/88 § ~	100,000	153,250
LPL Holdings Inc 5.750% due 09/15/25 ~	80,000	81,340
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26	50,000	48,750
5.625% due 05/01/24	121,000	128,260
MPT Operating Partnership LP REIT
5.250% due 08/01/26	50,000	49,500
6.375% due 02/15/22	100,000	103,500
6.375% due 03/01/24	100,000	108,000
Nationstar Mortgage LLC
6.500% due 08/01/18	100,000	101,375
6.500% due 07/01/21	75,000	76,313
7.875% due 10/01/20	100,000	103,750
Navient Corp
4.875% due 06/17/19	150,000	153,937
5.500% due 01/15/19	100,000	103,850
5.500% due 01/25/23	100,000	95,875
5.625% due 08/01/33	200,000	156,500
5.875% due 03/25/21	150,000	151,500
6.125% due 03/25/24	100,000	95,750
6.500% due 06/15/22	100,000	101,000
6.625% due 07/26/21	45,000	46,688
7.250% due 09/25/23	100,000	101,000
8.000% due 03/25/20	150,000	163,312
8.450% due 06/15/18	300,000	320,250
NFP Corp 9.000% due 07/15/21 ~	117,000	124,090
Ocwen Loan Servicing LLC 8.375% due 11/15/22 ~	75,000	76,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
OneMain Financial Holdings LLC
6.750% due 12/15/19 ~	$85,000	$89,144
7.250% due 12/15/21 ~	100,000	105,250
PHH Corp 6.375% due 08/15/21	100,000	101,250
Provident Funding Associates LP 6.750% due 06/15/21 ~	84,000	86,100
QCP SNF West REIT 8.125% due 11/01/23 ~	130,000	135,525
Quicken Loans Inc 5.750% due 05/01/25 ~	167,000	164,912
Radian Group Inc 5.250% due 06/15/20	100,000	105,375
RBS Capital Trust II (United Kingdom) 6.425% due 01/03/34 §	100,000	105,500
Realogy Group LLC
4.500% due 04/15/19 ~	70,000	72,188
4.875% due 06/01/23 ~	100,000	98,500
5.250% due 12/01/21 ~	100,000	104,500
RHP Hotel Properties LP REIT
5.000% due 04/15/21	50,000	51,000
5.000% due 04/15/23	100,000	102,000
Royal Bank of Scotland Group PLC (United Kingdom)
5.125% due 05/28/24	250,000	253,156
6.000% due 12/19/23	300,000	317,495
6.100% due 06/10/23	100,000	106,392
6.125% due 12/15/22	270,000	286,218
7.648% due 09/30/31 §	50,000	59,250
Sabra Health Care LP REIT 5.375% due 06/01/23	50,000	49,500
SBA Communications Corp REIT
4.875% due 07/15/22	100,000	101,750
4.875% due 09/01/24 ~	200,000	197,960
Springleaf Finance Corp
5.250% due 12/15/19	100,000	101,125
7.750% due 10/01/21	125,000	133,594
8.250% due 12/15/20	125,000	136,875
Starwood Property Trust Inc REIT 5.000% due 12/15/21 ~	105,000	109,200
Synovus Financial Corp 5.750% due 12/15/25 §	100,000	106,338
The GEO Group Inc REIT
5.125% due 04/01/23	100,000	99,750
5.875% due 10/15/24	50,000	51,375
The Howard Hughes Corp 5.375% due 03/15/25 ~	145,000	143,913
The Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	100,000	102,370
TMX Finance LLC 8.500% due 09/15/18 ~	88,000	81,400
Uniti Group Inc REIT
6.000% due 04/15/23 ~	100,000	104,000
8.250% due 10/15/23	164,000	173,840
USI Inc 7.750% due 01/15/21 ~	67,000	68,214
Vertiv Intermediate Holding Corp 12.000% Cash or 13.000% PIK due 02/15/22 ~	65,000	68,128
Voya Financial Inc 5.650% due 05/15/53 §	100,000	102,000
Walter Investment Management Corp 7.875% due 12/15/21	100,000	59,250

		15,966,010

Industrial - 9.6%

Accudyne Industries Borrower (Luxembourg) 7.750% due 12/15/20 ~	150,000	127,125
Advanced Disposal Services Inc 5.625% due 11/15/24 ~	100,000	101,250

	Principal Amount	Value
AECOM
5.125% due 03/15/27 ~	$65,000	$65,325
5.750% due 10/15/22	135,000	142,256
5.875% due 10/15/24	100,000	106,750
Airxcel Inc 8.500% due 02/15/22 ~	100,000	103,250
Amsted Industries Inc 5.000% due 03/15/22 ~	100,000	101,000
Apex Tool Group LLC 7.000% due 02/01/21 ~	50,000	45,500
Arconic Inc
5.125% due 10/01/24	250,000	259,500
5.400% due 04/15/21	100,000	106,705
5.900% due 02/01/27	50,000	53,778
5.950% due 02/01/37	100,000	100,250
6.150% due 08/15/20	250,000	271,250
6.750% due 07/15/18	200,000	211,550
Ardagh Packaging Finance PLC (Ireland)
4.250% due 09/15/22 ~	200,000	202,440
4.625% due 05/15/23 ~	200,000	202,250
6.750% due 01/31/21 ~	200,000	207,880
7.250% due 05/15/24 ~	250,000	268,437
Ball Corp
4.000% due 11/15/23	71,000	71,355
4.375% due 12/15/20	160,000	168,200
5.000% due 03/15/22	100,000	105,875
5.250% due 07/01/25	90,000	95,625
Belden Inc 5.500% due 09/01/22 ~	80,000	82,000
Berry Plastics Corp
5.125% due 07/15/23	125,000	128,594
5.500% due 05/15/22	100,000	104,250
BlueLine Rental Finance Corp 9.250% due 03/15/24 ~	250,000	256,562
BMC East LLC 5.500% due 10/01/24 ~	100,000	102,000
Boise Cascade Co 5.625% due 09/01/24 ~	100,000	102,000
Bombardier Inc (Canada)
4.750% due 04/15/19 ~	145,000	147,719
6.125% due 01/15/23 ~	250,000	245,625
7.500% due 03/15/25 ~	200,000	206,000
8.750% due 12/01/21 ~	275,000	301,812
Broadspectrum Ltd (Australia) 8.375% due 05/15/20 ~	100,000	105,000
Builders FirstSource Inc
5.625% due 09/01/24 ~	75,000	76,406
10.750% due 08/15/23 ~	141,000	164,617
BWAY Holding Co
5.500% due 04/15/24 # ~	185,000	186,850
7.250% due 04/15/25 # ~	80,000	80,200
9.125% due 08/15/21 ~	115,000	125,919
CEVA Group PLC (United Kingdom)
7.000% due 03/01/21 ~	100,000	89,750
9.000% due 09/01/21 ~	75,000	53,625
CIMPOR Financial Operations BV (Brazil) 5.750% due 07/17/24 ~	200,000	178,000
Clean Harbors Inc
5.125% due 06/01/21	153,000	156,251
5.250% due 08/01/20	54,000	54,972
CNH Industrial Capital LLC
3.375% due 07/15/19	100,000	101,375
3.875% due 07/16/18	250,000	255,000
CNH Industrial NV (United Kingdom) 4.500% due 08/15/23	135,000	137,194
Covanta Holding Corp 6.375% due 10/01/22	100,000	103,500
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	200,000	198,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Crown Americas LLC 4.500% due 01/15/23	$112,000	$114,800
Energizer Holdings Inc 5.500% due 06/15/25 ~	163,000	166,667
FGI Operating Co LLC 7.875% due 05/01/20	50,000	35,250
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	45,000	46,013
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	150,000	154,875
Gardner Denver Inc 6.875% due 08/15/21 ~	67,000	69,513
Gates Global LLC 6.000% due 07/15/22 ~	160,000	163,600
General Cable Corp 5.750% due 10/01/22	75,000	73,589
GFL Environmental Inc (Canada) 9.875% due 02/01/21 ~	130,000	141,375
Graphic Packaging International Inc
4.125% due 08/15/24	100,000	99,375
4.750% due 04/15/21	50,000	52,375
Greif Inc 7.750% due 08/01/19	50,000	55,625
Griffon Corp 5.250% due 03/01/22	100,000	101,000
Grinding Media Inc 7.375% due 12/15/23 ~	130,000	136,825
Hardwoods Acquisition Inc 7.500% due 08/01/21 ~	100,000	89,500
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	61,000
Huntington Ingalls Industries Inc
5.000% due 12/15/21 ~	60,000	62,400
5.000% due 11/15/25 ~	65,000	68,088
Ingram Micro Inc 5.450% due 12/15/24	100,000	98,541
Jack Cooper Holdings Corp 9.250% due 06/01/20	100,000	36,250
Joy Global Inc 5.125% due 10/15/21	75,000	80,568
KLX Inc 5.875% due 12/01/22 ~	150,000	155,250
Koppers Inc 6.000% due 02/15/25 ~	100,000	103,500
Kratos Defense & Security Solutions Inc 7.000% due 05/15/19	72,000	72,360
Louisiana-Pacific Corp 4.875% due 09/15/24	45,000	45,338
LSB Industries Inc 8.500% due 08/01/19	88,000	85,800
MasTec Inc 4.875% due 03/15/23	100,000	99,250
Meccanica Holdings USA Inc (Italy) 6.250% due 01/15/40 ~	150,000	159,375
Michael Baker International LLC 8.250% due 10/15/18 ~	100,000	101,000
Multi-Color Corp 6.125% due 12/01/22 ~	100,000	104,750
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	50,000	43,875
Navios Maritime Holdings Inc (Monaco)
7.375% due 01/15/22 ~	107,000	91,485
8.125% due 02/15/19	50,000	45,000
Norbord Inc (Canada) 6.250% due 04/15/23 ~	100,000	105,500
Novelis Corp
5.875% due 09/30/26 ~	175,000	178,937
6.250% due 08/15/24 ~	140,000	146,300
Orbital ATK Inc 5.500% due 10/01/23	100,000	103,500

	Principal Amount	Value
Owens-Brockway Glass Container Inc
5.000% due 01/15/22 ~	$100,000	$103,250
5.875% due 08/15/23 ~	160,000	169,600
Pactiv LLC 7.950% due 12/15/25	100,000	109,000
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	230,000	240,062
5.500% due 02/15/24 ~	135,000	140,737
Ply Gem Industries Inc 6.500% due 02/01/22	73,000	76,690
Reynolds Group Issuer Inc (New Zealand)
5.125% due 07/15/23 ~	105,500	108,533
5.750% due 10/15/20	335,000	345,053
6.875% due 02/15/21	97,220	100,015
7.000% due 07/15/24 ~	125,000	134,063
RSI Home Products Inc 6.500% due 03/15/23 ~	117,000	121,095
Sanmina Corp 4.375% due 06/01/19 ~	50,000	51,250
Sealed Air Corp
5.125% due 12/01/24 ~	50,000	52,188
5.250% due 04/01/23 ~	100,000	105,500
5.500% due 09/15/25 ~	100,000	106,250
Sequa Corp 7.000% due 12/15/17 ~	62,500	33,438
Silgan Holdings Inc
4.750% due 03/15/25 ~	100,000	100,625
5.000% due 04/01/20	50,000	50,563
SPL Logistics Escrow LLC 8.875% due 08/01/20 ~	100,000	88,250
SPX FLOW Inc 5.625% due 08/15/24 ~	100,000	101,125
St Marys Cement Inc (Brazil) 5.750% due 01/28/27 ~	200,000	200,060
Standard Industries Inc
5.000% due 02/15/27 ~	100,000	98,250
5.375% due 11/15/24 ~	100,000	101,812
5.500% due 02/15/23 ~	150,000	153,750
6.000% due 10/15/25 ~	100,000	103,750
StandardAero Aviation Holdings Inc 10.000% due 07/15/23 ~	50,000	53,875
Summit Materials LLC 6.125% due 07/15/23	100,000	102,500
Teekay Corp (Bermuda) 8.500% due 01/15/20	25,000	24,875
Terex Corp 5.625% due 02/01/25 ~	80,000	81,300
TransDigm Inc
5.500% due 10/15/20	100,000	100,625
6.375% due 06/15/26	151,000	151,467
6.500% due 07/15/24	220,000	223,300
6.500% due 05/15/25	100,000	101,125
Triumph Group Inc 5.250% due 06/01/22	50,000	48,250
US Concrete Inc
6.375% due 06/01/24 ~	50,000	52,000
6.375% due 06/01/24	200,000	208,000
USG Corp 5.500% due 03/01/25 ~	100,000	104,375
Vertiv Group Corp 9.250% due 10/15/24 ~	125,000	134,375
Welbilt Inc 9.500% due 02/15/24	100,000	115,750
WESCO Distribution Inc 5.375% due 12/15/21	100,000	104,250
Xerium Technologies Inc 9.500% due 08/15/21	62,000	63,163
XPO Logistics Inc
6.125% due 09/01/23 ~	60,000	62,625
6.500% due 06/15/22 ~	255,000	268,706

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Zebra Technologies Corp 7.250% due 10/15/22	$100,000	$108,375
Zekelman Industries Inc 9.875% due 06/15/23 ~	100,000	112,000

		15,625,066

Technology - 5.5%

Advanced Micro Devices Inc
7.000% due 07/01/24	100,000	107,000
7.500% due 08/15/22	100,000	111,250
Amkor Technology Inc
6.375% due 10/01/22	50,000	51,813
6.625% due 06/01/21	50,000	51,188
Blackboard Inc 9.750% due 10/15/21 ~	50,000	50,000
BMC Software Finance Inc 8.125% due 07/15/21 ~	240,000	243,000
Boxer Parent Co Inc 9.000% Cash or 9.750% PIK due 10/15/19 ~	80,000	80,200
Camelot Finance SA 7.875% due 10/15/24 ~	45,000	47,812
CDW LLC
5.000% due 09/01/25	70,000	71,487
5.500% due 12/01/24	100,000	105,250
6.000% due 08/15/22	100,000	106,182
Change Healthcare Holdings LLC 5.750% due 03/01/25 ~	95,000	97,731
Conduent Finance Inc 10.500% due 12/15/24 ~	55,000	63,525
Dell Inc
4.625% due 04/01/21	100,000	102,500
5.400% due 09/10/40	100,000	86,000
5.650% due 04/15/18	100,000	103,625
Diamond 1 Finance Corp
5.875% due 06/15/21 ~	276,000	290,243
7.125% due 06/15/24 ~	200,000	221,202
Donnelley Financial Solutions Inc 8.250% due 10/15/24 ~	50,000	51,750
DynCorp International Inc 10.375% Cash or 1.500% PIK due 11/30/20	45,257	43,447
EMC Corp
1.875% due 06/01/18	250,000	247,656
2.650% due 06/01/20	175,000	170,611
3.375% due 06/01/23	170,000	162,568
Entegris Inc 6.000% due 04/01/22 ~	100,000	104,750
First Data Corp
5.000% due 01/15/24 ~	155,000	158,294
5.375% due 08/15/23 ~	200,000	208,750
5.750% due 01/15/24 ~	350,000	362,337
7.000% due 12/01/23 ~	350,000	376,250
Genesys Telecommunications Laboratories Inc 10.000% due 11/30/24 ~	95,000	103,550
Harland Clarke Holdings Corp 9.250% due 03/01/21 ~	100,000	97,625
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	40,000	41,100
Infor US Inc
5.750% due 08/15/20 ~	100,000	104,345
6.500% due 05/15/22	251,000	259,183
Informatica LLC 7.125% due 07/15/23 ~	51,000	49,853
Leidos Holdings Inc 4.450% due 12/01/20	100,000	104,500
Lexmark International Inc 6.125% due 03/15/20	50,000	51,860

	Principal Amount	Value
Micron Technology Inc
5.250% due 08/01/23 ~	$103,000	$106,090
5.250% due 01/15/24 ~	150,000	154,828
5.500% due 02/01/25	120,000	125,100
5.875% due 02/15/22	25,000	26,219
MSCI Inc
4.750% due 08/01/26 ~	55,000	55,687
5.250% due 11/15/24 ~	95,000	100,462
5.750% due 08/15/25 ~	151,000	161,192
NCR Corp
4.625% due 02/15/21	45,000	46,130
5.000% due 07/15/22	113,000	115,260
6.375% due 12/15/23	44,000	46,420
NeuStar Inc 4.500% due 01/15/23	50,000	51,563
Nuance Communications Inc
5.625% due 12/15/26 ~	80,000	82,000
6.000% due 07/01/24 ~	100,000	103,750
NXP BV (Netherlands)
3.875% due 09/01/22 ~	200,000	205,000
4.125% due 06/15/20 ~	200,000	208,250
4.625% due 06/01/23 ~	200,000	212,250
5.750% due 03/15/23 ~	100,000	105,750
Open Text Corp (Canada)
5.625% due 01/15/23 ~	80,000	83,600
5.875% due 06/01/26 ~	158,000	165,900
PTC Inc 6.000% due 05/15/24	15,000	16,013
Qorvo Inc
6.750% due 12/01/23	100,000	108,875
7.000% due 12/01/25	45,000	49,950
Quintiles IMS Inc
4.875% due 05/15/23 ~	40,000	40,750
5.000% due 10/15/26 ~	200,000	201,250
Rackspace Hosting Inc 8.625% due 11/15/24 ~	165,000	174,273
Riverbed Technology Inc 8.875% due 03/01/23 ~	145,000	148,987
RP Crown Parent LLC 7.375% due 10/15/24 ~	100,000	104,500
Sensata Technologies BV
4.875% due 10/15/23 ~	100,000	100,562
5.000% due 10/01/25 ~	150,000	151,875
Solera LLC 10.500% due 03/01/24 ~	200,000	229,436
SS&C Technologies Holdings Inc 5.875% due 07/15/23	133,000	141,312
Veritas US Inc 10.500% due 02/01/24 ~	80,000	85,000
Western Digital Corp 10.500% due 04/01/24	400,000	472,000

		8,868,671

Utilities - 2.9%

AES Corp
4.875% due 05/15/23	102,000	102,000
5.500% due 03/15/24	100,000	102,000
5.500% due 04/15/25	100,000	101,750
7.375% due 07/01/21	100,000	113,500
8.000% due 06/01/20	102,000	117,555
AmeriGas Partners LP
5.500% due 05/20/25	65,000	64,838
5.625% due 05/20/24	90,000	90,900
5.750% due 05/20/27	100,000	99,225
5.875% due 08/20/26	90,000	90,000
Calpine Corp
5.250% due 06/01/26 ~	100,000	102,000
5.375% due 01/15/23	100,000	101,750
5.500% due 02/01/24	100,000	99,969
5.750% due 01/15/25	175,000	174,541
6.000% due 01/15/22 ~	247,000	258,424

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
DPL Inc 7.250% due 10/15/21	$100,000	$106,870
Dynegy Inc
5.875% due 06/01/23	100,000	92,125
6.750% due 11/01/19	200,000	206,500
7.375% due 11/01/22	250,000	248,750
7.625% due 11/01/24	100,000	95,875
8.000% due 01/15/25 ~	100,000	96,250
Enel SPA (Italy) 8.750% due 09/24/73 § ~	200,000	230,500
GenOn Energy Inc
7.875% due 06/15/17	100,000	69,750
9.875% due 10/15/20	100,000	65,500
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	45,000
IPALCO Enterprises Inc 5.000% due 05/01/18	100,000	103,250
NGL Energy Partners LP
6.125% due 03/01/25 ~	135,000	131,625
6.875% due 10/15/21	100,000	102,500
7.500% due 11/01/23 ~	95,000	98,562
NRG Energy Inc
6.250% due 07/15/22	100,000	102,750
6.625% due 03/15/23	150,000	154,219
6.625% due 01/15/27 ~	220,000	220,550
7.250% due 05/15/26	285,000	294,975
NRG Yield Operating LLC 5.375% due 08/15/24	150,000	153,000

	Principal Amount	Value
Talen Energy Supply LLC
4.600% due 12/15/21	$200,000	$170,500
4.625% due 07/15/19 ~	155,000	158,875
6.500% due 06/01/25	28,000	23,870
Terraform Global Operating LLC 9.750% due 08/15/22 ~	100,000	112,625

		4,702,873

Total Corporate Bonds & Notes (Cost $155,963,757)		159,826,713

	Shares

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio	2,696,108	2,696,108

Total Short-Term Investment (Cost $2,696,108)		2,696,108

TOTAL INVESTMENTS - 99.8% (Cost $158,659,865)		162,525,357

OTHER ASSETS & LIABILITIES, NET - 0.2%		338,263

NET ASSETS - 100.0%		$162,863,620

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$2,536	$-	$2,536	$-
	Corporate Bonds & Notes	159,826,713	-	159,826,713	-
	Short-Term Investment	2,696,108	2,696,108	-	-

	Total	$162,525,357	$2,696,108	$159,829,249	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%

Basic Materials - 2.3%

AdvanSix Inc *	1,296	$35,407
Air Products & Chemicals Inc	7,256	981,664
Axalta Coating Systems Ltd *	7,168	230,810
Celanese Corp ‘A’	557	50,046
EI du Pont de Nemours & Co	37,252	2,992,453
FMC Corp	4,519	314,477
Freeport-McMoRan Inc *	12,515	167,200
International Flavors & Fragrances Inc	3,399	450,470
LyondellBasell Industries NV ‘A’	6,187	564,193
Monsanto Co	12,062	1,365,418
NewMarket Corp	284	128,717
PPG Industries Inc	11,300	1,187,404
Praxair Inc	10,678	1,266,411
Royal Gold Inc	131	9,177
RPM International Inc	5,586	307,398
Southern Copper Corp (Peru)	1,695	60,834
Steel Dynamics Inc	1,449	50,367
The Sherwin-Williams Co	3,418	1,060,229
The Valspar Corp	3,335	369,985
Valvoline Inc	184	4,517
Versum Materials Inc *	3,628	111,017
WR Grace & Co	1,617	112,721

		11,820,915

Communications - 18.4%

Alphabet Inc ‘A’ *	12,528	10,621,238
Alphabet Inc ‘C’ *	12,661	10,503,059
Amazon.com Inc *	16,599	14,715,677
AMC Networks Inc ‘A’ *	2,452	143,883
Arista Networks Inc *	1,616	213,748
ARRIS International PLC *	1,774	46,922
Cable One Inc	195	121,772
CBS Corp ‘B’	15,407	1,068,630
CDW Corp	6,987	403,220
Charter Communications Inc ‘A’ *	8,551	2,798,913
Clear Channel Outdoor Holdings Inc ‘A’	539	3,261
Comcast Corp ‘A’	190,190	7,149,242
CommScope Holding Co Inc *	5,550	231,490
Discovery Communications Inc ‘A’ *	5,862	170,526
Discovery Communications Inc ‘C’ *	8,784	248,675
DISH Network Corp ‘A’ *	7,260	460,937
eBay Inc *	43,049	1,445,155
Expedia Inc	5,088	641,953
F5 Networks Inc *	2,824	402,618
Facebook Inc ‘A’ *	95,704	13,594,753
FactSet Research Systems Inc	1,726	284,635
FireEye Inc *	1,461	18,423
GoDaddy Inc ‘A’ *	1,929	73,109
Groupon Inc *	14,679	57,688
IAC/InterActiveCorp *	2,286	168,524
Liberty Expedia Holdings Inc ‘A’ *	410	18,647
Liberty Ventures ‘A’ *	615	27,355
Match Group Inc *	1,102	17,996
Motorola Solutions Inc	819	70,614
Netflix Inc *	17,370	2,567,460
Omnicom Group Inc	10,064	867,617
Palo Alto Networks Inc *	3,709	417,930
Pandora Media Inc *	8,243	97,350
Scripps Networks Interactive Inc ‘A’	3,442	269,750
Sirius XM Holdings Inc	76,242	392,646
Symantec Corp	3,613	110,847
T-Mobile US Inc *	7,530	486,363
The Interpublic Group of Cos Inc	17,239	423,562
The Priceline Group Inc *	2,108	3,752,177
The Walt Disney Co	69,223	7,849,196
Time Warner Inc	22,011	2,150,695

	Shares	Value
Tribune Media Co ‘A’	251	$9,355
TripAdvisor Inc *	4,887	210,923
Twenty-First Century Fox Inc ‘A’	35,847	1,161,084
Twenty-First Century Fox Inc ‘B’	16,126	512,484
Twitter Inc *	23,887	357,111
VeriSign Inc *	4,050	352,795
Verizon Communications Inc	87,080	4,245,150
Viacom Inc ‘A’	393	19,159
Viacom Inc ‘B’	12,966	604,475
Yelp Inc *	2,178	71,330
Zayo Group Holdings Inc *	7,035	231,452
Zillow Group Inc ‘A’ *	1,468	49,633
Zillow Group Inc ‘C’ *	2,939	98,956

		93,032,163

Consumer, Cyclical - 13.0%

Adient PLC	824	59,880
Advance Auto Parts Inc	3,020	447,745
Alaska Air Group Inc	4,230	390,091
Aramark	4,326	159,500
AutoNation Inc *	1,070	45,250
AutoZone Inc *	1,250	903,812
Bed Bath & Beyond Inc	647	25,531
BorgWarner Inc	1,089	45,509
Brinker International Inc	2,098	92,228
Brunswick Corp	3,050	186,660
Burlington Stores Inc *	1,668	162,280
Cabela’s Inc *	338	17,951
CalAtlantic Group Inc	381	14,268
CarMax Inc *	8,271	489,809
Carter’s Inc	2,158	193,788
Casey’s General Stores Inc	1,685	189,141
Chipotle Mexican Grill Inc *	1,207	537,743
Choice Hotels International Inc	937	58,656
Cinemark Holdings Inc	4,389	194,608
Coach Inc	2,185	90,306
Copart Inc *	4,080	252,674
Costco Wholesale Corp	18,561	3,112,494
CVS Health Corp	43,084	3,382,094
Darden Restaurants Inc	4,992	417,681
Delphi Automotive PLC	11,662	938,674
Delta Air Lines Inc	24,202	1,112,324
Dick’s Sporting Goods Inc	2,830	137,708
Dollar General Corp	12,098	843,594
Dollar Tree Inc *	9,641	756,433
Domino’s Pizza Inc	2,135	393,481
DR Horton Inc	7,987	266,047
Dunkin’ Brands Group Inc	3,981	217,681
Extended Stay America Inc	421	6,711
Fastenal Co	12,289	632,883
Foot Locker Inc	5,119	382,952
Genuine Parts Co	5,875	542,909
Hanesbrands Inc	16,113	334,506
Harley-Davidson Inc	7,765	469,782
Hasbro Inc	4,798	478,936
HD Supply Holdings Inc *	8,658	356,060
Hilton Grand Vacations Inc *	1,967	56,374
Hilton Worldwide Holdings Inc	6,559	383,439
Hyatt Hotels Corp ‘A’ *	55	2,969
JetBlue Airways Corp *	1,001	20,631
Kate Spade & Co *	5,178	120,285
L Brands Inc	1,820	85,722
Las Vegas Sands Corp	15,495	884,300
Lear Corp	2,625	371,648
Leggett & Platt Inc	5,714	287,528
Lennar Corp ‘A’	3,931	201,228
Lennar Corp ‘B’	145	6,061
Liberty Interactive Corp QVC Group ‘A’ *	10,830	216,817
Lions Gate Entertainment Corp ‘A’	1,251	33,227
Lions Gate Entertainment Corp ‘B’ *	3,761	91,693

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
LKQ Corp *	13,078	$382,793
Lowe’s Cos Inc	38,207	3,140,997
Lululemon Athletica Inc *	4,152	215,364
Marriott International Inc ‘A’	10,346	974,386
Mattel Inc	14,552	372,677
McDonald’s Corp	35,475	4,597,915
MGM Resorts International	1,769	48,471
Michael Kors Holdings Ltd *	6,901	262,997
Mohawk Industries Inc *	2,086	478,716
MSC Industrial Direct Co Inc ‘A’	819	84,160
Newell Brands Inc	20,027	944,674
NIKE Inc ‘B’	56,598	3,154,207
Nordstrom Inc	5,307	247,147
Norwegian Cruise Line Holdings Ltd *	613	31,097
Nu Skin Enterprises Inc ‘A’	656	36,434
NVR Inc *	151	318,139
O’Reilly Automotive Inc *	4,015	1,083,408
PACCAR Inc	1,250	84,000
Panera Bread Co ‘A’ *	938	245,634
Polaris Industries Inc	2,605	218,299
Pool Corp	1,759	209,901
PulteGroup Inc	4,241	99,876
Ralph Lauren Corp	126	10,284
Regal Entertainment Group ‘A’	945	21,338
Rite Aid Corp *	44,028	187,119
Ross Stores Inc	16,821	1,107,999
Sally Beauty Holdings Inc *	6,201	126,748
Signet Jewelers Ltd (NYSE)	2,705	187,375
Six Flags Entertainment Corp	3,036	180,612
Skechers U.S.A. Inc ‘A’ *	5,399	148,203
Southwest Airlines Co	27,180	1,461,197
Starbucks Corp	60,762	3,547,893
Target Corp	2,766	152,656
Tempur Sealy International Inc *	2,206	102,491
Tesla Inc *	4,990	1,388,717
The Gap Inc	590	14,331
The Home Depot Inc	53,076	7,793,149
The Madison Square Garden Co ‘A’ *	81	16,177
The Michaels Cos Inc *	2,961	66,297
The Scotts Miracle-Gro Co	1,780	166,234
The TJX Cos Inc	28,184	2,228,791
The Toro Co	4,584	286,317
The Wendy’s Co	4,959	67,492
Thor Industries Inc	2,002	192,452
Toll Brothers Inc *	3,011	108,727
Tractor Supply Co	5,690	392,439
Tupperware Brands Corp	2,081	130,520
Ulta Beauty Inc *	2,487	709,367
Under Armour Inc ‘A’ *	7,821	154,699
Under Armour Inc ‘C’ *	7,934	145,192
Urban Outfitters Inc *	2,882	68,476
Vail Resorts Inc	1,651	316,827
VF Corp	14,515	797,890
Vista Outdoor Inc *	491	10,110
Visteon Corp *	1,447	141,734
WABCO Holdings Inc *	2,209	259,381
Walgreens Boots Alliance Inc	7,563	628,107
Watsco Inc	1,127	161,364
Whirlpool Corp	302	51,742
Williams-Sonoma Inc	3,702	198,501
WW Grainger Inc	2,361	549,546
Wyndham Worldwide Corp	4,412	371,887
Wynn Resorts Ltd	3,136	359,417
Yum China Holdings Inc *	14,793	402,370
Yum! Brands Inc	14,793	945,273

		65,691,035

Consumer, Non-Cyclical - 25.2%

Abbott Laboratories	7,170	318,420
AbbVie Inc	68,956	4,493,173

	Shares	Value
ABIOMED Inc *	1,650	$206,580
Acadia Healthcare Co Inc *	1,039	45,300
ACADIA Pharmaceuticals Inc *	4,121	141,680
Aetna Inc	4,875	621,806
Agios Pharmaceuticals Inc *	1,350	78,840
Akorn Inc *	3,570	85,966
Alere Inc *	663	26,341
Alexion Pharmaceuticals Inc *	9,258	1,122,440
Align Technology Inc *	3,098	355,372
Alkermes PLC *	6,455	377,617
Allergan PLC	8,449	2,018,635
Alnylam Pharmaceuticals Inc *	2,691	137,914
Altria Group Inc	83,471	5,961,499
AMERCO	158	60,228
AmerisourceBergen Corp	7,008	620,208
Amgen Inc	32,064	5,260,740
Anthem Inc	3,053	504,905
AquaBounty Technologies Inc *	35	388
Automatic Data Processing Inc	19,399	1,986,264
Avery Dennison Corp	3,515	283,309
Avis Budget Group Inc *	3,222	95,307
Baxter International Inc	2,298	119,174
Becton Dickinson & Co	8,898	1,632,249
Bio-Techne Corp	1,522	154,711
Biogen Inc *	9,323	2,549,095
BioMarin Pharmaceutical Inc *	7,280	639,038
Bioverativ Inc *	4,661	253,838
Blue Buffalo Pet Products Inc *	2,471	56,833
Booz Allen Hamilton Holding Corp	4,427	156,672
Boston Scientific Corp *	57,365	1,426,668
Bristol-Myers Squibb Co	71,281	3,876,261
Brown-Forman Corp ‘A’	2,124	99,977
Brown-Forman Corp ‘B’	7,458	344,410
Bruker Corp	4,618	107,738
Campbell Soup Co	7,942	454,600
Cardinal Health Inc	12,863	1,048,978
Celgene Corp *	32,740	4,073,838
Centene Corp *	5,223	372,191
Charles River Laboratories International Inc *	2,030	182,598
Church & Dwight Co Inc	10,898	543,483
Cigna Corp	3,637	532,784
Cintas Corp	3,785	478,954
Colgate-Palmolive Co	6,612	483,932
Conagra Brands Inc	14,726	594,047
Constellation Brands Inc ‘A’	7,036	1,140,325
CoreLogic Inc *	2,157	87,833
CoStar Group Inc *	1,368	283,477
Coty Inc ‘A’	1,043	18,910
CR Bard Inc	3,120	775,445
Danaher Corp	6,827	583,913
DaVita Inc *	2,871	195,142
DexCom Inc *	3,513	297,656
Dr Pepper Snapple Group Inc	7,875	771,120
Ecolab Inc	11,099	1,391,149
Edwards Lifesciences Corp *	8,974	844,184
Eli Lilly & Co	41,523	3,492,500
Envision Healthcare Corp *	3,535	216,766
Equifax Inc	5,033	688,212
Euronet Worldwide Inc *	2,065	176,599
Express Scripts Holding Co *	22,598	1,489,434
FleetCor Technologies Inc *	3,904	591,183
Flowers Foods Inc	6,562	127,368
Gartner Inc *	3,418	369,110
General Mills Inc	25,306	1,493,307
Gilead Sciences Inc	56,460	3,834,763
Global Payments Inc	6,533	527,082
HCA Holdings Inc *	8,895	791,566
Henry Schein Inc *	3,496	594,215
Herbalife Ltd *	3,055	177,618

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Herc Holdings Inc *	197	$9,631
Hertz Global Holdings Inc *	591	10,366
Hill-Rom Holdings Inc	2,538	179,183
Hologic Inc *	11,928	507,536
Hormel Foods Corp	10,078	349,001
Humana Inc	5,984	1,233,542
IDEXX Laboratories Inc *	3,791	586,127
Illumina Inc *	6,229	1,062,917
Incyte Corp *	6,937	927,269
Ingredion Inc	2,173	261,694
Intercept Pharmaceuticals Inc *	723	81,771
Intrexon Corp *	2,386	47,291
Intuitive Surgical Inc *	1,605	1,230,184
Ionis Pharmaceuticals Inc *	5,185	208,437
Johnson & Johnson	20,274	2,525,127
Juno Therapeutics Inc *	2,346	52,058
KAR Auction Services Inc	5,942	259,487
Kellogg Co	9,766	709,109
Kimberly-Clark Corp	13,032	1,715,402
Laboratory Corp of America Holdings *	1,974	283,210
Lamb Weston Holdings Inc	4,908	206,430
Live Nation Entertainment Inc *	3,102	94,208
LSC Communications Inc	731	18,392
MarketAxess Holdings Inc	1,578	295,859
McCormick & Co Inc	4,925	480,434
McKesson Corp	9,030	1,338,788
Mead Johnson Nutrition Co	2,909	259,134
MEDNAX Inc *	2,806	194,680
Monster Beverage Corp *	17,811	822,334
Moody’s Corp	6,473	725,235
Morningstar Inc	719	56,513
Mylan NV *	6,248	243,610
Neurocrine Biosciences Inc *	3,561	154,191
Nielsen Holdings PLC	12,023	496,670
OPKO Health Inc *	12,382	99,056
Patheon NV *	810	21,335
Patterson Cos Inc	3,473	157,084
PayPal Holdings Inc *	48,244	2,075,457
PepsiCo Inc	53,618	5,997,709
Pfizer Inc	17,879	611,641
Philip Morris International Inc	7,087	800,122
Pilgrim’s Pride Corp	276	6,211
Post Holdings Inc *	1,536	134,431
Premier Inc ‘A’ *	578	18,398
Quanta Services Inc *	1,624	60,267
Quintiles IMS Holdings Inc *	4,772	384,289
Regeneron Pharmaceuticals Inc *	3,305	1,280,721
ResMed Inc	5,936	427,214
Reynolds American Inc	21,665	1,365,328
Robert Half International Inc	5,490	268,077
Rollins Inc	4,195	155,760
RR Donnelley & Sons Co	1,950	23,615
S&P Global Inc	11,230	1,468,210
Sabre Corp	8,935	189,333
Seattle Genetics Inc *	4,130	259,612
Service Corp International	7,865	242,871
ServiceMaster Global Holdings Inc *	5,882	245,573
Spectrum Brands Holdings Inc	1,031	143,319
Sprouts Farmers Market Inc *	5,782	133,680
Square Inc ‘A’ *	2,142	37,014
Stryker Corp	14,316	1,884,701
Sysco Corp	22,334	1,159,581
Teleflex Inc	333	64,512
Tenet Healthcare Corp *	3,321	58,815
The Clorox Co	4,693	632,757
The Coca-Cola Co	124,379	5,278,645
The Cooper Cos Inc	1,584	316,626
The Estee Lauder Cos Inc ‘A’	9,232	782,781
The Hain Celestial Group Inc *	3,146	117,031
The Hershey Co	5,968	652,004

	Shares	Value
The Kraft Heinz Co	3,282	$298,038
The Kroger Co	40,507	1,194,551
The Western Union Co	21,025	427,859
The WhiteWave Foods Co *	7,433	417,363
Thermo Fisher Scientific Inc	7,604	1,167,974
Total System Services Inc	7,102	379,673
TransUnion *	2,195	84,178
TreeHouse Foods Inc *	715	60,532
Tyson Foods Inc ‘A’	5,795	357,609
United Rentals Inc *	3,244	405,662
United Therapeutics Corp *	508	68,773
UnitedHealth Group Inc	40,287	6,607,471
Universal Health Services Inc ‘B’	877	109,143
US Foods Holding Corp *	1,850	51,763
Vantiv Inc ‘A’ *	6,606	423,577
Varex Imaging Corp *	1,639	55,070
Varian Medical Systems Inc *	4,099	373,542
VCA Inc *	3,271	299,296
Verisk Analytics Inc *	6,512	528,384
Vertex Pharmaceuticals Inc *	10,493	1,147,410
VWR Corp *	188	5,302
WellCare Health Plans Inc *	1,754	245,928
West Pharmaceutical Services Inc	3,095	252,583
WEX Inc *	1,679	173,777
Whole Foods Market Inc	2,220	65,978
Zimmer Biomet Holdings Inc	4,170	509,199
Zoetis Inc	19,415	1,036,179

		127,870,292

Energy - 0.5%

Apache Corp	11,075	569,144
Cabot Oil & Gas Corp	13,923	332,899
Chesapeake Energy Corp *	2,118	12,581
Cimarex Energy Co	613	73,247
Continental Resources Inc *	1,598	72,581
Devon Energy Corp	1,930	80,520
Diamondback Energy Inc *	839	87,017
EOG Resources Inc	2,667	260,166
Murphy USA Inc *	932	68,427
Newfield Exploration Co *	2,099	77,474
ONEOK Inc	8,943	495,800
Parsley Energy Inc ‘A’ *	545	17,718
Southwestern Energy Co *	21,015	171,693
The Williams Cos Inc	4,742	140,316

		2,459,583

Financial - 7.2%

Affiliated Managers Group Inc	1,966	322,306
Air Lease Corp	1,978	76,647
Alexandria Real Estate Equities Inc REIT	306	33,819
Alliance Data Systems Corp	2,339	582,411
American Tower Corp REIT	17,953	2,182,008
Ameriprise Financial Inc	2,006	260,138
AmTrust Financial Services Inc	164	3,027
Aon PLC	11,184	1,327,429
Arthur J Gallagher & Co	5,190	293,443
Artisan Partners Asset Management Inc ‘A’	1,627	44,905
Boston Properties Inc REIT	1,080	143,003
Brown & Brown Inc	290	12,099
Care Capital Properties Inc REIT	341	9,163
CBOE Holdings Inc	3,488	282,772
CBRE Group Inc ‘A’ *	12,693	441,589
Citizens Financial Group Inc	9,293	321,073
Colony NorthStar Inc ‘A’ REIT	7,982	103,048
Credit Acceptance Corp *	329	65,606
Crown Castle International Corp REIT	13,547	1,279,514
CubeSmart REIT	4,999	129,774
CyrusOne Inc REIT	2,571	132,329
Digital Realty Trust Inc REIT	4,746	504,927
Discover Financial Services	5,793	396,183

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Eaton Vance Corp	4,756	$213,830
Empire State Realty Trust Inc ‘A’ REIT	3,081	63,592
Equinix Inc REIT	3,203	1,282,385
Equity LifeStyle Properties Inc REIT	3,293	253,759
Erie Indemnity Co ‘A’	742	91,043
Essex Property Trust Inc REIT	1,139	263,713
Extra Space Storage Inc REIT	5,143	382,588
Federal Realty Investment Trust REIT	3,005	401,167
Federated Investors Inc ‘B’	3,870	101,936
First Hawaiian Inc	113	3,381
First Republic Bank	5,026	471,489
Gaming & Leisure Properties Inc REIT	7,889	263,650
Healthcare Trust of America Inc ‘A’ REIT	4,117	129,521
Interactive Brokers Group Inc ‘A’	191	6,631
Intercontinental Exchange Inc	11,975	716,943
Invesco Ltd	2,865	87,755
Invitation Homes Inc REIT *	469	10,238
Iron Mountain Inc REIT	11,179	398,755
Lamar Advertising Co ‘A’ REIT	3,424	255,910
Lazard Ltd ‘A’	723	33,251
Life Storage Inc REIT	1,240	101,829
Lincoln National Corp	2,248	147,132
LPL Financial Holdings Inc	513	20,433
Marsh & McLennan Cos Inc	22,178	1,638,732
Mastercard Inc ‘A’	41,134	4,626,341
Omega Healthcare Investors Inc REIT	2,830	93,362
Outfront Media Inc REIT	921	24,452
Park Hotels & Resorts Inc REIT	4,257	109,277
Public Storage REIT	6,280	1,374,755
Regency Centers Corp REIT	822	54,573
SBA Communications Corp REIT *	3,394	408,536
SEI Investments Co	5,509	277,874
Senior Housing Properties Trust REIT	1,140	23,085
Signature Bank *	1,352	200,623
Simon Property Group Inc REIT	11,918	2,050,253
SVB Financial Group *	1,642	305,560
T Rowe Price Group Inc	7,928	540,293
Tanger Factory Outlet Centers Inc REIT	3,491	114,400
Taubman Centers Inc REIT	1,204	79,488
TD Ameritrade Holding Corp	9,324	362,331
The Charles Schwab Corp	39,551	1,614,076
The Progressive Corp	2,317	90,780
Ventas Inc REIT	4,545	295,607
Visa Inc ‘A’	81,326	7,227,442
Western Alliance Bancorp *	2,184	107,213
XL Group Ltd (Bermuda)	3,814	152,026

		36,419,223

Industrial - 9.7%

3M Co	25,095	4,801,426
Acuity Brands Inc	1,852	377,808
Agilent Technologies Inc	3,532	186,737
Allegion PLC	4,150	314,155
AMETEK Inc	1,757	95,019
Amphenol Corp ‘A’	12,793	910,478
AO Smith Corp	6,240	319,238
AptarGroup Inc	653	50,274
B/E Aerospace Inc	4,306	276,058
Ball Corp	7,302	542,247
Bemis Co Inc	571	27,899
Berry Plastics Group Inc *	5,227	253,875
BWX Technologies Inc	3,864	183,926
Carlisle Cos Inc	776	82,574
CH Robinson Worldwide Inc	6,063	468,609
Clean Harbors Inc *	172	9,567
Cognex Corp	3,507	294,413
Covanta Holding Corp	4,904	76,993
Cree Inc *	1,503	40,175
Crown Holdings Inc *	5,650	299,167
Deere & Co	3,356	365,334

	Shares	Value
Donaldson Co Inc	4,940	$224,869
Eagle Materials Inc	2,030	197,194
Emerson Electric Co	4,499	269,310
Energizer Holdings Inc	794	44,265
Expeditors International of Washington Inc	5,493	310,300
FedEx Corp	10,625	2,073,469
Fitbit Inc ‘A’ *	4,260	25,219
Flowserve Corp	3,274	158,527
Fortive Corp	3,488	210,047
Fortune Brands Home & Security Inc	6,521	396,803
General Dynamics Corp	4,329	810,389
General Electric Co	72,038	2,146,732
Gentex Corp	7,568	161,425
Graco Inc	2,299	216,428
Graphic Packaging Holding Co	9,287	119,524
HEICO Corp	805	70,196
HEICO Corp ‘A’	1,584	118,800
Hexcel Corp	3,922	213,945
Honeywell International Inc	32,483	4,056,152
Hubbell Inc	1,460	175,273
Huntington Ingalls Industries Inc	1,673	335,002
IDEX Corp	2,966	277,351
Illinois Tool Works Inc	12,536	1,660,644
Ingersoll-Rand PLC	5,550	451,326
JB Hunt Transport Services Inc	3,785	347,236
Johnson Controls International PLC	8,455	356,125
Landstar System Inc	1,805	154,598
Lennox International Inc	1,587	265,505
Lincoln Electric Holdings Inc	1,597	138,715
Lockheed Martin Corp	10,852	2,903,995
Martin Marietta Materials Inc	2,451	534,931
Masco Corp	9,209	313,014
Mettler-Toledo International Inc *	1,120	536,379
National Instruments Corp	3,376	109,923
Nordson Corp	2,467	303,046
Northrop Grumman Corp	7,078	1,683,431
Old Dominion Freight Line Inc	1,739	148,806
Owens-Illinois Inc *	6,678	136,098
Packaging Corp of America	3,922	359,334
PerkinElmer Inc	945	54,867
Raytheon Co	4,821	735,202
Rockwell Automation Inc	4,347	676,871
Rockwell Collins Inc	5,567	540,890
Roper Technologies Inc	2,177	449,529
Sealed Air Corp	8,403	366,203
Silgan Holdings Inc	1,514	89,871
Snap-on Inc	1,820	306,979
Spirit AeroSystems Holdings Inc ‘A’	2,671	154,704
Stanley Black & Decker Inc	751	99,785
Stericycle Inc *	3,347	277,433
Textron Inc	3,476	165,423
The Boeing Co	25,431	4,497,727
The Middleby Corp *	2,439	332,802
TransDigm Group Inc	2,137	470,482
Trimble Inc *	8,613	275,702
Union Pacific Corp	5,629	596,224
United Parcel Service Inc ‘B’	29,502	3,165,565
Valmont Industries Inc	735	114,292
Vulcan Materials Co	5,249	632,400
Wabtec Corp	3,695	288,210
Waste Management Inc	15,664	1,142,219
Waters Corp *	3,274	511,759
Welbilt Inc *	2,297	45,090
Xylem Inc	4,043	203,039
Zebra Technologies Corp ‘A’ *	1,755	160,144

		49,343,710

Technology - 19.5%

Accenture PLC ‘A’	26,636	3,193,124
Activision Blizzard Inc	23,834	1,188,363

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Adobe Systems Inc *	20,770	$2,702,800
Akamai Technologies Inc *	6,551	391,095
Analog Devices Inc	1,114	91,292
ANSYS Inc *	944	100,885
Apple Inc	214,106	30,758,468
Applied Materials Inc	33,153	1,289,652
athenahealth Inc *	1,623	182,896
Atlassian Corp PLC ‘A’ * (Australia)	1,150	34,443
Autodesk Inc *	7,408	640,570
Black Knight Financial Services Inc ‘A’ *	959	36,730
Broadcom Ltd	16,047	3,513,651
Broadridge Financial Solutions Inc	5,053	343,351
Cadence Design Systems Inc *	11,894	373,472
CDK Global Inc	6,190	402,412
Cerner Corp *	12,533	737,567
Citrix Systems Inc *	6,635	553,293
Cognizant Technology Solutions Corp ‘A’ *	25,742	1,532,164
CommerceHub Inc ‘A’ *	102	1,579
CommerceHub Inc ‘C’ *	205	3,184
CSRA Inc	7,061	206,817
Dell Technologies Inc ‘V’ *	996	63,824
Donnelley Financial Solutions Inc *	731	14,101
DST Systems Inc	1,361	166,722
Electronic Arts Inc *	12,381	1,108,347
Fidelity National Information Services Inc	7,871	626,689
First Data Corp ‘A’ *	13,586	210,583
Fiserv Inc *	9,424	1,086,681
Fortinet Inc *	6,062	232,478
Genpact Ltd	6,562	162,475
Guidewire Software Inc *	2,997	168,821
Inovalon Holdings Inc ‘A’ *	2,444	30,794
Intel Corp	18,078	652,073
International Business Machines Corp	25,791	4,491,245
Intuit Inc	10,382	1,204,208
IPG Photonics Corp *	1,231	148,582
Jack Henry & Associates Inc	3,382	314,864
KLA-Tencor Corp	6,646	631,835
Lam Research Corp	5,436	697,765
Leidos Holdings Inc	2,914	149,022
Manhattan Associates Inc *	2,970	154,589
Maxim Integrated Products Inc	12,075	542,892
Microchip Technology Inc	8,971	661,880
Microsoft Corp	323,024	21,274,361
MSCI Inc	3,889	377,972
NCR Corp *	5,337	243,794
Nuance Communications Inc *	7,004	121,239
Nutanix Inc ‘A’ *	501	9,404
NVIDIA Corp	21,645	2,357,790
ON Semiconductor Corp *	1,708	26,457
Oracle Corp	12,371	551,870
Paychex Inc	13,706	807,283
Pitney Bowes Inc	7,818	102,494
PTC Inc *	2,097	110,197
Qorvo Inc *	557	38,188
QUALCOMM Inc	12,990	744,847
Red Hat Inc *	7,731	668,731
salesforce.com Inc *	27,267	2,249,255
ServiceNow Inc *	6,729	588,586
Skyworks Solutions Inc	7,436	728,579
Splunk Inc *	5,622	350,194
SS&C Technologies Holdings Inc	6,718	237,817
Synopsys Inc *	596	42,989
Tableau Software Inc ‘A’ *	2,276	112,776
Teradata Corp *	5,368	167,052
Texas Instruments Inc	42,907	3,456,588
The Dun & Bradstreet Corp	609	65,735
The Ultimate Software Group Inc *	1,155	225,468
Twilio Inc ‘A’ *	699	20,180
Tyler Technologies Inc *	1,429	220,866
Veeva Systems Inc ‘A’ *	3,978	203,992

	Shares	Value
VeriFone Systems Inc *	4,653	$87,151
VMware Inc ‘A’ *	1,057	97,392
Workday Inc ‘A’ *	4,977	414,485
Xilinx Inc	3,501	202,673

		98,704,683

Utilities - 0.0%

Dominion Resources Inc	1,585	122,948

Total Common Stocks (Cost $327,939,727)		485,464,552

EXCHANGE-TRADED FUND - 3.7%

iShares Russell 1000 Growth	167,784	19,093,819

Total Exchange-Traded Fund (Cost $17,683,407)		19,093,819

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $1,297,004; collateralized by U.S. Treasury Notes: 1.250% due 03/31/21 and value $1,325,148)	$1,296,995	1,296,995

Total Short-Term Investment (Cost $1,296,995)		1,296,995

TOTAL INVESTMENTS - 99.8% (Cost $346,920,129)		505,855,366

OTHER ASSETS & LIABILITIES, NET - 0.2%		760,786

NET ASSETS - 100.0%		$506,616,152

Notes to Schedule of Investments

(a)	As of March 31, 2017, $65,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Index (06/17)	6	$9,050
S&P 500 E-Mini Index (06/17)	8	(1,118)

Total Futures Contracts		$7,932

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$485,464,552	$485,464,552	$-	$-
	Exchange-Traded Fund	19,093,819	19,093,819	-	-
	Short-Term Investment	1,296,995	-	1,296,995	-
	Derivatives:
	Equity Contracts
	Futures	9,050	9,050	-	-

	Total Assets	505,864,416	504,567,421	1,296,995	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(1,118)	(1,118)	-	-

	Total Liabilities	(1,118)	(1,118)	-	-

	Total	$505,863,298	$504,566,303	$1,296,995	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

Basic Materials - 2.6%

Air Products & Chemicals Inc	1,269	$171,683
Albemarle Corp	5,498	580,809
Alcoa Corp	7,155	246,132
Ashland Global Holdings Inc	3,049	377,497
Cabot Corp	3,076	184,283
Celanese Corp ‘A’	6,585	591,662
CF Industries Holdings Inc	11,463	336,439
Compass Minerals International Inc	1,638	111,138
Domtar Corp	3,035	110,838
Eastman Chemical Co	7,256	586,285
FMC Corp	1,261	87,753
Freeport-McMoRan Inc *	51,008	681,467
Huntsman Corp	9,922	243,486
International Paper Co	20,163	1,023,877
LyondellBasell Industries NV ‘A’	9,020	822,534
Monsanto Co	7,535	852,962
NewMarket Corp	25	11,331
Newmont Mining Corp	26,133	861,344
Nucor Corp	15,635	933,722
Platform Specialty Products Corp *	9,754	126,997
Praxair Inc	1,703	201,976
Reliance Steel & Aluminum Co	3,412	273,028
Royal Gold Inc	2,968	207,908
Southern Copper Corp (Peru)	2,264	81,255
Steel Dynamics Inc	9,804	340,787
Tahoe Resources Inc (NYSE)	14,655	117,680
The Dow Chemical Co	55,234	3,509,568
The Mosaic Co	17,193	501,692
United States Steel Corp	7,547	255,164
Valvoline Inc	1,489	36,555
Versum Materials Inc *	615	18,819
Westlake Chemical Corp	1,845	121,862
WR Grace & Co	1,528	106,517

		14,715,050

Communications - 6.7%

ARRIS International PLC *	7,117	188,245
AT&T Inc	303,415	12,606,893
CenturyLink Inc	26,421	622,743
Cisco Systems Inc	247,876	8,378,209
Clear Channel Outdoor Holdings Inc ‘A’	919	5,560
Comcast Corp ‘A’	17,800	669,102
Discovery Communications Inc ‘A’ *	647	18,821
Discovery Communications Inc ‘C’ *	802	22,705
DISH Network Corp ‘A’ *	2,451	155,614
EchoStar Corp ‘A’ *	2,210	125,859
FireEye Inc *	5,644	71,171
Frontier Communications Corp	57,257	122,530
IAC/InterActiveCorp *	739	54,479
John Wiley & Sons Inc ‘A’	2,156	115,993
Juniper Networks Inc	18,339	510,374
Level 3 Communications Inc *	14,362	821,794
Liberty Broadband Corp ‘A’ *	1,272	108,234
Liberty Broadband Corp ‘C’ *	5,070	438,048
Liberty Expedia Holdings Inc ‘A’ *	2,100	95,508
Liberty Media Corp-Liberty SiriusXM ‘A’ *	4,567	177,748
Liberty Media Corp-Liberty SiriusXM ‘C’ *	8,999	348,981
Liberty Ventures ‘A’ *	3,159	140,512
Motorola Solutions Inc	7,180	619,060
News Corp ‘A’	18,561	241,293
News Corp ‘B’	5,905	79,718
Pandora Media Inc *	1,498	17,691
Sprint Corp *	37,187	322,783
Symantec Corp	25,864	793,508
T-Mobile US Inc *	5,371	346,913
TEGNA Inc	10,655	272,981

	Shares	Value
Telephone & Data Systems Inc	4,645	$123,139
Thomson Reuters Corp (NYSE)	14,746	637,470
Time Warner Inc	13,279	1,297,491
Tribune Media Co ‘A’	3,473	129,439
Twenty-First Century Fox Inc ‘A’	12,085	391,433
Twenty-First Century Fox Inc ‘B’	5,575	177,173
Twitter Inc *	3,608	53,940
United States Cellular Corp *	753	28,109
Verizon Communications Inc	100,482	4,898,497
Viacom Inc ‘A’	58	2,828
Viacom Inc ‘B’	1,980	92,308
Yahoo! Inc *	42,654	1,979,572
Yelp Inc *	755	24,726
Zillow Group Inc ‘A’ *	817	27,623
Zillow Group Inc ‘C’ *	1,535	51,683

		38,408,501

Consumer, Cyclical - 5.7%

Adient PLC	3,530	256,525
Alaska Air Group Inc	1,061	97,845
Allison Transmission Holdings Inc	6,925	249,715
American Airlines Group Inc	25,989	1,099,335
Aramark	6,752	248,946
AutoNation Inc *	1,914	80,943
Bed Bath & Beyond Inc	6,533	257,792
Best Buy Co Inc	13,615	669,177
BorgWarner Inc	9,374	391,739
Brunswick Corp	818	50,062
Burlington Stores Inc *	1,457	141,752
Cabela’s Inc *	2,199	116,789
CalAtlantic Group Inc	3,187	119,353
Carnival Corp	20,047	1,180,969
Choice Hotels International Inc	504	31,550
Coach Inc	11,106	459,011
Copa Holdings SA ‘A’ (Panama)	1,515	170,059
CST Brands Inc	3,733	179,520
CVS Health Corp	3,058	240,053
Delta Air Lines Inc	8,384	385,329
Dick’s Sporting Goods Inc	926	45,059
Dillard’s Inc ‘A’	923	48,218
Dolby Laboratories Inc ‘A’	2,460	128,929
DR Horton Inc	7,435	247,660
Extended Stay America Inc	3,086	49,191
Foot Locker Inc	664	49,674
Ford Motor Co	191,109	2,224,509
GameStop Corp ‘A’	4,970	112,073
General Motors Co	68,987	2,439,380
Genuine Parts Co	406	37,518
Hilton Grand Vacations Inc *	306	8,770
Hilton Worldwide Holdings Inc	1,021	59,688
Hyatt Hotels Corp ‘A’ *	1,511	81,564
International Game Technology PLC	4,773	113,120
JC Penney Co Inc *	15,515	95,572
JetBlue Airways Corp *	14,626	301,442
Kohl’s Corp	9,070	361,077
L Brands Inc	9,754	459,413
Lear Corp	619	87,638
Lennar Corp ‘A’	4,329	221,602
Lennar Corp ‘B’	228	9,530
Liberty Interactive Corp QVC Group ‘A’ *	9,722	194,634
Lions Gate Entertainment Corp ‘A’	811	21,540
Lions Gate Entertainment Corp ‘B’ *	811	19,772
Macy’s Inc	15,152	449,105
Marriott International Inc ‘A’	3,877	365,136
MGM Resorts International	21,193	580,688
Mohawk Industries Inc *	627	143,890
MSC Industrial Direct Co Inc ‘A’	1,259	129,375
Norwegian Cruise Line Holdings Ltd *	7,084	359,371
Nu Skin Enterprises Inc ‘A’	1,895	105,248
PACCAR Inc	15,348	1,031,386

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Penske Automotive Group Inc	1,874	$87,722
PulteGroup Inc	11,854	279,162
PVH Corp	3,962	409,948
Ralph Lauren Corp	2,607	212,783
Regal Entertainment Group ‘A’	2,822	63,721
Royal Caribbean Cruises Ltd	8,272	811,566
Signet Jewelers Ltd (NYSE)	332	22,998
Spirit Airlines Inc *	3,573	189,619
Staples Inc	31,655	277,614
Target Corp	24,299	1,341,062
Tesla Inc *	349	97,127
The Gap Inc	10,211	248,025
The Goodyear Tire & Rubber Co	13,075	470,700
The Madison Square Garden Co ‘A’ *	851	169,953
The Michaels Cos Inc *	1,044	23,375
The Scotts Miracle-Gro Co	213	19,892
The Wendy’s Co	4,372	59,503
Tiffany & Co	5,376	512,333
Toll Brothers Inc *	3,991	144,115
United Continental Holdings Inc *	15,585	1,100,924
Urban Outfitters Inc *	960	22,810
Vista Outdoor Inc *	2,421	49,848
Wal-Mart Stores Inc	74,494	5,369,528
Walgreens Boots Alliance Inc	33,611	2,791,394
WESCO International Inc *	2,425	168,659
Whirlpool Corp	3,291	563,847
World Fuel Services Corp	3,364	121,945
Wynn Resorts Ltd	339	38,853

		32,677,262

Consumer, Non-Cyclical - 17.2%

Abbott Laboratories	75,911	3,371,208
Acadia Healthcare Co Inc *	2,307	100,585
Aetna Inc	11,085	1,413,892
Alere Inc *	3,564	141,598
Allergan PLC	6,720	1,605,542
Alnylam Pharmaceuticals Inc *	481	24,651
AMERCO	113	43,074
Anthem Inc	9,434	1,560,195
Archer-Daniels-Midland Co	28,283	1,302,149
Avery Dennison Corp	295	23,777
Baxter International Inc	21,806	1,130,859
Bio-Rad Laboratories Inc ‘A’ *	1,041	207,513
Booz Allen Hamilton Holding Corp	348	12,316
Brookdale Senior Living Inc *	8,941	120,078
Brown-Forman Corp ‘A’	178	8,378
Brown-Forman Corp ‘B’	552	25,491
Bunge Ltd	6,827	541,108
Cardinal Health Inc	1,178	96,066
Centene Corp *	2,156	153,637
Cigna Corp	8,324	1,219,383
Colgate-Palmolive Co	35,075	2,567,139
Conagra Brands Inc	4,613	186,088
CoreLogic Inc *	1,766	71,912
Coty Inc ‘A’	21,184	384,066
Danaher Corp	21,923	1,875,074
DaVita Inc *	4,997	339,646
DENTSPLY SIRONA Inc	11,293	705,135
Edgewell Personal Care Co *	2,882	210,790
Endo International PLC *	10,284	114,769
Envision Healthcare Corp *	1,646	100,933
Express Scripts Holding Co *	3,640	239,912
Flowers Foods Inc	877	17,023
Graham Holdings Co ‘B’	212	127,105
H&R Block Inc	10,177	236,615
HCA Holdings Inc *	4,875	433,826
Herc Holdings Inc *	937	45,810
Hertz Global Holdings Inc *	2,813	49,340
Hill-Rom Holdings Inc	212	14,967
Hormel Foods Corp	1,660	57,486

	Shares	Value
Humana Inc	429	$88,434
Ingredion Inc	1,029	123,922
Johnson & Johnson	111,911	13,938,515
Juno Therapeutics Inc *	300	6,657
Kellogg Co	931	67,600
Kimberly-Clark Corp	2,616	344,344
Laboratory Corp of America Holdings *	2,775	398,129
Lamb Weston Holdings Inc	1,489	62,627
LifePoint Health Inc *	1,828	119,734
Live Nation Entertainment Inc *	2,728	82,849
LSC Communications Inc	407	10,240
Macquarie Infrastructure Corp	3,665	295,326
Mallinckrodt PLC *	5,372	239,430
ManpowerGroup Inc	3,284	336,840
Mead Johnson Nutrition Co	5,876	523,434
MEDNAX Inc *	1,322	91,720
Medtronic PLC	69,057	5,563,232
Merck & Co Inc	136,432	8,668,889
Molson Coors Brewing Co ‘B’	8,446	808,367
Mondelez International Inc ‘A’	73,549	3,168,491
Moody’s Corp	864	96,803
Mylan NV *	15,366	599,120
Nielsen Holdings PLC	3,950	163,175
OPKO Health Inc *	1,330	10,640
Patheon NV *	657	17,305
PepsiCo Inc	9,246	1,034,258
Perrigo Co PLC	6,763	448,996
Pfizer Inc	275,209	9,414,900
Philip Morris International Inc	68,141	7,693,119
Pilgrim’s Pride Corp	2,464	55,452
Pinnacle Foods Inc	5,671	328,181
Post Holdings Inc *	1,316	115,176
Premier Inc ‘A’ *	1,544	49,146
QIAGEN NV *	10,787	312,499
Quanta Services Inc *	5,266	195,421
Quest Diagnostics Inc	6,956	683,010
Quintiles IMS Holdings Inc *	1,382	111,292
Reynolds American Inc	15,605	983,427
RR Donnelley & Sons Co	1,087	13,164
Teleflex Inc	1,749	338,834
The Clorox Co	932	125,662
The Coca-Cola Co	48,345	2,051,762
The Cooper Cos Inc	516	103,143
The Hain Celestial Group Inc *	1,257	46,760
The JM Smucker Co	5,693	746,238
The Kraft Heinz Co	25,588	2,323,646
The Procter & Gamble Co	126,046	11,325,233
Thermo Fisher Scientific Inc	10,524	1,616,486
TreeHouse Foods Inc *	1,827	154,674
Tyson Foods Inc ‘A’	7,618	470,107
United Rentals Inc *	627	78,406
United Therapeutics Corp *	1,552	210,110
Universal Health Services Inc ‘B’	3,165	393,884
VWR Corp *	3,560	100,392
WellCare Health Plans Inc *	169	23,696
Whole Foods Market Inc	13,023	387,044
Zimmer Biomet Holdings Inc	4,254	519,456

		99,158,533

Diversified - 0.1%

Leucadia National Corp	16,142	419,692

Energy - 11.7%

Anadarko Petroleum Corp	27,500	1,705,000
Antero Resources Corp *	8,796	200,637
Apache Corp	5,779	296,983
Baker Hughes Inc	21,540	1,288,523
Cabot Oil & Gas Corp	6,845	163,664
Cheniere Energy Inc *	9,797	463,104

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Chesapeake Energy Corp *	27,199	$161,562
Chevron Corp	92,581	9,940,422
Cimarex Energy Co	3,868	462,187
Concho Resources Inc *	6,923	888,498
ConocoPhillips	61,025	3,043,317
CONSOL Energy Inc *	11,084	185,990
Continental Resources Inc *	2,340	106,283
Devon Energy Corp	23,401	976,290
Diamond Offshore Drilling Inc *	3,223	53,856
Diamondback Energy Inc *	3,333	345,682
Dril-Quip Inc *	1,853	101,081
Energen Corp *	4,760	259,134
Ensco PLC ‘A’	14,797	132,433
EOG Resources Inc	24,023	2,343,444
EQT Corp	8,458	516,784
Extraction Oil & Gas Inc *	1,825	33,854
Exxon Mobil Corp	205,368	16,842,230
First Solar Inc *	3,800	102,980
Frank’s International NV	1,597	16,880
Gulfport Energy Corp *	7,805	134,168
Halliburton Co	42,178	2,075,579
Helmerich & Payne Inc	4,769	317,472
Hess Corp	13,848	667,612
HollyFrontier Corp	7,948	225,246
Kinder Morgan Inc	94,664	2,057,995
Kosmos Energy Ltd *	8,055	53,646
Laredo Petroleum Inc *	7,049	102,915
Marathon Oil Corp	41,653	658,117
Marathon Petroleum Corp	25,857	1,306,813
Murphy Oil Corp	8,112	231,922
Murphy USA Inc *	706	51,835
Nabors Industries Ltd	13,456	175,870
National Oilwell Varco Inc	18,561	744,110
Newfield Exploration Co *	7,263	268,077
Noble Corp PLC	11,760	72,794
Noble Energy Inc	20,889	717,328
Occidental Petroleum Corp	37,532	2,378,028
Oceaneering International Inc	4,796	129,876
Parsley Energy Inc ‘A’ *	9,983	324,547
Patterson-UTI Energy Inc	7,035	170,739
PBF Energy Inc ‘A’	4,776	105,884
Phillips 66	22,182	1,757,258
Pioneer Natural Resources Co	7,998	1,489,468
QEP Resources Inc *	11,869	150,855
Range Resources Corp	10,038	292,106
Rice Energy Inc *	5,785	137,104
Rowan Cos PLC ‘A’ *	6,167	96,082
RPC Inc	2,834	51,891
Schlumberger Ltd	68,534	5,352,505
SM Energy Co	4,743	113,927
Superior Energy Services Inc *	7,349	104,797
Targa Resources Corp	8,104	485,430
Tesoro Corp	5,864	475,336
The Williams Cos Inc	30,678	907,762
Transocean Ltd *	16,929	210,766
Valero Energy Corp	23,106	1,531,697
Weatherford International PLC *	48,009	319,260
Whiting Petroleum Corp *	9,891	93,569
WPX Energy Inc *	18,861	252,549

		67,423,753

Financial - 29.7%

Affiliated Managers Group Inc	338	55,412
Aflac Inc	19,775	1,432,105
AGNC Investment Corp REIT	16,287	323,948
Air Lease Corp	2,355	91,256
Alexandria Real Estate Equities Inc REIT	3,878	428,597
Alleghany Corp *	724	445,014
Allied World Assurance Co Holdings AG	4,380	232,578
Ally Financial Inc	21,802	443,235

	Shares	Value
American Campus Communities Inc REIT	6,414	$305,242
American Express Co	37,252	2,947,006
American Financial Group Inc	3,356	320,230
American Homes 4 Rent ‘A’ REIT	8,347	191,647
American International Group Inc	50,116	3,128,742
American National Insurance Co	383	45,205
Ameriprise Financial Inc	5,014	650,216
AmTrust Financial Services Inc	4,106	75,797
Annaly Capital Management Inc REIT	49,986	555,344
Apartment Investment & Management Co ‘A’ REIT	7,648	339,189
Apple Hospitality REIT Inc	8,005	152,896
Arch Capital Group Ltd *	5,630	533,555
Arthur J Gallagher & Co	2,785	157,464
Aspen Insurance Holdings Ltd (Bermuda)	2,891	150,477
Associated Banc-Corp	7,468	182,219
Assurant Inc	2,791	267,015
Assured Guaranty Ltd	6,517	241,846
Athene Holding Ltd ‘A’ *	1,332	66,587
AvalonBay Communities Inc REIT	6,739	1,237,280
Axis Capital Holdings Ltd	4,488	300,831
Bank of America Corp	506,163	11,940,385
Bank of Hawaii Corp	2,124	174,933
BankUnited Inc	4,839	180,543
BB&T Corp	40,007	1,788,313
Berkshire Hathaway Inc ‘B’ *	93,131	15,523,075
BlackRock Inc	6,150	2,358,586
BOK Financial Corp	1,253	98,072
Boston Properties Inc REIT	6,244	826,768
Brandywine Realty Trust REIT	8,373	135,894
Brixmor Property Group Inc REIT	9,354	200,737
Brown & Brown Inc	5,356	223,452
Camden Property Trust REIT	4,194	337,449
Capital One Financial Corp	23,653	2,049,769
Care Capital Properties Inc REIT	3,771	101,327
Chimera Investment Corp REIT	9,439	190,479
Chubb Ltd	22,752	3,099,960
Cincinnati Financial Corp	7,363	532,124
CIT Group Inc	9,776	419,684
Citigroup Inc	136,620	8,172,608
Citizens Financial Group Inc	15,303	528,719
CME Group Inc ‘A’	16,619	1,974,337
CNA Financial Corp	1,381	60,999
Colony NorthStar Inc ‘A’ REIT	17,723	228,804
Columbia Property Trust Inc REIT	6,010	133,723
Comerica Inc	8,572	587,868
Commerce Bancshares Inc	4,331	243,229
CoreCivic Inc REIT	5,850	183,807
Corporate Office Properties Trust REIT	4,590	151,929
Crown Castle International Corp REIT	2,012	190,033
CubeSmart REIT	2,761	71,676
Cullen/Frost Bankers Inc	2,595	230,877
CyrusOne Inc REIT	420	21,617
DCT Industrial Trust Inc REIT	4,393	211,391
DDR Corp REIT	15,052	188,602
Digital Realty Trust Inc REIT	2,336	248,527
Discover Financial Services	12,769	873,272
Douglas Emmett Inc REIT	6,863	263,539
Duke Realty Corp REIT	16,994	446,432
E*TRADE Financial Corp *	13,709	478,307
East West Bancorp Inc	7,042	363,438
Empire State Realty Trust Inc ‘A’ REIT	2,283	47,121
EPR Properties REIT	3,081	226,854
Equity Commonwealth REIT *	6,120	191,066
Equity Residential REIT	17,519	1,090,032
Erie Indemnity Co ‘A’	325	39,878
Essex Property Trust Inc REIT	1,867	432,267
Everest Re Group Ltd	2,038	476,505
Fifth Third Bancorp	37,563	954,100
First American Financial Corp	5,337	209,637

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
First Hawaiian Inc	1,054	$31,536
First Horizon National Corp	11,261	208,329
First Republic Bank	1,402	131,522
FNF Group	12,894	502,092
Forest City Realty Trust Inc ‘A’ REIT	11,175	243,391
Franklin Resources Inc	17,728	747,058
GGP Inc REIT	28,299	655,971
HCP Inc REIT	22,982	718,877
Healthcare Trust of America Inc ‘A’ REIT	1,742	54,803
Highwoods Properties Inc REIT	4,687	230,272
Hospitality Properties Trust REIT	7,373	232,471
Host Hotels & Resorts Inc REIT	36,163	674,802
Huntington Bancshares Inc	52,830	707,394
Interactive Brokers Group Inc ‘A’	2,752	95,549
Intercontinental Exchange Inc	15,078	902,720
Invesco Ltd	16,812	514,952
Invitation Homes Inc REIT *	3,826	83,522
Jones Lang LaSalle Inc	2,200	245,190
JPMorgan Chase & Co	179,279	15,747,867
KeyCorp	52,980	941,984
Kilroy Realty Corp REIT	4,443	320,251
Kimco Realty Corp REIT	19,827	437,978
Lazard Ltd ‘A’	5,376	247,242
Legg Mason Inc	5,281	190,697
Liberty Property Trust REIT	7,174	276,558
Life Storage Inc REIT	767	62,986
Lincoln National Corp	8,545	559,270
Loews Corp	13,760	643,555
LPL Financial Holdings Inc	3,710	147,769
M&T Bank Corp	7,348	1,136,956
Markel Corp *	671	654,802
Mercury General Corp	782	47,694
MetLife Inc	45,774	2,417,783
MFA Financial Inc REIT	18,480	149,318
Mid-America Apartment Communities Inc REIT	5,532	562,826
Morgan Stanley	70,241	3,009,124
Nasdaq Inc	5,504	382,253
National Retail Properties Inc REIT	7,014	305,951
Navient Corp	14,810	218,596
New York Community Bancorp Inc	23,303	325,543
Northern Trust Corp	10,173	880,778
Old Republic International Corp	11,806	241,787
Omega Healthcare Investors Inc REIT	5,640	186,064
OneMain Holdings Inc *	2,622	65,157
Outfront Media Inc REIT	5,849	155,291
PacWest Bancorp	5,824	310,186
Paramount Group Inc REIT	8,773	142,210
Park Hotels & Resorts Inc REIT	663	17,019
People’s United Financial Inc	15,176	276,203
Piedmont Office Realty Trust Inc ‘A’ REIT	7,075	151,264
Popular Inc	5,025	204,668
Principal Financial Group Inc	13,146	829,644
ProAssurance Corp	2,583	155,626
Prologis Inc REIT	25,665	1,331,500
Prudential Financial Inc	21,747	2,319,970
Quality Care Properties Inc REIT *	4,552	85,851
Raymond James Financial Inc	6,206	473,270
Rayonier Inc REIT	5,994	169,870
Realogy Holdings Corp	7,255	216,126
Realty Income Corp REIT	13,329	793,475
Regency Centers Corp REIT	6,182	410,423
Regions Financial Corp	62,322	905,539
Reinsurance Group of America Inc	3,136	398,209
RenaissanceRe Holdings Ltd (Bermuda)	2,055	297,256
Retail Properties of America Inc ‘A’ REIT	11,900	171,598
Santander Consumer USA Holdings Inc *	5,127	68,292
SBA Communications Corp REIT *	2,210	266,018
Senior Housing Properties Trust REIT	10,410	210,802
Signature Bank *	1,090	161,745

	Shares	Value
Simon Property Group Inc REIT	1,423	$244,799
SL Green Realty Corp REIT	4,790	510,710
SLM Corp *	20,818	251,898
Spirit Realty Capital Inc REIT	23,503	238,085
Starwood Property Trust Inc REIT	12,276	277,192
State Street Corp	19,399	1,544,354
STORE Capital Corp REIT	7,554	180,390
Sun Communities Inc REIT	3,286	263,964
SunTrust Banks Inc	24,660	1,363,698
SVB Financial Group *	657	122,261
Synchrony Financial	41,112	1,410,142
Synovus Financial Corp	6,104	250,386
T Rowe Price Group Inc	2,799	190,752
Tanger Factory Outlet Centers Inc REIT	435	14,255
Taubman Centers Inc REIT	1,431	94,475
TCF Financial Corp	7,657	130,322
TD Ameritrade Holding Corp	1,319	51,256
TFS Financial Corp	2,776	46,137
The Allstate Corp	18,397	1,499,172
The Bank of New York Mellon Corp	51,524	2,433,479
The Charles Schwab Corp	11,753	479,640
The Goldman Sachs Group Inc	18,988	4,361,923
The Hanover Insurance Group Inc	2,119	190,837
The Hartford Financial Services Group Inc	18,102	870,163
The Howard Hughes Corp *	1,810	212,222
The Macerich Co REIT	7,047	453,827
The PNC Financial Services Group Inc	24,577	2,955,138
The Progressive Corp	25,844	1,012,568
The Travelers Cos Inc	14,359	1,730,834
Torchmark Corp	5,834	449,451
Two Harbors Investment Corp REIT	16,837	161,467
UDR Inc REIT	13,019	472,069
Uniti Group Inc REIT	6,040	156,134
Unum Group	11,689	548,097
US Bancorp	79,937	4,116,755
Validus Holdings Ltd	3,763	212,196
Ventas Inc REIT	11,395	741,131
VEREIT Inc REIT	47,551	403,708
Vornado Realty Trust REIT	8,435	846,115
Voya Financial Inc	10,040	381,118
Weingarten Realty Investors REIT	5,678	189,588
Wells Fargo & Co	225,037	12,525,559
Welltower Inc REIT	17,559	1,243,528
Western Alliance Bancorp *	1,978	97,100
Weyerhaeuser Co REIT	36,451	1,238,605
White Mountains Insurance Group Ltd	208	183,015
WP Carey Inc REIT	5,084	316,326
WR Berkley Corp	4,703	332,173
XL Group Ltd (Bermuda)	8,632	344,072
Zions Bancorp	9,882	415,044

		171,425,102

Industrial - 9.7%

AECOM *	7,476	266,071
AGCO Corp	3,486	209,787
Agilent Technologies Inc	11,789	623,284
AMETEK Inc	9,232	499,267
AptarGroup Inc	2,321	178,694
Arconic Inc	21,576	568,312
Armstrong World Industries Inc *	2,260	104,073
Arrow Electronics Inc *	4,462	327,555
Avnet Inc	6,292	287,922
Bemis Co Inc	4,036	197,199
Carlisle Cos Inc	2,149	228,675
Caterpillar Inc	27,447	2,545,984
Chicago Bridge & Iron Co NV	5,221	160,546
Clean Harbors Inc *	2,348	130,596
Colfax Corp *	4,924	193,316
Corning Inc	46,801	1,263,627
Crane Co	2,409	180,265

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Cree Inc *	3,076	$82,221
CSX Corp	46,958	2,185,895
Cummins Inc	7,759	1,173,161
Deere & Co	11,657	1,268,981
Donaldson Co Inc	475	21,622
Dover Corp	7,534	605,357
Eaton Corp PLC	22,500	1,668,375
Emerson Electric Co	26,417	1,581,322
Energizer Holdings Inc	2,060	114,845
Expeditors International of Washington Inc	2,619	147,947
Fitbit Inc ‘A’ *	1,128	6,678
FLIR Systems Inc	6,713	243,548
Flowserve Corp	2,484	120,275
Fluor Corp	6,843	360,079
Fortive Corp	10,962	660,132
Garmin Ltd	5,470	279,572
General Dynamics Corp	7,012	1,312,646
General Electric Co	345,921	10,308,446
Genesee & Wyoming Inc ‘A’ *	2,759	187,226
Gentex Corp	4,910	104,730
Graphic Packaging Holding Co	4,605	59,266
Harris Corp	6,132	682,308
Hubbell Inc	957	114,888
Huntington Ingalls Industries Inc	372	74,489
IDEX Corp	255	23,845
Ingersoll-Rand PLC	6,299	512,235
ITT Inc	4,526	185,657
Jabil Circuit Inc	9,362	270,749
Jacobs Engineering Group Inc	5,879	324,991
Johnson Controls International PLC	35,401	1,491,090
Kansas City Southern	5,289	453,585
KBR Inc	7,209	108,351
Keysight Technologies Inc *	8,423	304,407
Kirby Corp *	2,624	185,123
L3 Technologies Inc	3,766	622,482
Lennox International Inc	141	23,589
Lincoln Electric Holdings Inc	1,097	95,285
Martin Marietta Materials Inc	294	64,165
Masco Corp	5,837	198,400
National Instruments Corp	1,066	34,709
Norfolk Southern Corp	14,526	1,626,476
Old Dominion Freight Line Inc	1,238	105,936
Orbital ATK Inc	2,858	280,084
Oshkosh Corp	3,565	244,523
Owens Corning	5,630	345,513
Parker-Hannifin Corp	6,562	1,052,020
Pentair PLC (United Kingdom)	8,164	512,536
PerkinElmer Inc	4,194	243,504
Raytheon Co	9,031	1,377,227
Regal Beloit Corp	2,239	169,380
Republic Services Inc	11,582	727,465
Rockwell Automation Inc	1,356	211,143
Roper Technologies Inc	2,399	495,370
Ryder System Inc	2,610	196,898
Snap-on Inc	754	127,177
Sonoco Products Co	4,876	258,038
Spirit AeroSystems Holdings Inc ‘A’	2,891	167,447
Stanley Black & Decker Inc	6,460	858,340
Stericycle Inc *	221	18,319
SunPower Corp *	2,878	17,556
Terex Corp	5,155	161,867
Textron Inc	9,125	434,259
The Timken Co	3,419	154,539
Trimble Inc *	2,558	81,882
Trinity Industries Inc	7,477	198,514
Union Pacific Corp	35,007	3,707,941
United Technologies Corp	38,219	4,288,554
USG Corp *	4,244	134,959
Valmont Industries Inc	217	33,744
Vulcan Materials Co	445	53,614

	Shares	Value
Waste Management Inc	3,795	$276,731
Welbilt Inc *	3,445	67,625
WestRock Co	12,301	640,021
Xylem Inc	4,185	210,171
Zebra Technologies Corp ‘A’ *	462	42,158

		55,749,376

Technology - 6.7%

Akamai Technologies Inc *	931	55,581
Allscripts Healthcare Solutions Inc *	9,031	114,513
Amdocs Ltd	7,272	443,519
Analog Devices Inc	16,522	1,353,978
ANSYS Inc *	3,200	341,984
Apple Inc	22,674	3,257,347
Applied Materials Inc	15,331	596,376
Autodesk Inc *	1,878	162,391
Brocade Communications Systems Inc	19,607	244,695
CA Inc	14,323	454,326
CommerceHub Inc ‘A’ *	526	8,142
CommerceHub Inc ‘C’ *	1,053	16,353
Computer Sciences Corp	6,804	469,544
Conduent Inc *	9,888	165,921
Cypress Semiconductor Corp	15,631	215,083
Dell Technologies Inc ‘V’ *	9,533	610,875
Donnelley Financial Solutions Inc *	407	7,851
Fidelity National Information Services Inc	6,878	547,626
Hewlett Packard Enterprise Co	84,955	2,013,433
HP Inc	85,097	1,521,534
Intel Corp	211,796	7,639,482
International Business Machines Corp	13,551	2,359,771
IPG Photonics Corp *	274	33,072
Lam Research Corp	1,612	206,916
Leidos Holdings Inc	3,292	168,353
Marvell Technology Group Ltd (Bermuda)	19,761	301,553
Micron Technology Inc *	50,905	1,471,154
NetApp Inc	13,350	558,698
Nuance Communications Inc *	2,639	45,681
Nutanix Inc ‘A’ *	155	2,909
ON Semiconductor Corp *	18,137	280,942
Oracle Corp	131,365	5,860,193
PTC Inc *	3,191	167,687
Qorvo Inc *	5,662	388,187
QUALCOMM Inc	57,354	3,288,678
Skyworks Solutions Inc	758	74,269
SS&C Technologies Holdings Inc	656	23,222
Synopsys Inc *	6,718	484,569
Teradyne Inc	9,950	309,445
The Dun & Bradstreet Corp	1,054	113,769
Twilio Inc ‘A’ *	119	3,436
VMware Inc ‘A’ *	2,722	250,805
Western Digital Corp	13,874	1,145,021
Xerox Corp	49,443	362,912
Xilinx Inc	8,523	493,396
Zynga Inc ‘A’ *	36,920	105,222

		38,740,414

Utilities - 6.0%

AES Corp	32,405	362,288
Alliant Energy Corp	11,162	442,127
Ameren Corp	11,922	650,822
American Electric Power Co Inc	24,223	1,626,090
American Water Works Co Inc	8,749	680,410
Aqua America Inc	8,713	280,123
Atmos Energy Corp	4,966	392,264
Avangrid Inc	2,821	120,570
Calpine Corp *	17,906	197,861
CenterPoint Energy Inc	21,202	584,539
CMS Energy Corp	13,676	611,864
Consolidated Edison Inc	14,996	1,164,589
Dominion Resources Inc	28,401	2,203,066

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
DTE Energy Co	8,805	$899,079
Duke Energy Corp	33,945	2,783,829
Edison International	15,556	1,238,413
Entergy Corp	8,795	668,068
Eversource Energy	15,603	917,144
Exelon Corp	43,647	1,570,419
FirstEnergy Corp	20,911	665,388
Great Plains Energy Inc	10,567	308,768
Hawaiian Electric Industries Inc	5,377	179,108
MDU Resources Group Inc	9,523	260,645
National Fuel Gas Co	3,595	214,334
NextEra Energy Inc	22,675	2,910,790
NiSource Inc	15,805	376,001
NRG Energy Inc	15,771	294,918
OGE Energy Corp	9,774	341,895
PG&E Corp	24,433	1,621,374
Pinnacle West Capital Corp	5,442	453,754
PPL Corp	33,357	1,247,218
Public Service Enterprise Group Inc	24,871	1,103,029
SCANA Corp	6,400	418,240
Sempra Energy	12,283	1,357,271
The Southern Co	48,842	2,431,355
UGI Corp	8,448	417,331
Vectren Corp	4,050	237,370
WEC Energy Group Inc	15,537	942,008
Westar Energy Inc	6,946	376,959
Xcel Energy Inc	24,997	1,111,117

		34,662,438

Total Common Stocks (Cost $457,314,585)		553,380,121

EXCHANGE-TRADED FUND - 3.3%

iShares Russell 1000 Value	165,746	19,050,846

Total Exchange-Traded Fund (Cost $18,368,755)		19,050,846

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $2,562,529; collateralized by U.S. Treasury Notes: 1.250% due 03/31/21 and value $2,616,067)	$2,562,510	$2,562,510

Total Short-Term Investment (Cost $2,562,510)		2,562,510

TOTAL INVESTMENTS - 99.8% (Cost $478,245,850)		574,993,477

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,179,496

NET ASSETS - 100.0%		$576,172,973

Notes to Schedule of Investments

(a)	As of March 31, 2017, $105,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (06/17)	15	($2,360)
S&P Mid 400 E-Mini Index (06/17)	4	638

Total Futures Contracts		($1,722)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$553,380,121	$553,380,121	$-	$-
	Exchange-Traded Fund	19,050,846	19,050,846	-	-
	Short-Term Investment	2,562,510	-	2,562,510	-
	Derivatives:
	Equity Contracts
	Futures	638	638	-	-

	Total Assets	574,994,115	572,431,605	2,562,510	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(2,360)	(2,360)	-	-

	Total Liabilities	(2,360)	(2,360)	-	-

	Total	$574,991,755	$572,429,245	$2,562,510	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * +	18,662	$42,736

Total Rights (Cost $20,715)		42,736

COMMON STOCKS - 95.5%

Basic Materials - 4.2%

Aceto Corp	3,743	59,177
Balchem Corp	4,590	378,308
Century Aluminum Co *	384	4,873
Chemtura Corp *	4,777	159,552
Clearwater Paper Corp *	2,477	138,712
Codexis Inc *	4,553	21,854
Coeur Mining Inc *	19,210	155,217
Deltic Timber Corp	1,572	122,805
Ferro Corp *	12,235	185,850
GCP Applied Technologies Inc *	8,799	287,287
Gold Resource Corp	5,712	25,818
Hawkins Inc	305	14,945
HB Fuller Co	7,314	377,110
Ingevity Corp *	5,033	306,258
Innophos Holdings Inc	2,534	136,760
Kaiser Aluminum Corp	964	77,024
KMG Chemicals Inc	583	26,859
Koppers Holdings Inc *	2,355	99,734
Landec Corp *	1,036	12,432
Minerals Technologies Inc	2,729	209,041
Neenah Paper Inc	2,428	181,372
OMNOVA Solutions Inc *	4,118	40,768
Orchids Paper Products Co	1,313	31,512
PolyOne Corp	12,262	418,011
Quaker Chemical Corp	1,408	185,377
Rayonier Advanced Materials Inc	3,746	50,384
Schweitzer-Mauduit International Inc	803	33,260
Sensient Technologies Corp	6,462	512,178
Stepan Co	281	22,146
The Chemours Co	22,324	859,474
United States Lime & Minerals Inc	20	1,580
Univar Inc *	6,352	194,752
US Silica Holdings Inc	10,869	521,603
Valhi Inc	1,079	3,539

		5,855,572

Communications - 7.8%

1-800-Flowers.com Inc ‘A’ *	1,089	11,108
8x8 Inc *	12,984	198,006
A10 Networks Inc *	6,351	58,112
Acacia Communications Inc *	800	46,896
ADTRAN Inc	4,692	97,359
Aerohive Networks Inc *	3,305	13,914
Angie’s List Inc *	5,766	32,866
Blucora Inc *	1,137	19,670
Boingo Wireless Inc *	3,038	39,464
CalAmp Corp *	5,303	89,037
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	10,903	33,799
ChannelAdvisor Corp *	3,195	35,624
Chegg Inc *	5,084	42,909
Ciena Corp *	20,174	476,308
Clearfield Inc *	1,662	27,340
Cogent Communications Holdings Inc	6,102	262,691
Consolidated Communications Holdings Inc	5,057	118,435
Corindus Vascular Robotics Inc *	7,451	9,761
Daily Journal Corp *	109	23,358

	Shares	Value
DHI Group Inc *	7,207	$28,468
Endurance International Group Holdings Inc *	8,674	68,091
Entravision Communications Corp ‘A’	9,417	58,385
ePlus Inc *	657	88,728
Etsy Inc *	15,509	164,861
Extreme Networks Inc *	14,912	111,989
FairPoint Communications Inc *	2,423	40,222
General Communication Inc ‘A’ *	4,040	84,032
Gigamon Inc *	4,755	169,040
Global Eagle Entertainment Inc *	457	1,458
Globalstar Inc *	35,769	57,230
Gogo Inc *	8,290	91,190
Gray Television Inc *	5,826	84,477
GrubHub Inc *	11,787	387,674
GTT Communications Inc *	3,819	92,993
HealthStream Inc *	3,796	91,977
Hemisphere Media Group Inc *	795	9,341
Houghton Mifflin Harcourt Co *	12,146	123,282
IDT Corp ‘B’	1,482	18,851
Imperva Inc *	4,216	173,067
Infinera Corp *	14,431	147,629
InterDigital Inc	5,051	435,901
Liberty Media Corp-Liberty Braves ‘C’ *	329	7,781
Liberty Media Corp-Liberty Formula One ‘A’ *	551	18,018
Liberty Media Corp-Liberty Formula One ‘C’ *	1,167	39,853
LogMeIn Inc	7,602	741,195
Loral Space & Communications Inc *	1,856	73,126
Lumos Networks Corp *	260	4,602
MDC Partners Inc ‘A’	2,255	21,197
MeetMe Inc *	5,733	33,767
MSG Networks Inc ‘A’ *	2,892	67,528
NeoPhotonics Corp *	716	6,451
NETGEAR Inc *	3,136	155,389
New Media Investment Group Inc	914	12,988
Nexstar Media Group Inc	4,422	310,203
NIC Inc	9,360	189,072
Numerex Corp ‘A’ *	396	1,889
Oclaro Inc *	14,256	139,994
ORBCOMM Inc *	8,569	81,834
Overstock.com Inc *	1,954	33,609
Perficient Inc *	3,672	63,746
Plantronics Inc	4,887	264,436
Proofpoint Inc *	5,984	444,970
Q2 Holdings Inc *	3,795	132,256
Quantenna Communications Inc *	293	6,103
Quotient Technology Inc *	9,653	92,186
Radio One Inc ‘D’ *	3,213	10,603
Rapid7 Inc *	2,860	42,843
Reis Inc	817	14,624
RigNet Inc *	125	2,681
RingCentral Inc ‘A’ *	8,561	242,276
Shenandoah Telecommunications Co	6,826	191,469
ShoreTel Inc *	2,319	14,262
Shutterfly Inc *	5,070	244,830
Shutterstock Inc *	2,758	114,043
Silicom Ltd (Israel)	206	10,232
Sinclair Broadcast Group Inc ‘A’	10,575	428,288
Sonus Networks Inc *	888	5,852
Stamps.com Inc *	2,378	281,436
Straight Path Communications Inc ‘B’ *	1,379	49,603
TechTarget Inc *	959	8,660
The Rubicon Project Inc *	2,126	12,522
The Trade Desk Inc ‘A’ *	276	10,281
TiVo Corp	5,277	98,944
tronc Inc *	2,405	33,478
TrueCar Inc *	7,830	121,130
Ubiquiti Networks Inc *	3,804	191,189

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Value Line Inc	201	$3,459
VASCO Data Security International Inc *	3,943	53,231
ViaSat Inc *	6,562	418,787
VirnetX Holding Corp *	7,234	16,638
Vonage Holdings Corp *	3,118	19,706
Wayfair Inc ‘A’ *	4,624	187,226
Web.com Group Inc *	6,250	120,625
WebMD Health Corp *	5,440	286,579
West Corp	915	22,344
Windstream Holdings Inc	14,079	76,731
World Wrestling Entertainment Inc ‘A’	5,482	121,810
XO Group Inc *	3,689	63,488
Zendesk Inc *	11,951	335,106
Zix Corp *	7,694	37,008

		10,999,720

Consumer, Cyclical - 13.3%

Acushnet Holdings Corp *	1,409	24,348
AdvancePierre Foods Holdings Inc	2,035	63,431
Allegiant Travel Co	1,904	305,116
AMC Entertainment Holdings Inc ‘A’	1,595	50,163
American Axle & Manufacturing Holdings Inc *	11,134	209,097
American Eagle Outfitters Inc	22,102	310,091
American Woodmark Corp *	2,026	185,987
Asbury Automotive Group Inc *	2,960	177,896
Ascena Retail Group Inc *	8,381	35,703
At Home Group Inc *	218	3,305
AV Homes Inc *	486	7,995
Bassett Furniture Industries Inc	856	23,026
Beacon Roofing Supply Inc *	8,755	430,396
Big Lots Inc	6,474	315,154
Biglari Holdings Inc *	14	6,048
BJ’s Restaurants Inc *	3,094	124,998
Bloomin’ Brands Inc	15,185	299,600
Blue Bird Corp *	85	1,458
BMC Stock Holdings Inc *	6,904	156,030
Bob Evans Farms Inc	2,907	188,577
Bojangles’ Inc *	1,395	28,597
Boyd Gaming Corp *	12,367	272,198
Buffalo Wild Wings Inc *	2,545	388,749
Build-A-Bear Workshop Inc *	132	1,168
Callaway Golf Co	5,032	55,704
Camping World Holdings Inc ‘A’	1,488	47,973
Carrols Restaurant Group Inc *	4,453	63,010
Cavco Industries Inc *	1,250	145,500
Century Casinos Inc *	1,331	10,062
Century Communities Inc *	186	4,724
Chico’s FAS Inc	17,167	243,771
Churchill Downs Inc	1,987	315,635
Chuy’s Holdings Inc *	2,415	71,967
ClubCorp Holdings Inc	9,553	153,326
Columbia Sportswear Co	3,922	230,417
Cooper-Standard Holdings Inc *	2,023	224,411
Core-Mark Holding Co Inc	6,743	210,314
Cracker Barrel Old Country Store Inc	2,627	418,350
Crocs Inc *	11,243	79,488
Culp Inc	1,528	47,674
Dave & Buster’s Entertainment Inc *	5,530	337,828
Deckers Outdoor Corp *	325	19,412
Del Frisco’s Restaurant Group Inc *	185	3,339
Denny’s Corp *	7,589	93,876
Destination XL Group Inc *	3,646	10,391
DineEquity Inc	1,509	82,120
Dorman Products Inc *	3,869	317,761
Douglas Dynamics Inc	2,737	83,889
Duluth Holdings Inc ‘B’ *	1,378	29,338
Eldorado Resorts Inc *	3,780	71,536
Empire Resorts Inc *	30	728
Ethan Allen Interiors Inc	3,621	110,984

	Shares	Value
Fiesta Restaurant Group Inc *	3,164	$76,569
FirstCash Inc	4,030	198,074
Five Below Inc *	7,878	341,196
Foundation Building Materials Inc *	1,343	21,448
Fox Factory Holding Corp *	3,233	92,787
Francesca’s Holdings Corp *	5,591	85,822
Fred’s Inc ‘A’	246	3,223
Freshpet Inc *	3,100	34,100
G-III Apparel Group Ltd *	5,155	112,843
Gaia Inc *	177	1,761
Genesco Inc *	349	19,352
Gentherm Inc *	5,365	210,576
GMS Inc *	1,022	35,811
GNC Holdings Inc ‘A’	10,256	75,484
Golden Entertainment Inc	296	3,916
Group 1 Automotive Inc	687	50,893
H&E Equipment Services Inc	4,604	112,890
Hawaiian Holdings Inc *	7,711	358,176
Herman Miller Inc	8,730	275,431
Hibbett Sports Inc *	2,712	80,004
HNI Corp	6,645	306,268
Hooker Furniture Corp	88	2,732
Horizon Global Corp *	3,076	42,695
HSN Inc	4,565	169,361
ILG Inc	1,551	32,509
IMAX Corp *	8,661	294,474
Installed Building Products Inc *	2,938	154,979
Interface Inc	8,503	161,982
iRobot Corp *	3,952	261,385
Isle of Capri Casinos Inc *	3,608	95,107
Jack in the Box Inc	3,707	377,076
Jamba Inc *	1,971	17,838
KB Home	2,610	51,887
Kimball International Inc ‘B’	4,481	73,936
Kirkland’s Inc *	950	11,780
Knoll Inc	7,046	167,765
Kona Grill Inc *	575	3,623
La Quinta Holdings Inc *	2,493	33,705
La-Z-Boy Inc	3,021	81,567
LCI Industries	3,490	348,302
LGI Homes Inc *	2,108	71,482
Libbey Inc	240	3,499
Liberty TripAdvisor Holdings Inc ‘A’ *	10,664	150,362
Lindblad Expeditions Holdings Inc *	2,070	18,547
Lithia Motors Inc ‘A’	3,470	297,205
M/I Homes Inc *	748	18,326
Malibu Boats Inc ‘A’ *	2,652	59,537
Marine Products Corp	893	9,707
MarineMax Inc *	1,947	42,153
Marriott Vacations Worldwide Corp	198	19,786
MCBC Holdings Inc	1,070	17,302
MDC Holdings Inc	2,295	68,965
Meritage Homes Corp *	430	15,824
Metaldyne Performance Group Inc	1,334	30,482
Miller Industries Inc	101	2,661
Mobile Mini Inc	4,821	147,040
Motorcar Parts of America Inc *	2,522	77,501
Nathan’s Famous Inc *	447	28,005
Nautilus Inc *	4,661	85,063
Navistar International Corp *	368	9,060
Noodles & Co *	1,262	7,257
Ollie’s Bargain Outlet Holdings Inc *	2,931	98,188
Oxford Industries Inc	2,268	129,866
Papa John’s International Inc	3,968	317,599
Party City Holdco Inc *	1,706	23,969
Penn National Gaming Inc *	9,755	179,785
PetMed Express Inc	2,971	59,836
PICO Holdings Inc *	317	4,438
Pier 1 Imports Inc	1,809	12,952
Pinnacle Entertainment Inc *	665	12,981

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Planet Fitness Inc ‘A’	3,530	$68,023
Potbelly Corp *	3,424	47,594
PriceSmart Inc	2,907	268,025
Reading International Inc ‘A’ *	636	9,883
Red Robin Gourmet Burgers Inc *	372	21,743
Red Rock Resorts Inc ‘A’	4,664	103,448
REV Group Inc *	222	6,121
Ruth’s Hospitality Group Inc	4,445	89,122
Scientific Games Corp ‘A’ *	7,412	175,294
Sears Holdings Corp *	290	3,332
SeaWorld Entertainment Inc	9,870	180,325
Select Comfort Corp *	6,325	156,797
Shake Shack Inc ‘A’ *	2,298	76,753
SiteOne Landscape Supply Inc *	1,680	81,329
Sonic Corp	6,505	164,967
Sportsman’s Warehouse Holdings Inc *	3,538	16,912
Standard Motor Products Inc	1,847	90,762
Steelcase Inc ‘A’	12,734	213,294
Stein Mart Inc	4,425	13,319
Steven Madden Ltd *	8,983	346,295
Superior Uniform Group Inc	1,135	21,111
Supreme Industries Inc ‘A’	1,076	21,800
Tailored Brands Inc	2,104	31,434
Taylor Morrison Home Corp ‘A’ *	5,659	120,650
Tenneco Inc	7,783	485,815
Texas Roadhouse Inc	9,646	429,536
The Buckle Inc	1,379	25,649
The Cato Corp ‘A’	677	14,867
The Cheesecake Factory Inc	6,573	416,465
The Children’s Place Inc	2,743	329,297
The Container Store Group Inc *	599	2,534
The Finish Line Inc ‘A’	1,939	27,592
The Habit Restaurants Inc ‘A’ *	1,924	34,055
The New Home Co Inc *	525	5,492
Tile Shop Holdings Inc	4,717	90,802
TRI Pointe Group Inc *	1,196	14,998
Triton International Ltd (Bermuda)	1,063	27,415
UniFirst Corp	190	26,876
Unique Fabricating Inc	916	11,019
Universal Electronics Inc *	2,074	142,069
Vera Bradley Inc *	2,047	19,058
Veritiv Corp *	77	3,989
Vince Holding Corp *	251	389
Vitamin Shoppe Inc *	265	5,340
Wabash National Corp	2,356	48,746
Wesco Aircraft Holdings Inc *	1,755	20,007
Weyco Group Inc	44	1,236
Wingstop Inc	2,274	64,309
Winmark Corp	340	38,420
Winnebago Industries Inc	3,960	115,830
Wolverine World Wide Inc	2,198	54,884
Workhorse Group Inc *	1,533	4,032
Zoe’s Kitchen Inc *	2,769	51,226

		18,831,644

Consumer, Non-Cyclical - 27.7%

AAC Holdings Inc *	1,425	12,155
Abaxis Inc	3,225	156,413
Accelerate Diagnostics Inc *	3,120	75,504
Acceleron Pharma Inc *	4,138	109,533
Accuray Inc *	11,688	55,518
AcelRx Pharmaceuticals Inc *	5,111	16,100
Achillion Pharmaceuticals Inc *	17,650	74,307
Aclaris Therapeutics Inc *	1,555	46,370
Acorda Therapeutics Inc *	877	18,417
Adamas Pharmaceuticals Inc *	1,194	20,895
Addus HomeCare Corp *	77	2,464
Adeptus Health Inc ‘A’ *	2,118	3,812
Aduro Biotech Inc *	5,459	58,684
Advaxis Inc *	5,522	45,115

	Shares	Value
Aerie Pharmaceuticals Inc *	4,145	$187,976
Aevi Genomic Medicine Inc *	4,657	8,662
Agenus Inc *	9,074	34,209
Agile Therapeutics Inc *	2,156	6,910
Aimmune Therapeutics Inc *	3,779	82,118
Air Methods Corp *	4,966	213,538
Akebia Therapeutics Inc *	1,514	13,929
Alarm.com Holdings Inc *	1,496	45,987
Albany Molecular Research Inc *	1,757	24,651
Alder Biopharmaceuticals Inc *	7,011	145,829
Alico Inc	49	1,294
Almost Family Inc *	289	14,045
AMAG Pharmaceuticals Inc *	1,543	34,795
Amedisys Inc *	4,099	209,418
American Renal Associates Holdings Inc *	1,105	18,652
Amicus Therapeutics Inc *	20,976	149,559
AMN Healthcare Services Inc *	6,927	281,236
Amphastar Pharmaceuticals Inc *	5,402	78,329
Ampio Pharmaceuticals Inc *	6,299	5,039
Amplify Snack Brands Inc *	4,238	35,599
Analogic Corp	168	12,751
AnaptysBio Inc *	542	15,041
Anavex Life Sciences Corp *	4,769	27,374
ANI Pharmaceuticals Inc *	1,168	57,828
Anika Therapeutics Inc *	1,686	73,240
Anthera Pharmaceuticals Inc *	13,848	5,892
Applied Genetic Technologies Corp *	1,818	12,544
Aptevo Therapeutics Inc *	2,355	4,851
Aratana Therapeutics Inc *	4,381	23,219
Ardelyx Inc *	524	6,629
Arena Pharmaceuticals Inc *	35,769	52,223
Argos Therapeutics Inc *	2,598	1,174
Array BioPharma Inc *	2,271	20,303
Arrowhead Pharmaceuticals Inc *	8,127	15,035
Asterias Biotherapeutics Inc *	3,154	10,724
Atara Biotherapeutics Inc *	184	3,781
Athersys Inc *	13,068	22,346
AtriCure Inc *	3,555	68,078
Atrion Corp	199	93,172
Audentes Therapeutics Inc *	682	11,621
Avexis Inc *	825	62,725
Avinger Inc *	3,647	6,929
Avon Products Inc *	14,413	63,417
AxoGen Inc *	3,474	36,303
Axovant Sciences Ltd *	3,513	52,484
Axsome Therapeutics Inc *	1,537	5,994
B&G Foods Inc	9,665	389,016
Barrett Business Services Inc	1,059	57,843
Bellicum Pharmaceuticals Inc *	1,989	24,544
Bio-Path Holdings Inc *	11,919	9,858
BioCryst Pharmaceuticals Inc *	9,574	80,422
BioScrip Inc *	1,097	1,865
BioSpecifics Technologies Corp *	811	44,443
BioTelemetry Inc *	3,985	115,366
BioTime Inc *	9,729	33,565
Bluebird Bio Inc *	2,202	200,162
Blueprint Medicines Corp *	3,593	143,684
Bright Horizons Family Solutions Inc *	6,401	464,009
Cal-Maine Foods Inc	3,502	128,874
Calavo Growers Inc	2,294	139,016
Cambrex Corp *	4,658	256,423
Cantel Medical Corp	5,230	418,923
Capella Education Co	1,522	129,408
Capital Senior Living Corp *	4,075	57,295
Cara Therapeutics Inc *	361	6,639
Cardiovascular Systems Inc *	4,744	134,137
Cardtronics PLC ‘A’ *	6,612	309,111
Care.com Inc *	2,280	28,523
Carriage Services Inc	1,987	53,887
Catalent Inc *	14,614	413,868

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
CEB Inc	4,685	$368,241
Cellular Biomedicine Group Inc *	1,207	14,243
Cempra Inc *	6,751	25,316
Central Garden & Pet Co *	174	6,450
Central Garden & Pet Co ‘A’ *	599	20,797
Cerus Corp *	13,461	59,901
Chemed Corp	2,343	428,043
ChemoCentryx Inc *	3,027	22,037
ChromaDex Corp *	4,103	11,037
Cidara Therapeutics Inc *	71	554
Cimpress NV * (Netherlands)	3,687	317,783
Civitas Solutions Inc *	2,184	40,076
Clearside Biomedical Inc *	980	7,781
Clovis Oncology Inc *	5,375	342,226
Coca-Cola Bottling Co Consolidated	697	143,596
Coherus Biosciences Inc *	4,887	103,360
Collectors Universe Inc	1,096	28,606
Collegium Pharmaceutical Inc *	2,285	22,987
Concert Pharmaceuticals Inc *	955	16,292
ConforMIS Inc *	5,134	26,799
Corcept Therapeutics Inc *	10,764	117,973
CorVel Corp *	1,434	62,379
CPI Card Group Inc	1,107	4,649
Craft Brew Alliance Inc *	715	9,545
Cross Country Healthcare Inc *	4,623	66,386
CryoLife Inc *	2,993	49,833
Curis Inc *	16,415	45,634
Cutera Inc *	1,663	34,424
Cytokinetics Inc *	4,873	62,618
CytomX Therapeutics Inc *	2,915	50,342
CytRx Corp *	17,678	7,853
Darling Ingredients Inc *	6,588	95,658
Dean Foods Co	6,748	132,666
Deluxe Corp	7,130	514,572
Depomed Inc *	9,127	114,544
Dermira Inc *	4,091	139,544
Dimension Therapeutics Inc *	639	1,118
Diplomat Pharmacy Inc *	6,855	109,337
Durect Corp *	20,108	21,113
Dynavax Technologies Corp *	6,501	38,681
Eagle Pharmaceuticals Inc *	1,312	108,817
Edge Therapeutics Inc *	963	8,773
Editas Medicine Inc *	1,018	22,722
Egalet Corp *	701	3,575
Eiger BioPharmaceuticals Inc *	478	5,473
elf Beauty Inc *	343	9,878
Emergent BioSolutions Inc *	4,762	138,288
Endologix Inc *	12,228	88,531
Entellus Medical Inc *	1,071	14,780
Enzo Biochem Inc *	5,362	44,880
Epizyme Inc *	4,129	70,812
EVERTEC Inc	7,662	121,826
Exact Sciences Corp *	15,521	366,606
Exelixis Inc *	20,637	447,204
Farmer Brothers Co *	1,145	40,476
FibroGen Inc *	7,722	190,347
Five Prime Therapeutics Inc *	914	33,041
Flex Pharma Inc *	1,275	5,610
Flexion Therapeutics Inc *	3,832	103,119
Forrester Research Inc	1,488	59,148
Fortress Biotech Inc *	4,885	18,075
Foundation Medicine Inc *	1,931	62,275
Franklin Covey Co *	1,157	23,371
Fresh Del Monte Produce Inc	276	16,347
FTI Consulting Inc *	507	20,873
Fulgent Genetics Inc *	301	3,287
Galena Biopharma Inc *	6,590	4,020
Genesis Healthcare Inc *	2,386	6,299
GenMark Diagnostics Inc *	6,161	78,984
Genomic Health Inc *	2,742	86,346

	Shares	Value
Geron Corp *	22,031	$50,010
Glaukos Corp *	2,417	123,992
Global Blood Therapeutics Inc *	2,884	106,275
Globus Medical Inc ‘A’ *	10,287	304,701
GlycoMimetics Inc *	2,202	11,957
Grand Canyon Education Inc *	6,552	469,189
Great Lakes Dredge & Dock Corp *	575	2,300
Green Dot Corp ‘A’ *	1,065	35,528
Halozyme Therapeutics Inc *	15,917	206,284
Healthcare Services Group Inc	10,262	442,190
HealthEquity Inc *	6,296	267,265
HealthSouth Corp	13,017	557,258
Helen of Troy Ltd *	4,106	386,785
Heron Therapeutics Inc *	6,192	92,880
Heska Corp *	877	92,067
HMS Holdings Corp *	12,377	251,624
Horizon Pharma PLC *	23,563	348,261
Huron Consulting Group Inc *	441	18,566
ICU Medical Inc *	1,472	224,774
Idera Pharmaceuticals Inc *	13,712	33,869
Ignyta Inc *	2,974	25,576
Immune Design Corp *	1,615	10,982
ImmunoGen Inc *	11,782	45,596
Immunomedics Inc *	13,123	84,906
Impax Laboratories Inc *	10,904	137,936
INC Research Holdings Inc ‘A’ *	6,093	279,364
Infinity Pharmaceuticals Inc *	7,252	23,424
Information Services Group Inc *	4,518	14,232
Innoviva Inc *	10,578	146,294
Inogen Inc *	2,419	187,618
Inotek Pharmaceuticals Corp *	2,252	4,504
Inovio Pharmaceuticals Inc *	9,722	64,360
Insmed Inc *	9,072	158,851
Insperity Inc	2,296	203,540
Insulet Corp *	8,460	364,541
Insys Therapeutics Inc *	3,476	36,533
Integra LifeSciences Holdings Corp *	8,881	374,157
Intellia Therapeutics Inc *	1,002	14,118
Inter Parfums Inc	1,125	41,119
Intersect ENT Inc *	3,672	62,975
Intra-Cellular Therapies Inc *	5,145	83,606
Inventure Foods Inc *	2,903	12,831
Invitae Corp *	4,010	44,351
InVivo Therapeutics Holdings Corp *	4,724	19,132
iRadimed Corp *	581	5,171
iRhythm Technologies Inc *	816	30,682
IRIDEX Corp *	1,086	12,891
Ironwood Pharmaceuticals Inc *	19,092	325,710
J&J Snack Foods Corp	2,186	296,334
John B Sanfilippo & Son Inc	315	23,055
Jounce Therapeutics Inc *	684	15,041
K2M Group Holdings Inc *	1,149	23,566
Kadmon Holdings Inc *	734	2,657
Karyopharm Therapeutics Inc *	688	8,834
Keryx Biopharmaceuticals Inc *	11,409	70,279
Kforce Inc	3,621	85,999
Kite Pharma Inc *	6,315	495,664
Korn/Ferry International	4,913	154,710
La Jolla Pharmaceutical Co *	2,034	60,715
Lancaster Colony Corp	2,727	351,347
Landauer Inc	1,424	69,420
Laureate Education Inc ‘A’ *	2,346	33,477
LeMaitre Vascular Inc	1,948	47,979
LendingTree Inc *	925	115,949
Lexicon Pharmaceuticals Inc *	6,114	87,675
LHC Group Inc *	167	9,001
Liberty Tax Inc	701	9,989
Lifevantage Corp *	1,985	10,659
Lifeway Foods Inc *	631	6,771
Ligand Pharmaceuticals Inc *	2,806	296,987

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Limoneira Co	1,672	$34,962
Lion Biotechnologies Inc *	8,199	61,083
Lipocine Inc *	2,366	9,227
Loxo Oncology Inc *	2,381	100,192
Luminex Corp	2,398	44,051
MacroGenics Inc *	4,814	89,540
Magellan Health Inc *	2,429	167,722
MannKind Corp *	9,318	13,791
Masimo Corp *	5,967	556,482
Matthews International Corp ‘A’	4,684	316,873
MediciNova Inc *	4,259	25,511
Medifast Inc	1,517	67,309
Medpace Holdings Inc *	861	25,701
Meridian Bioscience Inc	5,517	76,135
Merit Medical Systems Inc *	2,396	69,244
Merrimack Pharmaceuticals Inc *	10,920	33,634
MGP Ingredients Inc	1,820	98,699
MiMedx Group Inc *	15,154	144,418
Minerva Neurosciences Inc *	2,981	24,146
Mirati Therapeutics Inc *	2,346	12,199
Molina Healthcare Inc *	4,205	191,748
Momenta Pharmaceuticals Inc *	2,227	29,730
Monro Muffler Brake Inc	4,565	237,837
MyoKardia Inc *	1,840	24,196
Myovant Sciences Ltd * (Bermuda)	1,256	14,745
Myriad Genetics Inc *	9,885	189,792
NanoString Technologies Inc *	2,211	43,933
NantKwest Inc *	212	753
Natera Inc *	3,749	33,254
National Beverage Corp	1,709	144,462
National Research Corp ‘A’	1,052	20,724
Natural Health Trends Corp	1,077	31,125
Natus Medical Inc *	4,789	187,968
Neff Corp ‘A’ *	631	12,273
Nektar Therapeutics *	20,834	488,974
Neogen Corp *	5,308	347,939
NeoGenomics Inc *	8,151	64,311
Neos Therapeutics Inc *	2,282	16,430
Nevro Corp *	3,533	331,042
NewLink Genetics Corp *	2,360	56,876
Nobilis Health Corp *	512	870
Novan Inc *	564	3,598
Novavax Inc *	40,393	51,703
Novocure Ltd *	7,317	59,268
Nutrisystem Inc	4,262	236,541
NuVasive Inc *	7,246	541,131
NxStage Medical Inc *	9,409	252,443
Obalon Therapeutics Inc *	436	4,661
Ocular Therapeutix Inc *	2,808	26,058
Omega Protein Corp	170	3,409
Omeros Corp *	3,825	57,834
On Assignment Inc *	7,457	361,888
OncoMed Pharmaceuticals Inc *	3,386	31,185
Ophthotech Corp *	4,560	16,690
OraSure Technologies Inc *	7,817	101,074
Organovo Holdings Inc *	13,697	43,556
Orthofix International NV *	2,585	98,618
OvaScience Inc *	544	1,017
Owens & Minor Inc	1,068	36,953
Oxford Immunotec Global PLC *	3,169	49,088
Pacific Biosciences of California Inc *	12,159	62,862
Pacira Pharmaceuticals Inc *	5,358	244,325
Paratek Pharmaceuticals Inc *	2,968	57,134
PAREXEL International Corp *	7,644	482,413
Patriot National Inc *	1,545	4,357
Paylocity Holding Corp *	3,152	121,762
Penumbra Inc *	3,967	331,046
Performance Food Group Co *	5,521	131,400
Pfenex Inc *	2,540	14,757
PFSweb Inc *	1,986	12,969

	Shares	Value
PharmAthene Inc	8,480	$6,882
Phibro Animal Health Corp ‘A’	2,597	72,976
Portola Pharmaceuticals Inc *	6,597	258,536
PRA Health Sciences Inc *	3,550	231,567
Prestige Brands Holdings Inc *	7,799	433,312
Primo Water Corp *	3,048	41,392
Progenics Pharmaceuticals Inc *	10,278	97,024
Protagonist Therapeutics Inc *	902	11,555
Proteostasis Therapeutics Inc *	1,198	9,368
Prothena Corp PLC * (Ireland)	5,109	285,031
Puma Biotechnology Inc *	4,158	154,678
Quad/Graphics Inc	2,201	55,553
Quidel Corp *	3,774	85,443
Quorum Health Corp *	4,261	23,180
Ra Pharmaceuticals Inc *	970	20,651
Radius Health Inc *	4,636	179,181
RadNet Inc *	5,975	35,253
Reata Pharmaceuticals Inc ‘A’ *	815	18,460
Regulus Therapeutics Inc *	5,541	9,143
Repligen Corp *	4,983	175,402
Revance Therapeutics Inc *	2,937	61,090
Revlon Inc ‘A’ *	500	13,925
Rigel Pharmaceuticals Inc *	13,905	46,026
Rockwell Medical Inc *	6,247	39,106
Sage Therapeutics Inc *	4,428	314,698
Sangamo Therapeutics Inc *	10,271	53,409
Sarepta Therapeutics Inc *	7,337	217,175
SciClone Pharmaceuticals Inc *	7,306	71,599
Second Sight Medical Products Inc *	1,885	2,281
Select Medical Holdings Corp *	1,145	15,286
Selecta Biosciences Inc *	606	8,678
Senseonics Holdings Inc *	3,944	7,060
Seres Therapeutics Inc *	2,572	28,986
ServiceSource International Inc *	5,273	20,459
Smart & Final Stores Inc *	2,344	28,362
Sorrento Therapeutics Inc *	3,440	13,588
Sotheby’s *	4,115	187,150
SP Plus Corp *	2,479	83,666
Spark Therapeutics Inc *	2,806	149,672
Spectrum Pharmaceuticals Inc *	3,931	25,552
STAAR Surgical Co *	5,825	57,085
Stemline Therapeutics Inc *	304	2,599
Strayer Education Inc	660	53,123
Sucampo Pharmaceuticals Inc ‘A’ *	3,522	38,742
Supernus Pharmaceuticals Inc *	6,900	215,970
Surgery Partners Inc *	1,614	31,473
Surmodics Inc *	1,860	44,733
Syndax Pharmaceuticals Inc *	297	4,075
Synergy Pharmaceuticals Inc *	28,899	134,669
Synthetic Biologics Inc *	10,798	6,810
Synutra International Inc *	807	4,802
Syros Pharmaceuticals Inc *	553	8,809
T2 Biosystems Inc *	2,048	10,772
Tactile Systems Technology Inc *	528	10,006
Tandem Diabetes Care Inc *	2,697	3,236
Team Inc *	3,973	107,470
Teladoc Inc *	3,349	83,725
Teligent Inc *	6,174	48,219
TESARO Inc *	4,172	641,946
TG Therapeutics Inc *	6,140	71,531
The Advisory Board Co *	5,970	279,396
The Boston Beer Co Inc ‘A’ *	1,296	187,466
The Brink’s Co	6,580	351,701
The Chefs’ Warehouse Inc *	2,559	35,570
The Ensign Group Inc	7,042	132,390
The Hackett Group Inc	3,269	63,713
The Medicines Co *	9,037	441,909
The Providence Service Corp *	1,755	77,992
The Spectranetics Corp *	6,332	184,420
TherapeuticsMD Inc *	20,650	148,680

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Theravance Biopharma Inc * (Cayman)	5,799	$213,519
Titan Pharmaceuticals Inc *	2,532	8,356
Tokai Pharmaceuticals Inc *	1,342	1,121
Tootsie Roll Industries Inc	2,576	96,215
TransEnterix Inc *	880	1,065
Travelport Worldwide Ltd	12,640	148,773
Trevena Inc *	7,341	26,941
TriNet Group Inc *	6,215	179,614
Trovagene Inc *	4,002	4,602
TrueBlue Inc *	371	10,147
Turning Point Brands Inc *	432	6,739
Ultragenyx Pharmaceutical Inc *	5,541	375,569
UnitedHealth Group Inc l	-	133
US Physical Therapy Inc	1,782	116,365
USANA Health Sciences Inc *	1,520	87,552
Utah Medical Products Inc	505	31,462
Vanda Pharmaceuticals Inc *	5,630	78,820
Vector Group Ltd	5,916	123,053
Vectrus Inc *	297	6,638
Veracyte Inc *	2,143	19,673
Versartis Inc *	371	7,921
Viad Corp	1,667	75,348
ViewRay Inc *	890	7,574
Vital Therapies Inc *	3,579	14,316
Voyager Therapeutics Inc *	662	8,765
vTv Therapeutics Inc ‘A’ *	1,289	8,443
WaVe Life Sciences Ltd *	852	23,430
WD-40 Co	2,067	225,200
Weight Watchers International Inc *	3,743	58,279
XBiotech Inc *	2,516	41,489
Xencor Inc *	5,129	122,686
Zeltiq Aesthetics Inc *	5,238	291,285
ZIOPHARM Oncology Inc *	18,023	114,266

		39,189,668

Diversified - 0.2%

HRG Group Inc *	17,453	337,192

Energy - 1.1%

Abraxas Petroleum Corp *	9,430	19,049
Callon Petroleum Co *	27,445	361,176
Carrizo Oil & Gas Inc *	8,940	256,220
CVR Energy Inc	173	3,474
Evolution Petroleum Corp	3,755	30,040
Flotek Industries Inc *	8,217	105,096
Isramco Inc *	94	11,012
Jagged Peak Energy Inc *	854	11,136
Keane Group Inc *	228	3,260
Matador Resources Co *	13,098	311,601
Panhandle Oil & Gas Inc ‘A’	1,085	20,832
Par Pacific Holdings Inc *	1,998	32,947
Pattern Energy Group Inc	8,011	161,262
PHI Inc *	86	1,030
Plug Power Inc *	16,916	23,344
Renewable Energy Group Inc *	357	3,731
Sanchez Energy Corp *	2,729	26,035
SRC Energy Inc *	3,258	27,498
TETRA Technologies Inc *	10,634	43,280
Trecora Resources *	2,310	25,641
WildHorse Resource Development Corp *	559	6,954

		1,484,618

Financial - 11.2%

Acadia Realty Trust REIT	2,414	72,565
Alexander & Baldwin Inc	3,665	163,166
Alexander’s Inc REIT	288	124,376
Allegiance Bancshares Inc *	137	5,096
Altisource Portfolio Solutions SA *	1,675	61,640
American Assets Trust Inc REIT	2,024	84,684
Ameris Bancorp	3,811	175,687

	Shares	Value
AMERISAFE Inc	2,081	$135,057
Armada Hoffler Properties Inc REIT	4,880	67,783
Atlantic Capital Bancshares Inc *	420	7,959
Atlas Financial Holdings Inc *	828	11,302
Banc of California Inc	5,290	109,503
Bank of the Ozarks Inc	13,012	676,754
Bankwell Financial Group Inc	144	4,952
BGC Partners Inc ‘A’	32,007	363,600
Blackhawk Network Holdings Inc *	8,043	326,546
Blue Hills Bancorp Inc	319	5,694
BNC Bancorp	527	18,471
BofI Holding Inc *	8,298	216,827
Capital Bank Financial Corp ‘A’	1,490	64,666
Cardinal Financial Corp	344	10,299
CareTrust REIT Inc	9,002	151,414
Cass Information Systems Inc	958	63,324
Chemical Financial Corp	3,152	161,225
Chesapeake Lodging Trust REIT	2,403	57,576
City Office REIT Inc	2,991	36,341
CoBiz Financial Inc	546	9,173
Cohen & Steers Inc	3,140	125,506
Consolidated-Tomoka Land Co	523	28,001
CoreSite Realty Corp REIT	4,916	442,686
County Bancorp Inc	439	12,757
Cowen Group Inc ‘A’ *	207	3,095
Crawford & Co ‘B’	1,643	16,479
CU Bancorp *	304	12,054
Customers Bancorp Inc *	1,441	45,435
Diamond Hill Investment Group Inc	444	86,380
DuPont Fabros Technology Inc REIT	10,913	541,176
Eagle Bancorp Inc *	3,606	215,278
EastGroup Properties Inc REIT	4,599	338,164
Education Realty Trust Inc REIT	1,363	55,679
eHealth Inc *	2,652	31,930
Ellie Mae Inc *	4,790	480,293
Essent Group Ltd *	11,019	398,557
Evercore Partners Inc ‘A’	5,727	446,133
FelCor Lodging Trust Inc REIT	17,818	133,813
Fifth Street Asset Management Inc	773	3,556
Financial Engines Inc	7,876	343,000
First Connecticut Bancorp Inc	405	10,044
First Financial Bankshares Inc	5,954	238,755
First Foundation Inc *	1,252	19,419
First Industrial Realty Trust Inc REIT	3,687	98,185
Forestar Group Inc *	413	5,637
Four Corners Property Trust Inc REIT	5,983	136,592
Franklin Financial Network Inc *	355	13,756
GAIN Capital Holdings Inc	1,069	8,905
GAMCO Investors Inc ‘A’	134	3,965
Global Medical REIT Inc	1,115	10,124
Gramercy Property Trust REIT	3,236	85,107
Greenhill & Co Inc	2,984	87,431
Hennessy Advisors Inc	634	10,658
Heritage Commerce Corp	332	4,681
Hersha Hospitality Trust REIT	329	6,182
HFF Inc ‘A’	5,295	146,513
Hingham Institution for Savings	93	16,447
Home Bancorp Inc	112	3,780
Home BancShares Inc	17,775	481,169
Houlihan Lokey Inc	1,743	60,046
Investment Technology Group Inc	542	10,975
iStar Inc REIT *	10,462	123,452
Kennedy-Wilson Holdings Inc	6,173	137,041
Ladenburg Thalmann Financial Services Inc *	1,428	3,541
LendingClub Corp *	21,449	117,755
Live Oak Bancshares Inc	2,817	60,988
LTC Properties Inc REIT	4,765	228,243
Maiden Holdings Ltd	996	13,944
Marcus & Millichap Inc *	2,128	52,306

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
MedEquities Realty Trust Inc REIT	1,514	$16,972
Medical Properties Trust Inc REIT	14,438	186,106
Medley Management Inc ‘A’	330	2,739
Meridian Bancorp Inc	1,042	19,069
Moelis & Co ‘A’	3,479	133,941
Monmouth Real Estate Investment Corp REIT	1,629	23,246
National Bank Holdings Corp ‘A’	3,649	118,592
National General Holdings Corp	4,102	97,464
National Health Investors Inc REIT	5,434	394,671
National Storage Affiliates Trust REIT	686	16,395
Nationstar Mortgage Holdings Inc *	2,311	36,421
Northfield Bancorp Inc	625	11,262
OM Asset Management PLC	3,966	59,966
Opus Bank	1,605	32,341
Orchid Island Capital Inc REIT	912	9,111
Pacific Premier Bancorp Inc *	1,329	51,233
Park Sterling Corp	2,393	29,458
Pennsylvania REIT	3,068	46,450
Physicians Realty Trust REIT	11,000	218,570
Pinnacle Financial Partners Inc	829	55,087
Potlatch Corp REIT	5,983	273,423
Primerica Inc	6,844	562,577
PS Business Parks Inc REIT	2,860	328,214
Pzena Investment Management Inc ‘A’	1,540	15,154
QTS Realty Trust Inc ‘A’ REIT	6,885	335,644
Real Industry Inc *	3,746	10,676
Regional Management Corp *	132	2,565
Retail Opportunity Investments Corp REIT	11,301	237,660
Rexford Industrial Realty Inc REIT	4,058	91,386
RLI Corp	4,553	273,271
Ryman Hospitality Properties Inc REIT	6,369	393,795
Sabra Health Care REIT Inc	1,610	44,967
Saul Centers Inc REIT	1,300	80,106
ServisFirst Bancshares Inc	6,837	248,730
Silvercrest Asset Management Group Inc ‘A’	987	13,127
STAG Industrial Inc REIT	11,821	295,761
State National Cos Inc	346	4,982
Terreno Realty Corp REIT	1,856	51,968
Texas Capital Bancshares Inc *	473	39,472
The GEO Group Inc REIT	2,384	110,546
The RMR Group Inc ‘A’	999	49,450
Third Point Reinsurance Ltd * (Bermuda)	817	9,886
Trinity Place Holdings Inc *	419	3,063
Trupanion Inc *	2,051	29,165
UMH Properties Inc REIT	1,031	15,681
Union Bankshares Inc	504	21,647
United Insurance Holdings Corp	1,823	29,077
Universal Health Realty Income Trust REIT	1,182	76,239
Universal Insurance Holdings Inc	3,471	85,039
Urban Edge Properties REIT	13,103	344,609
Urstadt Biddle Properties Inc ‘A’ REIT	3,837	78,889
Veritex Holdings Inc *	348	9,786
Virtu Financial Inc ‘A’	3,419	58,123
Waddell & Reed Financial Inc ‘A’	1,115	18,955
WageWorks Inc *	5,342	386,227
Washington Prime Group Inc REIT	6,152	53,461
Washington REIT	3,742	117,050
Western New England Bancorp Inc	394	4,137
Westwood Holdings Group Inc	1,219	65,107
WisdomTree Investments Inc	16,544	150,220
WMIH Corp *	29,298	42,482
Xenith Bankshares Inc *	397	10,072

		15,772,776

Industrial - 14.3%

AAON Inc	5,934	209,767
Actuant Corp ‘A’	4,201	110,696
Advanced Disposal Services Inc *	1,930	43,618

	Shares	Value
Advanced Drainage Systems Inc	5,077	$111,186
Advanced Energy Industries Inc *	5,481	375,777
Aerojet Rocketdyne Holdings Inc *	4,625	100,363
Aerovironment Inc *	478	13,398
Air Transport Services Group Inc *	1,065	17,093
Alamo Group Inc	309	23,543
Albany International Corp ‘A’	589	27,123
Allied Motion Technologies Inc	964	19,376
Altra Industrial Motion Corp	3,088	120,278
American Outdoor Brands Corp *	8,121	160,877
Apogee Enterprises Inc	4,177	248,991
Applied Industrial Technologies Inc	2,321	143,554
Aqua Metals Inc *	1,761	34,410
AquaVenture Holdings Ltd *	158	2,697
Argan Inc	1,983	131,175
Armstrong Flooring Inc *	182	3,352
Astec Industries Inc	1,318	81,050
Astronics Corp *	2,871	91,097
Atkore International Group Inc *	1,066	28,014
AZZ Inc	3,800	226,100
Badger Meter Inc	4,131	151,814
Belden Inc	6,152	425,657
Boise Cascade Co *	4,930	131,631
Brady Corp ‘A’	5,062	195,646
Builders FirstSource Inc *	12,389	184,596
Caesarstone Ltd * (Israel)	3,467	125,679
Chase Corp	1,025	97,785
Coherent Inc *	3,534	726,732
Comfort Systems USA Inc	5,453	199,852
Continental Building Products Inc *	5,317	130,267
Curtiss-Wright Corp	4,654	424,724
Dycom Industries Inc *	4,473	415,765
Echo Global Logistics Inc *	3,719	79,401
EMCOR Group Inc	1,462	92,033
Energous Corp *	2,133	33,275
Energy Recovery Inc *	4,987	41,492
EnerSys	1,853	146,276
EnPro Industries Inc	3,151	224,225
Exponent Inc	3,730	222,122
Fabrinet * (Thailand)	5,108	214,689
FARO Technologies Inc *	587	20,985
Fluidigm Corp *	4,287	24,393
Forterra Inc *	2,039	39,761
Forward Air Corp	4,352	207,025
Franklin Electric Co Inc	6,291	270,828
Generac Holdings Inc *	8,983	334,886
General Cable Corp	6,607	118,596
Gibraltar Industries Inc *	3,028	124,754
Global Brass & Copper Holdings Inc	2,862	98,453
GP Strategies Corp *	1,805	45,667
Granite Construction Inc	4,381	219,882
Griffon Corp	3,644	89,825
Headwaters Inc *	10,722	251,753
Heartland Express Inc	6,648	133,292
Heritage-Crystal Clean Inc *	957	13,111
Hill International Inc *	1,895	7,864
Hillenbrand Inc	8,563	306,984
Hub Group Inc ‘A’ *	4,550	211,120
Hyster-Yale Materials Handling Inc	403	22,725
IES Holdings Inc *	1,008	18,245
II-VI Inc *	2,420	87,241
Insteel Industries Inc	2,583	93,350
Itron Inc *	4,892	296,944
JELD-WEN Holding Inc *	3,013	98,977
John Bean Technologies Corp	4,450	391,378
Kadant Inc	304	18,042
Kaman Corp	379	18,241
KapStone Paper & Packaging Corp	809	18,688
Knight Transportation Inc	9,019	282,746
Lawson Products Inc *	705	15,827

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Lindsay Corp	1,369	$120,636
Littelfuse Inc	3,227	516,030
Louisiana-Pacific Corp *	19,624	487,068
LSI Industries Inc	438	4,419
Lydall Inc *	2,446	131,106
Masonite International Corp *	4,461	353,534
MasTec Inc *	9,723	389,406
Matson Inc	2,826	89,754
Mesa Laboratories Inc	427	52,393
Methode Electronics Inc	4,901	223,486
Milacron Holdings Corp *	1,809	33,666
Mistras Group Inc *	2,481	53,044
Moog Inc ‘A’ *	436	29,365
MSA Safety Inc	3,113	220,058
Mueller Industries Inc	5,928	202,915
Mueller Water Products Inc ‘A’	22,841	269,981
Multi Packaging Solutions International Ltd *	3,058	54,891
Multi-Color Corp	2,015	143,065
Myers Industries Inc	3,137	49,721
National Presto Industries Inc	78	7,972
NCI Building Systems Inc *	4,010	68,772
Novanta Inc *	1,184	31,435
NV5 Global Inc *	781	29,366
NVE Corp	336	27,817
Omega Flex Inc	436	20,836
Orion Group Holdings Inc *	569	4,250
Patrick Industries Inc *	2,242	158,958
PGT Innovations Inc *	7,047	75,755
Ply Gem Holdings Inc *	3,195	62,942
Power Solutions International Inc *	514	5,186
Primoris Services Corp	5,940	137,927
Proto Labs Inc *	3,603	184,113
Quanex Building Products Corp	378	7,655
Radiant Logistics Inc *	3,238	16,190
Raven Industries Inc	3,324	96,562
RBC Bearings Inc *	3,294	319,814
Rexnord Corp *	9,328	215,290
Rogers Corp *	913	78,399
Simpson Manufacturing Co Inc	6,082	262,073
Sparton Corp *	87	1,826
Standex International Corp	1,417	141,913
Stoneridge Inc *	3,889	70,546
Sturm Ruger & Co Inc	2,702	144,692
Summit Materials Inc ‘A’ *	15,661	386,983
Sun Hydraulics Corp	3,078	111,147
Swift Transportation Co *	10,913	224,153
TASER International Inc *	7,767	177,010
Teledyne Technologies Inc *	1,376	174,009
Tennant Co	2,399	174,287
Tetra Tech Inc	1,364	55,719
The Gorman-Rupp Co	2,203	69,174
TopBuild Corp *	753	35,391
Trex Co Inc *	4,336	300,875
Trinseo SA	4,029	270,346
Tutor Perini Corp *	823	26,171
Universal Display Corp	6,059	521,680
Universal Forest Products Inc	2,531	249,405
Universal Logistics Holdings Inc	817	11,724
US Concrete Inc *	2,109	136,136
US Ecology Inc	3,200	149,920
Vicor Corp *	2,217	35,694
Watts Water Technologies Inc ‘A’	3,816	237,928
Woodward Inc	7,704	523,256
Worthington Industries Inc	6,605	297,819
YRC Worldwide Inc *	1,101	12,122
ZAGG Inc *	411	2,959

		20,247,514

	Shares	Value
Technology - 15.0%

2U Inc *	5,411	$214,600
3D Systems Corp *	15,774	235,979
ACI Worldwide Inc *	16,844	360,293
Acxiom Corp *	5,585	159,005
Advanced Micro Devices Inc *	52,631	765,781
Agilysys Inc *	279	2,637
ALJ Regional Holdings Inc *	2,837	10,554
Ambarella Inc *	1,878	102,745
Amber Road Inc *	2,529	19,524
American Software Inc ‘A’	3,707	38,108
Amkor Technology Inc *	758	8,785
Appfolio Inc ‘A’ *	1,084	29,485
Apptio Inc ‘A’ *	652	7,648
Aspen Technology Inc *	11,400	671,688
Avid Technology Inc *	3,213	14,973
Barracuda Networks Inc *	3,172	73,305
Benefitfocus Inc *	1,863	52,071
Blackbaud Inc	6,864	526,263
Blackline Inc *	854	25,415
Bottomline Technologies de Inc *	5,107	120,781
Box Inc ‘A’ *	7,245	118,166
Brightcove Inc *	4,382	39,000
BroadSoft Inc *	4,325	173,865
Cabot Microelectronics Corp	458	35,087
Callidus Software Inc *	8,900	190,015
Carbonite Inc *	2,685	54,505
Castlight Health Inc ‘B’ *	5,729	20,911
Cavium Inc *	8,210	588,329
CEVA Inc *	2,916	103,518
Cirrus Logic Inc *	9,174	556,770
CommVault Systems Inc *	5,629	285,953
Computer Programs & Systems Inc	1,592	44,576
Convergys Corp	6,618	139,971
Cornerstone OnDemand Inc *	7,433	289,069
Cotiviti Holdings Inc *	1,394	58,032
Coupa Software Inc *	820	20,828
Cray Inc *	5,920	129,648
CSG Systems International Inc	4,711	178,123
Diebold Nixdorf Inc	3,346	102,722
Digimarc Corp *	1,437	38,799
Eastman Kodak Co *	2,062	23,713
Ebix Inc	3,686	225,767
Electronics For Imaging Inc *	6,843	334,144
Entegris Inc *	13,015	304,551
Envestnet Inc *	6,096	196,901
EPAM Systems Inc *	7,036	531,359
Everbridge Inc *	794	16,301
Exa Corp *	1,988	25,248
Exar Corp *	1,194	15,534
ExlService Holdings Inc *	4,788	226,760
Fair Isaac Corp	4,515	582,209
Five9 Inc *	4,795	78,926
FormFactor Inc *	5,667	67,154
Globant SA *	3,774	137,374
Guidance Software Inc *	3,466	20,449
Hortonworks Inc *	5,811	57,006
HubSpot Inc *	4,250	257,337
Immersion Corp *	1,363	11,804
Impinj Inc *	506	15,317
InnerWorkings Inc *	5,146	51,254
Inphi Corp *	5,916	288,819
Instructure Inc *	1,509	35,311
Integrated Device Technology Inc *	19,736	467,151
j2 Global Inc	6,862	575,790
Jive Software Inc *	8,252	35,484
Lattice Semiconductor Corp *	17,694	122,442
LivePerson Inc *	7,691	52,683
Lumentum Holdings Inc *	7,383	393,883

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
MACOM Technology Solutions Holdings Inc *	4,612	$222,760
Majesco *	757	3,906
MAXIMUS Inc	9,352	581,694
MaxLinear Inc ‘A’ *	8,208	230,234
Medidata Solutions Inc *	8,045	464,116
Mercury Systems Inc *	441	17,221
Microsemi Corp *	16,607	855,759
MicroStrategy Inc ‘A’ *	742	139,348
MINDBODY Inc ‘A’ *	2,068	56,767
Mitek Systems Inc *	4,265	28,362
MKS Instruments Inc	411	28,256
MobileIron Inc *	6,842	29,763
Model N Inc *	3,327	34,767
Monolithic Power Systems Inc	5,672	522,391
Monotype Imaging Holdings Inc	5,984	120,278
MTS Systems Corp	2,253	124,028
Nanometrics Inc *	2,751	83,795
NantHealth Inc *	812	4,027
NeuStar Inc ‘A’ *	1,880	62,322
New Relic Inc *	3,230	119,736
Nimble Storage Inc *	9,321	116,512
Omnicell Inc *	5,216	212,030
Park City Group Inc *	1,739	21,477
Paycom Software Inc *	6,462	371,630
PDF Solutions Inc *	3,684	83,332
Pegasystems Inc	5,260	230,651
Planet Payment Inc *	6,117	24,346
Power Integrations Inc	3,977	261,488
Progress Software Corp	1,014	29,457
PROS Holdings Inc *	3,716	89,890
Pure Storage Inc ‘A’ *	10,294	101,190
Quality Systems Inc *	7,545	114,986
Qualys Inc *	4,004	151,752
Radisys Corp *	4,790	19,160
Rambus Inc *	4,009	52,678
RealPage Inc *	7,913	276,164
Rosetta Stone Inc *	2,118	20,650
Sapiens International Corp NV (Israel)	3,514	45,260
Science Applications International Corp	6,177	459,569
SecureWorks Corp ‘A’ *	233	2,213
Semtech Corp *	9,419	318,362
Silicon Laboratories Inc *	6,000	441,300
Silver Spring Networks Inc *	5,299	59,826
SPS Commerce Inc *	2,437	142,540
Stratasys Ltd *	3,341	68,457
Super Micro Computer Inc *	1,196	30,319
Synaptics Inc *	5,134	254,184
Synchronoss Technologies Inc *	6,082	148,401
Syntel Inc	4,811	80,969
Tabula Rasa HealthCare Inc *	431	5,810
Take-Two Interactive Software Inc *	14,087	834,936
TeleTech Holdings Inc	2,386	70,626
The ExOne Co *	279	2,843
Ultratech Inc *	244	7,227
Unisys Corp *	5,080	70,866
USA Technologies Inc *	4,615	19,614
Varonis Systems Inc *	1,545	49,131
Virtusa Corp *	4,073	123,086
Vocera Communications Inc *	2,505	62,199
Workiva Inc *	3,171	49,626
Xactly Corp *	3,297	39,234
Xperi Corp	4,718	160,176

		21,211,895

Utilities - 0.7%

American States Water Co	3,561	157,752
California Water Service Group	4,200	150,570
Chesapeake Utilities Corp	256	17,715
Connecticut Water Service Inc	360	19,134

	Shares	Value
EnerNOC Inc *	3,264	$19,584
Global Water Resources Inc	1,155	10,048
MGE Energy Inc	2,373	154,245
Middlesex Water Co	1,949	72,016
New Jersey Resources Corp	961	38,056
Ormat Technologies Inc	2,628	150,006
Southwest Gas Holdings Inc	648	53,726
Spark Energy Inc ‘A’	717	22,908
The York Water Co	1,644	57,622
WGL Holdings Inc	332	27,400

		950,782

Total Common Stocks (Cost $110,288,406)		134,881,381

EXCHANGE-TRADED FUND - 3.7%

iShares Russell 2000 Growth	32,240	5,211,918

Total Exchange-Traded Fund (Cost $4,973,404)		5,211,918

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $1,044,224; collateralized by U.S. Treasury Notes: 1.250% due 03/31/21 and value $1,065,986)	$1,044,216	1,044,216

Total Short-Term Investment (Cost $1,044,216)		1,044,216

TOTAL INVESTMENTS - 99.9% (Cost $116,326,741)		141,180,251

OTHER ASSETS & LIABILITIES, NET - 0.1%		85,720

NET ASSETS - 100.0%		$141,265,971

Notes to Schedule of Investments

(a)	An investment with a value of $42,736 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	As of March 31, 2017, $54,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (06/17)	16	$15,050

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$42,736	$-	$-	$42,736
	Common Stocks	134,881,381	134,881,381	-	-
	Exchange-Traded Fund	5,211,918	5,211,918	-	-
	Short-Term Investment	1,044,216	-	1,044,216	-
	Derivatives:
	Equity Contracts
	Futures	15,050	15,050	-	-

	Total	$141,195,301	$140,108,349	$1,044,216	$42,736

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%

Basic Materials - 4.1%

A Schulman Inc	6,242	$196,311
Aceto Corp	714	11,288
AgroFresh Solutions Inc *	4,832	21,116
AK Steel Holding Corp *	67,242	483,470
Allegheny Technologies Inc	23,253	417,624
American Vanguard Corp	5,697	94,570
Calgon Carbon Corp	10,954	159,928
Carpenter Technology Corp	9,752	363,750
Century Aluminum Co *	10,015	127,090
Chemtura Corp *	6,838	228,389
Cliffs Natural Resources Inc *	60,991	500,736
Coeur Mining Inc *	10,142	81,947
Commercial Metals Co	24,676	472,052
CSW Industrials Inc *	3,198	117,367
Fairmount Santrol Holdings Inc *	19,674	144,210
Ferroglobe PLC	14,207	146,758
Ferroglobe Representation & Warranty Insurance Trust * +	14,991	-
GCP Applied Technologies Inc *	2,475	80,809
Gold Resource Corp	2,097	9,478
Hawkins Inc	1,676	82,124
Hecla Mining Co	82,690	437,430
Ingevity Corp *	1,745	106,183
Innophos Holdings Inc	496	26,769
Innospec Inc	4,979	322,390
Kaiser Aluminum Corp	2,434	194,477
KMG Chemicals Inc	1,067	49,157
Koppers Holdings Inc *	934	39,555
Kraton Corp *	6,504	201,104
Kronos Worldwide Inc	4,439	72,933
Landec Corp *	4,439	53,268
Materion Corp	4,356	146,144
Minerals Technologies Inc	3,428	262,585
Oil-Dri Corp of America	1,020	38,015
Olin Corp	35,740	1,174,774
OMNOVA Solutions Inc *	3,643	36,066
PH Glatfelter Co	9,483	206,160
Quaker Chemical Corp	669	88,081
Rayonier Advanced Materials Inc	3,869	52,038
Ryerson Holding Corp *	2,648	33,365
Schnitzer Steel Industries Inc ‘A’	5,655	116,776
Schweitzer-Mauduit International Inc	5,354	221,763
Smart Sand Inc *	2,350	38,187
Stepan Co	3,848	303,261
Stillwater Mining Co *	26,399	455,911
The Chemours Co	6,513	250,750
Tronox Ltd ‘A’	14,051	259,241
United States Lime & Minerals Inc	404	31,908
Valhi Inc	4,719	15,478

		8,972,786

Communications - 4.4%

1-800-Flowers.com Inc ‘A’ *	4,117	41,993
ADTRAN Inc	3,875	80,406
ATN International Inc	2,158	151,966
Autobytel Inc *	1,505	18,858
Bankrate Inc *	10,363	100,003
Black Box Corp	3,164	28,318
Blucora Inc *	6,811	117,830
Boingo Wireless Inc *	2,892	37,567
Calix Inc *	9,002	65,265
ChannelAdvisor Corp *	608	6,779
Chegg Inc *	10,230	86,341
Cincinnati Bell Inc *	9,303	164,663
Comtech Telecommunications Corp	4,952	72,993
Consolidated Communications Holdings Inc	3,291	77,075

	Shares	Value
Daily Journal Corp *	90	$19,286
DigitalGlobe Inc *	13,630	446,383
Entercom Communications Corp ‘A’	5,829	83,355
ePlus Inc *	409	55,235
FairPoint Communications Inc *	1,132	18,791
Finisar Corp *	23,199	634,261
FTD Cos Inc *	3,899	78,526
Gannett Co Inc	25,774	215,986
Global Eagle Entertainment Inc *	9,658	30,809
Global Sources Ltd * (Hong Kong)	1,725	14,231
Globalstar Inc *	31,255	50,008
Gray Television Inc *	5,437	78,837
Harmonic Inc *	16,992	101,102
Hawaiian Telcom Holdco Inc *	1,437	32,922
HC2 Holdings Inc *	7,376	45,731
Hemisphere Media Group Inc *	322	3,784
Houghton Mifflin Harcourt Co *	8,829	89,614
IDT Corp ‘B’	1,636	20,810
Infinera Corp *	8,599	87,968
Intelsat SA *	6,492	26,942
Iridium Communications Inc *	18,074	174,414
Ixia *	13,629	267,810
KVH Industries Inc *	3,274	27,502
Lands’ End Inc *	3,364	72,158
Liberty Media Corp-Liberty Braves ‘A’ *	1,830	43,810
Liberty Media Corp-Liberty Braves ‘C’ *	6,211	146,890
Liberty Media Corp-Liberty Formula One ‘A’ *	4,112	134,462
Liberty Media Corp-Liberty Formula One ‘C’ *	8,227	280,952
Limelight Networks Inc *	14,790	38,158
Liquidity Services Inc *	5,435	43,480
Lumos Networks Corp *	3,809	67,419
Marchex Inc ‘B’ *	7,013	19,075
MDC Partners Inc ‘A’	8,044	75,614
MeetMe Inc *	1,279	7,533
Meredith Corp	8,114	524,164
MSG Networks Inc ‘A’ *	8,558	199,829
NeoPhotonics Corp *	5,556	50,060
NETGEAR Inc *	2,379	117,879
New Media Investment Group Inc	8,156	115,897
Nexstar Media Group Inc	3,004	210,731
NII Holdings Inc *	12,305	15,997
Numerex Corp ‘A’ *	2,326	11,095
Oclaro Inc *	3,143	30,864
ORBCOMM Inc *	1,246	11,899
Perficient Inc *	2,514	43,643
Preformed Line Products Co	553	28,839
Quantenna Communications Inc *	933	19,434
QuinStreet Inc *	7,402	28,868
RealNetworks Inc *	4,600	22,264
Reis Inc	751	13,443
RetailMeNot Inc *	8,660	70,146
Rightside Group Ltd *	2,459	24,393
RigNet Inc *	2,469	52,960
Saga Communications Inc ‘A’	754	38,492
Salem Media Group Inc	2,354	17,537
Scholastic Corp	5,797	246,778
ShoreTel Inc *	11,613	71,420
Silicom Ltd (Israel)	898	44,604
Sonus Networks Inc *	9,246	60,931
Spok Holdings Inc	4,424	84,056
TechTarget Inc *	2,488	22,467
Telenav Inc *	7,339	63,482
The EW Scripps Co ‘A’ *	13,003	304,790
The New York Times Co ‘A’	26,699	384,466
The Rubicon Project Inc *	5,107	30,080
The Trade Desk Inc ‘A’ *	1,361	50,697
Time Inc	22,027	426,223
TiVo Corp	17,180	322,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Townsquare Media Inc ‘A’ *	1,841	$22,423
tronc Inc *	2,493	34,703
VASCO Data Security International Inc *	691	9,329
ViaSat Inc *	1,354	86,412
Viavi Solutions Inc *	50,309	539,313
Vonage Holdings Corp *	36,387	229,966
West Corp	8,283	202,271
Windstream Holdings Inc	18,420	100,389

		9,569,274

Consumer, Cyclical - 8.4%

Abercrombie & Fitch Co ‘A’	14,822	176,826
Acushnet Holdings Corp *	1,901	32,849
AdvancePierre Foods Holdings Inc	1,803	56,200
AMC Entertainment Holdings Inc ‘A’	8,799	276,729
America’s Car-Mart Inc *	1,788	65,173
American Eagle Outfitters Inc	3,809	53,440
Anixter International Inc *	6,200	491,660
Ascena Retail Group Inc *	24,809	105,686
At Home Group Inc *	1,165	17,661
AV Homes Inc *	1,982	32,604
Barnes & Noble Education Inc *	8,546	81,956
Barnes & Noble Inc	13,754	127,224
Bassett Furniture Industries Inc	1,126	30,289
Beazer Homes USA Inc *	7,149	86,717
Belmond Ltd ‘A’ * (United Kingdom)	17,651	213,577
Big 5 Sporting Goods Corp	3,836	57,924
Biglari Holdings Inc *	202	87,260
Blue Bird Corp *	1,075	18,436
BMC Stock Holdings Inc *	1,909	43,143
Boot Barn Holdings Inc *	3,001	29,680
Build-A-Bear Workshop Inc *	2,632	23,293
Caesars Acquisition Co ‘A’ *	10,011	154,169
Caesars Entertainment Corp *	12,234	116,835
Caleres Inc	9,312	246,023
Callaway Golf Co	12,383	137,080
Camping World Holdings Inc ‘A’	332	10,704
Carrols Restaurant Group Inc *	1,069	15,126
Century Casinos Inc *	2,231	16,866
Century Communities Inc *	3,164	80,366
Chico’s FAS Inc	2,990	42,458
Citi Trends Inc	3,079	52,343
Conn’s Inc *	4,440	38,850
Cooper Tire & Rubber Co	11,902	527,854
Cooper-Standard Holdings Inc *	219	24,294
Cracker Barrel Old Country Store Inc	220	35,035
Daktronics Inc	8,342	78,832
Dana Inc	31,987	617,669
Deckers Outdoor Corp *	6,469	386,393
Del Frisco’s Restaurant Group Inc *	4,789	86,441
Del Taco Restaurants Inc *	5,112	67,785
Delta Apparel Inc *	1,543	27,203
Denny’s Corp *	3,683	45,559
Destination XL Group Inc *	2,323	6,621
DineEquity Inc	1,717	93,439
Douglas Dynamics Inc	767	23,509
DSW Inc ‘A’	14,218	294,028
El Pollo Loco Holdings Inc *	4,565	54,552
Eldorado Resorts Inc *	602	11,393
Empire Resorts Inc *	616	14,938
Eros International PLC * (India)	6,607	68,052
Escalade Inc	2,173	28,032
Essendant Inc	8,043	121,851
Express Inc *	16,281	148,320
EZCORP Inc ‘A’ *	10,982	89,503
Fiesta Restaurant Group Inc *	1,046	25,313
FirstCash Inc	4,371	214,835
Flexsteel Industries Inc	1,386	69,854
Fogo De Chao Inc *	1,073	17,436
Fossil Group Inc *	9,186	160,296

	Shares	Value
Fred’s Inc ‘A’	6,919	$90,639
G-III Apparel Group Ltd *	1,933	42,313
Gaia Inc *	424	4,219
Genesco Inc *	3,936	218,251
Golden Entertainment Inc	1,766	23,364
Green Brick Partners Inc *	5,315	52,884
Group 1 Automotive Inc	3,484	258,095
Guess? Inc	13,329	148,618
Haverty Furniture Cos Inc	4,054	98,715
Hibbett Sports Inc *	1,082	31,919
Hooker Furniture Corp	2,361	73,309
Hovnanian Enterprises Inc ‘A’ *	27,780	63,061
Iconix Brand Group Inc *	9,692	72,884
ILG Inc	21,942	459,904
Interface Inc	1,598	30,442
International Speedway Corp ‘A’	5,414	200,047
Intrawest Resorts Holdings Inc *	3,566	89,186
J Alexander’s Holdings Inc *	2,901	29,155
Jack in the Box Inc	1,559	158,581
JAKKS Pacific Inc *	3,204	17,622
Johnson Outdoors Inc ‘A’	1,045	38,143
KB Home	14,299	284,264
Kimball International Inc ‘B’	1,204	19,866
Kirkland’s Inc *	1,778	22,047
Kona Grill Inc *	972	6,124
La Quinta Holdings Inc *	14,775	199,758
La-Z-Boy Inc	6,189	167,103
LGI Homes Inc *	248	8,410
Libbey Inc	4,518	65,872
Lifetime Brands Inc	1,991	40,019
Luby’s Inc *	4,284	13,323
Lumber Liquidators Holdings Inc *	5,734	120,357
M/I Homes Inc *	4,177	102,337
MarineMax Inc *	2,418	52,350
Marriott Vacations Worldwide Corp	4,500	449,685
MDC Holdings Inc	5,561	167,108
Meritage Homes Corp *	7,754	285,347
Meritor Inc *	17,707	303,321
Metaldyne Performance Group Inc	1,128	25,775
Miller Industries Inc	2,147	56,573
Mobile Mini Inc	2,461	75,061
Modine Manufacturing Co *	10,323	125,941
Monarch Casino & Resort Inc *	2,286	67,528
Motorcar Parts of America Inc *	249	7,652
Movado Group Inc	3,388	84,531
NACCO Industries Inc ‘A’	876	61,145
National CineMedia Inc	13,247	167,310
Navistar International Corp *	9,920	244,230
Noodles & Co *	833	4,790
Office Depot Inc	110,380	514,923
Party City Holdco Inc *	3,395	47,700
PC Connection Inc	2,506	74,654
Penn National Gaming Inc *	2,446	45,080
Perry Ellis International Inc *	2,466	52,970
PICO Holdings Inc *	4,264	59,696
Pier 1 Imports Inc	14,320	102,531
Pinnacle Entertainment Inc *	10,790	210,621
Reading International Inc ‘A’ *	2,683	41,694
Red Lion Hotels Corp *	3,662	25,817
Red Robin Gourmet Burgers Inc *	2,279	133,208
Regis Corp *	7,970	93,408
REV Group Inc *	2,021	55,719
RH *	8,275	382,801
Ruby Tuesday Inc *	13,086	36,772
Rush Enterprises Inc ‘A’ *	6,504	215,152
Rush Enterprises Inc ‘B’ *	1,205	37,572
ScanSource Inc *	5,468	214,619
Sears Holdings Corp *	2,027	23,290
Sears Hometown & Outlet Stores Inc *	2,485	9,692
Sequential Brands Group Inc *	8,670	33,726

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Shoe Carnival Inc	2,813	$69,115
SkyWest Inc	10,725	367,331
Sonic Automotive Inc ‘A’	6,081	121,924
Spartan Motors Inc	7,088	56,704
Speedway Motorsports Inc	2,397	45,159
Sportsman’s Warehouse Holdings Inc *	449	2,146
Stage Stores Inc	5,595	14,491
Standard Motor Products Inc	1,857	91,253
Strattec Security Corp	751	20,878
Superior Industries International Inc	5,177	131,237
Supreme Industries Inc ‘A’	1,134	22,975
Systemax Inc	2,290	25,396
Tailored Brands Inc	7,364	110,018
The Buckle Inc	4,237	78,808
The Cato Corp ‘A’	4,021	88,301
The Container Store Group Inc *	2,596	10,981
The Finish Line Inc ‘A’	6,268	89,194
The Marcus Corp	3,865	124,067
The New Home Co Inc *	1,609	16,830
Tilly’s Inc ‘A’	2,702	24,372
Titan International Inc	9,660	99,884
Titan Machinery Inc *	3,831	58,768
Tower International Inc	4,469	121,110
TRI Pointe Group Inc *	29,844	374,244
Triton International Ltd (Bermuda)	7,170	184,914
Tuesday Morning Corp *	9,991	37,466
UCP Inc ‘A’ *	1,726	17,519
Unifi Inc *	3,468	98,457
UniFirst Corp	2,921	413,175
Vera Bradley Inc *	1,359	12,652
Veritiv Corp *	1,760	91,168
Vince Holding Corp *	4,241	6,574
Vitamin Shoppe Inc *	5,108	102,926
Wabash National Corp	9,377	194,010
Wesco Aircraft Holdings Inc *	9,667	110,204
West Marine Inc *	3,753	35,804
Weyco Group Inc	1,258	35,325
William Lyon Homes ‘A’ *	4,991	102,914
Wolverine World Wide Inc	17,481	436,501
Zumiez Inc *	4,028	73,712

		18,317,514

Consumer, Non-Cyclical - 9.9%

Aaron’s Inc	14,027	417,163
ABM Industries Inc	11,857	516,965
Accelerate Diagnostics Inc *	390	9,438
ACCO Brands Corp *	22,774	299,478
Acorda Therapeutics Inc *	8,004	168,084
Adamas Pharmaceuticals Inc *	1,884	32,970
Addus HomeCare Corp *	1,413	45,216
Adverum Biotechnologies Inc *	5,082	13,721
Agenus Inc *	3,137	11,826
Akebia Therapeutics Inc *	5,620	51,704
Albany Molecular Research Inc *	3,079	43,198
Alico Inc	519	13,702
Alliance One International Inc *	1,854	23,824
Almost Family Inc *	1,830	88,938
AMAG Pharmaceuticals Inc *	5,160	116,358
American Public Education Inc *	3,451	79,028
American Renal Associates Holdings Inc *	265	4,473
Analogic Corp	2,457	186,486
AnaptysBio Inc *	188	5,217
AngioDynamics Inc *	6,032	104,655
Anika Therapeutics Inc *	562	24,413
Aratana Therapeutics Inc *	409	2,168
ARC Document Solutions Inc *	9,277	32,006
Ardelyx Inc *	5,319	67,285
Array BioPharma Inc *	32,461	290,201
Arrowhead Pharmaceuticals Inc *	936	1,732
Ascent Capital Group Inc ‘A’ *	2,354	33,262

	Shares	Value
Atara Biotherapeutics Inc *	4,859	$99,852
AtriCure Inc *	1,499	28,706
Audentes Therapeutics Inc *	275	4,686
Avon Products Inc *	74,104	326,058
B. Riley Financial Inc	1,933	28,995
Bellicum Pharmaceuticals Inc *	1,533	18,917
BioCryst Pharmaceuticals Inc *	2,938	24,679
BioScrip Inc *	21,044	35,775
Bluebird Bio Inc *	5,469	497,132
Bridgepoint Education Inc *	3,886	41,464
CAI International Inc *	3,604	56,727
Cal-Maine Foods Inc	1,556	57,261
Cambium Learning Group Inc *	2,210	10,829
Capella Education Co	153	13,009
Cara Therapeutics Inc *	3,992	73,413
Career Education Corp *	14,067	122,383
Carriage Services Inc	292	7,919
CBIZ Inc *	10,552	142,980
Celldex Therapeutics Inc *	21,346	77,059
Cellular Biomedicine Group Inc *	785	9,263
Central Garden & Pet Co *	1,999	74,103
Central Garden & Pet Co ‘A’ *	6,362	220,889
Cerus Corp *	2,731	12,153
Chimerix Inc *	9,525	60,769
Cidara Therapeutics Inc *	2,640	20,592
Clearside Biomedical Inc *	527	4,184
Community Health Systems Inc *	23,352	207,132
Concert Pharmaceuticals Inc *	2,120	36,167
CONMED Corp	5,991	266,060
Corvus Pharmaceuticals Inc *	587	12,192
CPI Card Group Inc	2,964	12,449
CRA International Inc	1,836	64,866
Craft Brew Alliance Inc *	1,907	25,458
CryoLife Inc *	2,349	39,111
CSS Industries Inc	1,966	50,959
Darling Ingredients Inc *	25,556	371,073
Dean Foods Co	10,050	197,583
DeVry Education Group Inc	13,373	474,073
Dimension Therapeutics Inc *	1,576	2,758
Edge Therapeutics Inc *	2,145	19,541
Egalet Corp *	3,516	17,932
elf Beauty Inc *	1,204	34,675
Enanta Pharmaceuticals Inc *	3,207	98,776
Endocyte Inc *	7,826	20,113
Ennis Inc	5,139	87,363
Enzo Biochem Inc *	617	5,164
Epizyme Inc *	2,533	43,441
Esperion Therapeutics Inc *	3,015	106,460
EVERTEC Inc	2,661	42,310
Exactech Inc *	2,384	60,077
Exelixis Inc *	18,628	403,669
Five Prime Therapeutics Inc *	4,520	163,398
Flex Pharma Inc *	535	2,354
Franklin Covey Co *	489	9,878
Fresh Del Monte Produce Inc	6,529	386,713
FTI Consulting Inc *	8,121	334,342
Genesis Healthcare Inc *	3,542	9,351
Great Lakes Dredge & Dock Corp *	11,667	46,668
Green Dot Corp ‘A’ *	7,496	250,067
Haemonetics Corp *	10,991	445,905
Halyard Health Inc *	10,025	381,852
Heidrick & Struggles International Inc	4,049	106,691
Huron Consulting Group Inc *	4,199	176,778
ICF International Inc *	4,011	165,654
ICU Medical Inc *	1,021	155,907
Idera Pharmaceuticals Inc *	981	2,423
Ignyta Inc *	2,238	19,247
Immunomedics Inc *	1,294	8,372
Ingles Markets Inc ‘A’	3,041	131,219
Innoviva Inc *	1,823	25,212

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Integer Holdings Corp *	6,466	$259,933
Inter Parfums Inc	2,101	76,792
Invacare Corp	6,759	80,432
iRhythm Technologies Inc *	174	6,542
John B Sanfilippo & Son Inc	1,368	100,124
Jounce Therapeutics Inc *	208	4,574
K12 Inc *	7,391	141,538
K2M Group Holdings Inc *	3,910	80,194
Karyopharm Therapeutics Inc *	4,654	59,757
Kelly Services Inc ‘A’	6,305	137,827
Kindred Healthcare Inc	18,343	153,164
Korn/Ferry International	5,116	161,103
Lannett Co Inc *	5,936	132,670
Laureate Education Inc ‘A’ *	3,368	48,061
LHC Group Inc *	2,981	160,676
Liberty Tax Inc	482	6,869
Luminex Corp	4,736	87,000
Magellan Health Inc *	1,496	103,299
McGrath RentCorp	5,129	172,181
Medpace Holdings Inc *	535	15,970
Meridian Bioscience Inc	1,110	15,318
Merit Medical Systems Inc *	5,773	166,840
Merrimack Pharmaceuticals Inc *	10,397	32,023
Molina Healthcare Inc *	3,199	145,874
Momenta Pharmaceuticals Inc *	10,720	143,112
MoneyGram International Inc *	6,221	104,575
Myovant Sciences Ltd * (Bermuda)	412	4,837
NantKwest Inc *	3,174	11,268
National HealthCare Corp	2,391	170,478
National Research Corp ‘A’	448	8,826
Natural Grocers by Vitamin Cottage Inc *	1,993	20,707
Nature’s Sunshine Products Inc	1,606	16,060
Navigant Consulting Inc *	10,593	242,156
Neff Corp ‘A’ *	1,502	29,214
Neos Therapeutics Inc *	136	979
NewLink Genetics Corp *	1,154	27,811
Nobilis Health Corp *	11,503	19,555
Novan Inc *	196	1,250
Nutraceutical International Corp	1,830	57,004
Omega Protein Corp	4,607	92,370
Omeros Corp *	3,374	51,015
Otonomy Inc *	5,318	65,145
OvaScience Inc *	6,012	11,242
Owens & Minor Inc	12,005	415,373
PDL BioPharma Inc	37,282	84,630
PFSweb Inc *	362	2,364
PharMerica Corp *	6,492	151,913
Phibro Animal Health Corp ‘A’	306	8,599
Portola Pharmaceuticals Inc *	919	36,016
Protagonist Therapeutics Inc *	375	4,804
PTC Therapeutics Inc *	6,880	67,699
Quad/Graphics Inc	2,820	71,177
Quidel Corp *	395	8,943
Ra Pharmaceuticals Inc *	463	9,857
REGENXBIO Inc *	4,428	85,460
Rent-A-Center Inc	11,182	99,184
Resources Connection Inc	6,352	106,396
Retrophin Inc *	7,700	142,142
Revlon Inc ‘A’ *	1,808	50,353
Rigel Pharmaceuticals Inc *	4,331	14,336
Rockwell Medical Inc *	973	6,091
RPX Corp *	11,293	135,516
RTI Surgical Inc *	12,598	50,392
Sanderson Farms Inc	4,307	447,239
Seaboard Corp	57	237,659
Select Medical Holdings Corp *	21,153	282,393
Selecta Biosciences Inc *	245	3,508
Seneca Foods Corp ‘A’ *	1,441	52,020
ServiceSource International Inc *	5,438	21,099
Smart & Final Stores Inc *	1,619	19,590

	Shares	Value
Snyder’s-Lance Inc	17,310	$697,766
Sotheby’s *	4,588	208,662
SP Plus Corp *	290	9,788
SpartanNash Co	8,006	280,130
Spectrum Pharmaceuticals Inc *	11,514	74,841
Stemline Therapeutics Inc *	4,032	34,474
Strayer Education Inc	1,270	102,222
SUPERVALU Inc *	58,339	225,189
Surgery Partners Inc *	1,680	32,760
Syndax Pharmaceuticals Inc *	516	7,080
Synutra International Inc *	3,501	20,831
Syros Pharmaceuticals Inc *	284	4,524
Team Inc *	450	12,173
Tejon Ranch Co *	3,169	69,369
TerraVia Holdings Inc *	16,903	12,246
Tetraphase Pharmaceuticals Inc *	8,048	73,961
Textainer Group Holdings Ltd	4,946	75,674
The Andersons Inc	5,603	212,354
The Chefs’ Warehouse Inc *	388	5,393
The Medicines Co *	1,198	58,582
TherapeuticsMD Inc *	2,090	15,048
Tivity Health Inc *	7,003	203,787
TransEnterix Inc *	13,783	16,677
Travelport Worldwide Ltd	6,842	80,530
Triple-S Management Corp ‘B’ *	5,022	88,237
TrueBlue Inc *	8,636	236,195
Turning Point Brands Inc *	623	9,719
United Natural Foods Inc *	10,609	458,627
Universal American Corp *	8,938	89,112
Universal Corp	5,286	373,984
Vector Group Ltd	11,453	238,222
Vectrus Inc *	2,004	44,789
Versartis Inc *	5,992	127,929
Viad Corp	1,862	84,162
Village Super Market Inc ‘A’	1,540	40,810
Voyager Therapeutics Inc *	1,386	18,351
WaVe Life Sciences Ltd *	296	8,140
Weight Watchers International Inc *	455	7,084
Weis Markets Inc	2,047	122,104
Wright Medical Group NV *	22,114	688,188
Zafgen Inc *	5,061	23,584
Zogenix Inc *	5,395	58,536

		21,567,693

Diversified - 0.0%

Wins Finance Holdings Inc *	290	42,047

Energy - 5.1%

Abraxas Petroleum Corp *	18,053	36,467
Adams Resources & Energy Inc	415	15,500
Alon USA Energy Inc	6,813	83,050
Archrock Inc	15,169	188,096
Atwood Oceanics Inc *	16,673	158,894
Bill Barrett Corp *	13,588	61,825
Bristow Group Inc	7,410	112,706
California Resources Corp *	6,858	103,144
CARBO Ceramics Inc *	4,654	60,688
Clayton Williams Energy Inc *	1,304	172,232
Clean Energy Fuels Corp *	21,493	54,807
Cobalt International Energy Inc *	90,879	48,475
Contango Oil & Gas Co *	4,789	35,056
CVR Energy Inc	3,290	66,063
Dawson Geophysical Co *	4,262	23,697
Delek US Holdings Inc	13,133	318,738
Denbury Resources Inc *	76,507	197,388
Earthstone Energy Inc *	177	2,259
Eclipse Resources Corp *	11,809	29,995
EP Energy Corp ‘A’ *	8,572	40,717
Era Group Inc *	4,329	57,403

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Erin Energy Corp *	3,043	$7,303
EXCO Resources Inc *	33,192	20,576
Exterran Corp *	6,739	211,942
Forum Energy Technologies Inc *	13,412	277,628
FuelCell Energy Inc *	6,552	9,009
FutureFuel Corp	5,249	74,431
Geospace Technologies Corp *	2,757	44,746
Green Plains Inc	7,925	196,144
Helix Energy Solutions Group Inc *	29,609	230,062
Independence Contract Drilling Inc *	6,355	35,016
Jagged Peak Energy Inc *	5,117	66,726
Jones Energy Inc ‘A’ *	14,041	35,804
Keane Group Inc *	6,136	87,745
Mammoth Energy Services Inc *	1,440	30,974
Matrix Service Co *	5,770	95,205
McDermott International Inc *	51,932	350,541
MRC Global Inc *	20,094	368,323
Natural Gas Services Group Inc *	2,657	69,215
Newpark Resources Inc *	18,223	147,606
Northern Oil & Gas Inc *	10,445	27,157
NOW Inc *	22,785	386,434
Oasis Petroleum Inc *	50,486	719,930
Oil States International Inc *	11,073	367,070
Pacific Ethanol Inc *	6,197	42,449
Panhandle Oil & Gas Inc ‘A’	1,514	29,069
Par Pacific Holdings Inc *	4,067	67,065
Parker Drilling Co *	26,212	45,871
Pattern Energy Group Inc	2,876	57,894
PDC Energy Inc *	12,144	757,178
PHI Inc *	2,451	29,363
Pioneer Energy Services Corp *	15,853	63,412
Plug Power Inc *	14,647	20,213
Ramaco Resources Inc *	672	6,498
Renewable Energy Group Inc *	7,850	82,033
REX American Resources Corp *	1,243	112,479
Ring Energy Inc *	8,903	96,330
RSP Permian Inc *	21,177	877,363
Sanchez Energy Corp *	8,420	80,327
SEACOR Holdings Inc *	3,473	240,297
Seadrill Ltd (NYSE) * (United Kingdom)	79,532	131,228
SemGroup Corp ‘A’	14,298	514,728
SRC Energy Inc *	35,405	298,818
SunCoke Energy Inc *	13,707	122,815
Sunrun Inc *	14,136	76,334
TerraForm Global Inc ‘A’ *	18,589	89,227
TerraForm Power Inc ‘A’ *	18,617	230,292
Tesco Corp *	9,764	78,600
TETRA Technologies Inc *	8,974	36,524
Thermon Group Holdings Inc *	6,957	144,984
TPI Composites Inc *	1,277	24,276
Trecora Resources *	732	8,125
Unit Corp *	10,817	261,339
Vivint Solar Inc *	5,337	14,944
W&T Offshore Inc *	7,540	20,886
Western Refining Inc	17,444	611,761
Westmoreland Coal Co *	3,979	57,775
WildHorse Resource Development Corp *	3,096	38,514
Willbros Group Inc *	9,093	24,915

		11,120,713

Financial - 40.6%

1st Source Corp	3,424	160,757
Acacia Research Corp *	9,217	52,998
Acadia Realty Trust REIT	13,522	406,471
Access National Corp	1,662	49,893
ACNB Corp	1,244	35,889
AG Mortgage Investment Trust Inc REIT	6,278	113,318
Agree Realty Corp REIT	5,441	260,950
Aircastle Ltd	10,456	252,303
Alexander & Baldwin Inc	4,650	207,018

	Shares	Value
Alexander’s Inc REIT	15	$6,478
Allegiance Bancshares Inc *	2,215	82,398
Altisource Residential Corp REIT	11,412	174,033
Ambac Financial Group Inc *	8,286	156,274
American Assets Trust Inc REIT	5,542	231,877
American Equity Investment Life Holding Co	18,385	434,438
American National Bankshares Inc	1,814	67,572
Ameris Bancorp	1,922	88,604
AMERISAFE Inc	1,075	69,768
Ames National Corp	1,928	58,997
Anworth Mortgage Asset Corp REIT	21,427	118,920
Apollo Commercial Real Estate Finance Inc REIT	17,992	338,430
Ares Commercial Real Estate Corp REIT	6,092	81,511
Argo Group International Holdings Ltd	6,201	420,428
Arlington Asset Investment Corp ‘A’	3,393	47,943
Armada Hoffler Properties Inc REIT	991	13,765
ARMOUR Residential REIT Inc	8,075	183,383
Arrow Financial Corp	2,416	81,902
Ashford Hospitality Prime Inc REIT	5,145	54,588
Ashford Hospitality Trust Inc REIT	17,140	109,182
Associated Capital Group Inc ‘A’	1,040	37,596
Astoria Financial Corp	20,016	410,528
Atlantic Capital Bancshares Inc *	3,172	60,109
Atlas Financial Holdings Inc *	1,315	17,950
Baldwin & Lyons Inc ‘B’	2,093	51,174
Banc of California Inc	3,250	67,275
BancFirst Corp	1,619	145,548
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	6,492	180,088
BancorpSouth Inc	18,722	566,341
Bank Mutual Corp	8,934	83,980
Bank of Marin Bancorp	1,273	81,918
BankFinancial Corp	3,372	48,961
Bankwell Financial Group Inc	1,046	35,972
Banner Corp	6,454	359,101
Bar Harbor Bankshares	3,183	105,294
Bear State Financial Inc	3,957	37,196
Beneficial Bancorp Inc	15,176	242,816
Berkshire Hills Bancorp Inc	7,215	260,101
Blue Capital Reinsurance Holdings Ltd (Bermuda)	1,401	27,039
Blue Hills Bancorp Inc	4,736	84,538
Bluerock Residential Growth REIT Inc	4,832	59,482
BNC Bancorp	7,865	275,668
BofI Holding Inc *	881	23,021
Boston Private Financial Holdings Inc	17,682	289,985
Bridge Bancorp Inc	3,890	136,150
Brookline Bancorp Inc	15,197	237,833
Bryn Mawr Bank Corp	3,591	141,845
BSB Bancorp Inc *	1,731	48,901
C&F Financial Corp	687	31,808
California First National Bancorp	435	7,047
Camden National Corp	3,239	142,646
Capital Bank Financial Corp ‘A’	3,101	134,583
Capital City Bank Group Inc	2,225	47,593
Capitol Federal Financial Inc	27,431	401,316
Capstar Financial Holdings Inc *	376	7,170
Capstead Mortgage Corp REIT	20,994	221,277
Cardinal Financial Corp	6,245	186,975
Carolina Financial Corp	2,710	81,300
Cascade Bancorp *	6,607	50,940
Cass Information Systems Inc	901	59,556
CatchMark Timber Trust Inc ‘A’ REIT	8,402	96,791
Cathay General Bancorp	16,026	603,860
CBL & Associates Properties Inc REIT	36,468	347,905
Cedar Realty Trust Inc REIT	18,715	93,949
CenterState Banks Inc	10,645	275,706
Central Pacific Financial Corp	6,559	200,312
Central Valley Community Bancorp	1,843	37,782

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Century Bancorp Inc ‘A’	617	$37,529
Charter Financial Corp	2,879	56,630
Chatham Lodging Trust REIT	8,121	160,390
Chemical Financial Corp	9,628	492,472
Chemung Financial Corp	645	25,478
Chesapeake Lodging Trust REIT	9,546	228,722
Citizens & Northern Corp	2,540	59,131
Citizens Inc *	9,742	72,383
City Holding Co	3,114	200,791
City Office REIT Inc	1,401	17,022
Clifton Bancorp Inc	4,949	80,124
Clipper Realty Inc REIT	566	7,256
CNB Financial Corp	3,020	72,148
CNO Financial Group Inc	38,413	787,467
CoBiz Financial Inc	7,348	123,446
Codorus Valley Bancorp Inc	1,717	44,487
Colony Starwood Homes REIT	15,607	529,858
Columbia Banking System Inc	12,516	487,999
Community Bank System Inc	9,329	512,908
Community Healthcare Trust Inc REIT	2,751	65,749
Community Trust Bancorp Inc	3,225	147,544
ConnectOne Bancorp Inc	6,330	153,503
Consolidated-Tomoka Land Co	126	6,746
CorEnergy Infrastructure Trust Inc REIT	2,693	90,970
County Bancorp Inc	291	8,456
Cousins Properties Inc REIT	77,724	642,777
Cowen Group Inc ‘A’ *	5,330	79,684
CU Bancorp *	3,067	121,607
Customers Bancorp Inc *	3,521	111,017
CVB Financial Corp	21,817	481,938
CYS Investments Inc REIT	33,110	263,225
DiamondRock Hospitality Co REIT	43,365	483,520
Dime Community Bancshares Inc	6,743	136,883
Donegal Group Inc ‘A’	1,887	33,249
Dynex Capital Inc REIT	9,872	69,992
Eagle Bancorp Inc *	1,462	87,281
Easterly Government Properties Inc REIT	7,066	139,836
Education Realty Trust Inc REIT	13,920	568,632
EMC Insurance Group Inc	1,812	50,845
Employers Holdings Inc	6,929	262,956
Encore Capital Group Inc *	5,168	159,174
Enova International Inc *	5,633	83,650
Enstar Group Ltd * (Bermuda)	2,463	471,172
Enterprise Bancorp Inc	1,941	67,469
Enterprise Financial Services Corp	4,545	192,708
Equity Bancshares Inc ‘A’ *	1,429	45,399
ESSA Bancorp Inc	1,773	25,850
EverBank Financial Corp	22,337	435,125
Farmers Capital Bank Corp	1,570	63,428
Farmers National Banc Corp	5,224	74,964
Farmland Partners Inc REIT	5,572	62,239
FB Financial Corp *	1,279	45,225
FBL Financial Group Inc ‘A’	2,154	140,979
FBR & Co	1,375	24,819
FCB Financial Holdings Inc ‘A’ *	6,514	322,769
Federal Agricultural Mortgage Corp ‘C’	1,874	107,886
Federated National Holding Co	2,783	48,508
FelCor Lodging Trust Inc REIT	4,053	30,438
Fidelity & Guaranty Life	2,543	70,695
Fidelity Southern Corp	4,620	103,396
Financial Institutions Inc	2,972	97,927
First BanCorp *	26,005	146,928
First Bancorp Inc	2,210	60,223
First Bancorp NC	4,202	123,077
First Busey Corp	6,598	193,981
First Business Financial Services Inc	1,804	46,832
First Citizens BancShares Inc ‘A’	1,644	551,348
First Commonwealth Financial Corp	19,022	252,232
First Community Bancshares Inc	3,326	83,050
First Community Financial Partners Inc *	2,912	37,128

	Shares	Value
First Connecticut Bancorp Inc	2,264	$56,147
First Defiance Financial Corp	1,978	97,931
First Financial Bancorp	13,180	361,791
First Financial Bankshares Inc	5,111	204,951
First Financial Corp	2,222	105,545
First Financial Northwest Inc	1,690	29,862
First Foundation Inc *	4,026	62,443
First Industrial Realty Trust Inc REIT	19,563	520,963
First Internet Bancorp	1,345	39,678
First Interstate BancSystem Inc ‘A’	4,319	171,248
First Merchants Corp	8,769	344,797
First Mid-Illinois Bancshares Inc	1,793	60,675
First Midwest Bancorp Inc	18,871	446,865
First NBC Bank Holding Co *	3,636	14,544
First Northwest Bancorp *	2,456	38,068
First Potomac Realty Trust REIT	12,619	129,723
Flagstar Bancorp Inc *	4,509	127,109
Flushing Financial Corp	6,108	164,122
FNB Corp	68,145	1,013,316
FNFV Group *	13,830	183,248
Forestar Group Inc *	7,093	96,819
Four Corners Property Trust Inc REIT	4,420	100,909
Franklin Financial Network Inc *	1,845	71,494
Franklin Street Properties Corp REIT	22,750	276,185
FRP Holdings Inc *	1,369	54,760
Fulton Financial Corp	37,164	663,377
GAIN Capital Holdings Inc	6,963	58,002
GAMCO Investors Inc ‘A’	726	21,482
Genworth Financial Inc ‘A’ *	105,864	436,160
German American Bancorp Inc	3,010	142,493
Getty Realty Corp REIT	5,796	146,465
Glacier Bancorp Inc	16,497	559,743
Gladstone Commercial Corp REIT	5,066	104,714
Global Indemnity Ltd * (Cayman)	1,864	71,745
Global Medical REIT Inc	1,740	15,799
Global Net Lease Inc REIT	14,499	349,136
Government Properties Income Trust REIT	10,335	216,312
Gramercy Property Trust REIT	25,884	680,749
Great Ajax Corp REIT	3,246	42,360
Great Southern Bancorp Inc	2,261	114,181
Great Western Bancorp Inc	12,791	542,466
Green Bancorp Inc *	4,621	82,254
Greene County Bancorp Inc	455	10,624
Greenhill & Co Inc	1,635	47,906
Greenlight Capital Re Ltd ‘A’ *	6,447	142,479
Griffin Industrial Realty Inc	204	6,314
Guaranty Bancorp	3,726	90,728
Hallmark Financial Services Inc *	3,162	34,940
Hancock Holding Co	17,990	819,444
Hanmi Financial Corp	6,878	211,499
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	10,100	204,020
HarborOne Bancorp Inc *	3,056	58,033
HCI Group Inc	1,864	84,961
Healthcare Realty Trust Inc REIT	24,703	802,847
Heartland Financial USA Inc	5,047	252,098
Heritage Commerce Corp	5,035	70,994
Heritage Financial Corp	6,271	155,207
Heritage Insurance Holdings Inc	5,525	70,554
Heritage Oaks Bancorp	5,115	68,285
Hersha Hospitality Trust REIT	7,646	143,668
Hilltop Holdings Inc	16,227	445,756
Hingham Institution for Savings	149	26,351
Home Bancorp Inc	1,048	35,370
HomeStreet Inc *	5,439	152,020
HomeTrust Bancshares Inc *	3,514	82,579
Hope Bancorp Inc	27,712	531,239
Horace Mann Educators Corp	8,730	358,367
Horizon Bancorp	4,202	110,176
Hudson Pacific Properties Inc REIT	26,396	914,357

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
IBERIABANK Corp	10,809	$854,992
Impac Mortgage Holdings Inc *	2,261	28,172
Independence Holding Co	1,690	31,434
Independence Realty Trust Inc REIT	12,575	117,828
Independent Bank Corp MA	5,566	361,790
Independent Bank Corp MI	4,502	93,191
Independent Bank Group Inc	2,380	153,034
Infinity Property & Casualty Corp	2,274	217,167
InfraREIT Inc *	8,273	148,914
International Bancshares Corp	11,778	416,941
INTL. FCStone Inc *	3,280	124,509
Invesco Mortgage Capital Inc REIT	24,492	377,667
Investment Technology Group Inc	6,279	127,150
Investors Bancorp Inc	63,706	916,092
Investors Real Estate Trust REIT	25,681	152,288
Investors Title Co	333	52,664
James River Group Holdings Ltd	3,127	134,023
Janus Capital Group Inc	31,090	410,388
KCG Holdings Inc ‘A’ *	8,580	152,981
Kearny Financial Corp	19,046	286,642
Kemper Corp	8,443	336,876
Kennedy-Wilson Holdings Inc	8,983	199,423
Kinsale Capital Group Inc	1,288	41,268
Kite Realty Group Trust REIT	17,764	381,926
Ladder Capital Corp REIT	9,553	137,945
Ladenburg Thalmann Financial Services Inc *	19,772	49,035
Lakeland Bancorp Inc	8,885	174,146
Lakeland Financial Corp	5,164	222,672
LaSalle Hotel Properties REIT	23,163	670,569
LCNB Corp	1,768	42,167
LegacyTexas Financial Group Inc	9,568	381,763
LendingClub Corp *	38,552	211,650
Lexington Realty Trust REIT	50,286	501,854
LTC Properties Inc REIT	1,214	58,151
Macatawa Bank Corp	5,604	55,368
Mack-Cali Realty Corp REIT	19,203	517,329
Maiden Holdings Ltd	12,367	173,138
MainSource Financial Group Inc	4,927	162,246
Manning & Napier Inc	2,294	13,076
Marlin Business Services Corp	1,765	45,449
MB Financial Inc	16,404	702,419
MBIA Inc *	28,811	244,029
MBT Financial Corp	3,775	42,846
MedEquities Realty Trust Inc REIT	1,906	21,366
Medical Properties Trust Inc REIT	42,326	545,582
Medley Management Inc ‘A’	897	7,445
Mercantile Bank Corp	3,528	121,363
Merchants Bancshares Inc	1,226	59,706
Meridian Bancorp Inc	8,999	164,682
Meta Financial Group Inc	1,765	156,203
MGIC Investment Corp *	73,781	747,402
Middleburg Financial Corp	981	39,279
Midland States Bancorp Inc	821	28,234
MidWestOne Financial Group Inc	1,857	63,677
Monmouth Real Estate Investment Corp REIT	11,758	167,787
Monogram Residential Trust Inc REIT	36,371	362,619
MTGE Investment Corp REIT	10,269	172,006
MutualFirst Financial Inc	1,122	35,399
National Bankshares Inc	1,435	53,884
National Commerce Corp *	1,878	68,735
National General Holdings Corp	4,503	106,991
National Storage Affiliates Trust REIT	8,231	196,721
National Western Life Group Inc ‘A’	496	150,863
Nationstar Mortgage Holdings Inc *	3,755	59,179
NBT Bancorp Inc	9,131	338,486
Nelnet Inc ‘A’	4,421	193,905
New Residential Investment Corp REIT	64,638	1,097,553
New Senior Investment Group Inc REIT	16,551	168,820

	Shares	Value
New York Mortgage Trust Inc REIT	24,037	$148,308
NewStar Financial Inc	5,169	54,688
NexPoint Residential Trust Inc REIT	3,870	93,499
Nicolet Bankshares Inc *	1,688	79,910
NMI Holdings Inc ‘A’ *	10,929	124,591
Northfield Bancorp Inc	8,338	150,251
Northrim BanCorp Inc	1,443	43,362
NorthStar Realty Europe Corp REIT	11,965	138,674
Northwest Bancshares Inc	20,694	348,487
OceanFirst Financial Corp	5,583	157,301
Ocwen Financial Corp *	22,003	120,356
OFG Bancorp	9,498	112,076
Old Line Bancshares Inc	1,785	50,837
Old National Bancorp	28,672	497,459
Old Second Bancorp Inc	6,025	67,781
OM Asset Management PLC	2,781	42,049
On Deck Capital Inc *	10,807	54,467
One Liberty Properties Inc REIT	2,995	69,963
OneBeacon Insurance Group Ltd ‘A’	4,256	68,096
Oppenheimer Holdings Inc ‘A’	2,236	38,236
Opus Bank	1,419	28,593
Orchid Island Capital Inc REIT	5,151	51,458
Oritani Financial Corp	8,311	141,287
Orrstown Financial Services Inc	1,504	33,614
Owens Realty Mortgage Inc REIT	2,123	37,789
Pacific Continental Corp	4,400	107,800
Pacific Mercantile Bancorp *	3,235	24,424
Pacific Premier Bancorp Inc *	4,006	154,431
Paragon Commercial Corp *	131	7,007
Park National Corp	2,866	301,503
Park Sterling Corp	7,372	90,749
Parkway Inc REIT	9,096	180,919
Peapack Gladstone Financial Corp	3,455	102,233
Pebblebrook Hotel Trust REIT	15,423	450,506
Penns Woods Bancorp Inc	1,006	43,711
Pennsylvania REIT	10,666	161,483
PennyMac Financial Services Inc ‘A’ *	727	12,395
PennyMac Mortgage Investment Trust REIT	14,320	254,180
People’s Utah Bancorp	2,839	75,092
Peoples Bancorp Inc	3,393	107,422
Peoples Financial Services Corp	1,571	65,668
PHH Corp *	11,296	143,798
Physicians Realty Trust REIT	16,030	318,516
Pinnacle Financial Partners Inc	8,770	582,767
Piper Jaffray Cos	3,112	198,701
PJT Partners Inc ‘A’	3,963	139,062
PRA Group Inc *	9,869	327,157
Preferred Apartment Communities Inc ‘A’ REIT	5,539	73,170
Preferred Bank	2,642	141,770
Premier Financial Bancorp Inc	1,947	40,945
PrivateBancorp Inc	16,895	1,003,056
Prosperity Bancshares Inc	14,355	1,000,687
Provident Bancorp Inc *	837	17,535
Provident Financial Holdings Inc	1,404	26,185
Provident Financial Services Inc	13,135	339,540
Pzena Investment Management Inc ‘A’	545	5,363
QCR Holdings Inc	2,550	107,993
Radian Group Inc	46,409	833,506
RAIT Financial Trust REIT	19,188	61,402
Ramco-Gershenson Properties Trust REIT	16,951	237,653
RE/MAX Holdings Inc ‘A’	3,875	230,369
Redwood Trust Inc REIT	16,556	274,995
Regional Management Corp *	2,148	41,736
Renasant Corp	9,228	366,259
Republic Bancorp Inc ‘A’	2,081	71,566
Republic First Bancorp Inc *	11,058	91,781
Resource Capital Corp REIT	6,908	67,491
Retail Opportunity Investments Corp REIT	6,848	144,013
Rexford Industrial Realty Inc REIT	8,555	192,659

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
RLI Corp	1,461	$87,689
RLJ Lodging Trust REIT	26,357	619,653
S&T Bancorp Inc	7,304	252,718
Sabra Health Care REIT Inc	11,714	327,172
Safeguard Scientifics Inc *	4,459	56,629
Safety Insurance Group Inc	3,054	214,085
Sandy Spring Bancorp Inc	5,051	207,040
Saul Centers Inc REIT	258	15,898
Seacoast Banking Corp of Florida *	6,628	158,939
Select Income REIT	13,740	354,355
Selective Insurance Group Inc	12,187	574,617
Seritage Growth Properties ‘A’ REIT	5,315	229,342
Shore Bancshares Inc	2,668	44,582
SI Financial Group Inc	2,374	33,355
Sierra Bancorp	2,470	67,752
Silver Bay Realty Trust Corp REIT	7,168	153,897
Simmons First National Corp ‘A’	6,299	347,390
South State Corp	5,637	503,666
Southern First Bancshares Inc *	1,221	39,866
Southern Missouri Bancorp Inc	1,220	43,334
Southern National Bancorp of Virginia Inc	2,330	39,447
Southside Bancshares Inc	5,753	193,128
Southwest Bancorp Inc	3,783	98,925
State Auto Financial Corp	3,352	92,012
State Bank Financial Corp	7,475	195,247
State National Cos Inc	6,184	89,050
Sterling Bancorp	27,462	650,849
Stewart Information Services Corp	5,005	221,121
Stifel Financial Corp *	13,850	695,132
Stock Yards Bancorp Inc	4,523	183,860
Stonegate Bank	2,686	126,484
Stratus Properties Inc	1,342	36,771
Summit Financial Group Inc	1,761	37,932
Summit Hotel Properties Inc REIT	18,998	303,588
Sun Bancorp Inc	2,330	56,852
Sunstone Hotel Investors Inc REIT	47,310	725,262
Terreno Realty Corp REIT	7,160	200,480
Territorial Bancorp Inc	1,638	51,056
Texas Capital Bancshares Inc *	9,909	826,906
The Bancorp Inc *	11,415	58,217
The Bank of NT Butterfield & Son Ltd (Bermuda)	2,416	77,095
The First of Long Island Corp	4,735	128,082
The GEO Group Inc REIT	13,717	636,057
The Navigators Group Inc	4,901	266,124
The St Joe Co *	11,041	188,249
Third Point Reinsurance Ltd * (Bermuda)	12,831	155,255
Tier REIT Inc	10,495	182,193
Tiptree Inc	5,182	37,829
Tompkins Financial Corp	3,058	246,322
Towne Bank	12,033	389,869
TriCo Bancshares	4,437	157,647
Trinity Place Holdings Inc *	3,538	25,863
TriState Capital Holdings Inc *	4,657	108,741
Triumph Bancorp Inc *	3,297	85,063
TrustCo Bank Corp	20,008	157,063
Trustmark Corp	14,564	462,990
UMB Financial Corp	9,595	722,599
UMH Properties Inc REIT	4,000	60,840
Umpqua Holdings Corp	47,729	846,712
Union Bankshares Corp	9,336	328,440
United Bankshares Inc	15,090	637,553
United Community Banks Inc	15,147	419,420
United Community Financial Corp	10,316	86,035
United Financial Bancorp Inc	10,884	185,137
United Fire Group Inc	4,536	194,005
United Insurance Holdings Corp	1,155	18,422
Universal Insurance Holdings Inc	1,964	48,118
Univest Corp of Pennsylvania	5,468	141,621
Valley National Bancorp	53,627	632,799

	Shares	Value
Veritex Holdings Inc *	1,726	$48,535
Virtu Financial Inc ‘A’	386	6,562
Virtus Investment Partners Inc	1,086	115,007
Waddell & Reed Financial Inc ‘A’	15,147	257,499
Walker & Dunlop Inc *	5,906	246,221
Walter Investment Management Corp *	3,919	4,233
Washington Federal Inc	19,670	651,077
Washington Prime Group Inc REIT	31,399	272,857
Washington REIT	10,274	321,371
Washington Trust Bancorp Inc	3,195	157,514
WashingtonFirst Bankshares Inc	1,798	50,344
Waterstone Financial Inc	5,686	103,770
Webster Financial Corp	19,725	987,039
WesBanco Inc	8,639	329,232
West Bancorporation Inc	3,328	76,378
Westamerica Bancorporation	5,299	295,843
Western Asset Mortgage Capital Corp REIT	9,307	90,929
Western New England Bancorp Inc	3,789	39,785
Whitestone REIT	5,777	79,954
Wintrust Financial Corp	11,018	761,564
World Acceptance Corp *	1,244	64,414
WSFS Financial Corp	6,092	279,927
Xenia Hotels & Resorts Inc REIT	22,178	378,578
Xenith Bankshares Inc *	1,353	34,326

		88,744,560

Industrial - 12.7%

AAR Corp	7,171	241,161
Actuant Corp ‘A’	6,728	177,283
Advanced Disposal Services Inc *	1,505	34,013
Advanced Energy Industries Inc *	450	30,852
Aegion Corp *	7,573	173,497
Aerojet Rocketdyne Holdings Inc *	6,203	134,605
Aerovironment Inc *	3,810	106,794
Air Transport Services Group Inc *	9,146	146,793
Alamo Group Inc	1,593	121,371
Albany International Corp ‘A’	5,289	243,558
Altra Industrial Motion Corp	902	35,133
American Railcar Industries Inc	1,724	70,856
American Superconductor Corp *	2,523	17,308
Ampco-Pittsburgh Corp	1,815	25,501
Applied Industrial Technologies Inc	4,484	277,335
Applied Optoelectronics Inc *	3,866	217,076
AquaVenture Holdings Ltd *	742	12,666
ArcBest Corp	5,360	139,360
Ardmore Shipping Corp (Ireland)	6,065	48,823
Armstrong Flooring Inc *	4,712	86,795
Astec Industries Inc	2,232	137,257
Atkore International Group Inc *	1,128	29,644
Atlas Air Worldwide Holdings Inc *	5,224	289,671
AVX Corp	9,974	163,374
Babcock & Wilcox Enterprises Inc *	9,988	93,288
Barnes Group Inc	10,779	553,394
Bel Fuse Inc ‘B’	2,037	52,045
Benchmark Electronics Inc *	10,526	334,727
Boise Cascade Co *	1,209	32,280
Brady Corp ‘A’	2,350	90,827
Briggs & Stratton Corp	9,248	207,618
Casella Waste Systems Inc ‘A’ *	8,572	120,951
CECO Environmental Corp	6,448	67,768
Celadon Group Inc	6,166	40,387
Chart Industries Inc *	6,688	233,679
CIRCOR International Inc	3,516	208,991
Columbus McKinnon Corp	4,237	105,162
Control4 Corp *	4,490	70,897
Costamare Inc (Monaco)	6,886	45,861
Covenant Transportation Group Inc ‘A’ *	2,631	49,463
CTS Corp	6,780	144,414
Cubic Corp	5,370	283,536
Curtiss-Wright Corp	2,660	242,752

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
DHT Holdings Inc	19,043	$85,122
Dorian LPG Ltd *	5,381	56,662
Ducommun Inc *	2,309	66,476
DXP Enterprises Inc *	3,332	126,183
Echo Global Logistics Inc *	885	18,895
Electro Scientific Industries Inc *	5,749	40,071
EMCOR Group Inc	10,856	683,385
Encore Wire Corp	4,414	203,044
EnerSys	6,601	521,083
ESCO Technologies Inc	5,536	321,642
Esterline Technologies Corp *	6,363	547,536
FARO Technologies Inc *	2,723	97,347
Federal Signal Corp	13,110	181,049
Forterra Inc *	370	7,215
Franklin Electric Co Inc	586	25,227
FreightCar America Inc	2,690	33,706
Frontline Ltd (Norway)	14,602	98,417
GasLog Ltd (Monaco)	9,012	138,334
GATX Corp	8,842	539,008
Gencor Industries Inc *	1,618	24,189
Gener8 Maritime Inc *	8,689	49,267
General Cable Corp	679	12,188
Gibraltar Industries Inc *	2,418	99,622
Global Brass & Copper Holdings Inc	519	17,854
Golar LNG Ltd (NOTC) (Bermuda)	20,613	575,721
GoPro Inc ‘A’ *	22,134	192,566
Graham Corp	2,142	49,266
Granite Construction Inc	2,101	105,449
Greif Inc ‘A’	5,577	307,237
Greif Inc ‘B’	1,227	80,123
Griffon Corp	1,032	25,439
Handy & Harman Ltd *	650	17,680
Hardinge Inc	2,476	27,830
Harsco Corp *	17,548	223,737
Haynes International Inc	2,496	95,148
Heritage-Crystal Clean Inc *	1,377	18,865
Hill International Inc *	4,679	19,418
Hornbeck Offshore Services Inc *	7,575	33,557
Hub Group Inc ‘A’ *	517	23,989
Hurco Cos Inc	1,377	42,825
Hyster-Yale Materials Handling Inc	1,375	77,536
Ichor Holdings Ltd *	1,055	20,921
II-VI Inc *	9,158	330,146
International Seaways Inc *	3,521	67,322
JELD-WEN Holding Inc *	677	22,239
Joy Global Inc	21,298	601,668
Kadant Inc	1,956	116,089
Kaman Corp	5,229	251,672
KapStone Paper & Packaging Corp	17,293	399,468
Kennametal Inc	17,009	667,263
Kimball Electronics Inc *	6,109	103,548
KLX Inc *	11,398	509,491
Knight Transportation Inc	1,035	32,447
Knowles Corp *	19,041	360,827
Kratos Defense & Security Solutions Inc *	14,003	108,943
Lawson Products Inc *	305	6,847
Layne Christensen Co *	3,952	34,936
Lindsay Corp	287	25,290
Louisiana-Pacific Corp *	2,187	54,281
LSB Industries Inc *	4,677	43,870
LSI Industries Inc	4,500	45,405
Marten Transport Ltd	5,027	117,883
Matson Inc	5,206	165,343
Methode Electronics Inc	696	31,738
Milacron Holdings Corp *	496	9,231
Moog Inc ‘A’ *	6,188	416,762
MSA Safety Inc	2,158	152,549
Mueller Industries Inc	3,514	120,284
MYR Group Inc *	3,256	133,496
National Presto Industries Inc	950	97,090

	Shares	Value
Navios Maritime Acquisition Corp	17,258	$29,684
NL Industries Inc *	1,177	7,592
NN Inc	5,450	137,340
Nordic American Tankers Ltd	21,273	174,013
Novanta Inc *	4,864	129,139
NV5 Global Inc *	423	15,905
NVE Corp	451	37,338
Olympic Steel Inc	2,043	37,918
Orion Group Holdings Inc *	5,210	38,919
OSI Systems Inc *	3,737	272,764
Overseas Shipholding Group Inc ‘A’	8,572	33,088
PAM Transportation Services Inc *	517	8,422
Park Electrochemical Corp	4,289	76,602
Park-Ohio Holdings Corp	1,894	68,089
Plexus Corp *	7,046	407,259
Powell Industries Inc	1,923	66,228
Power Solutions International Inc *	353	3,562
Quanex Building Products Corp	6,740	136,485
Radiant Logistics Inc *	3,105	15,525
Raven Industries Inc	3,021	87,760
Rexnord Corp *	4,333	100,006
Roadrunner Transportation Systems Inc *	6,933	47,630
Rogers Corp *	2,585	221,974
Saia Inc *	5,380	238,334
Sanmina Corp *	15,807	641,764
Scorpio Bulkers Inc *	11,667	107,336
Scorpio Tankers Inc (Monaco)	35,651	158,290
Ship Finance International Ltd (Norway)	12,910	189,777
Sparton Corp *	1,944	40,805
SPX Corp *	8,727	211,630
SPX FLOW Inc *	7,471	259,318
Standex International Corp	657	65,799
Sun Hydraulics Corp	493	17,802
SYNNEX Corp	6,245	699,065
Tech Data Corp *	7,464	700,870
Teekay Corp (Bermuda)	10,628	97,246
Teekay Tankers Ltd ‘A’ (Bermuda)	26,290	53,894
Teledyne Technologies Inc *	5,274	666,950
Tennant Co	181	13,150
Tetra Tech Inc	10,431	426,106
The Gorman-Rupp Co	508	15,951
The Greenbrier Cos Inc	5,806	250,239
The Manitowoc Co Inc *	27,713	157,964
Tidewater Inc *	11,251	12,939
TimkenSteel Corp *	8,567	162,002
TopBuild Corp *	7,095	333,465
TRC Cos Inc *	4,046	70,603
Tredegar Corp	5,585	98,017
TriMas Corp *	9,876	204,927
Triumph Group Inc	10,605	273,079
TTM Technologies Inc *	15,846	255,596
Tutor Perini Corp *	6,921	220,088
UFP Technologies Inc *	1,350	34,965
Universal Forest Products Inc	525	51,733
Universal Logistics Holdings Inc	629	9,026
USA Truck Inc *	1,948	14,318
Vicor Corp *	345	5,554
Vishay Intertechnology Inc	28,934	475,964
Vishay Precision Group Inc *	2,655	41,949
VSE Corp	1,898	77,438
Watts Water Technologies Inc ‘A’	430	26,810
Werner Enterprises Inc	9,396	246,175
Willis Lease Finance Corp *	972	21,724
XPO Logistics Inc *	21,172	1,013,927
YRC Worldwide Inc *	5,594	61,590
ZAGG Inc *	5,462	39,326

		27,812,470

Technology - 5.4%

Actua Corp *	7,869	110,559
Acxiom Corp *	8,802	250,593

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Advanced Micro Devices Inc *	84,659	$1,231,789
Agilysys Inc *	3,134	29,616
Alpha & Omega Semiconductor Ltd *	3,982	68,451
Ambarella Inc *	4,190	229,235
Amkor Technology Inc *	19,904	230,687
Apptio Inc ‘A’ *	276	3,238
Avid Technology Inc *	2,841	13,239
Axcelis Technologies Inc *	6,460	121,448
Bazaarvoice Inc *	18,228	78,380
Blackline Inc *	529	15,743
Bottomline Technologies de Inc *	1,207	28,546
Brooks Automation Inc	14,753	330,467
Cabot Microelectronics Corp	4,429	339,306
CACI International Inc ‘A’ *	5,217	611,954
Cavium Inc *	1,834	131,424
Cogint Inc *	3,396	15,791
Cohu Inc	5,477	101,105
Convergys Corp	9,803	207,333
Cotiviti Holdings Inc *	680	28,308
Coupa Software Inc *	573	14,554
Diebold Nixdorf Inc	9,923	304,636
Digi International Inc *	5,755	68,485
Digimarc Corp *	193	5,211
Diodes Inc *	8,260	198,653
DMC Global Inc	2,850	35,340
DSP Group Inc *	4,665	55,980
Eastman Kodak Co *	713	8,200
EMCORE Corp	5,715	51,435
Engility Holdings Inc *	3,878	112,229
Entegris Inc *	11,465	268,281
Everbridge Inc *	645	13,242
Evolent Health Inc ‘A’ *	3,622	80,771
Exar Corp *	7,185	93,477
FormFactor Inc *	6,380	75,603
GigPeak Inc *	12,108	37,293
Glu Mobile Inc *	23,209	52,684
Immersion Corp *	4,260	36,892
Impinj Inc *	495	14,984
InnerWorkings Inc *	768	7,649
Insight Enterprises Inc *	7,783	319,804
InvenSense Inc *	17,942	226,608
IXYS Corp	5,361	78,003
Kopin Corp *	13,723	56,264
ManTech International Corp ‘A’	5,421	187,729
Maxwell Technologies Inc *	6,898	40,077
Mercury Systems Inc *	9,218	359,963
MicroStrategy Inc ‘A’ *	987	185,359
MKS Instruments Inc	10,843	745,456
MTS Systems Corp	286	15,744
Nanometrics Inc *	1,041	31,709
NCI Inc ‘A’ *	1,369	20,603
NetScout Systems Inc *	19,261	730,955
NeuStar Inc ‘A’ *	651	21,581
Park City Group Inc *	109	1,346
PDF Solutions Inc *	426	9,636
pdvWireless Inc *	2,209	48,267
Photronics Inc *	14,178	151,705
Progress Software Corp	9,117	264,849
QAD Inc ‘A’	2,104	58,596
Rambus Inc *	16,973	223,025
Rosetta Stone Inc *	957	9,331
Rudolph Technologies Inc *	6,377	142,845
SecureWorks Corp ‘A’ *	922	8,759
Sigma Designs Inc *	7,662	47,888
Silver Spring Networks Inc *	402	4,539
Stratasys Ltd *	5,574	114,211
Super Micro Computer Inc *	6,627	167,994
Sykes Enterprises Inc *	8,621	253,457
The ExOne Co *	2,218	22,601
The KeyW Holding Corp *	9,312	87,905

	Shares	Value
Ultra Clean Holdings Inc *	6,965	$117,500
Ultratech Inc *	4,210	124,700
Unisys Corp *	3,756	52,396
USA Technologies Inc *	1,496	6,358
Veeco Instruments Inc *	8,669	258,770
Verint Systems Inc *	13,283	576,150
Vocera Communications Inc *	1,502	37,295
Xcerra Corp *	11,688	103,906
Xperi Corp	3,661	124,291

		11,750,986

Utilities - 5.9%

ALLETE Inc	10,686	723,549
Ameresco Inc ‘A’ *	3,976	26,043
American States Water Co	2,675	118,502
Artesian Resources Corp ‘A’	1,611	52,454
Atlantic Power Corp *	24,647	65,315
Atlantica Yield PLC (Spain)	12,829	268,896
Avista Corp	13,725	535,961
Black Hills Corp	11,107	738,282
California Water Service Group	4,273	153,187
Chesapeake Utilities Corp	2,987	206,700
Connecticut Water Service Inc	1,854	98,540
Consolidated Water Co Ltd (Cayman)	3,043	35,451
Delta Natural Gas Co Inc	1,516	46,011
Dynegy Inc *	25,520	200,587
El Paso Electric Co	8,716	440,158
EnerNOC Inc *	801	4,806
Genie Energy Ltd ‘B’	2,903	21,018
IDACORP Inc	10,876	902,273
MGE Energy Inc	4,004	260,260
Middlesex Water Co	523	19,325
New Jersey Resources Corp	17,028	674,309
Northwest Natural Gas Co	5,822	344,080
NorthWestern Corp	10,567	620,283
NRG Yield Inc ‘A’	7,411	128,877
NRG Yield Inc ‘C’	13,622	241,109
ONE Gas Inc	11,220	758,472
Ormat Technologies Inc	4,582	261,541
Otter Tail Corp	8,100	306,990
PNM Resources Inc	17,308	640,396
Portland General Electric Co	19,318	858,106
SJW Group	3,481	167,854
South Jersey Industries Inc	17,264	615,462
Southwest Gas Holdings Inc	9,123	756,388
Spire Inc	9,589	647,257
The York Water Co	295	10,340
Unitil Corp	3,077	138,557
WGL Holdings Inc	10,331	852,617

		12,939,956

Total Common Stocks (Cost $174,372,415)		210,837,999

EXCHANGE-TRADED FUND - 2.8%

iShares Russell 2000 Value	51,244	6,054,991

Total Exchange-Traded Fund (Cost $6,078,612)		6,054,991

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $1,998,680; collateralized by U.S. Treasury Notes: 1.250% due 03/31/21 and value $2,039,065)	$1,998,665	$1,998,665

Total Short-Term Investment (Cost $1,998,665)		1,998,665

TOTAL INVESTMENTS - 100.2% (Cost $182,449,692)		218,891,655

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(367,284)

NET ASSETS - 100.0%		$218,524,371

Notes to Schedule of Investments

(a)	As of March 31, 2017, $80,400 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of March 31, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (06/17)	24	$18,492

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$210,837,999	$210,837,999	$-	$-
	Exchange-Traded Fund	6,054,991	6,054,991	-	-
	Short-Term Investment	1,998,665	-	1,998,665	-
	Derivatives:
	Equity Contracts
	Futures	18,492	18,492	-	-

	Total	$218,910,147	$216,911,482	$1,998,665	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

South Africa - 0.0%

Life Healthcare Group Holdings Ltd Exp 04/13/17 *	14,076	$4,721

Total Rights (Cost $0)		4,721

PREFERRED STOCKS - 3.2%

Brazil - 2.9%

Banco Bradesco SA	77,717	803,832
Braskem SA ADR	5,100	103,785
Centrais Eletricas Brasileiras SA ‘B’ *	7,500	52,873
Cia Brasileira de Distribuicao	4,344	83,394
Gerdau SA	30,161	104,917
Itau Unibanco Holding SA	120,564	1,459,585
Itau Unibanco Holding SA ADR	6,020	72,662
Lojas Americanas SA	37,773	197,396
Petroleo Brasileiro SA *	98,905	457,782
Suzano Papel e Celulose SA ‘A’	17,993	76,211
Telefonica Brasil SA	10,600	158,292
Usinas Siderurgicas de Minas Gerais SA ‘A’ *	1,005	1,425
Vale SA	60,149	542,006

		4,114,160

Chile - 0.1%

Embotelladora Andina SA ‘B’	4,987	19,412
Sociedad Quimica y Minera de Chile SA ‘B’	2,521	86,494

		105,906

Colombia - 0.2%

Banco Davivienda SA	6,297	65,533
Bancolombia SA ADR	3,521	140,382
Grupo Argos SA	3,555	23,741
Grupo Aval Acciones y Valores SA	108,725	44,247
Grupo de Inversiones Suramericana SA	2,967	39,423

		313,326

Total Preferred Stocks (Cost $3,730,376)		4,533,392

COMMON STOCKS - 96.1%

Brazil - 4.8%

AES Tiete Energia SA	4,334	18,966
Ambev SA	140,040	815,923
Ambev SA ADR	57,004	328,343
Banco Bradesco SA	31,288	320,316
Banco do Brasil SA	26,267	283,344
Banco Santander Brasil SA	10,800	95,387
BB Seguridade Participacoes SA	21,009	195,957
BM&FBovespa SA	68,347	421,138
BRF SA	21,386	263,756
BRF SA ADR	1,478	18,106
CCR SA	45,272	261,023
Centrais Eletricas Brasileiras SA *	6,000	32,773
Cia de Saneamento Basico do Estado de Sao Paulo	6,700	69,748
Cia de Saneamento Basico do Estado de Sao Paulo ADR	10,126	105,412
Cia Siderurgica Nacional SA *	30,107	87,611
Cia Siderurgica Nacional SA ADR *	8,700	25,404
Cielo SA	45,062	407,495
Cosan SA Industria e Comercio	4,176	51,837
CPFL Energia SA	5,500	45,274

	Shares	Value
CPFL Energia SA ADR	1,920	$31,469
Engie Brasil Energia SA	7,400	83,606
Equatorial Energia SA	2,200	41,314
Fibria Celulose SA	5,500	50,720
Fibria Celulose SA ADR	8,890	81,255
Gerdau SA	1,800	6,066
Hypermarcas SA	9,156	84,816
Itau Unibanco Holding SA	11,346	122,390
JBS SA	39,072	127,428
Klabin SA	15,482	74,922
Kroton Educacional SA	36,698	155,673
Lojas Americanas SA	8,794	37,248
Lojas Renner SA	34,895	309,871
M Dias Branco SA	400	16,329
Natura Cosmeticos SA	8,421	78,034
Odontoprev SA	7,400	26,711
Petroleo Brasileiro SA *	78,907	381,857
Porto Seguro SA	4,100	37,207
Qualicorp SA	4,500	29,683
Raia Drogasil SA	6,500	121,815
Telefonica Brasil SA ADR	2,089	31,022
TIM Participacoes SA	51,700	166,795
Ultrapar Participacoes SA	13,647	312,208
Ultrapar Participacoes SA ADR	2,899	65,894
Vale SA	38,800	369,211
WEG SA	19,795	110,021

		6,801,378

Chile - 1.4%

AES Gener SA	91,534	36,988
Aguas Andinas SA ‘A’	94,304	54,980
Banco de Chile	346,893	41,850
Banco de Chile ADR	731	52,749
Banco de Credito e Inversiones	748	41,155
Banco Santander Chile	450,617	28,223
Banco Santander Chile ADR	4,061	101,850
Cencosud SA	24,437	75,095
Cia Cervecerias Unidas SA	1,697	21,393
Cia Cervecerias Unidas SA ADR	2,000	50,540
Colbun SA	151,761	33,718
Empresa Nacional de Telecomunicaciones SA *	8,964	108,352
Empresas CMPC SA	48,736	118,924
Empresas COPEC SA	9,962	108,277
Enel Americas SA ADR	19,889	206,647
Enel Chile SA ADR	15,621	85,915
Enel Generacion Chile SA	31,355	23,593
Enel Generacion Chile SA ADR	3,841	85,424
Engie Energia Chile SA	6,662	12,355
Inversiones Aguas Metropolitanas SA	15,078	23,752
Itau CorpBanca	8,315,556	75,132
Latam Airlines Group SA *	12,460	157,800
Latam Airlines Group SA ADR	10,513	133,200
SACI Falabella	20,932	176,049
Sigdo Koppers SA	8,610	11,743
Sociedad Quimica y Minera de Chile SA ADR	2,432	83,588
SONDA SA	8,369	14,434

		1,963,726

China - 16.0%

58.com Inc ADR *	803	28,418
AAC Technologies Holdings Inc	25,000	292,726
Agricultural Bank of China Ltd ‘H’	451,000	207,991
Air China Ltd ‘H’	58,000	46,963
Alibaba Group Holding Ltd ADR *	4,494	484,588
Aluminum Corp of China Ltd ‘H’ *	80,000	39,152
Angang Steel Co Ltd ‘H’ *	34,000	24,212
Anhui Conch Cement Co Ltd ‘H’	24,000	81,625
ANTA Sports Products Ltd	21,000	58,101
AviChina Industry & Technology Co Ltd ‘H’	66,000	45,793

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
BAIC Motor Corp Ltd ‘H’ ~	11,000	$12,503
Baidu Inc ADR *	2,771	478,053
Bank of China Ltd ‘H’	1,477,400	734,683
Bank of Communications Co Ltd ‘H’	128,925	100,357
BBMG Corp ‘H’	73,000	30,372
Beijing Capital International Airport Co Ltd ‘H’	48,000	57,456
Beijing Enterprises Holdings Ltd	14,500	75,050
Beijing Enterprises Water Group Ltd	78,000	57,820
Belle International Holdings Ltd	182,000	118,375
Brilliance China Automotive Holdings Ltd	58,000	97,028
BYD Co Ltd ‘H’	16,000	88,726
CGN Power Co Ltd ‘H’ ~	171,000	52,848
China CITIC Bank Corp Ltd ‘H’	165,000	109,475
China Coal Energy Co Ltd ‘H’ *	58,000	29,272
China Communications Construction Co Ltd ‘H’	69,000	97,397
China Communications Services Corp Ltd ‘H’	74,000	48,463
China Conch Venture Holdings Ltd	25,500	50,093
China Construction Bank Corp ‘H’	1,968,340	1,585,906
China Eastern Airlines Corp Ltd ‘H’	50,000	29,604
China Everbright Bank Co Ltd ‘H’	78,000	38,149
China Everbright International Ltd	63,000	84,843
China Evergrande Group	197,000	182,657
China Galaxy Securities Co Ltd ‘H’	71,000	65,563
China Hongqiao Group Ltd	61,500	55,562
China Huishan Dairy Holdings Co Ltd	88,000	4,756
China International Marine Containers Group Co Ltd ‘H’	10,400	17,779
China Jinmao Holdings Group Ltd	52,000	16,684
China Life Insurance Co Ltd ‘H’	101,000	309,012
China Longyuan Power Group Corp Ltd ‘H’	83,000	64,561
China Medical System Holdings Ltd	15,000	26,611
China Mengniu Dairy Co Ltd	55,000	114,049
China Merchants Bank Co Ltd ‘H’	94,300	249,553
China Merchants Port Holdings Co Ltd	22,528	65,986
China Minsheng Banking Corp Ltd ‘H’	136,500	145,914
China Mobile Ltd	43,000	472,893
China Mobile Ltd ADR	18,350	1,013,470
China Molybdenum Co Ltd ‘H’	72,000	25,496
China National Building Material Co Ltd ‘H’	112,000	72,139
China Oilfield Services Ltd ‘H’	36,000	34,578
China Overseas Land & Investment Ltd	98,000	280,080
China Overseas Property Holdings Ltd	38,666	7,118
China Pacific Insurance Group Co Ltd ‘H’	36,400	131,562
China Petroleum & Chemical Corp ‘H’	556,400	452,891
China Power International Development Ltd	100,000	37,196
China Railway Construction Corp Ltd ‘H’	41,500	58,890
China Railway Group Ltd ‘H’	87,000	77,901
China Resources Beer Holdings Co Ltd *	37,333	84,989
China Resources Gas Group Ltd	26,000	92,085
China Resources Land Ltd	72,444	195,936
China Resources Power Holdings Co Ltd	36,000	64,991
China Shenhua Energy Co Ltd ‘H’	53,000	123,317
China Southern Airlines Co Ltd ‘H’	90,000	62,334
China State Construction International Holdings Ltd	42,000	75,181
China Taiping Insurance Holdings Co Ltd *	39,234	95,077
China Telecom Corp Ltd ‘H’	152,000	74,249
China Telecom Corp Ltd ADR	1,644	80,013
China Unicom Hong Kong Ltd	250,000	335,781
China Unicom Hong Kong Ltd ADR	5,313	71,566
China Vanke Co Ltd ‘H’	40,900	110,615
Chongqing Rural Commercial Bank Co Ltd ‘H’	94,000	63,505
CITIC Ltd	129,000	184,103
CITIC Securities Co Ltd ‘H’	44,000	90,648
CNOOC Ltd	36,000	43,032
CNOOC Ltd ADR	3,621	433,796

	Shares	Value
COSCO SHIPPING Development Co Ltd ‘H’ *	112,000	$25,095
COSCO SHIPPING Energy Transportation Co Ltd ‘H’	42,000	23,751
COSCO SHIPPING Ports Ltd	51,511	56,887
Country Garden Holdings Co Ltd	203,580	183,073
CRRC Corp Ltd ‘H’	60,000	58,336
CSPC Pharmaceutical Group Ltd	114,000	149,353
Ctrip.com International Ltd ADR *	2,979	146,418
Datang International Power Generation Co Ltd ‘H’	64,000	19,280
Dongfeng Motor Group Co Ltd ‘H’	76,000	85,431
ENN Energy Holdings Ltd	22,000	123,932
Far East Horizon Ltd	22,000	20,668
Fosun International Ltd	55,792	83,938
Fuyao Glass Industry Group Co Ltd ‘H’ ~	14,800	51,366
Geely Automobile Holdings Ltd	145,000	222,221
GF Securities Co Ltd ‘H’	24,800	51,988
Great Wall Motor Co Ltd ‘H’	107,500	122,517
Guangdong Investment Ltd	62,000	88,407
Guangshen Railway Co Ltd ‘H’	24,000	14,522
Guangzhou Automobile Group Co Ltd ‘H’	32,000	51,251
Guangzhou R&F Properties Co Ltd ‘H’	56,800	88,737
Haitong Securities Co Ltd ‘H’	62,400	105,558
Hanergy Thin Film Power Group Ltd * +	122,000	603
Hengan International Group Co Ltd	17,500	130,233
Huadian Power International Corp Ltd ‘H’	64,000	27,268
Huaneng Power International Inc ‘H’	116,000	77,504
Huaneng Renewables Corp Ltd ‘H’	154,000	53,333
Huatai Securities Co Ltd ‘H’ ~	35,200	68,546
Huishang Bank Corp Ltd ‘H’	40,000	19,447
Industrial & Commercial Bank of China Ltd ‘H’	1,678,045	1,098,026
JD.com Inc ADR *	9,429	293,336
Jiangsu Expressway Co Ltd ‘H’	46,000	66,079
Jiangxi Copper Co Ltd ‘H’	32,000	49,865
Kunlun Energy Co Ltd	158,000	146,407
Lenovo Group Ltd	252,000	166,120
Longfor Properties Co Ltd	53,500	88,078
Metallurgical Corp of China Ltd ‘H’	69,000	26,295
Minth Group Ltd	22,000	88,706
NetEase Inc ADR	1,191	338,244
New China Life Insurance Co Ltd ‘H’	10,000	47,684
New Oriental Education & Technology Group Inc ADR *	1,278	77,166
PetroChina Co Ltd ‘H’	352,000	257,868
PICC Property & Casualty Co Ltd ‘H’	142,894	220,547
Ping An Insurance Group Co of China Ltd ‘H’	125,000	700,556
Qinqin Foodstuffs Group Cayman Co Ltd *	3,500	1,193
Semiconductor Manufacturing International Corp *	71,800	89,003
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	32,000	22,907
Shanghai Electric Group Co Ltd ‘H’ *	46,000	22,806
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	4,000	14,721
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	13,800	36,151
Shengjing Bank Co Ltd ‘H’ ~	5,500	5,040
Shenzhen International Holdings Ltd	15,500	25,432
Shenzhen Investment Ltd	60,000	26,892
Shenzhou International Group Holdings Ltd	10,000	63,112
Sihuan Pharmaceutical Holdings Group Ltd	72,000	27,352
Sinopec Engineering Group Co Ltd ‘H’	22,500	23,101
Sinopec Oilfield Service Corp ‘H’ *	50,000	9,850
Sinopec Shanghai Petrochemical Co Ltd ‘H’	56,000	31,080
Sinopharm Group Co Ltd ‘H’	42,400	196,841
SOHO China Ltd	38,000	20,340
Sunny Optical Technology Group Co Ltd	12,000	87,820

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
TAL Education Group ADR *	499	$53,178
Tencent Holdings Ltd	124,600	3,589,664
The People’s Insurance Co Group of China Ltd ‘H’	257,000	106,594
Tingyi Cayman Islands Holding Corp	68,000	85,396
TravelSky Technology Ltd ‘H’	22,000	51,983
Tsingtao Brewery Co Ltd ‘H’	6,000	27,652
Vipshop Holdings Ltd ADR *	4,325	57,696
Want Want China Holdings Ltd	131,000	90,722
Weichai Power Co Ltd ‘H’	40,400	71,364
Xinjiang Goldwind Science & Technology Co Ltd ‘H’	9,000	13,554
Yanzhou Coal Mining Co Ltd ‘H’	56,000	43,558
Zhejiang Expressway Co Ltd ‘H’	50,000	65,402
Zhuzhou CRRC Times Electric Co Ltd ‘H’	13,500	71,826
Zijin Mining Group Co Ltd ‘H’	112,000	41,567
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	36,800	19,760
ZTE Corp ‘H’	11,600	21,312

		22,479,670

Colombia - 0.5%

Almacenes Exito SA	8,809	46,941
Banco de Bogota SA	2,335	48,325
Bancolombia SA	8,203	74,926
Cementos Argos SA (BOG)	14,128	57,986
Cemex Latam Holdings SA *	2,662	9,815
Corp Financiera Colombiana SA	1,990	19,492
Ecopetrol SA *	69,336	32,558
Ecopetrol SA ADR *	6,782	63,208
Empresa de Energia de Bogota SA ESP	42,482	27,041
Grupo Argos SA	11,118	78,271
Grupo de Inversiones Suramericana SA	7,295	99,162
Grupo Nutresa SA	2,634	22,336
Interconexion Electrica SA ESP	22,633	91,320

		671,381

Czech Republic - 0.2%

CEZ AS	9,488	163,367
Komercni banka AS	1,385	51,398
O2 Czech Republic AS	1,304	14,569
UNIPETROL AS	1,776	16,098

		245,432

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	36,696	160,728
Global Telecom Holding SAE GDR * +	16,470	28,823

		189,551

Greece - 0.2%

Alpha Bank AE *	1,371	2,451
FF Group *	1,448	27,660
Hellenic Petroleum SA *	3,272	17,943
Hellenic Telecommunications Organization SA	8,164	76,702
JUMBO SA	3,234	50,991
Motor Oil Hellas Corinth Refineries SA	181	3,088
Mytilineos Holdings SA *	3,748	28,371
National Bank of Greece SA *	4,232	1,083
OPAP SA	9,355	87,062
Piraeus Bank SA *	635	115
Titan Cement Co SA	1,910	48,698

		344,164

Hong Kong - 0.4%

Alibaba Pictures Group Ltd *	180,000	32,655
China Gas Holdings Ltd	48,000	77,340
Fullshare Holdings Ltd	72,500	32,113
GCL-Poly Energy Holdings Ltd *	203,000	26,919

	Shares	Value
Haier Electronics Group Co Ltd	38,000	$87,094
Lee & Man Paper Manufacturing Ltd	30,000	22,946
Nine Dragons Paper Holdings Ltd	17,000	18,289
Shimao Property Holdings Ltd	92,426	146,909
Sino Biopharmaceutical Ltd	114,000	93,879
Sun Art Retail Group Ltd	99,500	93,284

		631,428

Hungary - 0.3%

MOL Hungarian Oil & Gas PLC	3,425	234,514
OTP Bank PLC	7,955	222,258
Richter Gedeon Nyrt	1,626	36,929

		493,701

India - 12.2%

3M India Ltd *	61	10,866
ABB India Ltd	264	5,201
ACC Ltd	1,804	40,163
Adani Ports & Special Economic Zone Ltd	43,557	227,824
Adani Power Ltd *	28,871	17,745
Adani Transmission Ltd *	9,742	9,627
Aditya Birla Fashion & Retail Ltd *	12,205	28,921
Aditya Birla Nuvo Ltd	1,953	45,668
Ambuja Cements Ltd	16,123	58,773
Ashok Leyland Ltd	56,797	73,958
Asian Paints Ltd	15,248	251,959
Aurobindo Pharma Ltd	16,098	167,397
Axis Bank Ltd	46,791	353,730
Bajaj Auto Ltd	4,412	190,636
Bajaj Finance Ltd	6,285	113,358
Bajaj Finserv Ltd	3,334	210,441
Bajaj Holdings & Investment Ltd	1,540	51,319
Bank of Baroda *	23,285	62,042
Berger Paints India Ltd	6,790	25,310
Bharat Electronics Ltd	23,210	56,037
Bharat Forge Ltd	6,522	104,633
Bharat Heavy Electricals Ltd	29,765	74,620
Bharat Petroleum Corp Ltd	10,989	109,987
Bharti Airtel Ltd	53,691	289,385
Bharti Infratel Ltd	6,287	31,567
Bosch Ltd	174	60,969
Britannia Industries Ltd	431	22,400
Cadila Healthcare Ltd	9,220	62,760
Cairn India Ltd	17,997	84,774
Castrol India Ltd	5,177	34,477
Cipla Ltd	9,809	89,577
Colgate-Palmolive India Ltd	2,824	43,295
Container Corp of India Ltd	2,095	41,100
Cummins India Ltd	1,299	18,994
Dabur India Ltd	18,862	80,566
Divi’s Laboratories Ltd	4,904	47,120
DLF Ltd	19,173	43,891
Dr Reddy’s Laboratories Ltd	3,233	130,904
Dr Reddy’s Laboratories Ltd ADR	1,737	69,741
Eicher Motors Ltd	469	184,761
Emami Ltd	2,555	41,876
GAIL India Ltd	18,973	110,146
GAIL India Ltd GDR ~	280	12,978
GlaxoSmithKline Consumer Healthcare Ltd	576	45,738
GlaxoSmithKline Pharmaceuticals Ltd	313	13,229
Glenmark Pharmaceuticals Ltd	6,946	91,149
Godrej Consumer Products Ltd	5,182	133,414
Havells India Ltd	13,558	97,253
HCL Technologies Ltd	29,373	395,667
HDFC Bank Ltd	34,344	763,599
Hero MotoCorp Ltd	2,851	141,476
Hindalco Industries Ltd	42,940	129,029
Hindustan Petroleum Corp Ltd	7,182	58,145
Hindustan Unilever Ltd	32,504	456,381
Housing Development Finance Corp Ltd	45,298	1,047,987

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
ICICI Bank Ltd	82,555	$352,639
Idea Cellular Ltd	89,649	118,548
IDFC Bank Ltd	16,783	15,330
Indiabulls Housing Finance Ltd	19,168	294,511
Indian Oil Corp Ltd	48,670	290,136
IndusInd Bank Ltd	7,214	158,332
Infosys Ltd	62,098	978,981
Infosys Ltd ADR	6,099	96,364
ITC Ltd	140,820	608,005
JSW Steel Ltd	61,130	177,193
Kotak Mahindra Bank Ltd	15,443	207,433
Larsen & Toubro Ltd	9,493	230,257
LIC Housing Finance Ltd	18,424	175,474
Lupin Ltd	9,856	219,371
Mahindra & Mahindra Financial Services Ltd	7,395	35,867
Mahindra & Mahindra Ltd	13,135	260,250
Marico Ltd	12,190	55,360
Maruti Suzuki India Ltd	4,375	405,333
Max India Ltd *	1,660	3,859
Max Ventures & Industries Ltd *	332	459
Motherson Sumi Systems Ltd	12,865	73,680
MRF Ltd	89	83,550
Nestle India Ltd	1,075	110,615
NHPC Ltd	64,839	32,152
NTPC Ltd	44,641	114,138
Oil & Natural Gas Corp Ltd	30,037	85,583
Oil India Ltd	6,120	31,462
Oracle Financial Services Software Ltd	655	38,483
Page Industries Ltd	87	19,591
Petronet LNG Ltd	9,572	59,446
Pidilite Industries Ltd	3,936	42,382
Piramal Enterprises Ltd	592	17,350
Power Finance Corp Ltd	61,881	139,040
Power Grid Corp of India Ltd	50,331	152,947
Procter & Gamble Hygiene & Health Care Ltd	285	33,327
Punjab National Bank *	2,931	6,770
Reliance Industries Ltd	34,576	703,380
Rural Electrification Corp Ltd (XNSE)	37,546	104,670
Shree Cement Ltd	304	80,025
Siemens Ltd	805	15,561
State Bank of India	45,363	205,038
Sun Pharmaceutical Industries Ltd	28,875	306,017
Sun TV Network Ltd	2,254	27,443
Tata Consultancy Services Ltd	21,054	788,449
Tata Motors Ltd	30,172	216,399
Tata Motors Ltd ADR	3,376	120,354
Tata Steel Ltd	11,862	88,182
Tech Mahindra Ltd	15,195	107,463
The Tata Power Co Ltd	60,630	84,375
Titan Co Ltd	6,677	47,597
Torrent Pharmaceuticals Ltd	2,397	57,317
TVS Motor Co Ltd	2,603	17,270
UltraTech Cement Ltd	1,600	98,193
United Breweries Ltd	2,860	33,946
United Spirits Ltd *	1,444	48,385
UPL Ltd	20,744	232,241
Vedanta Ltd	71,582	303,234
Vedanta Ltd ADR	3,338	57,313
Wipro Ltd	21,430	169,856
Yes Bank Ltd	8,552	203,821
Zee Entertainment Enterprises Ltd	16,197	133,569

		17,138,879

Indonesia - 3.0%

P.T. Adaro Energy Tbk	756,400	99,355
P.T. Astra Agro Lestari Tbk	36,100	40,365
P.T. Astra International Tbk	641,300	415,086
P.T. Bank Central Asia Tbk	388,200	482,008
P.T. Bank CIMB Niaga Tbk *	15,911	1,242

	Shares	Value
P.T. Bank Danamon Indonesia Tbk	137,000	$48,351
P.T. Bank Mandiri Persero Tbk	306,229	268,941
P.T. Bank Negara Indonesia Persero Tbk	322,500	156,792
P.T. Bank Pan Indonesia Tbk *	133,300	9,057
P.T. Bank Rakyat Indonesia Persero Tbk	357,400	348,007
P.T. Bank Tabungan Pensiunan Nasional Tbk *	16,500	3,380
P.T. Bumi Serpong Damai Tbk	255,000	36,067
P.T. Charoen Pokphand Indonesia Tbk	220,700	52,974
P.T. Ciputra Development Tbk	821,579	75,833
P.T. Global Mediacom Tbk	344,000	13,427
P.T. Gudang Garam Tbk	16,200	79,668
P.T. Indocement Tunggal Prakarsa Tbk	61,900	77,136
P.T. Indofood CBP Sukses Makmur Tbk	96,000	58,718
P.T. Indofood Sukses Makmur Tbk	303,800	182,430
P.T. Indosat Tbk *	30,500	16,022
P.T. Jasa Marga Persero Tbk	103,744	35,968
P.T. Kalbe Farma Tbk	831,800	96,127
P.T. Matahari Department Store Tbk	106,000	104,820
P.T. Mayora Indah Tbk	296,775	47,438
P.T. Media Nusantara Citra Tbk	211,800	29,392
P.T. Perusahaan Gas Negara Persero Tbk	400,600	76,054
P.T. PP Properti Tbk	1,169,600	25,453
P.T. Semen Indonesia Persero Tbk	152,400	102,907
P.T. Summarecon Agung Tbk	187,400	18,846
P.T. Surya Citra Media Tbk	211,400	42,845
P.T. Telekomunikasi Indonesia Persero Tbk	572,300	177,896
P.T. Telekomunikasi Indonesia Persero Tbk ADR	10,960	341,623
P.T. Tower Bersama Infrastructure Tbk	63,000	25,771
P.T. Unilever Indonesia Tbk	65,200	211,990
P.T. United Tractors Tbk	178,796	355,898
P.T. Vale Indonesia Tbk *	75,500	13,549
P.T. Waskita Karya Persero Tbk	106,000	18,849
P.T. XL Axiata Tbk *	205,000	47,073

		4,237,358

Malaysia - 3.2%

AirAsia Bhd	76,100	53,989
AMMB Holdings Bhd	88,200	92,691
Astro Malaysia Holdings Bhd	60,500	37,458
Axiata Group Bhd	100,105	114,452
Batu Kawan Bhd	4,200	18,393
BIMB Holdings Bhd	32,700	32,881
British American Tobacco Malaysia Bhd	4,700	48,406
CIMB Group Holdings Bhd	103,495	130,256
Dialog Group Bhd	82,252	32,893
DiGi.Com Bhd	138,700	160,780
Felda Global Ventures Holdings Bhd	82,200	38,817
Gamuda Bhd	52,800	61,815
Genting Bhd	170,500	369,564
Genting Malaysia Bhd	92,200	113,527
Genting Plantations Bhd	8,800	23,225
HAP Seng Consolidated Bhd	26,700	54,214
Hartalega Holdings Bhd	44,800	50,180
Hong Leong Bank Bhd	21,172	65,840
Hong Leong Financial Group Bhd	22,236	79,765
IHH Healthcare Bhd	55,300	74,975
IJM Corp Bhd	128,900	99,031
IOI Corp Bhd	127,546	133,950
IOI Properties Group Bhd	108,906	50,940
Kuala Lumpur Kepong Bhd	10,400	57,977
Malayan Banking Bhd	120,622	243,042
Malaysia Airports Holdings Bhd	29,600	46,485
Maxis Bhd	83,700	121,779
MISC Bhd	69,160	114,327
MMC Corp Bhd	37,500	21,099
Petronas Chemicals Group Bhd	109,300	190,173
Petronas Dagangan Bhd	10,900	59,087
Petronas Gas Bhd	21,000	93,767

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
PPB Group Bhd	15,100	$57,118
Press Metal Bhd	79,520	47,662
Public Bank Bhd	105,270	473,240
QL Resources Bhd	28,600	29,469
RHB Bank Bhd	45,362	52,991
Sapura Energy Bhd *	338,300	139,142
Sime Darby Bhd	75,987	159,234
SP Setia Bhd Group	13,900	11,150
Telekom Malaysia Bhd	30,692	44,524
Tenaga Nasional Bhd	112,100	347,403
Westports Holdings Bhd	60,500	55,359
YTL Corp Bhd	473,508	159,401
YTL Power International Bhd	57,750	19,835

		4,482,306

Mexico - 4.7%

Alfa SAB de CV ‘A’	228,977	335,108
Alpek SAB de CV	38,739	43,059
America Movil SAB de CV ‘L’	1,074,116	761,888
America Movil SAB de CV ‘L’ ADR	5,660	80,202
Arca Continental SAB de CV	23,995	166,740
Cemex SAB de CV *	688,319	623,163
Coca-Cola Femsa SAB de CV ‘L’	11,720	84,184
El Puerto de Liverpool SAB de CV ‘C1’	5,511	43,017
Fomento Economico Mexicano SAB de CV	35,085	311,155
Gruma SAB de CV ‘B’	12,974	182,605
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,261	122,443
Grupo Aeroportuario del Sureste SAB de CV ‘B’	3,953	68,633
Grupo Aeroportuario del Sureste SAB de CV ADR	518	89,738
Grupo Bimbo SAB de CV ‘A’	70,043	174,301
Grupo Carso SAB de CV ‘A1’	19,967	91,675
Grupo Elektra SAB de CV	3,664	86,765
Grupo Financiero Banorte SAB de CV ‘O’	62,464	359,191
Grupo Financiero Inbursa SAB de CV ‘O’	93,465	154,908
Grupo Financiero Santander Mexico SAB de CV ‘B’	125,652	227,247
Grupo Lala SAB de CV	28,003	50,809
Grupo Mexico SAB de CV ‘B’	189,767	570,449
Grupo Sanborns SAB de CV	6,971	8,136
Grupo Televisa SAB	136,880	708,883
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	20,585	34,623
Industrias Penoles SAB de CV	7,402	190,962
Infraestructura Energetica Nova SAB de CV	11,204	53,392
Kimberly-Clark de Mexico SAB de CV ‘A’	71,000	154,080
La Comer SAB de CV *	28,445	23,109
Megacable Holdings SAB de CV	17,211	66,703
Mexichem SAB de CV	57,642	157,111
Organizacion Soriana SAB de CV ‘B’ *	20,543	48,301
Promotora y Operadora de Infraestructura SAB de CV *	9,226	99,719
Telesites SAB de CV *	59,366	38,494
Wal-Mart de Mexico SAB de CV	192,480	443,720

		6,654,513

Netherlands - 0.1%

VEON Ltd ADR	18,332	74,794

Peru - 0.4%

Cia de Minas Buenaventura SAA ADR	4,718	56,805
Credicorp Ltd	2,650	432,745
Grana y Montero SAA ADR	1,724	5,396

		494,946

Philippines - 1.6%

Aboitiz Equity Ventures Inc	40,730	60,435
Aboitiz Power Corp	50,900	42,332

	Shares	Value
Alliance Global Group Inc	156,400	$39,516
Ayala Corp	6,910	116,355
Ayala Land Inc	251,400	165,536
Bank of the Philippine Islands	18,587	37,489
BDO Unibank Inc	66,013	154,721
DMCI Holdings Inc	364,150	82,715
Emperador Inc	61,300	7,379
Energy Development Corp	583,200	69,939
First Gen Corp	55,200	23,048
Globe Telecom Inc	1,415	57,305
GT Capital Holdings Inc	4,440	101,287
International Container Terminal Services Inc	36,630	65,585
JG Summit Holdings Inc	107,550	174,384
Jollibee Foods Corp	15,970	62,841
LT Group Inc	131,900	42,112
Manila Electric Co	11,550	63,073
Megaworld Corp	589,000	39,663
Metro Pacific Investments Corp	714,200	85,661
Metropolitan Bank & Trust Co	21,841	34,805
PLDT Inc	4,350	142,659
Puregold Price Club Inc	22,000	19,161
Robinsons Retail Holdings Inc	15,840	24,299
San Miguel Corp	34,960	72,463
Security Bank Corp	7,520	30,270
Semirara Mining & Power Corp	11,270	33,153
SM Investments Corp	6,432	89,324
SM Prime Holdings Inc	220,500	124,341
Top Frontier Investment Holdings Inc *	1,506	8,224
Universal Robina Corp	36,510	118,965

		2,189,040

Poland - 1.5%

Alior Bank SA *	2,296	41,369
Bank Handlowy w Warszawie SA	1,324	25,574
Bank Millennium SA *	27,559	44,823
Bank Pekao SA	3,765	125,329
Bank Zachodni WBK SA	1,407	121,403
CCC SA	886	53,133
Cyfrowy Polsat SA *	8,700	53,054
Energa SA	5,420	14,520
Getin Noble Bank SA *	15,526	7,674
Grupa Azoty SA	2,356	41,052
Grupa Lotos SA *	5,099	70,307
ING Bank Slaski SA	1,403	60,869
KGHM Polska Miedz SA	5,529	161,317
LPP SA	32	54,802
mBank SA *	936	88,124
Orange Polska SA	30,618	35,718
PGE Polska Grupa Energetyczna SA	73,997	212,539
Polski Koncern Naftowy ORLEN SA	14,900	375,808
Polskie Gornictwo Naftowe i Gazownictwo SA	65,767	98,132
Powszechna Kasa Oszczednosci Bank Polski SA *	21,333	172,426
Powszechny Zaklad Ubezpieczen SA	19,840	173,987
Synthos SA	25,885	34,244

		2,066,204

Romania - 0.0%

New Europe Property Investments PLC	5,724	59,389

Russia - 1.7%

Gazprom PJSC ADR	80,644	361,026
Lukoil PJSC ADR	7,692	407,754
Magnitogorsk Iron & Steel OJSC GDR ~	7,310	62,109
MegaFon PJSC GDR ~	2,268	26,558
MMC Norilsk Nickel PJSC ADR	13,414	210,559
Novatek PJSC GDR (LI) ~	1,905	237,546

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Novolipetsk Steel PJSC GDR	2,810	$55,884
PhosAgro PJSC GDR ~	1,806	26,238
Rosneft Oil Co PJSC GDR ~	24,830	141,451
Rostelecom PJSC ADR	5,299	43,346
RusHydro PJSC ADR	35,932	58,210
Sberbank of Russia PJSC ADR	41,971	485,106
Severstal PJSC GDR ~	3,498	50,348
Tatneft PJSC ADR	2,448	90,136
VTB Bank PJSC GDR ~	79,930	183,187
X5 Retail Group NV GDR * ~	382	12,854

		2,452,312

South Africa - 7.4%

Anglo American Platinum Ltd *	2,142	48,797
AngloGold Ashanti Ltd	2,970	31,737
AngloGold Ashanti Ltd ADR	35,545	382,820
Aspen Pharmacare Holdings Ltd	9,792	200,338
AVI Ltd	13,541	99,920
Barclays Africa Group Ltd	34,282	356,514
Barloworld Ltd	1,621	14,414
Bid Corp Ltd	14,720	283,943
Capitec Bank Holdings Ltd	2,458	139,542
Discovery Ltd	20,249	194,379
Distell Group Ltd	2,585	26,589
Exxaro Resources Ltd	5,603	49,213
FirstRand Ltd	142,210	492,058
Gold Fields Ltd	1,019	3,551
Gold Fields Ltd ADR	66,348	234,208
Impala Platinum Holdings Ltd *	32,342	109,100
Imperial Holdings Ltd	10,888	133,420
Investec Ltd	18,576	126,533
Kumba Iron Ore Ltd *	4,569	68,951
Liberty Holdings Ltd	12,024	96,711
Life Healthcare Group Holdings Ltd	41,138	88,676
Massmart Holdings Ltd	5,857	59,446
MMI Holdings Ltd	73,273	125,014
Mondi Ltd	7,500	178,894
Mr Price Group Ltd	9,775	116,354
MTN Group Ltd	74,655	678,515
Naspers Ltd ‘N’	7,185	1,238,064
Nedbank Group Ltd	10,805	194,146
Netcare Ltd	52,961	101,044
Pick n Pay Stores Ltd	15,912	78,912
Pioneer Foods Group Ltd	5,812	76,508
PSG Group Ltd	3,986	73,269
Sanlam Ltd	88,993	446,544
Sappi Ltd	40,675	275,539
Sasol Ltd	1,846	54,113
Sasol Ltd ADR	19,233	565,450
Shoprite Holdings Ltd	25,735	372,200
Sibanye Gold Ltd	38,373	82,849
Standard Bank Group Ltd	56,998	611,219
Steinhoff International Holdings NV	103,548	495,335
Telkom SA SOC Ltd	20,501	114,651
The Bidvest Group Ltd	20,281	232,461
The Foschini Group Ltd	10,308	118,630
The SPAR Group Ltd	7,369	95,603
Tiger Brands Ltd	8,363	249,510
Truworths International Ltd	28,551	184,314
Vodacom Group Ltd	16,269	184,161
Woolworths Holdings Ltd	49,314	257,224

		10,441,383

South Korea - 16.6%

Amorepacific Corp	1,112	279,137
AMOREPACIFIC Group	852	91,079
BGF retail Co Ltd	534	50,155
BNK Financial Group Inc	12,953	106,271
Celltrion Inc *	1,629	131,246
Cheil Worldwide Inc	2,070	35,178

	Shares	Value
CJ CGV Co Ltd	571	$38,362
CJ CheilJedang Corp	417	131,631
CJ Corp	799	124,313
CJ E&M Corp	784	59,584
CJ Korea Express Corp *	204	30,373
Com2uSCorp	318	34,437
Cosmax Inc	190	23,089
Coway Co Ltd	2,109	181,569
Daelim Industrial Co Ltd	1,182	85,528
Daesang Corp	153	3,298
Daewoo Engineering & Construction Co Ltd *	1,660	10,760
DGB Financial Group Inc	9,901	95,985
Dongbu Insurance Co Ltd	3,345	191,476
Dongkuk Steel Mill Co Ltd	2,774	31,784
Dongsuh Cos Inc	428	11,367
Doosan Corp	391	33,140
Doosan Heavy Industries & Construction Co Ltd	1,212	25,967
Doosan Infracore Co Ltd *	4,940	41,647
E-MART Inc	793	145,723
Grand Korea Leisure Co Ltd	688	13,473
Green Cross Holdings Corp	776	19,882
GS Engineering & Construction Corp *	1,864	51,177
GS Holdings Corp	4,255	224,993
GS Retail Co Ltd	865	40,772
Halla Holdings Corp	275	16,367
Hana Financial Group Inc	12,927	426,565
Hana Tour Service Inc	93	6,620
Hankook Tire Co Ltd	4,363	212,783
Hanmi Pharm Co Ltd *	193	51,590
Hanmi Science Co Ltd *	342	17,855
Hanon Systems	6,375	52,939
Hanssem Co Ltd	298	58,625
Hanwha Chemical Corp	3,924	92,694
Hanwha Corp	3,808	122,263
Hanwha Life Insurance Co Ltd	10,020	54,117
Hanwha Techwin Co Ltd *	1,186	49,938
Hite Jinro Co Ltd	600	10,917
Hotel Shilla Co Ltd	695	28,049
Hyosung Corp	1,343	162,747
Hyundai Department Store Co Ltd	519	46,868
Hyundai Development Co-Engineering & Construction	2,057	74,827
Hyundai Engineering & Construction Co Ltd	3,260	144,423
Hyundai Glovis Co Ltd	599	78,777
Hyundai Greenfood Co Ltd	1,577	22,069
Hyundai Heavy Industries Co Ltd *	1,472	217,119
Hyundai Marine & Fire Insurance Co Ltd	4,064	127,200
Hyundai Mipo Dockyard Co Ltd *	263	20,861
Hyundai Mobis Co Ltd	1,055	226,948
Hyundai Motor Co	4,799	676,331
Hyundai Steel Co	4,727	247,537
Hyundai Wia Corp	924	56,114
Industrial Bank of Korea	10,173	110,894
IS Dongseo Co Ltd	1,570	63,948
Kakao Corp	523	38,876
Kangwon Land Inc	3,635	124,248
KB Financial Group Inc	11,393	499,315
KB Financial Group Inc ADR *	200	8,794
KB Insurance Co Ltd	3,672	88,639
KCC Corp	231	73,204
KEPCO Plant Service & Engineering Co Ltd	980	54,700
Kia Motors Corp	8,395	278,233
KIWOOM Securities Co Ltd	349	25,412
Kolon Industries Inc	585	37,048
Komipharm International Co Ltd *	371	12,422
Korea Aerospace Industries Ltd	2,070	106,619
Korea Electric Power Corp	6,979	290,503
Korea Electric Power Corp ADR *	2,208	45,772

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Korea Gas Corp *	1,256	$50,546
Korea Investment Holdings Co Ltd	1,446	60,940
Korea Kolmar Co Ltd	317	21,298
Korea Petrochemical Ind Co Ltd	153	33,530
Korea Zinc Co Ltd	256	98,972
Korean Air Lines Co Ltd *	2,794	78,860
Korean Reinsurance Co	2,895	30,029
KT Corp ADR *	3,094	52,072
KT&G Corp	3,291	286,929
Kumho Petrochemical Co Ltd	1,138	80,190
Kumho Tire Co Inc *	4,530	34,592
Leaders Cosmetics Co Ltd *	371	5,094
LG Chem Ltd	1,254	329,724
LG Corp	3,435	215,763
LG Display Co Ltd	18,799	509,082
LG Display Co Ltd ADR *	2,409	32,811
LG Electronics Inc	9,093	552,395
LG Household & Health Care Ltd	291	211,109
LG Innotek Co Ltd	476	58,132
LG International Corp	1,434	41,301
LG Uplus Corp	14,813	189,582
LIG Nex1 Co Ltd	342	24,009
Loen Entertainment Inc	353	28,409
Lotte Chemical Corp	879	291,275
Lotte Chilsung Beverage Co Ltd	17	21,510
Lotte Confectionery Co Ltd	320	55,046
Lotte Shopping Co Ltd	453	88,121
LS Corp	613	35,200
LS Industrial Systems Co Ltd	905	38,264
Macquarie Korea Infrastructure Fund	12,567	93,497
Mando Corp	356	82,645
Medy-Tox Inc	142	58,790
Meritz Financial Group Inc	1,974	21,447
Meritz Fire & Marine Insurance Co Ltd	2,574	36,820
Meritz Securities Co Ltd	15,639	52,110
Mirae Asset Daewoo Co Ltd	14,542	117,613
NAVER Corp	942	720,312
NCSoft Corp	428	116,726
Nexen Tire Corp	2,814	35,243
NH Investment & Securities Co Ltd	4,084	45,846
NongShim Co Ltd	91	24,337
OCI Co Ltd	806	61,088
Orion Corp	99	59,368
Ottogi Corp	8	5,437
Paradise Co Ltd	524	6,466
POSCO	850	220,767
POSCO ADR	5,330	343,785
Posco Daewoo Corp	1,518	32,384
S-1 Corp	539	43,246
S-Oil Corp	1,184	106,459
Samsung C&T Corp	1,783	203,461
Samsung Card Co Ltd	1,584	55,557
Samsung Electro-Mechanics Co Ltd	2,157	134,113
Samsung Electronics Co Ltd	3,352	6,169,070
Samsung Engineering Co Ltd *	3,958	45,500
Samsung Fire & Marine Insurance Co Ltd	1,235	296,097
Samsung Heavy Industries Co Ltd *	11,761	117,876
Samsung Life Insurance Co Ltd	2,034	197,314
Samsung SDS Co Ltd	583	69,606
Samsung Securities Co Ltd	2,756	82,975
Shinhan Financial Group Co Ltd	11,533	480,546
Shinhan Financial Group Co Ltd ADR *	253	10,573
Shinsegae Inc	332	56,704
SK Chemicals Co Ltd	559	32,452
SK Holdings Co Ltd	1,578	343,694
SK Hynix Inc	21,335	963,638
SK Innovation Co Ltd	2,028	302,186
SK Materials Co Ltd	252	36,628
SK Networks Co Ltd	5,068	33,862
SK Telecom Co Ltd	342	77,275

	Shares	Value
SK Telecom Co Ltd ADR	3,000	$75,540
SKC Co Ltd	1,889	52,050
SPC Samlip Co Ltd	148	29,105
Woori Bank	14,652	170,213
Young Poong Corp	5	4,300
Youngone Corp	379	11,284
Yuhan Corp	150	29,857

		23,425,813

Taiwan - 16.0%

Acer Inc *	129,789	61,592
Advanced Semiconductor Engineering Inc	392,899	503,315
Advantech Co Ltd	14,491	121,308
Airtac International Group	5,250	51,655
Asia Cement Corp	112,784	113,771
Asustek Computer Inc	19,667	194,451
AU Optronics Corp	545,000	212,296
AU Optronics Corp ADR	8,622	32,936
Casetek Holdings Ltd	8,000	26,620
Catcher Technology Co Ltd	37,000	365,674
Cathay Financial Holding Co Ltd	219,600	352,478
Chailease Holding Co Ltd	58,360	136,366
Chang Hwa Commercial Bank Ltd	276,159	168,306
Cheng Shin Rubber Industry Co Ltd	81,178	167,733
Chicony Electronics Co Ltd	35,579	90,744
China Airlines Ltd	199,436	69,337
China Development Financial Holding Corp	611,834	167,953
China Life Insurance Co Ltd	142,919	141,333
China Motor Corp	20,000	18,327
China Steel Chemical Corp	3,000	11,667
China Steel Corp	317,007	264,329
Chipbond Technology Corp	27,000	43,176
Chroma ATE Inc	20,000	60,579
Chunghwa Precision Test Tech Co Ltd	1,000	44,839
Chunghwa Telecom Co Ltd	57,000	193,565
Chunghwa Telecom Co Ltd ADR	6,113	207,720
Clevo Co	17,000	15,799
Compal Electronics Inc	267,092	174,267
CTBC Financial Holding Co Ltd	564,094	348,523
CTCI Corp	28,000	48,908
Delta Electronics Inc	63,150	338,222
E.Sun Financial Holding Co Ltd	437,405	265,913
Eclat Textile Co Ltd	8,494	85,139
Elite Material Co Ltd	17,000	66,108
Epistar Corp *	40,000	42,119
Eternal Materials Co Ltd	32,400	35,233
Eva Airways Corp	183,220	97,213
Evergreen Marine Corp Taiwan Ltd *	110,410	51,671
Far Eastern Department Stores Ltd	9,639	5,130
Far Eastern New Century Corp	160,965	139,558
Far EasTone Telecommunications Co Ltd	57,000	139,949
Feng TAY Enterprise Co Ltd	14,396	57,367
First Financial Holding Co Ltd	411,005	250,591
Formosa Chemicals & Fibre Corp	91,446	284,492
Formosa Petrochemical Corp	35,000	122,256
Formosa Plastics Corp	100,292	299,072
Foxconn Technology Co Ltd	55,144	168,130
Fubon Financial Holding Co Ltd	196,343	320,244
Giant Manufacturing Co Ltd	18,000	106,523
Globalwafers Co Ltd	5,000	37,410
Highwealth Construction Corp	67,700	119,019
Hiwin Technologies Corp	11,819	74,133
Hon Hai Precision Industry Co Ltd	447,321	1,341,555
Hota Industrial Manufacturing Co Ltd	8,510	35,630
Hotai Motor Co Ltd	9,000	105,417
HTC Corp *	30,572	78,078
Hua Nan Financial Holdings Co Ltd	332,092	185,498
Innolux Corp	731,390	302,602
Inventec Corp	116,000	86,978
Kenda Rubber Industrial Co Ltd	32,178	53,446

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
King Slide Works Co Ltd	4,000	$57,370
King Yuan Electronics Co Ltd	55,000	50,756
King’s Town Bank Co Ltd	34,000	33,790
Kinsus Interconnect Technology Corp	12,000	31,715
Largan Precision Co Ltd	4,000	629,999
LCY Chemical Corp	24,000	35,191
Lite-On Technology Corp	126,855	218,655
Makalot Industrial Co Ltd	5,174	21,224
MediaTek Inc	39,020	276,486
Mega Financial Holding Co Ltd	369,725	298,343
Merida Industry Co Ltd	8,400	44,449
Micro-Star International Co Ltd	32,000	74,468
Nan Ya Plastics Corp	118,394	280,496
Nanya Technology Corp	33,162	52,901
Nien Made Enterprise Co Ltd	4,000	37,308
Novatek Microelectronics Corp	26,000	100,691
PChome Online Inc	3,757	30,579
Pegatron Corp	139,090	411,754
Phison Electronics Corp	5,000	44,889
Pou Chen Corp	115,000	159,161
Powertech Technology Inc	55,300	160,926
Poya International Co Ltd	4,040	47,533
President Chain Store Corp	21,000	172,998
Quanta Computer Inc	109,000	221,618
Radiant Opto-Electronics Corp	14,669	30,849
Realtek Semiconductor Corp	17,300	61,857
Ruentex Development Co Ltd *	27,679	33,166
Ruentex Industries Ltd	6,236	10,030
Shin Kong Financial Holding Co Ltd *	432,591	126,150
Siliconware Precision Industries Co Ltd	101,923	166,301
Simplo Technology Co Ltd	15,000	50,913
SinoPac Financial Holdings Co Ltd	486,159	151,728
St Shine Optical Co Ltd	2,000	40,587
Standard Foods Corp	19,466	48,374
Synnex Technology International Corp	80,850	87,001
Taichung Commercial Bank Co Ltd	35,595	11,553
Taishin Financial Holding Co Ltd	295,291	123,081
Taiwan Business Bank	289,483	80,134
Taiwan Cement Corp	170,693	204,212
Taiwan Cooperative Financial Holding Co Ltd	397,665	197,929
Taiwan Fertilizer Co Ltd	33,000	45,674
Taiwan Glass Industry Corp *	41,123	23,575
Taiwan High Speed Rail Corp	31,000	21,811
Taiwan Mobile Co Ltd	56,400	207,204
Taiwan Secom Co Ltd	12,000	35,594
Taiwan Semiconductor Manufacturing Co Ltd	745,779	4,676,506
Taiwan Semiconductor Manufacturing Co Ltd ADR	26,752	878,536
Teco Electric & Machinery Co Ltd	94,000	95,573
Ton Yi Industrial Corp	33,000	17,076
Tong Yang Industry Co Ltd	23,000	39,950
TPK Holding Co Ltd *	13,000	45,633
Transcend Information Inc	12,000	39,313
Tripod Technology Corp	6,000	16,905
TSRC Corp	9,450	10,886
U-Ming Marine Transport Corp	15,000	16,140
Uni-President Enterprises Corp	168,994	316,821
Unimicron Technology Corp	59,000	32,473
United Microelectronics Corp	1,005,000	403,113
Vanguard International Semiconductor Corp	42,000	79,981
Walsin Lihwa Corp	114,000	52,230
Wan Hai Lines Ltd	46,000	26,686
Win Semiconductors Corp	13,202	58,752
Winbond Electronics Corp	218,000	122,119
Wistron Corp	145,969	133,749
WPG Holdings Ltd	71,000	89,153
Yageo Corp	29,616	80,723
Yang Ming Marine Transport Corp *	54,000	12,439

	Shares	Value
Yuanta Financial Holding Co Ltd	437,169	$184,408
Yulon Motor Co Ltd	40,000	37,242
Zhen Ding Technology Holding Ltd	29,000	68,145

		22,489,838

Thailand - 2.7%

Advanced Info Service PCL	39,400	204,094
Airports of Thailand PCL	176,000	201,046
Bangkok Bank PCL NVDR	8,200	43,314
Bangkok Dusit Medical Services PCL	138,400	85,388
Bangkok Life Assurance PCL	18,480	27,697
Banpu PCL	58,050	33,467
Berli Jucker PCL	41,600	56,307
BTS Group Holdings PCL	134,100	32,980
Bumrungrad Hospital PCL	11,300	60,177
Central Pattana PCL	48,200	82,408
Central Plaza Hotel PCL	49,000	50,630
Charoen Pokphand Foods PCL	165,100	133,329
CP ALL PCL	104,000	178,522
Delta Electronics Thailand PCL	20,600	52,449
Electricity Generating PCL	8,800	54,804
Energy Absolute PCL	62,000	50,055
Global Power Synergy Co Ltd	34,000	33,398
Glow Energy PCL	15,800	37,931
Home Product Center PCL	243,359	68,330
Indorama Ventures PCL	82,500	84,627
Intouch Holdings PCL	21,900	35,533
Intouch Holdings PCL NVDR	19,600	31,800
IRPC PCL	429,800	64,421
Jasmine International PCL	87,900	21,615
Kasikornbank PCL	33,600	184,870
Kasikornbank PCL NVDR	6,200	34,118
KCE Electronics PCL	5,500	16,728
Krung Thai Bank PCL	213,675	126,864
Land & Houses PCL	63,480	17,916
Minor International PCL	68,680	73,461
MK Restaurants Group PCL	9,400	17,029
Pruksa Holding PCL	44,600	29,463
PTT Exploration & Production PCL	64,141	173,611
PTT Global Chemical PCL	45,600	97,198
PTT PCL	46,800	527,063
Ratchaburi Electricity Generating Holding PCL	19,500	28,517
Robinson Department Store PCL	18,000	33,511
Siam City Cement PCL	4,900	42,351
Thai Oil PCL	32,900	72,294
Thai Union Group PCL	66,200	41,236
Thanachart Capital PCL	14,900	20,911
The Bangchak Petroleum PCL	49,300	47,353
The Siam Cement PCL	10,400	163,420
The Siam Commercial Bank PCL	21,300	101,045
TMB Bank PCL	932,100	66,180
Total Access Communication PCL	84,500	108,189
True Corp PCL	474,632	93,916

		3,841,566

Turkey - 1.1%

Akbank TAS	66,059	155,095
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,612	30,605
Arcelik AS	12,735	79,448
Aselsan Elektronik Sanayi Ve Ticaret AS	5,724	26,765
BIM Birlesik Magazalar AS	8,574	131,835
Coca-Cola Icecek AS	3,514	34,468
Enka Insaat ve Sanayi AS	19,316	32,415
Eregli Demir ve Celik Fabrikalari TAS	41,747	67,793
Ford Otomotiv Sanayi AS	2,270	22,224
KOC Holding AS	17,985	75,975
Petkim Petrokimya Holding AS	40,528	56,555
TAV Havalimanlari Holding AS	6,144	24,487
Tofas Turk Otomobil Fabrikasi AS	664	4,975

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Tupras Turkiye Petrol Rafinerileri AS	6,698	$166,406
Turk Hava Yollari AO *	26,477	39,853
Turk Telekomunikasyon AS	20,839	33,833
Turkcell Iletisim Hizmetleri AS *	24,593	81,014
Turkcell Iletisim Hizmetleri AS ADR *	4,700	38,916
Turkiye Garanti Bankasi AS	76,876	187,471
Turkiye Halk Bankasi AS	24,311	69,379
Turkiye Is Bankasi ‘C’	43,534	79,452
Turkiye Sise ve Cam Fabrikalari AS	30,439	34,940
Turkiye Vakiflar Bankasi TAO ‘D’	50,169	74,023
Ulker Biskuvi Sanayi AS	6,186	31,437
Yapi ve Kredi Bankasi AS *	37,328	39,011

		1,618,375

Total Common Stocks (Cost $124,409,874)		135,487,147

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.090% due 04/03/17 (Dated 03/31/17, repurchase price of $385,016; collateralized by U.S. Treasury Notes: 1.250% due 03/31/21 and value $396,077)	$385,013	385,013

Total Short-Term Investment (Cost $385,013)		385,013

TOTAL INVESTMENTS - 99.6% (Cost $128,525,263)		140,410,273

OTHER ASSETS & LIABILITIES, NET - 0.4%		517,386

NET ASSETS - 100.0%		$140,927,659

Notes to Schedule of Investments

(a)	As of March 31, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	25.1%
Technology	14.5%
Communications	11.8%
Consumer, Non-Cyclical	10.4%
Consumer, Cyclical	9.8%
Industrial	9.1%
Basic Materials	7.4%
Energy	6.8%
Utilities	3.1%
Others (each less than 3.0%)	1.6%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Investments with a total aggregate value of $29,426 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$4,721	$4,721	$-	$-
	Preferred Stocks
	Brazil	4,114,160	4,114,160	-	-
	Chile	105,906	86,494	19,412	-
	Colombia	313,326	313,326	-	-

	Total Preferred Stocks	4,533,392	4,513,980	19,412	-

	Common Stocks
	Brazil	6,801,378	6,801,378	-	-
	Chile	1,963,726	1,860,371	103,355	-
	China	22,479,670	3,557,135	18,861,614	60,921
	Colombia	671,381	671,381	-	-
	Czech Republic	245,432	82,065	163,367	-
	Egypt	189,551	160,728	-	28,823
	Greece	344,164	99,689	244,475	-
	Hong Kong	631,428	-	631,428	-
	Hungary	493,701	-	493,701	-
	India	17,138,879	369,979	16,768,900	-
	Indonesia	4,237,358	448,828	3,788,530	-
	Malaysia	4,482,306	897,701	3,584,605	-
	Mexico	6,654,513	6,654,513	-	-
	Netherlands	74,794	74,794	-	-
	Peru	494,946	494,946	-	-
	Philippines	2,189,040	381,730	1,807,310	-
	Poland	2,066,204	154,418	1,911,786	-
	Romania	59,389	59,389	-	-
	Russia	2,452,312	192,731	2,259,581	-
	South Africa	10,441,383	1,883,334	8,558,049	-
	South Korea	23,425,813	1,617,914	21,807,899	-
	Taiwan	22,489,838	1,251,227	21,238,611	-
	Thailand	3,841,566	165,262	3,676,304	-
	Turkey	1,618,375	38,916	1,579,459	-

	Total Common Stocks	135,487,147	27,918,429	107,478,974	89,744

	Short-Term Investment	385,013	-	385,013	-

	Total	$140,410,273	$32,437,130	$107,883,399	$89,744

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$1,555,910	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
11,798,900	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price
89,141	2	3	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Methodology Approved by the Trustee Valuation Committee (unobservable inputs)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Germany - 0.0%

Deutsche Bank AG * Exp 04/27/17	39,255	$93,092

Total Rights (Cost $0)		93,092

PREFERRED STOCKS - 0.5%

Germany - 0.5%

Bayerische Motoren Werke AG	2,080	163,612
FUCHS PETROLUB SE	2,285	111,393
Henkel AG & Co KGaA	3,997	512,316
Porsche Automobil Holding SE	6,433	350,524
Sartorius AG	888	77,882
Schaeffler AG	1,998	35,099
Volkswagen AG	7,473	1,089,418

		2,340,244

Total Preferred Stocks (Cost $3,124,951)		2,340,244

COMMON STOCKS - 98.7%

Australia - 6.5%

AGL Energy Ltd	19,545	393,697
Alumina Ltd	88,254	120,750
Amcor Ltd	41,984	482,916
AMP Ltd	186,036	735,981
Ansell Ltd	2,846	52,326
APA Group >>	28,250	193,352
Aristocrat Leisure Ltd	23,175	318,112
ASX Ltd	4,304	165,985
Aurizon Holdings Ltd	79,964	320,649
AusNet Services	53,895	69,378
Australia & New Zealand Banking Group Ltd	82,040	1,991,986
Bank of Queensland Ltd	13,402	124,412
Bendigo & Adelaide Bank Ltd	24,045	222,773
BHP Billiton Ltd	72,341	1,315,605
BHP Billiton Ltd ADR	23,501	853,556
BHP Billiton PLC	570	8,792
BHP Billiton PLC ADR	31,013	966,055
BlueScope Steel Ltd	48,307	452,865
Boral Ltd	51,638	230,212
Brambles Ltd	50,117	357,908
Caltex Australia Ltd	10,463	235,748
Challenger Ltd	13,848	132,726
CIMIC Group Ltd	4,087	112,142
Coca-Cola Amatil Ltd	27,130	224,299
Cochlear Ltd	1,711	176,750
Commonwealth Bank of Australia	53,994	3,540,658
Computershare Ltd	13,846	148,704
Crown Resorts Ltd	12,942	116,751
CSL Ltd	15,179	1,453,325
Domino’s Pizza Enterprises Ltd	2,060	91,453
DUET Group >>	82,416	175,636
Evolution Mining Ltd	25,503	41,000
Fortescue Metals Group Ltd	93,944	447,470
Harvey Norman Holdings Ltd	24,230	83,806
Healthscope Ltd	43,215	74,924
Incitec Pivot Ltd	75,555	216,914
Insurance Australia Group Ltd	65,995	304,939
LendLease Group >>	10,041	119,422
Macquarie Group Ltd	13,737	946,433
Magellan Financial Group Ltd	2,423	43,733
Medibank Pvt Ltd	88,784	191,231

	Shares	Value
National Australia Bank Ltd	75,046	$1,910,848
Newcrest Mining Ltd	21,246	362,148
Oil Search Ltd	43,857	241,803
Orica Ltd	17,594	236,485
Origin Energy Ltd	80,395	432,459
Qantas Airways Ltd	30,322	90,112
QBE Insurance Group Ltd	40,863	402,289
Ramsay Health Care Ltd	5,410	288,798
REA Group Ltd	1,353	61,356
Santos Ltd	75,052	217,794
SEEK Ltd	11,370	138,236
Sonic Healthcare Ltd	9,654	163,099
South32 Ltd	122,342	257,916
South32 Ltd ADR	19,283	202,086
Spark Infrastructure Group >>	56,692	102,669
Suncorp Group Ltd	39,922	402,872
Sydney Airport >>	23,355	120,763
Tabcorp Holdings Ltd	13,139	47,680
Tatts Group Ltd	45,475	153,878
Telstra Corp Ltd	144,842	515,399
The Star Entertainment Group Ltd	34,485	144,084
TPG Telecom Ltd	15,530	82,679
Transurban Group >>	53,469	476,617
Treasury Wine Estates Ltd	30,082	281,015
Vocus Group Ltd	11,360	37,485
Wesfarmers Ltd	28,568	983,537
Westpac Banking Corp	87,106	2,328,545
Westpac Banking Corp ADR	21,072	563,044
Woodside Petroleum Ltd	22,814	558,905
Woolworths Ltd	43,368	878,028

		30,938,003

Austria - 0.2%

ANDRITZ AG	2,698	134,936
Erste Group Bank AG	13,386	435,873
OMV AG	3,585	141,282
Raiffeisen Bank International AG *	2,356	53,132
voestalpine AG	4,653	182,995

		948,218

Belgium - 1.2%

Ageas	7,600	296,785
Anheuser-Busch InBev SA/NV	19,955	2,186,574
Anheuser-Busch InBev SA/NV ADR	9,999	1,097,490
Colruyt SA	3,153	154,844
KBC Group NV	7,767	514,897
Proximus SADP	7,787	244,021
Solvay SA	6,539	797,825
Telenet Group Holding NV *	2,064	122,695
UCB SA	4,505	349,445
Umicore SA	3,613	205,757

		5,970,333

Bermuda - 0.0%

Golar LNG Ltd (NOTC)	834	23,294

Canada - 8.8%

Agnico Eagle Mines Ltd (NYSE)	4,295	182,280
Agnico Eagle Mines Ltd (TSE)	2,500	106,065
Agrium Inc (NYSE)	6,147	587,346
Agrium Inc (TSE)	2,451	233,922
Alimentation Couche-Tard Inc ‘B’	13,950	630,233
AltaGas Ltd	7,979	184,798
ARC Resources Ltd	13,251	189,321
Atco Ltd ‘I’	4,696	182,600
B2Gold Corp *	17,300	49,304
Bank of Montreal (NYSE)	16,042	1,199,781
Bank of Montreal (TSE)	8,630	644,597
Barrick Gold Corp (TSE)	28,041	532,628

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
BCE Inc (TSE)	5,405	$239,310
BlackBerry Ltd (NASDAQ) *	16,276	126,139
BlackBerry Ltd (TSE) *	7,925	61,381
Bombardier Inc ‘B’ *	82,400	126,402
Brookfield Asset Management Inc ‘A’	24,012	874,822
CAE Inc (NYSE)	2,538	38,806
CAE Inc (TSE)	13,000	198,639
Cameco Corp (NYSE)	10,661	118,017
Cameco Corp (TSE)	4,548	50,341
Canadian Imperial Bank of Commerce (NYSE)	3,140	270,699
Canadian Imperial Bank of Commerce (TSE)	9,046	780,016
Canadian National Railway Co (NYSE)	12,903	953,919
Canadian National Railway Co (TSE)	12,412	916,165
Canadian Natural Resources Ltd (NYSE)	5,184	169,983
Canadian Natural Resources Ltd (TSE)	23,001	753,065
Canadian Pacific Railway Ltd (NYSE)	2,251	330,717
Canadian Pacific Railway Ltd (TSE)	2,300	337,861
Canadian Tire Corp Ltd ‘A’	3,525	418,754
Canadian Utilities Ltd ‘A’	3,332	97,616
CCL Industries Inc ‘B’	1,200	261,810
Cenovus Energy Inc (NYSE)	35,035	395,896
CGI Group Inc ‘A’ (NYSE) *	5,993	287,245
CGI Group Inc ‘A’ (TSE) *	3,600	172,495
CI Financial Corp	9,000	178,870
Cineplex Inc	967	36,721
Cogeco Communications Inc	1,500	80,141
Constellation Software Inc	700	343,986
Crescent Point Energy Corp (NYSE)	14,090	152,454
Crescent Point Energy Corp (TSE)	14,010	151,388
Dollarama Inc	4,223	349,977
Eldorado Gold Corp	26,848	91,859
Element Fleet Management Corp	18,700	173,100
Emera Inc	1,500	52,991
Empire Co Ltd ‘A’	13,624	208,174
Enbridge Inc (NYSE)	17,649	738,434
Enbridge Inc (TSE)	15,029	629,594
Enbridge Income Fund Holdings Inc	4,500	112,174
Encana Corp (NYSE)	31,768	372,003
Encana Corp (TSE)	5,389	63,135
Fairfax Financial Holdings Ltd	972	442,346
Finning International Inc	8,356	156,080
First Capital Realty Inc	8,300	125,013
First Quantum Minerals Ltd	31,414	333,782
Fortis Inc	9,792	324,498
Franco-Nevada Corp (NYSE)	1,980	129,710
Franco-Nevada Corp (TSE)	350	22,929
George Weston Ltd	2,100	183,226
Gildan Activewear Inc (NYSE)	4,281	115,758
Gildan Activewear Inc (TSE)	2,800	75,651
Goldcorp Inc (NYSE)	19,756	288,240
Goldcorp Inc (TSE)	12,030	175,495
Great-West Lifeco Inc	7,700	213,366
Husky Energy Inc *	18,819	212,410
IGM Financial Inc	4,900	146,132
Imperial Oil Ltd (ASE)	4,702	143,411
Imperial Oil Ltd (TSE)	3,750	114,261
Industrial Alliance Insurance & Financial Services Inc	5,421	234,923
Intact Financial Corp	2,950	209,806
Inter Pipeline Ltd	11,927	251,392
Keyera Corp	6,200	181,872
Kinross Gold Corp *	62,459	220,275
Linamar Corp	2,622	119,265
Loblaw Cos Ltd	6,355	344,833
Lundin Mining Corp	30,400	171,219
Magna International Inc (NYSE)	10,969	473,422
Magna International Inc (TSE)	6,400	276,194
Manulife Financial Corp (NYSE)	31,969	567,130

	Shares	Value
Manulife Financial Corp (TSE)	27,704	$491,437
Maple Leaf Foods Inc	2,800	67,966
Methanex Corp (NASDAQ)	1,604	75,228
Methanex Corp (TSE)	1,400	65,597
Metro Inc	8,799	270,285
National Bank of Canada	17,220	723,063
Northland Power Inc	5,500	101,575
Onex Corp	2,700	193,793
Open Text Corp (NASDAQ)	6,780	230,588
Open Text Corp (TSE)	2,400	81,573
Pan American Silver Corp	2,796	48,986
Pembina Pipeline Corp (NYSE)	8,007	253,902
Pembina Pipeline Corp (TSE)	2,915	92,370
Peyto Exploration & Development Corp	5,000	102,831
Potash Corp of Saskatchewan Inc (NYSE)	20,986	358,441
Potash Corp of Saskatchewan Inc (TSE)	7,951	135,840
PrairieSky Royalty Ltd	806	17,007
Quebecor Inc ‘B’	4,200	129,520
Restaurant Brands International Inc (TSE)	6,888	383,700
Ritchie Bros Auctioneers Inc (NYSE)	3,578	117,716
Ritchie Bros Auctioneers Inc (TSE)	804	26,462
Rogers Communications Inc ‘B’ (NYSE)	7,198	318,296
Rogers Communications Inc ‘B’ (TSE)	5,500	243,185
Royal Bank of Canada (NYSE)	21,059	1,535,412
Royal Bank of Canada (TSE)	26,354	1,920,096
Saputo Inc	9,400	324,372
Seven Generations Energy Ltd ‘A’ *	5,382	98,344
Shaw Communications Inc ‘B’ (NYSE)	5,413	112,157
Shaw Communications Inc ‘B’ (TSE)	8,335	172,798
Silver Wheaton Corp (NYSE)	5,103	106,347
Silver Wheaton Corp (TSE)	5,710	118,979
SNC-Lavalin Group Inc	4,027	158,009
Stantec Inc (NYSE)	4,283	111,144
Sun Life Financial Inc (NYSE)	8,280	302,634
Sun Life Financial Inc (TSE)	8,561	312,608
Suncor Energy Inc (NYSE)	18,344	564,078
Suncor Energy Inc (TSE)	28,699	881,137
Teck Resources Ltd ‘B’ (NYSE)	16,120	353,028
Teck Resources Ltd ‘B’ (TSE)	8,150	178,217
TELUS Corp	4,800	155,819
The Bank of Nova Scotia (NYSE)	13,695	802,116
The Bank of Nova Scotia (TSE)	22,313	1,305,374
The Jean Coutu Group PJC Inc ‘A’	3,100	48,790
The Toronto-Dominion Bank (NYSE)	20,476	1,025,643
The Toronto-Dominion Bank (TSE)	27,068	1,355,792
Tourmaline Oil Corp *	10,188	227,149
TransCanada Corp (NYSE)	15,735	726,170
TransCanada Corp (TSE)	10,363	478,232
Turquoise Hill Resources Ltd (TSE) *	47,360	144,589
Veresen Inc	12,600	139,279
Vermilion Energy Inc (NYSE)	1,620	60,766
Vermilion Energy Inc (TSE)	1,433	53,738
Waste Connections Inc	4,717	416,134
West Fraser Timber Co Ltd	2,515	105,188
Whitecap Resources Inc	5,400	42,027
WSP Global Inc	5,248	185,358
Yamana Gold Inc	38,177	105,357

		41,846,855

Chile - 0.1%

Antofagasta PLC	23,421	244,530

China - 0.1%

BOC Hong Kong Holdings Ltd	122,500	500,697

Denmark - 1.5%

AP Moller - Maersk AS ‘A’	111	178,887
AP Moller - Maersk AS ‘B’	190	314,703

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Bakkafrost P/F	1,370	$42,375
Carlsberg AS ‘B’	4,949	457,003
Chr Hansen Holding AS	5,470	350,886
Coloplast AS ‘B’	3,293	257,169
Danske Bank AS	20,061	683,998
DSV AS	9,247	478,284
Genmab AS *	1,263	243,039
H Lundbeck AS	2,530	117,426
ISS AS	7,594	287,089
Jyske Bank AS	1,656	83,758
Novo Nordisk AS ‘B’	37,621	1,291,865
Novo Nordisk AS ADR	23,434	803,318
Novozymes AS ‘B’	8,324	329,794
Pandora AS	5,504	609,173
Tryg AS	4,263	77,293
Vestas Wind Systems AS	6,428	522,855
William Demant Holding AS *	2,150	44,928

		7,173,843

Finland - 1.0%

Elisa OYJ	4,081	144,268
Fortum OYJ	22,793	360,769
Kone OYJ ‘B’	10,815	475,085
Neste OYJ	8,132	317,984
Nokia OYJ (OMXH)	112,204	603,079
Nokia OYJ (XPAR)	20,544	110,238
Nokia OYJ ADR	17,556	95,153
Orion OYJ ‘A’	326	16,937
Orion OYJ ‘B’	2,876	150,025
Sampo OYJ ‘A’	12,745	604,760
Stora Enso OYJ ‘R’	38,967	460,753
UPM-Kymmene OYJ	38,095	894,434
Wartsila OYJ Abp	5,915	316,233

		4,549,718

France - 8.6%

Accor SA	4,238	176,276
Aeroports de Paris	1,553	191,866
Air Liquide SA	12,671	1,446,757
Airbus SE	19,141	1,459,725
Alstom SA *	4,124	123,117
Arkema SA	4,089	402,524
Atos SE	4,456	550,675
AXA SA	54,291	1,402,650
BioMerieux	166	28,087
BNP Paribas SA	33,246	2,212,323
Bollore SA	31,371	121,426
Bouygues SA	12,432	505,297
Bureau Veritas SA	8,294	174,826
Capgemini SA	4,304	397,283
Carrefour SA	30,552	719,840
Casino Guichard Perrachon SA	2,348	131,190
Christian Dior SE	1,936	449,398
Cie de Saint-Gobain	12,878	660,729
Cie Generale des Etablissements Michelin	10,086	1,225,628
CNP Assurances	7,205	146,517
Credit Agricole SA	44,017	594,963
Danone SA	17,540	1,193,157
Dassault Aviation SA	45	57,149
Dassault Systemes SE	4,303	372,174
Eiffage SA	3,027	236,891
Electricite de France SA	24,963	209,749
Engie SA	44,077	622,879
Essilor International SA	6,263	760,397
Faurecia	2,947	139,920
Groupe Eurotunnel SE	11,079	111,365
Hermes International	973	460,603
Iliad SA	809	180,676
Imerys SA	1,087	92,191
Ingenico Group SA	1,563	147,416

	Shares	Value
Ipsen SA	756	$75,586
JCDecaux SA	2,322	81,555
Kering	1,900	491,083
L’Oreal SA	7,550	1,452,148
Legrand SA	7,595	457,200
LVMH Moet Hennessy Louis Vuitton SE	9,411	2,068,465
Natixis SA	35,830	220,575
Orange SA	74,972	1,163,983
Orange SA ADR	5,000	77,700
Pernod Ricard SA	4,932	583,064
Peugeot SA *	43,482	873,879
Publicis Groupe SA	6,839	477,500
Renault SA	7,469	648,848
Safran SA	10,480	782,163
Sanofi	30,629	2,768,714
Sartorius Stedim Biotech	804	54,151
Schneider Electric SE (LI)	219	15,933
Schneider Electric SE (XPAR)	13,766	1,011,370
SCOR SE	7,049	266,403
SEB SA	895	125,011
SFR Group SA *	2,897	90,978
Societe BIC SA	847	105,524
Societe Generale SA	23,414	1,186,278
Sodexo SA	3,285	385,976
Suez	13,474	212,648
Teleperformance	2,811	303,501
Thales SA	4,513	435,938
TOTAL SA	63,665	3,219,119
TOTAL SA ADR	6,823	344,016
Valeo SA	9,944	661,492
Veolia Environnement SA	11,918	223,485
Vinci SA	16,813	1,335,097
Vivendi SA	46,003	892,396
Zodiac Aerospace	6,374	159,328

		40,956,771

Germany - 7.6%

adidas AG	5,105	971,134
Allianz SE	12,628	2,341,814
Axel Springer SE	2,220	122,542
BASF SE	29,715	2,942,190
Bayer AG	26,589	3,063,410
Bayerische Motoren Werke AG	13,627	1,243,351
Beiersdorf AG	2,224	210,455
Brenntag AG	5,538	310,386
Commerzbank AG	44,107	399,623
Continental AG	3,468	760,360
Covestro AG ~	1,737	133,816
Daimler AG (XETR)	30,055	2,218,044
Deutsche Bank AG (NYSE) *	24,078	413,179
Deutsche Bank AG (XETR) *	15,177	260,908
Deutsche Boerse AG *	4,803	440,189
Deutsche Lufthansa AG	22,554	365,890
Deutsche Post AG	31,875	1,090,874
Deutsche Telekom AG	105,352	1,846,044
Deutsche Telekom AG ADR	11,200	196,560
Deutsche Wohnen AG	11,153	367,285
E.ON SE	109,593	871,275
Evonik Industries AG	6,940	226,205
Fielmann AG	616	47,584
Fraport AG Frankfurt Airport Services Worldwide	1,449	102,456
Fresenius Medical Care AG & Co KGaA	4,030	339,816
Fresenius Medical Care AG & Co KGaA ADR	4,434	186,804
Fresenius SE & Co KGaA	13,080	1,051,056
FUCHS PETROLUB SE	1,176	49,913
GEA Group AG	5,093	216,368
Hannover Rueck SE	2,161	249,015
HeidelbergCement AG	6,449	603,937
Henkel AG & Co KGaA	2,569	285,693

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
HOCHTIEF AG	1,132	$187,072
Infineon Technologies AG	28,363	580,515
KION Group AG	3,316	216,446
LANXESS AG	5,021	336,821
LEG Immobilien AG *	1,659	135,988
Linde AG	4,906	817,442
MAN SE	926	95,450
Merck KGaA	3,652	416,157
METRO AG	7,789	248,879
MTU Aero Engines AG	1,553	201,900
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,346	850,739
OSRAM Licht AG	2,683	168,254
ProSiebenSat.1 Media SE	7,048	312,090
Rational AG	81	37,782
RWE AG *	31,571	523,193
SAP SE	17,858	1,752,012
SAP SE ADR	6,224	611,010
Siemens AG	18,835	2,579,871
Symrise AG	3,473	230,959
Talanx AG	2,345	82,678
Telefonica Deutschland Holding AG	25,888	128,347
thyssenkrupp AG	12,503	306,295
TUI AG	19,296	267,216
Uniper SE *	8,951	150,436
United Internet AG	3,874	171,353
Volkswagen AG	1,609	240,399
Vonovia SE	11,297	398,014
Wacker Chemie AG	216	22,269
Wirecard AG	1,190	65,818
Zalando SE * ~	1,063	42,964

		36,106,545

Hong Kong - 2.8%

AIA Group Ltd	322,200	2,033,712
ASM Pacific Technology Ltd	6,400	87,046
Cathay Pacific Airways Ltd	86,000	124,850
Cheung Kong Infrastructure Holdings Ltd	19,000	149,212
Cheung Kong Property Holdings Ltd	74,280	501,080
Chinese Estates Holdings Ltd	5,500	8,471
Chow Tai Fook Jewellery Group Ltd	31,200	30,306
CK Hutchison Holdings Ltd	86,780	1,068,429
CLP Holdings Ltd	47,000	492,018
Dairy Farm International Holdings Ltd	8,700	79,016
First Pacific Co Ltd	44,000	31,981
Galaxy Entertainment Group Ltd	77,000	421,741
Haitong International Securities Group Ltd	74,000	43,525
Hang Lung Group Ltd	48,000	204,739
Hang Lung Properties Ltd	99,000	257,367
Hang Seng Bank Ltd	23,300	472,675
Henderson Land Development Co Ltd	49,052	304,152
HK Electric Investments & HK Electric Investments Ltd ~ >>	72,500	66,819
HKT Trust & HKT Ltd >>	142,000	183,084
Hong Kong & China Gas Co Ltd	219,511	439,177
Hong Kong Exchanges & Clearing Ltd	38,524	972,113
Hongkong Land Holdings Ltd	27,000	207,501
Hopewell Holdings Ltd	4,500	16,916
Hutchison Port Holdings Trust	211,000	87,578
Hysan Development Co Ltd	29,000	131,569
Kerry Properties Ltd	22,000	76,310
Kingston Financial Group Ltd	120,000	39,086
Li & Fung Ltd	404,000	175,271
Melco Crown Entertainment Ltd ADR	5,670	105,122
MTR Corp Ltd	37,090	208,387
New World Development Co Ltd	286,025	352,433
NWS Holdings Ltd	60,000	109,544
Orient Overseas International Ltd	3,500	18,695
PCCW Ltd	180,000	106,186
Power Assets Holdings Ltd	37,500	323,468

	Shares	Value
Sands China Ltd	72,800	$337,471
Shangri-La Asia Ltd (XHKG)	56,666	82,515
Sino Land Co Ltd	133,609	234,303
SJM Holdings Ltd	73,000	59,415
Sun Hung Kai Properties Ltd	41,492	609,943
Swire Pacific Ltd ‘A’	27,000	269,872
Swire Pacific Ltd ‘B’	40,000	69,405
Swire Properties Ltd	19,200	61,535
Techtronic Industries Co Ltd	50,500	204,438
The Bank of East Asia Ltd	41,193	170,429
The Wharf Holdings Ltd	41,000	352,355
WH Group Ltd ~	465,500	401,410
Wheelock & Co Ltd	35,000	276,860
Xinyi Glass Holdings Ltd	16,000	14,093
Yue Yuen Industrial Holdings Ltd	43,500	170,940

		13,244,563

Ireland - 0.6%

Bank of Ireland *	1,367,028	341,966
CRH PLC	1,776	62,585
CRH PLC ADR	22,373	786,858
Glanbia PLC	8,299	160,290
James Hardie Industries PLC CDI	14,694	230,863
Kerry Group PLC ‘A’	6,215	488,643
Paddy Power Betfair PLC	2,924	314,433
Smurfit Kappa Group PLC	12,348	326,291

		2,711,929

Israel - 0.5%

Azrieli Group Ltd	1,350	71,738
Bank Hapoalim BM	58,667	357,528
Bank Leumi Le-Israel BM *	98,813	436,238
Bezeq The Israeli Telecommunication Corp Ltd	72,852	130,838
Delek Group Ltd	297	71,265
Elbit Systems Ltd (TLV)	906	103,631
Frutarom Industries Ltd	670	37,446
Israel Chemicals Ltd	27,171	115,228
Melisron Ltd	708	39,450
Mizrahi Tefahot Bank Ltd	9,252	156,818
Nice Ltd ADR	800	54,384
Teva Pharmaceutical Industries Ltd	275	8,993
Teva Pharmaceutical Industries Ltd ADR	21,778	698,856

		2,282,413

Italy - 1.8%

Assicurazioni Generali SPA	50,167	795,956
Atlantia SPA	13,447	346,880
Banca Mediolanum SPA	9,889	72,349
Davide Campari-Milano SPA	10,159	117,840
Enel SPA	213,230	1,003,346
Eni SPA	56,574	926,302
Eni SPA ADR	5,807	190,063
Ferrari NV	4,421	329,502
Intesa Sanpaolo SPA	335,751	913,277
Leonardo SPA *	21,305	302,116
Luxottica Group SPA	4,744	261,805
Luxottica Group SPA ADR	1,300	71,565
Mediobanca SPA	23,557	212,397
Poste Italiane SPA ~	18,503	123,245
PRADA SPA	17,300	72,768
Prysmian SPA	2,479	65,538
Recordati SPA	2,349	79,613
Snam SPA	47,860	206,848
Telecom Italia SPA *	505,661	455,189
Telecom Italia SPA ADR *	2,600	23,426
Terna Rete Elettrica Nazionale SPA	53,975	267,579
UniCredit SPA	103,717	1,598,829
UnipolSai Assicurazioni SPA	57,578	127,185

		8,563,618

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Japan - 22.5%

ABC-Mart Inc	300	$17,583
Acom Co Ltd *	10,400	41,628
Advantest Corp	3,700	69,148
Aeon Co Ltd	29,500	431,955
AEON Financial Service Co Ltd	4,900	92,522
Aeon Mall Co Ltd	2,370	37,394
Ain Holdings Inc	700	47,259
Air Water Inc	12,000	221,877
Aisin Seiki Co Ltd	9,700	477,745
Ajinomoto Co Inc	19,000	375,948
Alfresa Holdings Corp	5,700	99,089
Alps Electric Co Ltd	9,300	263,699
Amada Holdings Co Ltd	10,800	123,628
ANA Holdings Inc	43,000	131,516
Aoyama Trading Co Ltd	2,100	72,219
Aozora Bank Ltd	31,000	114,443
Asahi Glass Co Ltd	54,000	438,133
Asahi Group Holdings Ltd	12,100	458,158
Asahi Intecc Co Ltd	1,000	41,615
Asahi Kasei Corp	57,000	553,836
Asics Corp	5,600	90,102
Astellas Pharma Inc	70,300	927,181
Azbil Corp	1,600	53,887
Bandai Namco Holdings Inc	6,200	185,849
Benesse Holdings Inc	3,500	109,557
Bridgestone Corp	23,800	966,117
Brother Industries Ltd	13,800	288,588
Calbee Inc	2,100	71,728
Canon Inc	19,400	605,836
Canon Inc ADR	8,682	271,486
Canon Marketing Japan Inc	3,800	75,677
Casio Computer Co Ltd	12,800	178,458
Central Japan Railway Co	4,000	653,359
Chiyoda Corp	2,000	12,936
Chubu Electric Power Co Inc	17,400	233,733
Chugai Pharmaceutical Co Ltd	4,900	168,674
Citizen Watch Co Ltd	13,200	84,642
Coca-Cola East Japan Co Ltd *	2,100	50,788
Coca-Cola West Co Ltd	2,500	80,775
COMSYS Holdings Corp	2,800	50,219
Concordia Financial Group Ltd	45,000	208,624
Cosmos Pharmaceutical Corp	300	58,740
Credit Saison Co Ltd	6,300	112,902
CyberAgent Inc	5,200	154,191
Dai Nippon Printing Co Ltd	29,000	313,820
Dai-ichi Life Holdings Inc	33,300	596,050
Daicel Corp	15,400	185,962
Daido Steel Co Ltd	6,000	28,740
Daifuku Co Ltd	3,600	90,041
Daiichi Sankyo Co Ltd	15,600	351,953
Daiichikosho Co Ltd	2,400	96,625
Daikin Industries Ltd	8,100	816,789
Daito Trust Construction Co Ltd	2,300	316,242
Daiwa House Industry Co Ltd	19,100	549,010
Daiwa Securities Group Inc	49,000	298,972
DeNA Co Ltd	3,100	63,110
Denka Co Ltd	21,000	109,225
Denso Corp	12,000	529,465
Dentsu Inc	5,100	277,755
DIC Corp	7,600	281,033
Disco Corp	900	137,425
DMG Mori Co Ltd	1,800	28,223
Don Quijote Holdings Co Ltd	3,600	125,303
Dowa Holdings Co Ltd	16,000	115,117
East Japan Railway Co	9,200	803,358
Ebara Corp	4,200	137,391
Eisai Co Ltd	6,400	332,366
Electric Power Development Co Ltd	4,800	112,795

	Shares	Value
Ezaki Glico Co Ltd	1,700	$82,679
FamilyMart UNY Holdings Co Ltd	2,917	174,049
FANUC Corp	4,800	988,182
Fast Retailing Co Ltd	1,600	503,493
FP Corp	600	28,059
Fuji Electric Co Ltd	29,000	172,698
Fuji Heavy Industries Ltd	21,000	770,244
FUJIFILM Holdings Corp	10,800	423,337
Fujitsu General Ltd	3,000	59,596
Fujitsu Ltd	88,000	540,178
Fukuoka Financial Group Inc	33,000	143,343
Furukawa Electric Co Ltd	3,700	133,110
Glory Ltd	1,700	55,895
GungHo Online Entertainment Inc	7,100	15,851
H2O Retailing Corp	1,700	27,326
Hakuhodo DY Holdings Inc	4,200	49,959
Hamamatsu Photonics KK	4,300	124,109
Hankyu Hanshin Holdings Inc	8,400	274,100
Haseko Corp	16,600	179,969
Heiwa Corp	2,000	49,849
Hikari Tsushin Inc	700	68,349
Hino Motors Ltd	15,100	183,073
Hirose Electric Co Ltd	720	99,749
Hisamitsu Pharmaceutical Co Inc	1,300	74,428
Hitachi Capital Corp	3,900	94,532
Hitachi Chemical Co Ltd	4,300	119,448
Hitachi Construction Machinery Co Ltd	3,600	90,080
Hitachi High-Technologies Corp	2,200	89,869
Hitachi Ltd	167,000	906,768
Hitachi Ltd ADR	3,200	173,840
Hitachi Metals Ltd	9,100	127,998
Hitachi Transport System Ltd	1,500	31,168
Hokuhoku Financial Group Inc	4,200	65,937
Hokuriku Electric Power Co	6,600	64,203
Honda Motor Co Ltd	44,000	1,328,318
Honda Motor Co Ltd ADR	10,236	309,741
Horiba Ltd	900	48,399
Hoshizaki Corp	1,600	126,467
House Foods Group Inc	900	19,662
Hoya Corp	13,450	649,780
Hulic Co Ltd	10,300	97,224
Ibiden Co Ltd	6,400	99,641
Idemitsu Kosan Co Ltd	4,600	160,123
IHI Corp *	80,000	253,055
Iida Group Holdings Co Ltd	8,000	123,109
Inpex Corp	7,300	71,985
Isetan Mitsukoshi Holdings Ltd	14,600	160,473
Isuzu Motors Ltd	28,900	382,760
Ito En Ltd	2,500	91,406
ITOCHU Corp	39,500	562,336
Itochu Techno-Solutions Corp	2,200	64,922
Izumi Co Ltd	1,500	67,362
J Front Retailing Co Ltd	11,100	164,881
Japan Airlines Co Ltd	3,600	114,300
Japan Airport Terminal Co Ltd	1,100	38,375
Japan Exchange Group Inc	17,300	246,772
Japan Tobacco Inc	37,300	1,214,023
JFE Holdings Inc	15,600	268,315
JGC Corp	7,000	121,908
JSR Corp	5,600	94,752
JTEKT Corp	12,600	196,017
JX Holdings Inc	76,800	378,128
K’s Holdings Corp	2,400	44,150
Kagome Co Ltd	2,300	59,894
Kajima Corp	54,333	355,395
Kakaku.com Inc	4,800	65,527
Kaken Pharmaceutical Co Ltd	1,600	90,584
Kamigumi Co Ltd	8,000	69,332
Kaneka Corp	15,000	112,188
Kansai Paint Co Ltd	5,300	113,109

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Kao Corp	16,500	$906,123
Kawasaki Heavy Industries Ltd	84,000	255,179
Kawasaki Kisen Kaisha Ltd *	23,000	61,315
KDDI Corp	61,800	1,625,388
Keihan Holdings Co Ltd	30,000	183,777
Keikyu Corp	18,000	198,015
Keio Corp	18,000	142,999
Keisei Electric Railway Co Ltd	3,000	69,828
Kewpie Corp	3,200	90,976
Keyence Corp	2,280	914,674
Kikkoman Corp	3,000	89,660
Kinden Corp	6,200	86,818
Kintetsu Group Holdings Co Ltd	43,000	155,459
Kirin Holdings Co Ltd	28,100	531,549
Kobayashi Pharmaceutical Co Ltd	1,400	68,000
Kobe Steel Ltd *	18,700	171,112
Koito Manufacturing Co Ltd	3,600	187,626
Komatsu Ltd	25,100	657,451
Konami Holdings Corp	2,400	101,939
Konica Minolta Inc	22,900	205,404
Kose Corp	1,200	109,057
Kubota Corp	23,300	351,212
Kubota Corp ADR	1,400	105,490
Kuraray Co Ltd	13,300	202,328
Kurita Water Industries Ltd	3,700	89,845
Kyocera Corp	2,600	145,255
Kyocera Corp ADR	1,346	75,551
Kyowa Hakko Kirin Co Ltd	6,800	108,052
Kyudenko Corp	600	16,358
Kyushu Electric Power Co Inc	9,600	102,586
Kyushu Financial Group Inc	10,200	62,473
Lawson Inc	1,100	74,795
Lion Corp	7,000	126,154
LIXIL Group Corp	11,300	287,197
M3 Inc	6,800	169,473
Mabuchi Motor Co Ltd	1,100	62,094
Makita Corp	6,800	238,488
Makita Corp ADR	200	14,008
Marubeni Corp	49,800	307,612
Marui Group Co Ltd	4,800	65,406
Maruichi Steel Tube Ltd	1,600	45,661
Matsui Securities Co Ltd	3,100	24,296
Matsumotokiyoshi Holdings Co Ltd	2,300	109,565
Mazda Motor Corp	45,100	651,014
McDonald’s Holdings Co Japan Ltd	800	23,363
Mebuki Financial Group Inc	32,760	130,909
Medipal Holdings Corp	6,500	102,129
Megmilk Snow Brand Co Ltd	1,600	44,110
MEIJI Holdings Co Ltd	4,300	358,811
MINEBEA MITSUMI Inc	18,000	240,664
Miraca Holdings Inc	3,000	137,748
MISUMI Group Inc	8,600	156,127
Mitsubishi Chemical Holdings Corp	72,400	562,108
Mitsubishi Corp	42,500	921,084
Mitsubishi Electric Corp	59,000	850,089
Mitsubishi Estate Co Ltd	32,000	583,253
Mitsubishi Gas Chemical Co Inc	8,000	166,627
Mitsubishi Heavy Industries Ltd	119,000	478,827
Mitsubishi Logistics Corp	3,000	41,415
Mitsubishi Materials Corp	6,800	206,400
Mitsubishi Motors Corp	23,300	139,772
Mitsubishi Tanabe Pharma Corp	7,400	154,505
Mitsubishi UFJ Financial Group Inc	298,900	1,882,821
Mitsubishi UFJ Financial Group Inc ADR	67,980	430,993
Mitsubishi UFJ Lease & Finance Co Ltd	42,600	212,890
Mitsui & Co Ltd	40,700	591,046
Mitsui & Co Ltd ADR	300	87,441
Mitsui Chemicals Inc	66,000	326,981
Mitsui Fudosan Co Ltd	22,000	469,740
Mitsui OSK Lines Ltd	46,000	144,562

	Shares	Value
Miura Co Ltd	1,300	$20,954
Mizuho Financial Group Inc	518,000	950,829
Mizuho Financial Group Inc ADR	78,132	288,307
MonotaRO Co Ltd	1,200	37,189
Morinaga & Co Ltd	400	17,758
MS&AD Insurance Group Holdings Inc	15,100	482,303
Murata Manufacturing Co Ltd	6,700	954,519
Nabtesco Corp	5,600	149,017
Nagoya Railroad Co Ltd	25,000	112,742
Nankai Electric Railway Co Ltd	21,000	102,383
NEC Corp	207,000	499,711
Nexon Co Ltd	3,300	52,477
NGK Insulators Ltd	9,300	210,985
NGK Spark Plug Co Ltd	8,800	201,796
NH Foods Ltd	7,000	188,052
NHK Spring Co Ltd	13,300	147,256
Nichirei Corp	6,600	163,688
Nidec Corp	6,000	573,027
Nidec Corp ADR	6,032	144,255
Nifco Inc	2,200	110,566
Nihon Kohden Corp	2,500	56,123
Nihon M&A Center Inc	2,600	84,841
Nikon Corp	12,400	180,195
Nintendo Co Ltd	2,500	580,097
Nippo Corp	3,000	57,032
Nippon Electric Glass Co Ltd	21,000	127,211
Nippon Express Co Ltd	27,000	138,976
Nippon Kayaku Co Ltd	3,000	40,768
Nippon Paint Holdings Co Ltd	3,600	125,736
Nippon Paper Industries Co Ltd	3,900	70,204
Nippon Shinyaku Co Ltd	1,100	56,172
Nippon Shokubai Co Ltd	1,000	68,239
Nippon Steel & Sumitomo Metal Corp	23,563	544,385
Nippon Telegraph & Telephone Corp	15,900	679,778
Nippon Yusen KK *	96,000	202,677
Nipro Corp	9,300	131,341
Nishi-Nippon Railroad Co Ltd	10,000	42,269
Nissan Chemical Industries Ltd	4,000	116,688
Nissan Motor Co Ltd	102,600	989,308
Nisshin Seifun Group Inc	4,840	72,358
Nisshinbo Holdings Inc	4,000	40,120
Nissin Foods Holdings Co Ltd	1,000	55,554
Nitori Holdings Co Ltd	2,500	317,498
Nitto Denko Corp	4,600	355,856
NOK Corp	4,200	98,101
Nomura Holdings Inc	81,400	503,894
Nomura Holdings Inc ADR	19,971	125,218
Nomura Real Estate Holdings Inc	7,900	126,070
Nomura Research Institute Ltd	5,082	187,347
NSK Ltd	27,500	393,946
NTN Corp	26,000	129,810
NTT Data Corp	4,500	213,690
NTT DOCOMO Inc	32,300	754,278
NTT DOCOMO Inc ADR	11,400	266,190
NTT Urban Development Corp	4,100	35,760
Obayashi Corp	35,000	328,188
Obic Co Ltd	1,600	76,439
Odakyu Electric Railway Co Ltd	7,500	146,269
Oji Holdings Corp	58,000	272,011
Olympus Corp	8,800	339,650
Omron Corp	6,900	303,178
Ono Pharmaceutical Co Ltd	9,200	190,787
Oracle Corp Japan	1,100	63,062
Orient Corp	20,800	37,680
Oriental Land Co Ltd	6,100	350,658
Osaka Gas Co Ltd	44,000	167,771
Otsuka Corp	2,300	124,971
Otsuka Holdings Co Ltd	9,100	411,870
Panasonic Corp	63,600	719,774
Panasonic Corp ADR	13,000	148,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Park24 Co Ltd	3,000	$78,823
PeptiDream Inc *	900	42,502
Pigeon Corp	2,500	80,217
Pilot Corp	500	20,521
Pola Orbis Holdings Inc	800	19,330
Rakuten Inc	22,800	229,086
Recruit Holdings Co Ltd	11,800	603,518
Relo Group Inc	2,000	33,252
Resona Holdings Inc	79,500	427,382
Resorttrust Inc	2,100	37,032
Ricoh Co Ltd	34,600	285,415
Rinnai Corp	1,100	87,628
Rohm Co Ltd	3,500	233,012
Rohto Pharmaceutical Co Ltd	4,000	75,108
Ryohin Keikaku Co Ltd	800	175,860
Sankyo Co Ltd	1,700	56,941
Santen Pharmaceutical Co Ltd	9,200	133,632
Sanwa Holdings Corp	6,500	61,011
Sapporo Holdings Ltd	3,700	100,024
Sawai Pharmaceutical Co Ltd	1,500	81,438
SBI Holdings Inc	12,620	176,338
SCREEN Holdings Co Ltd	1,200	88,549
SCSK Corp	2,100	83,400
Secom Co Ltd	6,300	452,701
Sega Sammy Holdings Inc	6,800	91,460
Seibu Holdings Inc	5,400	89,326
Seiko Epson Corp	15,700	331,254
Seino Holdings Co Ltd	4,800	54,052
Sekisui Chemical Co Ltd	19,400	327,046
Sekisui House Ltd	15,900	262,172
Seven & i Holdings Co Ltd	23,400	919,237
Seven Bank Ltd	19,300	63,204
Sharp Corp *	29,000	121,991
Shikoku Electric Power Co Inc	8,700	95,840
Shimadzu Corp	6,000	95,489
Shimamura Co Ltd	700	92,795
Shimano Inc	2,300	336,877
Shimizu Corp	24,000	215,516
Shin-Etsu Chemical Co Ltd	9,800	851,809
Shinsei Bank Ltd	85,000	156,623
Shionogi & Co Ltd	8,900	460,731
Shiseido Co Ltd	9,500	250,046
Showa Denko KK *	7,900	141,000
Showa Shell Sekiyu KK	11,900	120,768
Skylark Co Ltd	4,000	58,643
SMC Corp	1,400	415,050
SoftBank Group Corp	31,000	2,198,369
Sohgo Security Services Co Ltd	3,000	112,373
Sojitz Corp	41,800	105,040
Sompo Holdings Inc	11,550	424,329
Sony Corp	15,700	529,851
Sony Corp ADR	23,042	777,207
Sony Financial Holdings Inc	8,100	130,083
Sotetsu Holdings Inc	12,000	55,782
Square Enix Holdings Co Ltd	3,800	107,870
Stanley Electric Co Ltd	4,600	131,511
Start Today Co Ltd	5,400	120,008
Sugi Holdings Co Ltd	1,100	50,549
Sumco Corp	7,800	130,293
Sumitomo Chemical Co Ltd	132,000	739,345
Sumitomo Corp	30,800	415,518
Sumitomo Dainippon Pharma Co Ltd	4,800	79,427
Sumitomo Electric Industries Ltd	21,900	364,052
Sumitomo Forestry Co Ltd	8,100	123,460
Sumitomo Heavy Industries Ltd	28,000	195,756
Sumitomo Metal Mining Co Ltd	18,000	257,420
Sumitomo Mitsui Financial Group Inc	35,400	1,288,516
Sumitomo Mitsui Financial Group Inc ADR	12,900	93,525
Sumitomo Mitsui Trust Holdings Inc	10,100	349,984
Sumitomo Realty & Development Co Ltd	9,000	233,752

	Shares	Value
Sumitomo Rubber Industries Ltd	13,600	$232,044
Sundrug Co Ltd	2,000	67,290
Suntory Beverage & Food Ltd	4,600	194,328
Suruga Bank Ltd	4,000	84,429
Suzuken Co Ltd	3,800	124,872
Suzuki Motor Corp	12,000	498,404
Sysmex Corp	4,600	279,869
T&D Holdings Inc	31,200	452,233
Taiheiyo Cement Corp	91,000	305,367
Taisei Corp	48,000	351,030
Taiyo Nippon Sanso Corp	10,000	117,058
Takara Holdings Inc	5,900	63,806
Takashimaya Co Ltd	18,000	157,777
Takeda Pharmaceutical Co Ltd	20,100	946,250
TDK Corp	7,800	495,261
Teijin Ltd	12,400	234,142
Temp Holdings Co Ltd	3,700	69,375
Terumo Corp	9,500	330,248
The Bank of Kyoto Ltd	16,000	116,785
The Chiba Bank Ltd	31,000	199,475
The Chugoku Bank Ltd	7,900	115,298
The Chugoku Electric Power Co Inc	6,800	75,444
The Gunma Bank Ltd	16,000	83,471
The Hachijuni Bank Ltd	19,000	107,210
The Hiroshima Bank Ltd	21,000	89,318
The Iyo Bank Ltd	6,100	41,160
The Kansai Electric Power Co Inc	19,000	233,789
The Shizuoka Bank Ltd	20,000	163,098
The Yokohama Rubber Co Ltd	7,100	139,152
THK Co Ltd	5,500	138,746
TIS Inc	3,000	76,657
Tobu Railway Co Ltd	22,000	111,736
Toho Co Ltd	2,100	55,739
Toho Gas Co Ltd	13,000	92,205
Tohoku Electric Power Co Inc	11,300	153,497
Tokio Marine Holdings Inc	20,500	866,419
Tokyo Century Corp	2,400	81,819
Tokyo Electric Power Co Holdings Inc *	32,700	128,177
Tokyo Electron Ltd	4,200	459,801
Tokyo Gas Co Ltd	64,000	292,294
Tokyo Tatemono Co Ltd	6,900	91,228
Tokyu Corp	30,000	213,154
Tokyu Fudosan Holdings Corp	28,900	157,303
TonenGeneral Sekiyu KK *	11,000	137,743
Toppan Printing Co Ltd	23,000	235,086
Toray Industries Inc	45,000	400,503
Toshiba Corp *	94,000	202,619
Tosoh Corp	39,000	343,142
TOTO Ltd	7,000	264,804
Toyo Seikan Group Holdings Ltd	5,600	91,126
Toyo Suisan Kaisha Ltd	2,000	74,615
Toyo Tire & Rubber Co Ltd	2,800	50,415
Toyoda Gosei Co Ltd	4,500	114,773
Toyota Boshoku Corp	4,600	106,989
Toyota Motor Corp	51,432	2,791,617
Toyota Motor Corp ADR	18,708	2,032,063
Toyota Tsusho Corp	16,400	497,784
Trend Micro Inc	4,600	204,748
Tsumura & Co	2,200	69,148
Tsuruha Holdings Inc	1,100	102,025
Ube Industries Ltd	64,000	144,535
Ulvac Inc	900	42,066
Unicharm Corp	13,200	317,229
USS Co Ltd	8,500	142,362
Welcia Holdings Co Ltd	1,600	44,817
West Japan Railway Co	4,400	286,940
Yahoo Japan Corp	55,800	258,714
Yakult Honsha Co Ltd	1,700	94,613
Yamada Denki Co Ltd	29,000	144,974
Yamaguchi Financial Group Inc	10,000	108,477

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Yamaha Corp	4,600	$127,258
Yamaha Motor Co Ltd	16,100	387,635
Yamato Holdings Co Ltd	10,300	215,829
Yamazaki Baking Co Ltd	5,000	102,948
Yaskawa Electric Corp	10,800	217,494
Yokogawa Electric Corp	8,800	138,783
Zenkoku Hosho Co Ltd	1,800	61,493
Zensho Holdings Co Ltd	2,100	35,242
Zeon Corp	6,000	68,556

		106,771,416

Jordan - 0.0%

Hikma Pharmaceuticals PLC	7,077	175,787

Luxembourg - 0.3%

ArcelorMittal *	16,891	141,312
ArcelorMittal ‘NY’ *	40,955	341,974
Eurofins Scientific SE	238	103,501
L’Occitane International SA	7,500	15,278
Millicom International Cellular SA SDR	4,543	253,321
RTL Group SA *	1,445	116,264
SES SA ‘A’ FDR	13,310	309,444
Tenaris SA	6,200	107,213
Tenaris SA ADR	2,949	100,679

		1,488,986

Macau - 0.0%

MGM China Holdings Ltd	21,200	44,208
Wynn Macau Ltd	68,400	139,312

		183,520

Mexico - 0.0%

Fresnillo PLC	5,039	98,182

Netherlands - 3.3%

ABN AMRO Group NV CVA ~	10,905	264,430
Aegon NV	29,578	150,666
Aegon NV ‘NY’	43,292	222,088
Akzo Nobel NV	11,773	974,613
Altice NV ‘A’ *	11,187	253,036
Altice NV ‘B’ *	1,590	35,915
ASML Holding NV	3,752	497,863
ASML Holding NV ‘NY’	5,515	732,392
Boskalis Westminster	3,870	133,331
Gemalto NV (AMS)	2,743	153,021
GrandVision NV ~	1,968	48,152
Heineken NV	6,855	583,349
ING Groep NV	63,949	965,902
ING Groep NV ADR	43,062	649,806
Koninklijke Ahold Delhaize NV	36,151	772,540
Koninklijke Ahold Delhaize NV ADR	976	20,925
Koninklijke DSM NV	6,599	446,285
Koninklijke KPN NV	178,535	536,751
Koninklijke Philips NV	9,808	315,075
Koninklijke Philips NV ‘NY’	21,242	682,081
Koninklijke Vopak NV	4,331	188,625
NN Group NV	13,400	435,193
Randstad Holding NV	5,170	298,040
Royal Dutch Shell PLC ‘A’	26,621	701,683
Royal Dutch Shell PLC ‘A’ ADR	42,581	2,245,296
Royal Dutch Shell PLC ‘B’	20,324	558,695
Royal Dutch Shell PLC ‘B’ ADR	42,990	2,400,132
Wolters Kluwer NV	15,308	635,318

		15,901,203

New Zealand - 0.2%

Auckland International Airport Ltd	32,298	152,933
Contact Energy Ltd	10,989	38,966

	Shares	Value
Fisher & Paykel Healthcare Corp Ltd	13,184	$89,590
Fletcher Building Ltd (NZX)	28,007	163,156
Mercury NZ Ltd	2,927	6,463
Meridian Energy Ltd	31,288	61,397
Ryman Healthcare Ltd	10,920	64,348
Spark New Zealand Ltd (NZX)	74,778	183,305

		760,158

Norway - 0.7%

Aker ASA ‘A’	636	24,633
Aker BP ASA	6,309	101,253
DNB ASA	30,105	478,024
Gjensidige Forsikring ASA	6,612	100,728
Leroy Seafood Group ASA	1,500	65,690
Marine Harvest ASA *	12,980	198,002
Norsk Hydro ASA	38,030	221,629
Orkla ASA	20,522	183,838
Salmar ASA	1,238	26,696
Schibsted ASA ‘A’	3,309	85,181
Schibsted ASA ‘B’	1,909	43,740
Statoil ASA	44,533	765,458
Storebrand ASA *	17,962	119,451
Telenor ASA	24,500	407,568
TGS Nopec Geophysical Co ASA	6,650	141,212
Yara International ASA	5,618	216,393

		3,179,496

Portugal - 0.2%

EDP - Energias de Portugal SA	95,163	321,761
Galp Energia SGPS SA	17,250	261,637
Jeronimo Martins SGPS SA	9,872	176,406

		759,804

Singapore - 1.1%

CapitaLand Ltd	79,700	206,871
City Developments Ltd	28,000	204,052
ComfortDelGro Corp Ltd	84,531	154,730
DBS Group Holdings Ltd	54,897	760,427
Genting Singapore PLC	129,000	94,071
Global Logistic Properties Ltd	76,000	151,026
Golden Agri-Resources Ltd	342,000	94,182
Great Eastern Holdings Ltd	2,000	30,515
Jardine Cycle & Carriage Ltd	4,422	138,505
Keppel Corp Ltd	36,100	179,064
Olam International Ltd	8,200	11,255
Oversea-Chinese Banking Corp Ltd	79,818	554,417
SATS Ltd	18,300	63,841
Sembcorp Industries Ltd	72,400	164,529
Singapore Airlines Ltd	44,200	318,169
Singapore Exchange Ltd	36,600	201,461
Singapore Press Holdings Ltd	28,000	71,054
Singapore Technologies Engineering Ltd	49,400	131,716
Singapore Telecommunications Ltd	269,100	754,108
StarHub Ltd	25,800	53,114
United Industrial Corp Ltd	9,000	19,875
United Overseas Bank Ltd	39,767	628,130
UOL Group Ltd	14,000	69,742
Wilmar International Ltd	49,000	123,652

		5,178,506

South Africa - 0.1%

Investec PLC	22,504	153,452
Mediclinic International PLC	10,211	91,201
Mondi PLC	13,132	317,287

		561,940

Spain - 2.9%

Abertis Infraestructuras SA	22,218	357,657
ACS Actividades de Construccion y Servicios SA	8,518	289,549

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Aena SA ~	2,306	$364,485
Amadeus IT Group SA	14,883	754,100
Banco Bilbao Vizcaya Argentaria SA	172,680	1,340,458
Banco Bilbao Vizcaya Argentaria SA ADR	8,210	62,478
Banco de Sabadell SA	219,428	402,051
Banco Santander SA	374,322	2,291,340
Bankia SA	126,975	144,535
Bankinter SA	24,765	207,659
CaixaBank SA (SIBE)	124,372	534,735
EDP Renovaveis SA	9,060	66,953
Enagas SA	10,982	284,911
Endesa SA	13,734	322,331
Ferrovial SA	17,851	356,795
Gamesa Corp Tecnologica SA	4,602	108,859
Gas Natural SDG SA	14,015	306,561
Grifols SA	7,885	193,458
Iberdrola SA	168,172	1,201,570
Industria de Diseno Textil SA	32,653	1,149,926
Mapfre SA	66,406	227,447
Red Electrica Corp SA	16,264	311,852
Repsol SA	44,942	696,282
Repsol SA ADR	6,404	99,294
Telefonica SA	123,848	1,386,271
Telefonica SA ADR	31,250	349,688

		13,811,245

Sweden - 2.6%

AAK AB	373	24,553
Alfa Laval AB	9,271	174,738
Assa Abloy AB ‘B’	30,087	618,519
Atlas Copco AB ‘A’	22,214	783,023
Atlas Copco AB ‘B’	12,561	399,010
Axfood AB	5,116	76,826
BillerudKorsnas AB	8,742	140,864
Boliden AB	15,642	465,589
Castellum AB	5,349	70,899
Electrolux AB ‘B’	8,835	245,276
Elekta AB ‘B’	7,910	77,267
Fabege AB	1,447	23,005
Fastighets AB Balder ‘B’ *	3,030	63,186
Getinge AB ‘B’	8,914	156,294
Hennes & Mauritz AB ‘B’	30,988	790,838
Hexagon AB ‘B’	6,524	261,839
Hexpol AB	12,170	124,786
Holmen AB ‘B’	1,190	46,300
Hufvudstaden AB ‘A’	6,211	92,005
Husqvarna AB ‘B’	17,510	153,523
ICA Gruppen AB	2,496	85,133
Lundin Petroleum AB *	4,805	97,523
NCC AB ‘B’	4,516	111,570
Nibe Industrier AB ‘B’	12,470	99,675
Nordea Bank AB	81,680	931,873
Saab AB ‘B’	2,961	124,936
Sandvik AB	43,593	651,146
Securitas AB ‘B’	14,287	223,037
Skandinaviska Enskilda Banken AB ‘A’	43,297	481,121
Skanska AB ‘B’	11,694	275,222
SKF AB ‘B’	16,516	326,612
SSAB AB ‘A’ *	13,264	52,452
SSAB AB ‘B’ *	16,118	52,760
Svenska Cellulosa AB SCA ‘A’	303	9,966
Svenska Cellulosa AB SCA ‘B’	17,445	562,188
Svenska Handelsbanken AB ‘A’	39,153	536,555
Swedbank AB ‘A’	23,208	536,997
Swedish Match AB	5,904	191,873
Tele2 AB ‘B’	12,563	119,914
Telefonaktiebolaget LM Ericsson ‘A’	2,470	16,267
Telefonaktiebolaget LM Ericsson ‘B’	73,146	488,349
Telefonaktiebolaget LM Ericsson ADR	10,502	69,733
Telia Co AB	87,570	367,123

	Shares	Value
Trelleborg AB ‘B’	10,588	$226,675
Volvo AB ‘A’	10,757	158,516
Volvo AB ‘B’	52,008	767,222

		12,352,778

Switzerland - 8.1%

ABB Ltd	44,049	1,030,988
ABB Ltd ADR	16,918	395,881
Actelion Ltd *	3,203	902,398
Adecco Group AG	10,075	715,369
Baloise Holding AG	2,071	284,580
Banque Cantonale Vaudoise	124	85,549
Barry Callebaut AG	88	115,061
Chocoladefabriken Lindt & Spruengli AG	3	199,014
Cie Financiere Richemont SA ‘A’	13,164	1,040,775
Clariant AG	15,738	296,849
Coca-Cola HBC AG	9,288	239,780
Credit Suisse Group AG	44,566	663,081
Credit Suisse Group AG ADR	7,553	112,087
DKSH Holding AG	615	47,638
Dufry AG *	1,756	267,368
EMS-Chemie Holding AG	226	131,620
Flughafen Zuerich AG	808	172,151
Galenica AG	176	185,547
Geberit AG	1,232	530,882
Givaudan SA	337	606,953
Glencore PLC	393,222	1,542,827
Helvetia Holding AG	238	131,774
Julius Baer Group Ltd	9,896	494,365
Kuehne + Nagel International AG	1,712	241,740
LafargeHolcim Ltd (XVTX)	13,404	790,828
Lonza Group AG	1,770	334,567
Nestle SA	92,956	7,134,533
Novartis AG	42,320	3,142,578
Novartis AG ADR	15,948	1,184,458
Partners Group Holding AG	585	314,387
Roche Holding AG (XSWX)	754	191,757
Roche Holding AG (XVTX)	22,094	5,650,178
Schindler Holding AG	830	157,474
SGS SA	177	377,473
Sika AG	106	635,757
Sonova Holding AG	1,749	242,613
STMicroelectronics NV	23,873	367,348
STMicroelectronics NV ‘NY’	2,700	41,742
Straumann Holding AG	282	130,706
Swiss Life Holding AG	1,406	453,383
Swiss Re AG	9,236	829,541
Swisscom AG	1,126	519,041
Syngenta AG	1,540	680,126
Syngenta AG ADR	8,248	729,948
Temenos Group AG	1,221	96,978
The Swatch Group AG	1,485	531,671
The Swatch Group AG - Registered	2,304	160,442
UBS Group AG (NYSE) *	58,775	937,461
UBS Group AG (XVTX)	39,086	624,775
Wolseley PLC	9,364	589,572
Zurich Insurance Group AG	4,491	1,198,470

		38,482,084

United Kingdom - 14.8%

Aberdeen Asset Management PLC	43,077	142,946
Admiral Group PLC	7,158	178,355
Anglo American PLC *	55,783	852,308
Ashtead Group PLC	23,838	493,429
Associated British Foods PLC	8,330	272,105
AstraZeneca PLC ADR	82,769	2,577,427
Auto Trader Group PLC ~	34,981	171,682
Aviva PLC	96,901	646,626
Babcock International Group PLC	20,329	224,627
BAE Systems PLC	117,767	947,812

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Barclays PLC	41,798	$117,987
Barclays PLC ADR	112,763	1,267,456
Barratt Developments PLC	54,183	371,155
Berkeley Group Holdings PLC	7,370	296,344
BP PLC ADR	92,279	3,185,471
British American Tobacco PLC	21,380	1,418,478
British American Tobacco PLC ADR	39,912	2,646,964
BT Group PLC	269,180	1,074,868
BT Group PLC ADR	7,614	152,965
Bunzl PLC	10,216	296,933
Burberry Group PLC	20,569	443,893
Capita PLC	18,458	130,547
Centrica PLC	206,142	561,322
CNH Industrial NV	36,279	349,188
Coca-Cola European Partners PLC	4,837	180,672
Compass Group PLC	53,956	1,018,701
Croda International PLC	5,375	240,082
DCC PLC	3,497	307,849
Diageo PLC ADR	18,909	2,185,502
Direct Line Insurance Group PLC	72,189	314,082
Dixons Carphone PLC	45,347	180,613
DS Smith PLC	42,859	233,174
easyJet PLC	6,918	88,943
Experian PLC	35,294	720,042
Fiat Chrysler Automobiles NV *	69,706	761,560
G4S PLC	77,242	294,456
GKN PLC	87,100	396,720
GlaxoSmithKline PLC	1,836	38,176
GlaxoSmithKline PLC ADR	78,775	3,321,154
Halma PLC	19,117	245,313
Hargreaves Lansdown PLC	9,308	151,620
HSBC Holdings PLC	23,471	191,449
HSBC Holdings PLC ADR	110,382	4,505,793
Imperial Brands PLC	31,461	1,524,715
Informa PLC	38,062	311,113
Inmarsat PLC	22,399	238,633
InterContinental Hotels Group PLC	2,224	108,929
InterContinental Hotels Group PLC ADR	3,869	189,310
International Consolidated Airlines Group SA	30,860	204,520
Intertek Group PLC	7,354	361,984
ITV PLC	129,377	355,161
J Sainsbury PLC	122,316	405,133
Johnson Matthey PLC	10,498	405,034
Just Eat PLC *	7,168	50,769
Kingfisher PLC	112,017	458,328
Legal & General Group PLC	294,242	911,103
Liberty Global PLC ‘A’ *	512	18,365
Liberty Global PLC ‘C’ *	1,264	44,291
Liberty Global PLC LiLAC ‘A’ *	63	1,401
Liberty Global PLC LiLAC ‘C’ *	157	3,617
Lloyds Banking Group PLC	788,224	655,550
Lloyds Banking Group PLC ADR	245,397	834,350
London Stock Exchange Group PLC	6,199	246,624
Marks & Spencer Group PLC	90,312	381,467
Meggitt PLC	32,514	181,470
Melrose Industries PLC	53,061	148,251
Merlin Entertainments PLC ~	34,483	207,279
Micro Focus International PLC	10,377	295,997
National Grid PLC	33,955	430,797
National Grid PLC ADR	14,124	896,592
Next PLC	4,631	250,522
Old Mutual PLC (LI)	257,790	648,773
Pearson PLC	4,231	36,077
Pearson PLC ADR	25,584	216,952
Pennon Group PLC	12,579	138,954
Persimmon PLC	14,548	381,690
Petrofac Ltd	697	8,051
Provident Financial PLC	7,152	268,729
Prudential PLC	10,345	218,521

	Shares	Value
Prudential PLC ADR	30,678	$1,299,520
Randgold Resources Ltd	2,547	222,557
Reckitt Benckiser Group PLC	19,091	1,742,850
RELX NV	36,313	673,664
RELX NV ADR	3,798	70,491
RELX PLC	4,850	94,954
RELX PLC ADR	36,088	714,542
Rentokil Initial PLC	39,542	122,294
Rightmove PLC	3,049	152,345
Rio Tinto Ltd	10,039	463,525
Rio Tinto PLC	309	12,443
Rio Tinto PLC ADR	35,633	1,449,550
Rolls-Royce Holdings PLC *	91,186	861,439
Royal Bank of Scotland Group PLC *	16,107	48,840
Royal Bank of Scotland Group PLC ADR *	39,741	241,228
Royal Mail PLC	36,095	192,243
RSA Insurance Group PLC	31,207	229,181
Schroders PLC	4,696	178,221
Schroders PLC - Non-Voting	1,879	51,799
Severn Trent PLC	8,606	256,709
Sky PLC	34,952	427,456
Sky PLC ADR	1,754	85,437
Smith & Nephew PLC	19,163	291,772
Smith & Nephew PLC ADR	8,397	259,719
Smiths Group PLC	18,058	366,911
SSE PLC	53,961	997,258
St James’s Place PLC	23,873	317,772
Standard Chartered PLC *	100,732	963,494
Standard Life PLC	96,627	429,638
Subsea 7 SA *	10,417	161,670
Taylor Wimpey PLC	147,960	357,883
TechnipFMC PLC *	2,847	92,907
Tesco PLC *	396,542	922,898
The Sage Group PLC	45,219	357,205
The Weir Group PLC	5,271	126,795
Travis Perkins PLC	8,689	164,839
Unilever NV ‘NY’	36,619	1,819,232
Unilever NV CVA	15,780	783,964
Unilever PLC	2,665	131,457
Unilever PLC ADR	39,635	1,955,591
United Utilities Group PLC	16,403	204,233
Vodafone Group PLC	463,758	1,208,546
Vodafone Group PLC ADR	35,218	930,812
Whitbread PLC	6,839	339,349
Wm Morrison Supermarkets PLC	118,917	357,854
Worldpay Group PLC ~	34,683	128,231
WPP PLC	20,750	454,821
WPP PLC ADR	3,554	388,808

		70,340,788

United States - 0.6%

Carnival PLC	1,157	66,317
Carnival PLC ADR	5,652	327,195
QIAGEN NV *	4,618	134,056
Samsonite International SA	57,000	207,645
Shire PLC	11,711	682,366
Shire PLC ADR	3,160	550,567
Tahoe Resources Inc (NYSE)	4,342	34,866
Tahoe Resources Inc (TSE)	4,547	36,517
Thomson Reuters Corp (NYSE)	4,579	197,950
Thomson Reuters Corp (TSE)	5,700	246,499

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Shares	Value
Valeant Pharmaceuticals International Inc (NYSE) *	17,960	$198,099
Valeant Pharmaceuticals International Inc (TSE) *	4,900	54,127

		2,736,204

Total Common Stocks (Cost $432,432,868)		468,843,427

TOTAL INVESTMENTS - 99.2% (Cost $435,557,819)		471,276,763

OTHER ASSETS & LIABILITIES, NET - 0.8%		4,000,872

NET ASSETS - 100.0%		$475,277,635

Notes to Schedule of Investments

(a)	As of March 31, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	22.7%
Consumer, Non-Cyclical	21.5%
Consumer, Cyclical	13.6%
Industrial	13.0%
Basic Materials	8.9%
Communications	6.6%
Energy	6.0%
Utilities	3.4%
Others (each less than 3.0%)	3.5%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of March 31, 2017:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$93,092	$93,092	$-	$-
	Preferred Stocks	2,340,244	-	2,340,244	-
	Common Stocks
	Australia	30,938,003	3,462,769	27,475,234	-
	Austria	948,218	-	948,218	-
	Belgium	5,970,333	1,097,490	4,872,843	-
	Bermuda	23,294	23,294	-	-
	Canada	41,846,855	41,846,855	-	-
	Chile	244,530	-	244,530	-
	China	500,697	-	500,697	-
	Denmark	7,173,843	803,318	6,370,525	-
	Finland	4,549,718	95,153	4,454,565	-
	France	40,956,771	421,716	40,535,055	-
	Germany	36,106,545	1,897,655	34,208,890	-
	Hong Kong	13,244,563	375,252	12,869,311	-
	Ireland	2,711,929	1,762,082	949,847	-
	Israel	2,282,413	753,240	1,529,173	-
	Italy	8,563,618	364,667	8,198,951	-
	Japan	106,771,416	5,343,515	101,427,901	-
	Jordan	175,787	-	175,787	-
	Luxembourg	1,488,986	442,653	1,046,333	-
	Macau	183,520	-	183,520	-
	Mexico	98,182	-	98,182	-
	Netherlands	15,901,203	6,952,720	8,948,483	-
	New Zealand	760,158	6,463	753,695	-
	Norway	3,179,496	119,451	3,060,045	-
	Portugal	759,804	-	759,804	-
	Singapore	5,178,506	11,255	5,167,251	-
	South Africa	561,940	-	561,940	-
	Spain	13,811,245	511,460	13,299,785	-
	Sweden	12,352,778	69,733	12,283,045	-
	Switzerland	38,482,084	4,303,975	34,178,109	-
	United Kingdom	70,340,788	32,570,554	37,770,234	-
	United States	2,736,204	1,645,820	1,090,384	-

	Total Common Stocks	468,843,427	104,881,090	363,962,337	-

	Total	$471,276,763	$104,974,182	$366,302,581	$-

Certain liabilities of the Fund are held at carrying amount, which approximates fair value for financial statement purposes. As of March 31, 2017, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Line of Credit Outstanding	($33,565)	$-	($33,565)	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 308 and 309

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

March 31, 2017 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of March 31, 2017. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Y	Issuer filed bankruptcy and/or is in default as of March 31, 2017.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of March 31, 2017.
#	Securities purchased on a when-issued basis.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of March 31, 2017.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedule of Investments).
l	Total shares owned by the Fund as of March 31, 2017 were less than one share.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Counterparty and Exchange Abbreviations:
ABN	Abbey National
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GEL	Georgia Lari
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
KZT	Kazakhstan Tenge
LKR	Sri Lanka Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Uganda Shilling
USD	United States Dollar
ZAR	South African Rand

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

March 31, 2017 (Unaudited)

Index Abbreviations:
1-Day CAD-USD Discount Rate	Canadian Dollar-United States Dollar Discount Rate
1-Day CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
1-Day EUR-EONIA	Euro Effective Overnight Index Average
1-Day JPY-MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
1-Month AUD-BBSW	Australian Bank Bill Short-Term Rate
1-Month GBP-LIBOR	British Pound London Interbank offered Rate
1-Month HKD-HIBOR	Hong Kong Interbank Offered Rate
1-Month SGD-SIBOR	Singapore Interbank Offered Rate
1-Month USD-LIBOR	United States Dollar London Interbank Offered Rate
1-Week DKK-CIBOR	Copenhagen Interbank Offered Rate
1-Week NOK-NIBOR	Norway Interbank Offered Rate
1-Week SEK-STIBOR	Stockholm Interbank Offered Rate
CDX EM	Credit Derivatives Index-Emerging Market
CDX HY	Credit Derivatives Index-High Yield
CDX IG	Credit Derivatives Index-Investment Grade
CMBX	Commercial Mortgage-Backed Swaps
iBoxx	Corporate Bond Index-High Yield
iTraxx Crossover	International Index-Europe Non-Investment Grade
iTraxx Europe	International Index-Europe
iTraxx FINSNR	International Index-Europe Senior Financing

Other Abbreviations:
ADR	American Depositary Receipt
CDI	Crest Depositary Interest
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 3 in Supplemental Notes to Schedule of Investments under Investments and Risks-Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2017 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on, June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization. Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of March 31, 2017, the Trust was comprised of fifty-seven separate funds, as presented in the Schedule of Investments (each individually a “Fund”, and collectively the “Funds”):

Core Income Portfolio (1)	Main Street® Core Portfolio (1)	Global Absolute Return Portfolio (1)
Diversified Bond Portfolio (1)	Mid-Cap Equity Portfolio (1)	Pacific Dynamix — Conservative Growth Portfolio (2)
Floating Rate Income Portfolio (1)	Mid-Cap Growth Portfolio (1)	Pacific Dynamix — Moderate Growth Portfolio (2)
Floating Rate Loan Portfolio (1)	Mid-Cap Value Portfolio (1)	Pacific Dynamix — Growth Portfolio (2)
High Yield Bond Portfolio (1)	Small-Cap Equity Portfolio (1)	Portfolio Optimization Conservative Portfolio (3)
Inflation Managed Portfolio (1)	Small-Cap Growth Portfolio (1)	Portfolio Optimization Moderate-Conservative Portfolio (3)
Inflation Strategy Portfolio (1)	Small-Cap Index Portfolio (1)	Portfolio Optimization Moderate Portfolio (3)
Managed Bond Portfolio (1)	Small-Cap Value Portfolio (1)	Portfolio Optimization Growth Portfolio (3)
Short Duration Bond Portfolio (1)	Value Advantage Portfolio (1)	Portfolio Optimization Aggressive-Growth Portfolio (3)
Emerging Markets Debt Portfolio (1)	Emerging Markets Portfolio (1)	PSF DFA Balanced Allocation Portfolio
Comstock Portfolio (1)	International Large-Cap Portfolio (1)	PD 1-3 Year Corporate Bond Portfolio (4)
Developing Growth Portfolio (1)	International Small-Cap Portfolio (1)	PD Aggregate Bond Index Portfolio (4)
Dividend Growth Portfolio (1)	International Value Portfolio (1)	PD High Yield Bond Market Portfolio (4)
Equity Index Portfolio (1)	Health Sciences Portfolio	PD Large-Cap Growth Index Portfolio (4)
Focused Growth Portfolio	Real Estate Portfolio (1)	PD Large-Cap Value Index Portfolio (4)
Growth Portfolio (1)	Technology Portfolio	PD Small-Cap Growth Index Portfolio (4)
Large-Cap Growth Portfolio (1)	Currency Strategies Portfolio (1)	PD Small-Cap Value Index Portfolio (4)
Large-Cap Value Portfolio (1)	Diversified Alternatives Portfolio	PD Emerging Markets Portfolio (4)
Long/Short Large-Cap Portfolio (1)	Equity Long/Short Portfolio (1)	PD International Large-Cap Portfolio (4)

(1)	These Funds are collectively known as the “Underlying Funds”.
(2)	These Funds are collectively known as the “Pacific Dynamix Portfolios”.
(3)	These Funds are collectively known as the “Portfolio Optimization Portfolios”.
(4)	These Funds are collectively known as the “Pacific Dynamix Underlying Funds”.

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Funds generally use the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Funds generally use the official closing price or the last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, option contracts, and swap agreements for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Diversified Alternatives Portfolio

The investments of the Diversified Alternatives Portfolio consist of Class P shares of the applicable Underlying Funds, which are valued at their respective NAVs.

Pacific Dynamix Portfolios

The investments of each Pacific Dynamix Portfolio consist of Class P shares of the applicable Pacific Dynamix Underlying Funds, which are valued at their respective NAVs.

Portfolio Optimization Portfolios

The investments of each Portfolio Optimization Portfolio consist of Class P shares of the applicable Underlying Funds, which are valued at their respective NAVs.

PSF DFA Balanced Allocation Portfolio

The investments of the PSF DFA Balanced Allocation Portfolio consist of shares of the DFA Underlying Funds, which are valued at their respective NAVs.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 2C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of March 31, 2017, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to exchange listed option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Total Return Swaps – Total return swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short- term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Diversified Alternatives Portfolio and Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund (see Note 5).

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance.

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The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund (see Note 5).

The PSF DFA Balanced Allocation Portfolio is exposed to the same risks as the DFA Underlying Funds in direct proportion to the allocation of its assets among the DFA Underlying Funds. Allocations among the DFA Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF DFA Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or DFA Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF DFA Balanced Allocation Portfolio may invest in any or all of the DFA Underlying Funds, but will not necessarily be invested in every DFA Underlying Fund at any particular time.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on

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where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of March 31, 2017, no participation interest in Senior Loans was held by any Funds.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of March 31, 2017, the Floating Rate Income and Floating Rate Loan Portfolios had unfunded loan commitments of $280,228 and $2,659,067, respectively (see details in the Notes to Schedules of Investments).

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.
Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage- backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

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U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are

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described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

For the Long/Short Large-Cap Portfolio, in the event of a default by the Fund where the replacement value of the borrowed securities exceeds the pledged collateral, the lender is granted a security interest in the Fund’s right, title, and interest in the property and assets then held by the lender in any capacity, as security for the Fund’s obligation to pay the lender.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money

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market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts –An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract

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granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to- market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the

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trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of

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an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2017 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions in the Statements of Operations. Total return basket swap agreements outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an

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event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

5. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the three-month period ended March 31, 2017 is as follows:

Portfolio/Underlying Funds	Beginning Value as of January 1, 2017	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2017
						Ending Value	Share Balance
Diversified Alternatives
Floating Rate Income ‘P’	$237,958	$30,221	$810	$66	$2,819	$270,254	23,618
Inflation Managed ‘P’	149,313	17,810	858	42	2,842	169,149	14,442
Emerging Markets Debt ‘P’	297,780	24,906	4,226	615	17,035	336,110	28,889
Emerging Markets ‘P’	209,870	10,115	7,582	479	22,355	235,237	14,853
International Small-Cap ‘P’	149,621	9,591	3,650	213	13,017	168,792	12,943
Real Estate ‘P’	149,724	24,080	3,133	264	(1,053)	169,882	7,012
Currency Strategies ‘P’	709,880	89,512	4,056	335	24,170	819,841	69,804
Equity Long/Short ‘P’	330,808	30,548	3,044	412	12,146	370,870	27,666
Global Absolute Return ‘P’	741,474	75,457	992	59	29,808	845,806	71,892
Total	$2,976,428	$312,240	$28,351	$2,485	$123,139	$3,385,941

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$46,331,973	$749,858	$970	$29	$281,088	$47,361,978	4,591,245
PD Aggregate Bond Index ‘P’	222,646,651	6,734,829	-	-	1,858,015	231,239,495	19,354,378
PD High Yield Bond Market ‘P’	36,801,138	15,209	530,969	118,445	766,705	37,170,528	2,547,062
PD Large-Cap Growth Index ‘P’	52,691,316	-	4,094,914	2,111,257	2,450,070	53,157,729	1,815,582
PD Large-Cap Value Index ‘P’	71,419,018	31,509	4,883,512	2,422,107	(152,934)	68,836,188	2,601,592
PD Small-Cap Growth Index ‘P’	11,179,399	13,668	1,053,897	449,413	121,543	10,710,126	421,620
PD Small-Cap Value Index ‘P’	23,497,562	103,599	2,232,995	1,011,214	(1,037,676)	21,341,704	899,747
PD Emerging Markets ‘P’	10,397,494	-	1,197,783	(15,414)	1,334,412	10,518,709	682,095
PD International Large-Cap ‘P’	47,292,353	979	3,181,250	825,534	2,606,781	47,544,397	2,872,707
Total	$522,256,904	$7,649,651	$17,176,290	$6,922,585	$8,228,004	$527,880,854

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$116,931,233	$6,906,379	$-	$-	$721,125	$124,558,737	12,074,659
PD Aggregate Bond Index ‘P’	557,426,066	39,173,056	-	-	4,758,109	601,357,231	50,332,645
PD High Yield Bond Market ‘P’	101,406,790	1,742,358	9,384	1,511	2,462,397	105,603,672	7,236,353
PD Large-Cap Growth Index ‘P’	300,724,230	102,562	1,136,592	603,722	26,000,174	326,294,096	11,144,453
PD Large-Cap Value Index ‘P’	358,813,769	-	3,472,917	1,566,293	10,033,791	366,940,936	13,868,149
PD Small-Cap Growth Index ‘P’	87,433,549	-	1,776,765	616,432	4,007,668	90,280,884	3,554,042
PD Small-Cap Value Index ‘P’	141,347,760	-	4,431,286	1,680,569	(1,920,461)	136,676,582	5,762,158
PD Emerging Markets ‘P’	80,609,678	1,314	908,028	59,825	10,356,523	90,119,312	5,843,865
PD International Large-Cap ‘P’	277,955,128	2,084,163	172,088	20,413	20,566,923	300,454,539	18,153,935
Total	$2,022,648,203	$50,009,832	$11,907,060	$4,548,765	$76,986,249	$2,142,285,989

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$11,968,145	$1,541,870	$205,554	$5,780	$69,878	$13,380,119	1,297,062
PD Aggregate Bond Index ‘P’	88,821,585	12,164,743	1,337,109	98,010	673,184	100,420,413	8,405,029
PD High Yield Bond Market ‘P’	18,595,707	1,373,094	337,533	50,719	409,109	20,091,096	1,376,716
PD Large-Cap Growth Index ‘P’	116,790,509	3,673,437	3,704,633	1,858,664	8,546,402	127,164,379	4,343,252
PD Large-Cap Value Index ‘P’	134,546,939	6,360,321	4,925,142	2,284,492	2,129,955	140,396,565	5,306,141
PD Small-Cap Growth Index ‘P’	39,145,579	1,213,757	2,163,155	750,350	1,328,941	40,275,472	1,585,504
PD Small-Cap Value Index ‘P’	62,777,967	2,928,948	5,174,112	2,326,749	(2,365,302)	60,494,250	2,550,382
PD Emerging Markets ‘P’	36,542,896	828,463	1,818,027	59,947	4,676,033	40,289,312	2,612,595
PD International Large-Cap ‘P’	115,940,858	5,770,986	3,148,924	357,213	8,358,939	127,279,072	7,690,401
Total	$625,130,185	$35,855,619	$22,814,189	$7,791,924	$23,827,139	$669,790,678

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2017	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2017
						Ending Value	Share Balance
Portfolio Optimization Conservative
Core Income ‘P’	$51,100,482	$535	$2,990,447	$77,555	$565,170	$48,753,295	4,720,478
Diversified Bond ‘P’	417,806,839	119,501	28,402,499	4,934,603	3,579,939	398,038,383	31,330,333
Floating Rate Income ‘P’	52,851,013	4,847	2,781,031	338,220	280,467	50,693,516	4,430,267
Floating Rate Loan ‘P’	53,344,633	1,558	3,255,503	524,970	70,410	50,686,068	5,671,371
High Yield Bond ‘P’	78,186,104	184,663	6,267,537	1,244,569	895,908	74,243,707	8,874,138
Inflation Managed ‘P’	84,678,202	211,760	2,495,660	34,434	1,517,787	83,946,523	7,167,155
Inflation Strategy ‘P’	33,158,765	223,368	703,312	(31,949)	524,482	33,171,354	3,242,764
Managed Bond ‘P’	267,630,749	1,777,000	5,941,345	637,778	3,317,846	267,422,028	19,666,729
Short Duration Bond ‘P’	352,361,295	14,793	11,262,355	534,418	1,419,518	343,067,669	33,921,980
Emerging Markets Debt ‘P’	92,196,894	70,887	10,063,248	494,213	4,714,025	87,412,771	7,513,289
Comstock ‘P’	26,739,461	131,992	2,399,556	449,233	99,308	25,020,438	1,603,809
Dividend Growth ‘P’	14,242,005	17,412	1,373,797	436,456	252,101	13,574,177	702,747
Equity Index ‘P’	26,506,435	42,585	2,817,652	642,977	896,174	25,270,519	447,502
Growth ‘P’	8,073,424	7,999	1,040,195	230,512	525,248	7,796,988	307,691
Large-Cap Growth ‘P’	18,219,608	27,883	2,465,812	833,745	934,362	17,549,786	1,653,496
Large-Cap Value ‘P’	87,948,740	234,205	8,364,819	3,674,880	(158,128)	83,334,878	3,773,666
Main Street Core ‘P’	20,415,130	31,304	2,187,209	528,574	644,175	19,431,974	500,460
Mid-Cap Equity ‘P’	6,164,520	25,682	669,902	164,801	152,139	5,837,240	266,010
Mid-Cap Value ‘P’	36,830,317	160,900	3,562,306	1,130,612	418,391	34,977,914	1,423,787
Value Advantage ‘P’	36,945,580	123,696	3,334,299	1,130,587	(44,917)	34,820,647	2,267,766
International Large-Cap ‘P’	47,093,706	35,409	6,000,049	138,362	3,487,459	44,754,887	5,134,470
International Value ‘P’	24,665,240	28,962	3,004,753	733,132	883,282	23,305,863	1,845,584
Currency Strategies ‘P’	39,911,338	304,255	2,220,476	350,167	870,797	39,216,081	3,338,976
Equity Long/Short ‘P’	61,405,744	20,704	5,792,016	1,406,349	842,856	57,883,637	4,318,027
Global Absolute Return ‘P’	81,827,579	4,728	6,713,145	889,042	2,072,585	78,080,789	6,636,727
Total	$2,020,303,803	$3,806,628	$126,108,923	$21,528,240	$28,761,384	$1,948,291,132

Portfolio Optimization Moderate-Conservative
Core Income ‘P’	$51,319,326	$-	$5,411,977	$133,586	$490,395	$46,531,330	4,505,339
Diversified Bond ‘P’	584,696,447	-	61,855,804	11,397,938	69,612	534,308,193	42,056,381
Floating Rate Income ‘P’	70,909,377	83	9,807,313	1,159,939	(388,727)	61,873,359	5,407,309
Floating Rate Loan ‘P’	85,178,342	-	11,802,942	1,815,360	(931,037)	74,259,723	8,309,077
High Yield Bond ‘P’	118,273,858	980	18,858,982	4,092,617	(1,053,583)	102,454,890	12,246,140
Inflation Managed ‘P’	81,353,645	-	8,200,518	54,555	1,349,618	74,557,300	6,365,526
Inflation Strategy ‘P’	33,521,861	-	2,952,643	(148,800)	625,139	31,045,557	3,034,950
Managed Bond ‘P’	382,862,273	-	37,352,147	4,082,301	1,267,366	350,859,793	25,802,903
Short Duration Bond ‘P’	352,238,066	-	35,048,343	1,595,329	227,280	319,012,332	31,543,427
Emerging Markets Debt ‘P’	101,014,205	-	16,615,419	1,793,076	3,549,056	89,740,918	7,713,397
Comstock ‘P’	94,269,476	8,065	19,970,444	8,407,396	(6,547,121)	76,167,372	4,882,326
Developing Growth ‘P’	9,189,123	620	2,170,701	(330,543)	1,026,975	7,715,474	519,514
Dividend Growth ‘P’	46,120,641	988	8,095,651	3,759,804	(1,717,062)	40,068,720	2,074,394
Equity Index ‘P’	50,412,502	1,583	9,887,428	1,762,246	912,410	43,201,313	765,029
Growth ‘P’	52,037,124	749	10,120,089	3,538,111	1,032,991	46,488,886	1,834,584
Large-Cap Growth ‘P’	80,492,699	2,281	16,578,229	6,163,864	1,183,053	71,263,668	6,714,281
Large-Cap Value ‘P’	179,118,726	8,313	34,980,071	16,057,804	(9,551,058)	150,653,714	6,822,075
Long/Short Large-Cap ‘P’	65,367,369	3,217	14,041,988	1,940,911	2,128,546	55,398,055	3,307,721
Main Street Core ‘P’	86,433,799	2,194	16,918,060	7,280,916	(2,750,844)	74,048,005	1,907,067
Mid-Cap Equity ‘P’	29,810,200	1,139	6,517,828	2,904,519	(1,534,244)	24,663,786	1,123,959
Mid-Cap Value ‘P’	113,578,579	5,565	22,467,113	9,765,063	(5,400,421)	95,481,673	3,886,612
Small-Cap Equity ‘P’	15,544,616	1,591	3,310,093	525,737	(542,943)	12,218,908	488,370
Small-Cap Growth ‘P’	13,017,627	482	2,652,823	299,538	177,783	10,842,607	939,799
Small-Cap Index ‘P’	11,526,791	870	2,520,124	266,578	(17,998)	9,256,117	435,594
Small-Cap Value ‘P’	19,601,306	2,287	4,375,052	1,029,781	(1,024,833)	15,233,489	638,908
Value Advantage ‘P’	114,948,929	6,391	22,894,162	7,543,038	(4,555,899)	95,048,297	6,190,216
Emerging Markets ‘P’	91,350,779	-	19,621,823	(24,930)	8,822,872	80,526,898	5,084,476
International Large-Cap ‘P’	79,901,619	-	14,310,794	516,651	5,274,197	71,381,673	8,189,207
International Small-Cap ‘P’	93,576,551	-	17,156,283	5,774,188	1,611,340	83,805,796	6,426,456
International Value ‘P’	43,154,302	-	8,598,102	924,336	1,681,145	37,161,681	2,942,821
Currency Strategies ‘P’	102,750,169	-	11,974,943	1,423,379	1,363,269	93,561,874	7,966,142
Equity Long/Short ‘P’	108,862,805	589	20,281,285	4,641,211	(1,183,584)	92,039,736	6,866,018
Global Absolute Return ‘P’	140,186,890	-	20,827,601	2,688,040	2,110,218	124,157,547	10,553,169
Total	$3,502,620,022	$47,987	$518,176,775	$112,833,539	($2,296,089)	$3,095,028,684

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2017	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2017
						Ending Value	Share Balance
Portfolio Optimization Moderate
Core Income ‘P’	$153,465,010	$-	$-	$-	$1,984,273	$155,449,283	15,051,186
Diversified Bond ‘P’	1,467,161,361	-	-	-	31,049,092	1,498,210,453	117,926,901
Floating Rate Income ‘P’	172,184,127	-	934,510	113,723	1,930,580	173,293,920	15,144,705
Floating Rate Loan ‘P’	221,413,073	-	1,113,918	175,439	2,363,129	222,837,723	24,933,782
High Yield Bond ‘P’	299,553,996	-	8,028,227	1,772,869	6,588,940	299,887,578	35,844,703
Inflation Managed ‘P’	245,632,544	-	-	-	4,528,115	250,160,659	21,358,124
Inflation Strategy ‘P’	115,339,289	-	-	-	1,714,077	117,053,366	11,442,897
Managed Bond ‘P’	970,658,350	-	-	-	14,355,763	985,014,113	72,439,828
Short Duration Bond ‘P’	529,901,085	-	-	-	2,980,542	532,881,627	52,690,479
Emerging Markets Debt ‘P’	313,220,803	-	6,608,599	893,012	17,582,493	325,087,709	27,941,887
Comstock ‘P’	340,959,006	-	23,839,915	10,069,183	(3,270,774)	323,917,500	20,763,100
Developing Growth ‘P’	50,739,440	-	4,154,961	132,320	4,079,207	50,796,006	3,420,298
Dividend Growth ‘P’	185,421,465	-	6,890,732	3,282,055	5,926,284	187,739,072	9,719,421
Equity Index ‘P’	300,802,876	-	16,803,708	3,266,682	14,609,042	301,874,892	5,345,740
Growth ‘P’	191,303,246	-	7,764,687	2,904,668	15,795,204	202,238,431	7,980,907
Large-Cap Growth ‘P’	289,433,217	-	14,789,270	6,133,582	23,122,265	303,899,794	28,632,661
Large-Cap Value ‘P’	661,965,881	-	37,971,651	17,450,768	9,161,610	650,606,608	29,461,516
Long/Short Large-Cap ‘P’	291,430,751	-	21,383,360	9,200,737	10,849,280	290,097,408	17,321,211
Main Street Core ‘P’	300,474,788	-	16,483,858	8,223,200	9,475,046	301,689,176	7,769,844
Mid-Cap Equity ‘P’	272,623,460	-	22,423,822	7,020,815	7,085,734	264,306,187	12,044,763
Mid-Cap Growth ‘P’	85,080,179	-	3,050,765	486,873	5,190,117	87,706,404	7,275,028
Mid-Cap Value ‘P’	483,470,521	-	28,037,163	11,302,534	9,124,733	475,860,625	19,370,057
Small-Cap Equity ‘P’	216,418,728	-	15,510,679	6,743,037	(7,114,487)	200,536,599	8,015,125
Small-Cap Growth ‘P’	77,881,611	-	5,319,937	629,549	2,506,793	75,698,016	6,561,239
Small-Cap Index ‘P’	241,081,668	-	19,072,632	7,855,434	(2,240,581)	227,623,889	10,712,006
Small-Cap Value ‘P’	122,909,140	-	10,108,188	2,386,505	(2,567,028)	112,620,429	4,723,418
Value Advantage ‘P’	479,830,535	-	30,930,019	10,410,816	3,620,080	462,931,412	30,149,359
Emerging Markets ‘P’	546,769,204	-	32,191,628	(1,801,255)	61,123,052	573,899,373	36,236,061
International Large-Cap ‘P’	445,902,858	-	13,932,486	3,462,174	32,560,807	467,993,353	53,690,174
International Small-Cap ‘P’	419,702,463	-	13,367,309	4,386,345	32,596,123	443,317,622	33,994,800
International Value ‘P’	301,103,538	-	17,703,442	3,635,474	16,612,091	303,647,661	24,045,759
Real Estate ‘P’	116,951,086	-	-	-	(721,311)	116,229,775	4,797,580
Currency Strategies ‘P’	473,511,983	-	-	-	14,767,353	488,279,336	41,573,584
Equity Long/Short ‘P’	504,235,145	-	22,937,594	5,635,884	13,293,834	500,227,269	37,316,160
Global Absolute Return ‘P’	362,798,096	-	2,445,424	360,851	13,378,724	374,092,247	31,797,170
Total	$12,251,330,523	$-	$403,798,484	$126,133,274	$374,040,202	$12,347,705,515

Portfolio Optimization Growth
Core Income ‘P’	$97,147,570	$12,225	$-	$-	$1,256,228	$98,416,023	9,529,011
Diversified Bond ‘P’	977,969,284	132,123	-	-	20,699,086	998,800,493	78,617,424
Floating Rate Income ‘P’	20,210,638	883	-	-	240,342	20,451,863	1,787,353
Floating Rate Loan ‘P’	20,214,036	878	-	-	232,130	20,447,044	2,287,863
High Yield Bond ‘P’	72,507,952	-	1,207,612	85,387	1,947,530	73,333,257	8,765,314
Inflation Managed ‘P’	67,376,187	9,789	-	-	1,242,200	68,628,176	5,859,311
Inflation Strategy ‘P’	28,475,390	4,973	-	-	423,234	28,903,597	2,825,556
Managed Bond ‘P’	645,067,847	96,535	-	-	9,541,770	654,706,152	48,148,347
Emerging Markets Debt ‘P’	69,717,755	4,525	650,592	72,017	4,050,821	73,194,526	6,291,204
Comstock ‘P’	295,299,864	-	18,889,909	7,989,554	(2,086,061)	282,313,448	18,096,282
Small-Cap Growth ‘P’	52,075,332	-	3,289,237	503,423	3,859,194	53,148,712	3,578,715
Dividend Growth ‘P’	174,134,491	-	4,531,898	2,172,020	6,520,705	178,295,318	9,230,509
Equity Index ‘P’	249,383,339	-	11,302,828	2,228,471	12,675,282	252,984,264	4,479,962
Growth ‘P’	226,243,159	15,258	5,555,485	2,101,933	20,104,639	242,909,504	9,585,903
Large-Cap Growth ‘P’	308,992,882	10,522	11,801,519	4,941,333	26,450,674	328,593,892	30,959,276
Large-Cap Value ‘P’	603,244,081	-	29,418,178	12,359,334	11,993,181	598,178,418	27,087,402
Long/Short Large-Cap ‘P’	316,164,930	-	20,732,097	8,309,528	13,545,806	317,288,167	18,944,724
Main Street Core ‘P’	270,711,223	-	12,700,522	6,352,929	9,662,089	274,025,719	7,057,386
Mid-Cap Equity ‘P’	356,165,571	-	26,290,286	8,270,191	10,262,752	348,408,228	15,877,397
Mid-Cap Growth ‘P’	89,928,677	2,333	1,633,302	604,204	5,425,708	94,327,620	7,824,242
Mid-Cap Value ‘P’	655,829,427	-	32,355,772	12,846,388	14,971,703	651,291,746	26,511,036
Small-Cap Equity ‘P’	202,527,869	-	12,682,173	5,512,622	(5,870,540)	189,487,778	7,573,521
Small-Cap Growth ‘P’	75,692,478	-	4,639,315	552,220	2,508,800	74,114,183	6,423,958
Small-Cap Index ‘P’	366,994,938	-	25,439,943	2,715,676	5,880,668	350,151,339	16,478,162
Small-Cap Value ‘P’	204,379,112	-	14,855,375	3,502,411	(3,825,946)	189,200,202	7,935,253
Value Advantage ‘P’	474,695,438	-	26,852,288	9,066,248	4,887,607	461,797,005	30,075,479
Emerging Markets ‘P’	667,890,325	30,783	26,356,251	(1,202,388)	74,284,067	714,646,536	45,122,850
International Large-Cap ‘P’	657,336,369	32,669	12,092,233	2,650,148	50,732,941	698,659,894	80,153,214
International Small-Cap ‘P’	446,386,776	24,623	8,934,725	2,980,914	36,514,146	476,971,734	36,575,489
International Value ‘P’	332,686,640	-	15,714,803	3,260,388	19,246,811	339,479,036	26,883,234
Real Estate ‘P’	191,737,805	22,713	-	-	(1,183,155)	190,577,363	7,866,402
Currency Strategies ‘P’	391,129,458	54,926	-	-	12,200,483	403,384,867	34,345,412
Equity Long/Short ‘P’	416,767,714	-	13,368,750	3,335,598	12,440,877	419,175,439	31,269,822
Global Absolute Return ‘P’	199,300,749	14,734	-	-	7,552,169	206,867,652	17,583,380
Total	$10,224,385,306	$470,492	$341,295,093	$101,210,549	$388,387,941	$10,373,159,195

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Portfolio/Underlying Funds	Beginning Value as of January 1, 2017	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2017
						Ending Value	Share Balance
Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$108,551,961	$722,593	$-	$-	$2,306,876	$111,581,430	8,782,780
Managed Bond ‘P’	59,784,943	478,892	-	-	888,685	61,152,520	4,497,274
Comstock ‘P’	66,410,947	-	4,087,312	1,728,491	(401,771)	63,650,355	4,079,985
Developing Growth ‘P’	12,314,839	-	654,472	25,411	1,009,823	12,695,601	854,845
Dividend Growth ‘P’	42,061,328	2,827	840,097	404,352	1,699,770	43,328,180	2,243,139
Equity Index ‘P’	56,277,170	-	2,367,762	468,724	2,899,379	57,277,511	1,014,297
Growth ‘P’	51,068,219	12,236	1,014,568	384,375	4,631,147	55,081,409	2,173,670
Large-Cap Growth ‘P’	71,040,716	2,397	2,293,104	1,074,330	6,155,336	75,979,675	7,158,611
Large-Cap Value ‘P’	139,362,897	-	5,793,265	2,435,453	3,201,848	139,206,933	6,303,728
Long/Short Large-Cap ‘P’	70,630,841	-	4,323,476	2,102,509	2,787,281	71,197,155	4,251,058
Main Street Core ‘P’	58,569,088	-	2,500,975	1,252,693	2,218,973	59,539,779	1,533,415
Mid-Cap Equity ‘P’	88,495,422	-	6,008,390	1,891,253	2,722,241	87,100,526	3,969,280
Mid-Cap Growth ‘P’	23,783,506	2,925	298,009	110,522	1,484,989	25,083,933	2,080,650
Mid-Cap Value ‘P’	162,914,098	-	7,530,366	2,989,083	3,924,109	162,296,924	6,606,348
Small-Cap Equity ‘P’	68,194,851	6,892	3,993,302	1,735,315	(1,857,876)	64,085,880	2,561,409
Small-Cap Growth ‘P’	17,556,566	-	1,008,644	119,957	591,022	17,258,901	1,495,941
Small-Cap Index ‘P’	84,015,717	-	5,270,740	2,171,459	(198,274)	80,718,162	3,798,606
Small-Cap Value ‘P’	73,776,587	-	5,149,661	2,260,465	(2,379,154)	68,508,237	2,873,306
Value Advantage ‘P’	109,700,064	-	5,662,042	1,912,473	1,316,959	107,267,454	6,986,013
Emerging Markets ‘P’	192,508,172	12,560	5,811,612	(210,898)	21,358,501	207,856,723	13,124,093
International Large-Cap ‘P’	175,872,477	70,530	2,337,276	520,222	13,779,840	187,905,793	21,557,346
International Small-Cap ‘P’	119,326,632	64,949	1,535,636	517,998	10,057,482	128,431,425	9,848,471
International Value ‘P’	91,981,773	-	3,815,411	435,473	5,808,786	94,410,621	7,476,346
Real Estate ‘P’	61,705,021	600,535	-	-	(375,133)	61,930,423	2,556,283
Currency Strategies ‘P’	84,027,315	496,372	-	-	2,632,310	87,155,997	7,420,726
Equity Long/Short ‘P’	89,878,088	-	2,266,254	575,195	2,843,878	91,030,907	6,790,761
Global Absolute Return ‘P’	42,839,310	118,570	-	-	1,625,147	44,583,027	3,789,477
Total	$2,222,648,548	$2,592,278	$74,562,374	$24,904,855	$90,732,174	$2,266,315,481

As of March 31, 2017, Pacific Life Insurance Company owned 66% of the total shares outstanding of the Diversified Alternatives Portfolio.

6. SECURITIES LENDING

The Trust, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company (the “Lending Agreement”) to provide securities lending services to the Long/Short Large-Cap Portfolio.

Under this securities lending services program, the cash collateral received from borrowers for securities on loan are used to finance the costs of borrowing securities sold short, in order to help achieve the Long/Short Large-Cap Portfolio’s stated investment objective. The proceeds from sales of securities sold short are then used to purchase long positions in excess of the value of the Long/Short Large-Cap Portfolio’s net assets (see Note 3 —Borrowings and Other Financing Transactions).

Income generated from securities lending is recorded as investment income (securities lending). Cash collateral received is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

Under the Lending Agreement, the borrowers pay the Long/Short Large-Cap Portfolio’s negotiated lenders’ fees and the Long/Short Large- Cap Portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the Long/ Short Large-Cap Portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Long/Short Large-Cap Portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. The manager of the Long/Short Large-Cap Portfolio has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Trust’s policy that the Fund’s manager votes on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the Fund’s manager, the Trust or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

7. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is the higher of the Federal funds effective rate or the One-Month LIBOR rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of March 31, 2017, the actual interest rate on borrowing by the Trust was 2.23%. The committed line of credit will expire on August 25, 2017, unless renewed, and is available to all Funds except the Small-Cap Growth, Diversified Alternatives, Equity Long/Short, Pacific Dynamix, Portfolio Optimization, PSF DFA Balanced Allocation, PD 1-3 Year

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2017 (Unaudited)

Corporate Bond, PD Aggregate Bond Index, and PD High Yield Bond Market Portfolios. The commitment fees and interest incurred by each applicable Fund are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

As of March 31, 2017, Inflation Strategy and PD International Large-Cap Portfolios had loans outstanding in the amount of $5,560,536 and $33,565, respectively. No other Fund had a loan outstanding in connection with this line of credit as of March 31, 2017.

8. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of March 31, 2017, were as follows:

		Gross	Gross	Net Unrealized
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments
Core Income	$354,052,485	$3,517,457	($2,447,171)	$1,070,286
Diversified Bond	4,317,874,355	68,613,677	(98,570,464)	(29,956,787)
Floating Rate Income	385,135,733	5,045,562	(950,641)	4,094,921
Floating Rate Loan	549,095,182	10,081,853	(10,971,313)	(889,460)
High Yield Bond	858,700,845	35,962,947	(13,041,867)	22,921,080
Inflation Managed	1,302,329,599	-	(27,398,982)	(27,398,982)
Inflation Strategy	387,370,674	-	(2,103,224)	(2,103,224)
Managed Bond	4,851,235,983	2,159,972	(41,662,054)	(39,502,082)
Short Duration Bond	1,651,029,758	3,786,326	(4,535,208)	(748,882)
Emerging Markets Debt	585,789,508	23,897,794	(10,704,666)	13,193,128
Comstock	820,459,178	246,650,380	(30,486,879)	216,163,501
Developing Growth	216,492,250	29,505,084	(3,561,744)	25,943,340
Dividend Growth	663,946,176	178,933,055	(6,691,790)	172,241,265
Equity Index	1,851,072,608	788,861,684	(33,927,538)	754,934,146
Focused Growth	123,499,674	24,295,234	(819,713)	23,475,521
Growth	787,310,456	257,139,280	(6,369,649)	250,769,631
Large-Cap Growth	804,173,024	193,838,198	(3,527,135)	190,311,063
Large-Cap Value	1,425,310,915	594,686,043	(32,087,814)	562,598,229
Long/Short Large-Cap	926,125,201	97,732,591	(6,654,092)	91,078,499
Main Street Core	1,100,751,010	226,077,424	(7,739,566)	218,337,858
Mid-Cap Equity	941,668,294	142,724,956	(14,582,072)	128,142,884
Mid-Cap Growth	406,086,400	72,537,602	(28,513,379)	44,024,223
Mid-Cap Value	1,335,958,178	208,245,001	(20,194,084)	188,050,917
Small-Cap Equity	450,446,864	127,754,933	(23,944,849)	103,810,084
Small-Cap Growth	156,289,812	25,899,250	(3,999,698)	21,899,552
Small-Cap Index	946,626,748	286,256,871	(76,174,847)	210,082,024
Small-Cap Value	527,459,198	102,267,037	(16,765,201)	85,501,836
Value Advantage	1,002,189,161	213,069,192	(21,003,087)	192,066,105
Emerging Markets	1,745,621,826	285,073,470	(89,888,120)	195,185,350
International Large-Cap	1,875,527,349	194,463,214	(84,396,901)	110,066,313
International Small-Cap	1,043,928,755	202,270,036	(45,645,546)	156,624,490
International Value	981,759,824	112,175,632	(25,875,495)	86,300,137
Health Sciences	306,936,892	42,123,834	(10,957,518)	31,166,316
Real Estate	614,243,358	64,711,043	(8,840,677)	55,870,366
Technology	89,395,724	12,675,595	(133,167)	12,542,428
Currency Strategies	1,124,601,011	765,328	(16,528,500)	(15,763,172)
Diversified Alternatives	3,117,818	268,123	-	268,123
Equity Long/Short	983,333,785	-	(63,796)	(63,796)
Global Absolute Return	773,088,420	23,129,366	(20,368,410)	2,760,956
Pacific Dynamix – Conservative Growth	450,979,064	76,901,790	-	76,901,790
Pacific Dynamix – Moderate Growth	1,742,759,390	399,526,599	-	399,526,599
Pacific Dynamix – Growth	526,865,080	142,925,598	-	142,925,598
Portfolio Optimization Conservative	1,763,687,438	186,207,107	(1,603,413)	184,603,694
Portfolio Optimization Moderate-Conservative	2,624,754,647	472,181,911	(1,907,874)	470,274,037
Portfolio Optimization Moderate	10,061,601,412	2,290,930,906	(4,826,803)	2,286,104,103
Portfolio Optimization Growth	8,209,600,323	2,163,888,869	(329,997)	2,163,558,872
Portfolio Optimization Aggressive-Growth	1,778,440,395	487,875,086	-	487,875,086
PSF DFA Balanced Allocation	49,845,698	1,814,604	(280,430)	1,534,174
PD 1-3 Year Corporate Bond	188,179,843	1,401,594	(442,285)	959,309
PD Aggregate Bond Index	956,665,426	11,224,831	(8,223,934)	3,000,897
PD High Yield Bond Market	158,740,056	6,687,468	(2,902,167)	3,785,301
PD Large-Cap Growth Index	346,994,642	165,664,146	(6,803,422)	158,860,724
PD Large-Cap Value Index	479,621,874	114,344,415	(18,972,812)	95,371,603
PD Small-Cap Growth Index	116,521,283	33,419,435	(8,760,467)	24,658,968
PD Small-Cap Value Index	182,834,631	48,250,787	(12,193,763)	36,057,024
PD Emerging Markets	128,549,905	24,065,706	(12,205,338)	11,860,368
PD International Large-Cap	435,659,277	68,830,578	(33,213,092)	35,617,486

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Schedules of Investments is primarily due to wash sale loss deferrals.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	May 26, 2017

By:	/s/ Brian D. Klemens
Brian D. Klemens Treasurer (Principal Financial and Accounting Officer)

Date:	May 26, 2017